As filed with the Securities and Exchange Commission on April 27, 2006.

Registration No. 33-33085

811-06032

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No.   40

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No.   64

Separate Account VA B

(Exact Name of Registrant)

TRANSAMERICA LIFE INSURANCE COMPANY

(Name of Depositor)

4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code

(319) 297-8363

John S. Long, Esquire

Transamerica Life Insurance Company

4333 Edgewood Road, N.E.

Cedar Rapids, Iowa 52499-4520

(Name and Address of Agent for Service)

Copy to:

Frederick R. Bellamy, Esquire

Sutherland Asbill & Brennan LLP

1275 Pennsylvania Avenue, N.W.

Washington, D.C. 20004-2404

Title of Securities Being Registered:

Flexible Premium Variable Annuity Policies

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on May 1, 2006 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a) (1) of Rule 485

☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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TRANSAMERICA LANDMARK

VARIABLE ANNUITY

Issued Through

SEPARATE ACCOUNT VA B

By

TRANSAMERICA LIFE INSURANCE COMPANY

Prospectus

May 1, 2006

This flexible premium deferred annuity policy has many investment choices. There is a separate account that currently offers various underlying fund portfolios. There is also a fixed account, which offers interest at rates that are guaranteed by Transamerica Life Insurance Company (Transamerica). You can choose any combination of these investment choices. You bear the entire investment risk for all amounts you put in the separate account.

This prospectus and the underlying fund prospectuses give you important information about the policies and the underlying fund portfolios. Please read them carefully before you invest and keep them for future reference.

If you would like more information about the Transamerica Landmark Variable Annuity, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 2006. Please call us at (800) 525-6205 or write us at: Transamerica Life Insurance Company, Attention: Customer Care Group, P.O. Box 3183, Cedar Rapids, Iowa, 52406-3183. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. More information about the variable annuity can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-SEC-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information. The table of contents of the SAI is included at the end of this prospectus.

Please note that the policies and the separate account investment choices:

•	are not bank deposits

•	are not federally insured

•	are not endorsed by any bank or government agency

•	are not guaranteed to achieve their goal

•	are subject to risks, including loss of premium

The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS

AEGON/TRANSAMERICA SERIES TRUST – SERVICE CLASS

Portfolio Construction Manager: Morningstar Associates, LLC

Asset Allocation – Conservative Portfolio

Asset Allocation – Growth Portfolio

Asset Allocation – Moderate Portfolio

Asset Allocation – Moderate Growth Portfolio

International Moderate Growth Fund

Subadvised by American Century Global

Investment Management, Inc.

American Century International

Subadvised by American Century Investment Management, Inc.

American Century Large Company Value

Subadvised by Capital Guardian Trust Company

Capital Guardian Global

Capital Guardian U.S. Equity

Capital Guardian Value

Subadvised by ING Clarion Real Estate Securities

Clarion Global Real Estate Securities

Subadvised by Great Companies, L.L.C.

Great Companies – America SM

Great Companies – Technology SM

Subadvised by Janus Capital Management LLC

Janus Growth

Subadvised by Jennison Associates LLC

Jennison Growth

Subadvised by J.P. Morgan Investment Management Inc.

J.P. Morgan Enhanced Index

Subadvised by Columbia Management Advisors, LLC

Marsico Growth

Subadvised by Mercury Advisors

Mercury Large Cap Value

Subadvised by MFS® Investment Management

MFS High Yield

Subadvised by Pacific Investment Management Company LLC

PIMCO Total Return

Subadvised by Salomon Brothers Asset Management Inc.

Salomon All Cap

Subadvised by Templeton Investment Counsel, LLC and

Great Companies, L.L.C

Templeton Great Companies Global

Subadvised by Transamerica Investment Management, LLC

Transamerica Balanced

Transamerica Convertible Securities

Transamerica Equity

Transamerica Growth Opportunities

Transamerica Money Market

Transamerica U.S. Government Securities

Subadvised by T. Rowe Price Associates, Inc.

T. Rowe Price Equity Income

T. Rowe Price Growth Stock

T. Rowe Price Small Cap

Subadvised by Morgan Stanley Investment Management, Inc.

Van Kampen Active International Allocation

Van Kampen Large Cap Core

Subadvised by Van Kampen Asset Management

Van Kampen Mid-Cap Growth

AIM VARIABLE INSURANCE FUNDS – SERIES II

Managed by A I M Advisors, Inc.

AIM V.I. Basic Value Fund

AIM V.I. Capital Appreciation Fund

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. – CLASS B

Managed by AllianceBernstein L.P.

AllianceBernstein Growth and Income Portfolio

AllianceBernstein Large Cap Growth Portfolio

JANUS ASPEN SERIES – SERVICE SHARES

Managed by Janus Capital Management LLC

Janus Aspen – Mid Cap Growth Portfolio

Janus Aspen – Worldwide Growth Portfolio

MFS® VARIABLE INSURANCE TRUSTSM – SERVICE CLASS

Managed by MFS® Investment Management

MFS New Discovery Series

MFS Total Return Series

FIDELITY VARIABLE INSURANCE PRODUCTS FUND – SERVICE CLASS 2

Managed by Fidelity Management & Research Company

VIP Contrafund® Portfolio

VIP Equity-Income Portfolio

VIP Growth Portfolio

VIP Mid Cap Portfolio

VIP Value Strategies Portfolio

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GLOSSARY OF TERMS

Accumulation Unit—An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value—The policy value increased or decreased by any excess interest adjustment.

Annuitant—The person on whose life any annuity payments involving life contingencies will be based.

Annuity Commencement Date—The date upon which annuity payments are to commence. This date may be any date at least thirty days after the policy date and may not be later than the last day of the policy month following the month after the annuitant attains age 95. The annuity commencement date may have to be earlier for qualified policies and may be earlier if required by state law.

Annuity Payment Option—A method of receiving a stream of annuity payments selected by the owner.

Cash Value—The adjusted policy value less any applicable surrender charge and rider fees (imposed upon surrender).

Excess Interest Adjustment—A positive or negative adjustment to amounts surrendered (both partial or full surrenders and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by Transamerica since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full surrender or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account—One or more investment choices under the policy that are part of Transamerica’s general assets and are not in the separate account.

Guaranteed Period Options—The various guaranteed interest rate periods of the fixed account which Transamerica may offer and into which premium payments may be paid or amounts transferred.

Owner— The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner in the information provided to us to issue a policy.

Policy Date— The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.

Policy Value—On or before the annuity commencement date, the policy value is equal to the owner’s:

•	premium payments; minus

•	gross partial surrenders (partial surrenders minus excess interest adjustments plus the surrender charge on the portion of the requested partial surrender that is subject to the surrender charge); plus

•	interest credited in the fixed account; plus

•	accumulated gains in the separate account; minus

•	accumulated losses in the separate account; minus

•	service charges, rider fees, premium taxes, transfer fees, and other charges, if any.

Policy Year—A policy year begins on the policy date and on each policy anniversary.

Separate Account—Separate Account VA B, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.

Subaccount—A subdivision within the separate account, the assets of which are invested in specified underlying fund portfolios.

You (Your)—the owner of the contract.

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SUMMARY

The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail.

1.	THE ANNUITY POLICY

The flexible premium deferred variable annuity policy offered by Transamerica Life Insurance Company (Transamerica, we, us, or our) provides a way for you to invest on a tax-deferred basis in the following investment choices: various subaccounts of the separate account and the fixed account of Transamerica. The policy is intended to accumulate money for retirement or other long-term investment purposes.

This policy currently offers subaccounts that are listed in Section 3. Each subaccount invests exclusively in shares of one of the underlying funds. The policy value may depend on the investment experience of the selected subaccounts. Therefore, you bear the entire investment risk with respect to all policy value in any subaccount. You could lose the amount that you invest.

The fixed account offers an interest rate that Transamerica guarantees.

The policy, like all deferred annuity policies, has two phases: the “accumulation phase” and the “income phase.” During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the policy. The income phase occurs when you annuitize and begin receiving regular annuity payments from your policy. The money you can accumulate during the accumulation phase will largely determine the payments you receive during the income phase.

2.	PURCHASE

You can buy a nonqualified policy with $5,000 or more, and a qualified policy with $1,000 or more, under most circumstances. You can add as little as $50 at any time during the accumulation phase.

3.	INVESTMENT CHOICES

You can allocate your premium payments to one or more of the following underlying fund portfolios described in the underlying fund prospectuses:

Asset Allocation – Conservative Portfolio – Service Class

Asset Allocation – Growth Portfolio – Service Class

Asset Allocation – Moderate Portfolio – Service Class

Asset Allocation – Moderate Growth Portfolio – Service Class

International Moderate Growth Fund – Service Class

American Century International – Service Class

American Century Large Company Value – Service Class

Capital Guardian Global – Service Class

Capital Guardian U.S. Equity – Service Class

Capital Guardian Value – Service Class

Clarion Global Real Estate Securities – Service Class

Great Companies – America SM – Service Class

Great Companies – Technology SM – Service Class

Janus Growth – Service Class

Jennison Growth – Service Class

J.P. Morgan Enhanced Index – Service Class

Marsico Growth – Service Class

Mercury Large Cap Value – Service Class

MFS High Yield – Service Class

PIMCO Total Return – Service Class

Salomon All Cap – Service Class

Templeton Great Companies Global – Service Class

Transamerica Balanced – Service Class

Transamerica Convertible Securities – Service Class

Transamerica Equity – Service Class

Transamerica Growth Opportunities – Service Class

Transamerica Money Market – Service Class

Transamerica U.S. Government Securities – Service Class

T. Rowe Price Equity Income – Service Class

T. Rowe Price Growth Stock – Service Class

T. Rowe Price Small Cap – Service Class

Van Kampen Active International Allocation – Service Class

Van Kampen Large Cap Core – Service Class

Van Kampen Mid-Cap Growth – Service Class

AIM V.I. Basic Value Fund – Series II

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AIM V.I. Capital Appreciation Fund – Series II

AllianceBernstein Growth and Income Portfolio – Class B

AllianceBernstein Large Cap Growth Portfolio – Class B

Janus Aspen – Mid Cap Growth Portfolio – Service Shares

Janus Aspen – Worldwide Growth Portfolio – Service Shares

MFS New Discovery Series – Service Class

MFS Total Return Series – Service Class

Fidelity – VIP Contrafund® Portfolio – Service Class 2

Fidelity – VIP Equity-Income Portfolio – Service Class 2

Fidelity – VIP Growth Portfolio – Service Class 2

Fidelity – VIP Mid Cap Portfolio – Service Class 2

Fidelity – VIP Value Strategies Portfolio – Service Class 2

As of May 1, 2003, new policy owners may only invest in the Service Class subaccounts of AEGON/ Transamerica Series Trust. The Initial Class subaccounts of the AEGON/ Transamerica Series Trust are only available to owners that purchased the policy before May 1, 2003. The Service Class of the AEGON/ Transamerica Series Trust has a Rule 12b-1 Plan (and higher expenses) and the Initial Class does not.

Depending upon their investment performance, you can make or lose money in any of the subaccounts.

You can also allocate your premium payments to the fixed account.

We currently allow you to transfer money between any of the investment choices during the accumulation phase. We reserve the right to impose a $10 fee for each transfer in excess of 12 transfers per policy year and to impose restrictions and limitations on transfers.

4.	PERFORMANCE

The value of the policy will vary up or down depending upon the investment performance of the subaccounts you choose. We provide past performance information in the SAI. This data does not indicate future performance.

5.	EXPENSES

Note: The following section on expenses and the Annuity Policy Fee Table and expense examples only apply to policies issued after the date of this prospectus. See Appendix B for older policies.

No deductions are made from premium payments at the time you buy the policy so that the full amount of each premium payment is invested in one or more of your investment choices.

We may deduct a surrender charge of up to 8% of premium payments surrendered within seven years after the premium is paid. We will calculate surrender charges by taking the earnings, if any, out before premium payments.

Full surrenders, partial surrenders, and transfers from a guaranteed period option of the fixed account may also be subject to an excess interest adjustment, which may increase or decrease the amount you receive. This adjustment may also apply to amounts applied to an annuity payment option from a guaranteed period option of the fixed account prior to the end of the guaranteed period option.

We deduct daily mortality and expense risk fees and administrative charges at an annual rate of 1.30% (if you choose the “Return of Premium Death Benefit”), or 1.50% (if you choose the Annual Step-Up Death Benefit), or 1.80% (if you choose the “Double Enhanced Death Benefit”) from the assets in each subaccount.

During the accumulation phase, we deduct an annual service charge of no more than $35 from the policy value on each policy anniversary and at the time of surrender. The charge is waived if either the policy value or the sum of all premium payments, minus all partial surrenders, is at least $50,000.

Upon full surrender, payment of a death benefit, or when annuity payments begin, we will deduct state

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premium taxes, if applicable, which currently range from 0% to 3.50%.

If you elect the Initial Payment Guarantee when you annuitize, there is a daily fee currently equal to an annual rate of 1.25% of the daily net asset value in the subaccounts.

If you elect the Additional Death Distribution, there is an annual fee during the accumulation phase of 0.25% of the policy value.

If you elect the Additional Death Distribution+ (“ADD+”), there is a annual fee during the accumulation phase of 0.55% of the policy value.

The value of the net assets of the subaccounts will reflect the management fee and other expenses incurred by the underlying fund portfolios.

6.	ACCESS TO YOUR MONEY

You can generally take out $500 or more anytime during the accumulation phase (except under certain qualified policies). You may generally take free of surrender charges each year the greater of:

•	10% of your premium payments; or

•	any gains in the policy.

Amounts surrendered in excess of this free amount may be subject to a surrender charge and an excess interest adjustment. You may also have to pay income tax and a tax penalty on any money you take out.

The gains in the policy are the amount equal to the policy value, minus the sum of all premium payments, reduced by all prior partial surrenders deemed to be from premium.

If you have policy value in the fixed account, you may take out any cumulative interest credited free of excess interest adjustments.

Access to amounts held in qualified policies may be restricted or prohibited.

Surrenders are not generally permitted during the income phase unless you elect the Life with Emergency CashSM annuity payment option.

7.	ANNUITY PAYMENTS

(THE INCOME PHASE)

The policy allows you to receive income under one of several annuity payment options. You may choose from fixed payment options, variable payment options, or a combination of both. If you select a variable payment option, the dollar amount of your payments may go up or down. However, the Initial Payment Guarantee is available as an optional rider and it guarantees a minimum amount for each payment.

8.	DEATH BENEFIT

If the sole annuitant dies before the income phase begins, then the beneficiary will generally receive a death benefit. If the owner is not the annuitant, no death benefit is paid if the owner dies.

Naming different persons as owner and annuitant can affect to whom and whether amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.

When you purchase a policy you generally may choose one of the following optional guaranteed minimum death benefits:

•	Double Enhanced; or

•	Annual Step-Up; or

•	Return of Premium.

Charges are lower for the Return of Premium Death Benefit.

After the policy is issued, the guaranteed minimum death benefit cannot be changed.

The death benefit is paid first to a surviving owner, if any; it is only paid to the beneficiary if there is no surviving owner.

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9.	TAXES

Earnings, if any, are generally not taxed until taken out. If you take money out of a nonqualified policy during the accumulation phase, earnings come out first for federal tax purposes, and are taxed as ordinary income. For nonqualified and certain qualified policies, payments during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income. For qualified policies, payments during the income phase are, in many cases, considered as all taxable income. If you are younger than 59 1/2 when you take money out, you may incur a 10% federal penalty tax on the taxable earnings.

10.	ADDITIONAL FEATURES

This policy has additional features that might interest you. These include, but are not limited to, the following:

•	You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your policy is in the accumulation phase. This feature is referred to as the “Systematic Payout Option” (“SPO”). Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.

•	You can elect an optional rider at the time of annuitization that guarantees your variable annuity payments will never be less than a percentage of the initial payment. This feature is called the “Initial Payment Guarantee” (“IPG”). There is an extra charge for this rider.

•	You can elect one of two optional riders that might pay an additional amount on top of the policy death benefit, in certain circumstances. These features are called the “Additional Death Distribution” (“ADD”) and “Additional Death Distribution +” (“ADD+”). There is an extra charge for these riders.

•	Under certain medically related circumstances, you may surrender all or part of the policy value without a surrender charge and excess interest adjustment. This feature is called the “Nursing Care and Terminal Condition Withdrawal Option.”

•	Under certain unemployment circumstances, you may surrender all or a portion of the policy value free of surrender charges and excess interest adjustments. This feature is called the “Unemployment Waiver.”

•	You may generally make transfers and/or change the allocation of additional premium payments by telephone. We may restrict or eliminate this feature.

•	You can arrange to automatically transfer money (at least $500 per transfer) monthly or quarterly from certain investment choices into one or more subaccounts. This feature is known as “Dollar Cost Averaging.”

•	We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the policy value among the various subaccounts. This feature is called “Asset Rebalancing.”

These features may not be available for all policies, may vary for certain policies, may not each be available in combination with other optional benefits under the policy, and may not be suitable for your particular situation.

11.	OTHER INFORMATION

Right to Cancel Period. You may return your policy for a refund, but only if you return it within a prescribed period, which is generally at least 10 days (after you receive the policy), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid and accumulated gains or losses in the separate account. Please note, we will not credit interest on amounts allocated to the

8

fixed account if you return your policy for a refund during the right to cancel period. We will pay the refund within 7 days after we receive (at our administrative and service office) written notice of cancellation and the returned policy within the applicable period. The policy will then be deemed void.

No Probate. Usually, the person receiving the death benefit under this policy will not have to go through probate. State laws vary on how the amount that may be paid is treated for estate tax purposes.

Who should purchase the Policy? This policy is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes; and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. The tax deferral features of variable annuities are unnecessary when purchased to fund a qualified plan. You should not buy this policy if you are looking for a short-term investment, market timing, or if you cannot take the risk of losing money that you put in.

There are various fees and charges associated with variable annuities. You should consider whether the features and benefits of this policy, unique to variable annuities, such as the opportunity for lifetime income payments, a guaranteed death benefit, the guaranteed level of certain charges, and additional features, make this policy appropriate for your needs.

Old Policies. This prospectus generally describes policies issued after the date of this prospectus. See Appendix B for information on how older policies have different features and requirements, and sometimes different fees and deductions.

State Variations. Certain provisions of the policies may be different than the general description in this prospectus, and certain riders and options may not be available, because of the legal restrictions in your state. See your policy for specific variations since any such state variations will be included in your policy or in riders or endorsements attached to your policy. See your agent or contact us for specific information that may be applicable to your state.

Financial Statements. Financial Statements for Transamerica and the subaccounts are in the SAI. Condensed financial information for the subaccounts (those in operation before January 1, 2006) is in Appendix A to this prospectus.

12.	INQUIRIES

If you need more information or want to make a transaction, please contact us at our Administrative and Service Office:

Administrative and Service Office

Attention: Customer Care Group

Transamerica Life Insurance Company

P.O. Box 3183

Cedar Rapids, IA 52406-3183

Overnight Address:

Administrative and Service Office

Attention: Customer Care Group

Transamerica Life Insurance Company

4333 Edgewood Road NE

Cedar Rapids, IA 52499-0001

You may check your policy at www.transamericaservice.com. Follow the logon procedures. You will need your pre-assigned Personal Identification Number (“PIN”) to access information about your policy. We cannot guarantee that you will be able to access this site.

You should protect your PIN, because on-line (or telephone) options may be available and could be made by anyone that knows your PIN. We may not be able to verify that the person providing instructions using your PIN is you or someone authorized by you.

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ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES(1)

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment choices. State premium taxes may also be deducted, and excess interest adjustments may be made to amounts surrendered or applied to annuity payment options from cash value from the fixed account.

Policy Owner Transaction Expenses:
Sales Load On Purchase Payments	0%
Maximum Surrender Charge (as a % of premium payments surrendered)(2)	8%
Transfer Fee(3)	$0 - $10

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses.

Annual Service Charge(4)	$0 - $35 Per Policy
Separate Account Annual Expenses (as a percentage of average account value):
Base Separate Account Expenses:
Mortality and Expense Risk Fee(5)	1.15%
Administrative Charge	0.15%
Total Base Separate Account Annual Expenses	1.30%
Optional Separate Account Expenses:
Double Enhanced Death Benefit(6)	0.50%
Annual Step-Up Death Benefit(7)	0.20%
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses(8)	1.80%
Optional Rider Fees:
Additional Death Distribution(9)	0.25%
Additional Death Distribution+(10)	0.55%

The next item shows the lowest and highest total operating expenses charged by the portfolio companies for the year ended December 31, 2005 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

	Minimum	Maximum
Total Portfolio Annual Operating Expenses(11):
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses.	0.65%	1.42%

This Example is intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include policy owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.

The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the highest fees and expenses of any of the portfolios for the year ended December 31, 2005, and the highest combination of separate account expenses and optional rider fees (including any riders offered by supplement). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example(12)	1 Year	3 Years	5 Years	10 Years
If the policy is surrendered at the end of the applicable time period.	$1234	$2194	$3095	$5489
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy.	$514	$1564	$2645	$5489

For information concerning compensation paid for the sale of the policies, see “Distributor of the Policies.”

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(1)	During the income phase the fees may be different than those described in the Fee Table. See Section 5, Expenses.

(2)	The surrender charge, if any is imposed, applies to each policy, regardless of how policy value is allocated among the separate account and the fixed account. The surrender charge decreases based on the number of years since the premium payment was made.

If you select the Life with Emergency CashSM annuity payment option, you will be subject to a surrender charge after the annuity commencement date. See Section 5, Expenses.

(3)	The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the separate account and the fixed account. There is no fee for the first 12 transfers per year. For additional transfers, Transamerica may charge a fee of $10 per transfer.

(4)	The service charge applies to the fixed account and the separate account, and is assessed on a pro rata basis relative to each account’s policy value as a percentage of the total policy value. The annual service charge is deducted on each policy anniversary and at the time of full surrender. We may waive the service charge in certain instances.

(5)	The mortality and expense risk fee shown (1.15%) is for the accumulation phase with the “Return of Premium Death Benefit.”

(6)	The fee for the “Double Enhanced Death Benefit” (0.50%) is in addition to the mortality and expense risk and administrative fee.

(7)	The fee for the “Annual Step-Up Death Benefit” (0.20%) is in addition to the mortality and expense risk and administrative fee.

(8)	The Double Enhanced Death Benefit fee is included herein.

(9)	The annual Additional Death Distribution fee is 0.25% of the policy value and is deducted only during the accumulation phase.

(10)	The annual Additional Death Distribution+ fee is 0.55% of the policy value and is deducted only during accumulation phase.

(11)	The fee table information relating to the underlying fund portfolios is for the year ending December 31, 2005 (unless otherwise noted) and was provided to Transamerica by the underlying fund portfolios, their investment advisors or managers, and Transamerica has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table.

(12)	The Example does not reflect premium tax charges or transfer fees. Different fees and expense not reflected in the Example may be assessed during the income phase of the policy.

Please remember that the Example is an illustration and does not represent past or future expenses. Your actual expenses may be lower or higher than those reflected in the Example. Similarly, your rate of return may be more or less than the 5% assumed in the Example.

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1.	THE ANNUITY POLICY

This prospectus describes the Transamerica Landmark Variable Annuity policy offered by Transamerica Life Insurance Company. This prospectus generally describes policies issued on or after the date of this prospectus. Policies issued before that date may have different features (such as different death benefits or annuity payment options) and different charges. These differences are noted in Appendix B.

An annuity is a contract between you, the owner, and an insurance company (in this case Transamerica), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings (if any) are tax deferred. Tax deferral means you generally are not taxed until you take money out of your annuity. After you annuitize, your annuity switches to the income phase.

The policy is a flexible premium deferred variable annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes. Your individual investment and your rights are determined primarily by your own policy.

The policy is a “flexible premium” annuity because after you purchase it, you can generally make additional investments of $50 or more until the annuity commencement date. You are not required to make any additional investments.

The policy is a “variable” annuity because the value of your investments can go up or down based on the performance of your investment choices. If you invest in the separate account, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your investment choices. You could lose the amount you allocate to the separate account. The amount of annuity payments you receive during the income phase from the separate account also depends upon the investment performance of your investment choices for the income phase. However, if you annuitize under the Initial Payment Guarantee, then Transamerica will guarantee a minimum amount of your annuity payments. There is an extra charge for this rider.

The policy also contains a fixed account. The fixed account offers interest at rates that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that you select.

2.	PURCHASE

Policy Issue Requirements

Transamerica will not issue a policy unless:

•	Transamerica receives (at our administrative and service office) all information needed to issue the policy;

•	Transamerica receives (at our administrative and service office) a minimum initial premium payment; and

•	The annuitant, owner, and any joint owner are age 90 or younger (may be lower for qualified policies).

We reserve the right to reject any application or premium payment.

Premium Payments

You should make checks for premium payments payable only to Transamerica Life Insurance Company and send them to the administrative and service office. Your check must be honored in order for Transamerica to pay any associated payments and benefits due under the policy.

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Initial Premium Requirements

The initial premium payment for nonqualified policies must be at least $5,000, and at least $1,000 for qualified policies. There is generally no minimum initial premium payment for policies issued under section 403(b) of the Internal Revenue Code; however, your premium must be received within 90 days of the policy date or your policy will be canceled. We will credit your initial premium payment to your policy within two business days after the day we receive it and your complete policy information. If we are unable to credit your initial premium payment, we will contact you within five business days and explain why. We will also return your initial premium payment at that time unless you let us keep it and credit it as soon as possible.

The date on which we credit your initial premium payment to your policy is generally the policy date. The policy date is used to determine policy years, policy months and policy anniversaries.

There may be delays in our receipt of applications that are outside of our control (for example, because of the failure of the selling broker/dealer or sales agent to forward the application to us promptly, or because of delays in determining that the policy is suitable for you). Any such delays will affect when your policy can be issued and your premium allocated among your investment choices.

Additional Premium Payments

You are not required to make any additional premium payments. However, you can generally make additional premium payments as often as you like during the accumulation phase. Additional premium payments must be at least $50. We will credit additional premium payments to your policy as of the business day we receive your premium and required information. Additional premium payments must be received before the New York Stock Exchange closes to get same-day pricing of the additional premium payment.

Maximum Total Premium Payments

Cumulative premium payments above $1,000,000 require prior approval by Transamerica.

Allocation of Premium Payments

When you purchase a policy, we will allocate your premium payment to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation.

If you allocate premium payments to the Dollar Cost Averaging program, you must give us instructions regarding the subaccount(s) to which transfers are to be made or we cannot accept your premium payment.

You may change allocations for future additional premium payments by sending written instructions to our administrative and service office or by telephone, subject to the limitations described under “Telephone Transactions.” The allocation change will apply to premium payments received on or after the date we receive the change request.

You could lose the amount you allocate to the variable subaccounts.

Transamerica reserves the right to restrict or refuse any premium payment.

Policy Value

You should expect your policy value to change from valuation period to valuation period. A valuation period begins at the close of regular trading on the New York Stock Exchange on each business day and ends at the close of regular trading on the next succeeding business day. A business day is each day that the New York Stock

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Exchange is open. The New York Stock Exchange generally closes at 4:00 p.m. eastern time. Holidays are generally not business days.

3.	INVESTMENT CHOICES

The Separate Account

The following variable subaccounts are available under the policy for new investors. The subaccounts invest in shares of the various underlying fund portfolios. The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this policy are listed below. The following variable investment choices are currently offered through this policy:

AEGON/TRANSAMERICA SERIES TRUST – SERVICE CLASS(1)

Portfolio Construction Manager: Morningstar Associates, LLC

Asset Allocation – Conservative Portfolio

Asset Allocation – Growth Portfolio

Asset Allocation – Moderate Portfolio

Asset Allocation – Moderate Growth Portfolio

International Moderate Growth Fund

Subadvised by American Century Global Investment Management, Inc.

American Century International

Subadvised by American Century Investment Management, Inc.

American Century Large Company Value

Subadvised by Capital Guardian Trust Company

Capital Guardian Global

Capital Guardian U.S. Equity

Capital Guardian Value

Subadvised by ING Clarion Real Estate Securities

Clarion Global Real Estate Securities(2)

Subadvised by Great Companies, L.L.C.

Great Companies – America SM

Great Companies – Technology SM

Subadvised by Janus Capital Management LLC

Janus Growth

Subadvised by Jennison Associates LLC

Jennison Growth

Subadvised by J.P. Morgan Investment Management Inc.

J.P. Morgan Enhanced Index

Subadvised by Columbia Management Advisors, LLC(3)

Marsico Growth(4)

Subadvised by Mercury Advisors

Mercury Large Cap Value

Subadvised by MFS® Investment Management

MFS High Yield

Subadvised by Pacific Investment Management Company LLC

PIMCO Total Return

Subadvised by Salomon Brothers Asset Management Inc.

Salomon All Cap

Subadvised by Templeton Investment Counsel, LLC and Great Companies, L.L.C.

Templeton Great Companies Global

Subadvised by Transamerica Investment Management, LLC

Transamerica Balanced

Transamerica Convertible Securities

Transamerica Equity

Transamerica Growth Opportunities

Transamerica Money Market

Transamerica U.S. Government Securities

Subadvised by T. Rowe Price Associates, Inc.

T. Rowe Price Equity Income

T. Rowe Price Growth Stock

T. Rowe Price Small Cap

Subadvised by Morgan Stanley Investment Management Inc.

Van Kampen Active International Allocation

Van Kampen Large Cap Core

Subadvised by Van Kampen Asset Management

Van Kampen Mid-Cap Growth(5)

AIM VARIABLE INSURANCE FUNDS – SERIES II

Managed by A I M Advisors, Inc.

AIM V.I. Basic Value Fund

AIM V.I. Capital Appreciation Fund

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ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. – CLASS B

Managed by AllianceBernstein L.P.(6)

AllianceBernstein Growth and Income Portfolio

AllianceBernstein Large Cap Growth Portfolio

JANUS ASPEN SERIES – SERVICE SHARES

Managed by Janus Capital Management LLC

Janus Aspen – Mid Cap Growth Portfolio

Janus Aspen – Worldwide Growth Portfolio

MFS® VARIABLE INSURANCE TRUSTSM – SERVICE CLASS

Managed by MFS® Investment Management

MFS New Discovery Series

MFS Total Return Series

FIDELITY VARIABLE INSURANCE PRODUCTS FUND – SERVICE CLASS 2

Managed by Fidelity Management & Research Company

VIP Contrafund® Portfolio

VIP Equity-Income Portfolio

VIP Growth Portfolio

VIP Mid Cap Portfolio

VIP Value Strategies Portfolio

(1)	As of May 1, 2003, new policyholders may only invest in the Service Class subaccounts. The Initial Class subaccounts are only available to policyholders that purchased the policy before May 1, 2003. The Service Class has a Rule 12b-1 Plan (and higher expenses) and the Initial Class does not.

(2)	Formerly known as Clarion Real Estate Securities.

(3)	Formerly known as Banc of America Capital Management, LLC.

(4)	This subaccount was re-opened May 1, 2003. If you purchased your policy prior to May 1, 2003, you may only invest in the Initial Class shares. If you purchased your policy on May 1, 2003, or after, you may only invest in Service Class shares.

(5)	Formerly known as Van Kampen Emerging Growth.

(6)	Formerly known as Alliance Capital Management L.P.

The following subaccounts are only available to owners who held an investment in those subaccounts on May 1, 2002. However, if any such owner surrenders all of his or her money from these subaccounts after May 1, 2002, that owner may not reinvest in those subaccounts.

JANUS ASPEN SERIES – SERVICE SHARES

Managed by Janus Capital Management LLC

Janus Aspen – Mid Cap Value Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS FUND – SERVICE CLASS 2

Managed by Fidelity Management & Research Company

VIP Growth Opportunities Portfolio

The following subaccount is only available to owners that held an investment in this subaccount on July 1, 2002. However, if any such owner surrenders all of his or her money from this subaccount after July 1, 2002, that owner may not reinvest in this subaccount.

AEGON/TRANSAMERICA SERIES TRUST – INITIAL CLASS

Subadvised by Transamerica Investment Management, LLC

Transamerica Small/Mid Cap Value

The general public may not purchase shares of these underlying fund portfolios. The names and investment objectives and policies may be similar to other portfolios managed by the same investment advisor or manager that are sold directly to the public. You should not expect the investment results of the underlying fund portfolios to be the same as those of other portfolios.

More detailed information, including an explanation of the portfolios’ fees and investment objectives, may be found in the current

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prospectuses for the underlying fund portfolios, which accompany this prospectus. You should read the prospectuses for the underlying fund portfolios carefully before you invest.

Selection of Underlying Portfolios

The underlying fund portfolios offered through this product are selected by Transamerica, and Transamerica may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying fund portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will compensate us or our affiliates for providing certain administrative, marketing, and support services that would otherwise be provided by the underlying fund portfolio or its service providers, or whether affiliates of the underlying fund portfolio can provide marketing and distribution support for sales of the policies. (See “Revenue We Receive”.) We have included the ATST underlying fund portfolios at least in part because they are managed by one of our affiliates, Transamerica Fund Advisers.

We have developed this variable annuity product in cooperation with one or more distributors, and have included certain underlying fund portfolios based on their recommendations; their selection criteria may differ from our selection criteria.

You are responsible for choosing the subaccounts which invest in the underlying fund portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Since investment risk is borne by you, decisions regarding investment allocations should be carefully considered.

In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the underlying fund portfolios that is available to you, including each underlying fund portfolio’s prospectus, statement of additional information and annual and semi/annual reports. Other sources such as the Fund’s website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a Fund or underlying fund portfolio. After you select underlying fund portfolios for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

You bear the risk of any decline in the cash value of your policy resulting from the performance of the underlying fund portfolios you have chosen.

We do not recommend or endorse any particular underlying fund portfolio and we do not provide investment advice.

We do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. See the SAI for more information concerning the possible addition, deletion, or substitution of investments.

We also reserve the right to limit the number of subaccounts you are invested in at any one time.

The Fixed Account

Premium payments allocated and amounts transferred to the fixed account become part of Transamerica’s general account. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts.

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While we do not guarantee that the fixed account will always be available for investment, we do guarantee that the interest credited to the fixed account will not be less than the guaranteed minimum effective annual interest rate shown on your policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. At the end of the guaranteed period option you selected, the value in that guaranteed period option will automatically be transferred into a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment choice by giving us notice within 30 days before the end of the expiring guaranteed period.

Full and partial surrenders and transfers from a guaranteed period option of the fixed account are generally subject to an excess interest adjustment (except at the end of the guaranteed period). This adjustment will also be made to amounts that you apply to an annuity payment option. This adjustment may increase or decrease the amount of interest credited to your policy. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum, however.

We also guarantee that upon full surrender your cash value attributable to the fixed account will not be less than the amount required by the applicable nonforfeiture law at the time the policy is issued.

If you select the fixed account, your money will be placed with Transamerica’s other general assets. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of annuity payments you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase.

We reserve the right to refuse any premium payment to the fixed account.

Transfers

During the accumulation phase, you may make transfers to or from any subaccount or to the fixed account within certain limitations.

Transfers out of a guaranteed period option of the fixed account are limited to the following:

•	Transfers at the end of a guaranteed period. No excess interest adjustment will apply.

•	Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest premium payment first.

•	Other than at the end of a guaranteed period, transfers of amounts from the guaranteed period option in excess of amounts equal to interest credited, are subject to an excess interest adjustment. If it is a negative adjustment, the maximum amount you can transfer in any one policy year is 25% of the amount in that guaranteed period option, less any previous transfers during the current policy year. If it is a positive adjustment, we do not limit the amount that you can transfer.

Each transfer must be at least $500, or the entire subaccount value. Transfers of interest from a guaranteed period option of the fixed account must be at least $50. If less than $500 remains as a result of the transfer, then we reserve the right to include that amount in the transfer. Transfer requests must be received while the New York Stock Exchange is open to get same-day pricing of the transaction.

We reserve the right to prohibit transfers to the fixed account.

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The number of transfers permitted may be limited and a $10 charge per transfer may apply.

During the income phase, you may transfer values out of any subaccount; however, you cannot transfer values out of the fixed account. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.

Transfers made by telephone are subject to the limitations described below under “Telephone Transactions.”

Market Timing and Disruptive Trading

Statement of Policy. This variable insurance product was not designed for the use of market timers or frequent or disruptive traders. Such transfers may be harmful to the underlying fund portfolios and increase transaction costs.

Market timing and disruptive trading among the subaccounts or between the subaccounts and the fixed account can cause risks with adverse effects for other policy owners (and beneficiaries and underlying fund portfolios). These risks and harmful effects include:

(1)	dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”);

(2)	an adverse effect on portfolio management, such as:

(a)	impeding a portfolio manager’s ability to sustain an investment objective;

(b)	causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or

(c)	causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and

(3)	increased brokerage and administrative expenses.

These costs are borne by all policy owners invested in those subaccounts, not just those making the transfers.

We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain subaccounts at the request of the corresponding underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or potentially disruptive trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading. Do not invest with us if you intend to conduct market timing or potentially disruptive trading.

Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from market timing and disruptive trading among subaccounts of variable products issued by these other insurance companies or retirement plans.

Deterrence. If we determine you are engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject

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to modification or restriction. As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.

We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the payment or transfer, or series of transfers, would have a negative impact on an underlying fund portfolio’s operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some policy owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more variable insurance products that we believe are connected.

In addition to our internal policies and procedures, we will administer your variable insurance product to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.

Under our current policies and procedures, we do not:

•	impose redemption fees on transfers;

•	expressly limit the number or size of transfers in a given period except for certain subaccounts where an underlying fund portfolio has advised us to prohibit certain transfers that exceed a certain size; or

•	provide a certain number of allowable transfers in a given period.

Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period or their size), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it (although some level of market timing and disruptive trading can occur with a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.

Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by policy owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to

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prevent harmful trading activity among the variable investment options available under this variable insurance product, there is no assurance that we will be able to detect or deter market timing or disruptive trading by such policy owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders that we cannot predict.

Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter harmful trading that may adversely affect other policy owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in market timing or disruptive trading among the investment options under the variable insurance product. In addition, we may not honor transfer requests if any variable investment option that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.

Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading. Policy owners should be aware that we may not have the contractual ability or the operational capacity to monitor policy owners’ transfer requests and apply the frequent trading policies and procedures of the respective underlying funds that would be affected by the transfers. Accordingly, policy owners and other persons who have material rights under our variable insurance products should assume that any protection they may have against potential harm from market timing and disruptive trading is the protection, if any, provided by the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading in certain subaccounts.

Policy owners should be aware that we expect to be contractually obligated to prohibit transfers by policy owners identified by an underlying fund portfolio and to provide policy owner transaction data to the underlying fund portfolios.

Omnibus Orders. Policy owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment options correspond to the

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affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and disruptive trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

4.	PERFORMANCE

Transamerica periodically advertises performance of the various subaccounts. Performance figures might not reflect charges for options, riders, or endorsements. We may disclose at least three different kinds of performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, surrender charges, or fees for any optional riders or endorsements. The deduction of any applicable premium taxes, surrender charges, or rider fees would reduce the percentage increase or make greater any percentage decrease.

Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges. These figures may also include or exclude surrender charges.

Third, in addition, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e., before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.

We also may, from time to time, include in our advertising and sales materials, the performance of other funds or accounts managed by the subadvisor, the performance of predecessors to the underlying fund portfolios, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

All types of performance data may not reflect all of the fees and charges that may be deducted (such as fees for optional benefits) and performance figures would be lower if these charges were included.

The SAI contains past performance information that you may find useful. It is divided into various parts, depending upon the type of performance information shown. Past performance is no indication of future performance; future performance will vary and future results will not be the same as the results shown.

5.	EXPENSES

There are charges and expenses associated with your policy that reduce the return on your investment in the policy.

Surrender Charges

During the accumulation phase, you can surrender part or all of the cash value (restrictions may apply to qualified policies). We may apply a surrender charge to compensate us for expenses relating to sales, including commissions to registered representatives and other promotional expenses. You can surrender up to the greater of 10% of your premium payments or any gains in the policy once each year free of surrender charges. This amount is referred to as the free percentage and is determined at the time of surrender. (The free percentage is not cumulative, so not surrendering anything in one year does not increase the surrender charge free amount in subsequent years.) If the surrender is in excess of this free amount, you might have to pay a surrender charge, which is

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a contingent deferred sales charge, on the excess amount.

The following schedule shows the surrender charges that apply during the seven years following payment of each premium payment:

Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium surrendered)
0 - 1	8%
1 - 2	8%
2 - 3	7%
3 - 4	6%
4 - 5	5%
5 - 6	4%
6 - 7	3%
more than 7	0

For example, assume your premium is $100,000 and your policy value is $106,000 at the beginning of the second policy year and you surrender $30,000. Since that amount is more than your free amount ($10,000), you would pay a surrender charge of $1,600 on the remaining $20,000 (8% of $30,000 - $10,000).

Likewise, assume your policy value is $80,000 (premium payments $100,000) at the beginning of the second policy year and you surrender your policy. You would pay a surrender charge of $7,200 [8% of ($100,000 – ($100,000 x 10%))].

You can generally choose to receive the full amount of a requested partial surrender by directing us to deduct any applicable surrender charge (and any applicable excess interest adjustment) from your remaining policy value. You receive your cash value upon full surrender.

For surrender charge purposes, earnings are considered to be surrendered first, then the oldest premium is considered to be surrendered next.

Surrender charges are waived if you surrender money under the Nursing Care and Terminal Condition Withdrawal Option or the Unemployment Waiver.

Keep in mind that surrenders may be taxable and, if made before age 59 1/2, may be subject to a 10% federal penalty tax. For tax purposes, surrenders from nonqualified policies are considered to come from earnings first.

Life with Emergency CashSM Surrender Charge

If you select the Life with Emergency CashSM annuity payment option, then you can surrender your policy even after annuity payments have begun. However, there is a surrender charge during the first four years after the annuity commencement date. The following schedule shows the current surrender charge:

Number of Years Since Annuity Commencement Date	Surrender Charge (as a percentage of adjusted policy value)
0 – 1	4%
1 – 2	3%
2 – 3	2%
3 – 4	1%
more than 4	0%

We can change the surrender charge, and you will be subject to whatever surrender schedule is in effect at the time you annuitize under the Life with Emergency CashSM annuity payment option.

Note carefully the following three things about this surrender charge:

•	this surrender charge is measured from the annuity commencement date and not from the premium payment date;

•	this surrender charge is a percentage of the adjusted policy value applied to the Life with Emergency CashSM annuity payment option, and not a percentage of premium; and

•	under this payment option, there is no surrender charge free amount.

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Excess Interest Adjustment

Surrenders and transfers from the fixed account may be subject to an excess interest adjustment. This adjustment could retroactively reduce the interest credited in the fixed account to the guaranteed minimum or increase the amount credited. This adjustment may also apply to amounts applied to an annuity payment option.

Mortality and Expense Risk Fees

We charge a fee as compensation for bearing certain mortality and expense risks under the policy. This fee is assessed daily based on the net asset value of each subaccount. Examples of such risks include a guarantee of annuity rates, the death benefit, certain expenses of the policy, and assuming the risk that the current charges will be insufficient in the future to cover costs of administering the policy. We may also pay distribution expenses out of this charge.

During the accumulation phase: for the Return of Premium Death Benefit, the daily mortality and expense risk fee is at an annual rate of 1.15%; for the Annual Step-Up Death Benefit, the daily mortality and expense risk fee is 0.20% higher, at an annual rate of 1.35%, and for the Double Enhanced Death Benefit, the mortality and expense risk fee is 0.50% higher, at an annual rate of 1.65%. During the income phase, the mortality and expense risk fee is at an annual rate of 1.10%.

If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.

Administrative Charges

We deduct a daily administrative charge to cover the costs of administering the policy (including certain distribution-related expenses). This charge is equal to an annual rate of 0.15% of the daily net asset value of each subaccount during both the accumulation phase and the income phase.

In addition, during the accumulation phase, an annual service charge of $35 (but not more than 2% of the policy value) is charged on each policy anniversary and at surrender. The service charge is waived if your policy value or the sum of your premiums, less all partial surrenders, is at least $50,000.

Premium Taxes

Some states assess premium taxes on the premium payments you make. We currently do not deduct for these taxes at the time you make a premium payment. However, we will deduct the total amount of premium taxes, if any, from the policy value when:

•	you begin receiving annuity payments;

•	you surrender the policy; or

•	a death benefit is paid.

Generally, premium taxes range from 0% to 3.50%, depending on the state.

Federal, State and Local Taxes

We may in the future deduct charges from the policy for any taxes we incur because of the policy. However, no deductions are being made at the present time.

Special Service Fees

We will deduct a charge for special services, such as wire transfers and overnight delivery.

Transfer Fee

You are generally allowed to make 12 free transfers per year before the annuity commencement date. If you make more than 12 transfers per year, we reserve the right to charge $10 for each additional transfer. Premium

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payments, Asset Rebalancing, and Dollar Cost Averaging transfers do not count as one of your 12 free transfers per year. All transfer requests made at the same time are treated as a single request.

Initial Payment Guarantee

If you elect the Initial Payment Guarantee at the time of annuitization, there is a rider fee currently at an annual rate of 1.25% of the daily net asset value. This fee may be higher or lower at the time you annuitize and elect the rider.

Additional Death Distribution

If you elect the Additional Death Distribution, there is an annual rider fee during the accumulation phase of 0.25% of the policy value. The rider fee will be deducted on each rider anniversary and upon termination of the rider during the accumulation phase.

Additional Death Distribution+ (“ADD+”)

If you elect the ADD+, there is an annual rider fee during the accumulation phase of 0.55% of the policy value. The rider fee will be deducted on each rider anniversary and upon termination of the rider during the accumulation phase.

Portfolio Fees and Expenses

The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund portfolios. The lowest and highest fund expenses for the previous calendar year are found in the “Annuity Policy Fee Table” section of this prospectus. See the prospectuses for the underlying fund portfolios for more information.

Revenue We Receive

We (and our affiliates) may directly or indirectly receive payments from the underlying fund portfolios, their advisers, subadvisers, distributors or affiliates thereof, in consideration of certain administrative, marketing and other services we (and our affiliates) provide and expenses we incur. We (and/or our affiliates) generally receive three types of payments:

•	Rule 12b-1 Fees. We and our affiliate, AFSG Securities Corporation (“AFSG”), the principal underwriter for the policies, receive some or all of the 12b-1 fees from the funds. Any 12b-1 fees received by AFSG that are attributable to our variable insurance products are then credited to us. These fees range from 0.10% to 0.25% of the average daily assets of the certain underlying fund portfolios attributable to the policies and to certain other variable insurance products that we and our affiliates issue.

•	Administrative, Marketing and Support Service Fees (“Support Fees”). We and our affiliates, including AFSG, may receive compensation from the investment adviser, sub-adviser, administrators, and/or distributors (or affiliates thereof) of the underlying fund portfolios for administrative and other services related to separate account operations. The amount of this compensation is based on a percentage of the assets of the particular underlying fund portfolios attributable to the policy and to certain other variable insurance products that our affiliates and we issue. These percentages differ and may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.

The following chart provides the maximum combined percentages of 12b-1 fees and Support Fees that we anticipate will be paid to us on an annual basis:

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Incoming Payments to Transamerica and AFSG

Fund	Maximum Fee % of assets(1)
AEGON/Transamerica Series Trust	0.25	%(2)
AIM Variable Insurance Funds	0.50%
AllianceBernstein Variable Products Series Fund, Inc.	0.45%
Janus Aspen Series	0.25%
MFS Variable Insurance Trust	0.45%
Fidelity Variable Insurance Products Fund	0.50%

(1)	Payments are based on a percentage of the average assets of each underlying fund portfolio owned by the subaccounts available under this policy and under certain other variable insurance products offered by our affiliates and us. We may continue to receive 12b-1 fees and administrative fees on subaccounts that are closed to new investments, depending on the terms of the agreements supporting those payments and on the services we provide.

(2)	Since ATST is managed by an affiliate, there are additional benefits to us and our affiliates for amounts you allocate to the ATST portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant.

Other Payments. Transamerica Capital, Inc. (“TCI”), the wholesale distributor for the policies, also directly or indirectly receives additional amounts or different percentages of assets under management from certain advisers and sub-advisers to the underlying fund portfolios (or their affiliates) with regard to variable insurance products or mutual funds that are issued by us and our affiliates. These amounts are paid out of the advisers’ or sub-advisers’ own resources and not out of underlying fund portfolio assets. Certain advisers and sub-advisers of the underlying fund portfolios (or their affiliates) (1) may pay TCI amounts up to $75,000 per year to participate in a “preferred sponsor” program that provides such advisers and sub-advisers with access to TCI’s wholesalers at TCI’s national and regional sales conferences that are attended by TCI’s wholesalers; (2) may provide our affiliates and/or selling firms with wholesaling services to assist us in the distribution of the policies; and (3) may provide us and/or certain affiliates and/or selling firms with occasional gifts, meals, tickets or other compensation as an incentive to market the underlying fund portfolios and to cooperate with their promotional efforts. The amounts may be significant and provide the adviser or subadviser (or other affiliates) with increased access to us and to our affiliates involved in the distribution of the policies.

For the calendar year ended December 31, 2005, TCI received revenue sharing payments ranging from $3000 to $112,365 (for a total of $605,041) from the following Fund managers and/or sub-advisers to participate in TCI’s events: Salomon Brothers Asset Management, T. Rowe Price Associates Inc., Transamerica Investment Management, Van Kampen Investments, Janus Capital Management, Jennison Associates, Pacific Investment Management Company LLC, MFS Investment Management, Mercury Advisors, Great Companies LLC, Franklin Templeton, Evergreen Investments, Marsico Capital Management, Lehman Brothers/Neuberger Berman and American Century Investment Management. Please note some of the aforementioned managers and/or subadvisors may not be associated with underlying fund portfolios currently available in this product.

Proceeds from certain of these payments by the underlying fund portfolios, the advisers, the sub-advisers and/or their affiliates may be used for any corporate purpose, including payment of expenses that we and our affiliates incur in promoting, issuing, distributing and administering the policies.

For further details about the compensation payments we make in connection with the sale of the policies, see “Distributor of the Policies” in this prospectus.

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6.	ACCESS TO YOUR MONEY

During the accumulation phase, you can have access to the money in your policy in the following ways:

•	by making a surrender (either a full or partial surrender); or

•	by taking systematic payouts.

Surrenders

If you take a full surrender, you will receive your cash value.

If you want to take a partial surrender, in most cases it must be for at least $500. Unless you tell us otherwise, we will take the surrender from each of the investment choices in proportion to the policy value.

You may elect to take up to the greater of 10% of your premium payments or any gains in the policy free of surrender charges once each policy year. Remember that any surrender you take will reduce the policy value, and the amount of the death benefit. See Section 8, Death Benefit, for more details. A surrender may also reduce other benefits.

Surrenders may be subject to a surrender charge. Surrenders from the fixed account may also be subject to an excess interest adjustment. Income taxes, federal tax penalties and certain restrictions may apply to any surrenders you make.

Surrenders from qualified policies may be restricted or prohibited.

During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either full or partial, unless you elect a Life with Emergency CashSM payment option.

Delay of Payment and Transfers

Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner of a nonqualified policy, will generally occur within seven days from the date we receive all required information at our administrative and service office. We may defer such payment from the separate account if:

•	the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted;

•	an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or

•	the SEC permits a delay for the protection of owners.

In addition, transfers of amounts from the subaccounts may be deferred under these circumstances.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” a policy owner’s account. If these laws apply in a particular situation, we would not be allowed to pay any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your policy to government agencies or departments.

Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your premium check has cleared your bank.

Excess Interest Adjustment

Money that you transfer out of or surrender from a guaranteed period option of the fixed account before the end of its guaranteed period (the

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number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a transfer or surrender (either full or partial), if interest rates set by Transamerica have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value on surrender or transfer. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value on surrender or transfer.

Any amount surrendered in excess of the cumulative interest credited is generally subject to an excess interest adjustment. An excess interest adjustment may also be made on amounts applied to an annuity payment option.

There will be no excess interest adjustment on any of the following:

•	surrenders of cumulative interest credited;

•	Nursing Care and Terminal Condition Withdrawal Option surrenders;

•	Unemployment Waiver surrenders;

•	surrenders to satisfy any minimum distribution requirements; and

•	Systematic Payout Option payments, which do not exceed cumulative interest credited at the time of payment.

Please note that in these circumstances you will not receive a higher cash value if interest rates have fallen nor will you receive a lower cash value if interest rates have risen.

The excess interest adjustment may vary for certain policies and may not be applicable for all policies.

7.	ANNUITY PAYMENTS

(THE INCOME PHASE)

You choose the annuity commencement date. You can change this date by giving us written notice 30 days before the current annuity commencement date. The new annuity commencement date must be at least 30 days after we receive notice of the change. The latest annuity commencement date generally cannot be after the policy month following the month in which the annuitant attains age 95. The earliest annuity commencement date is 30 days after you purchase your policy.

Before the annuity commencement date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the death benefit is payable in a lump sum or under one of the annuity payment options (unless the surviving spouse continues the policy).

Unless you specify otherwise, the annuitant will receive the annuity payments. After the annuitant’s death, the beneficiary you designate at annuitization will receive any remaining guaranteed payments.

Annuity Payment Options

The policy provides several annuity payment options that are described below. You may choose any combination of annuity payment options. We will use your adjusted policy value to provide these annuity payments. If the adjusted policy value on the annuity commencement date is less than $2,000, we reserve the right to pay it in one lump sum in lieu of applying it under an annuity payment option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if payments would be less than $50.)

Unless you choose to receive variable payments, the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable payments. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable payments will vary based on the investment performance of the subaccount(s). The dollar amount of each variable payment after the

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first may increase, decrease, or remain constant. If the actual investment performance (net of fees and expenses) exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain equal. If actual investment performance (net of fees and expenses) exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance (net of fees and expenses) is lower than the assumed investment return, the amount of the variable annuity payments would decrease. Please note that these changes only occur annually under the Initial Payment Guarantee.

A charge for premium taxes and an excess interest adjustment may be made when annuity payments begin.

The annuity payment options are explained below. Options 1 and 2 are fixed only. Options 3 and 4 can be fixed or variable.

Payment Option 1—Income for a Specified Period. We will make level payments only for a fixed period. No funds will remain at the end of the period.

Payment Option 2—Income of a Specified Amount. Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level payments followed by a smaller final payment.

Payment Option 3—Life Income. You may choose between:

•	No Period Certain (fixed or variable)—Payments will be made only during the annuitant’s lifetime.

•	10 Years Certain (fixed or variable)—Payments will be made for the longer of the annuitant’s lifetime or ten years.

•	Guaranteed Return of Policy Proceeds (fixed only)—Payments will be made for the longer of the annuitant’s lifetime or until the total dollar amount of payments we made to you equals the amount applied to this option.

•	Life with Emergency CashSM (fixed or variable)—Payments will be made during the annuitant’s lifetime. With the Life with Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses” for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under this annuity payment option. The Life with Emergency CashSM benefit will continue through age 100 of the annuitant.

The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the annuitant and is generally equal to the surrender value without any surrender charges. For qualified policies the death benefit ceases on the date the annuitant reaches the IRS age limitation.

Payment Option 4—Joint and Survivor Annuity. You may choose between:

•	No Period Certain (fixed or variable)—Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

•

Life with Emergency CashSM (fixed or variable)—Payments will be made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living. With

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the Life with Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses” for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under this annuity payment option. The Life with Emergency CashSM benefit will continue through age 100 of the surviving joint annuitant.

The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the surviving joint annuitant and is generally equal to the surrender value without any surrender charges. For qualified policies the death benefit ceases on the date the surviving joint annuitant reaches the IRS joint age limitation.

Other annuity payment options may be arranged by agreement with Transamerica. The default option will be Option 3 Life with 10 Years Certain. Some annuity payment options may not be available for all policies.

If your policy is a qualified policy, payment options 1 and 2 may not satisfy minimum required distributions rules. Consult a tax advisor before electing either of these options.

NOTE CAREFULLY

IF:

•	you choose Life Income with No Period Certain or a Joint and Survivor Annuity with No Period Certain; and

•	the annuitant dies before the due date of the second (third, fourth, etc.) annuity payment;

THEN:

•	we may make only one (two, three, etc.) annuity payments.

IF:

•	you choose Income for a Specified Period, Life Income with 10 years Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and

•	the person receiving payments dies prior to the end of the guaranteed period;

THEN:

•	the remaining guaranteed payments will be continued to a new payee, or their present value may be paid in a single sum.

However, IF:

•	you choose Life with Emergency CashSM; and

•	the annuitant dies before age 101;

THEN:

•	a Life with Emergency CashSM death benefit will be paid.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee’s address of record. The person receiving payments is responsible for keeping Transamerica informed of their current address.

8.	DEATH BENEFIT

We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase. If there is a

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surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option, or may choose to receive a lump sum.

When We Pay A Death Benefit

We will pay a death benefit IF:

•	you are both the annuitant and sole owner of the policy; and

•	you die before the annuity commencement date.

We will pay a death benefit to you (owner) IF:

•	you are not the annuitant; and

•	the annuitant dies before the annuity commencement date.

If the only person receiving the death benefit is the surviving spouse, then he or she may elect to continue the policy as the new annuitant and owner, instead of receiving the death benefit. All current surrender charges will be waived.

When We Do Not Pay A Death Benefit

We will not pay a death benefit IF:

•	you are not the annuitant; and

•	you die prior to the annuity commencement date.

Please note the new owner (unless it is the deceased owner’s spouse) must generally surrender the policy within five years of your death for the adjusted policy value minus any applicable rider fees.

Distribution requirements apply to the policy value upon the death of any owner. These distribution requirements are detailed in the SAI.

Deaths After the Annuity Commencement Date

The death benefit payable, if any, on or after the annuity commencement date depends on the annuity payment option selected.

IF:

•	you are not the annuitant; and

•	you die on or after the annuity commencement date; and

•	the entire interest in the policy has not been paid;

THEN:

•	the remaining portion of such interest in the policy will continue to be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

IF:

•	annuity payments are being made under the Life with Emergency CashSM; and

•	the annuitant dies before age 101 (or earlier, if a qualified policy);

THEN:

•	a Life with Emergency CashSM death benefit will be paid.

Succession of Ownership

If any owner dies during the accumulation phase, the person or entity first listed below who is alive or in existence on the date of that death will become the new owner:

•	any surviving owner;

•	primary beneficiary;

•	contingent beneficiary; or

•	owner’s estate.

Amount of Death Benefit

Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum or as annuity payments. The amount of the death benefit depends on the guaranteed minimum

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death benefit option you chose when you bought the policy. The death benefit will generally be the greatest of:

•	policy value on the date we receive the required information at our administrative and service office; or

•	cash value on the date we receive the required information at our administrative and service office (this will be more than the policy value if there is a positive excess interest adjustment that exceeds the surrender charge); or

•	guaranteed minimum death benefit (discussed below), plus premium payments (after the date of death), less gross partial surrenders from the date of death to the date the death benefit is paid.

Guaranteed Minimum Death Benefit

NOTE: The following generally applies, depending on the state of issue, to policies issued after the date of this prospectus. For other policies, see Appendix B.

On the policy application, you generally may choose one of the guaranteed minimum death benefit options listed below (age limitations may apply).

After the policy is issued, you cannot make an election and the death benefit cannot be changed.

A.	Double Enhanced Death Benefit

The death benefit under this option is the greater of 1 or 2 below:

1.	The 6% Annually Compounding through age 80 Death Benefit is:

•	the total premium payments; less

•	any adjusted partial surrenders;

•	accumulated at an effective annual rate of 6% from the premium payment date or surrender date to the earlier of the annuitant’s date of death or the annuitant’s 81st birthday.

2.	The Monthly Step-Up through age 80 Death Benefit is equal to:

•	the largest policy value on the policy date or on any monthly anniversary prior to the earlier of the annuitant’s date of death or the annuitant’s 81st birthday; plus

•	any premium payments subsequent to the date of any monthly anniversary with the largest policy value; minus

•	any adjusted partial surrenders subsequent to the date of the monthly anniversary with the largest policy value.

This benefit is not available if the owner or annuitant is age 71 or older on the policy date. There is an extra charge for this death benefit of 0.50% annually for a total mortality and expense risk fee of 1.65%.

B.	Annual Step-Up Death Benefit

On each policy anniversary before your 81st birthday, a new “stepped-up” death benefit is determined and becomes the guaranteed minimum death benefit for that policy year. The death benefit is equal to:

•	the largest policy value on the policy date or on any policy anniversary before the earlier of the date of the annuitant’s death or the annuitant’s 81st birthday; plus

•	any premium payments since that date; minus

•	any adjusted partial surrenders since that date.

The Annual Step-Up Death Benefit is not available if the annuitant is 76 or older on the policy date. There is an extra charge for this death benefit of 0.20% annually for a total mortality and expense risk fee of 1.35%.

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C.	Return of Premium Death Benefit

The Return of Premium Death Benefit is:

•	total premium payments; less

•	any adjusted partial surrenders as of the date of death.

The Return of Premium Death Benefit will be in effect if you do not choose one of the other death benefit options on the policy application. The charges are lower for this option.

The Guaranteed Minimum Death Benefit may vary for certain policies and may not be available for all policies.

Adjusted Partial Surrender

When you request a partial surrender, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial surrender. Under certain circumstances, the adjusted partial surrender may be more than the dollar amount of your surrender request. This will generally be the case if the guaranteed minimum death benefit exceeds the policy value at the time of surrender. It is also possible that if a death benefit is paid after you have made a partial surrender, then the total amount paid could be less than the total premium payments. We have included a detailed explanation of this adjustment in the SAI. This is referred to as “adjusted partial surrender” in your policy.

9.	TAXES

NOTE: We have prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. We have included an additional discussion regarding taxes in the SAI.

Annuity Policies in General

Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules generally provide that individuals will not be taxed on the earnings, if any, on the money held in an annuity policy until taken out. This is referred to as tax deferral. When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes.

There are different rules as to how you will be taxed depending on how you take the money out and the type of policy—qualified or nonqualified.

You will generally not be taxed on increases in the value of your policy until a distribution occurs (either as a surrender or as annuity payments).

Qualified and Nonqualified Policies

If you purchase the policy under an individual retirement annuity, a 403(b) plan, a pension plan, or specially sponsored program, your policy is referred to as a qualified policy.

Qualified policies are issued in connection with the following:

•	Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the policy. A Roth IRA also allows individuals to make contributions to the policy, but it does not allow a deduction for contributions, and distributions may be tax-free if the owner meets certain rules.

•	Tax-Sheltered Annuity (403(b) Plan): A 403(b) Plan may be made available to employees of certain public school systems and tax-exempt

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organizations and permits contributions to the policy on a pre-tax basis.

•	Corporate Pension and Profit-Sharing and H.R. 10 Plan: Employers and self-employed individuals can establish pension or profit-sharing plans for their employees or themselves and make contributions to the policy on a pre-tax basis.

•	Deferred Compensation Plan (457 Plan): Certain governmental and tax-exempt organizations can establish a plan to defer compensation on behalf of their employees through contributions to the policy.

There is no additional tax deferral benefit derived from placing qualified funds into a variable annuity. Features other than tax deferral should be considered in the purchase of a qualified policy. There are limits on the amount of contributions you can make to a qualified policy. Other restrictions may apply including terms of the plan in which you participate.

Optional death benefit features in some cases may exceed the greater of the premium payments or the policy value. Such a death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan or 403(b) plan. Because an optional death benefit may exceed this limitation, anyone using the policy in connection with such plans should consult their tax adviser before purchasing an optional death benefit. The Internal Revenue Service has not reviewed the policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether the death benefit options and riders available, with the policy, if any, comport with IRA qualification requirements.

If you purchase the policy as an individual and not under an individual retirement annuity, 403(b) plan, 457 plan, or pension or profit sharing plan, your policy is referred to as a nonqualified policy.

Surrenders—Qualified Policies Generally

There are special rules that govern qualified policies. Generally, these rules restrict:

•	the amount that can be contributed to the policy during any year;

•	the time when amounts can be paid from the policy; and

•	the amount of any death benefit that may be allowed.

In the case of a withdrawal under a qualified policy, a pro rata portion of the amount you receive is taxable, generally based on the ratio of your “investment in the contract” to your total account balance or accrued benefit under the retirement plan. Your “investment in the contract” generally equals the amount of any non-deductible purchase payments made by you or on your behalf. In some cases, your “investment in the contract” can be zero.

In addition, a penalty tax may be assessed on amounts surrendered from the policy prior to the date you reach age 59 1/2, unless you meet one of the exceptions to this rule. You may also be required to begin taking minimum distributions from the policy by a certain date. The terms of the plan may limit the rights otherwise available to you under the policy. We have provided more information in the SAI.

If your qualified policy contains a guaranteed minimum withdrawal benefit rider, certain rules may apply. If you elect a guaranteed minimum withdrawal benefit and your minimum required distribution amount exceeds your guaranteed withdrawal amount, you will have to withdraw more than the guaranteed withdrawal amount to avoid imposition of a 50% excise tax. It is not clear whether guaranteed minimum withdrawal benefit payments made during the settlement phase will be taxed as withdrawals or as annuity payments. In view of this uncertainty, we will apply the non-annuity rules for determining minimum required distributions, meaning that a

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percentage of the value of all benefits under the contract will need to be withdrawn each year. The value may have to include the value of enhanced death benefits and other optional contract provisions such as the guaranteed minimum withdrawal benefit rider itself.

If you are attempting to satisfy minimum required distribution rules through partial surrenders, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed.

The Internal Revenue Code generally requires that interests in a qualified policy be nonforfeitable. If your policy contains a bonus rider with a recapture, forfeiture, or “vesting” feature, it may not be consistent with those requirements. Consult a tax advisor before purchasing a bonus rider as part of a qualified policy.

You should consult your legal counsel or tax adviser if you are considering purchasing an enhanced death benefit or other optional rider, or if you are considering purchasing a policy for use with any qualified retirement plan or arrangement.

Surrenders—403(b) Policies

The rules described above for qualified policies generally apply to 403(b) policies. However, specific rules apply to surrenders from certain 403(b) policies. Partial withdrawals and surrenders can generally only be made when an owner:

•	reaches age 59 1/2;

•	leaves his/her job;

•	dies;

•	becomes disabled (as that term is defined in the Internal Revenue Code); or

•	declares hardship. However, in the case of hardship, the owner can only surrender the premium payments and not any earnings.

Defaulted loans from Code Section 403(b) arrangements, and pledges and assignments of qualified policies generally are taxed in the same manner as surrenders from such policies. Please refer to the SAI for further information applicable to distributions from 403(b) policies. Please note that a defaulted loan may stop the growth on a guaranteed minimum withdrawal benefit.

Surrenders—Nonqualified Policies

The information above describing the taxation of qualified policies does not apply to nonqualified policies. If you take a partial withdrawal or surrender (including systematic payouts and payouts under an optional feature, if any) from a nonqualified policy before the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from earnings and then from your premium payments. If your policy contains an excess interest adjustment feature (also known as a market value adjustment), then your account value immediately before the surrender may have to be increased by any positive excess interest adjustments that result from the surrender. There is, however, no definitive guidance on the proper tax treatment of excess interest adjustments, and you may want to discuss the potential tax consequences of an excess interest adjustment with your tax advisor.

When you make a surrender you are taxed on the amount of the surrender that is earnings. If you make a surrender, you are generally taxed on the amount that your surrender proceeds exceeds the “investment in the contract,” which is generally your premiums paid (adjusted for any prior surrenders or portions thereof that were not taxable). In general, loans, pledges, and assignments are taxed in the same manner as partial withdrawals and surrenders. Different rules apply for annuity payments. See “Annuity Payments” below.

The Internal Revenue Code also provides that surrendered earnings may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some

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surrenders will be exempt from the penalty tax. They include, among others, any amounts:

•	paid on or after the taxpayer reaches age 59 1/2;

•	paid after an owner dies;

•	paid if the taxpayer becomes disabled (as that term is defined in the Internal Revenue Code);

•	paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

•	paid under an immediate annuity; or

•	which come from premium payments made prior to August 14, 1982.

If your nonqualified policy contains a guaranteed minimum withdrawal benefit rider, certain rules may apply. It is not clear whether guaranteed minimum withdrawal benefit payments made during the settlement or income (payout) phase may be taxed as either withdrawals or annuities. In view of this uncertainty, we intend to adopt a conservative approach and treat guaranteed minimum withdrawal payments during the settlement phase under nonqualified policies as withdrawals. Consult a tax advisor before purchasing a guaranteed minimum withdrawal benefit rider or option.

All nonqualified deferred annuity policies that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner’s income when a taxable distribution occurs.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the policy because of the death of the annuitant. Generally, such amounts should be includable in the income of the recipient:

•	if distributed in a lump sum, these amounts are taxed in the same manner as a surrender; or

•	if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Annuity Payments

Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments you receive will be includable in your gross income.

In general, the excludable portion of each annuity payment you receive will be determined as follows:

•	Fixed payments—by dividing the “investment in the contract” on the annuity commencement date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.

•	Variable payments—by dividing the “investment in the contract” on the annuity commencement date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the “investment in the contract” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and taxed as ordinary income.

If you select more than one annuity payment option, special rules govern the allocation of the policy’s entire “investment in the contract” to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.

If, after the annuity commencement date, annuity payments stop because an annuitant died, the excess (if any) of the “investment in the contract” as of the annuity commencement date over the

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aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction in your tax return.

You should consult a tax advisor before electing the Initial Payment Guarantee or a feature with stabilized payments.

Guaranteed Minimum Withdrawal Benefits

If your policy contains a guaranteed minimum withdrawal benefit rider the application of certain tax rules, particularly those rules relating to distributions from your policy, are not entirely clear. In view of this uncertainty, you should consult a tax advisor before purchasing a guaranteed minimum withdrawal benefit rider.

Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity. The policy must also meet certain distribution requirements at the death of an owner in order to be treated as an annuity. These diversification and distribution requirements are discussed in the SAI. We may modify the policy to attempt to maintain favorable tax treatment.

Federal Estate Taxes

While no attempt is being made to discuss the Federal estate tax implications of the Policy, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Generation-Skipping Transfer Tax

Under certain circumstances, the Internal Revenue Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Internal Revenue Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

Annuity Purchases by Residents of Puerto Rico

The Internal Revenue Service recently announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner’s country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity policy purchase.

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Transfers, Assignments or Exchanges of Policies

A transfer of ownership or assignment of a policy, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain annuity commencement dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

Possible Tax Law Changes

Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation, regulation, or otherwise. You should consult a tax adviser with respect to legal or regulatory developments and their effect on the policy.

We have the right to modify the policy to meet the regulations of any applicable laws or regulations, including legislative changes that could otherwise diminish the favorable tax treatment that annuity policy owners currently receive.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees associated with certain optional benefits as a taxable surrender, which might also be subject to a tax penalty if the surrender occurs prior to age 59 1/2. Although we do not believe that the fees associated with any optional benefit provided under the policy should be treated as taxable surrenders, the tax rules associated with these benefits are unclear, and we advise that you consult your tax advisor prior to selecting any optional benefit under the policy.

10.	ADDITIONAL FEATURES

Systematic Payout Option

You can select at any time (during the accumulation phase) to receive regular payments from your policy by using the Systematic Payout Option. Under this option, you can receive the greater of (1) or (2), divided by the number of payouts made per year, where:

(1)	up to 10% of your premium payments (reduced by prior withdrawals in that policy year); or

(2)	is any gains in the policy.

This amount may be taken free of surrender charges. Any payment in excess of the cumulative interest credited at the time of the payment may be subject to an excess interest adjustment.

Payments can be made monthly, quarterly, semi-annually, or annually and will not begin until one payment period from the date we receive your instructions. Each payment must be at least $50. Monthly and quarterly payments must be made by electronic funds transfer directly to your checking or savings account.

If you request an additional surrender while a Systematic Payout Option is in effect, the Systematic Payout Option will terminate.

There is no charge for this benefit.

Income Benefit Programs

The Family Income Protector and Managed Annuity Programs are no longer available for new sales, but if you have previously elected one of these benefits you can still upgrade. If you upgrade your minimum annuitization value or

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minimum income base, you will generally receive the Managed Annuity Program II.

Initial Payment Guarantee

You may only elect to purchase the Initial Payment Guarantee at the time you annuitize your policy. You cannot delete this payment guarantee (or eliminate the charge for it) after you have elected it. The guarantee only applies to variable annuity payments. There is an additional charge for this guarantee.

The Initial Payment Guarantee does not establish or guarantee the performance of any subaccount.

With the Initial Payment Guarantee, you receive stabilized annuity payments that are guaranteed to never be less than a percentage of the initial payment. The guaranteed percentage is subject to change from time to time; however once you annuitize and elect the rider, the guaranteed percentage will not change during the life of the rider. Contact us for the current guaranteed percentage.

Rider Fee. There is a charge for the Initial Payment Guarantee, which is in addition to the base product mortality and expense risk fee and administrative charge. This fee is reflected in the amount of the annuity payments that you receive if you select the Initial Payment Guarantee. It is reflected in the calculation of the annuity unit values.

The Initial Payment Guarantee fee is currently equal to an annual rate of 1.25% of the daily net asset value in the subaccounts. We can change the fee, and you pay whatever the fee is when you annuitize.

Other. The Initial Payment Guarantee uses a 5% assumed investment return to calculate your annuity payments. This means that the dollar amount of the annuity payments will remain level if the investment return (net of fees and expenses) exactly equals 5%. The payments will increase if actual investment performance (net of fees and expenses) exceeds the assumed investment return, and decrease if actual performance is below the assumed investment return (but not below the guaranteed level).

Termination. The Initial Payment Guarantee is irrevocable.

The Initial Payment Guarantee may vary for certain policies and may not be available for all policies.

Additional Death Distribution

The optional “Additional Death Distribution” pays an additional amount (based on earnings since the rider was issued) when a death benefit is payable under your policy, in certain circumstances. The Additional Death Distribution is only available for issue ages through age 80.

Additional Death Distribution Amount. The Additional Death Distribution is only payable if you elected the rider prior to the death triggering the payment of the policy death benefit and a death benefit is payable under the policy. The Additional Death Distribution is equal to:

•	the Additional Death Distribution factor (see below); multiplied by

•	the rider earnings on the date the death benefit is calculated.

Rider earnings equal:

•	the policy value on the date the death benefit is determined; minus

•	policy value on the rider date; minus

•	premium payments after the rider date; plus

•	surrenders after the rider date that exceed the rider earnings on the date of the surrender.

No benefit is payable under the Additional Death Distribution if there are no rider earnings on the date the death benefit is calculated.

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If you purchase your policy as part of a 1035 exchange or add the Additional Death Distribution after you purchase the policy, rider earnings do not include any gains before the 1035 exchange or the date the Additional Death Distribution is added to your policy.

The Additional Death Distribution factor is currently 40% for issue ages under 71 and 25% for issue ages 71-80.

No benefit is paid under the rider unless (a) the rider is in force, (b) a death benefit is payable on the policy, and (c) there are rider earnings when the death benefit is calculated.

For purposes of computing taxable gains, both the death benefit payable under the policy and the Additional Death Distribution will be considered.

Please see the SAI for an example which illustrates the Additional Death Distribution payable as well as the effect of a partial surrender on the Additional Death Distribution.

Spousal Continuation. If a spouse, as the new owner of the policy, elects to continue the policy instead of receiving a death benefit and Additional Death Distribution, the spouse will receive a one-time policy value increase equal to the Additional Death Distribution. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider as long as he or she is under the age of 80.

Rider Fee. A rider fee, 0.25% of the policy value, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted pro rata from each investment choice. The fee is deducted even during periods when the Additional Death Distribution would not pay any benefit (because there are no rider earnings).

Termination. The rider will remain in effect until:

•	you cancel it by notifying our administrative and service office in writing,

•	the policy is annuitized or surrendered, or

•	the Additional Death Distribution is paid or added to the policy value under a spousal continuation.

Once terminated, the Additional Death Distribution may be re-elected; however, a new rider will be issued and the additional death benefit will be re-determined. Please note that if the rider is terminated and then re-elected, it will only cover gains, if any, since it was re-elected and the terms of the new rider may be different than the terminated rider.

The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans and IRAs. Consult a tax advisor before electing this rider for any qualified plan or IRA.

The Additional Death Distribution may vary for certain policies and may not be available for all policies.

Additional Death Distribution+ (“ADD+”)

The optional “ADD+” pays an additional death benefit amount when a death benefit is payable under your policy, in certain circumstances. The ADD+ is only available for issue ages through age 75.

ADD+ Benefit Amount. An additional death benefit is only payable if a death benefit is paid on the base policy to which the rider is attached. The amount of the additional benefit is dependent on the amount of time that has passed since the rider date as follows:

•	If a death benefit is payable within the first five years after the rider date, the additional benefit amount will be equal to the sum of all rider fees paid since the rider date.

•	If a death benefit is payable after five years following the rider date, the additional benefit

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will be equal to the rider benefit base multiplied by the rider benefit percentage.

The rider benefit base at any time is equal to the policy value less any premiums added after the rider date.

The rider benefit percentage may vary but will currently be equal to 30% for issue ages 0 – 70 and 20% for issue ages 71 – 75.

No benefit is payable under the ADD+ if the policy value on the date the death benefit is paid is less than the premium payments after the rider date.

For purposes of computing taxable gains, both the death benefit payable under the policy and the additional benefit will be considered.

Please see the SAI for an example which illustrates the additional death benefit payable as well as the effect of a partial surrender on the additional benefit.

Spousal Continuation. If a spouse, as the new owner of the policy, elects to continue the policy instead of receiving the death benefit and ADD+, the spouse will receive a one-time policy value increase equal to the ADD+. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider as long as he or she under the age of 76.

Rider Fee. A rider fee, currently 0.55% of the policy value, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted pro rata from each investment option. The fee is deducted even during periods when the rider would not pay any benefits.

Termination. The rider will remain in effect until:

•	you cancel it by notifying our administrative and service office in writing,

•	the policy is annuitized or surrendered, or

•	the additional death benefit is paid or added to the policy value under a spousal continuation.

Once terminated, the ADD+ may not be re-elected for one year.

The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans and for any qualified plan or IRA. Consult a tax adviser before electing this rider.

The ADD+ may vary for certain policies and may not be available for all policies.

Nursing Care and Terminal Condition Withdrawal Option

No surrender charges or excess interest adjustment will apply if you make a surrender ($1,000 minimum), under certain circumstances, because you or your spouse has been:

•	confined in a hospital or nursing facility for 30 days in a row; or

•	diagnosed with a terminal condition (usually a life expectancy of 12 months or less).

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person.

You may exercise this benefit at any time (during the accumulation phase). There is no charge for this benefit.

This benefit may vary for certain policies and may not be available for all policies.

Unemployment Waiver

No surrender charges or excess interest adjustment will apply to surrenders after you or your spouse become unemployed in certain circumstances, because you were terminated, laid off, or otherwise

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lost your job involuntarily. In order to qualify, you (or your spouse, whichever is applicable) must have been:

•	employed full time for at least two years prior to becoming unemployed;

•	employed full time on the policy date;

•	unemployed for at least 60 days in a row at the time of surrender;

•	must have a minimum cash value at the time of surrender of $5,000; and

•	you (or your spouse) must be receiving unemployment benefits.

You must provide written proof from your State’s Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of surrender.

You may select this benefit at any time (during the accumulation phase) and there is no charge for this benefit.

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person.

This benefit may vary for certain policies and may not be available for all policies.

Telephone Transactions

You may generally make transfers and change the allocation of additional premium payments by telephone IF:

•	you select the “Telephone Transfer/Reallocation Authorization” box in the policy application or enrollment information; or

•	you later complete an authorization form.

You will be required to provide certain information for identification purposes when requesting a transaction by telephone and we may record your telephone call. We may also require written confirmation of your request. We will not be liable for following telephone requests that we believe are genuine. We reserve the right to revoke your telephone transaction privileges at any time without revoking all owners’ telephone transfer privileges.

Telephone requests must be received while the New York Stock Exchange is open to get same-day pricing of the transaction. We may discontinue this option at any time.

We may deny the telephone transaction privileges to market timers.

We cannot guarantee that telephone transactions will always be available. For example, our offices may be closed during severe circumstances or other emergencies. There may be interruptions in service beyond our control, and if the volume of calls is unusually high, we might not have anyone available, or lines available, to take your call.

Dollar Cost Averaging Program

During the accumulation phase, you may instruct us to automatically make transfers into one or more variable subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss.

There are two Dollar Cost Averaging programs available under your policy:

•	Traditional—You may specify the dollar amount to be transferred or the number of transfers. Transfers will begin as soon as the program is started.

•	Special—You may elect either a six or twelve month program. Transfers will begin as soon as the program is started. You cannot transfer from another investment option into a Special Dollar Cost Averaging program.

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A minimum of $500 per transfer is required. A minimum of $3,000 is required to start a 6-month program and $6,000 is required to start a 12-month program. The minimum number of transfers is 6 monthly and 4 quarterly, and the maximum is 24 monthly and 8 quarterly.

You can elect to transfer from one of the fixed or variable sources listed on the Dollar Cost Averaging election form (only fixed sources are available for special Dollar Cost Averaging programs).

A Dollar Cost Averaging program will begin once we receive the premium. If we receive additional premium payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase, but the length of the Dollar Cost Averaging program will not.

NOTE CAREFULLY:

IF:

•	we do not receive all necessary information to begin an initial Dollar Cost Averaging program within 30 days of allocating the minimum required amount to a Dollar Cost Averaging program; or

•	we do not receive the minimum required amount to begin an initial Dollar Cost Averaging program within 30 days of allocating an insufficient amount;

THEN:

•	any amount in a fixed source will be transferred to the money market investment option; and

•	any amount in a variable source will remain in that variable investment option; and

•	new instructions will be required to begin a Dollar Cost Averaging program.

IF:

•	we receive additional premium payments after a Dollar Cost Averaging program is completed and the additional premium meets the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•	we will, absent new instructions to the contrary, start a new Dollar Cost Averaging program using the previous instructions.

IF:

•	we receive additional premium payments after a Dollar Cost Averaging program is completed, and the additional premium does not meet the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•	we will, absent new instructions to the contrary, allocate the additional premium as identified in the previous Dollar Cost Averaging program.

IF:

•	you discontinue a Dollar Cost Averaging program before its completion;

THEN:

•	we will, absent new instructions to the contrary, transfer any remaining balance directly into the subaccounts in the Dollar Cost Averaging instructions.

You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions.

There is no charge for this benefit.

The Dollar Cost Averaging Program may vary for certain policies and may not be available for all policies. See your policy for availability of the fixed account options.

Asset Rebalancing

During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called Asset Rebalancing

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and can be started and stopped at any time free of charge. However, we will not rebalance if you are in the Dollar Cost Averaging program or if any other transfer is requested. If a transfer is requested, we will honor the requested transfer and discontinue Asset Rebalancing. New instructions are required to start Asset Rebalancing. Asset Rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually.

11.	OTHER INFORMATION

Ownership

You, as owner of the policy, exercise all rights under the policy. You can change the owner at any time by notifying us in writing. An ownership change may be a taxable event.

Assignment

You can also generally assign the policy any time during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment at our administrative and service office. We will not be liable for any payment or other action we take in accordance with the policy before we receive notice of the assignment. There may be limitations on your ability to assign a qualified policy. An assignment may have tax consequences.

Transamerica Life Insurance Company

Transamerica Life Insurance Company was incorporated under the laws of the State of Iowa on April 19, 1961 as NN Investors Life Insurance Company, Inc. It is engaged in the sale of life and health insurance and annuity policies. Transamerica is a wholly-owned indirect subsidiary Transamerica Corporation which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by AEGON N.V. of The Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. Transamerica is licensed in all states except New York, the District of Columbia and Guam.

All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of Transamerica.

The Separate Account

Transamerica established a separate account, called Separate Account VA B, under the laws of the State of Iowa on January 19, 1990. The separate account receives and invests the premium payments that are allocated to it for investment in shares of the underlying fund portfolios.

The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or Transamerica. Income, gains and losses (whether or not realized), from assets allocated to the separate account are, in accordance with the policies, credited to or charged against the separate account without regard to Transamerica’s other income, gains or losses.

The assets of the separate account are held in Transamerica’s name on behalf of the separate account and belong to Transamerica. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business Transamerica may conduct. The separate account may include other subaccounts that are not available under these policies.

Mixed and Shared Funding

Before making a decision concerning the allocation of premium payments to a particular subaccount,

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please read the prospectuses for the underlying fund portfolios. The underlying fund portfolios are not limited to selling their shares to this separate account and can accept investments from any separate account or qualified retirement plan. Since the underlying fund portfolios are available to registered separate accounts offering variable annuity products of Transamerica, as well as variable annuity and variable life products of other insurance companies, and qualified retirement plans, there is a possibility that a material conflict may arise between the interests of this separate account and one or more of the other separate accounts of another participating insurance company. In the event of a material conflict, the affected insurance companies, including Transamerica, agree to take any necessary steps to resolve the matter. This may include removing their separate accounts from the underlying fund portfolios. See the underlying fund portfolios’ prospectuses for more details.

Exchanges and Reinstatements

You can generally exchange one annuity policy for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, then you may pay a surrender charge on the other annuity and there will be a new surrender charge period and other charges may be higher (or lower) and the benefits under this annuity may be different. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange or otherwise).

You may surrender your policy and transfer your money directly to another life insurance company (sometimes referred to as a 1035 Exchange or a trustee-to-trustee transfer). You may also ask us to reinstate your policy after such a transfer by returning the same total dollar amount of funds to the applicable investment choices. The dollar amount will be used to purchase new accumulation units at the then current price. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. We recommend that you consult a tax professional to explain the possible tax consequences of exchanges and/or reinstatements.

Voting Rights

Transamerica will vote all shares of the underlying fund portfolios held in the separate account in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners written requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.

Distributor of the Policies

Distribution and Principal Underwriting Agreement. We have entered into a principal underwriting agreement with our affiliate, AFSG, for the distribution and sale of the policies. We may reimburse AFSG for certain expenses it incurs in order to pay for the distribution of the policies (e.g., commissions payable to selling firms selling the Policies, as described below.) AFSG has an arrangement with Transamerica Capital, Inc. (“TCI”) (also an affiliate) to act as distributor for the policies. TCI markets the policies through the banking channel and serves as the wholesaler to national brokerage firms, regional and independent broker-dealers and independent financial planners.

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Compensation to Broker-Dealers Selling the Policies. The policies are offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with AFSG as principal underwriter for the policies. We pay commissions through AFSG to the selling firms for their sales of the policies.

A limited number of affiliated and unaffiliated broker-dealers may also be paid commissions and overrides to “wholesale” the policies, that is, to provide sales support and training to sales representatives at the selling firms. We also provide compensation to a limited number of broker-dealers for providing ongoing service in relation to the policies that have already been purchased.

The selling firms who have selling agreements with us and AFSG are paid commissions for the promotion and sale of the policies according to one or more schedules. The amount and timing of commissions may vary depending on the selling agreement, but the maximum commission is 7% of premiums.

To the extent permitted by NASD rules, TCI may pay (or allow other broker-dealers to provide) promotional incentives or payments in the form of cash or non-cash compensation or reimbursement to some, but not all, selling firms. These arrangements are sometimes referred to as “revenue sharing” arrangements and are described further below.

The registered representative who sells you the policy typically receives a portion of the compensation we (and our affiliates) pay to the selling firms, depending on the agreement between the selling firm and its registered representative and the firm’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about the compensation your sales representative, and the selling firm that employs your sales representative, may receive in connection with your purchase of a policy. Also inquire about any revenue sharing arrangements that we and our affiliates may have with the selling firm, including the conflicts of interests that such arrangements may create.

Special Compensation Paid to Affiliated Firms. We and/or our affiliates provide paid-in capital to AFSG and pays the cost of AFSG’s operating and other expenses, including costs for facilities, legal and accounting services, and other internal administrative functions. We and/or our affiliates also pay for a portion of TCI’s operating and others expenses by providing TCI with a percentage of total commissions paid on sales of our policies and by providing TCI with capital payments that are not contingent on sales.

TCI’s registered representatives and supervisors may receive non-cash compensation, such as attendance at conferences, seminars and trips (such as travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items, payments, loans, loan forgiveness or loan guaranties.

Revenue Sharing Paid to Selected Selling Firms. TCI, in connection with the sales of the policies, may pay certain selling firms additional cash amounts for “preferred product” treatment of the policies in their marketing programs in order to receive enhanced marketing services and increased access to their sales representatives. In exchange for providing TCI with access to their distribution network, such selling firms may receive additional compensation or reimbursement for, among other things, the hiring and training of sales personnel, marketing, sponsoring of conferences and seminars, and/or other services they provide to us and our affiliates. To the extent permitted by applicable law, TCI and other parties

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may provide the selling firms with occasional gifts, meals, tickets or other non-cash compensation as an incentive to sell the policies. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may differ between selling firms.

Special compensation arrangements are calculated in different ways by different selling firms and may be based on past or anticipated sales of the policies and other criteria. For instance, in 2005, TCI, in connection with the sales of our policies, made flat fee payments to several selling firms ranging from $5000 to $500,000, and payments of between .06% and .25% on new sales. TCI also paid selling firm’s special fees based on new sales and/or assets under management.

During 2005, we and/or TCI had entered into such “preferred product” arrangements with the following selling firms:

Advisors Group/ Ameritas

Associated Financial Group

Atlas Securities

Capital Financial Group

Centaurus Financial

Compass Bancshares

Hanson McClain/Securities America

Harbour Investments

Huntington Investments

Leonard & Company

Lincoln Financial Advisers

LPL Financial

MacDonald Investments

Merrill Lynch

NFP Securities

PNC Bank

ProEquities

Raymond James Financial

Securities America

Smith Barney

Stifel Nicholas

Suntrust

UBS Financial Services

US Bancorp Piper Jaffray

Wachovia a.k.a Prudential

During 2005, in conjunction with TCI, we paid the following amounts (in addition to sales commissions) to the top 10 selling firms (in terms of amounts paid):

Name of Firm	Amount Paid in 2005
Smith Barney/Citigroup	$665,906
UBS Paineweber	$592,386
Merrill Lynch	$554,031
Wachovia	$539,959
Linsco\Private Ledger (LPL)	$534,218
Huntington Investments	$308,636
Lincoln Financial Advisors	$44,516
Securities America	$33,792
Suntrust	$33,333
ProEquities	$25,000

Commissions and other incentives or payments described above are not charged directly to policy owners or the separate account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the policy and other corporate revenue.

You should be aware that a selling firm or its sales representatives may receive different compensation or incentives for selling one product over another. In some cases, these payments may create an incentive for the selling firm or its sales representatives to recommend or sell this policy to you. You may wish to take such payments into account when considering and evaluating any recommendation relating to the policies.

IMSA

We are a member of the Insurance Marketplace Standards Association (IMSA). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance, long-term care insurance, and annuity products. Through its Principles and Code of Ethical Market Conduct, IMSA encourages its member companies to develop and implement policies and procedures to promote sound market practices. Companies must undergo

46

a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards. You may find more information about IMSA and its ethical standards at www.imsaethics.org in the “Consumer” section or by contacting IMSA at: 240-744-3030.

Legal Proceedings

There are no legal proceedings to which the separate account is a party or to which the assets of the separate account are subject. Transamerica, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, Transamerica believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the separate account, on the ability of AFSG Securities Corporation, to perform under its principal underwriting agreement, or on the ability of Transamerica to meet its obligations under the policy.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Glossary of Terms

The Policy—General Provisions

Certain Federal Income Tax Consequences

Investment Experience

Additional Death Distribution Rider – Additional Information

Additional Death Distribution + Rider –Additional Information

Historical Performance Data

Published Ratings

State Regulation of Transamerica

Administration

Records and Reports

Distribution of the Policies

Voting Rights

Other Products

Custody of Assets

Legal Matters

Independent Registered Public Accounting Firm

Independent Registered Public Accounting Firm for Merrill Lynch

Other Information

Financial Statements

Financial Statements for Merrill Lynch

Appendix A –

Condensed Financial Information

Appendix B –

Merrill Lynch Condensed Financial Information

Appendix C –

Historical Performance

47

APPENDIX A

CONDENSED FINANCIAL INFORMATION

The following tables list the accumulation unit value information for accumulation units outstanding for policies with the highest total separate account expenses and policies with the lowest total separate account expenses available on December 31, 2005. Should the total separate account expense applicable to your policy fall between the highest and lowest charges, AND you wish to see a copy of the Condensed Financial Information applicable to your policy, such information is contained in the SAI. You can obtain a copy of the SAI FREE OF CHARGE by:

calling:	(800) 525-6205

writing:	Transamerica Life Insurance Company
Attention: Customer Care Group
4333 Edgewood Road NE
Cedar Rapids, IA 52499-0001

	Year	2.30%			1.30%
Subaccount		Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
Asset Allocation Conservative Portfolio - Service Class(15)	2005	$1.231489	$1.264181	58,433.624	$1.251868	$1.297758	16,808,643.902
	2004	$1.151154	$1.231489	54,787.384	$1.158727	$1.251868	10,401,049.713
	2003	$1.000000	$1.151154	0.000	$1.000000	$1.158727	2,687,666.346
Asset Allocation - Growth Portfolio - Service Class(15)	2005	$1.381416	$1.511459	65,503.621	$1.404276	$1.551604	19,855,540.405
	2004	$1.240772	$1.381416	18,776.582	$1.248932	$1.404276	11,337,591.962
	2003	$1.000000	$1.240772	18,868.706	$1.000000	$1.248932	1,215,964.250
Asset Allocation - Moderate Portfolio - Service Class(15)	2005	$1.274074	$1.334304	159,711.965	$1.295146	$1.369719	54,369,656.377
	2004	$1.172951	$1.274074	33,359.296	$1.180666	$1.295146	24,955,620.049
	2003	$1.000000	$1.172951	0.000	$1.000000	$1.180666	4,421,263.876
Asset Allocation - Moderate Growth Portfolio - Service Class(15)	2005	$1.327175	$1.334304	159,711.965	$1.349136	$1.461149	65,226,098.604
	2004	$1.199864	$1.327175	280,489.005	$1.207772	$1.349136	27,821,738.453
	2003	$1.000000	$1.199864	57,230.679	$1.000000	$1.207772	4,238,377.358
American Century International - Service Class(14)	2005	$1.394598	$1.532659	954.688	$1.417665	$1.573346	637,710.256
	2004	$1.249023	$1.394598	957.186	$1.257247	$1.417665	335,232.509
	2003	$1.000000	$1.249023	959.858	$1.000000	$1.257247	26,522.590
American Century Large Company Value - Service Class(14)	2005	$1.360651	$1.381110	0.000	$1.383150	$1.417763	256,631.728
	2004	$1.225218	$1.360651	0.000	$1.233271	$1.383150	188,017.992
	2003	$1.000000	$1.225218	0.000	$1.000000	$1.233271	18,082.738
Capital Guardian Global - Service Class(9)	2005	$1.409258	$1.514051	0.000	$1.432568	$1.554244	1,361,267.714
	2004	$1.303565	$1.409258	0.000	$1.312143	$1.432568	1,044,137.666
	2003	$1.000000	$1.303565	0.000	$1.000000	$1.312143	217,348.896
Capital Guardian U.S. Equity - Service Class(11)	2005	$1.330267	$1.379317	21,096.194	$1.352264	$1.415922	1,162,104.848
	2004	$1.242941	$1.330267	21,149.069	$1.251112	$1.352264	1,069,322.551
	2003	$1.000000	$1.242941	21,202.073	$1.000000	$1.251112	174,955.714
Capital Guardian Value - Service Class(4)	2005	$1.451947	$1.525905	20,472.740	$1.475955	$1.566401	2,195,206.042
	2004	$1.276291	$1.451947	20,524.049	$1.284690	$1.475955	1,796,356.930
	2003	$1.000000	$1.276291	20,575.488	$1.000000	$1.284690	396,915.262
Clarion Global Real Estate Securities - Service Class(15)a	2005	$1.633413	$1.807285	15,442.050	$1.660425	$1.855246	1,363,423.003
	2004	$1.261219	$1.633413	18,006.254	$1.269513	$1.660425	944,555.515
	2003	$1.000000	$1.261219	18,584.528	$1.000000	$1.269513	47,286.708
Great Companies - AmericaSM - Service Class(14)	2005	$1.149466	$1.164498	0.000	$1.168483	$1.195415	341,697.099
	2004	$1.159012	$1.149466	0.000	$1.166636	$1.168483	229,306.447
	2003	$1.000000	$1.159012	0.000	$1.000000	$1.166636	61,444.323
Great Companies - Technology SM - Service Class (14)	2005	$1.365772	$1.359961	2,716.447	$1.388348	$1.396058	257,130.481
	2004	$1.299095	$1.365772	2,547.967	$1.307629	$1.388348	246,949.090
	2003	$1.000000	$1.299095	892.5815	$1.000000	$1.307629	90,827.467

48

	Year	2.30% (Continued)			1.30% (Continued)
Subaccount		Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
Janus Growth - Service Class (2)	2005	$1.349704	$1.447446	1,725.579	$1.372020	$1.485858	191,065.287
	2004	$1.198385	$1.349704	1,726.108	$1.206254	$1.372020	129,129.725
	2003	$1.000000	$1.198385	0.000	$1.000000	$1.206254	136,655.788
Jennison Growth - Service Class(7)	2005	$1.274091	$1.413934	0.000	$1.295150	$1.451445	77,718.568
	2004	$1.197292	$1.274091	0.000	$1.205162	$1.295150	48,946.191
	2003	$1.000000	$1.197292	0.000	$1.000000	$1.205162	43,981.050
J.P. Morgan Enhanced Index - Service Class(8)	2005	$1.309105	$1.320678	0.000	$1.330739	$1.355718	1,022,198.027
	2004	$1.209751	$1.309105	0.000	$1.217705	$1.330739	770,281.700
	2003	$1.000000	$1.209751	0.000	$1.000000	$1.217705	45,341.548
Marsico Growth - Service Class(12)b	2005	$1.297321	$1.372359	0.000	$1.318758	$1.408780	909,491.296
	2004	$1.184729	$1.297321	0.000	$1.192513	$1.318758	412,222.827
	2003	$1.000000	$1.184729	0.000	$1.000000	$1.192513	224,319.671
Mercury Large Cap Value - Service Class(12)	2005	$1.444602	$1.634379	0.000	$1.468479	$1.677743	559,095.363
	2004	$1.252476	$1.444602	0.000	$1.260709	$1.468479	331,854.600
	2003	$1.000000	$1.252476	0.000	$1.000000	$1.260709	281,910.466
MFS High Yield – Service Class(10)	2005	$1.155681	$1.146748	20,160.794	$1.174817	$1.177206	1,088,610.900
	2004	$1.079727	$1.155681	20,193.351	$1.086836	$1.174817	680,959.043
	2003	$1.000000	$1.079727	19,145.805	$1.000000	$1.086836	175,452.171
PIMCO Total Return - Service Class(15)	2005	$1.023862	$1.021247	2,664.291	$1.040825	$1.048392	3,526,268.837
	2004	$1.005095	$1.023862	2,673.065	$1.011723	$1.040825	2,428,758.876
	2003	$1.000000	$1.005095	2,349.053	$1.000000	$1.011723	640,564.778
Salomon All Cap - Service Class(12)	2005	$1.351017	$1.370990	16,326.326	$1.373361	$1.407373	482,201.904
	2004	$1.269268	$1.351017	18,590.358	$1.277605	$1.373361	352,010.862
	2003	$1.000000	$1.269268	18,570.442	$1.000000	$1.277605	160,828.812
Templeton Great Companies Global - Service Class(13)	2005	$1.078330	$1.130371	0.000	$1.085463	$1.149052	654,691.763
	2004	$1.200018	$1.078330	0.000	$1.207910	$1.085463	456,665.621
	2003	$1.000000	$1.200018	0.000	$1.000000	$1.207910	18,827.837
Transamerica Balanced - Service Class(15)	2005	$1.184125	$1.247750	1,065.668	$1.203735	$1.280899	667,823.645
	2004	$1.092598	$1.184125	1,068.458	$1.099798	$1.203735	407,350.144
	2003	$1.000000	$1.092598	1,071.447	$1.000000	$1.099798	20,912.321
Transamerica Convertible Securities - Service Class(15)	2005	$1.268063	$1.283534	0.000	$1.289055	$1.317623	1,500,396.392
	2004	$1.148118	$1.268063	0.000	$1.155678	$1.289055	1,071,172.175
	2003	$1.000000	$1.148118	0.000	$1.000000	$1.155678	167,633.631
Transamerica Equity - Service Class(12)	2005	$1.361322	$1.547439	44,149.352	$1.383835	$1.588512	2,180,228.471
	2004	$1.204564	$1.361322	46,839.721	$1.212483	$1.383835	1,528,948.358
	2003	$1.000000	$1.204564	0.000	$1.000000	$1.212483	114,053.236
Transamerica Growth Opportunities - Service Class(14)	2005	$1.417914	$1.606943	0.000	$1.441358	$1.649588	618,414.404
	2004	$1.245074	$1.417914	0.000	$1.253265	$1.441358	363,676.962
	2003	$1.000000	$1.245074	0.000	$1.000000	$1.253265	40,998.617
Transamerica Money Market - Service Class(1)	2005	$0.973119	$0.976290	0.000	$0.989235	$1.002241	4,532,561.786
	2004	$0.988117	$0.973119	0.000	$0.994632	$0.989235	1,771,931.116
	2003	$1.000000	$0.988117	0.000	$1.000000	$0.994632	291,618.887
Transamerica U.S. Government Securities - Service Class(5)	2005	$0.996629	$0.993588	0.000	$1.013133	$1.019980	1,713,370.363
	2004	$0.990855	$0.996629	0.000	$0.997393	$1.013133	1,061,766.323
	2003	$1.000000	$0.990855	0.000	$1.000000	$0.997393	250,989.845
T. Rowe Price Equity Income - Service Class(6)	2005	$1.355459	$1.375508	1,733.394	$1.377884	$1.412035	2,331,695.210
	2004	$1.210437	$1.355459	1,653.723	$1.218401	$1.377884	1,501,483.293
	2003	$1.000000	$1.210437	0.000	$1.000000	$1.218401	333,034.612
T. Rowe Price Growth Stock - Service Class(6)	2005	$1.291449	$1.336935	0.000	$1.312796	$1.372412	1,100,625.518
	2004	$1.205923	$1.291449	0.000	$1.213849	$1.312796	776,325.853
	2003	$1.000000	$1.205923	0.000	$1.000000	$1.213849	223,091.179
T. Rowe Price Small Cap - Service Class(12)	2005	$1.426709	$1.539750	15,173.027	$1.450314	$1.580617	1,275,751.663
	2004	$1.325528	$1.426709	17,544.052	$1.334243	$1.450314	907,171.486
	2003	$1.000000	$1.325528	17,333.155	$1.000000	$1.334243	167,144.588

49

	Year	2.30%(Continued)			1.30%(Continued)
Subaccount		Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
Van Kampen Active International Allocation - Service Class(1)	2005	$1.477827	$1.641334	0.000	$1.502279	$1.684932	754,118.895
	2004	$1.306577	$1.477827	0.000	$1.315176	$1.502279	349,705.872
	2003	$1.000000	$1.306577	0.000	$1.000000	$1.315176	23,578.823
Van Kampen Large Cap Core - Service Class(1)	2005	$1.259117	$1.343168	0.000	$1.279936	$1.378817	186,818.696
	2004	$1.144742	$1.259117	0.000	$1.152270	$1.279936	92,505.295
	2003	$1.000000	$1.144742	0.000	$1.000000	$1.152270	5,422.785
Van Kampen Mid-Cap Growth - Service Class(14)c	2005	$1.236820	$1.297496	1,175.679	$1.257274	$1.331937	297,261.950
	2004	$1.183500	$1.236820	1,179.551	$1.191283	$1.257274	198,461.657
	2003	$1.000000	$1.183500	1,041.942	$1.000000	$1.191283	129,268.429
PAM Transamerica U.S. Government Securities - Service Class(16)	2005	N/A	N/A	N/A	$1.013133	$1.019980	67,111.987
	2004	N/A	N/A	N/A	$0.997393	$1.013133	0.000
	2003	N/A	N/A	N/A	$1.000000	$0.997393	0.000
AIM V.I. Basic Value Fund - Series II(15)	2005	$1.390873	$1.433493	16,797.716	$1.092421	$1.136976	11,596,463.091
	2004	$1.283810	$1.390873	16,839.966	$0.998447	$1.092421	11,811,628.055
	2003	$1.000000	$1.283810	1,403.335	$0.758797	$0.998447	11,661,321.775
	2002	N/A	N/A	N/A	$1.000000	$0.758797	6,110,740.785
AIM V.I. Capital Appreciation Fund -Series II(15)	2005	$1.266759	$1.344584	0.000	$1.062933	$1.139348	3,379,073.374
	2004	$1.218793	$1.266759	0.000	$1.012659	$1.062933	3,254,654.809
	2003	$1.000000	$1.218793	0.000	$0.794074	$1.012659	3,573,679.805
	2002	N/A	N/A	N/A	$1.000000	$0.794074	1,752,165.768
AllianceBernstein Growth and Income Portfolio - Class B(14)	2005	$1.329897	$1.359832	0.000	$1.129734	$1.166530	8,102,946.374
	2004	$1.223289	$1.329897	0.000	$1.028983	$1.129734	8,008,712.975
	2003	$1.000000	$1.223289	0.000	$0.788553	$1.028983	9,102,047.480
	2002	N/A	N/A	N/A	$1.000000	$0.788553	5,408,750.825
AllianceBernstein Large Cap Growth Portfolio - Class B(14)	2005	$1.211153	$1.359749	2,032.786	$1.020390	$1.156857	2,615,952.695
	2004	$1.143646	$1.211153	2,038.097	$0.954070	$1.020390	2,627,983.119
	2003	$1.000000	$1.143646	2,043.794	$0.783412	$0.954070	2,948,952.678
	2002	N/A	N/A	N/A	$1.000000	$0.783412	1,718,231.303
Janus Aspen - Mid Cap Growth Portfolio - Service Shares(13)	2005	$1.471678	$1.611720	0.000	$1.261578	$1.395231	2,809,767.324
	2004	$1.249731	$1.471678	0.000	$1.060809	$1.261578	2,797,124.666
	2003	$1.000000	$1.249731	0.000	$0.797389	$1.060809	1,927,892.641
	2002	N/A	N/A	N/A	$1.000000	$0.797389	897,151.622
Janus Aspen -World Wide Growth Portfolio - Service Shares(13)	2005	$1.260252	$1.300600	8,213.752	$0.984054	$1.025549	5,595,766.044
	2004	$1.233478	$1.260252	8,234.339	$0.953700	$0.984054	6,684,859.585
	2003	$1.000000	$1.233478	0.000	$0.781122	$0.953700	7,272,200.735
	2002	N/A	N/A	N/A	$1.000000	$0.781122	4,008,647.324
MFS New Discovery Series - Service Class(15)	2005	$1.314944	$1.350138	4,470.322	$1.032777	$1.070861	5,253,741.581
	2004	$1.266619	$1.314944	4,481.568	$0.985079	$1.032777	6,302,966.133
	2003	$1.000000	$1.266619	443.831	$0.747860	$0.985079	5,459,725.240
	2002	N/A	N/A	N/A	$1.000000	$0.747860	2,385,265.732
MFS Total Return Series - Service Class(15)	2005	$1.213736	$1.217344	0.000	$1.153001	$1.167818	16,655,289.704
	2004	$1.118395	$1.213736	0.000	$1.052023	$1.153001	16,582,900.478
	2003	$1.000000	$1.118395	0.000	$0.918659	$1.052023	14,871,064.299
	2002	N/A	N/A	N/A	$1.000000	$0.918659	7,312,399.793
Fidelity - VIP Contrafund® Portfolio - Service Class 2(12)	2005	$1.387678	$1.582402	1,581.095	$1.242763	$1.431098	27,480,921.534
	2004	$1.232790	$1.387678	1,644.291	$1.093234	$1.242763	24,897,024.657
	2003	$1.000000	$1.232790	0.000	$0.863856	$1.093234	22,112,800.202
	2002	N/A	N/A	N/A	$1.000000	$0.863856	11,668,555.849
Fidelity -VIP Equity-Income Portfolio - Service Class 2(12)	2005	$1.360683	$1.404275	1,943.026	$1.154787	$1.203501	10,433,605.172
	2004	$1.251476	$1.360683	1,948.102	$1.051697	$1.154787	10,453,433.316
	2003	$1.000000	$1.251476	1,953.545	$0.819327	$1.051697	10,280,521.184
	2002	N/A	N/A	N/A	$1.000000	$0.819327	5,651,940.012

50

	Year	2.30%(Continued)			1.30%(Continued)
Subaccount		Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
Fidelity -VIP Growth Portfolio - Service Class 2(14)	2005	$1.248415	$1.287588	0.000	$0.992121	$1.033325	6,499,897.957
	2004	$1.238538	$1.248415	0.000	$0.974625	$0.992121	6,585,516.465
	2003	$1.000000	$1.238538	0.000	$0.744894	$0.974625	6,731,308.053
	2002	N/A	N/A	N/A	$1.000000	$0.744894	4,073,699.598
Fidelity -VIP Mid Cap Portfolio - Service Class 2(12)	2005	$1.688213	$1.947702	12,276.741	$1.441197	$1.679083	28,727,005.111
	2004	$1.385512	$1.688213	12,488.789	$1.171204	$1.441197	26,682,337.463
	2003	$1.000000	$1.385512	0.000	$0.858157	$1.171204	23,855,787.404
	2002	N/A	N/A	N/A	$1.000000	$0.858157	12,764,575.784
Fidelity -VIP Value Strategies Portfolio - Service Class 2(15)	2005	$1.636169	$1.638305	12,149.443	$1.307865	$1.322459	15,396,904.960
	2004	$1.470410	$1.636169	12,133.003	$1.163843	$1.307865	15,741,726.066
	2003	$1.000000	$1.470410	0.000	$0.749188	$1.163843	14,207,220.608
	2002	N/A	N/A	N/A	$1.000000	$0.749188	5,912,035.834
Asset Allocation Conservative Portfolio - Initial Class(15)	2005	N/A	N/A	N/A	$1.179538	$1.224786	34,845,196.492
	2004	N/A	N/A	N/A	$1.089116	$1.179538	37,191,943.531
	2003	N/A	N/A	N/A	$0.897589	$1.089116	36,517,743.166
	2002	N/A	N/A	N/A	$1.000000	$0.897589	11,591,534.581
Asset Allocation - Growth Portfolio - Initial Class(15)	2005	N/A	N/A	N/A	$1.172954	$1.299672	37,722,449.747
	2004	N/A	N/A	N/A	$1.040631	$1.172954	35,638,365.532
	2003	N/A	N/A	N/A	$0.805934	$1.040631	31,502,546.337
	2002	N/A	N/A	N/A	$1.000000	$0.805934	16,272,593.291
Asset Allocation – Moderate Portfolio - Initial Class(15)	2005	N/A	N/A	N/A	$1.177978	$1.249478	87,759,205.543
	2004	N/A	N/A	N/A	$1.071274	$1.177978	91,407,207.159
	2003	N/A	N/A	N/A	$0.869075	$1.071274	88,673,069.395
	2002	N/A	N/A	N/A	$1.000000	$0.869075	32,222,771.028
Asset Allocation – Moderate Growth Portfolio - Initial Class(15)	2005	N/A	N/A	N/A	$1.182586	$1.283146	88,286,740.990
	2004	N/A	N/A	N/A	$1.055085	$1.182586	84,971,259.854
	2003	N/A	N/A	N/A	$0.840459	$1.055085	82,297,814.431
	2002	N/A	N/A	N/A	$1.000000	$0.840459	33,222,409.887
American Century International - Initial Class(14)	2005	N/A	N/A	N/A	$1.105264	$1.231481	13,485,906.634
	2004	N/A	N/A	N/A	$0.979225	$1.105264	13,179,697.354
	2003	N/A	N/A	N/A	$0.791709	$0.979225	13,367,701.243
	2002	N/A	N/A	N/A	$1.000000	$0.791709	4,394,827.717
American Century Large Company Value - Initial Class(14)	2005	N/A	N/A	N/A	$1.177364	$1.210492	5,438,975.647
	2004	N/A	N/A	N/A	$1.047037	$1.177364	5,900,680.878
	2003	N/A	N/A	N/A	$0.823545	$1.047037	5,785,961.972
	2002	N/A	N/A	N/A	$1.000000	$0.823545	3,502,739.824
Capital Guardian Global - Initial Class(9)	2005	N/A	N/A	N/A	$1.202232	$1.307639	15,042,212.777
	2004	N/A	N/A	N/A	$1.098404	$1.202232	13,152,473.277
	2003	N/A	N/A	N/A	$0.808601	$1.098404	10,740,677.600
	2002	N/A	N/A	N/A	$1.000000	$0.808601	5,399,047.316
Capital Guardian U.S. Equity - Initial Class(11)	2005	N/A	N/A	N/A	$1.156474	$1.213677	12,814,601.751
	2004	N/A	N/A	N/A	$1.067291	$1.156474	12,748,589.879
	2003	N/A	N/A	N/A	$0.792055	$1.067291	12,013,433.858
	2002	N/A	N/A	N/A	$1.000000	$0.792055	5,767,436.631
Capital Guardian Value – Initial Class(4)	2005	N/A	N/A	N/A	$1.193653	$1.269220	21,352,476.341
	2004	N/A	N/A	N/A	$1.036131	$1.193653	22,143,461.855
	2003	N/A	N/A	N/A	$0.779903	$1.036131	21,342,888.123
	2002	N/A	N/A	N/A	$1.000000	$0.779903	10,709,509.211
Clarion Global Real Estate Securities - Initial Class(15)a	2005	N/A	N/A	N/A	$1.635687	$1.832327	9,101,486.835
	2004	N/A	N/A	N/A	$1.247170	$1.635687	10,005,326.359
	2003	N/A	N/A	N/A	$0.930745	$1.247170	9,516,098.300
	2002	N/A	N/A	N/A	$1.000000	$0.930745	4,809,430.292
Great Companies AmericaSM - Initial Class(14)	2005	N/A	N/A	N/A	$1.044009	$1.070633	2,939,544.835
	2004	N/A	N/A	N/A	$1.039727	$1.044009	3,379,165.559
	2003	N/A	N/A	N/A	$0.844812	$1.039727	3,650,203.170
	2002	N/A	N/A	N/A	$1.000000	$0.844812	1,180,075.581

51

	Year	2.30%(Continued)			1.30%(Continued)
Subaccount		Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
Great Companies - Technology SM - Initial Class (14)	2005	N/A	N/A	N/A	$1.135476	$1.144051	3,183,922.385
	2004	N/A	N/A	N/A	$1.064476	$1.135476	3,965,978.362
	2003	N/A	N/A	N/A	$0.714332	$1.064476	2,431,656.546
	2002	N/A	N/A	N/A	$1.000000	$0.714332	806,633.202
Janus Growth - Initial Class (2)	2005	N/A	N/A	N/A	$1.183452	$1.284505	2,166,754.677
	2004	N/A	N/A	N/A	$1.037724	$1.183452	2,179,246.907
	2003	N/A	N/A	N/A	$0.795832	$1.037724	2,268,357.306
	2002	N/A	N/A	N/A	$1.000000	$0.795832	973,675.883
Jennison Growth - Initial Class(7)	2005	N/A	N/A	N/A	$1.031770	$1.159008	2,434,902.576
	2004	N/A	N/A	N/A	$0.957795	$1.031770	2,921,263.309
	2003	N/A	N/A	N/A	$0.753450	$0.957795	2,719,519.105
	2002	N/A	N/A	N/A	$1.000000	$0.753450	1,582,638.959
J.P. Morgan Enhanced Index - Initial Class(8)	2005	N/A	N/A	N/A	$1.119870	$1.143780	8,160,708.932
	2004	N/A	N/A	N/A	$1.021871	$1.119870	8,538,019.843
	2003	N/A	N/A	N/A	$0.802779	$1.021871	8,381,439.794
	2002	N/A	N/A	N/A	$1.000000	$0.802779	4,217,770.414
Marsico Growth - Initial Class(12)b	2005	N/A	N/A	N/A	$1.322924	$1.418087	1,653,425.028
	2004	N/A	N/A	N/A	$1.193911	$1.322924	814,270.659
	2003	N/A	N/A	N/A	$1.000000	$1.193911	790,541.253
Mercury Large Cap Value - Initial Class(12)	2005	N/A	N/A	N/A	$1.211837	$1.387034	9,042,512.929
	2004	N/A	N/A	N/A	$1.037373	$1.211837	8,548,256.467
	2003	N/A	N/A	N/A	$0.809708	$1.037373	8,393,194.099
	2002	N/A	N/A	N/A	$1.000000	$0.809708	6,281,486.623
MFS High Yield - Initial Class(10)	2005	N/A	N/A	N/A	$1.246462	$1.252826	10,523,414.926
	2004	N/A	N/A	N/A	$1.150343	$1.246462	14,024,046.975
	2003	N/A	N/A	N/A	$0.989712	$1.150343	13,376,541.310
	2002	N/A	N/A	N/A	$1.000000	$0.989712	4,756,359.190
PIMCO Total Return - Initial Class(15)	2005	N/A	N/A	N/A	$1.124682	$1.136148	28,041,749.172
	2004	N/A	N/A	N/A	$1.090330	$1.124682	28,153,142.242
	2003	N/A	N/A	N/A	$1.052874	$1.090330	30,354,076.336
	2002	N/A	N/A	N/A	$1.000000	$1.052874	16,193,915.182
Salomon All Cap - Initial Class(12)	2005	N/A	N/A	N/A	$1.105003	$1.135338	12,120,466.275
	2004	N/A	N/A	N/A	$1.025659	$1.105003	12,790,293.877
	2003	N/A	N/A	N/A	$0.768745	$1.025659	12,437,980.172
	2002	N/A	N/A	N/A	$1.000000	$0.768745	8,348,762.046
Templeton Great Companies Global - Initial Class(13)	2005	N/A	N/A	N/A	$1.116318	$1.184338	1,309,867.085
	2004	N/A	N/A	N/A	$1.033137	$1.116318	746,039.782
	2003	N/A	N/A	N/A	$0.825826	$1.033137	737,723.121
	2002	N/A	N/A	N/A	$1.000000	$0.825826	157,820.345
Transamerica Balanced - Initial Class(15)	2005	N/A	N/A	N/A	$1.160714	$1.237092	5,476,218.898
	2004	N/A	N/A	N/A	$1.057833	$1.160714	5,714,999.763
	2003	N/A	N/A	N/A	$0.940839	$1.057833	5,869,327.851
	2002	N/A	N/A	N/A	$1.000000	$0.940839	3,101,509.323
Transamerica Convertible Securities - Initial Class(15)	2005	N/A	N/A	N/A	$1.260191	$1.292368	4,187,277.851
	2004	N/A	N/A	N/A	$1.127956	$1.260191	4,282,977.249
	2003	N/A	N/A	N/A	$0.923984	$1.127956	3,726,360.391
	2002	N/A	N/A	N/A	$1.000000	$0.923984	919,309.231
Transamerica Equity - Initial Class(12)	2005	N/A	N/A	N/A	$1.248282	$1.436101	17,697,428.114
	2004	N/A	N/A	N/A	$1.091940	$1.248282	17,919,485.788
	2003	N/A	N/A	N/A	$0.842931	$1.091940	12,900,294.843
	2002	N/A	N/A	N/A	$1.000000	$0.842931	5,140,665.249
Transamerica Growth Opportunities - Initial Class(14)	2005	N/A	N/A	N/A	$1.182204	$1.356483	8,161,061.219
	2004	N/A	N/A	N/A	$1.026868	$1.182204	8,522,199.657
	2003	N/A	N/A	N/A	$0.792775	$1.026868	5,872,812.390
	2002	N/A	N/A	N/A	$1.000000	$0.792775	2,847,006.076

52

	Year	2.30%(Continued)			1.30%(Continued)
Subaccount		Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
Transamerica Money Market - Initial Class(1)	2005	N/A	N/A	N/A	$0.990971	$1.006491	14,722,362.804
	2004	N/A	N/A	N/A	$0.993896	$0.990971	13,634,299.438
	2003	N/A	N/A	N/A	$0.999405	$0.993896	18,683,018.636
Transamerica Small/Mid Cap Value - Initial Class(3)	2005	N/A	N/A	N/A	$1.351774	$1.515446	1,635,713.730
	2004	N/A	N/A	N/A	$1.176997	$1.351774	1,676,714.069
	2003	N/A	N/A	N/A	$0.624786	$1.176997	1,865,725.888
	2002	N/A	N/A	N/A	$1.000000	$0.624786	1,856,271.192
Transamerica U.S. Government Securities - Initial Class(5)	2005	N/A	N/A	N/A	$1.080729	$1.090697	8,714,101.007
	2004	N/A	N/A	N/A	$1.059877	$1.080729	9,186,050.220
	2003	N/A	N/A	N/A	$1.04912	$1.059877	11,648,287.297
	2002	N/A	N/A	N/A	$1.000000	$1.04912	8,143,202.124
T. Rowe Price Equity Income - Initial Class(6)	2005	N/A	N/A	N/A	$1.181867	$1.214671	27,600,491.364
	2004	N/A	N/A	N/A	$1.042793	$1.181867	29,728,764.275
	2003	N/A	N/A	N/A	$0.841110	$1.042793	29,182,155.799
	2002	N/A	N/A	N/A	$1.000000	$0.841110	15,052,753.799
T. Rowe Price Growth Stock - Initial Class(6)	2005	N/A	N/A	N/A	$1.144273	$1.199234	14,839,893.375
	2004	N/A	N/A	N/A	$1.055194	$1.144273	15,676,491.871
	2003	N/A	N/A	N/A	$0.817448	$1.055194	15,396,403.641
	2002	N/A	N/A	N/A	$1.000000	$0.817448	8,100,585.720
T. Rowe Price Small Cap - Initial Class(12)	2005	N/A	N/A	N/A	$1.123465	$1.226760	17,380,789.319
	2004	N/A	N/A	N/A	$1.031215	$1.123465	17,771,138.129
	2003	N/A	N/A	N/A	$0.744044	$1.031215	17,595,030.522
	2002	N/A	N/A	N/A	$1.000000	$0.744044	7,877,697.272
Van Kampen Active International Allocation - Initial Class(1)	2005	N/A	N/A	N/A	$1.237571	$1.390238	6,963,291.861
	2004	N/A	N/A	N/A	$1.080388	$1.237571	4,760,145.019
	2003	N/A	N/A	N/A	$0.824046	$1.080388	3,738,017.176
	2002	N/A	N/A	N/A	$1.000000	$0.824046	2,057,276.915
Van Kampen Large Cap Core - Initial Class(1)	2005	N/A	N/A	N/A	$1.162777	$1.255965	3,362,791.418
	2004	N/A	N/A	N/A	$1.044706	$1.162777	3,232,591.584
	2003	N/A	N/A	N/A	$0.874009	$1.044706	3,425,841.420
	2002	N/A	N/A	N/A	$1.000000	$0.874009	2,183,386.377
Van Kampen Mid-CapGrowth - Initial Class(14)c	2005	N/A	N/A	N/A	$0.968672	$1.028462	6,510,394.300
	2004	N/A	N/A	N/A	$0.915881	$0.968672	7,103,942.077
	2003	N/A	N/A	N/A	$0.723956	$0.915881	8,016,102.927
	2002	N/A	N/A	N/A	$1.000000	$0.723956	5,192,990.450

(1)	Subaccount Inception Date April 8, 1991.

(2)	Subaccount Inception Date July 1, 1992.

(3)	Subaccount Inception Date May 4, 1993.

(4)	Subaccount Inception Date May 27, 1993.

(5)	Subaccount Inception Date May 9, 1994.

(6)	Subaccount Inception Date January 3, 1995.

(7)	Subaccount Inception Date November 18, 1996.

(8)	Subaccount Inception Date May 1, 1997.

(9)	Subaccount Inception Date February 2, 1998.

(10)	Subaccount Inception Date June 2, 1998.

(11)	Subaccount Inception Date July 1, 1998.

(12)	Subaccount Inception Date May 1, 2000.

(13)	Subaccount Inception Date October 9, 2000.

(14)	Subaccount Inception Date May 1, 2001.

(15)	Subaccount Inception Date May 1, 2002.

(16)	Subaccount Inception Date November 3, 2003.

[a]	Formerly known as Clarion Real Estate Securities.

[b]	This subaccount was re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 you may only invest in the Initial Class shares. If you purchased your policy on May 1, 2003 or after, you may only invest in Service Class shares.

[c]	Formerly known as Van Kampen Emerging Growth

International Moderate Growth Fund – Service Class had not commenced operations as of December 31, 2005, therefore, comparable data is not available.

53

APPENDIX B

POLICY VARIATIONS

The dates shown below are the approximate first issue dates of the various versions of the policy. These dates will vary by state in many cases. This Appendix describes certain of the more significant differences in features of the various versions of the policy. There may be additional variations. Please see your actual policy and any attachments for determining your specific coverage.

Policy Form/Endorsement	Approximate First Issue Date
AV201 101 65 189 (Policy Form)	January 1991
AE830 292 (endorsement)	May 1992
AE847 394 (endorsement)	June 1994
AE871 295 (endorsement)	May 1995
AV254 101 87 196 (Policy Form)	June 1996
AE909 496 (endorsement)	June 1996
AE890 196 (endorsement)	June 1996
AV320 101 99 197 (Policy Form)	May 1997
AE945 197 (endorsement)	May 1997
AV376 101 106 1197 (Policy Form)	May 1998
RGMI 1 798 (endorsement – family income protector)	December 1998
AV432 101 114 199 (Group Policy Form)	May 2000
AV494 101 124 100 (Individual Policy Form)	May 2000
AV620 101 137 101 (Individual Policy Form)	May 2001
AV720 101 148 102 (Individual Policy Form)	May 2002

54

Product Feature	AV201 101 65 189	AV201 101 65 189, AE830 292, and AE847 394	AV201 101 65 189, AE847 394, and AE871 295
Excess Interest Adjustment	N/A	N/A	N/A

Guaranteed Minimum Death Benefit Option(s)

Total premiums paid, less

any partial surrenders and any surrender charges made before death, accumulated at 4% to the date we receive due proof of death or the policy value on the date we receive due proof of death, which ever is greater.

		5% Annually Compounding (Option A).	5% Annually Compounding (Option A) or Annual Step-Up (Option B). Option A is only available if owner and annuitant are both under age 75.

Guaranteed Period Options (available in the fixed account)	1 and 3 year guaranteed periods available.	1 and 3 year guaranteed periods available.	1 and 3 year guaranteed periods available.

Minimum effective annual interest rate applicable to the fixed account	4%	4%	4%

Asset Rebalancing	N/A	N/A	N/A

Death Proceeds	Greater of 1) the policy value on the date we receive due proof of death, or 2) the total premiums paid for this policy, less any partial surrenders and any surrender charges made before death, accumulated at 4% interest per annum to the date we receive due proof of death	Greater of (a) policy value and (b) 5% Annually Compounding Death Benefit	Greatest of (a) policy value and (b) guaranteed minimum death benefit

Distribution Financing Charge	N/A	N/A	N/A

Is Mortality & Expense Risk Fee different after the annuity commencement date?	No	No	No

Dollar Cost Averaging Fixed Account Option	N/A	N/A	N/A

Service Charge	$35 assessed on each policy anniversary. Not deducted from the fixed account.	$35 assessed on each policy anniversary. Not deducted from the fixed account.	Assessed only on a policy anniversary; Waived if sum of premium payments less partial surrenders is at least $50,000 on the policy anniversary. Not deducted from the fixed account.

Nursing Care and Terminal Condition Withdrawal Option	N/A	Yes	Yes

Unemployment Waiver	N/A	N/A	N/A

55

Product Feature	AV254 101 87 196, AE909 496, and AE890 196	AV320 101 99 197 and AE945 197	AV376 101 106 1197 and AE 945 197
Excess Interest Adjustment	Yes	Yes	Yes

Guaranteed Minimum Death Benefit Option(s)	5% Annually Compounding (Option A) or Annual Step-Up (Option B). Option A is only available if owner and annuitant are both under age 75.	5% Annually Compounding (Option A), Annual Step-Up (Option B), or Return of Premium (Option C). Option A is only available if owner and annuitant are both under age 75. Option B is only available if owner and annuitant are under age 81.	5% Annually Compounding (Option A), Double Enhanced (Option B), or Return of Premium (Option C). Option A is only available if owner and annuitant are both under Age 75. Option B is only available if owner and annuitant are both under age 81.

Guaranteed Period Options (available in the fixed account)	1, 3, 5, and 7 year guaranteed periods available.	1, 3, 5 and 7 year guaranteed periods available.	1, 3, 5, and 7 year guaranteed periods available.

Minimum effective annual interest rate applicable to the fixed account	3%	3%	3%

Asset Rebalancing	Yes	Yes	Yes

Death Proceeds	Greatest of (a) annuity purchase value, (b) cash value, and (c) guaranteed minimum death benefit.	Greatest of (a) policy value, (b) cash value, and (c) guaranteed minimum death benefit.	Greatest of (a) policy value, (b) cash value, and (c) guaranteed minimum death benefit.

Distribution Financing Charge	N/A	Applicable	Applicable

Is Mortality & Expense Risk Fee different after the annuity commencement date?	No	No	Yes (1.10%, plus administrative charge, regardless of death benefit chosen prior to the annuity commencement date)

Dollar Cost Averaging Fixed Account Option	Yes	Yes	Yes

Service Charge	Assessed only on a policy anniversary; Waived if sum of premium payments less partial surrenders is at least $50,000 on the policy anniversary. Not deducted from the fixed account.

Assessed either on a policy

anniversary or on surrender; Waived if sum of premium payments less partial surrenders or the policy value is at least $50,000 on the policy anniversary or at the time of surrender. The service charge is deducted pro-rata from the investment options.

Assessed either on a policy

anniversary or on surrender; Waived if sum of premium payments less partial surrenders or the policy value is at least $50,000 on the policy anniversary or at the time of surrender. The service charge is deducted pro-rata from the investment options.

Nursing Care and Terminal Condition Withdrawal Option	Yes	Yes	Yes

Unemployment Waiver	N/A	N/A	N/A

56

Product Feature	AV432 101 114 199 , AV494 101 124 100 and RGMI 1 798	AV620 101 137 101 and RGMI 1 798	AV720 101 148 102, RGMI 1 798
Excess Interest Adjustment	Yes	Yes	Yes

Guaranteed Minimum Death Benefit Option(s)	5% Annually Compounding (Option A), Greater of 5% Annually Compounding through age 80 or Annual Step-Up through age 80 (Option B), Return of Premium (Option C), and Monthly Step-Up through age 80 (Option D). Option A is only available if owner and annuitant are both under age 75. Option B and D are only available if owner and annuitant are both under age 81.	Greater of 6% Annually Compounding through age 80 Death Benefit or Monthly Step-Up through age 80 Death Benefit (available if owner and annuitant are age 80 or younger) and the Return of Premium Death Benefit (available if owner and annuitant are age 90 or younger).	Double Enhanced Death Benefit - greater of (1) 6% Annually Compounding through age 80 or (2) monthly step-up through age 80 (available if owner and annuitant are age 80 or younger); and the Return of Premium Death Benefit (available if owner and annuitant are age 90 or younger).

Guaranteed Period Options (available in the fixed account)	1, 3, 5, and 7 year guaranteed periods available.	1, 3, 5, and 7 year guaranteed periods available.	1, 3, 5, and 7 year guaranteed periods available.

Minimum effective annual interest rate applicable to the fixed account	3%	3%	2%

Asset Rebalancing	Yes	Yes	Yes

Death Proceeds	Greatest of (a) policy value, (b) cash value, and (c) guaranteed minimum death benefit.	Greatest of (a) policy value, (b) cash value, and (c) guaranteed minimum death benefit.	Greatest of (a) policy value, (b) cash value, and (c) guaranteed minimum death benefit.

Distribution Financing Charge	N/A	N/A	N/A

Is Mortality & Expense Risk Fee different after the annuity commencement date?	Yes (1.25%, plus administrative charge, regardless of death benefit chosen prior to the annuity commencement date.)	Yes (1.10%, plus administrative charge, regardless of the death benefit chosen prior to the annuity commencement date.)	Yes (1.10%, plus administrative charge, regardless of the death benefit chosen prior to the annuity commencement date.)

Dollar Cost Averaging Fixed Account Option	Yes	Yes	Yes

Service Charge

Assessed either on a policy

anniversary or on surrender; Waived if sum of premium payments less partial surrenders or the policy value is at least $50,000 on The policy anniversary or at the time of surrender. The service charge is deducted pro-rata from the investment options.

Assessed either on a policy

anniversary or on surrender; Waived if sum of premium payments less partial surrenders or the policy value is at least $50,000 on The policy anniversary or at the time of surrender. The service charge is deducted pro-rata from the investment options.

Annual service charge of $35 (but not more than 2% of the policy value) is charged on each policy anniversary and at surrender. The service charge is waived if your policy value or the sum of your premiums, less all partial surrenders, is at least $50,000.

Nursing Care and Terminal Condition Withdrawal Option	Yes	Yes	Yes

Unemployment Waiver	Yes	Yes	Yes

57

Product Feature	AV620 101 137 101 and RGMI 1 798
Excess Interest Adjustment	Yes

Guaranteed Minimum Death Benefit Option(s)	Greater of 6% Annually Compounding through age 80 Death Benefit or Monthly Step-Up through age 80 Death Benefit (available if owner and annuitant are age 80 or younger) and the Return of Premium Death Benefit (available if owner and annuitant are age 90 or younger).

Guaranteed Period Options (available in the fixed account)	1, 3, 5, and 7 year guaranteed periods available.

Minimum effective annual interest rate applicable to the fixed account	3%

Asset Rebalancing	Yes

Death Proceeds	Greatest of (a) policy value, (b) cash value, and (c) guaranteed minimum death benefit.

Distribution Financing Charge	N/A

Is Mortality & Expense Risk Fee different after the annuity commencement date?	Yes (1.10%, plus administrative charge, regardless of the death benefit chosen prior to the annuity commencement date.)

Dollar Cost Averaging Fixed Account Option	Yes

Service Charge

Assessed either on a policy

anniversary or on surrender; Waived if sum of premium payments less partial surrenders or the policy value is at least $50,000 on The policy anniversary or at the time of surrender. The service charge is deducted pro-rata from the investment options.

Nursing Care and Terminal Condition Withdrawal Option	Yes

Unemployment Waiver	Yes

58

TRANSAMERICA LANDMARK

VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated May 1, 2006

to the

Prospectus dated May 1, 2006

LIVING BENEFITS RIDER

You may elect to purchase the optional living benefits rider which provides you with a guaranteed minimum accumulation benefit and a guaranteed minimum withdrawal benefit. The living benefits rider is available during the accumulation phase but it will not be issued if the annuitant is age 81 or older. The maximum issue age may be lower if required by state law.

You should view the living benefits rider as a way to permit you to invest in variable investment options while still having your policy value and liquidity protected to the extent provided by the living benefits rider. Please note: You cannot elect this rider if you have elected certain other optional benefits under the policy. Certain protections under the rider are available only if you hold the rider for ten years. In addition, if you elect the rider, we will monitor your policy value and we may transfer amounts back and forth between specified investment options under the policy and the variable investment options you choose, according to a mathematical model that we will use to assist us in managing portfolio risk and supporting the guarantees under the rider.

The living benefits rider may vary for certain policies and may not be available for all policies. Please contact Transamerica at (800) 525-6205 for additional information regarding the availability of the living benefits rider.

In addition, the tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Living Benefits rider for a qualified policy.

This supplement hereby amends, and to the extent inconsistent replaces, the prospectus disclosure.

ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES(1)

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment choices. State premium taxes may also be deducted, and excess interest adjustments may be made to amounts surrendered or applied to annuity payment options from cash value from the fixed account.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica Landmark Variable Annuity dated May 1, 2006

Policy Owner Transaction Expenses:
Sales Load On Purchase Payments	0%
Maximum Surrender Charge (as a % of premium payments surrendered)(2)	8%
Transfer Fee(3)	$0 - $10

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses.

Annual Service Charge(4)	$0 - $35 Per Policy
Separate Account Annual Expenses (as a percentage of average account value):
Base Separate Account Expenses:
Mortality and Expense Risk Fee(5)	1.15%
Administrative Charge	0.15%
Total Base Separate Account Annual Expenses	1.30%
Optional Separate Account Expenses:
Double Enhanced Death Benefit(6)	0.50%
Annual Step-Up Death Benefit(7)	0.20%
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses(8)	1.80%
Optional Rider Fees:
Additional Death Distribution(9)	0.25%
Additional Death Distribution+(10)	0.55%
Living Benefits Rider(11)	0.60%

The next item shows the lowest and highest total operating expenses charged by the portfolio companies for the year ended December 31, 2005 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

	Minimum	Maximum
Total Portfolio Annual Operating Expenses(12):
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses.	0.65%	1.42%

This Example is intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include policy owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.

The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the highest fees and expenses of any of the portfolios for the year ended December 31, 2005, and the highest combination of separate account expenses and optional rider fees (including any riders offered by supplement). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example(13)	1 Year	3 Years	5 Years	10 Years
If the policy is surrendered at the end of the applicable time period.	$1234	$2194	$3095	$5489
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy.	$514	$1564	$2645	$5489

2

For information concerning compensation paid for the sale of the policies, see “Distributor of the Policies.”

(1)	During the income phase the fees may be different than those described in the Fee Table. See Section 5, Expenses.

(2)	The surrender charge, if any is imposed, applies to each policy, regardless of how policy value is allocated among the separate account and the fixed account. The surrender charge decreases based on the number of years since the premium payment was made.

If you select the Life with Emergency CashSM annuity payment option, you will be subject to a surrender charge after the annuity commencement date. See Section 5, Expenses.

(3)	The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the separate account and the fixed account. There is no fee for the first 12 transfers per year. For additional transfers, Transamerica may charge a fee of $10 per transfer.

(4)	The service charge applies to the fixed account and the separate account, and is assessed on a pro rata basis relative to each account’s policy value as a percentage of the policy’s total policy value. The annual service charge is deducted on each policy anniversary and at the time of full surrender. We may waive the service charge in certain instances.

(5)	The mortality and expense risk fee shown (1.15%) is for the accumulation phase with the “Return of Premium Death Benefit.”

(6)	The fee for the “Double Enhanced Death Benefit” (0.50%) is in addition to the mortality and expense risk and administrative fee.

(7)	The fee for the “Annual Step-Up Death Benefit” (0.20%) is in addition to the mortality and expense risk and administrative fee.

(8)	The Double Enhanced Death Benefit fee is included herein.

(9)	The annual Additional Death Distribution fee is 0.25% of the policy value and is deducted only during the accumulation phase.

(10)	The annual Additional Death Distribution+ fee is 0.55% of the policy value and is deducted only during accumulation phase.

(11)	The fee is a percentage of the “principal back” total withdrawal base. The “principal back” total withdrawal base on the rider date is the policy value (less premium enhancements if the rider is added in the first policy year). After the rider date, the “principal back” total withdrawal base is equal to: the “principal back” total withdrawal base on the rider date; plus subsequent premium payments; less subsequent “principal back” adjusted partial withdrawals.

(12)

The fee table information relating to the underlying fund portfolios is for the year ending December 31, 2005 (unless otherwise noted) and was provided to Transamerica by the underlying fund portfolios, their investment

3

advisors or managers, and Transamerica has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table.

(13)	The Example does not reflect premium tax charges or transfer fees. Different fees and expense not reflected in the Example may be assessed during the income phase of the policy.

Please remember that the Example is an illustration and does not represent past or future expenses. Your actual expenses may be lower or higher than those reflected in the Example. Similarly, your rate of return may be more or less than the 5% assumed in the Example.

Guaranteed Minimum Accumulation Benefit

If you elect the living benefits rider, we will provide a guaranteed future value. This benefit is intended to provide a level of protection regardless of the performance of the variable investment options you select.

Guaranteed Future Value. The guaranteed future value on the rider date (i.e., the date the rider is added to the policy) is the policy value (less premium enhancements if the rider is added in the first policy year). After the rider date and before the guaranteed future value date, which is the tenth rider anniversary, the guaranteed future value is equal to:

•	the guaranteed future value on the rider date; plus

•	a percentage of subsequent premium payments (as described below); less

•	subsequent adjusted partial withdrawals (as described below).

After the guaranteed future value date the guaranteed future value equals zero.

Subsequent Premium Payments. The percentage of subsequent premium payments that will be added to the guaranteed future value is as follows:

Rider Year	Percent of subsequent premium payments added to guaranteed future value
1	100%
2	90%
3	80%
4	70%
5	60%
6	50%
7	50%
8	50%
9	50%
10	0%

Guaranteed Future Value Adjusted Partial Withdrawals. If you take a partial withdrawal, it will reduce your guaranteed future value. The amount of the reduction is referred to as the adjusted partial withdrawal amount, which will be equal to the greater of:

•	the guaranteed future value immediately prior to the withdrawal multiplied by the percentage reduction in the policy value resulting from the gross partial withdrawal; or

•	the gross partial withdrawal amount.

4

(The gross partial withdrawal amount is the amount you request, plus any surrender charges and excess interest adjustments that may be applicable.)

In other words, if your policy value is greater than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value is reduced by the same amount we reduce your policy value. However, if your policy value is less than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value will be reduced by more than the amount we reduce your policy value.

See the supplement to the SAI for examples showing the effect of hypothetical withdrawals in more detail.

Guaranteed Minimum Accumulation Benefit. On the guaranteed future value date (ten years after you elect the rider), if the policy value is less than the guaranteed future value, we will add an amount equal to the difference to your policy value. After the guaranteed future value date, the guaranteed minimum accumulation benefit will terminate.

Example. Assume you make a single premium payment of $100,000 and you do not make any withdrawals or additional premium payments. Assume that on the guaranteed future value date your policy value has declined to $90,000 because of negative investment performance. We will add $10,000 to your policy value.

Please note: You do not have any protection under the guaranteed minimum accumulation benefit unless you hold the rider for ten years. If you think that you may terminate the policy or elect to start receiving annuity payments before the guaranteed future value date, electing the rider may not be in your best interests.

Guaranteed Minimum Withdrawal Benefit

If you elect the living benefits rider, we will provide a maximum annual withdrawal amount regardless of your policy value. This benefit is intended to provide a level of liquidity regardless of the performance of the variable investment options you select.

Withdrawal Guarantees. There are two withdrawal guarantees under this benefit:

•	“principal back;” and

•	“for life.”

You can take withdrawals under either guarantee or alternate between the guarantees (your ability to change the frequency or amount of your withdrawals ceases if your policy value reaches zero). Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. Please note, the amount of your gross partial withdrawal may impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount under each guarantee, and such impact may be on a greater than dollar-for-dollar basis. (See “Maximum Annual Withdrawal Benefit,” “Total Withdrawal Base,” and “Minimum Remaining Withdrawal Amount,” below.)

Withdrawals under the guaranteed minimum withdrawal benefit also:

•	reduce your policy value;

•	reduce your death benefit and other benefits;

5

•	may be subject to surrender charges and excess interest adjustments; and

•	may be subject to income taxes and federal tax penalties.

Maximum Annual Withdrawal Amount. Under this benefit:

•	you can withdraw up to 7% of your “principal back” total withdrawal base each rider year until your “principal back” minimum remaining withdrawal amount reaches zero;

Example. Assume you make a single premium payment of $100,000 and that you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still withdraw up to $7,000 each rider year for the next fourteen years and $2,000 in the next year so you would get back your full $100,000 (assuming that you do not withdraw more than $7,000 in any one rider year).

or, you can withdraw up to 5% of your “for life” total withdrawal base each rider year starting with the rider anniversary immediately following the annuitant’s 59th birthday until the annuitant’s death unless your “for life” minimum remaining withdrawal amount reaches zero because of “excess withdrawals” (see “Adjusted Partial Withdrawals,” below). All withdrawals before the annuitant’s 59th birthday are excess withdrawals for purposes of the “for life” guarantee, and a penalty tax may be assessed on amounts surrendered from the policy before the annuitant reaches age 59 1/2.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 55 years old. Assume you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still withdraw up to $5,000 each rider year for the rest of your life (assuming that you do not withdraw more than $5,000 in any one rider year).

You can take withdrawals under this rider regardless of your policy value; however, once your policy value reaches zero you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to continue withdrawals under this rider after your policy value reaches zero, you must select an amount and frequency of future withdrawals. Once selected, the amount and frequency of future withdrawals after your policy value reaches zero cannot be changed.

Please note:

•	Withdrawals under the 5% “for life” guarantee cannot be commenced until after the annuitant’s 59th birthday.

•	Any withdrawal before the annuitant’s 59th birthday will reduce the benefits under the 5% “for life” guarantee.

•	The maximum annual withdrawal amounts described above (the 7% “principal back” and 5% “for life”) are based on rider years, not calendar or policy years (if different from rider years).

•	Excess withdrawals may cause you to lose the benefit of the rider.

Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value (less premium enhancements if the rider is added in the first policy year). After the rider date, the total withdrawal base is equal to:

•	the total withdrawal base on the rider date; plus

•	subsequent premium payments; less

•	subsequent adjusted partial withdrawals (as described below).

We will calculate separate total withdrawal bases for the “principal back” and “for life” guarantees.

6

Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount represents the total amount of guaranteed withdrawals still available under the rider. The minimum remaining withdrawal amount on the rider date is the policy value (less premium enhancements if the rider is added in the first policy year). After the rider date, the minimum remaining withdrawal amount is equal to:

•	the minimum remaining withdrawal amount on the rider date; plus

•	subsequent premium payments; less

•	subsequent adjusted partial withdrawals (as described below).

We will calculate separate minimum remaining withdrawal amounts for the “principal back” and “for life” guarantees.

Adjusted Partial Withdrawals. Each rider year, gross partial withdrawals up to the maximum annual withdrawal amount for the “principal back” and “for life” guarantees will reduce the minimum remaining withdrawal amount on a dollar-for-dollar basis but will not reduce the total withdrawal base for the “principal back” and “for life” guarantees. Gross partial withdrawals in excess of the maximum annual withdrawal amount for the “principal back” and “for life” guarantees will reduce the total withdrawal base and minimum remaining withdrawal amount for the “principal back” and “for life” guarantees by a pro rata amount (possibly to zero). Please contact us or your registered representative to obtain the supplement to the Statement of Additional Information, “Living Benefits Rider Adjusted Partial Withdrawal,” which provides examples showing the effect of a withdrawal. Excess withdrawals may eliminate the guarantees.

Please note: Gross partial withdrawals of the “principal back” maximum annual withdrawal amount will result in an excess partial withdrawal under the “for life” guarantee, as will any partial withdrawal before the rider anniversary following the annuitant’s 59th birthday, and will reduce the “for life” maximum annual withdrawal amount, “for life” total withdrawal base, and “for life” minimum remaining withdrawal amount and such reduction may be on a greater than dollar-for-dollar basis. The effect of a 7% “principal back” withdrawal on the “For Life” benefit is illustrated below.

			5% “For Life”
Date	Policy Value before the Withdrawal	Gross Withdrawal	Total Withdrawal Base (TWB)	TWB Adjustment	Minimum Remaining Withdrawal Amount (MRWA)	MRWA Adjustment	Maximum Annual Withdrawal Amount
11/01/03	$100,000	—	$100,000.00	—	$100,000.00	—	$5,000.00
10/31/05	$95,000	$7,000.00	$97,777.78	$2,222.22	$92,888.89	$7,111.11	$4,888.89

As this illustration shows, a 7% “principal back” withdrawal reduces the 5% “for life” total withdrawal base by $2,222.22, the 5% “for life” minimum remaining withdrawal amount by $7,111.11, and the 5% “for life” maximum annual withdrawal amount by $111.11.

Living Benefits Rider Fee

A rider fee, 0.60% of the “principal back” total withdrawal base on each rider anniversary, is charged annually prior to annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment option. Generally, the rider fee is deducted regardless of your values (i.e., even if your policy value exceeds your total withdrawal base).

7

We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.

Portfolio Allocation Method

If you elect the living benefits rider, the Portfolio Allocation Method (“PAM”) will automatically be in effect. PAM is designed to help manage portfolio risk and support the guarantees under the living benefits rider. Using PAM, we will monitor your policy value and may transfer amounts back and forth between the PAM Transamerica U.S. Government Securities—Service Class subaccount (which invests in the Transamerica U.S. Government Securities – Service Class portfolio of the AEGON/Transamerica Series Fund, Inc.) or certain guaranteed period options of the fixed account (each a “PAM investment option” and collectively, the “PAM investment options”) and the variable investment options you choose. You should read the underlying fund prospectus for the variable PAM investment option(s) carefully before you elect the living benefits rider. We will transfer amounts from your variable investment options to the PAM investment options to the extent we deem, at our sole discretion, necessary to support the guarantees under the rider. We will transfer amounts to the PAM investment options proportionally from all your variable investment options. Currently, PAM transfers are being made to the PAM Transamerica U.S. Government Securities- Service Class subaccount.

PAM is designed to help reduce portfolio risk associated with negative performance. Using PAM, we will transfer amounts from your variable investment options to the PAM investment options to the extent we deem, in our sole discretion, necessary to help manage portfolio risk and support the guarantees under the living benefits rider. You should not view the living benefits rider nor PAM as a “market timing” or other type of investment program designed to enhance your policy value. If you choose this rider, it may result in a lower policy value in certain situations. If policy value is transferred from your chosen variable investment options to the PAM investment options, less of your policy value may be available to participate in any future positive investment performance of your variable investment options. This may potentially provide a lower policy value than if you did not select the living benefits rider.

We will use a mathematical model to compare your policy value and the guarantees to be provided in the future. Based upon this comparison, we may transfer some or all of your policy value to or from the PAM investment options.

You may not allocate premium payments to, nor transfer policy value into or out of, the PAM investment options. PAM transfers are not subject to any transfer fee and do not count against the number of any free transfers we allow. Transfers out of a fixed account PAM investment option are at our discretion and may be subject to an excess interest adjustment if the transfer occurs before the end of a guarantee period. Any transfer to your variable investment options will be allocated into your variable investment options in proportion to the amount of policy value in each variable investment option.

Generally, transfers to the PAM investment options first occur when the policy value drops by a cumulative amount of 3% to 5% over any period of time, although we may make transfers to the PAM investment options when the policy value drops by less than 3%. If the policy value continues to fall, more transfers to the PAM investment options will occur. When a transfer occurs, the transferred policy value is allocated to the PAM investment option(s) we deem appropriate. The policy value allocated to the PAM investment options will remain there unless the performance of your chosen investment options recovers sufficiently to enable us to transfer amounts back to your investment options while

8

maintaining the guarantees under the living benefits rider. This generally occurs when the policy value increases by 5% to 10% in relation to the guarantees, although we may require a larger increase before transferring amounts back to your investment options.

Upgrades

Prior to the annuitant’s 86th birthday, you can upgrade the total withdrawal base and guaranteed future value to the policy value after the third rider anniversary by sending us written notice. At that time the minimum remaining withdrawal amounts will also be upgraded to the policy value and the maximum annual withdrawal amounts will be recalculated.

If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date, guaranteed future value date, and its own rider fee percentage (which may be higher than your current rider fee percentage). The “principal back” and “for life” withdrawal percentages will not change. The new rider date will be the date the Company receives all necessary information.

Other

You cannot elect this rider if you have elected certain other optional benefits. Please contact us or your registered representative for more information.

Termination

The living benefits rider will terminate upon the earliest of the following:

•	the date we receive written notice from you requesting termination of the living benefits rider (you may not terminate the rider before the third rider anniversary);

•	annuitization; or

•	termination of your policy.

This supplement summarizes the Living Benefits rider. The application and operation of the Living Benefits rider are governed by the terms and conditions of the rider itself. The living benefits rider may vary for certain policies and may not be available for all policies.

[THIS SPACE INTENTIONALLY LEFT BLANK]

9

TRANSAMERICA LANDMARK VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated May 1, 2006

to the

Prospectus dated May 1, 2006

5 FOR LIFE RIDER

You may elect to purchase the optional 5 For Life rider which provides you with a guaranteed minimum withdrawal benefit. This rider is available during the accumulation phase but it will not be issued if the annuitant is age 91 or older. The maximum issue age may be lower if required by state law.

The 5 For Life rider may vary for certain policies and may not be available for all policies. Please contact Transamerica at (800) 525-6205 for additional information regarding the availability of the 5 For Life rider.

In addition, the tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the 5 For Life rider for a qualified policy.

This supplement hereby amends, and to the extent inconsistent replaces, the prospectus disclosure.

ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES(1)

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment choices. State premium taxes may also be deducted, and excess interest adjustments may be made to amounts surrendered or applied to annuity payment options from cash value from the fixed account.

Policy Owner Transaction Expenses:
Sales Load On Purchase Payments	0%
Maximum Surrender Charge (as a % of premium payments surrendered)(2)	8%
Transfer Fee(3)	$0 - $10

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica Landmark Variable Annuity dated May 1, 2006

Annual Service Charge(4)	$0 - $35 Per Policy
Separate Account Annual Expenses (as a percentage of average account value):
Base Separate Account Expenses:
Mortality and Expense Risk Fee(5)	1.15%
Administrative Charge	0.15%
Total Base Separate Account Annual Expenses	1.30%
Optional Separate Account Expenses:
Double Enhanced Death Benefit(6)	0.50%
Annual Step-Up Death Benefit(7)	0.20%
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses(8)	1.80%
Optional Rider Fees:
Additional Death Distribution(9)	0.25%
Additional Death Distribution+(10)	0.55%
5 For Life Rider(11)	0.60%

The next item shows the lowest and highest total operating expenses charged by the portfolio companies for the year ended December 31, 2005 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

	Minimum	Maximum
Total Portfolio Annual Operating Expenses(12):
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses.	0.65%	1.42%

This Example is intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include policy owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.

The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the highest fees and expenses of any of the portfolios for the year ended December 31, 2005, and the highest combination of separate account expenses and optional rider fees (including any riders offered by supplement). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example(13)	1 Year	3 Years	5 Years	10 Years
If the policy is surrendered at the end of the applicable time period.	$1234	$2194	$3095	$5489
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy.	$514	$1564	$2645	$5489

For information concerning compensation paid for the sale of the policies, see “Distributor of the Policies.”

(1)	During the income phase the fees may be different than those described in the Fee Table. See Section 5, Expenses.

(2)	The surrender charge, if any is imposed, applies to each policy, regardless of how policy value is allocated among the separate account and the fixed account. The surrender charge decreases based on the number of years since the premium payment was made.

2

If you select the Life with Emergency CashSM annuity payment option, you will be subject to a surrender charge after the annuity commencement date. See Section 5, Expenses.

(3)	The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the separate account and the fixed account. There is no fee for the first 12 transfers per year. For additional transfers, Transamerica may charge a fee of $10 per transfer.

(4)	The service charge applies to the fixed account and the separate account, and is assessed on a pro rata basis relative to each account’s policy value as a percentage of the policy’s total policy value. The annual service charge is deducted on each policy anniversary and at the time of full surrender. We may waive the service charge in certain instances.

(5)	The mortality and expense risk fee shown (1.15%) is for the accumulation phase with the “Return of Premium Death Benefit.”

(6)	The fee for the “Double Enhanced Death Benefit” (0.50%) is in addition to the mortality and expense risk and administrative fee.

(7)	The fee for the “Annual Step-Up Death Benefit” (0.20%) is in addition to the mortality and expense risk and administrative fee.

(8)	The Double Enhanced Death Benefit fee is included herein.

(9)	The annual Additional Death Distribution fee is 0.25% of the policy value and is deducted only during the accumulation phase.

(10)	The annual Additional Death Distribution+ fee is 0.55% of the policy value and is deducted only during accumulation phase.

(11)	The fee is a percentage of the total withdrawal base.

(12)	The fee table information relating to the underlying fund portfolios is for the year ending December 31, 2005 (unless otherwise noted) and was provided to Transamerica by the underlying fund portfolios, their investment advisors or managers, and Transamerica has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table.

(13)	The Example does not reflect premium tax charges or transfer fees. Different fees and expense not reflected in the Example may be assessed during the income phase of the policy.

Please remember that the Example is an illustration and does not represent past or future expenses. Your actual expenses may be lower or higher than those reflected in the Example. Similarly, your rate of return may be more or less than the 5% assumed in the Example.

3

5 For Life Benefit

This benefit is intended to provide a level of cash withdrawals regardless of the performance of the variable investment options you select. If you elect this benefit, we will provide a maximum annual withdrawal amount regardless of your policy value (your ability to change the frequency or amount of your withdrawal ceases if your policy value reaches zero). Under this benefit, you can withdraw up to 5% of the total withdrawal base each calendar year starting with the calendar year immediately following the annuitant’s 59th birthday until the annuitant’s death (unless your minimum remaining withdrawal amount is reduced to zero because of “excess withdrawals” - see Adjusted Partial Withdrawals, below). All withdrawals before age 59 are excess withdrawals, and a penalty tax may be assessed on amounts surrendered from the policy before the annuitant reaches age 59 1/2.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 55 years old. Further assume that you do not make any additional withdrawals or premium payments, but that after five years your policy value has declined to $70,000 solely because of negative investment performance. You could still withdraw up to $5,000 each calendar year for the rest of your life (assuming that you do not withdraw more than $5,000 in any one year).

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. Please note, the amount of your gross partial withdrawal may impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount and such impact may be on a greater than dollar-for-dollar basis. (See Total Withdrawal Base, Minimum Remaining Withdrawal Amount, and Adjusted Partial Withdrawals, below.) The gross partial withdrawal amount is the amount you request, plus any applicable surrender charge and excess interest adjustment that may be applicable.

Withdrawals under this benefit also:

•	reduce your policy value;

•	reduce your death benefit and other benefits;

•	may be subject to surrender charges and excess interest adjustments;

•	may be subject to income taxes and federal tax penalties; and

•	may be limited or restricted under certain qualified policies.

Rider Issue Requirements. The Company will not issue the 5 For Life Rider unless:

•	the annuitant is age 90 or younger;

•	the annuitant is also an owner (except in the case of non-natural owners);

•	there are no more than two owners.

Maximum Annual Withdrawal Amount. You can withdraw up to the maximum annual withdrawal amount in any calendar year without causing an excess withdrawal. (See Adjusted Partial Withdrawals as described below.)

The maximum annual withdrawal amount is zero if the annuitant is not 59 years old on the rider date (i.e., the date the rider is added to the policy). The maximum annual withdrawal amount remains zero until the first day of the calendar year after the annuitant’s 59th birthday. The maximum annual withdrawal amount for that calendar year and each subsequent calendar year is equal to 5% of the total withdrawal base.

If the annuitant is at least 59 years old on the rider date, the maximum annual withdrawal amount in the calendar year the rider is elected is equal to 5% of the total withdrawal base prorated based on the number of days from the rider date

4

to the end of the calendar year. Thereafter, the maximum annual withdrawal amount for each calendar year is equal to 5% of the total withdrawal base.

For qualified policies:

If the annuitant is at least 70 1/2 years old, the maximum annual withdrawal amount for that calendar year (and each subsequent calendar year) is equal to the greater of:

•	the maximum annual withdrawal amount described above; or

•	an amount equal to a minimum required distribution amount calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, and (4) amounts from the current calendar year (no carry-over from past years). An amount not calculated as set forth above cannot be used as the maximum annual withdrawal amount.

You can take withdrawals under this rider regardless of your policy value; however, once your policy value reaches zero, you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to continue withdrawals under this rider after your policy value reaches zero, you must select the frequency of future withdrawals. Once selected, the amount and frequency of future withdrawals after your policy value reaches zero cannot be changed.

Please note:

•	The maximum annual withdrawal amount described above is based on calendar years, not rider or policy years.

•	If the rider is added prior to the annuitant’s 59th birthday, the maximum annual withdrawal amount will be zero until the beginning of the calendar year (January 1st) after the annuitant’s 59th birthday, however, you will still be charged a rider fee prior to this time.

•	Excess withdrawals may cause you to lose the benefit of the rider.

•	All policy value must be allocated to a limited number of funds.

Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value (less any premium enhancement). After the rider date, the total withdrawal base is equal to the total withdrawal base on the rider date, plus subsequent premium payments, less subsequent adjusted partial withdrawals.

Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount represents the total amount of guaranteed withdrawals still available under the rider. The minimum remaining withdrawal amount on the rider date is the policy value (less any premium enhancement if the rider is added in the first policy year). After the rider date, the minimum remaining withdrawal amount is equal to:

•	the minimum remaining withdrawal amount on the rider date; plus

•	subsequent premium payments; less

•	subsequent adjusted partial withdrawals (as described below).

Adjusted Partial Withdrawals. Each rider year, gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount on a dollar-for-dollar basis, but will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount (“excess withdrawals”) will reduce the total withdrawal base and minimum remaining withdrawal amount by the greater of the dollar amount of

5

the excess withdrawal or a pro rata amount (possibly to zero). See the SAI for examples showing the effect of hypothetical withdrawals in more detail. Excess withdrawals may eliminate the guarantee offered by this rider.

Please note:

•	Since the total withdrawal base is equal to the policy value on the rider date, the maximum annual withdrawal amount may decrease if the policy value decreases prior to the rider date.

•	Upon the death of the annuitant, the 5 for Life rider terminates and no additional guaranteed withdrawals exist.

5 For Life Rider Fee. A rider fee, 0.60% of the total withdrawal base on each rider anniversary, is charged annually prior to annuitization. We will also deduct the rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment option. Generally, the rider fee is deducted regardless of your values (i.e., even if your policy value exceeds your total withdrawal base.)

Designated Investment Options. If you elect the 5 For Life rider, you must allocate 100% of your policy value to one or more of the following “designated funds:”

Asset Allocation – Conservative Portfolio – Service Class

Asset Allocation – Moderate Portfolio – Service Class

Asset Allocation – Moderate Growth Portfolio – Service Class

International Moderate Growth Fund – Service Class

Transamerica Balanced – Service Class

Transamerica Money Market – Service Class

Fixed Account

If you elect this rider, you may transfer amounts among the designated funds; however, you cannot transfer any amount to any other subaccount. After the third rider anniversary, you can terminate this rider. Terminating the rider will result in losing all your benefits under this rider. Starting the next business day, you may transfer to a non-designated fund.

Upgrades. You can upgrade the total withdrawal base to the policy value after the third rider anniversary by sending us written notice (we reserve the right to limit your upgrade election to a 30-day period following a rider anniversary). At this time the minimum remaining withdrawal amount and maximum annual withdrawal amount will be recalculated. If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date and its own rider fee percentage (which may be higher than your current rider fee percentage). The new rider date will be the date the Company receives all necessary information.

Death Benefit. If you elect the 5 For Life benefit, upon the death of the annuitant we will add an additional amount to the death benefit payable. The additional amount will be equal to the excess, if any, of the minimum remaining withdrawal amount over the base policy death benefit.

Please note: If an owner who is not the annuitant dies and the surviving spouse continues the policy, no additional amount is payable. If the policy is not continued, the surviving owner (who is also the sole beneficiary) may elect to receive life time income payments equal to the maximum annual withdrawal amount divided by the number of payments each year instead of receiving the cash value.

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Termination. The 5 For Life rider will terminate upon the earliest of the following:

•	the date we receive written notice from you requesting termination of the 5 For Life rider (you may not terminate the rider before the third rider anniversary);

•	the annuitant’s death;

•	annuitization; or

•	termination of your policy.

This supplement summarizes the 5 For Life rider. The application and operation of the 5 For Life rider are governed by the terms and conditions of the rider itself. The 5 For Life rider may vary for certain optional features, certain policies and may not be available for all policies.

7

TRANSAMERICA LANDMARK VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated May 1, 2006

to the

Prospectus dated May 1, 2006

5 FOR LIFE WITH GROWTH RIDER

You may elect to purchase the optional 5 for Life with Growth rider which provides you with a guaranteed minimum withdrawal benefit. This rider is available during the accumulation phase but it will not be issued if the annuitant is younger than 55 or older than 80. The maximum issue age may be lower if required by state law.

The 5 for Life with Growth rider may vary for certain policies and may not be available for all policies. Please contact Transamerica at (800) 525-6205 for additional information regarding the availability of the 5 for Life with Growth rider.

In addition, the tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the 5 for Life with Growth rider for a qualified policy.

This supplement hereby amends, and to the extent inconsistent replaces, the prospectus disclosure.

ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES(1)

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment choices. State premium taxes may also be deducted, and excess interest adjustments may be made to amounts surrendered or applied to annuity payment options from cash value from the fixed account.

Policy Owner Transaction Expenses:
Sales Load On Purchase Payments	0%
Maximum Surrender Charge (as a % of premium payments surrendered)(2)	8%
Transfer Fee(3)	$0 -$10

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica Landmark Variable Annuity dated May 1, 2006

Annual Service Charge(4)	$0 - $35 Per Policy
Separate Account Annual Expenses (as a percentage of average account value):
Base Separate Account Expenses:
Mortality and Expense Risk Fee(5)	1.15%
Administrative Charge	0.15%
Total Base Separate Account Annual Expenses	1.30%
Optional Separate Account Expenses:
Double Enhanced Death Benefit(6)	0.50%
Annual Step-Up Death Benefit(7)	0.20%
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses(8)	1.80%
Optional Rider Fees:
Additional Death Distribution(9)	0.25%
Additional Death Distribution+(10)	0.55%
5 for Life with Growth Rider (with additional death benefit)(11)	0.85%
5 for Life with Growth Rider (without additional death benefit)(11)	0.60%

The next item shows the lowest and highest total operating expenses charged by the portfolio companies for the year ended December 31, 2005 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

	Minimum	Maximum
Total Portfolio Annual Operating Expenses(12):
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses.	0.65%	1.42%

This Example is intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include policy owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.

The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the highest fees and expenses of any of the portfolios for the year ended December 31, 2005, and the highest combination of separate account expenses and optional rider fees (including any riders offered by supplement). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example(13)	1 Year	3 Years	5 Years	10 Years
If the policy is surrendered at the end of the applicable time period.	$1234	$2194	$3095	$5489
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy.	$514	$1564	$2645	$5489

For information concerning compensation paid for the sale of the policies, see “Distributor of the Policies.”

(1)	During the income phase the fees may be different than those described in the Fee Table. See Section 5, Expenses.

(2)	The surrender charge, if any is imposed, applies to each policy, regardless of how policy value is allocated among the separate account and the fixed account. The surrender charge decreases based on the number of years since the premium payment was made.

2

If you select the Life with Emergency CashSM annuity payment option, you will be subject to a surrender charge after the annuity commencement date. See Section 5, Expenses.

(3)	The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the separate account and the fixed account. There is no fee for the first 12 transfers per year. For additional transfers, Transamerica may charge a fee of $10 per transfer.

(4)	The service charge applies to the fixed account and the separate account, and is assessed on a pro rata basis relative to each account’s policy value as a percentage of the policy’s total policy value. The annual service charge is deducted on each policy anniversary and at the time of full surrender. We may waive the service charge in certain instances.

(5)	The mortality and expense risk fee shown (1.15%) is for the accumulation phase with the “Return of Premium Death Benefit.”

(6)	The fee for the “Double Enhanced Death Benefit” (0.50%) is in addition to the mortality and expense risk and administrative fee.

(7)	The fee for the “Annual Step-Up Death Benefit” (0.20%) is in addition to the mortality and expense risk and administrative fee.

(8)	The Double Enhanced Death Benefit fee is included herein.

(9)	The annual Additional Death Distribution fee is 0.25% of the policy value and is deducted only during the accumulation phase.

(10)	The annual Additional Death Distribution+ fee is 0.55% of the policy value and is deducted only during accumulation phase.

(11)	The fee is a percentage of the total withdrawal base.

(12)	The fee table information relating to the underlying fund portfolios is for the year ending December 31, 2005 (unless otherwise noted) and was provided to Transamerica by the underlying fund portfolios, their investment advisors or managers, and Transamerica has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table.

(13)	The Example does not reflect premium tax charges or transfer fees. Different fees and expense not reflected in the Example may be assessed during the income phase of the policy.

Please remember that the Example is an illustration and does not represent past or future expenses. Your actual expenses may be lower or higher than those reflected in the Example. Similarly, your rate of return may be more or less than the 5% assumed in the Example.

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5 for Life with Growth Benefit

This benefit is intended to provide an accumulating withdrawal base during the growth period, thereafter a stable withdrawal base and a level of cash withdrawals regardless of the performance of the variable investment options you select. If you elect this benefit, we will provide a maximum annual withdrawal amount regardless of your policy value while the annuitant is living (your ability to change the frequency or amount of your withdrawal ceases if your policy value reaches zero). Under this benefit, you can withdraw up to 5% of the total withdrawal base each calendar year that the annuitant is living (unless your total withdrawal base is reduced to zero because of “excess withdrawals”; see “Total Withdrawal Base” and “Total Withdrawal Base Adjustments,” below).

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 61 years old. Further assume that you do not make any additional withdrawals or premium payments, but that after five years your policy value has declined to $70,000 solely because of negative investment performance. At that time, you could still withdraw up to $6,381each calendar year for the rest of your life (assuming that you do not withdraw more than $6,381 in any one year).

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. Please note, a partial withdrawal may impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount, and such impact may be on a greater than dollar-for-dollar basis.

Like all withdrawals, withdrawals under this benefit also:

•	reduce your policy value;

•	reduce your base policy death benefit and other benefits;

•	may be subject to surrender charges and excess interest adjustments;

•	may be subject to income taxes and federal tax penalties; and

•	may be limited or restricted under certain qualified policies.

Rider Issue Requirements. The Company will not issue the 5 for Life with Growth rider unless:

•	the annuitant is at least 55 and not yet age 81;

•	the annuitant is also an owner (except in the case of non-natural owners); and

•	there are no more than two owners.

Maximum Annual Withdrawal Amount. You can withdraw up to the maximum annual withdrawal amount in any calendar year without causing an excess withdrawal. See “Total Withdrawal Base Adjustments” and “Minimum Remaining Withdrawal Adjustments,” below.

•	The maximum annual withdrawal amount is zero if the annuitant is not 59 years old on the rider date (i.e., the date the rider is added to the policy). The maximum annual withdrawal amount remains zero until the first day of the calendar year after the annuitant’s 59th birthday. The maximum annual withdrawal amount for that calendar year and each subsequent calendar year is equal to 5% of the total withdrawal base.

•	If the annuitant is at least 59 years old on the rider date, the maximum annual withdrawal amount in the calendar year the rider is elected is equal to 5% of the total withdrawal base prorated based on the number of days from the rider date to the end of the calendar year. Thereafter, the maximum annual withdrawal amount for each calendar year is equal to 5% of the total withdrawal base.

4

For qualified policies:

If the annuitant is at least 70 1/2 years old, the maximum annual withdrawal amount for that calendar year (and each subsequent calendar year) is equal to the greater of:

•	the maximum annual withdrawal amount described above; or

•	an amount equal to a minimum required distribution amount calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (including the present value of any additional benefits provided under the policy to the extent required to be taken into account under IRS guidance) and (4) amounts from the current calendar year (no carry-over from past years). An amount not calculated as set forth above cannot be used as the maximum annual withdrawal amount.

You can take withdrawals under this rider regardless of your policy value; however, once your policy value reaches zero you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to continue withdrawals guaranteed by this rider after your policy value reaches zero, you must select the frequency of future withdrawals. Once selected, the amount and frequency of future withdrawals after your policy value reaches zero cannot be changed.

Please note:

•	The maximum annual withdrawal amount described above is bases on calendar years, not rider or policy years.

•	If the rider is added prior to the annuitant’s 59th birthday, the maximum annual withdrawal amount will be zero until the beginning of the calendar year (January 1st) after the annuitant’s 59th birthday, however, you will still be charged a rider fee prior to this time.

•	Excess withdrawals may cause you to lose the benefit of the rider.

•	All policy value must be allocated to a limited number of funds.

Growth Period. The growth period begins on the rider date and ends at the earlier of the first withdrawal or the tenth rider anniversary.

Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value (less any premium enhancement, if the rider is added in the first policy year).

The total withdrawal base during the growth period is equal to:

•	the total withdrawal base on the rider date; plus

•	premiums added during the growth period;

•	accumulated at an annual effective rate of 5% (the accumulation stops at the end of the growth period).

The total withdrawal base after the growth period is equal to:

•	the total withdrawal base at the end of the growth period; plus

•	any premiums added after the growth period; less

•	any adjustments for withdrawals (as described under “Total Withdrawal Base Adjustments” below) including the withdrawal, if any, which ended the growth period.

Note carefully: The growth (or accumulation) at 5% applies only to the total withdrawal base, and the growth rate has no effect on the policy value.

Total Withdrawal Base Adjustments. Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount (“excess withdrawals”) will reduce the total withdrawal base by the greater of the dollar amount of the excess withdrawal or a pro rata amount (possibly to zero). See the SAI for examples showing the effect of hypothetical withdrawals in more detail. Excess withdrawals may eliminate the guarantee offered by this rider.

5

Please note:

•	Since the total withdrawal base is equal to the policy value on the rider date, the maximum annual withdrawal amount may decrease if the policy value decreases prior to the rider date.

•	Upon the death of the annuitant, the 5 for Life with Growth rider terminates and no additional guaranteed withdrawals exist.

Additional Death Benefit available with the 5 for Life with Growth Benefit

If you elect the 5 for Life with Growth benefit, you can also elect for us to add an additional amount to the death benefit payable under the base policy, upon the death of the annuitant. The additional amount will be equal to the excess, if any, of the minimum remaining withdrawal amount over the base policy death benefit.

Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount on the rider date is the policy value (less any premium enhancement if the rider is added in the first policy year). After the rider date, the minimum remaining withdrawal amount is equal to:

•	the minimum remaining withdrawal amount on the rider date; plus

•	subsequent premium payments; less

•	adjustments for withdrawals (as described under “Minimum Remaining Withdrawal Amount Adjustments,” below).

Minimum Remaining Withdrawal Amount Adjustments. Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount on a dollar-for-dollar basis. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the greater of the dollar amount of the excess withdrawal or a pro rata amount (possibly to zero). See the SAI for examples showing the effect of hypothetical withdrawals in more detail. Excess withdrawals may eliminate the additional death benefit available with the 5 for Life with Growth rider.

Please note:

•	If an owner who is not the annuitant dies and the surviving spouse continues the policy, no additional amount is payable. If the policy is not continued, the surviving owner (who is also the sole beneficiary) may elect to receive life time income payments equal to the maximum annual withdrawal amount divided by the number of payments each year instead of receiving the cash value.

•	The minimum remaining withdrawal amount does not accumulate, and the growth benefit has no effect on policy value.

5 for Life with Growth Rider Fee. A rider fee, 0.60% of the total withdrawal base on each rider anniversary if you do not elect the additional death benefit and 0.85% of the total withdrawal base on each rider anniversary if you do elect the additional death benefit, is charged annually prior to annuitization. We will also deduct the rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment option. Generally, the rider fee is deducted regardless of your values (i.e., even if your policy value exceeds your total withdrawal base).

6

Designated Investment Options. If you elect the 5 for Life with Growth rider, you must allocate 100% of your policy value to one or more of the following “designated funds:”

Asset Allocation – Conservative Portfolio – Service Class

Asset Allocation – Moderate Portfolio – Service Class

Asset Allocation – Moderate Growth Portfolio – Service Class

International Moderate Growth Fund – Service Class

Transamerica Balanced – Service Class

Transamerica Money Market – Service Class

Fixed Account

If you elect this rider, you may transfer amounts among the designated funds; however, you cannot transfer any amount to any other subaccount. After the third rider anniversary, you can terminate this rider. Terminating the rider will result in losing all your benefits under this rider. Starting the next business day, you may transfer to a non-designated fund.

Upgrades. You can upgrade the total withdrawal base to the policy value after the third rider anniversary by sending us written notice (we reserve the right to limit your upgrade election to a 30-day period following a rider anniversary after the 4th rider anniversary). At this time the minimum remaining withdrawal amount and maximum annual withdrawal amount will be recalculated. If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date and its own rider fee percentage (which may be higher than your current rider fee percentage) and growth rate. The new rider date will be the date the Company receives all necessary information.

Termination. The 5 for Life with Growth rider will terminate upon the earliest of the following:

•	the date we receive written notice from you requesting termination of the 5 for Life with Growth rider (you may not terminate the rider before the third rider anniversary);

•	the annuitant’s death;

•	annuitization; or

•	termination of your policy.

This supplement summarizes the 5 for Life with Growth rider. The application and operation of the 5 for Life with Growth rider are governed by the terms and conditions of the rider itself. The 5 for Life with Growth rider may vary for certain policies and may not be available for all policies.

7

TRANSAMERICA LANDMARK VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated May 1, 2006

to the

Prospectus dated May 1, 2006

INCOME SELECT FOR LIFE

You may elect to purchase the optional Income Select for Life rider which provides you with a guaranteed minimum withdrawal benefit if you invest in certain designated funds. This rider is available during the accumulation phase but it will not be issued if the annuitant is younger than 55 or older than 80. The maximum issue age may be lower if required by state law.

The Income Select for Life rider may vary for certain policies and may not be available for all policies. Please contact Transamerica at (800) 525-6205 for additional information regarding the availability of the Income Select for Life rider.

In addition, the tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Income Select for Life rider for a qualified policy.

This supplement hereby amends, and to the extent inconsistent replaces, the prospectus disclosure.

ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES(1)

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment choices. State premium taxes may also be deducted and excess interest adjustments may be made to amounts surrendered or applied to annuity payment options from cash value from the fixed account.

Policy Owner Transaction Expenses:
Sales Load On Purchase Payments	0%
Maximum Surrender Charge (as a % of premium payments surrendered)(2)	8%
Transfer Fee(3)	$0 -$10

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica Landmark Variable Annuity dated May 1, 2006

Annual Service Charge(4)	$0 - $35 Per Policy
Separate Account Annual Expenses (as a percentage of average account value):
Base Separate Account Expenses:
Mortality and Expense Risk Fee(5)	1.15%
Administrative Charge	0.15%
Total Base Separate Account Annual Expenses	1.30%
Optional Separate Account Expenses:
Double Enhanced Death Benefit(6)	0.50%
Annual Step-Up Death Benefit(7)	0.20%
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses(8)	1.80%
Optional Rider Fees:
Additional Death Distribution(9)	0.25%
Additional Death Distribution+(10)	0.55%
Single Life Option	Joint Life Option
Income Select for Life Rider – base benefit(11)	0.40%	0.60%
Additional Benefits available with the Income Select for Life Rider
Growth(12)	0.25%	0.50%
Death(12)	0.25%	0.20%
Income Enhancement(12)	0.10%	0.20%
Total Income Select for Life Rider Fees with Highest Combination of Benefits	1.00%	1.50%

The next item shows the lowest and highest total operating expenses charged by the portfolio companies for the year ended December 31, 2005 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

Total Portfolio Annual Operating Expenses(13):	Minimum	Maximum
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses.	0.65%	1.42%

The following Example is intended to help you compare the costs of investing in the policy with the cost of investing in other variable annuity policies. These costs include policy owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.

The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the highest fees and expenses of any of the portfolios for the year ended December 31, 2005, and the highest combination of separate account expenses and optional rider fees (including any riders offered by supplement). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example(14)	1 Year	3 Years	5 Years	10 Years
If the policy is surrendered at the end of the applicable time period.	$1234	$2194	$3095	$5489
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy.	$514	$1564	$2645	$5489

For information concerning compensation paid for the sale of the policies, see “Distributor of the Policies.”

(1)	During the income phase the fees may be different than those described in the Fee Table. See Section 5, Expenses.

2

(2)	The surrender charge, if any is imposed, applies to each policy, regardless of how policy value is allocated among the separate account and the fixed account. The surrender charge decreases based on the number of years since the premium payment was made.

If you select the Life with Emergency CashSM annuity payment option, you will be subject to a surrender charge after the annuity commencement date. See Section 5, Expenses.

(3)	The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the separate account and the fixed account. There is no fee for the first 12 transfers per year. For additional transfers, Transamerica may charge a fee of $10 per transfer.

(4)	The service charge applies to the fixed account and the separate account, and is assessed on a pro rata basis relative to each account’s policy value as a percentage of the policy’s total policy value. The annual service charge is deducted on each policy anniversary and at the time of full surrender. We may waive the service charge in certain instances.

(5)	The mortality and expense risk fee shown (1.15%) is for the accumulation phase with the “Return of Premium Death Benefit.”

(6)	The fee for the “Double Enhanced Death Benefit” (0.50%) is in addition to the mortality and expense risk and administrative fee.

(7)	The fee for the “Annual Step-Up Death Benefit” (0.20%) is in addition to the mortality and expense risk and administrative fee.

(8)	The Double Enhanced Death Benefit fee is included herein.

(9)	The annual Additional Death Distribution fee is 0.25% of the policy value and is deducted only during the accumulation phase.

(10)	The annual Additional Death Distribution+ fee is 0.55% of the policy value and is deducted only during accumulation phase.

(11)	The fee is a percentage of the total withdrawal base.

(12)	This fee is a percentage of the total withdrawal base and is in addition to the Income Select for Life Rider fee.

(13)	The fee table information relating to the underlying fund portfolios is for the year ending December 31, 2005 (unless otherwise noted) and was provided to Transamerica by the underlying fund portfolios, their investment advisors or managers, and Transamerica has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table.

(14)	The Example does not reflect premium tax charges or transfer fees. Different fees and expense not reflected in the Example may be assessed during the income phase of the policy.

3

Please remember that the Example is an illustration and does not represent past or future expenses. Your actual expenses may be lower or higher than those reflected in the Example. Similarly, your rate of return may be more or less than the 5% assumed in the Example.

Income Select for Life – Base Benefit

This benefit is intended to provide a level of cash withdrawals regardless of the performance of the designated investment options you select. If you elect this benefit, we will provide a maximum annual withdrawal amount regardless of your policy value (your ability to change the frequency or amount of your withdrawal ceases if your policy value reaches zero). Under this benefit, you can withdraw up to the maximum annual withdrawal amount each calendar year starting with the calendar year immediately following the annuitant’s 59th birthday until the annuitant’s (or the annuitant’s surviving spouse if the joint life option is elected) death (unless your minimum remaining withdrawal amount is reduced to zero because of “excess withdrawals”; see Total Withdrawal Base Adjustments, and Additional Payment Option – Minimum Remaining Withdrawal Amount, below). All withdrawals before age 59 are excess withdrawals, and a penalty tax may be assessed on amounts surrendered from the policy before the annuitant (or the annuitant’s surviving spouse if the joint life option is elected) reaches age 59 1/2.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 55 years old. Further assume that you do not make any additional withdrawals or premium payments, but that after five years your policy value has declined to $70,000 solely because of negative investment performance. You could still withdraw up to $4,500 each calendar year for the rest of your life (assuming that you take your first withdrawal when you are age 60 - 64, and that you do not withdraw more than the maximum annual withdrawal amount in any one year.)

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. Please note, the amount of your gross partial withdrawal may impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount and such impact may be on a greater than dollar-for-dollar basis.

Like all withdrawals, withdrawals under this benefit also:

•	reduce your policy value;

•	reduce your base policy death benefit and other benefits;

•	may be subject to surrender charges and excess interest adjustments;

•	may be subject to income taxes and federal tax penalties; and

•	may be limited or restricted under certain qualified policies.

Maximum Annual Withdrawal Amount. You can withdraw up to the maximum annual withdrawal amount in any calendar year without causing an excess withdrawal. See Total Withdrawal Base Adjustments and Minimum Remaining Withdrawal Adjustments below.

The maximum annual withdrawal amount is zero if the annuitant is not 59 years old on the rider date (i.e., the date the rider is added to the policy). The maximum annual withdrawal amount remains zero until the first day of the calendar year after the annuitant’s 59th birthday. The maximum annual withdrawal amount for that calendar year and each subsequent calendar year is equal to the income benefit percentage (see below) of the total withdrawal base.

4

If the annuitant is at least 59 years old on the rider date, the maximum annual withdrawal amount in the calendar year the rider is elected is equal to the income benefit percentage of the total withdrawal base prorated based on the number of days from the rider date to the end of the calendar year. Thereafter, the maximum annual withdrawal amount for each calendar year is equal to the income benefit percentage of the total withdrawal base.

For qualified policies:

If the annuitant is at least 70 1/2 years old, the maximum annual withdrawal amount for that calendar year (and each subsequent calendar year) is equal to the greater of:

•	the maximum annual withdrawal amount described above; or

•	an amount equal to a minimum required distribution amount calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (including the present value of any additional benefits provided under the policy to the extent required to be taken into account under IRS guidance) and (4) amounts from the current calendar year (no carry-over from past years). An amount not calculated as set forth above cannot be used as the maximum annual withdrawal amount.

You can take withdrawals under this rider regardless of your policy value; however, once your policy value reaches zero, you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to continue withdrawals guaranteed by this rider after your policy value reaches zero, you must select the frequency of future withdrawals. Once selected, the amount and frequency of future withdrawals after your policy value reaches zero cannot be changed.

Please note:

•	The maximum annual withdrawal amount described above is based on calendar years, not rider or policy years.

•	If the rider is added prior to the annuitant’s 59th birthday, the maximum annual withdrawal amount will be zero until the beginning of the calendar year (January 1st) after the annuitant’s 59th birthday, however, you will still be charged a rider fee prior to this time.

•	Excess withdrawals may cause you to lose the benefit of the rider.

•	All policy value must be allocated to a limited number of funds.

Income Benefit Percentage. The income benefit percentage is determined by the annuitant’s age at the time of the first withdrawal taken on or after January 1st following the annuitant’s 59th birthday (if the joint life option is elected, the income benefit percentage is governed by the younger of the annuitant or the annuitant’s spouse). The income benefit percentage is as follows:

5

Age at time of first withdrawal	Income Benefit Percentage
59-64	4.5%
65-69	5.0%
70-74	5.5%
75-79	6.0%
80-84	6.5%
85-89	7.0%
90-94	7.5%
> 95	8.0%

Please note that once established at the time of the first withdrawal on or after the January 1st following the 59th birthday of the annuitant (or if the joint life option is elected, the younger of the annuitant or the annuitant’s spouse), the income benefit percentage will not increase even though the annuitant’s age increases.

Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value (less any premium enhancement, if the rider is added in the first policy year). After the rider date, the total withdrawal base is equal to the total withdrawal base on the rider date, plus subsequent premium payments, less subsequent Total Withdrawal Base Adjustments.

Total Withdrawal Base Adjustments. Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount (“excess withdrawals”) will reduce the total withdrawal base by the greater of the dollar amount of the excess withdrawal or a pro rata amount (possibly to zero). See the SAI for examples showing the effect of hypothetical withdrawals in more detail. Excess withdrawals may eliminate any guarantee offered by this rider.

Please note:

•	Since the total withdrawal base is generally equal to the policy value on the rider date, the maximum annual withdrawal amount may decrease if the policy value decreases prior to the rider date.

•	Upon the death of the annuitant, the Income Select for Life rider terminates and no additional guaranteed withdrawals exist.

Designated Investment Options. If you elect the Income Select for Life benefit, you must allocate 100% of your policy value to one or more of the following “designated funds:”

Asset Allocation – Conservative Portfolio – Service Class

Asset Allocation – Moderate Portfolio – Service Class

Asset Allocation – Moderate Growth Portfolio – Service Class

International Moderate Growth Fund – Service Class

Transamerica Balanced – Service Class

Transamerica Money Market – Service Class

Fixed Account

6

If you elect this rider, you may transfer amounts among the designated funds; however, you cannot transfer any amount to any other subaccount. After the third rider anniversary, you can terminate this rider. Terminating the rider will result in losing all your benefits under this rider. Starting the next business day you may transfer to a non-designated fund.

Upgrades. You can upgrade the total withdrawal base to the policy value after the first rider anniversary by sending us written notice (we reserve the right to limit your upgrade election to a 30-day period following a rider anniversary after the 4th rider anniversary). At this time the minimum remaining withdrawal amount and maximum annual withdrawal amount will be recalculated. If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date and its own rider fee percentage (which may be higher than your current rider fee percentage) and growth rate, if any. The new rider date will be the date the Company receives all necessary information.

Income Select for Life – Additional Options

There are four options you may elect with the Income Select for Life rider. The options are:

•	Growth;

•	Additional Death Payment;

•	Joint Life; and

•	Income Enhancement.

1. Growth Option. If you elect the Income Select for Life rider, you can also elect an accumulating total withdrawal base during the growth period.

Growth Period. The growth period begins on the rider date and ends at the earlier of the first withdrawal or the tenth rider anniversary.

Total Withdrawal Base. The total withdrawal base during the growth period is equal to:

•	the total withdrawal base on the rider date; plus

•	premiums added during the growth period;

•	accumulated at an annual effective rate of 5% (the accumulation stops at the end of the growth period).

The total withdrawal base after the growth period is equal to:

•	the total withdrawal base at the end of the growth period; plus

•	any premiums added after the growth period; less

•	any adjustments for withdrawals (as described under “Total Withdrawal Base Adjustments” above) including the withdrawal, if any, which ended the growth period.

Please note:

•	Taking a withdrawal stops the growth. Therefore, please consider your need to make withdrawals when deciding whether to add the growth option.

•	The minimum remaining withdrawal amount does not accumulate and election of the growth option has no effect on the policy value.

2. Additional Death Payment Option. If you elect the Income Select for Life rider, you can also elect to add an additional amount to the death benefit payable under the base policy, upon the death of the annuitant. The additional amount will be equal to the excess, if any, of the minimum remaining withdrawal amount over the base policy death benefit.

7

Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount on the rider date is the policy value (less any premium enhancement if the rider is added in the first policy year). After the rider date, the minimum remaining withdrawal amount is equal to:

•	the minimum remaining withdrawal amount on the rider date; plus

•	subsequent premium payments; less

•	adjustments for withdrawals (as described under “Minimum Remaining Withdrawal Amount Adjustments” below).

Minimum Remaining Withdrawal Amount Adjustments. Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount on a dollar-for-dollar basis. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the greater of the dollar amount of the excess withdrawal or a pro rata amount (possibly to zero). See the SAI for examples showing the effect of hypothetical withdrawals in more detail. Excess withdrawals may eliminate the additional death benefit available with the Income Select for Life rider.

Please note: If an owner who is not the annuitant dies and the surviving spouse continues the policy, no additional amount is payable. If the policy is not continued, the surviving owner (who is also the sole beneficiary) may elect to receive life time income payments equal to the maximum annual withdrawal amount divided by the number of payments each year instead of receiving the policy’s cash value.

3. Joint Life Option. If you elect the Income Select for Life rider, you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death. This allows the maximum annual withdrawal amount to be withdrawn until the death of the later of the annuitant or annuitant’s spouse (if the annuitant’s spouse continues the policy).

Please note: If at the time of the annuitant’s death the spouse cannot continue to keep the policy in force under the tax code, then the rider will terminate and no additional withdrawals under the rider are permitted.

4. Income Enhancement Option. If you elect the Income Select for Life rider, you can also elect to have your income benefit percentage double if either the annuitant or the annuitant’s spouse (if the joint life option is elected) is confined, due to a medical necessity, in a hospital or nursing facility and has been so confined for the elimination period (180 days within the last 365 days) benefits from this option are available provided the rider has been in effect for 12 months. The elimination period and waiting period can, but do not need to, run consecutively.

Please note:

•	You cannot elect the Income Enhancement Option if you are already confined in a hospital or nursing facility.

•	During the first year of qualification, the additional benefit provided by this option will be prorated based on the number of days remaining until January 1st of the next calendar year.

•	The increase to the income benefit percentage stops when the qualifying person or persons is/are no longer confined as described above.

•	This additional benefit provided by this option only applies to physical ailments and does not apply to cognitive ailments, like Alzheimer’s.

8

We will require confirmation of confinement while benefits are being received. Confirmation of confinement may be a physician’s statement, a statement from a hospital or nursing facility administrator, or any other information satisfactory to us. If confinement ceases, you may re-qualify by satisfying the waiting period and elimination period requirements.

Income Select for Life Rider and Additional Option Fees

A rider fee, 0.40% for single life and 0.60% for joint life of the total withdrawal base on each rider anniversary, is charged annually prior to annuitization for the base benefit. You will be charged an additional rider fee, which is also a percentage of the total withdrawal base on each rider anniversary, annually prior to annuitization for each additional option you elect with the rider. These additional benefit fees are in addition to the Income Select for Life rider fee. The additional fees are as follows:

Option	Single Life Option	Joint Life Option
Growth	0.25%	0.50%
Additional Death Payment	0.25%	0.20%
Income Enhancement	0.10%	0.20%

We will also deduct any rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment option.

Income Select for Life Rider Issue Requirements

The Company will not issue the Income Select for Life rider unless:

•	the annuitant is at least 55 and not yet age 81;

•	the annuitant is also an owner (except in the case of non-natural owners);

•	there are no more than two owners; and

•	if the joint life option is elected, the annuitant’s spouse is (1) a joint owner along with the annuitant or (2) the sole primary beneficiary (and there is no joint owner).

Termination

The Income Select for Life rider and any additional options will terminate upon the earliest of the following:

•	the date we receive written notice from you requesting termination of the Income Select for Life rider (you may not terminate the rider before the first rider anniversary);

•	the death of the annuitant (or if the joint life option was elected, the annuitant’s spouse if that spouse continued the policy as the surviving spouse);

•	annuitization; or

•	termination of your policy.

This supplement summarizes the Income Select for Life rider. The application and operation of the Income Select for Life rider are governed by the terms and conditions of the rider itself. The Income Select for Life rider and additional options may vary for certain policies and may not be available for all policies.

9

TRANSAMERICA LANDMARK VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement Dated May 1, 2006

to the

Prospectus dated May 1, 2006

FIXED ACCOUNT LIMITATIONS

Effective immediately, we will not accept any premium payment in excess of $5,000 for guaranteed period options of less than five years duration. We also will not accept any premium payment or transfer that would result in the aggregate policy value in all guaranteed period options of less than 5 years duration exceeding $5,000. Please note these limitations do not apply to the dollar cost averaging fixed account option.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica Landmark Variable Annuity dated May 1, 2006

TRANSAMERICA LANDMARK VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement Dated May 1, 2006

to the

Prospectus dated May 1, 2006

Some selling firms discourage their clients from purchasing certain optional benefits based solely on the client's age. You should work with your registered representative to decide whether an optional benefit is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica Landmark Variable Annuity dated May 1, 2006

TRANSAMERICA LANDMARK VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement Dated May 1, 2006

To The

Prospectus Dated May 1, 2006

An optional “Liquidity Rider” is available for the Transamerica Landmark Variable Annuity. You can elect this rider which reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase your policy. There is an extra charge for this rider. The rights and benefits under the Liquidity Rider are summarized below. A copy of the rider is available upon request from Transamerica Life Insurance Company.

All terms used that are not defined in this supplement shall have the same meanings as the same terms used in the prospectus.

The Liquidity Rider may not be available in all states at the date of this supplement. Please contact Transamerica at (800) 525-6205 for additional information regarding the availability of the Liquidity Rider in your state.

The following hereby amends, and to the extent inconsistent replaces, the corresponding Fee Table and Examples in the prospectus.

ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES(1)

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment choices. State premium taxes may also be deducted, and excess interest adjustments may be made to amounts surrendered or applied to annuity payment options from cash value from the fixed account.

Policy Owner Transaction Expenses:
Sales Load On Purchase Payments	0%
Maximum Surrender Charge (as a % of premium payments surrendered)(2)	8%
Transfer Fee(3)	$0 - $10

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica Landmark Variable Annuity dated May 1, 2006

Annual Service Charge(4)	$0 - $35 Per Policy
Separate Account Annual Expenses (as a percentage of average account value):
Base Separate Account Expenses:
Mortality and Expense Risk Fee(5)	1.15%
Administrative Charge	0.15%
Total Base Separate Account Annual Expenses	1.30%
Optional Separate Account Expenses:
Double Enhanced Death Benefit(6)	0.50%
Annual Step-Up Death Benefit(7)	0.20%
Liquidity Rider(8)	0.50%
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses(9)	2.30%
Optional Rider Fees:
Additional Death Distribution(10)	0.25%
Additional Death Distribution+(11)	0.55%

The next item shows the lowest and highest total operating expenses charged by the portfolio companies for the year ended December 31, 2005 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

	Minimum	Maximum
Total Portfolio Annual Operating Expenses(12):
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses.	0.65%	1.42%

This Example is intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include policy owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.

The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the highest fees and expenses of any of the portfolios for the year ended December 31, 2005, and the highest combination of separate account expenses and optional rider fees (including any riders offered by supplement). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example(13)	1 Year	3 Years	5 Years	10 Years
If the policy is surrendered at the end of the applicable time period.	$1283	$2336	$3273	$5629
If the policy is surrendered at the end of the applicable time period – with Liquidity Rider.	$1283	$2336	$2823	$5629
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy.	$563	$1706	$2823	$5629

For information concerning compensation paid for the sale of the policies, see “Distributor of the Policies.”

(1)	During the income phase the fees may be different than those described in the Fee Table. See Section 5, Expenses.

(2)	The surrender charge, if any is imposed, applies to each policy, regardless of how policy value is allocated among the separate account and the fixed account. The surrender charge decreases based on the number of years since the premium payment was made.

If you select the Life with Emergency CashSM annuity payment option, you will be subject to a surrender charge after the annuity commencement date. See Section 5, Expenses.

(3)	The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the separate account and the fixed account. There is no fee for the first 12 transfers per year. For additional transfers, Transamerica may charge a fee of $10 per transfer.

(4)	The service charge applies to the fixed account and the separate account, and is assessed on a pro rata basis relative to each account’s policy value as a percentage of the policy’s total policy value. The annual service charge is deducted on each policy anniversary and at the time of full surrender. We may waive the service charge in certain instances.

(5)	The mortality and expense risk fee shown (1.15%) is for the accumulation phase with the “Return of Premium Death Benefit.”

(6)	The fee for the “Double Enhanced Death Benefit” (0.50%) is in addition to the mortality and expense risk and administrative fee.

(7)	The fee for the “Annual Step-Up Death Benefit” (0.20%) is in addition to the mortality and expense risk and administrative fee.

(8)	The fee for the Liquidity Rider is in addition to the mortality and expense risk fee (1.15%). This fee is only charged for the first four policy years.

(9)	The Double Enhanced Death Benefit fee is included herein.

(10)	The annual Additional Death Distribution fee is 0.25% of the policy value and is deducted only during the accumulation phase.

(11)	The annual Additional Death Distribution+ fee is 0.55% of the policy value and is deducted only during accumulation phase.

(12)	The fee table information relating to the underlying fund portfolios is for the year ending December 31, 2005 (unless otherwise noted) and was provided to Transamerica by the underlying fund portfolios, their investment advisors or managers, and Transamerica has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table.

(13)	The Example does not reflect premium tax charges or transfer fees. Different fees and expense not reflected in the Example may be assessed during the income phase of the policy.

Please remember that the Example is an illustration and does not represent past or future expenses. Your actual expenses may be lower or higher than those reflected in the Example. Similarly, your rate of return may be more or less than the 5% assumed in the Example.

2

Liquidity Rider

The optional Liquidity Rider reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase the policy.

Surrender Schedule. The following schedule shows the surrender charges that apply if the Liquidity Rider is elected:

Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium surrendered)
0 – 1	8%
1 – 2	8%
2 – 3	7%
3 – 4	6%
more than 4	0%

Rider Fee. A rider fee equal to an effective annual rate of 0.50% of the daily net asset value in the separate account is deducted in calculating the accumulation unit values. The rider fee is only charged for the first four policy years. Please note we may credit interest in the fixed account at a lower rate if you select this rider.

Accumulation Unit Values. After the end of the fourth policy year, the 0.50% rider fee will no longer be assessed. We intend to administer the removal of the 0.50% charge by changing to a different class of accumulation units. This will result in adjusting the number of accumulation units and adjusting the unit value of the subaccounts in which you were invested at the end of the fourth policy year. The elimination of the fee and the adjustment in the number of accumulation units and unit values will not affect policy values.

Termination. The rider is irrevocable.

This supplement summarizes the Liquidity Rider. The application and operation of the Liquidity Rider are governed by the terms and conditions of the rider itself. The Liquidity Rider may vary for certain policies and may not be available for all policies.

[THIS SPACE INTENTIONALLY LEFT BLANK]

3

TRANSAMERICA LANDMARK VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement Dated May 1, 2006

To The

Prospectus Dated May 1, 2006

The following investment choices are hereby added to your policy:

FAM VARIABLE SERIES FUNDS, INC.

Managed by Merrill Lynch Investment Managers doing business as Mercury Advisors

Mercury Basic Value V.I. Fund

Mercury Global Allocation V.I. Fund

Mercury High Current Income V.I. Fund

An optional “Liquidity Rider” is available for the Transamerica Landmark Variable Annuity. You can elect this rider which reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase your policy. There is an extra charge for this rider. The rights and benefits under the Liquidity Rider are summarized below. A copy of the rider is available upon request from Transamerica Life Insurance Company.

All terms used that are not defined in this supplement shall have the same meanings as the same terms used in the prospectus.

The Liquidity Rider may not be available in all states at the date of this supplement. Please contact Transamerica at (800) 525-6205 for additional information regarding the availability of the Liquidity Rider in your state.

The following hereby amends, and to the extent inconsistent replaces, the corresponding Fee Table and Expense Examples in the prospectus.

ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES(1)

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment choices. State premium taxes may also be deducted, and excess interest adjustments may be made to amounts surrendered or applied to annuity payment options from cash value from the fixed account.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica Landmark Variable Annuity dated May 1, 2006

Policy Owner Transaction Expenses:
Sales Load On Purchase Payments	0%
Maximum Surrender Charge (as a % of premium payments surrendered)(2)	8%
Transfer Fee(3)	$0 -$10

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses.

Annual Service Charge(4)	$0 - $35 Per Policy
Separate Account Annual Expenses (as a percentage of average account value):
Base Separate Account Expenses:
Mortality and Expense Risk Fee(5)	1.15%
Administrative Charge	0.15%
Total Base Separate Account Annual Expenses	1.30%
Optional Separate Account Expenses:
Double Enhanced Death Benefit(6)	0.50%
Annual Step-Up Death Benefit(7)	0.20%
Liquidity Rider(8)	0.50%
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses(9)	2.30%
Optional Rider Fees:
Additional Death Distribution(10)	0.25%
Additional Death Distribution+(11)	0.55%

The next item shows the lowest and highest total operating expenses charged by the portfolio companies for the year ended December 31, 2005 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

	Minimum	Maximum
Total Portfolio Annual Operating Expenses(12):
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses.	0.59%	1.42%

This Example is intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include policy owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.

2

The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the highest fees and expenses of any of the portfolios for the year ended December 31, 2005, and the highest combination of separate account expenses and optional rider fees (including any riders offered by supplement). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example(13)	1 Year	3 Years	5 Years	10 Years
If the policy is surrendered at the end of the applicable time period.	$1283	$2336	$3273	$5629
If the policy is surrendered at the end of the applicable time period – with Liquidity Rider.	$1283	$2336	$2823	$5629
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy.	$563	$1706	$2823	$5629

For information concerning compensation paid for the sale of the policies, see “Distributor of the Policies.”

(1)	During the income phase the fees may be different than those described in the Fee Table. See Section 5, Expenses.

(2)	The surrender charge, if any is imposed, applies to each policy, regardless of how policy value is allocated among the separate account and the fixed account. The surrender charge decreases based on the number of years since the premium payment was made.

If you select the Life with Emergency CashSM annuity payment option, you will be subject to a surrender charge after the annuity commencement date. See Section 5, Expenses.

(3)	The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the separate account and the fixed account. There is no fee for the first 12 transfers per year. For additional transfers, Transamerica may charge a fee of $10 per transfer.

(4)	The service charge applies to the fixed account and the separate account, and is assessed on a pro rata basis relative to each account’s policy value as a percentage of the policy’s total policy value. The annual service charge is deducted on each policy anniversary and at the time of full surrender. We may waive the service charge in certain instances.

(5)	The mortality and expense risk fee shown (1.15%) is for the accumulation phase with the “Return of Premium Death Benefit.”

(6)	The fee for the “Double Enhanced Death Benefit” (0.50%) is in addition to the mortality and expense risk and administrative fee.

(7)	The fee for the “Annual Step-Up Death Benefit” (0.20%) is in addition to the mortality and expense risk and administrative fee.

(8)	The fee for the Liquidity Rider is in addition to the mortality and expense risk fee (1.15%). This fee is only charged for the first four policy years.

(9)	The Double Enhanced Death Benefit fee is included herein.

(10)	The annual Additional Death Distribution fee is 0.25% of the policy value and is deducted only during the accumulation phase.

(11)	The annual Additional Death Distribution+ fee is 0.55% of the policy value and is deducted only during accumulation phase.

(12)

The fee table information relating to the underlying fund portfolios is for the year ending December 31, 2005 (unless otherwise noted) and was provided to Transamerica by the underlying fund portfolios, their investment

3

advisors or managers, and Transamerica has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table.

(13)	The Example does not reflect premium tax charges or transfer fees. Different fees and expense not reflected in the Example may be assessed during the income phase of the policy.

Please remember that the Example is an illustration and does not represent past or future expenses. Your actual expenses may be lower or higher than those reflected in the Example. Similarly, your rate of return may be more or less than the 5% assumed in the Example.

The following hereby amends, and to the extent inconsistent replaces, the corresponding Section 3 in the body of the prospectus.

We have developed this variable annuity product in cooperation with Merrill Lynch, and have included underlying fund portfolios based on their recommendations, whose selection criteria may differ from our selection criteria.

The following hereby amends, and to the extent inconsistent replaces, the corresponding Section 5 in the body of the prospectus.

The chart below provides the maximum combined percentages of 12b-1 fees and Support Fees that we anticipate will be paid to us on an annual basis:

Incoming Payments to Transamerica and AFSG

Fund	Maximum Fee % of assets(1)
FAM Variable Series Fund, Inc.	0.10%

The following hereby amends, and to the extent inconsistent replaces, the corresponding Section 10 in the body of the prospectus.

Liquidity Rider

The optional Liquidity Rider reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase the policy.

Surrender Schedule. The following schedule shows the surrender charges that apply if the Liquidity Rider is elected:

Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium surrendered)
0 – 1	8%
1 – 2	8%
2 – 3	7%
3 – 4	6%
more than 5	0%

Rider Fee. A rider fee equal to an effective annual rate of 0.50% of the daily net asset value in the account is deducted in calculating the accumulation unit values. The rider fee is only charged for the first four policy years. Please note we may credit interest in the fixed account at a lower rate if you select this rider.

4

Accumulation Unit Values. After the end of the fourth policy year, the 0.50% rider fee will no longer be assessed. We intend to administer the removal of the 0.50% charge by changing to a different class of accumulation units. This will result in adjusting the number of accumulation units and adjusting the unit value of the subaccounts in which you were invested at the end of the fourth policy year. The elimination of the fee and the adjustment in the number of accumulation units and unit values will not affect policy values.

Termination. The rider is irrevocable.

This supplement summarizes the Liquidity Rider. The application and operation of the Liquidity Rider are governed by the terms and conditions of the rider itself. The Liquidity Rider may vary for certain policies and may not be available for all policies.

[THIS SPACE INTENTIONALLY LEFT BLANK]

5

The following hereby amends, and to the extent inconsistent replaces, the corresponding Appendix A contained in the prospectus.

APPENDIX A

CONDENSED FINANCIAL INFORMATION

The following tables list the accumulation unit value information for accumulation units outstanding for policies with the highest total separate account expenses and policies with the lowest total separate account expenses available on December 31, 2005. Should the total separate account expense applicable to your policy fall between the maximum and the minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your policy, such information is contained in the SAI. You can obtain a copy of the SAI FREE OF CHARGE by:

calling:	1-800-525-6205
writing:	Transamerica Life Insurance Company
Attention: Customer Care Group
4333 Edgewood Road NE
Cedar Rapids, Iowa 52499-0001

		2.30%					1.30%
Subaccount	Year	Beginning AUV		Ending AUV		# Units	Beginning AUV		Ending AUV		# Units
Mercury Basic Value V.I. Fund(1)	2005		$1.403821		$1.412661	0.000		$1.161590		$1.180417	2,907,096.139
	2004		$1.293049		$1.403821	0.000		$1.059451		$1.161590	3,361,070.025
	2003		$1.000000		$1.293049	0.000		$0.805505		$1.059451	3,414,445.67
	2002		N/A		N/A	N/A		$1.000000		$0.805505	2,171,702.06
Mercury Basic Value V.I. Fund(1)	2005		$1.643080		$1.775166	0.000		$1.364102		$1.488268	644,526.632
	2004		$1.469634		$1.643080	0.000		$1.208156		$1.364102	346,775.546
	2003		$1.000000		$1.469634	0.000		$0.804321		$1.208156	300,020.86
	2002		N/A		N/A	N/A		$1.000000		$0.804321	47,143.40
Mercury High Current Income V.I. Fund(1)	2005 2004	$ $	1.226328 1.121973	$ $	1.217348 1.226328	0.000 0.000	$ $	1.328841 1.203853	$ $	1.332101 1.328841	432,007.433 422,542.874
	2003		$1.000000		$1.121973	0.000		$0.951877		$1.203853	465,041.55
	2002		N/A		N/A	N/A		$1.000000		$0.951877	338,904.90
Asset Allocation Conservative Portfolio - Service Class(8)	2005 2004	$ $	1.231489 1.151154	$ $	1.264181 1.231489	0.000 0.000	$ $	1.251868 1.158727	$ $	1.297758 1.251868	1,677,885.584 428,274.768
	2003		$1.000000		$1.151154	0.000		$1.000000		$1.158727	0.000
Asset Allocation - Growth Portfolio - Service Class(8)	2005 2004	$ $	1.381416 1.240772	$ $	1.511459 1.381416	0.000 0.000	$ $	1.404276 1.248932	$ $	1.551604 1.404276	329,338.607 126,415.690
	2003		$1.000000		$1.240772	0.000		$1.000000		$1.248932	87,264.977
Asset Allocation - Moderate Portfolio - Service Class(8)	2005 2004	$ $	1.274074 1.172951	$ $	1.334304 1.274074	0.000 0.000	$ $	1.295146 1.180666	$ $	1.369719 1.295146	4,927,623.769 1,338,727.609
	2003		$1.000000		$1.172951	0.000		$1.000000		$1.180666	128,668.868
Asset Allocation - Moderate Growth Portfolio - Service Class(8)	2005 2004	$ $	1.327175 1.199864	$ $	1.423364 1.327175	0.000 0.000	$ $	1.349136 1.207772	$ $	1.461149 1.349136	6,357,297.689 981,191.180
	2003		$1.000000		$1.199864	0.000		$1.000000		$1.207772	0.000
American Century International - Service Class(7)	2005 2004	$ $	1.394598 1.249023	$ $	1.532659 1.394598	0.000 0.000	$ $	1.417665 1.257247	$ $	1.573346 1.417665	11,388.922 9,149.813
	2003		$1.000000		$1.249023	0.000		$1.000000		$1.257247	650.772
American Century Large Company Value -Service Class(7)	2005 2004	$ $	1.360651 1.225218	$ $	1.381110 1.360651	0.000 0.000	$ $	1.383150 1.233271	$ $	1.417763 1.383150	235,782.113 188,929.190
	2003		$1.000000		$1.225218	0.000		$1.000000		$1.233271	0.000
Capital Guardian Global - Service Class(2)	2005		$1.409258		$1.514051	0.000		$1.432568		$1.554244	53,616.520
	2004		$1.303565		$1.409258	0.000		$1.312143		$1.432568	0.000
	2003		$1.000000		$1.303565	0.000		$1.000000		$1.312143	0.000

6

		2.30% (Continued)					1.30% (Continued)
Subaccount	Year	Beginning AUV		Ending AUV		# Units	Beginning AUV		Ending AUV		# Units
Capital Guardian U.S. Equity - Service Class(4)	2005 2004	$ $	1.330267 1.242941	$ $	1.379317 1.330267	0.000 0.000	$ $	1.352264 1.251112	$ $	1.415922 1.352264	76,586.316 0.000
	2003		$1.000000		$1.242941	0.000		$1.000000		$1.251112	0.000
Capital Guardian Value - Service Class(1)	2005		$1.451947		$1.525905	0.000		$1.475955		$1.566401	70,299.040
	2004		$1.276291		$1.451947	0.000		$1.284690		$1.475955	1,273.373
	2003		$1.000000		$1.276291	0.000		$1.000000		$1.284690	1,275.931
Clarion Global Real Estate Securities - Service Class(8)a	2005 2004	$ $	1.633413 1.261219	$ $	1.807285 1.633413	0.000 0.000	$ $	1.660425 1.269513	$ $	1.855246 1.660425	13,804.873 1,270.494
	2003		$1.000000		$1.261219	0.000		$1.000000		$1.269513	1,273.045
Great Companies AmericaSM - Service Class(7)	2005 2004	$ $	1.149466 1.159012	$ $	1.164498 1.149466	0.000 0.000	$ $	1.168483 1.166636	$ $	1.195415 1.168483	0.000 0.000
	2003		$1.000000		$1.159012	0.000		$1.000000		$1.166636	0.000
Great Companies - Technology SM - Service Class (7)	2005 2004	$ $	1.365772 1.299095	$ $	1.359961 1.365772	0.000 0.000	$ $	1.388348 1.307629	$ $	1.396058 1.388348	0.000 0.000
	2003		$1.000000		$1.299095	0.000		$1.000000		$1.307629	0.000
Janus Growth - Service Class (1)	2005		$1.349704		$1.447446	0.000		$1.372020		$1.485858	0.000
	2004		$1.198385		$1.349704	0.000		$1.206254		$1.372020	0.000
	2003		$1.000000		$1.198385	0.000		$1.000000		$1.206254	0.000
Jennison Growth - Service Class(1)	2005		$1.274091		$1.413934	0.000		$1.295150		$1.451445	0.000
	2004		$1.197292		$1.274091	0.000		$1.205162		$1.295150	0.000
	2003		$1.000000		$1.197292	0.000		$1.000000		$1.205162	0.000
J.P. Morgan Enhanced Index - Service Class(1)	2005 2004	$ $	1.309105 1.209751	$ $	1.320678 1.309105	0.000 0.000	$ $	1.330739 1.217705	$ $	1.355718 1.330739	217,023.827 158,504.779
	2003		$1.000000		$1.209751	0.000		$1.000000		$1.217705	0.000
Marsico Growth - Service Class(5)b	2005		$1.297321		$1.372359	0.000		$1.318758		$1.408780	598,783.292
	2004		$1.184729		$1.297321	0.000		$1.192513		$1.318758	263,698.513
	2003		$1.000000		$1.184729	0.000		$1.000000		$1.192513	99,540.462
Mercury Large Cap Value - Service Class(5)	2005 2004	$ $	1.444602 1.252476	$ $	1.634379 1.444602	0.000 0.000	$ $	1.468479 1.260709	$ $	1.677743 1.468479	67,966.537 7,722.368
	2003		$1.000000		$1.252476	0.000		$1.000000		$1.260709	0.000
MFS High Yield - Service Class(3)	2005		$1.155681		$1.146748	0.000		$1.174817		$1.177206	34,620.209
	2004		$1.079727		$1.155681	0.000		$1.086836		$1.174817	1,454.090
	2003		$1.000000		$1.079727	0.000		$1.000000		$1.086836	1,457.012
PIMCO Total Return - Service Class(8)	2005		$1.023862		$1.021247	0.000		$1.040825		$1.048392	217,093.216
	2004		$1.005095		$1.023862	0.000		$1.011723		$1.040825	56,159.850
	2003		$1.000000		$1.005095	0.000		$1.000000		$1.011723	7,695.212
Salomon All Cap - Service Class(5)	2005		$1.351017		$1.370990	0.000		$1.373361		$1.407373	366,245.080
	2004		$1.269268		$1.351017	0.000		$1.277605		$1.373361	277,326.833
	2003		$1.000000		$1.269268	0.000		$1.000000		$1.277605	48,001.647
Templeton Great Companies Global - Service Class(6)	2005 2004	$ $	1.078330 1.200018	$ $	1.130371 1.078330	0.000 0.000	$ $	1.085463 1.207910	$ $	1.149052 1.085463	39,675.734 0.000
	2003		$1.000000		$1.200018	0.000		$1.000000		$1.207910	0.000
Transamerica Balanced - Service Class(8)	2005		$1.184125		$1.247750	0.000		$1.203735		$1.280899	37,777.859
	2004		$1.092598		$1.184125	0.000		$1.099798		$1.203735	37,792.201
	2003		$1.000000		$1.092598	0.000		$1.000000		$1.099798	37,808.010
Transamerica Convertible Securities - Service Class(8)	2005 2004	$ $	1.268063 1.148118	$ $	1.283534 1.268063	0.000 0.000	$ $	1.289055 1.155678	$ $	1.317623 1.289055	22,150.089 0.000
	2003		$1.000000		$1.148118	0.000		$1.000000		$1.155678	0.000
Transamerica Equity - Service Class(5)	2005		$1.361322		$1.547439	0.000		$1.383835		$1.588512	41,686.004
	2004		$1.204564		$1.361322	0.000		$1.212483		$1.383835	36,633.042
	2003		$1.000000		$1.204564	0.000		$1.000000		$1.212483	0.000
Transamerica Growth Opportunities - Service Class(7)	2005 2004	$ $	1.417914 1.245074	$ $	1.606943 1.417914	0.000 0.000	$ $	1.441358 1.253265	$ $	1.649588 1.441358	0.000 4,881.796
	2003		$1.000000		$1.245074	0.000		$1.000000		$1.253265	0.000

7

		2.30% (Continued)					1.30% (Continued)
Subaccount	Year	Beginning AUV		Ending AUV		# Units	Beginning AUV		Ending AUV		# Units
Transamerica Money Market - Service Class(1)	2005 2004	$ $	0.973119 0.988117	$ $	0.976290 0.973119	0.000 0.000	$ $	0.989235 0.994632	$ $	1.002241 0.989235	302,849.462 99,495.771
	2003		$1.000000		$0.988117	0.000		$1.000000		$0.994632	0.000
Transamerica U.S. Government Securities - Service Class(1)	2005 2004	$ $	0.996629 0.990855	$ $	0.993588 0.996629	0.000 0.000	$ $	1.013133 0.997393	$ $	1.019980 1.013133	74,528.813 2,362.731
	2003		$1.000000		$0.990855	0.000		$1.000000		$0.997393	93,421.703
T. Rowe Price Equity Income - Service Class(1)	2005 2004	$ $	1.355459 1.210437	$ $	1.375508 1.355459	0.000 0.000	$ $	1.377884 1.218401	$ $	1.412035 1.377884	60,489.347 39,245.791
	2003		$1.000000		$1.210437	0.000		$1.000000		$1.218401	0.000
T. Rowe Price Growth Stock - Service Class(1)	2005 2004	$ $	1.291449 1.205923	$ $	1.336935 1.291449	0.000 0.000	$ $	1.312796 1.213849	$ $	1.372412 1.312796	14,879.622 23,075.489
	2003		$1.000000		$1.205923	0.000		$1.000000		$1.213849	0.000
T. Rowe Price Small Cap - Service Class(5)	2005 2004	$ $	1.426709 1.325528	$ $	1.539750 1.426709	0.000 0.000	$ $	1.450314 1.334243	$ $	1.580617 1.450314	308,970.480 260,664.647
	2003		$1.000000		$1.325528	0.000		$1.000000		$1.334243	0.000
Van Kampen Active International Allocation - Service Class(1)	2005 2004	$ $	1.477827 1.306577	$ $	1.641334 1.477827	0.000 0.000	$ $	1.502279 1.315176	$ $	1.684932 1.502279	194,154.044 169,126.161
	2003		$1.000000		$1.306577	0.000		$1.000000		$1.315176	0.000
Van Kampen Large Cap Core - Service Class(1)	2005 2004	$ $	1.259117 1.144742	$ $	1.343168 1.259117	0.000 0.000	$ $	1.279936 1.152270	$ $	1.378817 1.279936	0.000 0.000
	2003		$1.000000		$1.144742	0.000		$1.000000		$1.152270	0.000
Van Kampen Mid-Cap Growth - Service Class(7)c	2005 2004	$ $	1.236820 1.183500	$ $	1.297496 1.236820	0.000 0.000	$ $	1.257274 1.191283	$ $	1.331937 1.257274	16,840.027 2,523.381
	2003		$1.000000		$1.183500	0.000		$1.000000		$1.191283	0.000
PAM Transamerica U.S. Government Securities - Service Class(9)	2005 2004		N/A N/A		N/A N/A	N/A N/A	$ $	1.013133 0.997393	$ $	1.019980 1.013133	0.000 0.000
	2003		N/A		N/A	N/A		$1.000000		$0.997393	0.000
AIM V.I. Basic Value Fund - Series II Shares(8)	2005 2004	$ $	1.390873 1.283810	$ $	1.433493 1.390873	0.000 0.000	$ $	1.092421 0.998447	$ $	1.136976 1.092421	594,234.042 631,925.715
	2003		$1.000000		$1.283810	0.000		$0.758797		$0.998447	637,032.408
	2002		N/A		N/A	N/A		$1.000000		$0.758797	369,892.836
AIM V.I. Capital Appreciation Fund - Series II Shares(8)	2005 2004	$ $	1.266759 1.218793	$ $	1.344584 1.266759	0.000 0.000	$ $	1.062933 1.012659	$ $	1.139348 1.062933	57,401.494 66,742.343
	2003		$1.000000		$1.218793	0.000		$0.794074		$1.012659	85,718.017
	2002		N/A		N/A	N/A		$1.000000		$0.794074	74,397.449
AllianceBernstein Growth and Income Portfolio - Class B(7)	2005 2004	$ $	1.329897 1.223289	$ $	1.359832 1.329897	0.000 0.000	$ $	1.129734 1.028983	$ $	1.166530 1.129734	491,700.765 476,678.882
	2003		$1.000000		$1.223289	0.000		$0.788553		$1.028983	591,928.339
	2002		N/A		N/A	N/A		$1.000000		$0.788553	386,716.768
AllianceBernstein Large Cap Growth Portfolio - Class B(7)	2005 2004	$ $	1.211153 1.143646	$ $	1.359749 1.211153	0.000 0.000	$ $	1.020390 0.954070	$ $	1.156857 1.020390	448,473.359 830,901.693
	2003		$1.000000		$1.143646	0.000		$0.783412		$0.954070	784,197.432
	2002		N/A		N/A	N/A		$1.000000		$0.783412	337,594.326
Janus Aspen - Mid Cap Growth Portfolio - Service Shares(6)	2005 2004	$ $	1.471678 1.249731	$ $	1.611720 1.471678	0.000 0.000	$ $	1.261578 1.060809	$ $	1.395231 1.261578	82,942.422 159,513.423
	2003		$1.000000		$1.249731	0.000		$0.797389		$1.060809	151,386.478
	2002		N/A		N/A	N/A		$1.000000		$0.797389	57,340.565
Janus Aspen - World Wide Growth Portfolio - Service Shares(6)	2005 2004	$ $	1.260252 1.233478	$ $	1.300600 1.260252	0.000 0.000	$ $	0.984054 0.953700	$ $	1.025549 0.984054	474,187.759 572,726.174
	2003		$1.000000		$1.233478	0.000		$0.781122		$0.953700	544,209.967
	2002		N/A		N/A	N/A		$1.000000		$0.781122	293,214.223
MFS New Discovery Series - Service Class(8)	2005 2004	$ $	1.314944 1.266619	$ $	1.350138 1.314944	0.000 0.000	$ $	1.032777 0.985079	$ $	1.070861 1.032777	281,556.736 334,379.449
	2003		$1.000000		$1.266619	0.000		$0.747860		$0.985079	278,449.912
	2002		N/A		N/A	N/A		$1.000000		$0.747860	160,754.242

8

		2.30% (Continued)					1.30% (Continued)
Subaccount	Year	Beginning AUV		Ending AUV		# Units	Beginning AUV		Ending AUV		# Units
FS Total Return Series - Service Class(8)	2005		$1.213736		$1.217344	0.000		$1.153001		$1.167818	459,483.215
	2004		$1.118395		$1.213736	0.000		$1.052023		$1.153001	412,928.596
	2003		$1.000000		$1.118395	0.000		$0.918659		$1.052023	486,595.310
	2002		N/A		N/A	N/A		$1.000000		$0.918659	255,922.368
Fidelity VIP - Contrafund® Portfolio - Service Class 2(5)	2005 2004	$ $	1.387678 1.232790	$ $	1.582402 1.387678	0.000 0.000	$ $	1.242763 1.093234	$ $	1.431098 1.242763	1,133,572.721 1,017,226.398
	2003		$1.000000		$1.232790	0.000		$0.863856		$1.093234	1,163,723.293
	2002		N/A		N/A	N/A		$1.000000		$0.863856	678,634.412
Fidelity - VIP Equity-Income Portfolio -Service Class 2(5)	2005 2004	$ $	1.360683 1.251476	$ $	1.404275 1.360683	0.000 0.000	$ $	1.154787 1.051697	$ $	1.203501 1.154787	339,604.423 306,126.791
	2003		$1.000000		$1.251476	0.000		$0.819327		$1.051697	352,561.273
	2002		N/A		N/A	N/A		$1.000000		$0.819327	234,242.883
Fidelity - VIP Growth Portfolio - Service Class 2(7)	2005 2004	$ $	1.248415 1.238538	$ $	1.287588 1.248415	0.000 0.000	$ $	0.992121 0.974625	$ $	1.033325 0.992121	328,824.419 325,882.574
	2003		$1.000000		$1.238538	0.000		$0.744894		$0.974625	272,176.821
			N/A		N/A	N/A		$1.000000		$0.744894	188,359.748
Fidelity - VIP Mid Cap Portfolio - Service Class 2(5)	2005 2004	$ $	1.688213 1.385512	$ $	1.947702 1.688213	0.000 0.000	$ $	1.441197 1.171204	$ $	1.679083 1.441197	1,183,132.295 1,185,433.830
	2003		$1.000000		$1.385512	0.000		$0.858157		$1.171204	1,239,687.170
	2002		N/A		N/A	N/A		$1.000000		$0.858157	1,070,873.550
Fidelity - VIP Value Strategies Portfolio - Service Class 2(8)	2005 2004	$ $	1.636169 1.470410	$ $	1.638305 1.636169	0.000 0.000	$ $	1.307865 1.163843	$ $	1.322459 1.307865	913,314.278 950,157.451
	2003		$1.000000		$1.470410	0.000		$0.749188		$1.163843	891,402.824
	2002		N/A		N/A	N/A		$1.000000		$0.749188	659,038.652
Asset Allocation Conservative Portfolio - Initial Class(8)	2005 2004		N/A N/A		N/A N/A	N/A N/A	$ $	1.179538 1.089116	$ $	1.224786 1.179538	1,586,674.001 1,760,242.980
	2003		N/A		N/A	N/A		$0.897589		$1.089116	1,906,847.172
	2002		N/A		N/A	N/A		$1.000000		$0.897589	876,495.345
Asset Allocation - Growth Portfolio - Initial Class(8)	2005 2004		N/A N/A		N/A N/A	N/A N/A	$ $	1.172954 1.040631	$ $	1.299672 1.172954	1,716,854.272 2,020,827.821
	2003		N/A		N/A	N/A		$0.805934		$1.040631	1,664,016.395
	2002		N/A		N/A	N/A		$1.000000		$0.805934	854,486.148
Asset Allocation - Moderate Portfolio - Initial Class(8)	2005 2004		N/A N/A		N/A N/A	N/A N/A	$ $	1.177978 1.071274	$ $	1.249478 1.177978	6,717,430.594 6,823,843.260
	2003		N/A		N/A	N/A		$0.869075		$1.071274	6,650,434.374
	2002		N/A		N/A	N/A		$1.000000		$0.869075	2,846,225.738
Asset Allocation - Moderate Growth Portfolio - Initial Class(8)	2005 2004		N/A N/A		N/A N/A	N/A N/A	$ $	1.182586 1.055085	$ $	1.283146 1.182586	6,442,745.044 6,356,501.372
	2003		N/A		N/A	N/A		$0.840459		$1.055085	5,804,645.957
	2002		N/A		N/A	N/A		$1.000000		$0.840459	3,357,597.700
American Century International - Initial Class(7)	2005 2004		N/A N/A		N/A N/A	N/A N/A	$ $	1.105264 0.979225	$ $	1.231481 1.105264	473,430.930 468,813.006
	2003		N/A		N/A	N/A		$0.791709		$0.979225	483,606.412
	2002		N/A		N/A	N/A		$1.000000		$0.791709	201,773.940
American Century Large Company Value - Initial Class(7)	2005 2004		N/A N/A		N/A N/A	N/A N/A	$ $	1.177364 1.047037	$ $	1.210492 1.177364	279,935.440 196,899.069
	2003		N/A		N/A	N/A		$0.823545		$1.047037	221,015.018
	2002		N/A		N/A	N/A		$1.000000		$0.823545	137,071.187
Capital Guardian Global - Initial Class(2)	2005		N/A		N/A	N/A		$1.202232		$1.307639	973,075.229
	2004		N/A		N/A	N/A		$1.098404		$1.202232	955,599.429
	2003		N/A		N/A	N/A		$0.808601		$1.098404	830,077.482
	2002		N/A		N/A	N/A		$1.000000		$0.808601	625,870.167

9

		2.30% (Continued)			1.30% (Continued)
Subaccount	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV		Ending AUV		# Units
Capital Guardian U.S. Equity - Initial Class(4)	2005 2004	N/A N/A	N/A N/A	N/A N/A	$ $	1.156474 1.067291	$ $	1.213677 1.156474	1,203,195.773 1,611,534.272
	2003	N/A	N/A	N/A		$0.792055		$1.067291	1,649,789.133
	2002	N/A	N/A	N/A		$1.000000		$0.792055	1,226,256.128
Capital Guardian Value - Initial Class(1)	2005	N/A	N/A	N/A		$1.193653		$1.269220	1,314,986.623
	2004	N/A	N/A	N/A		$1.036131		$1.193653	1,508,385.257
	2003	N/A	N/A	N/A		$0.779903		$1.036131	1,539,423.862
	2002	N/A	N/A	N/A		$1.000000		$0.779903	965,971.937
Clarion Global Real Estate Securities - Initial Class(8)a	2005 2004	N/A N/A	N/A N/A	N/A N/A	$ $	1.635687 1.247170	$ $	1.832327 1.635687	493,157.934 527,534.266
	2003	N/A	N/A	N/A		$0.930745		$1.247170	494,319.066
	2002	N/A	N/A	N/A		$1.000000		$0.930745	292,267.526
Great Companies AmericaSM - Initial Class(7)	2005 2004	N/A N/A	N/A N/A	N/A N/A	$ $	1.044009 1.039727	$ $	1.070633 1.044009	202,791.546 336,498.315
	2003	N/A	N/A	N/A		$0.844812		$1.039727	346,123.885
	2002	N/A	N/A	N/A		$1.000000		$0.844812	80,436.988
Great Companies - TechnologySM - Initial Class (7)	2005 2004	N/A N/A	N/A N/A	N/A N/A	$ $	1.135476 1.064476	$ $	1.144051 1.135476	110,389.063 101,125.242
	2003	N/A	N/A	N/A		$0.714332		$1.064476	44,642.094
	2002	N/A	N/A	N/A		$1.000000		$0.714332	18,332.298
Janus Growth - Initial Class (1)	2005	N/A	N/A	N/A		$1.183452		$1.284505	59,546.138
	2004	N/A	N/A	N/A		$1.037724		$1.183452	110,503.555
	2003	N/A	N/A	N/A		$0.795832		$1.037724	110,653.443
	2002	N/A	N/A	N/A		$1.000000		$0.795832	59,105.896
Jennison Growth - Initial Class(1)	2005	N/A	N/A	N/A		$1.031770		$1.159008	116,717.978
	2004	N/A	N/A	N/A		$0.957795		$1.031770	133,750.390
	2003	N/A	N/A	N/A		$0.753450		$0.957795	133,010.504
	2002	N/A	N/A	N/A		$1.000000		$0.753450	76,322.248
J.P. Morgan Enhanced Index - Initial Class(1)	2005 2004	N/A N/A	N/A N/A	N/A N/A	$ $	1.119870 1.021871	$ $	1.143780 1.119870	481,878.811 429,131.773
	2003	N/A	N/A	N/A		$0.802779		$1.021871	444,036.351
	2002	N/A	N/A	N/A		$1.000000		$0.802779	248,378.848
Marsico Growth - Initial Class(5)b	2005	N/A	N/A	N/A		$1.322924		$1.418087	508,575.894
	2004	N/A	N/A	N/A		$1.193911		$1.322924	31,344.704
	2003	N/A	N/A	N/A		$1.000000		$1.193911	51,120.812
Mercury Large Cap Value - Initial Class(5)	2005 2004	N/A N/A	N/A N/A	N/A N/A	$ $	1.211837 1.037373	$ $	1.387034 1.211837	420,662.551 465,807.376
	2003	N/A	N/A	N/A		$0.809708		$1.037373	443,493.164
	2002	N/A	N/A	N/A		$1.000000		$0.809708	236,553.168
MFS High Yield - Initial Class(3)	2005	N/A	N/A	N/A		$1.246462		$1.252826	683,544.972
	2004	N/A	N/A	N/A		$1.150343		$1.246462	835,611.020
	2003	N/A	N/A	N/A		$0.989712		$1.150343	853,805.903
	2002	N/A	N/A	N/A		$0.954934		$0.989712	426,277.791
PIMCO Total Return - Initial Class(8)	2005	N/A	N/A	N/A		$1.124682		$1.136148	3,517,784.087
	2004	N/A	N/A	N/A		$1.090330		$1.124682	3,617,838.035
	2003	N/A	N/A	N/A		$1.052874		$1.090330	3,612,769.754
	2002	N/A	N/A	N/A		$1.000000		$1.052874	2,318,021.651
Salomon All Cap - Initial Class(5)	2005	N/A	N/A	N/A		$1.105003		$1.135338	952,347.725
	2004	N/A	N/A	N/A		$1.025659		$1.105003	1,182,161.415
	2003	N/A	N/A	N/A		$0.768745		$1.025659	1,090,111.057
	2002	N/A	N/A	N/A		$1.000000		$0.768745	422,351.461
Templeton Great Companies Global - Initial Class(6)	2005 2004	N/A N/A	N/A N/A	N/A N/A	$ $	1.116318 1.033137	$ $	1.184338 1.116318	42,495.629 18,101.734
	2003	N/A	N/A	N/A		$0.825826		$1.033137	18,876.611
	2002	N/A	N/A	N/A		$1.000000		$0.825826	25,480.593

10

		2.30% (Continued)			1.30% (Continued)
Subaccount	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV		Ending AUV		# Units
Transamerica Balanced - Initial Class(8)	2005	N/A	N/A	N/A		$1.160714		$1.237092	83,067.528
	2004	N/A	N/A	N/A		$1.057833		$1.160714	85,354.474
	2003	N/A	N/A	N/A		$0.940839		$1.057833	100,544.543
	2002	N/A	N/A	N/A		$1.000000		$0.940839	63,625.690
Transamerica Convertible Securities - Initial Class(8)	2005 2004	N/A N/A	N/A N/A	N/A N/A	$ $	1.260191 1.127956	$ $	1.292368 1.260191	487,124.507 515,791.961
	2003	N/A	N/A	N/A		$0.923984		$1.127956	404,453.723
	2002	N/A	N/A	N/A		$1.000000		$0.923984	214,322.097
Transamerica Equity - Initial Class(5)	2005	N/A	N/A	N/A		$1.248282		$1.436101	649,576.011
	2004	N/A	N/A	N/A		$1.091940		$1.248282	686,814.993
	2003	N/A	N/A	N/A		$0.842931		$1.091940	206,485.414
	2002	N/A	N/A	N/A		$1.000000		$0.842931	154,745.090
Transamerica Growth Opportunities - Initial Class(7)	2005 2004	N/A N/A	N/A N/A	N/A N/A	$ $	1.182204 1.026868	$ $	1.356483 1.182204	429,145.363 484,459.259
	2003	N/A	N/A	N/A		$0.792775		$1.026868	166,651.503
	2002	N/A	N/A	N/A		$1.000000		$0.792775	162,427.490
Transamerica Money Market - Initial Class(1)	2005 2004	N/A N/A	N/A N/A	N/A N/A	$ $	0.990971 0.993896	$ $	1.006491 0.990971	882,078.300 802,958.874
	2003	N/A	N/A	N/A		$0.999405		$0.993896	682,961.604
Transamerica Small/Mid Cap Value - Initial Class(1)	2005 2004	N/A N/A	N/A N/A	N/A N/A	$ $	1.351774 1.176997	$ $	1.515446 1.351774	165,773.954 177,107.523
	2003	N/A	N/A	N/A		$0.624786		$1.176997	184,776.166
	2002	N/A	N/A	N/A		$1.000000		$0.624786	270,032.372
Transamerica U.S. Government Securities - Initial Class(1)	2005 2004	N/A N/A	N/A N/A	N/A N/A	$ $	1.080729 1.059877	$ $	1.090697 1.080729	1,691,953.248 1,656,064.059
	2003	N/A	N/A	N/A		$1.042912		$1.059877	1,655,492.145
	2002	N/A	N/A	N/A		$1.000000		$1.042912	1,389,505.540
T. Rowe Price Equity Income - Initial Class(1)	2005 2004	N/A N/A	N/A N/A	N/A N/A	$ $	1.181867 1.042793	$ $	1.214671 1.181867	1,838,223.059 1,620,842.533
	2003	N/A	N/A	N/A		$0.841110		$1.042793	1,818,429.181
	2002	N/A	N/A	N/A		$1.000000		$0.841110	1,068,795.427
T. Rowe Price Growth Stock - Initial Class(1)	2005 2004	N/A N/A	N/A N/A	N/A N/A	$ $	1.144273 1.055194	$ $	1.199234 1.144273	1,220,627.660 1,496,073.109
	2003	N/A	N/A	N/A		$0.817448		$1.055194	1,435,087.254
	2002	N/A	N/A	N/A		$1.000000		$0.817448	853,039.860
T. Rowe Price Small Cap - Initial Class(5)	2005 2004	N/A N/A	N/A N/A	N/A N/A	$ $	1.123465 1.031215	$ $	1.226760 1.123465	884,833.769 951,825.476
	2003	N/A	N/A	N/A		$0.744004		$1.031215	1,060,864.160
	2002	N/A	N/A	N/A		$1.000000		$0.744004	539,694.275
Van Kampen Active International Allocation - Initial Class(1)	2005 2004	N/A N/A	N/A N/A	N/A N/A	$ $	1.237571 1.080388	$ $	1.390238 1.237571	533,353.634 307,262.736
	2003	N/A	N/A	N/A		$0.824046		$1.080388	257,636.614
	2002	N/A	N/A	N/A		$1.000000		$0.824046	99,636.670
Van Kampen Large Cap Core - Initial Class(1)	2005 2004	N/A N/A	N/A N/A	N/A N/A	$ $	1.162777 1.044706	$ $	1.255965 1.162777	263,704.550 277,444.584
	2003	N/A	N/A	N/A		$0.874009		$1.044706	268,697.734
	2002	N/A	N/A	N/A		$1.000000		$0.874009	214,769.043
Van Kampen Mid-Cap Growth - Initial Class(7)c	2005 2004	N/A N/A	N/A N/A	N/A N/A	$ $	0.968672 0.915881	$ $	1.028462 0.968672	655,196.035 700,102.325
	2003	N/A	N/A	N/A		$0.723956		$0.915881	646,387.625
	2002	N/A	N/A	N/A		$1.000000		$0.723956	415,655.829

(1)	Subaccount Inception Date July 3, 1997.

(2)	Subaccount Inception Date February 2, 1998.

(3)	Subaccount Inception Date June 2, 1998.

(4)	Subaccount Inception Date July 1, 1998.

11

(5)	Subaccount Inception Date May 1, 2000.

(6)	Subaccount Inception Date October 9, 2000.

(7)	Subaccount Inception Date May 1, 2001.

(8)	Subaccount Inception Date May 1, 2002.

(9)	Subaccount Inception Date November 3, 2003.

a.	Formerly known as Clarion Real Estate Securities.

b.	This subaccount was re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 you may only invest in the Initial Class shares. If you purchased your policy on May 1, 2003 or after, you may only invest in Service Class shares.

[c].	Formerly known as Van Kampen Emerging Growth.

International Moderate Growth Fund had not commenced operations as of December 31, 2005, therefore, comparable data is not available.

[THIS SPACE INTENTIONALLY LEFT BLANK]

12

The following information hereby amends, and to the extent inconsistent replaces, the Appendix B contained in the prospectus.

APPENDIX B

HISTORICAL PERFORMANCE DATA

Standardized Performance Data

TABLE 1 – A

Standard Average Annual Total Returns

(Assuming a Surrender Charge, ADD+ Rider, Liquidity Rider,

and Income Select for Life Rider with all Additional Benefits)

Annual Step-Up Death Benefit

(Total Separate Account Annual Expenses: 4.05%)

Subaccount	1 Year Ended 12/31/05	5 Year Ended 12/31/05	10 Year or Inception(1)	Subaccount Inception Date
Mercury Basic Value V.I. Fund(2)	-8.37%	0.57%	4.47%	July 3, 1997	(3)
Mercury Global Allocation V.I. Fund(2)	-1.11%	7.03%	-2.49%	July 3, 1997	(3)
Mercury High Current Income V.I. Fund(2)	-9.71%	3.43%	0.58%	July 3, 1997	(3)

(1)	If the corresponding inception date is less than ten years, the performance is for the time period since the corresponding inception date.

(2)	The Subaccounts invest in Class A shares of FAM Variable Series Funds, Inc. portfolios. There are no 12b-1 fees deducted from Class A shares.

(3)	Performance prior to July 3, 1997, reflects performance of Transamerica Landmark Variable Annuity subaccounts prior to the offering of the policies through Merrill Lynch.

TABLE 1 – B

Standard Average Annual Total Returns

(Assuming a Surrender Charge or Optional Features)

Return of Premium Death Benefit

(Total Separate Account Annual Expenses: 1.30%)

Subaccount	1 Year Ended 12/31/05	5 Year Ended 12/31/05	Inception of the Subaccount to 12/31/05	Subaccount Inception Date(1)
Mercury Basic Value V.I. Fund(2)	-5.62%	3.56%	7.40%	July 3, 1997
Mercury Global Allocation V.I. Fund(2)	1.87%	10.20%	0.23%	July 3, 1997
Mercury High Current Income V.I. Fund(2)	-6.99%	6.52%	3.39%	July 3, 1997

(1)	Performance prior to July 3, 1997, reflects performance of Transamerica Landmark Variable Annuity subaccounts prior to the offering of the policies through Merrill Lynch.

(2)	The Subaccounts invest in Class A shares of FAM Variable Series Funds, Inc. portfolios. There are no 12b-1 fees deducted from Class A shares.

Non-Standardized Performance Data

TABLE 2

Non-Standardized Average Annual Total Returns

(Assuming No Surrender Charge or Optional Features)

Return of Premium Death Benefit

(Total Separate Account Annual Expenses: 1.30%)

Subaccount	1 Year Ended 12/31/05	5 Year Ended 12/31/05	Inception of the Subaccount to 12/31/05	Subaccount Inception Date(1)
Mercury Basic Value V.I. Fund(2)	1.62%	4.13%	7.44%	July 3, 1997
Mercury Global Allocation V.I. Fund(2)	9.10%	10.43%	0.27%	July 3, 1997
Mercury High Current Income V.I. Fund(2)	0.25%	6.93%	3.43%	July 3, 1997

(1)	Performance prior to July 3, 1997, reflects performance of Transamerica Landmark Variable Annuity subaccounts prior to the offering of the policies through Merrill Lynch.

(2)	The Subaccounts invest in Class A shares of FAM Variable Series Funds, Inc. portfolios. There are no 12b-1 fees deducted from Class A shares.

13

The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures above would have been lower. (See the prospectuses for the underlying fund portfolios.)

Adjusted Historical Performance Data of the Portfolios

FAM Variable Series Funds, Inc.—Adjusted Historical Data. Prior to July 3, 1997, the Mercury Basic Value V.I. Fund Subaccount, the Mercury Global Allocation V.I. Fund Subaccount and the Mercury High Current Income V.I. Fund Subaccount (the “Mercury Subaccounts”) had not yet commenced operations. However, Tables 3 and 4 show average annual total return information based on the hypothetical assumption that those subaccounts have been available to the Separate Account VA B since inception of the underlying portfolios.

TABLE 3

Hypothetical (Adjusted Historical) Average Annual Total Returns

(Assuming a Surrender Charge and Optional Features)

Return of Premium Death Benefit

(Total Separate Account Annual Expenses: 1.30%)

Portfolio	1 Year	5 Year	10 Year or Inception(1)	Corresponding Portfolio Inception Date(2)
Mercury Basic Value V.I. Fund	-5.62%	3.56%	9.61%	July 1, 1993
Mercury Global Allocation V.I. Fund	1.87%	10.20%	2.83%	May 2, 1994
Mercury High Current Income V.I. Fund	-6.99%	6.52%	4.34%	April 20, 1982

TABLE 4

Hypothetical (Adjusted Historical) Average Annual Total Returns

(Assuming No Surrender Charge and Optional Features)

Return of Premium Death Benefit

(Total Separate Account Annual Expenses: 1.30%)

Portfolio	1 Year	5 Year	10 Year or Inception(1)	Corresponding Portfolio Inception Date(2)
Mercury Basic Value V.I. Fund	1.62%	4.13%	9.64%	July 1, 1993
Mercury Global Allocation V.I. Fund	9.10%	10.43%	2.87%	May 2, 1994
Mercury High Current Income V.I. Fund	0.25%	6.93%	4.37%	April 20, 1982

(1)	If the corresponding inception date is less than ten years the performance is for the time period since the corresponding inception date.

(2)	The Subaccounts invest in Class A shares of the FAM Variable Series Funds, Inc. portfolios. The performance data for periods prior to the date the Mercury Subaccounts commenced operations is based on the performance of the underlying portfolios and the assumption that the Mercury Subaccounts were in existence for the same period as the corresponding portfolios, with a level of charges equal to those currently assessed against the Subaccount or against owners' policy values under the Policies. The Mercury Basic Value V.I. Fund commenced operations on July 1, 1993; the Mercury Global Allocation V.I. Fund commenced operations on May 2, 1994; and the Mercury High Current Income V.I. Fund commenced operations on April 20, 1982. For purposes of the calculation of the performance data prior to dates of inception of the subaccounts, the deductions for the mortality and expense risk fee, and administrative charge are made on a monthly basis, rather than a daily basis. The monthly deduction is made at the beginning of each month and in Transamerica's opinion generally approximates the performance that would have resulted if the Mercury Subaccounts had actually been in existence since the inception of the underlying portfolios. Performance data for periods of less than seven years reflect deduction of the surrender charge.

The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures above would have been lower. (See the prospectuses for the underlying fund portfolios.)

14

TRANSAMERICA LANDMARK VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement Dated May 1, 2006

To The

Prospectus Dated May 1, 2006

The following investment choices are hereby added to your policy:

MTB GROUP OF FUNDS

Managed by MTB Investment Advisors, Inc. and

MTB Large-Cap Growth Fund II

MTB Managed Allocation Fund – Aggressive Growth II

MTB Managed Allocation Fund – Conservative Growth II

MTB Managed Allocation Fund – Moderate Growth II

Sub-Advised by NWQ Investment Management Company

MTB Large-Cap Value Fund II

An optional “Liquidity Rider” is available for the Transamerica Landmark Variable Annuity. You can elect this rider which reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase your policy. There is an extra charge for this rider. The rights and benefits under the Liquidity Rider are summarized below. A copy of the rider is available upon request from Transamerica Life Insurance Company.

All terms used that are not defined in this supplement shall have the same meanings as the same terms used in the prospectus.

The Liquidity Rider may not be available in all states at the date of this supplement. Please contact Transamerica at (800) 525-6205 for additional information regarding the availability of the Liquidity Rider in your state.

The following hereby amends, and to the extent inconsistent replaces, the corresponding Fee Table and Expense Examples in the prospectus.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica Landmark Variable Annuity dated May 1, 2006

ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES(1)

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment choices. State premium taxes may also be deducted, and excess interest adjustments may be made to amounts surrendered or applied to annuity payment options from cash value from the fixed account.

Policy Owner Transaction Expenses:
Sales Load On Purchase Payments	0%
Maximum Surrender Charge (as a % of premium payments surrendered)(2)	8%
Transfer Fee(3)	$0 - $10

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses.

Annual Service Charge(4)	$0 - $35 Per Policy
Separate Account Annual Expenses (as a percentage of average account value):
Base Separate Account Expenses:
Mortality and Expense Risk Fee(5)	1.15%
Administrative Charge	0.15%
Total Base Separate Account Annual Expenses	1.30%
Optional Separate Account Expenses:
Double Enhanced Death Benefit(6)	0.50%
Annual Step-Up Death Benefit(7)	0.20%
Liquidity Rider(8)	0.50%
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses(9)	2.30%
Optional Rider Fees:
Additional Death Distribution(10)	0.25%
Additional Death Distribution+(11)	0.55%

The next item shows the lowest and highest total operating expenses charged by the portfolio companies for the year ended December 31, 2005 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

	Minimum	Maximum
Total Portfolio Annual Operating Expenses(12):
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses	0.65%	1.42%

This Example is intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include policy owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.

The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the highest fees and expenses of any of the portfolios for the year ended December 31, 2005, and the highest combination of separate account expenses and optional rider fees (including any riders offered by supplement). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example(13)	1 Year	3 Years	5 Years	10 Years
If the policy is surrendered at the end of the applicable time period	$1283	$2336	$3273	$5629
If the policy is surrendered at the end of the applicable time period – with Liquidity Rider	$1283	$2336	$2823	$5629
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy	$563	$1706	$2823	$5629

For information concerning compensation paid for the sale of the policies, see “Distributor of the Policies.”

(1)	During the income phase the fees may be different than those described in the Fee Table. See Section 5, Expenses.

(2)	The surrender charge, if any is imposed, applies to each policy, regardless of how policy value is allocated among the separate account and the fixed account. The surrender charge decreases based on the number of years since the premium payment was made.

If you select the Life with Emergency CashSM annuity payment option, you will be subject to a surrender charge after the annuity commencement date. See Section 5, Expenses.

(3)	The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the separate account and the fixed account. There is no fee for the first 12 transfers per year. For additional transfers, Transamerica may charge a fee of $10 per transfer.

(4)	The service charge applies to the fixed account and the separate account, and is assessed on a pro rata basis relative to each account’s policy value as a percentage of the policy’s total policy value. The annual service charge is deducted on each policy anniversary and at the time of full surrender. We may waive the service charge in certain instances.

(5)	The mortality and expense risk fee shown (1.15%) is for the accumulation phase with the “Return of Premium Death Benefit.”

(6)	The fee for the “Double Enhanced Death Benefit” (0.50%) is in addition to the mortality and expense risk and administrative fee.

(7)	The fee for the “Annual Step-Up Death Benefit” (0.20%) is in addition to the mortality and expense risk and administrative fee.

(8)	The fee for the Liquidity Rider is in addition to the mortality and expense risk fee (1.15%). This fee is only charged for the first four policy years.

(9)	The Double Enhanced Death Benefit fee is included herein.

(10)	The annual Additional Death Distribution fee is 0.25% of the policy value and is deducted only during the accumulation phase.

(11)	The annual Additional Death Distribution+ fee is 0.55% of the policy value and is deducted only during accumulation phase.

(12)

The fee table information relating to the underlying fund portfolios is for the year ending December 31, 2005 (unless otherwise noted) and was provided to Transamerica by the underlying fund portfolios, their investment advisors or managers, and Transamerica has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table.

(13)	The Example does not reflect premium tax charges or transfer fees. Different fees and expense not reflected in the Example may be assessed during the income phase of the policy.

Please remember that the Example is an illustration and does not represent past or future expenses. Your actual expenses may be lower or higher than those reflected in the Example. Similarly, your rate of return may be more or less than the 5% assumed in the Example.

The following hereby amends, and to the extent inconsistent replaces, the corresponding Section 3 in the body of the prospectus.

We have developed this variable annuity product in cooperation with M&T Securities and its affiliates, and have included underlying fund portfolios based on their recommendations, whose selection criteria may differ from our selection criteria.

The following hereby amends, and to the extent inconsistent replaces, the corresponding Section 10 in the body of the prospectus.

Liquidity Rider

The optional Liquidity Rider reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase the policy.

Surrender Schedule. The following schedule shows the surrender charges that apply if the Liquidity Rider is elected:

Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium surrendered)
0 – 1	8%
1 – 2	8%
2 – 3	7%
3 – 4	6%
more than 5	0%

Rider Fee. A rider fee equal to an effective annual rate of 0.50% of the daily net asset value in the account is deducted in calculating the accumulation unit values. The rider fee is only charged for the first four policy years. Please note we may credit interest in the fixed account at a lower rate if you select this rider.

Accumulation Unit Values. After the end of the fourth policy year, the 0.50% rider fee will no longer be assessed. We intend to administer the removal of the 0.50% charge by changing to a different class of accumulation units. This will result in adjusting the number of accumulation units and adjusting the unit value of the subaccounts in which you were invested at the end of the fourth policy year. The elimination of the fee and the adjustment in the number of accumulation units and unit values will not affect policy values.

Termination. The rider is irrevocable.

This supplement summarizes the Liquidity Rider. The application and operation of the Liquidity Rider are governed by the terms and conditions of the rider itself. The Liquidity Rider may vary for certain policies and may not be available for all policies.

2

The following information hereby supplements the corresponding APPENDIX A contained in the prospectus.

APPENDIX A

CONDENSED FINANCIAL INFORMATION

The following tables list the accumulation unit value information for accumulation units outstanding for policies with the highest total separate account expenses and policies with the lowest total separate account expenses available on December 31, 2005. Should the total separate account expense applicable to your policy fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your policy, such information is contained in the SAI. You can obtain a copy of the SAI FREE OF CHARGE by:

calling:	1-800-525-6205

writing:	Transamerica Life Insurance Company
Attention: Customer Care Group
4333 Edgewood Road NE
Cedar Rapids, Iowa 52499-0001

Subaccount	Year	2.30%			1.30%
		Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
MTB Large-Cap Growth Fund II(1)	2005	$1.013735	$1.010985	0.000	$1.020371	$1.027615	33,420.899
	2004	$1.000000	$1.013735	0.000	$1.000000	$1.020371	20,997.500
MTB Managed Allocation Fund – Aggressive Growth II(2)	2005	$0.000000	$1.065611	0.000	$0.000000	$1.072581	5,000.000
	2004	N/A	N/A	N/A	N/A	N/A	N/A
MTB Managed Allocation Fund – Conservative Growth II(2)	2005	$0.000000	$1.016986	0.000	$0.000000	$1.023630	5,000.000
	2004	N/A	N/A	N/A	N/A	N/A	N/A
MTB Managed Allocation Fund- Moderate Growth II(1)	2005	$1.044125	$1.061506	0.000	$1.049665	$1.077644	1,225,604.627
	2004	$1.000000	$1.044125	0.000	$1.000000	$1.049665	854,405.512
MTB Large-Cap Value Fund II(1)	2005	$1.085174	$1.169994	0.000	$1.092265	$1.189231	16,393.462
	2004	$1.000000	$1.085174	0.000	$1.000000	$1.092265	0.000

(1)	Subaccount Inception Date May 1, 2004.

(2)	Subaccount Inception Date May 1, 2005.

[THIS SPACE INTENTIONALLY LEFT BLANK]

3

APPENDIX B

The following information hereby supplements the corresponding APPENDIX B contained in the prospectus.

Standardized Performance Data

TABLE 1 – A Standard Average Annual Total Returns (Assuming a Surrender Charge, ADD+ Rider, Liquidity Rider, and Income Select for Life Rider with all Additional Benefits)

Annual Step-Up Death Benefit
(Total Separate Account Annual Expenses: 4.05%)
Subaccount	1 Year Ended 12/31/05	5 Year Ended 12/31/05	10 Year or Inception(1)	Subaccount Inception Date
MTB Large-Cap Growth Fund II	-8.08%	N/A	-4.33%	May 1, 2004
MTB Managed Allocation Fund – Aggressive Growth II	N/A	N/A	-1.86%	May 1, 2005
MTB Managed Allocation Fund – Conservative Growth II	N/A	N/A	-6.69%	May 1, 2005
MTB Managed Allocation Fund – Moderate Growth II	-6.15%	N/A	-1.36%	May 1, 2004
MTB Large-Cap Value Fund II	-0.04%	N/A	5.35%	May 1, 2004

(1)	If the corresponding inception date is less than ten years, the performance is for the time period since the corresponding inception date.

TABLE 1 – B Standard Average Annual Total Returns (Assuming a Surrender Charge and No Optional Features)

Return of Premium Death Benefit (Total Separate Account Annual Expenses: 1.30%)
Subaccount	1 Year Ended 12/31/05	5 Year Ended 12/31/05	Inception of the Subaccount to 12/31/05(1)	Subaccount Inception Date
MTB Large-Cap Growth Fund II	-6.53%	N/A	-2.72%	May 1, 2004
MTB Managed Allocation Fund – Aggressive Growth II	N/A	N/A	-0.74%	May 1, 2005
MTB Managed Allocation Fund – Conservative Growth II	N/A	N/A	-5.64%	May 1, 2005
MTB Managed Allocation Fund – Moderate Growth II	-4.57%	N/A	0.30%	May 1, 2004
MTB Large-Cap Value Fund II	1.64%	N/A	7.24%	May 1, 2004

(1)	If the corresponding inception date is less than ten years, the performance is for the time period since the corresponding inception date.

Non-Standardized Performance Data

TABLE 2 Non-Standardized Average Annual Total Returns (Assuming No Surrender Charge or Optional Features)

Return of Premium Death Benefit
(Total Separate Account Annual Expenses: 1.30%)
Subaccount	1 Year Ended 12/31/05	5 Year Ended 12/31/05	Inception of the Subaccount to 12/31/05(1)	Subaccount Inception Date
MTB Large-Cap Value Fund II	8.88%	N/A	10.95%	May 1, 2004
MTB Large-Cap Growth Fund II	0.71%	N/A	1.65%	May 1, 2004
MTB Managed Allocation Fund – Aggressive Growth II	N/A	N/A	7.26%	May 1, 2005
MTB Managed Allocation Fund – Conservative Growth II	N/A	N/A	2.36%	May 1, 2005
MTB Managed Allocation Fund – Moderate Growth II	2.67%	N/A	4.58%	May 1, 2004
MTB Large-Cap Value Fund II	8.88%	N/A	10.95%	May 1, 2004

(1)	If the corresponding inception date is less than ten years, the performance is for the time period since the corresponding inception date.

4

Adjusted Historical Performance Data

TABLE 3 Hypothetical (Adjusted Historical) Average Annual Total Returns(1) (Assuming a Surrender Charge and No Optional Features)

Return of Premium Death Benefit (Total Separate Account Annual Expenses: 1.30%)
Portfolio	1 Year	5 Year	10 Year or Inception(1)	Corresponding Portfolio Inception Date
MTB Large-Cap Growth Fund II	-6.53%	N/A	-1.54%	May 31, 2002
MTB Managed Allocation Fund – Aggressive Growth II	N/A	N/A	-0.74%	May 1, 2005
MTB Managed Allocation Fund – Conservative Growth II	N/A	N/A	-5.64%	May 1, 2005
MTB Managed Allocation Fund – Moderate Growth II	-4.57%	N/A	2.79%	June 30, 2002
MTB Large-Cap Value Fund II	1.64%	N/A	3.54%	May 31, 2002

(1)	If the corresponding inception date is less than ten years, the performance is for the time period since the corresponding inception date.

TABLE 4 Hypothetical (Adjusted Historical) Average Annual Total Returns (Assuming No Surrender Charge or Optional Features)

Return of Premium Death Benefit (Total Separate Account Annual Expenses: 1.30%)
Portfolio	1 Year	5 Year	10 Year or Inception(1)	Corresponding Portfolio Inception Date
MTB Large-Cap Growth Fund II	0.71%	N/A	0.03%	May 31, 2002
MTB Managed Allocation Fund – Aggressive Growth II	N/A	N/A	7.26%	May 1, 2005
MTB Managed Allocation Fund – Conservative Growth II	N/A	N/A	2.36%	May 1, 2005
MTB Managed Allocation Fund – Moderate Growth II	2.67%	N/A	4.15%	June 30, 2002
MTB Large-Cap Value Fund II	8.88%	N/A	4.81%	May 31, 2002

(1)	If the corresponding inception date is less than ten years, the performance is for the time period since the corresponding inception date.

The figures in the above table may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures above would have been lower. (See the prospectuses for the underlying fund portfolios.)

[THIS SPACE INTENTIONALLY LEFT BLANK]

5

TRANSAMERICA LANDMARK VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement Dated May 1, 2006

to the

Prospectus Dated May 1, 2006

The following investment choices are hereby added to your policy:

STI CLASSIC VARIABLE TRUST

Managed by STI Capital Management, Inc.

STI Classic Capital Appreciation Fund

STI Classic International Equity Fund

STI Classic Investment Grade Bond Fund

STI Classic Large Cap Relative Value Fund

STI Classic Large Cap Value Equity Fund

STI Classic Mid-Cap Equity Fund

STI Classic Small Cap Value Equity Fund

An optional “Liquidity Rider” is available for the Transamerica Landmark Variable Annuity. You can elect this rider which reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase your policy. There is an extra charge for this rider. The rights and benefits under the Liquidity Rider are summarized below. A copy of the rider is available upon request from Transamerica Life Insurance Company. All terms used that are not defined in this supplement shall have the same meanings as the same terms used in the prospectus.

The Liquidity Rider may not be available in all states at the date of this supplement. Please contact Transamerica at (800) 525-6205 for additional information regarding the availability of the Liquidity Rider in your state.

The following hereby amends, and to the extent inconsistent replaces, the corresponding Fee Table and Expense Examples in the prospectus.

ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES(1)

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment choices. State premium taxes may also be deducted, and excess interest

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica Landmark Variable Annuity dated May 1, 2006

adjustments may be made to amounts surrendered or applied to annuity payment options from cash value from the fixed account.

Policy Owner Transaction Expenses:
Sales Load On Purchase Payments	0%
Maximum Surrender Charge (as a % of premium payments surrendered)(2)	8%
Transfer Fee(3)	$0 - $10

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses.

Annual Service Charge(4)	$0 - $35 Per Policy
Separate Account Annual Expenses (as a percentage of average account value):
Base Separate Account Expenses:
Mortality and Expense Risk Fee(5)	1.15%
Administrative Charge	0.15%
Total Base Separate Account Annual Expenses	1.30%
Optional Separate Account Expenses:
Double Enhanced Death Benefit(6)	0.50%
Annual Step-Up Death Benefit(7)	0.20%
Liquidity Rider(8)	0.50%
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses(9)	2.30%
Optional Rider Fees:
Additional Death Distribution(10)	0.25%
Additional Death Distribution+(11)	0.55%

The next item shows the lowest and highest total operating expenses charged by the portfolio companies for the year ended December 31, 2005 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

	Minimum	Maximum
Total Portfolio Annual Operating Expenses(12):
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses.	0.65%	5.60%

This Example is intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include policy owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.

The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the highest fees and expenses of any of the portfolios for the year ended December 31, 2005, and the highest combination of separate account expenses and optional rider fees (including any riders offered by supplement). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example(13)	1 Year	3 Years	5 Years	10 Years
If the policy is surrendered at the end of the applicable time period.	$1688	$3442	$4953	$8247
If the policy is surrendered at the end of the applicable time period – with Liquidity Rider.	$1688	$3442	$4503	$8247
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy.	$968	$2812	$4503	$8247

For information concerning compensation paid for the sale of the policies, see “Distributor of the Policies.”

(1)	During the income phase the fees may be different than those described in the Fee Table. See Section 5, Expenses.

(2)	The surrender charge, if any is imposed, applies to each policy, regardless of how policy value is allocated among the separate account and the fixed account. The surrender charge decreases based on the number of years since the premium payment was made.

If you select the Life with Emergency CashSM annuity payment option, you will be subject to a surrender charge after the annuity commencement date. See Section 5, Expenses.

(3)	The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the separate account and the fixed account. There is no fee for the first 12 transfers per year. For additional transfers, Transamerica may charge a fee of $10 per transfer.

(4)	The service charge applies to the fixed account and the separate account, and is assessed on a pro rata basis relative to each account’s policy value as a percentage of the policy’s total policy value. The annual service charge is deducted on each policy anniversary and at the time of full surrender. We may waive the service charge in certain instances.

(5)	The mortality and expense risk fee shown (1.15%) is for the accumulation phase with the “Return of Premium Death Benefit.”

(6)	The fee for the “Double Enhanced Death Benefit” (0.50%) is in addition to the mortality and expense risk and administrative fee.

(7)	The fee for the “Annual Step-Up Death Benefit” (0.20%) is in addition to the mortality and expense risk and administrative fee.

(8)	The fee for the Liquidity Rider is in addition to the mortality and expense risk fee (1.15%). This fee is only charged for the first four policy years.

(9)	The Double Enhanced Death Benefit fee is included herein.

(10)	The annual Additional Death Distribution fee is 0.25% of the policy value and is deducted only during the accumulation phase.

(11)	The annual Additional Death Distribution+ fee is 0.55% of the policy value and is deducted only during accumulation phase.

(12)

The fee table information relating to the underlying fund portfolios is for the year ending December 31, 2005 (unless otherwise noted) and was provided to Transamerica by the underlying fund portfolios, their investment advisors or managers, and Transamerica has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table.

(13)	The Example does not reflect premium tax charges or transfer fees. Different fees and expense not reflected in the Example may be assessed during the income phase of the policy.

Please remember that the Example is an illustration and does not represent past or future expenses. Your actual expenses may be lower or higher than those reflected in the Example. Similarly, your rate of return may be more or less than the 5% assumed in the Example.

The following hereby amends, and to the extent inconsistent replaces, the corresponding Section 3 in the body of the prospectus.

We have developed this variable annuity product in cooperation with SunTrust Securities, Inc. and its affiliates, and have included underlying fund portfolios based on their recommendations, whose selection criteria may differ from our selection criteria.

The following hereby amends, and to the extent inconsistent replaces, the corresponding Section 5 in the body of the prospectus.

The chart below provides the maximum combined percentages of 12b-1 fees and Support Fees that we anticipate will be paid to us on an annual basis:

Incoming Payments to Transamerica and AFSG

Fund	Maximum Fee % of assets(1)
STI Classic Variable Trust	0.25%

The following hereby amends, and to the extent inconsistent replaces, the corresponding Section 10 in the body of the prospectus.

Liquidity Rider

The optional Liquidity Rider reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase the policy.

Surrender Schedule. The following schedule shows the surrender charges that apply if the Liquidity Rider is elected:

Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium surrendered)
0 – 1	8%
1 – 2	8%
2 – 3	7%
3 – 4	6%
more than 5	0%

Rider Fee. A rider fee equal to an effective annual rate of 0.50% of the daily net asset value in the account is deducted in calculating the accumulation unit values. The rider fee is only charged for the first four policy years. Please note we may credit interest in the fixed account at a lower rate if you select this rider.

2

Accumulation Unit Values. After the end of the fourth policy year, the 0.50% rider fee will no longer be assessed. We intend to administer the removal of the 0.50% charge by changing to a different class of accumulation units. This will result in adjusting the number of accumulation units and adjusting the unit value of the subaccounts in which you were invested at the end of the fourth policy year. The elimination of the fee and the adjustment in the number of accumulation units and unit values will not affect policy values.

Termination. The rider is irrevocable.

This supplement summarizes the Liquidity Rider. The application and operation of the Liquidity Rider are governed by the terms and conditions of the rider itself The Liquidity Rider may vary for certain policies and may not be available for all policies.

[THIS SPACE INTENTIONALLY LEFT BLANK]

3

The following information hereby supplements the corresponding APPENDIX A contained in the prospectus.

APPENDIX A

CONDENSED FINANCIAL INFORMATION

The following tables list the accumulation unit value information for accumulation units outstanding for policies with the highest total separate account expenses and policies with the lowest total separate account expenses available on December 31, 2005. Should the total separate account expense applicable to your policy fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your policy, such information is contained in the SAI. You can obtain a copy of the SAI FREE OF CHARGE by:

calling:	1-800-525-6205

writing:	Transamerica Life Insurance Company Attention: Customer Care Group 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001

		2.30%			1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
STI Classic Capital Appreciation Fund(1)	2005	$1.188990	$1.151890	0.000	$1.208669	$1.182476	13,702.779
	2004	$1.139468	$1.188990	0.000	$1.146969	$1.208669	13,065.303
	2003	$1.000000	$1.139468	0.000	$1.000000	$1.146969	5,678.182
STI Classic International Equity Fund(1)	2005	$1.555242	$1.717382	0.000	$1.580961	$1.762982	26,291.036
	2004	$1.333188	$1.555242	0.000	$1.341958	$1.580961	17,414.909
	2003	$1.000000	$1.333188	0.000	$1.000000	$1.341958	0.000
STI Classic Investment Grade Bond Fund(1)	2005	$1.012483	$1.011450	0.000	$1.029239	$1.038323	57,076.217
	2004	$0.994474	$1.012483	0.000	$1.001025	$1.029239	30,898.880
	2003	$1.000000	$0.994474	0.000	$1.000000	$1.001025	0.000
STI Classic Large Cap Relative Value Fund(1)a	2005	$1.370344	$1.460550	0.000	$1.393010	$1.499322	13,746.322
	2004	$1.226534	$1.370344	0.000	$1.234599	$1.393010	1,963.378
	2003	$1.000000	$1.226534	0.000	$1.000000	$1.234599	0.000
STI Classic Large Cap Value Equity Fund(1)b	2005	$1.365818	$1.385248	0.000	$1.388406	$1.422017	724.166
	2004	$1.211950	$1.365818	0.000	$1.219923	$1.388406	252.088
	2003	$1.000000	$1.211950	0.000	$1.000000	$1.219923	0.000
STI Classic Mid-Cap Equity Fund(1)	2005	$1.455274	$1.626365	0.000	$1.479351	$1.669544	17,042.127
	2004	$1.274491	$1.455274	0.000	$1.282875	$1.479351	17,462.586
	2003	$1.000000	$1.274491	0.000	$1.000000	$1.282875	0.000
STI Classic Small Cap Value Equity Fund(1)	2005	$1.65036	$1.810481	0.000	$1.682412	$1.858547	214,564.313
	2004	$1.363404	$1.65036	0.000	$1.372373	$1.682412	192,385.645
	2003	$1.000000	$1.363404	0.000	$1.000000	$1.372373	0.000

(1)	Subaccount Inception Date May 1, 2003.

a.	Formerly known as STI Classic Growth and Income Fund.

b.	Formerly known as STI Classic Value Income Stock Fund.

4

The following information hereby supplements the corresponding APPENDIX B contained in the prospectus.

APPENDIX B

HISTORICAL PERFORMANCE DATA

Standardized Performance Data

TABLE 1 – A

Standard Average Annual Total Returns

(Assuming a Surrender Charge, ADD+ Rider, Liquidity Rider,

and Income Select for Life Rider with all Additional Benefits)

Annual Step-Up Death Benefit

(Total Separate Account Annual Expenses: 4.05%)

Subaccount	1 Year Ended 12/31/05	5 Year Ended 12/31/05	10 Year or Inception(1)	Subaccount Inception Date
STI Classic Capital Appreciation Fund	-10.90%	N/A	2.66%	May 1, 2003
STI Classic International Equity Fund	2.55%	N/A	21.09%	May 1, 2003
STI Classic Investment Grade Bond Fund	-7.91%	N/A	-2.59%	May 1, 2003
STI Classic Large Cap Relative Value Fund(2)	-1.27%	N/A	13.34%	May 1, 2003
STI Classic Large Cap Value Equity Fund(3)	-6.39%	N/A	10.89%	May 1, 2003
STI Classic Mid-Cap Equity Fund	3.96%	N/A	18.44%	May 1, 2003
STI Classic Small Cap Value Equity Fund	-6.39%	N/A	10.89%	May 1, 2003

TABLE 1 – B

Standard Average Annual Total Returns

(Assuming a Surrender Charge and No Optional Features)

Return of Premium Death Benefit

(Total Separate Account Annual Expenses: 1.30%)

Subaccount	1 Year Ended 12/31/05	5 Year Ended 12/31/05	10 Year or Inception(1)	Subaccount Inception Date
STI Classic Capital Appreciation Fund	-9.40%	N/A	4.48%	May 1, 2003
STI Classic International Equity Fund	4.40%	N/A	23.17%	May 1, 2003
STI Classic Investment Grade Bond Fund	-6.35%	N/A	-0.97%	May 1, 2003
STI Classic Large Cap Relative Value Fund	0.40%	N/A	15.31%	May 1, 2003
STI Classic Large Cap Value Equity Fund	-4.82%	N/A	12.83%	May 1, 2003
STI Classic Mid-Cap Equity Fund	5.85%	N/A	20.48%	May 1, 2003
STI Classic Small Cap Value Equity Fund	-4.82%	N/A	12.83%	May 1, 2003

(1)	If the corresponding inception date is less than ten years, the performance is for the time period since the corresponding inception date.

(2)	Formerly known as STI Classic Growth and Income Fund.

(3)	Formerly known as STI Classic Value Income Stock Fund.

5

Non-Standardized Performance Data

TABLE 2

Non-Standardized Average Annual Total Returns

(Assuming No Surrender Charge or Optional Features)

Return of Premium Death Benefit

(Total Separate Account Annual Expenses: 1.30%)

Subaccount	1 Year Ended 12/31/05	5 Year Ended 12/31/05	10 Year or Inception(1)	Subaccount Inception Date
STI Classic Capital Appreciation Fund	-2.17%	N/A	6.48%	May 1, 2003
STI Classic International Equity Fund	11.51%	N/A	23.65%	May 1, 2003
STI Classic Investment Grade Bond Fund	0.88%	N/A	1.42%	May 1, 2003
STI Classic Large Cap Relative Value Fund	7.63%	N/A	16.37%	May 1, 2003
STI Classic Large Cap Value Equity Fund	2.42%	N/A	14.09%	May 1, 2003
STI Classic Mid-Cap Equity Fund	12.86%	N/A	21.15%	May 1, 2003
STI Classic Small Cap Value Equity Fund	2.42%	N/A	14.09%	May 1, 2003

Adjusted Historical Performance Data

TABLE 3

Hypothetical (Adjusted Historical) Average Annual Total Returns

(Assuming a Surrender Charge and No Optional Features)

Return of Premium Death Benefit

(Total Separate Account Annual Expenses: 1.30%)

Portfolio	1 Year	5 Year	10 Year or Inception(1)	Corresponding Portfolio Inception Date
STI Classic Capital Appreciation Fund	-9.40%	-3.64%	7.07%	October 2, 1995
STI Classic International Equity Fund	4.40%	2.49%	4.71%	November 7, 1996
STI Classic Investment Grade Bond Fund	-6.35%	2.90%	3.44%	October 2, 1995
STI Classic Large Cap Relative Value Fund	0.40%	1.36%	2.63%	December 31, 1999
STI Classic Large Cap Value Equity Fund	-4.82%	1.85%	6.40%	October 2, 1995
STI Classic Mid-Cap Equity Fund	5.85%	2.99%	6.48%	October 2, 1995
STI Classic Small Cap Value Equity Fund	-4.82%	1.85%	6.40%	October 22, 1997

TABLE 4

Hypothetical (Adjusted Historical) Average Annual Total Returns

(Assuming No Surrender Charge or Optional Features)

Return of Premium Death Benefit

(Total Separate Account Annual Expenses: 1.30%)

Portfolio	1 Year	5 Year	10 Year or Inception(1)	Corresponding Portfolio Inception Date
STI Classic Capital Appreciation Fund	-2.17%	-2.79%	7.11%	October 2, 1995
STI Classic International Equity Fund	11.51%	3.12%	4.75%	November 7, 1996
STI Classic Investment Grade Bond Fund	0.88%	3.51%	3.48%	October 2, 1995
STI Classic Large Cap Relative Value Fund	7.63%	2.06%	3.01%	December 31, 1999
STI Classic Large Cap Value Equity Fund	2.42%	2.52%	6.44%	October 2, 1995
STI Classic Mid-Cap Equity Fund	12.86%	3.59%	6.52%	October 2, 1995
STI Classic Small Cap Value Equity Fund	2.42%	2.52%	6.44%	October 22, 1997

(1)	If the corresponding inception date is less than ten years, the performance is for the time period since the corresponding inception date.

(2)	Formerly known as STI Classic Growth and Income Fund.

(3)	Formerly known as STI Classic Value Income Stock Fund.

The figures in the above table may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures above would have been lower. (See the prospectuses for the underlying fund portfolios.)

6

TRANSAMERICA LANDMARK VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated May 1, 2006

to the

Statement of Additional Information dated May 1, 2006

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS

The following examples show the effect of withdrawals on the benefits under the living benefits rider.

Guaranteed Minimum Accumulation Benefit

Gross partial withdrawals will reduce the guaranteed future value by an amount equal to the greater of:

1)	the gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the amount of gross partial withdrawal;

B	is the policy value immediately prior to the gross partial withdrawal; and

C	is the guaranteed future value immediately prior to the gross partial withdrawal.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum accumulation benefit.

Example 1:

Assumptions:

Policy value prior to withdrawal (“PV”) = $90,000

Guaranteed future value prior to withdrawal (“GFV”) = $100,000

Gross withdrawal amount (“WD”) = $10,000

Step One. What is the pro rata value of the amount withdrawn?

1.	Formula is (WD / PV) * GFV = pro rata amount

2.	($10,000 / $90,000) * $100,000 = $11,111.11

This Supplement must be accompanied or preceded

by the Statement of Additional Information for the

Transamerica Landmark Variable Annuity dated May 1, 2006

Step Two. Which is larger, the $10,000 withdrawal or the $11,111.11 pro rata amount?

$11,111.11 pro rata amount

Step Three. After the withdrawal is taken, what will be new guaranteed future value?

$100,000 – $11,111.11 = $88,888.89

Result. If no more withdrawals are taken, the guaranteed future value on the 10th rider anniversary is $88,888.89.

Example 2:

Assumptions:

PV	= $120,000

GFV	= $100,000

WD	= $10,000

Step One. What is the pro rata value of the amount withdrawn?

1.	Formula is (WD / PV) * GFV = pro rata amount

2.	($10,000 / $120,000) * $100,000 = $8,333.33

Step Two. Which is larger, the $10,000 withdrawal or the $8,333.33 pro rata amount?

$10,000 withdrawal

Step Three. After the withdrawal is taken, what will be new guaranteed future value?

$100,000 – $10,000 = $90,000

Result. If no more withdrawals are taken, the guaranteed future value on the 10th Rider Anniversary is $90,000.

Guaranteed Minimum Withdrawal Benefit

Total Withdrawal Base. Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the total withdrawal base prior to the withdrawal of the excess amount.

2

Minimum Remaining Withdrawal Amount. Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum withdrawal benefit.

When a withdrawal is taken, three parts of the guaranteed minimum withdrawal benefit can be affected:

1.	Minimum remaining withdrawal amount (“MRWA”)

2.	Total withdrawal base (“TWB”)

3.	Maximum annual withdrawal amount (“MAWA”)

Example 1 (7% “principal back”):

Assumptions:

TWB = $100,000

MRWA = $100,000

7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)

WD = $7,000

Excess withdrawal (“EWD”) = None

PV = $100,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the withdrawal greater than the “principal back” maximum annual withdrawal amount?

No. There is no excess withdrawal under the “principal back” guarantee if no more than $7,000 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 (there is no excess to deduct)

2.	$100,000 – $7,000 = $93,000.

Result. In this example, because no portion of the withdrawal was in excess of $7,000, the “principal back” total withdrawal base does not change and the “principal back” minimum remaining withdrawal amount is $93,000.00.

3

Example 2 (7% “principal back”):

Assumptions:

TWB = $100,000

MRWA = $100,000

7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)

WD = $8,000

EWD = $1,000 ($8,000 – $7,000)

PV = $90,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $8,000 – $7,000 = $1,000 (the excess withdrawal amount)

Step Two. Calculate how much of the “principal back” minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV – 7% WD)) * (MRWA – 7% WD)

2.	($1,000 / ($90,000 – $7,000)) * ($100,000 – $7,000) = $1,120.48

Step Three. Which is larger, the actual $1,000 excess withdrawal amount or the $1,120.48 pro rata amount?

$1,120.48 pro rata amount

Step Four. What is the “principal back” minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 (GAWA) + $1,120.48 (pro rata excess) = $8,120.48

2.	$100,000 – $8,120.48 = $91,879.52

Result. The “principal back” minimum remaining withdrawal amount is $91,879.52.

NOTE. For the guaranteed minimum withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $7,000, the “principal back” total withdrawal base would remain at $100,000 and the “principal back” maximum annual withdrawal amount would be $7,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 7% is based on).

New “principal back” total withdrawal base:

Step One. The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV – 7% WD)) * TWB before any adjustments

2.	($1,000 / ($90,000 – $7,000)) * $100,000 = $1,204.82

Step Three. Which is larger, the actual $1,000 excess withdrawal amount or the $1,204.82 pro rata amount?

$1,204.82 pro rata amount.

4

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 – $1,204.82 = $98,795.18

Result. The new “principal back” total withdrawal base is $98,795.18

New “principal back” maximum annual withdrawal amount:

Because the “principal back” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 7% “principal back” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new “principal back” maximum annual withdrawal amount?

$98,795.18 (the adjusted total withdrawal base) * 7% = $6,915.66

Result. Going forward, the maximum you can take out in a rider year is $6,915.66 without causing an excess withdrawal for the “principal back” guarantee and further reduction of the “principal back” total withdrawal base.

Example 3 (5% “for life”):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $5,000

Excess withdrawal (“EWD”) = None

PV = $100,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the withdrawal greater than the “for life” maximum annual withdrawal amount?

No. There is no excess withdrawal under the “for life” guarantee if no more than $5,000 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (there is no excess to deduct).

2.	$100,000 – $5,000 = $95,000.

Result. In this example, because no portion of the withdrawal was in excess of $5,000, the “for life” total withdrawal base does not change and the “for life” minimum remaining withdrawal amount is $95,000.00.

5

Example 4 (5% “for life”):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $7,000

EWD = $2,000 ($7,000 – $5,000)

PV = $90,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $7,000 – $5,000 = $2,000 (the excess withdrawal amount)

Step Two. Calculate how much of the “for life” minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV – 5% WD)) * (MRWA – 5% WD)

2.	($2,000 / ($90,000 – $5,000)) * ($100,000 – $5,000) = $2,235.29

Step Three. Which is larger, the actual $2,000 excess withdrawal amount or the $2,235.29 pro rata amount?

$2,235.29 pro rata amount

Step Four. What is the “for life” minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (GAWA) + $2,235.29 (pro rata excess) = $7,235.29

2.	$100,000 – $7,235.29 = $92,764.71

Result. The “for life” minimum remaining withdrawal amount is $92,764.71.

NOTE. For the guaranteed minimum withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $5,000, the “for life” total withdrawal base would remain at $100,000 and the “for life” maximum annual withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).

New “for life” total withdrawal base:

Step One. The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV – 5% WD)) * TWB before any adjustments

2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94

Step Three. Which is larger, the actual $2,000 excess withdrawal amount or the $2,352.94 pro rata amount?

$2,352.94 pro rata amount.

6

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 – $2,352.94 = $97,647.06

Result. The new “for life” total withdrawal base is $97,647.06

New “for life” maximum annual withdrawal amount:

Because the “for life” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% “for life” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new “for life” maximum annual withdrawal amount?

$97,647.06 (the adjusted total withdrawal base) * 5% = $4,882.35

Result. Going forward, the maximum you can take out in a rider year is $4,882.35 without causing an excess withdrawal for the “for life” guarantee and further reduction of the “for life” total withdrawal base.

[THIS SPACE INTENTIONALLY LEFT BLANK]

7

TRANSAMERICA LANDMARK VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated May 1, 2006

to the

Statement of Additional Information dated May 1, 2006

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ADJUSTED PARTIAL SURRENDERS

Total Withdrawal Base. Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the total withdrawal base prior to the withdrawal of the excess amount.

Minimum Remaining Withdrawal Amount. Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

This Supplement must be accompanied or preceded

by the Statement of Additional Information for the

Transamerica Landmark Variable Annuity dated May 1, 2006

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum withdrawal benefit.

When a withdrawal is taken, three parts of the guaranteed minimum withdrawal benefit can be affected:

1.	Minimum remaining withdrawal amount (“MRWA”)

2.	Total withdrawal base (“TWB”)

3.	Maximum annual withdrawal amount (“MAWA”)

Example 1 (5 For Life):

Assumptions:

TWB	=	$100,000

MRWA	=	$100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD	=	$5,000

Excess withdrawal (“EWD”) = None

PV	=	$100,000

You	=	Owner and Annuitant (Age 60)

Step One. Is any portion of the withdrawal greater than the maximum annual withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $5,000 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (there is no excess to deduct)

2.	$100,000 - $5,000 = $95,000.

Result. In this example, because no portion of the withdrawal was in excess of $5,000, the total withdrawal base does not change and the minimum remaining withdrawal amount is $95,000.00.

Example 2 (5 For Life):

Assumptions:

TWB	=	$100,000
MRWA	=	$100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD	=	$7,000
EWD	=	$2,000 ($7,000 - $5,000)
PV	=	$90,000
You	=	Owner and Annuitant (Age 60)

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $7,000 - $5,000 = $2,000 (the excess withdrawal amount)

2

Step Two. Calculate how much of the minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV – 5% WD)) * (MRWA – 5% WD)

2.	($2,000 / ($90,000 – $5,000)) * ($100,000 – $5,000) = $2,235.29

Step Three. Which is larger, the actual $2,000 excess withdrawal amount or the $2,235.29 pro rata amount?

$2,235.29 pro rata amount

Step Four. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (MAWA) + $2,235.29 (pro rata excess) = $7,235.29

2.	$100,000 - $7,235.29 = $92,764.71

Result. The minimum remaining withdrawal amount is $92,764.71.

NOTE. For the guaranteed minimum withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $5,000, the total withdrawal base would remain at $100,000 and the maximum annual withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).

New total withdrawal base:

Step One. The total withdrawal base is only reduced by amount of the excess or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV – 5% WD)) * TWB before any adjustments

2.	($2,000 / ($90,000 – $5,000)) * $100,000 = $2,352.94

Step Three. Which is larger, the actual $2,000 excess withdrawal amount or the $2,352.94 pro rata amount?

$2,352.94 pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $2,352.94 = $97,647.06

Result. The new total withdrawal base is $97,647.06

New maximum annual withdrawal amount:

Because the total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% guarantee that will be available starting on the next calendar anniversary. This calculation assumes no more activity prior to the next calendar anniversary.

Step One. What is the new maximum annual withdrawal amount?

$97,647.06 (the adjusted total withdrawal base) * 5% = $4,882.35

3

Result. Going forward, the maximum you can take out in a year is $4,882.35 without causing an excess withdrawal for the guarantee and further reduction of the total withdrawal base.

Example 1 (5 For Life with Growth):

Assumptions:

TWB	=	$100,000

TWB in 10 years = $100,000 * (1 + .05) ^ 10 = $162,889

MRWA (optional benefit for additional cost) = $100,000

5% WD beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 total withdrawal base)

Please Note that withdrawals under this rider can begin prior to the 10th rider anniversary, but the TWB growth will stop at the earlier of the 1st withdrawal or the 10th rider anniversary.

WD	=	$8,144

Excess withdrawal (“EWD”) = None

PV	=	$90,000 in 10 years
You	=	Owner and Annuitant (Age 60) on rider issue; age 70 at time withdrawals begin

Step One. Is any portion of the withdrawal greater than the maximum annual withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $8,144 (there is no excess to deduct)

2.	$100,000 - $8,144 = $91,856.

Result. In this example, because no portion of the withdrawal was in excess of $8,144, the total withdrawal base does not change and the minimum remaining withdrawal amount is $91,856.

Example 2 (5 For Life with Growth):

Assumptions:

TWB	=	$100,000

TWB in 10 years = $100,000 * (1 + .05) ^ 10 = $162,889

MRWA (optional benefit for additional cost) = $100,000

5% WD beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 total withdrawal base)

Please Note that withdrawals under this rider can begin prior to the 10th rider anniversary, but the TWB growth will stop at the earlier of the 1st withdrawal or the 10th rider anniversary.

WD	=	$10,000
EWD	=	$1,856 ($10,000 - $8,144)
PV	=	$90,000 in 10 years
You	=	Owner and Annuitant (Age 60) on rider issue; age 70 at time withdrawals begin

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $10,000 - $8,144 = $1,856 (the excess withdrawal amount)

Step Two. Calculate how much of the minimum remaining withdrawal amount is affected by the excess withdrawal.

4

1.	Formula for pro rata amount is: (EWD / (PV - 5% WD)) * (MRWA - 5% WD)

2.	($1,856 / ($90,000 - $8,144)) * ($100,000 - $8,144) = $2,082.74

Step Three. Which is larger, the actual $1,856 excess withdrawal amount or the $2,082.74 pro rata amount?

$2,082.74 pro rata amount

Step Four. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $8,144 (MAWA) + $2,082.74 (pro rata excess) = $10,226.74

2.	$100,000 - $10,226.74= $89,773.26

Result. The minimum remaining withdrawal amount is $89,773.26.

NOTE. For the guaranteed minimum withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $8,144, the total withdrawal base would remain at $162,889 and the maximum annual withdrawal amount would be $8,144. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).

New total withdrawal base:

Step One. The total withdrawal base is only reduced by amount of the excess or the pro rata amount if greater.

5

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV - 5% WD)) * TWB before any adjustments

2.	($1,856 / ($90,000 - $8,144)) * $162,889 = $3,693.34

Step Three. Which is larger, the actual $1,856 excess withdrawal amount or the $3,693.34 pro rata amount?

$3,693.34 pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$162,889 - $3,693.34 = $159,195.66

Result. The new total withdrawal base is $159,195.66

New maximum annual withdrawal amount:

Because the total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% guarantee that will be available starting on the next calendar anniversary. This calculation assumes no more activity prior to the next calendar anniversary.

Step One. What is the new maximum annual withdrawal amount?

$159,195.66 (the adjusted total withdrawal base) * 5% = $7,959.78

Result. Going forward, the maximum you can take out in a year is $7,959.78 without causing an excess withdrawal for the guarantee and further reduction of the total withdrawal base.

Example 1 (Income Select with Growth and Death):

Assumptions:

You	=	Owner and Annuitant, or younger of annuitant and annuitant’s spouse if joint life option is elected for additional cost, age 55 on rider issue; age 65 at time withdrawals begin, which means Income Benefit Percentage is 5%.

TWB at rider issue = $100,000

TWB in 10 years (optional growth benefit for additional cost) = $100,000 * (1 + .05) ^ 10 = $162,889

MRWA (optional additional death benefit for additional cost) = $100,000

5% WD beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 total withdrawal base)

Please Note that withdrawals under this rider can begin prior to the 10th rider anniversary, but the TWB growth will stop at the earlier of the 1st withdrawal or the 10th rider anniversary.

WD	=	$8,144

Excess withdrawal (“EWD”) = None

PV	=	$90,000 in 10 years

Step One. Is any portion of the withdrawal greater than the maximum annual withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

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1.	Total to deduct from the minimum remaining withdrawal amount is $8,144 (there is no excess to deduct)

2.	$100,000 - $8,144 = $91,856.

Result. In this example, because no portion of the withdrawal was in excess of $8,144, the total withdrawal base does not change and the minimum remaining withdrawal amount is $91,856.

Example 2 (Income Select with Growth and Death):

Assumptions:

You	=	Owner and Annuitant, or younger of annuitant and annuitant’s spouse if joint life option is elected for additional cost, age 55 on rider issue; age 65 at time withdrawals begin, which means Income Benefit Percentage is 5%.

TWB at rider issue = $100,000

TWB in 10 years (optional growth benefit for additional cost) = $100,000 * (1 + .05) ^ 10 = $162,889

MRWA (optional additional death benefit for additional cost) = $100,000

5% WD beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 total withdrawal base)

Please Note that withdrawals under this rider can begin prior to the 10th rider anniversary, but the TWB growth will stop at the earlier of the 1st withdrawal or the 10th rider anniversary.

WD	=	$10,000
EWD	=	$1,856 ($10,000 - $8,144)
PV	=	$90,000 in 10 years

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $10,000 - $8,144 = $1,856 (the excess withdrawal amount)

Step Two. Calculate how much of the minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV - 5% WD)) * (MRWA - 5% WD)

2.	($1,856 / ($90,000 - $8,144)) * ($100,000 - $8,144) = $2,082.74

Step Three. Which is larger, the actual $1,856 excess withdrawal amount or the $2,082.74 pro rata amount?

$2,082.74 pro rata amount

Step Four. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $8,144 (MAWA) + $2,082.74 (pro rata excess) = $10,226.74

2.	$100,000 - $10,226.74= $89,773.26

Result. The minimum remaining withdrawal amount is $89,773.26.

NOTE. For the guaranteed minimum withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $8,144, the total withdrawal base would remain at $162,889 and the maximum annual withdrawal amount would be $8,144. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).

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New total withdrawal base:

Step One. The total withdrawal base is only reduced by amount of the excess or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV - 5% WD)) * TWB before any adjustments

2.	($1,856 / ($90,000 - $8,144)) * $162,889 = $3,693.34

Step Three. Which is larger, the actual $1,856 excess withdrawal amount or the $3,693.34 pro rata amount?

$3,693.34 pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$162,889 - $3,693.34 = $159,195.66

Result. The new total withdrawal base is $159,195.66

New maximum annual withdrawal amount:

Because the total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% guarantee that will be available starting on the next calendar anniversary. This calculation assumes no more activity prior to the next calendar anniversary.

Step One. What is the new maximum annual withdrawal amount?

$159,195.66 (the adjusted total withdrawal base) * 5% = $7,959.78

Result. Going forward, the maximum you can take out in a year is $7,959.78 without causing an excess withdrawal for the guarantee and further reduction of the total withdrawal base.

Example 3 (Income Select with Growth and Death):

Assumptions:

Rider Date	=	1/1/2006
You	=	Owner and Annuitant, or younger of annuitant and annuitant’s spouse if joint life option is elected for additional cost, age 55 on rider issue; age 65 at time withdrawals begin, which means Income Benefit Percentage is 5%.

TWB at rider issue = $100,000

TWB in 10 years (optional growth benefit for additional cost) = $100,000 * (1 + .05) ^ 10 = $162,889

MRWA (optional additional death benefit for additional cost) = $100,000

Annuitant qualifies for Income Enhancement benefit beginning 10 years from rider date, which means that the Income Benefit Percentage is now 10% for calendar year 2016.

5% WD beginning 10 years from the rider date would be $16,288.90 (10% of the then-current $162,889 TWB)

Please Note that withdrawals under this rider can begin prior to the 10th rider anniversary, but the TWB growth will stop at the earlier of the 1st withdrawal or the 10th rider anniversary.

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WD	=	$16,288.90

Excess withdrawal (“EWD”) = None

PV	=	$90,000 in 10 years

Step One. Is any portion of the withdrawal greater than the maximum annual withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $16,288.90 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $16,288.90 (there is no excess to deduct)

2.	$100,000 - $16,288.90 = $83,711.10.

Result. In this example, because no portion of the withdrawal was in excess of $16,288.90, the total withdrawal base does not change and the minimum remaining withdrawal amount is $83,711.10.

The increase to the Income Benefit Percentage due to the Income Enhancement stops when the qualifying person or persons is/are no longer confined as described in the rider. Any withdrawals taken in excess of the maximum annual withdrawal amount either with or without the Income Enhancement benefit will adjust the rider values as shown in Example 2 (Income Select with Growth and Death).

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STATEMENT OF ADDITIONAL INFORMATION

TRANSAMERICA LANDMARK VARIABLE ANNUITY

Issued through

SEPARATE ACCOUNT VA B

Offered by

TRANSAMERICA LIFE INSURANCE COMPANY

This Statement of Additional Information expands upon subjects discussed in the current prospectus for the Transamerica Landmark Variable Annuity offered by Transamerica Life Insurance Company (“Transamerica”). You may obtain a copy of the prospectus dated May 1, 2006 by calling 1-800-525-6205, or by writing to the Administrative and Service Office, P.O. Box 3183 Cedar Rapids, Iowa 52406-3183. The prospectus sets forth information that a prospective investor should know before investing in a policy. Terms used in the current prospectus for the policy are incorporated in this Statement of Additional Information.

This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectuses for the policy and the underlying fund portfolios.

Dated: May 1, 2006

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GLOSSARY OF TERMS

Accumulation Unit—An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value—The policy value increased or decreased by any excess interest adjustments.

Administrative and Service Office—Transamerica Life Insurance Company, Attention: Customer Care Group, P.O. Box 3183 Cedar Rapids, Iowa 52406-3183. The street address is 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499-0001.

Annuitant—The person on whose life any annuity payments involving life contingencies will be based.

Annuity Commencement Date—The date upon which annuity payments are to commence. This date may be any date at least thirty days after the policy date and may not be later than the last day of the policy month following the month after the annuitant attains age 95. The annuity commencement date may have to be earlier for qualified policies and may be earlier if required by state law.

Annuity Payment Option—A method of receiving a stream of annuity payments selected by the owner.

Annuity Unit—An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.

Beneficiary—The person who has the right to the death benefit as set forth in the policy.

Business Day—A day when the New York Stock Exchange is open for business.

Cash Value— The adjusted policy value less any applicable surrender charge and less any rider fees (imposed upon surrender).

Code—The Internal Revenue Code of 1986, as amended.

Enrollment form—A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.

Excess Interest Adjustment—A positive or negative adjustment to amounts surrendered (both partial and full surrenders and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by Transamerica since the date any payment was received by (or an amount was transferred to) the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon surrender (either full or partial) or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Excess Partial Surrender—The portion of a partial surrender (surrender) that exceeds the penalty free amount.

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Fixed Account—One or more investment choices under the policy that are part of Transamerica’s general assets and which are not in the separate account.

Guaranteed Period Options—The various guaranteed interest rate periods of the fixed account, which Transamerica may offer and into which premiums may be paid or amounts may be transferred.

Nonqualified Policy—A policy other than a qualified policy.

Owner— The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner in the information that we require to issue a policy.

Policy Date— The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.

Policy Value—On or before the annuity commencement date, the policy value is equal to the owner’s:

•	premium payments; minus

•	partial surrenders (including the net effect of any applicable excess interest adjustment and/or surrender charges on such surrenders); plus

•	interest credited in the fixed account; plus

•	accumulated gains in the separate account; minus

•	losses in the separate account; minus

•	service charges, rider fees, premium taxes, and transfer fees and any other charges, if any.

Policy Year—A policy year begins on the date on which the policy becomes effective and on each anniversary thereof.

Premium Payment—An amount paid to Transamerica by the owner or on the owner’s behalf as consideration for the benefits provided by the policy.

Qualified Policy—A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Separate Account—Separate Account VA B, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.

Service Charge—An annual charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses. This annual charge is $35, but will not exceed 2% of the policy value.

Subaccount—A subdivision within the separate account, the assets of which are invested in a specified portfolio of the underlying fund portfolios.

Surrender Charge—A percentage of each premium payment depending upon the length of time from the date of each premium payment. The surrender charge is assessed on full or partial surrenders from the policy. A surrender charge may also be referred to as a “contingent deferred sales charge.”

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Valuation Period—The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of values. Such determination shall be made on each business day.

Variable Annuity Payments—Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.

Written Notice—Written notice, signed by the owner, that gives Transamerica the information it requires and is received at the administrative and service office. For some transactions, Transamerica may accept an electronic notice such as telephone instructions. Such electronic notice must meet the requirements Transamerica establishes for such notices.

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In order to supplement the description in the prospectus, the following provides additional information about Transamerica and the policy, which may be of interest to a prospective purchaser.

THE POLICY—GENERAL PROVISIONS

Owner

The policy shall belong to the owner upon issuance of the policy after completion of an enrollment form and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with Transamerica’s consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of your spouse in a community or marital property state.

Unless Transamerica has been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.

Note carefully. If the owner predeceases the annuitant and no joint owner, primary beneficiary, or contingent beneficiary is alive or in existence on the date of death, the owner’s estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy.

The owner may change the ownership of the policy in a written notice. When this change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment Transamerica has made or action Transamerica has taken before recording the change. Changing the owner does not change the designation of the beneficiary or the annuitant.

If ownership is transferred to a new owner (except to the owner’s spouse) because the owner dies before the annuitant, the cash value generally must be distributed to the new owner within five years of the owner’s death, or payments must be made for a period certain or for the new owner’s lifetime so long as any period certain does not exceed that new owner’s life expectancy, if the first payment begins within one year of your death.

Entire Policy

The policy, any endorsements or riders thereon, the enrollment form, or information provided in lieu thereof, constitute the entire contract between Transamerica and the owner. All statements in the enrollment form are representations and not warranties. No statement will cause the policy to be void or to be used in defense of a claim unless contained in the enrollment form or information provided in lieu thereof.

Misstatement of Age or Sex

If the age or sex of the annuitant or owner has been misstated, Transamerica will change the annuity benefit payable to

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that which the premium payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by Transamerica shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment made by Transamerica due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the annuitant or owner may be established at any time by the submission of proof satisfactory to Transamerica.

Addition, Deletion, or Substitution of Investments

Transamerica cannot and does not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. Transamerica retains the right, subject to any applicable law, to make certain changes in the separate account and its investments. Transamerica reserves the right to eliminate the shares of any portfolio held by a subaccount2 and to substitute shares of another portfolio of the underlying fund portfolios, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in Transamerica’s judgment, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, as amended, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission (“SEC”). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity policies, or from affecting an exchange between series or classes of variable annuity policies on the basis of your requests.

New subaccounts may be established when, in the sole discretion of Transamerica, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by Transamerica. Each additional subaccount will purchase shares in a mutual fund portfolio, or other investment vehicle. Transamerica may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, Transamerica will notify you and request a reallocation of the amounts invested in the eliminated subaccount. If no such reallocation is provided by you, Transamerica will reinvest the amounts in the subaccount that invests in the Transamerica Money Market Portfolio (or in a similar portfolio of money market instruments). If a portfolio of money market instruments is unavailable, Transamerica will reinvest the amounts in another subaccount, or in the fixed account, if appropriate.

Similarly, Transamerica will close a subaccount to new investment (either transfers or premium payments) if the corresponding portfolio closes to new investments. Any amounts that would otherwise be invested in a closed subaccount (for premium allocations, portfolio rebalancing, dollar cost averaging, automatic checking account or payroll deductions for period premiums, etc.) will, if you do not provide instructions for a new allocation be invested in the subaccount that invests in the Putnam VT Money Market Fund (or in a similar portfolio of money market instruments). If a portfolio of money market instruments is unavailable, Transamerica will reinvest the amounts in another subaccount, or in the fixed account, if appropriate.

In the event of any such substitution or change, Transamerica may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (1) operated as a management company under the 1940 Act or any other form permitted by law, (2) deregistered under the 1940 Act in the event such registration is no longer required or (3) combined with one or more other separate accounts. To the extent permitted by applicable law, Transamerica also may (1) transfer the assets of the separate account associated with the policies to another account or accounts, (2) restrict or eliminate any voting rights of owners or other persons who

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have voting rights as to the separate account, (3) create new separate accounts, (4) add new subaccounts to or remove existing subaccounts from the separate account, or combine subaccounts, or (5) add new underlying fund portfolios, or substitute a new fund for an existing fund.

Excess Interest Adjustment

Money that you surrender from, transfer out of, or apply to an annuity payment option, from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a surrender, if interest rates set by Transamerica have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value.

Excess interest adjustments will not reduce the adjusted policy value for a guaranteed period option below the premium payments and transfers to that guaranteed period option, less any prior partial surrenders and transfers from the guaranteed period option, plus interest at the policy’s minimum guaranteed effective annual interest rate. This is referred to as the excess interest adjustment floor.

The formula that will be used to determine the excess interest adjustment is:

S* (G-C)* (M/12)

S	=	Gross amount being surrendered that is subject to the excess interest adjustment

G	=	Guaranteed interest rate in effect for the policy

C	=	Current guaranteed interest rate then being offered on new premiums for the next longer option period than “M”. If this policy form or such an option period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month, plus up to 2%.

M	=	Number of months remaining in the current option period, rounded up to the next higher whole number of months.

*	=	multiplication

^	=	exponentiation

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Example 1 (Full Surrender, rates increase by 3%):

Single premium:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Surrender:	Middle of policy year 2
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative Earnings	= 54,181.21 – 50,000.00 = 4,181.21
10% of Premium	= 50,000.00 * .10 = 5,000.00
Penalty free amount at middle of policy year 2	= 5,000.00
Amount free of excess interest adjustment	= 4,181.21
Amount subject to excess interest adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 1.5 = 51,129.21
Excess interest adjustment
G = .055
C = .085
M = 42
Excess interest adjustment	= S* (G-C)* (M/12)
= 50,000.00 * (.055-.085) * (42/12)
= -5,250.00, but excess interest adjustment cannot cause the adjusted policy value to fall below the excess interest adjustment floor, so the adjustment is limited to 51,129.21 - 54,181.21 = -3,052.00
Adjusted policy value	= policy value + excess interest adjustment = 54,181.21 + (-3,052.00) = 51,129.21
Portion of penalty-free amount which is deducted from cumulative earnings	= cumulative earnings = 4,181.21
Portion of penalty-free amount which is deducted from premium	= 5,000 – 4,181.21 = 818.79
Surrender charges	= (50,000.00 – 818.79)* .08 = 3,934.50
Net surrender value at middle of policy year 2	= 51,129.21 - 3,934.50 = 47,194.71

Upon full surrender of the policy, the net surrender value will never be less than that required by the non-forfeiture laws of your state.

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Example 2 (Full Surrender, rates decrease by 1%):

Single premium:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Surrender:	Middle of policy year 2
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative Earnings	= 54,181.21 – 50,000.00 = 4,181.21
10% of Premium	= 50,000.00 * .10 = 5,000.00
Penalty free amount at middle of policy year 2	= 5,000.00
Amount free of excess interest adjustment	= 4,181.21
Amount subject to excess interest adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 1.5 = 51,129.21
Excess interest adjustment
G = .055
C = .045
M = 42
Excess interest adjustment	= S* (G-C)* (M/12)
= 50,000.00 * (.055-.045) * (42/12) = 1,750.00
Adjusted policy value	= 54,181.21 + 1,750.00 = 55,931.21
Portion of penalty-free amount which is deducted from cumulative earnings	= cumulative earnings = 4,181.21
Portion of penalty-free amount which is deducted from premium	= 5,000.00 – 4,181.21 = 818.79
Surrender charges	= (50,000.00 – 818.79) * .08 = 3,934.50
Net surrender value at middle of policy year 2	= 55,931.21 - 3,934.50 = 51,996.71

Upon full surrender of the policy, the net surrender value will never by less than that required by the non-forfeiture laws of your state.

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On a partial surrender, Transamerica will pay the policyholder the full amount of surrender requested (as long as the policy value is sufficient). Amounts surrendered will reduce the policy value by an amount equal to:

R - E + SC

R	= the requested partial surrender;

E	= the excess interest adjustment; and

SC	= the surrender charges on (EPW - E); where

EPW	= the excess partial withdrawal amount.

Example 3 (Partial Surrender, rates increase by 1%):

Single premium:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Partial surrender:	$20,000 (requested withdrawal amount after penalties); middle of policy year 2
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative Earnings	= 54,181.21 – 50,000.00 = 4,181.21
10% of Premium	= 50,000.00 * .10 = 5,000.00
Penalty free amount at middle of policy year 2	= 5,000.00
Amount free of excess interest adjustment	= 4,181.21
Excess interest adjustment/surrender charge
S = 20,000 – 4,181.21 = 15,818.79
G = .055
C = .065
M = 42
E = 15,818.79 * (.055 - .065) * (42/12) = -553.66
EPW = 20,000.00 - 5,000.00 = 15,000.00

To receive the full $20,000 partial surrender amount, we must “gross-up” the EPW amount to account for the surrender charges to be deducted. This is done by dividing the EPW by (1 – surrender charge).

New EPW = 15,000/(1 - .08) = 16,304.35

SC = .08 * (16,304.35 – (-553.66)) = 1,348.64
Remaining policy value at middle of policy year 2	= 54,181.21 - (R - E + surrender charge)
= 54,181.21 - (20,000.00 - (-553.66) + 1,348.64) = 32,278.91

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Example 4 (Partial Surrender, rates decrease by 1%):

Single premium:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Partial surrender:	$20,000; middle of policy year 2
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative Earnings	= 54,181.21 – 50,000.00 = 4,181.21
10% of Premium	= 50,000.00 * .10 = 5,000.00
Penalty free amount at middle of policy year 2	= 5,000.00
Amount free of excess interest adjustment	= 4,181.21
Excess interest adjustment/surrender charge
S = 20,000 – 4,181.21 = 15,818.79
G = .055
C = .045
M = 42
E = 15,818.79 * (.055 - .045)* (42/12) = 553.66
EPW = 20,000.00 - 5,000.00 = 15,000.00

To receive the full $20,000 partial surrender amount, we must “gross-up” the EPW amount to account for the surrender charges to be deducted. This is done by dividing the EPW by

(1 – surrender charge).

New EPW = 15,000/(1 - .08) = 16,304.35

SC = .08 * (16,304.35 – 553.66) = 1,260.06
Remaining policy value at middle of policy year 2	= 54,181.21 - (R - E + surrender charge)
= 54,181.21 - (20,000.00 – 553.66 + 1,260.06) = 33,474.81

Reallocation of Annuity Units After the Annuity Commencement Date

After the annuity commencement date, you may reallocate the value of a designated number of annuity units of a subaccount then credited to a policy into an equal value of annuity units of one or more other subaccounts or the fixed account. The reallocation shall be based on the relative value of the annuity units of the account(s) or subaccount(s) at the end of the business day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the annuity units in the account or subaccount from which the transfer is being made. If the monthly income of the annuity units remaining in an account or subaccount after a reallocation is less than $10, Transamerica reserves the right to include the value of those annuity units as part of the transfer. The request must be in writing to Transamerica’s administrative and service office. There is no charge assessed in connection with such reallocation. A reallocation of annuity units may be made up to four times in any given policy year.

After the annuity commencement date, no transfers may be made from the fixed account to the separate account.

Annuity Payment Options

Note: Portions of the following discussion do not apply to annuity payments under the Initial Payment Guarantee. See the “Stabilized Payments” section of this SAI.

During the lifetime of the annuitant and prior to the annuity commencement date, the owner may choose an annuity payment option or change the election, but written notice of any election or change of election must be received by

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Transamerica at its administrative and service office at least thirty (30) days prior to the annuity commencement date. If no election is made prior to the annuity commencement date, annuity payments will be made under (1) Payment Option 3, life income with level payments for 10 years certain, using the existing adjusted policy value of the fixed account, or (2) under Payment Option 3, life income with variable payments for 10 years certain using the existing policy value of the separate account, or (3) in a combination of (1) and (2).

The person who elects an annuity payment option can also name one or more successor payees to receive any unpaid amount Transamerica has at the death of a payee. Naming these payees cancels any prior choice of a successor payee.

A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells Transamerica in writing and Transamerica agrees.

Variable Payment Options. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. For annuity payments the tables are based on a 5% effective annual Assumed Investment Return and the “2000 Table”, using an assumed annuity commencement date of 2005 (static projection to this point) with dynamic projection using scale G from that point (100% of G for male, 50% of G for females). The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary.

Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under state law) and adjusted age of the annuitant. For regular annuity payments, the adjusted age is the annuitant’s actual age nearest birthday, on the annuity commencement date, adjusted as follows:

Annuity Commencement Date	Adjusted Age
Before 2010	Actual Age
2010-2019	Actual Age minus 1
2020-2026	Actual Age minus 2
2027-2033	Actual Age minus 3
2034-2040	Actual Age minus 4
After 2040	As determined by Transamerica

This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.

Determination of Additional Variable Payments. All variable annuity payments other than the first are calculated using annuity units which are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant. This amount is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount on the date the payment is made.

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Death Benefit

Adjusted Partial Surrender. The amount of your guaranteed minimum death benefit is reduced due to a partial surrender by an amount called the adjusted partial surrender. The reduction amount depends on the relationship between your death benefit and policy value. The adjusted partial surrender is equal to (1) plus (2) multiplied by (3), where:

(1)	is the amount of the gross partial surrender that is less than the remaining annual adjustment-free amount for the policy year. For the Return of Premium death benefit this amount is equal to zero;

(2)	is the gross partial surrender amount that exceeds the annual adjustment-free amount (excess gross partial surrender);

(3)	is the adjustment factor = current death proceeds after the annual free surrender amount but prior to the excess gross partial surrender divided by the policy value after the free amount but prior to the gross partial surrender.

The following examples describe the effect of a surrender on the guaranteed minimum death benefit and policy value.

Example 1

(Assumed Facts for Example)

$75,000	current guaranteed minimum death benefit before surrender
$50,000	current policy value before surrender
$75,000	current death proceeds
6%	current surrender charge percentage
$15,000	Requested surrender (requested amount including penalties)
$3,000	Remaining guaranteed minimum death benefit adjustment free amount
$5,000	Surrender charge-free amount (assumes penalty free surrender is available)
$10,000	excess partial surrender (amount subject to surrender charge)
$100	excess interest adjustment (assumes interest rates have decreased since initial guarantee)
$594	Surrender charge on (excess partial surrender less excess interest adjustment) = 0.06* (10,000 - 100)
$10,494	Reduction in policy value due to excess partial surrender = 10,000 - 100 + 594
$15,494	Total Gross Partial Surrender
$22,140	adjusted partial surrender = 3,000 + (15,494 – 3,000) * (75,000 – 3,000) / (50,000 – 3,000)
$52,860	New guaranteed minimum death benefit (after surrender) = 75,000 – 22,140
$34,506	New policy value (after surrender) = 50,000 - 15,494

Summary:

Reduction in guaranteed minimum death benefit	=$22,140
Reduction in policy value	=$15,494

Note, guaranteed minimum death benefit is reduced more than the policy value since the guaranteed minimum death benefit was greater than the policy value just prior to the surrender.

[THIS SPACE INTENTIONALLY LEFT BLANK]

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Example 2

(Assumed Facts for Example)

$50,000	current guaranteed minimum death benefit before surrender
$75,000	current policy value before surrender
$75,000	current death proceeds
6%	current surrender charge percentage
$15,000	requested surrender (requested amount including penalties)
$1,000	remaining guaranteed minimum death benefit adjustment free surrender amount
$7,500	surrender charge-free amount (assumes penalty free surrender is available)
$7,500	excess partial surrender (amount subject to surrender charge)
$-100	excess interest adjustment (assumes interest rates have increased since initial guarantee)
$456	surrender charge on (excess partial surrender less excess interest adjustment) = 0.06*[(7500 - (- 100)]
$8,056	reduction in policy value due to excess partial surrender = 7500 - (- 100) + 456 = 7500 + 100 + 456
$15,556	total Gross Partial Surrender = 7,500 + 8,056
$15,556	adjusted partial surrender = 1,000 + (7,500 + 8056 – 1,000) * (75,000 – 1,000) / (75,000 – 1,000)
$34,444	new guaranteed minimum death benefit (after surrender) = 50,000 - 15,556
$59,444	new policy value (after surrender) = 75,000 - 15,556

Summary:

Reduction in guaranteed minimum death benefit	= $15,556
Reduction in policy value	= $15,556

Note, the guaranteed minimum death benefit and policy value are reduced by the same amount since the policy value was higher than the guaranteed minimum death benefit just prior to the surrender.

Due proof of death of the annuitant is proof that the annuitant died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to Transamerica will constitute due proof of death.

Upon receipt (at our administrative and service office) of this proof and an election of a method of settlement and return of the policy, the death benefit generally will be paid within seven days, or as soon thereafter as Transamerica has sufficient information about the beneficiary to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options described above, unless a settlement agreement is effective at the death of the owner preventing such election.

Distribution Requirements. If the annuitant dies prior to the annuity commencement date, (1) the death benefit must be distributed within five years of the date of the deceased’s death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner’s death and must be made for the beneficiary’s lifetime or for a period certain (so long as any period certain does not exceed the beneficiary’s life expectancy). Death proceeds, which are not paid to or for the benefit of a natural person, must be distributed within five years of the date of the deceased’s death. If the sole beneficiary is the deceased’s surviving spouse, however, such spouse may elect to continue the policy as the new annuitant and owner instead of receiving the death benefit.

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If an owner is not an annuitant, and dies prior to the annuity commencement date, certain distribution requirements apply. See “Death of Owner” below.

Beneficiary. The beneficiary designation in the enrollment form will remain in effect until changed. The owner may change the designated beneficiary by sending written notice to Transamerica. The beneficiary’s consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by Transamerica. Transamerica will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If upon the death of the annuitant there is a surviving owner(s), the surviving owner(s) automatically takes the place of any beneficiary designation.

Death of Owner

Federal tax law requires that if any owner (including any joint owner who has become a current owner) dies before the annuity commencement date, then the entire value of the policy must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) the owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the annuity commencement date. See “Certain Federal Income Tax Consequences” for more information about these rules. Other rules may apply to qualified policies.

Assignment

During the lifetime of the annuitant you may assign any rights or benefits provided by the policy if your policy is a nonqualified policy. An assignment will not be binding on Transamerica until a copy has been filed at its administrative and service office. Your rights and benefits and those of the beneficiary are subject to the rights of the assignee. Transamerica assumes no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.

Unless you so direct by filing written notice with Transamerica, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary’s creditors.

Ownership under qualified policies is restricted to comply with the Code.

Evidence of Survival

Transamerica reserves the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until Transamerica receives such evidence.

Non-Participating

The policy will not share in Transamerica’s surplus earnings; no dividends will be paid.

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Amendments

No change in the policy is valid unless made in writing by Transamerica and approved by one of Transamerica’s officers. No registered representative has authority to change or waive any provision of the policy.

Transamerica reserves the right to amend the policies to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.

Employee and Agent Purchases

The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their immediate family, or by an officer, director, trustee or bona-fide full-time employee of Transamerica or its affiliated companies or their immediate family. In such a case, Transamerica may credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs Transamerica experiences on those purchases. Transamerica may offer certain employer sponsored savings plans, in its discretion reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which Transamerica is not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.

Present Value of Future Variable Payments

The present value of future variable payments is calculated by taking (a) the supportable payment on the business day we receive the surrender request, times (b) the number of payments remaining, discounted using a discount rate.

Stabilized Payments

If you have selected a payout feature that provides for stabilized payments (e.g., the Initial Payment Guarantee), please note that the stabilized payments remain constant throughout each year and are adjusted on your policy anniversary. Without stabilized payments, each payment throughout the year would fluctuate based on the performance of your selected subaccounts. To reflect the difference in these payments we adjust (both increase and decrease as appropriate) the number of annuity units. The units are adjusted when we calculate the supportable payment. Supportable payments are used in the calculation of surrender values, death benefits and transfers. On your policy anniversary we set the new stabilized payment equal to the current supportable payment. In the case of an increase in the number of variable annuity units, your participation in the future investment performance will be increased since more variable annuity units are credited to you. Conversely, in the case of a reduction of the number of variable annuity units, your participation in the future investment performance will be decreased since fewer variable annuity units are credited to you.

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The following table demonstrates, on a purely hypothetical basis, the changes in the number of variable annuity units. The changes in the variable annuity unit values reflect the investment performance of the applicable subaccounts as well as the separate account charge.

Hypothetical Changes in Annuity Units with Stabilized Payments*

AIR			5.0%
Life & 10 Year Certain
Male aged 65
First Variable Payment			$500
		Beginning Annuity Units	Annuity Unit Values	Monthly Payment Without Stabilization	Monthly Stabilized Payment	Adjustments In Annuity Units	Cumulative Adjusted Annuity Units
At Issue:	January 1	400.0000	1.250000	$500.00	$500.00	0.0000	400.0000
	February 1	400.0000	1.252005	$500.80	$500.00	0.0041	400.0041
	March 1	400.0000	1.252915	$501.17	$500.00	0.0059	400.0100
	April 1	400.0000	1.245595	$498.24	$500.00	(0.0089)	400.0011
	May 1	400.0000	1.244616	$497.85	$500.00	(0.0108)	399.9903
	June 1	400.0000	1.239469	$495.79	$500.00	(0.0212)	399.9691
	July 1	400.0000	1.244217	$497.69	$500.00	(0.0115)	399.9576
	August 1	400.0000	1.237483	$494.99	$500.00	(0.0249)	399.9327
	September 1	400.0000	1.242382	$496.95	$500.00	(0.0150)	399.9177
	October 1	400.0000	1.242382	$496.95	$500.00	(0.0149)	399.9027
	November 1	400.0000	1.249210	$499.68	$500.00	(0.0016)	399.9012
	December 1	400.0000	1.252106	$500.84	$500.00	0.0040	399.9052
	January 1	399.9052	1.255106	$501.92	$501.92	0.0000	399.9052

*	The total separate account expenses and portfolio expenses included in the calculations are 2.25% (2.25% is a hypothetical figure). If higher expenses were charged, the numbers would be lower.

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a policy, based on the Code, Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to “United States Persons,” and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts, or estates that are subject to United States federal income tax regardless of the source of their income.

Tax Status of the Policy

Diversification Requirements. Section 817(h) of the Code provides that in order for a non-qualified variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury Regulations. The Regulations issued under Section 817(h) (Treas. Reg. §1.817-5) apply a diversification requirement to each of the subaccounts. The separate

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account, through its underlying fund portfolios and their portfolios, intends to comply with the diversification requirements of the Regulations. We have entered into agreements with each underlying fund portfolio company that require the portfolios to be operated in compliance with the Regulations.

Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although there is little guidance in this area and published guidance does not address certain aspects of the policies, we believe that the owner of a policy should not be treated as the owner of the underlying assets. We reserve the right to modify the policies to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the policies from being treated as the owners of the underlying separate account assets.

Distribution Requirements. The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity commencement date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the annuity commencement date, the entire interest in the policy must generally be distributed within 5 years after such owner’s date of death or be used to provide payments to a designated beneficiary beginning within one year of such owner’s death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if upon such owner’s death prior to the annuity commencement date, such owner’s surviving spouse becomes the sole new owner under the policy, then the policy may be continued with the surviving spouse as the new owner. Under the policy, the beneficiary is the person(s) designated by an owner/annuitant and the surviving joint owner is the beneficiary of an owner who is not the annuitant. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner. The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

The following discussion is based on the assumption that the policy qualifies as an annuity contract for federal income tax purposes.

Taxation of Annuities

In General. Code Section 72 governs taxation of annuities in general. We believe that an owner who is an individual will not be taxed on increases in the value of a policy until such amounts are surrendered or distributed. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the policy value, and in the case of a qualified policy, any portion of an interest in the plan, generally will be treated as a distribution. The taxable portion of a distribution is taxable as ordinary income.

Non-Natural Persons. Pursuant to Section 72(u) of the Code, a nonqualified policy held by a taxpayer other than a natural person generally will not be treated as an annuity contract under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess, if any, of the policy value over the

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“investment in the contract”. There are some exceptions to this rule and a prospective purchaser of the policy that is not a natural person should discuss these with a competent tax adviser.

Withholding. The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. For certain qualified policies, the withholding rate varies according to the type of distribution and the owner’s tax status. For qualified policies, “taxable eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, Section 403(b) tax-sheltered annuities, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or an employee’s spouse or former spouse as beneficiary or alternate payee) from such a plan, other than specified distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding do not apply, however, if the owner chooses a “direct rollover” from the plan to another tax-qualified plan or IRA. Different withholding requirements may apply in the case of non-United States persons.

Qualified Policies. The qualified policy is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our policy administration procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions, and other transactions with respect to the policies comply with applicable law.

For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If a participant in a Section 401(a) plan is a “5 percent owner” (as defined in the Code), or in the case of an IRA (other than a Roth IRA), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules.

We may make available, as options under the policy, certain guaranteed minimum withdrawal and other optional benefits. The tax rules for qualified policies may limit the value of these optional benefits. Consult a qualified tax advisor before electing any of these benefits for a qualified policy.

We do not attempt to provide more than general information about use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.

Traditional Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must satisfy certain conditions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) subject to special rules, the total premium payments for any calendar year may not exceed the amount specified in the Code ($4,000 for 2006, $5,000 if age 50 or older), except in the case of a rollover amount or contribution under Section 402(c), 402(e)(6), 403(a)(4), 403(b)(8), 403(b)(10), 408(d)(3) or 457(e)(16)

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of the Code; (iv) annuity payments or partial surrenders must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value; (vii) the entire interest of the owner is non-forfeitable; and (viii) the premiums must not be fixed. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

The Internal Revenue Service has not reviewed the policy for qualification as an IRA and has not addressed in a ruling of general applicability whether the death benefit options and riders available with the policies comport with IRA qualification requirements.

Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $110,000 for single filers, $160,000 for married filing jointly, and $10,000 for married filing separately. Subject to special rules, the amount per individual that may be contributed to all IRAs (Roth and traditional) is the deductible amount specified in the Code ($4,000 for 2006, $5,000 if age 50 or older). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, required distributions at death are generally the same as for traditional IRAs.

Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under Section 403(b). Therefore, employers using the policy in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship. These rules may prevent the payment of guaranteed withdrawals under a guaranteed minimum withdrawal benefit prior to age 59 1/2.

Corporate Pension and Profit- Sharing Plans and H.R. 10 Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the

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policy is assigned or transferred to any individual as a means to provide benefit payments. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit sharing plan. Therefore, employers using the policy in connection with such plans should consult their tax adviser.

Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities, and certain affiliates of such entities, and tax exempt organizations. The policies can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental Section 457 plans, all such investments, however, are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a non-governmental Section 457 plan are taxable and are subject to federal income tax withholding as wages.

Taxation of the Company

The Company at present is taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as part of the Company and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to that account.

INVESTMENT EXPERIENCE

A “net investment factor” is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.

Accumulation Units

Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of the underlying fund portfolios less any applicable charges or fees. The investment performance of the portfolio, expenses, and deductions of certain charges affect the value of an accumulation unit.

Upon allocation to the selected subaccount, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the administrative and service office or, in the case of the initial premium payment, when the enrollment form is completed, whichever is later. The value of an accumulation unit for each subaccount was arbitrarily established at $1 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of

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the close of trading on each day the New York Stock Exchange is open for business.

An index (the “net investment factor”) which measures the investment performance of a subaccount during a valuation period, is used to determine the value of an accumulation unit for the next subsequent valuation period. The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease, or remain the same from one valuation period to the next. You bear this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the accumulation unit value.

The net investment factor for any subaccount for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

(a)	is the net result of:

(1)	the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus

(2)	the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus

(3)	a per share credit or charge for any taxes determined by Transamerica to have resulted during the valuation period from the investment operations of the subaccount;

(b)	is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and

(c)	is an amount representing the separate account charge and any optional benefit fees, if applicable.

Illustration of Separate Account Accumulation Unit Value Calculations

(Assumes Double Enhanced Death Benefit)

Formula and Illustration for Determining the Net Investment Factor

Net Investment Factor =	(A + B - C) - E
D

Where:
A =	The net asset value of an underlying fund portfolio share as of the end of the current valuation period.
	Assume	A = $11.57

B =	The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.
	Assume	B = 0

C =	The per share charge or credit for any taxes reserved for at the end of the current valuation period.
	Assume	C = 0

D =	The net asset value of an underlying fund portfolio share at the end of the immediately preceding valuation period.
	Assume	D = $11.40

E =	The daily deduction for the mortality and expense risk fee and the administrative charge, and any optional benefit fees. Assume E totals 1.80% on an annual basis; On a daily basis, this equals .000048878.

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Then, the net investment factor =	(11.57 + 0 - 0) - .000048878 = Z = 1.014863403
(11.40)

Formula and Illustration for Determining Accumulation Unit Value

Accumulation Unit Value = A * B

Where:
A =	The accumulation unit value for the immediately preceding valuation period.
Assume = $X

B =	The net investment factor for the current valuation period.
Assume = Y

Then, the accumulation unit value = $X * Y = $Z

Annuity Unit Value and Annuity Payment Rates

The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the annual assumed investment return of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the annual assumed investment return. The value of a variable annuity unit in each subaccount was established at $1 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:

(a)	is the variable annuity unit value for the subaccount on the immediately preceding business day;

(b)	is the net investment factor for that subaccount for the valuation period; and

(c)	is the investment result adjustment factor for the valuation period.

The investment result adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective annual assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.

The net investment factor for the policy used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:

(i)	is the result of:

(1)	the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus

(2)	the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus

(3)	a per share charge or credit for any taxes reserved for, which Transamerica determines to have resulted from the investment operations of the subaccount.

(ii)	is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.

(iii)

is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 1.25% of the daily net asset value of a fund share held in that subaccount. (For calculating or

25

Initial Payment Guarantee annuity payments, the factor is 1.25% higher at a rate of 2.50%).

The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.

The annuity payment rates vary according to the annuity option elected and the sex and adjusted age of the annuitant at the annuity commencement date. The policy also contains a table for determining the adjusted age of the annuitant .

Illustration of Calculations for Annuity Unit Value

and Variable Annuity Payments

Formula and Illustration for Determining Annuity Unit Value

Annuity Unit Value = A * B * C

Where:	A =	annuity unit value for the immediately preceding valuation period.
Assume = $X

	B =	Net investment factor for the valuation period for which the annuity unit value is being calculated.
Assume = Y

	C =	A factor to neutralize the annual assumed investment return of 5% built into the Annuity Tables used.
Assume = Z

Then, the annuity unit value is:

$X * Y * Z = $Q

Formula and Illustration for Determining Amount of

First Monthly Variable Annuity Payment

First monthly variable annuity payment =	A * B
$1,000

Where:	A =	The adjusted policy value as of the annuity commencement date.
Assume = $X

	B =	The annuity purchase rate per $1,000 of adjusted policy value based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the policy.
Assume = $Y

Then, the first monthly variable annuity payment =	$X * $Y = $Z
1,000

[THIS SPACE INTENTIONALLY LEFT BLANK]

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Formula and Illustration for Determining the Number of Annuity Units

Represented by Each Monthly Variable Annuity Payment

Number of annuity units =	A
B

Where:	A =	The dollar amount of the first monthly variable annuity payment.
Assume = $X

	B =	The annuity unit value for the valuation date on which the first monthly payment is due.
Assume = $Y

Then, the number of annuity units =	$X	= Z
$Y

ADDITIONAL DEATH DISTRIBUTION RIDER — ADDITIONAL INFORMATION

The following example illustrates the Additional Death Distribution additional death benefit payable by this rider as well as the effect of a partial surrender on the Additional Death Distribution benefit amount. The client is less than age 71 on the Rider Date.

Example 1

Policy Value on the Rider Date:	$100,000
Premiums paid after the Rider Date before Surrender:	$25,000
Gross Partial Surrenders after the Rider Date:	$30,000
Policy Value on date of Surrender	$150,000
Rider Earnings on Date of Surrender (Policy Value on date of surrender – Policy Value on Rider Date – Premiums paid after Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $150,000 - $100,000 - $25,000 + 0):	$25,000
Amount of Surrender that exceeds Rider Earnings ($30,000 - $25,000):	$5,000
Base Policy Death Benefit on the date of Death Benefit Calculation:	$200,000
Policy Value on the date of Death Benefit Calculations	$175,000
Rider Earnings (= Policy Value on date of Death Benefit Calculations – policy value on Rider Date – Premiums since Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $175,000 - $100,000 - $25,000 + $5,000):	$55,000
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $55,000):	$22,000
Total Death Benefit paid (= Base policy death benefit plus Additional Death Benefit Amount):	$222,000

[THIS SPACE INTENTIONALLY LEFT BLANK]

27

Example 2

Policy Value on the Rider Date:	$100,000
Premiums paid after the Rider Date before Surrender:	$0
Gross Partial Surrenders after the Rider Date:	$0
Base Policy Death Benefit on the date of Death Benefit Calculation:	$100,000
Policy Value on the date of Death Benefit Calculations	$75,000
Rider Earnings (= Policy Value on date of death benefit calculations – policy value on Rider Date – Premiums since Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $75,000 - $100,000 - $0 + $0):	$0
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $0):	$0
Total Death Benefit paid (= Base policy death benefit plus Additional Death Benefit Amount):	$100,000

ADDITIONAL DEATH DISTRIBUTION+ (“ADD+”) — ADDITIONAL INFORMATION

Assume the ADD+ is added to a new policy opened with $100,000 initial premium. The client is less than age 71 on the Rider Date. On the first and second Rider Anniversaries, the Policy Value is $110,000 and $95,000 respectively when the Rider Fees are deducted. The client adds $25,000 premium in the 3rd Rider Year when the Policy Value is equal to $115,000 and then takes a withdrawal of $35,000 during the 4th Rider Year when the Policy Value is equal to $145,000. After 5 years, the Policy Value is equal to $130,000 and the death proceeds is $145,000.

Example 1

Account Value on Rider Date (equals initial policy value since new policy)	$100,000
Additional Death Benefit during first Rider Year	$0
Rider Fee on first Rider Anniversary (= Rider Fee * Policy Value = 0.55% * $110,000)	$605
Additional Death Benefit during 2nd Rider Year (= sum of total Rider Fees paid)	$605
Rider Fee on second Rider Anniversary (= Rider Fee * Policy Value = 0.55% * $95,000)	$522.50
Additional Death Benefit during 3rd Rider Year (= sum of total Rider Fees paid = $605 + $522.50)	$1,127.50
Rider Benefit Base in 3rd Rider Year prior to Premium addition (= Account Value less premiums added since Rider Date = $115,000 – $0)	$115,000
Rider Benefit Base in 3rd Rider Year after Premium addition (= $140,000 - $25,000)	$115,000
Rider Benefit Base in 4th Rider Year prior to withdrawal (= Account Value less premiums added since Rider Date = $145,000 - $25,000)	$120,000
Rider Benefit Base in 4th Rider Year after withdrawal = (Account Value less premiums added since Rider Date =$110,000 - $25,000)	$85,000
Rider Benefit Base in 5th Rider Year (= $130,000 - $25,000)	$105,000
Additional Death Benefit = Rider Benefit Percentage * Rider Benefit Base = 30% * $105,000	$31,500
Total Death Proceeds in 5th Rider Year (= base policy Death Proceeds + Additional Death Benefit Amount = $145,000 + $31,500)	$176,500

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HISTORICAL PERFORMANCE DATA

Money Market Yields

Transamerica may from time to time disclose the current annualized yield of the Transamerica Money Market Subaccount, which invests in the Transamerica Money Market Portfolio, for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the Transamerica Money Market Portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit of the Transamerica Money Market Subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges and (ii) the mortality and expense risk fee. Current yield will be calculated according to the following formula:

Current Yield = ((NCS * ES)/UV) * (365/7)

Where:

NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES	=	Per unit expenses of the subaccount for the 7-day period.

UV	=	The unit value on the first day of the 7-day period.

Because of the charges and deductions imposed under a policy, the yield for the Transamerica Money Market Subaccount will be lower than the yield for the Transamerica Money Market Portfolio. The yield calculations do not reflect the effect of any premium taxes or surrender charges that may be applicable to a particular policy. Surrender charges range from 8% to 0% of the amount of premium payments surrendered based on the number of years since the premium payment was made. However, surrender charges will not be assessed after the seventh policy year.

Transamerica may also disclose the effective yield of the Transamerica Money Market Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCS – ES)/UV))365/7 – 1

Where:

NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES	=	Per unit expenses of the subaccount for the 7-day period.

UV	=	The unit value on the first day of the 7-day period.

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The yield on amounts held in the Transamerica Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Transamerica Money Market Subaccount’s actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Transamerica Money Market Portfolio, the types and quality of portfolio securities held by the Transamerica Money Market Portfolio and its operating expenses.

Other Subaccount Yields

Transamerica may from time to time advertise or disclose the current annualized yield of one or more of the subaccounts (except the Transamerica Money Market Subaccount) for 30-day periods. The annualized yield of a subaccount refers to income generated by the subaccount over a specific 30-day period. Because the yield is annualized, the yield generated by a subaccount during the 30-day period is assumed to be generated each 30-day period over a 12-month period. The yield is computed by: (i) dividing the net investment income of the subaccount less subaccount expenses for the period, by (ii) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period, (iii) compounding that yield for a 6-month period, and (iv) multiplying that result by 2. Expenses attributable to the subaccount include (i) the administrative charges and (ii) the mortality and expense risk fee. The 30-day yield is calculated according to the following formula:

Yield = 2 * ((((NI – ES)/(U – UV)) + 1)6 – 1)

Where:

NI	=	Net investment income of the subaccount for the 30-day period attributable to the subaccount’s unit.

ES	=	Expenses of the subaccount for the 30-day period.

U	=	The average number of units outstanding.

UV	=	The unit value at the close (highest) of the last day in the 30-day period.

Because of the charges and deductions imposed by the separate account, the yield for a subaccount will be lower than the yield for its corresponding portfolio. The yield calculations do not reflect the effect of any premium taxes or surrender charges that may be applicable to a particular policy. Surrender charges range from 8% to 0% of the amount of premium payments surrendered based on the number of years since the premium payment was made.

The yield on amounts held in the subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The types and quality of its investments and its operating expenses affect a subaccount’s actual yield.

Total Returns

Transamerica may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.

30

Total returns will be calculated using subaccount unit values which Transamerica calculates on each business day based on the performance of the separate account’s underlying fund portfolio and the deductions for the mortality and expense risk fee and the administrative charges. Total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula:

P (1 + T)N = ERV

Where:

T	=	The average annual total return net of subaccount recurring charges.

ERV	=	The ending redeemable value of the hypothetical account at the end of the period.

P	=	A hypothetical initial payment of $1,000.

N	=	The number of years in the period.

Other Performance Data

Transamerica may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The non-standard format will be identical to the standard format except that the surrender charge percentage will be assumed to be 0%.

Transamerica may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula assuming that the surrender charge percentage will be 0%.

CTR = (ERV / P)-1

Where:

CTR	=	The cumulative total return net of subaccount recurring charges for the period.

ERV	=	The ending redeemable value of the hypothetical investment at the end of the period.

P	=	A hypothetical initial payment of $1,000.

All non-standard performance data will only be advertised if the standard performance data is also disclosed.

Adjusted Historical Performance Data

From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.

PUBLISHED RATINGS

Transamerica may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor’s Insurance Ratings Services, Moody’s Investors Service and Fitch Financial Ratings. The purpose of the ratings is to reflect the financial strength of Transamerica. The ratings should not be considered as bearing on the investment performance of assets held in the separate account or of the safety or riskiness of an investment in the separate account.

31

Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance policies in accordance with their terms.

STATE REGULATION OF TRANSAMERICA

Transamerica is subject to the laws of Iowa governing insurance companies and to regulation by the Iowa Division of Insurance. An annual statement in a prescribed form is filed with the Division of Insurance each year covering the operation of Transamerica for the preceding year and its financial condition as of the end of such year. Regulation by the Division of Insurance includes periodic examination to determine Transamerica’s contract liabilities and reserves so that the Division may determine the items are correct. Transamerica’s books and accounts are subject to review by the Division of Insurance at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. In addition, Transamerica is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

ADMINISTRATION

Transamerica performs administrative services for the policies. These services include issuance of the policies, maintenance of records concerning the policies, and certain valuation services.

RECORDS AND REPORTS

All records and accounts relating to the separate account will be maintained by Transamerica. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, Transamerica will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments Transamerica sends to you) you may only receive quarterly confirmations.

DISTRIBUTION OF THE POLICIES

We currently offer the policies on a continuous basis. We anticipate continuing to offer the policies, but reserve the right to discontinue the offering.

AFSG serves as principal underwriter for the policies. AFSG’s home office is located at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001. AFSG and TCI (distributor for the policies) are our affiliates, and like us, are indirect, wholly owned subsidiaries of AEGON USA. AFSG and TCI are registered as broker-dealers with the Securities and Exchange Commission under the Securities Exchange Act of 1934, and each is a member of NASD, Inc. AFSG and TCI are not members of the Securities Investor Protection Corporation.

The policies are offered to the public through sales representatives of broker-dealers (“selling firms”) that have entered into selling agreements with us and with AFSG. AFSG compensates these selling firms for their services. Sales representatives are appointed as our insurance agents.

32

During fiscal years 2005, 2004, and 2003, the amounts paid to AFSG in connection with all policies sold through the separate account were $53,634,702, $48,422,853, and $98,269,331, respectively. AFSG passes through commissions it receives to selling firms for their sales and does not retain any portion of them. We and/or our affiliates provide paid-in capital to AFSG and pay for AFSG’s operating and other expenses, including overhead, legal and accounting fees.

We and TCI may pay certain selling firms additional cash amounts for: (1) “preferred product” treatment of the policies in their marketing programs, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the policies; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other sales expenses incurred by them. We and/or AFSG may make bonus payments to certain selling firms based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.

VOTING RIGHTS

To the extent required by law, Transamerica will vote the underlying fund portfolios’ shares held by the separate account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result Transamerica determines that it is permitted to vote the underlying fund portfolios shares in its own right, it may elect to do so.

Before the annuity commencement date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular subaccount will be determined by dividing your policy value in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.

After the annuity commencement date, the person receiving annuity payments has the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person’s number of votes will be determined by dividing the reserve for the policy allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.

The number of votes that you or the person receiving income payments has the right to instruct will be determined as of the date established by the underlying fund portfolio for determining shareholders eligible to vote at the meeting of the underlying fund portfolio. Transamerica will solicit voting instructions by sending you, or other persons entitled to vote, written requests for instructions prior to that meeting in accordance with procedures established by the underlying fund portfolio. Portfolio shares as to which no timely instructions are received, and shares held by Transamerica in which you, or other persons entitled to vote have no beneficial interest, will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same subaccount.

Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.

33

OTHER PRODUCTS

Transamerica makes other variable annuity policies available that may also be funded through the separate account. These variable annuity policies may have different features, such as different investment options or charges.

CUSTODY OF ASSETS

Transamerica holds assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from Transamerica’s general account assets. Transamerica maintains records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by Transamerica’s fidelity bond, presently in the amount of $5,000,000, covering the acts of officers and employees of Transamerica.

LEGAL MATTERS

Sutherland Asbill & Brennan LLP, of Washington D.C. has provided legal advice to Transamerica relating to certain matters under the federal securities laws.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The statutory-basis financial statements and schedules of Transamerica and the audited financial statements of certain subaccounts of the Separate Account have been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, Suite 3000, 801 Grand Avenue, Des Moines, Iowa 50309. The financial statements audited by Ernst & Young LLP are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

The financial statements of the Separate Account at December 31, 2005 and for the periods disclosed in the financial statements, and the financial statements and schedules of Transamerica at December 31, 2005 and 2004, and for each of the three years in the period ended December 31, 2005, appearing herein, have been audited by Ernst & Young LLP, Suite 3400, 801 Grand Avenue, Des Moines, Iowa 50309, Independent Registered Public Accounting Firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR MERRILL LYNCH

The statutory-basis financial statements and schedules of Transamerica and the audited financial statements of certain ML subaccounts of the Separate Account have been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, Suite 3400, 801 Grand Avenue, Des Moines, Iowa 50309. The financial statements audited by Ernst & Young LLP are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

The financial statements of the Separate Account at December 31, 2005 and for the periods disclosed in the financial statements, and the financial statements and schedules of Transamerica at December 31, 2005 and 2004, and for each of the three years in the period ended December 31, 2005, appearing herein, have been audited by Ernst & Young LLP, Suite 3400, 801 Grand Avenue, Des Moines, Iowa 50309, Independent Registered Public Accounting Firm, as set forth

34

in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

OTHER INFORMATION

A registration statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the registration statement, amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

FINANCIAL STATEMENTS

The values of your interest in the separate account will be affected solely by the investment results of the selected subaccount(s). Financial statements of certain subaccounts of Separate Account VA B, which are available for investment by Transamerica Landmark Variable Annuity contract owners, are contained herein. The statutory-basis financial statements and schedules of Transamerica Life Insurance Company, which are included in this SAI, should be considered only as bearing on the ability of Transamerica to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.

FINANCIAL STATEMENTS FOR MERRILL LYNCH

The values of your interest in the separate account will be affected solely by the investment results of the selected subaccount(s). Financial statements of the ML subaccounts of Separate Account VA B, which are available for investment by Transamerica Landmark Variable Annuity contract owners, are contained herein. The statutory-basis financial statements and schedules of Transamerica Life Insurance Company, which are included in this SAI, should be considered only as bearing on the ability of Transamerica to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.

[THIS SPACE INTENTIONALLY LEFT BLANK]

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APPENDIX A

CONDENSED FINANCIAL INFORMATION

The accumulation unit values and the number of accumulation units outstanding for each subaccount from the date of inception are shown in the following tables.

	Year	2.30%			2.00%
Subaccount		Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
STI Classic Capital Appreciation Fund(1)	2005	$1.188990	$1.151890	0.000	$1.194849	$1.160958	11,576.790
	2004	$1.139468	$1.188990	0.000	$1.141707	$1.194849	10,878.039
	2003	$1.000000	$1.139468	0.000	$1.000000	$1.141707	0.000
STI Classic International Equity Fund(1)	2005	$1.555242	$1.717382	0.000	$1.562884	$1.730896	11,135.613
	2004	$1.333188	$1.555242	0.000	$1.335798	$1.562884	4,322.564
	2003	$1.000000	$1.333188	0.000	$1.000000	$1.335798	0.000
STI Classic Investment Grade Bond Fund(1)	2005	$1.012483	$1.011450	0.000	$1.017462	$1.019404	79,273.792
	2004	$0.994474	$1.012483	0.000	$0.996426	$1.017462	19,686.788
	2003	$1.000000	$0.994474	0.000	$1.000000	$0.996426	0.000
STI Classic Large Cap Relative Value Fund(1)a	2005	$1.370344	$1.460550	0.000	$1.377100	$1.472053	12,200.384
	2004	$1.226534	$1.370344	0.000	$1.228948	$1.377100	12,728.495
	2003	$1.000000	$1.226534	0.000	$1.000000	$1.228948	0.000
STI Classic Large Cap Value Equity Fund(1)b	2005	$1.365818	$1.385248	0.000	$1.372525	$1.396136	0.000
	2004	$1.211950	$1.365818	0.000	$1.214327	$1.372525	0.000
	2003	$1.000000	$1.211950	0.000	$1.000000	$1.214327	0.000
STI Classic Mid-Cap Equity Fund(1)	2005	$1.455274	$1.626365	0.000	$1.462443	$1.639174	4,183.265
	2004	$1.274491	$1.455274	0.000	$1.276996	$1.462443	4,601.502
	2003	$1.000000	$1.274491	0.000	$1.000000	$1.276996	0.000
STI Classic Small Cap Value Equity Fund(1)	2005	$1.655036	$1.810481	0.000	$1.663179	1.824731	56,065.282
	2004	$1.363404	$1.65036	0.000	$1.366088	$1.663179	22,029.875
	2003	$1.000000	$1.363404	0.000	$1.000000	$1.366088	0.000

(1)	Subaccount Inception Date May 1, 2003

a.	Formerly known as STI Classic Growth and Income Fund.

b.	Formerly known as STI Classic Value Income Stock Fund.

[THIS SPACE INTENTIONALLY LEFT BLANK]

36

	Year	1.80%			1.50%
Subaccount		Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
STI Classic Capital Appreciation Fund(1)	2005	$1.198775	$1.167045	22,977.966	$1.204693	$1.176268	43,829.708
	2004	$1.143208	$1.198775	18,999.491	$1.145462	$1.204693	46,319.243
	2003	$1.000000	$1.143208	7,870.852	$1.000000	$1.145462	0.000
STI Classic International Equity Fund(1)	2005	$1.568012	$1.739978	0.000	$1.575763	$1.753726	0.000
	2004	$1.337544	$1.568012	0.000	$1.340188	$1.575763	0.000
	2003	$1.000000	$1.337544	0.000	$1.000000	$1.340188	0.000
STI Classic Investment Grade Bond Fund(1)	2005	$1.020809	$1.024764	0.000	$1.025868	$1.032874	0.000
	2004	$0.997735	$1.020809	0.000	$0.999718	$1.025868	0.000
	2003	$1.000000	$0.997735	0.000	$1.000000	$0.999718	0.000
STI Classic Large Cap Relative Value Fund(1)a	2005	$1.381604	$1.479763	27,783.044	$1.388432	$1.491451	9,822.289
	2004	$1.230550	$1.381604	14,913.135	$1.232978	$1.388432	0.000
	2003	$1.000000	$1.230550	0.000	$1.000000	$1.232978	0.000
STI Classic Large Cap Value Equity Fund(1)b	2005	$1.377034	$1.403464	150,286.338	$1.383839	$1.414559	16,228.370
	2004	$1.215917	$1.377034	151,357.767	$1.218317	$1.383839	16,704.188
	2003	$1.000000	$1.215917	0.000	$1.000000	$1.218317	0.000
STI Classic Mid-Cap Equity Fund(1)	2005	$1.467228	$1.647767	17,321.205	$1.474497	$1.660793	217.294
	2004	$1.278668	$1.467228	18,545.120	$1.281197	$1.474497	2,590.722
	2003	$1.000000	$1.278668	0.000	$1.000000	$1.281197	0.000
STI Classic Small Cap Value Equity Fund(1)	2005	$1.668650	$1.834318	15,597.147	$1.676891	$1.848804	25,814.391
	2004	$1.367882	$1.668650	16,336.290	$1.370574	$1.676891	30,390.535
	2003	$1.000000	$1.367882	0.000	$1.000000	$1.370574	0.000

(1)	Subaccount Inception Date May 1, 2003

a.	Formerly known as STI Classic Growth and Income Fund.

b.	Formerly known as STI Classic Value Income Stock Fund.

	Year	1.30%
Subaccount		Beginning AUV	Ending AUV	# Units
STI Classic Capital Appreciation Fund(1)	2005	$1.208669	$1.182476	13,702.779
	2004	$1.146969	$1.208669	13,065.303
	2003	$1.000000	$1.146969	5,678.182
STI Classic International Equity Fund(1)	2005	$1.580961	$1.762982	26,291.036
	2004	$1.341958	$1.580961	17,414.909
	2003	$1.000000	$1.341958	0.000
STI Classic Investment Grade Bond Fund(1)	2005	$1.029239	$1.038323	57,076.217
	2004	$1.001025	$1.029239	30,898.880
	2003	$1.000000	$1.001025	0.000
STI Classic Large Cap Relative Value Fund(1)a	2005	$1.393010	$1.499322	13,746.322
	2004	$1.234599	$1.393010	1,963.378
	2003	$1.000000	$1.234599	0.000
STI Classic Large Cap Value Equity Fund(1)b	2005	$1.388406	$1.422017	724.166
	2004	$1.219923	$1.388406	252.088
	2003	$1.000000	$1.219923	0.000
STI Classic Mid-Cap Equity Fund(1)	2005	$1.479351	$1.669544	17,042.127
	2004	$1.282875	$1.479351	17,462.586
	2003	$1.000000	$1.282875	0.000
STI Classic Small Cap Value Equity Fund(1)	2005	$1.682412	$1.858547	214,564.313
	2004	$1.372373	$1.682412	192,385.645
	2003	$1.000000	$1.372373	0.000

(1)	Subaccount Inception Date May 1, 2003.

a.	Formerly known as STI Classic Growth and Income Fund.

b.	Formerly known as STI Classic Value Income Stock Fund.

37

	Year	2.30%			2.00%
Subaccount		Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
MTB Large-Cap Growth Fund II(1)	2005	$1.013735	$1.010985	0.000	$1.015726	$1.015949	0.000
	2004	$1.000000	$1.013735	0.000	$1.000000	$1.015726	0.000
MTB Large-Cap Value Fund II(1)	2005	$1.085174	$1.169994	0.000	$1.087296	$1.175720	0.000
	2004	$1.000000	$1.085174	0.000	$1.000000	$1.087296	0.000
MTB Managed Allocation Fund – Aggressive Growth II(2)	2005	0.000000	$1.065611	0.000	0.000000	$1.067692	0.000
	2004	N/A	N/A	N/A	N/A	N/A	N/A
MTB Managed Allocation Fund – Conservative Growth II(2)	2005	0.000000	$1.016986	0.000	0.000000	$1.018966	0.000
	2004	N/A	N/A	N/A	N/A	N/A	N/A
MTB Managed Allocation - Moderate(1) Growth Fund II	2005	$1.044125	$1.061506	0.000	$1.045097	$1.065602	19,983.119
	2004	$1.000000	$1.044125	0.000	$1.000000	$1.045097	20,165.835

(1)	Subaccount Inception Date May 1, 2004.

(2)	Subaccount Inception Date May 1, 2005.

	Year	1.80%			1.50%
Subaccount		Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
MTB Large-Cap Growth Fund II(1)	2005	$1.017036	$1.019246	0.000	$1.019033	$1.024253	0.000
	2004	$1.000000	$1.017036	0.000	$1.000000	$1.019033	0.000
MTB Large-Cap Value Fund II(1)	2005	$1.088712	$1.179556	0.000	$1.090843	$1.185351	0.000
	2004	$1.000000	$1.088712	0.000	$1.000000	$1.090843	0.000
MTB Managed Allocation Fund – Aggressive Growth II(2)	2005	0.000000	$1.069080	0.000	0.000000	$1.071175	0.000
	2004	N/A	N/A	N/A	N/A	N/A	N/A
MTB Managed Allocation Fund – Conservative Growth II(2)	2005	0.000000	$1.020296	0.000	0.000000	$1.022293	0.000
	2004	N/A	N/A	N/A	N/A	N/A	N/A
MTB Managed Allocation - Moderate(1) Growth Fund II	2005	$1.046243	$1.068861	86,103.421	$1.048307	$1.074131	216,806.390
	2004	$1.000000	$1.046243	0.000	$1.000000	$1.048307	352,911.490

(1)	Subaccount Inception Date May 1, 2004.

(2)	Subaccount Inception Date May 1, 2005.

	Year	1.30%
Subaccount		Beginning AUV	Ending AUV	# Units
MTB Large-Cap Growth Fund II(1)	2005	$1.020371	$1.027615	33,420.899
	2004	$1.000000	$1.020371	20,997.500
MTB Large-Cap Value Fund II(1)	2005	$1.092265	$1.189231	16,393.462
	2004	$1.000000	$1.092265	0.000
MTB Managed Allocation Fund – Aggressive Growth II(2)	2005	0.000000	$1.072581	5,000.000
	2004	N/A	N/A	N/A
MTB Managed Allocation Fund – Conservative Growth II(2)	2005	0.000000	$1.023630	5,000.000
	2004	N/A	N/A	N/A
MTB Managed Allocation - Moderate(1) Growth Fund II	2005	$1.049665	$1.077644	1,225,604.627
	2004	$1.000000	$1.049665	854,405.512

(1)	Subaccount Inception Date May 1, 2004.

(2)	Subaccount Inception Date May 1, 2005.

38

		2.30%			2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
Asset Allocation Conservative Portfolio - Service Class(15)	2005	$1.231489	$1.264181	58,433.624	N/A	N/A	N/A
	2004	$1.151154	$1.231489	54,787.384	N/A	N/A	N/A
	2003	$1.000000	$1.151154	0.000	N/A	N/A	N/A
Asset Allocation - Growth Portfolio - Service Class(15)	2005	$1.381416	$1.511459	65,503.621	N/A	N/A	N/A
	2004	$1.240772	$1.381416	18,776.582	N/A	N/A	N/A
	2003	$1.000000	$1.240772	18,868.706	N/A	N/A	N/A
Asset Allocation - Moderate Portfolio - Service Class(15)	2005	$1.274074	$1.334304	159,711.965	N/A	N/A	N/A
	2004	$1.172951	$1.274074	33,359.296	N/A	N/A	N/A
	2003	$1.000000	$1.172951	0.000	N/A	N/A	N/A
Asset Allocation - Moderate Growth Portfolio - Service Class(15)	2005	$1.327175	$1.423364	581,445.977	N/A	N/A	N/A
	2004	$1.199864	$1.327175	280,489.005	N/A	N/A	N/A
	2003	$1.000000	$1.199864	57,230.679	N/A	N/A	N/A
American Century International - Service Class(14)	2005	$1.394598	$1.532659	954.688	N/A	N/A	N/A
	2004	$1.249023	$1.394598	957.186	N/A	N/A	N/A
	2003	$1.000000	$1.249023	959.858	N/A	N/A	N/A
American Century Large Company Value - Service Class(14)	2005	$1.360651	$1.381110	0.000	N/A	N/A	N/A
	2004	$1.225218	$1.360651	0.000	N/A	N/A	N/A
	2003	$1.000000	$1.225218	0.000	N/A	N/A	N/A
Capital Guardian Global - Service Class(9)	2005	$1.409258	$1.514051	0.000	N/A	N/A	N/A
	2004	$1.303565	$1.409258	0.000	N/A	N/A	N/A
	2003	$1.000000	$1.303565	0.000	N/A	N/A	N/A
Capital Guardian U.S. Equity - Service Class(11)	2005	$1.330267	$1.379317	21,096.194	N/A	N/A	N/A
	2004	$1.242941	$1.330267	21,149.069	N/A	N/A	N/A
	2003	$1.000000	$1.242941	21,202.073	N/A	N/A	N/A
Capital Guardian Value - Service Class(4)	2005	$1.451947	$1.525905	20,472.740	N/A	N/A	N/A
	2004	$1.276291	$1.451947	20,524.049	N/A	N/A	N/A
	2003	$1.000000	$1.276291	20,575.488	N/A	N/A	N/A
Clarion Global Real Estate Securities - Service Class(15)a	2005	$1.633413	$1.807285	15,442.050	N/A	N/A	N/A
	2004	$1.261219	$1.633413	18,006.254	N/A	N/A	N/A
	2003	$1.000000	$1.261219	18,584.528	N/A	N/A	N/A
Great Companies AmericaSM - Service Class(14)	2005	$1.149466	$1.164498	0.000	N/A	N/A	N/A
	2004	$1.159012	$1.149466	0.000	N/A	N/A	N/A
	2003	$1.000000	$1.159012	0.000	N/A	N/A	N/A
Great Companies - Technology SM - Service Class (14)	2005	$1.365772	$1.359961	2,716.447	N/A	N/A	N/A
	2004	$1.299095	$1.365772	2,547.967	N/A	N/A	N/A
	2003	$1.000000	$1.299095	892.5815	N/A	N/A	N/A
Janus Growth - Service Class (2)	2005	$1.349704	$1.447446	1,725.579	N/A	N/A	N/A
	2004	$1.198385	$1.349704	1,726.108	N/A	N/A	N/A
	2003	$1.000000	$1.198385	0.000	N/A	N/A	N/A
Jennison Growth - Service Class(7)	2005	$1.274091	$1.413934	0.000	N/A	N/A	N/A
	2004	$1.197292	$1.274091	0.000	N/A	N/A	N/A
	2003	$1.000000	$1.197292	0.000	N/A	N/A	N/A
J.P. Morgan Enhanced Index - Service Class(8)	2005	$1.309105	$1.320678	0.000	N/A	N/A	N/A
	2004	$1.209751	$1.309105	0.000	N/A	N/A	N/A
	2003	$1.000000	$1.209751	0.000	N/A	N/A	N/A
Marsico Growth - Service Class(12)b	2005	$1.297321	$1.372359	0.000	N/A	N/A	N/A
	2004	$1.184729	$1.297321	0.000	N/A	N/A	N/A
	2003	$1.000000	$1.184729	0.000	N/A	N/A	N/A
Mercury Large Cap Value - Service Class(12)	2005	$1.444602	$1.634379	0.000	N/A	N/A	N/A
	2004	$1.252476	$1.444602	0.000	N/A	N/A	N/A
	2003	$1.000000	$1.252476	0.000	N/A	N/A	N/A
MFS High Yield - Service Class(10)	2005	$1.155681	$1.146748	20,160.794	N/A	N/A	N/A
	2004	$1.079727	$1.155681	20,193.351	N/A	N/A	N/A
	2003	$1.000000	$1.079727	19,145.805	N/A	N/A	N/A

39

		2.30% (Continued)			2.05% (Continued)
Subaccount	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
PIMCO Total Return - Service Class(15)	2005	$1.023862	$1.021247	2,664.291	N/A	N/A	N/A
	2004	$1.005095	$1.023862	2,673.065	N/A	N/A	N/A
	2003	$1.000000	$1.005095	2,349.053	N/A	N/A	N/A
Salomon All Cap - Service Class(12)	2005	$1.351017	$1.370990	16,326.326	N/A	N/A	N/A
	2004	$1.269268	$1.351017	18,590.358	N/A	N/A	N/A
	2003	$1.000000	$1.269268	18,570.442	N/A	N/A	N/A
Templeton Great Companies Global - Service Class(13)	2005	$1.078330	$1.130371	0.000	N/A	N/A	N/A
	2004	$1.200018	$1.078330	0.000	N/A	N/A	N/A
	2003	$1.000000	$1.200018	0.000	N/A	N/A	N/A
Transamerica Balanced - Service Class(15)	2005	$1.184125	$1.247750	1,065.668	N/A	N/A	N/A
	2004	$1.092598	$1.184125	1,068.458	N/A	N/A	N/A
	2003	$1.000000	$1.092598	1,071.447	N/A	N/A	N/A
Transamerica Convertible Securities - Service Class(15)	2005	$1.268063	$1.283534	0.000	N/A	N/A	N/A
	2004	$1.148118	$1.268063	0.000	N/A	N/A	N/A
	2003	$1.000000	$1.148118	0.000	N/A	N/A	N/A
Transamerica Equity - Service Class(12)	2005	$1.361322	$1.547439	44,149.352	N/A	N/A	N/A
	2004	$1.204564	$1.361322	46,839.721	N/A	N/A	N/A
	2003	$1.000000	$1.204564	0.000	N/A	N/A	N/A
Transamerica Growth Opportunities - Service Class(14)	2005	$1.417914	$1.606943	0.000	N/A	N/A	N/A
	2004	$1.245074	$1.417914	0.000	N/A	N/A	N/A
	2003	$1.000000	$1.245074	0.000	N/A	N/A	N/A
Transamerica Money Market - Service Class(1)	2005	$0.973119	$0.976290	0.000	N/A	N/A	N/A
	2004	$0.988117	$0.973119	0.000	N/A	N/A	N/A
	2003	$1.000000	$0.988117	0.000	N/A	N/A	N/A
Transamerica U.S. Government Securities - Service Class(5)	2005	$0.996629	$0.993588	0.000	N/A	N/A	N/A
	2004	$0.990855	$0.996629	0.000	N/A	N/A	N/A
	2003	$1.000000	$0.990855	0.000	N/A	N/A	N/A
T. Rowe Price Equity Income - Service Class(6)	2005	$1.355459	$1.375508	1,733.394	N/A	N/A	N/A
	2004	$1.210437	$1.355459	1,653.723	N/A	N/A	N/A
	2003	$1.000000	$1.210437	0.000	N/A	N/A	N/A
T. Rowe Price Growth Stock - Service Class(6)	2005	$1.291449	$1.336935	0.000	N/A	N/A	N/A
	2004	$1.205923	$1.291449	0.000	N/A	N/A	N/A
	2003	$1.000000	$1.205923	0.000	N/A	N/A	N/A
T. Rowe Price Small Cap - Service Class(12)	2005	$1.426709	$1.539750	15,173.027	N/A	N/A	N/A
	2004	$1.325528	$1.426709	17,544.052	N/A	N/A	N/A
	2003	$1.000000	$1.325528	17,333.155	N/A	N/A	N/A
Van Kampen Active International Allocation - Service Class(1)	2005	$1.477827	$1.641334	0.000	N/A	N/A	N/A
	2004	$1.306577	$1.477827	0.000	N/A	N/A	N/A
	2003	$1.000000	$1.306577	0.000	N/A	N/A	N/A
Van Kampen Large Cap Core - Service Class(1)	2005	$1.259117	$1.343168	0.000	N/A	N/A	N/A
	2004	$1.144742	$1.259117	0.000	N/A	N/A	N/A
	2003	$1.000000	$1.144742	0.000	N/A	N/A	N/A
Van Kampen Mid-Cap Growth - Service Class(14)c	2005	$1.236820	$1.297496	1,175.679	N/A	N/A	N/A
	2004	$1.183500	$1.236820	1,179.551	N/A	N/A	N/A
	2003	$1.000000	$1.183500	1,041.942	N/A	N/A	N/A
AIM V.I. Basic Value Fund - Series II Shares(15)	2005	$1.390873	$1.433493	16,797.716	$1.071094	$1.106608	1,137,236.314
	2004	$1.283810	$1.390873	16,839.966	$0.986226	$1.071094	1,328,556.449
	2003	$1.000000	$1.283810	1,403.335	$0.755058	$0.986226	1,434,467.723
	2002	N/A	N/A	N/A	$1.000000	$0.755058	924,597.542
AIM V.I. Capital Appreciation Fund - Series II Shares(15)	2005	$1.266759	$1.344584	0.000	$1.042171	$1.108895	248,251.366
	2004	$1.218793	$1.266759	0.000	$1.000255	$1.042171	350,958.979
	2003	$1.000000	$1.218793	0.000	$0.790158	$1.000255	362,714.572
	2002	N/A	N/A	N/A	$1.000000	$0.790158	238,405.703

40

		2.30% (Continued)			2.05% (Continued)
Subaccount	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
AllianceBernstein Growth and Income Portfolio - Class B(14)	2005	$1.329897	$1.359832	0.000	$1.107663	$1.135370	1,164,146.386
	2004	$1.223289	$1.329897	0.000	$1.016380	$1.107663	1,256,914.040
	2003	$1.000000	$1.223289	0.000	$0.784658	$1.016380	1,356,018.945
	2002	N/A	N/A	N/A	$1.000000	$0.784658	806,408.218
AllianceBernstein Large Cap Growth Portfolio - Class B(14)	2005	$1.211153	$1.359749	2,032.786	$1.000475	$1.125973	746,333.980
	2004	$1.143646	$1.211153	2,038.097	$0.942399	$1.000475	919,796.020
	2003	$1.000000	$1.143646	2,043.794	$0.779541	$0.942399	894,137.362
	2002	N/A	N/A	N/A	$1.000000	$0.779541	612,049.924
Janus Aspen - Mid Cap Growth Portfolio - Service Shares(13)	2005	$1.471678	$1.611720	0.000	$1.236979	$1.358004	339,231.750
	2004	$1.249731	$1.471678	0.000	$1.047848	$1.236979	261,515.781
	2003	$1.000000	$1.249731	0.000	$0.793465	$1.047848	128,961.303
	2002	N/A	N/A	N/A	$1.000000	$0.793465	96,244.084
Janus Aspen - World Wide Growth Portfolio - Service Shares(13)	2005	$1.260252	$1.300600	8,213.752	$0.964837	$0.998152	670,215.297
	2004	$1.233478	$1.260252	8,234.339	$0.942022	$0.964837	612,577.074
	2003	$1.000000	$1.233478	0.000	$0.777262	$0.942022	595,797.877
	2002	N/A	N/A	N/A	$1.000000	$0.777262	485,119.409
MFS New Discovery Series - Service Class(15)	2005	$1.314944	$1.350138	4,470.322	$1.012632	$1.042272	599,989.320
	2004	$1.266619	$1.314944	4,481.568	$0.973029	$1.012632	593,842.608
	2003	$1.000000	$1.266619	443.831	$0.744169	$0.973029	604,414.950
	2002	N/A	N/A	N/A	$1.000000	$0.744169	430,329.451
MFS Total Return Series - Service Class(15)	2005	$1.213736	$1.217344	0.000	$1.130502	$1.136630	6,518,753.882
	2004	$1.118395	$1.213736	0.000	$1.039145	$1.130502	6,681,777.704
	2003	$1.000000	$1.118395	0.000	$0.914134	$1.039145	6,596,368.629
	2002	N/A	N/A	N/A	$1.000000	$0.914134	3,504,022.989
Fidelity VIP - Contrafund® Portfolio - Service Class 2(12)	2005	$1.387678	$1.582402	1,581.095	$1.218498	$1.392877	4,937,141.548
	2004	$1.232790	$1.387678	1,644.291	$1.079848	$1.218498	4,607,500.525
	2003	$1.000000	$1.232790	0.000	$0.859599	$1.079848	4,268,144.889
	2002	N/A	N/A	N/A	$1.000000	$0.859599	2,610,176.784
Fidelity - VIP Equity - Income Portfolio - Service Class 2(12)	2005	$1.360683	$1.404275	1,943.026	$1.132263	$1.171382	2,538,506.870
	2004	$1.251476	$1.360683	1,948.102	$1.038836	$1.132263	2,965,497.133
	2003	$1.000000	$1.251476	1,953.545	$0.815292	$1.038836	2,915,179.996
	2002	N/A	N/A	N/A	$1.000000	$0.815292	1,171,144.495
Fidelity - VIP Growth Portfolio - Service Class 2(14)	2005	$1.248415	$1.287588	0.000	$0.972781	$1.005752	1,172,487.943
	2004	$1.238538	$1.248415	0.000	$0.962720	$0.972781	1,215,275.716
	2003	$1.000000	$1.238538	0.000	$0.741225	$0.962720	1,224,577.371
	2002	N/A	N/A	N/A	$1.000000	$0.741225	640,287.864
Fidelity - VIP Mid Cap Portfolio - Service Class 2(12)	2005	$1.688213	$1.947702	12,276.741	$1.413088	$1.634275	5,535,276.086
	2004	$1.385512	$1.688213	12,488.789	$1.156879	$1.413088	5,531,641.439
	2003	$1.000000	$1.385512	0.000	$0.853928	$1.156879	4,923,622.851
	2002	N/A	N/A	N/A	$1.000000	$0.853928	2,797,025.560
Fidelity - VIP Value Strategies Portfolio - Service Class 2(15)	2005	$1.636169	$1.638305	12,149.443	$1.282351	$1.287159	2,682,509.306
	2004	$1.470410	$1.636169	12,133.003	$1.149605	$1.282351	2,850,357.153
	2003	$1.000000	$1.470410	0.000	$0.745495	$1.149605	2,738,979.818
	2002	N/A	N/A	N/A	$1.000000	$0.745495	1,620,340.408
Asset Allocation Conservative Portfolio - Initial Class(15)	2005	N/A	N/A	N/A	$1.156517	$1.192085	11,913,811.479
	2004	N/A	N/A	N/A	$1.075781	$1.156517	12,722,990.785
	2003	N/A	N/A	N/A	$0.893163	$1.075781	13,292,137.330
	2002	N/A	N/A	N/A	$1.000000	$0.893163	3,351,966.231
Asset Allocation - Growth Portfolio - Initial Class(15)	2005	N/A	N/A	N/A	$1.150087	$1.264999	8,814,066.374
	2004	N/A	N/A	N/A	$1.027907	$1.150087	8,155,202.014
	2003	N/A	N/A	N/A	$0.801958	$1.027907	6,570,528.091
	2002	N/A	N/A	N/A	$1.000000	$0.801958	3,449,065.661

41

		2.30% (Continued)			2.05% (Continued)
Subaccount	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
Asset Allocation - Moderate Portfolio - Initial Class(15)	2005	N/A	N/A	N/A	$1.154993	$1.216120	22,243,795.300
	2004	N/A	N/A	N/A	$1.058168	$1.154993	22,531,206.725
	2003	N/A	N/A	N/A	$0.864789	$1.058168	21,854,279.773
	2002	N/A	N/A	N/A	$1.000000	$0.864789	9,034,339.598
Asset Allocation - Moderate Growth Portfolio - Initial Class(15)	2005	N/A	N/A	N/A	$1.159519	$1.248898	22,587,809.690
	2004	N/A	N/A	N/A	$1.042179	$1.159519	23,571,056.558
	2003	N/A	N/A	N/A	$0.836320	$1.042179	22,222,990.289
	2002	N/A	N/A	N/A	$1.000000	$0.836320	9,307,645.937
American Century International - Initial Class(14)	2005	N/A	N/A	N/A	$1.083713	$1.198628	1,599,650.490
	2004	N/A	N/A	N/A	$0.967247	$1.083713	1,522,273.338
	2003	N/A	N/A	N/A	$0.787811	$0.967247	1,401,306.093
	2002	N/A	N/A	N/A	$1.000000	$0.787811	504,009.182
American Century Large Company Value - Initial Class(14)	2005	N/A	N/A	N/A	$1.154394	$1.178165	731,135.307
	2004	N/A	N/A	N/A	$1.034227	$1.154394	866,099.244
	2003	N/A	N/A	N/A	$0.819488	$1.034227	863,344.144
	2002	N/A	N/A	N/A	$1.000000	$0.819488	462,303.184
Capital Guardian Global - Initial Class(9)	2005	N/A	N/A	N/A	$1.178766	$1.272709	4,008,838.730
	2004	N/A	N/A	N/A	$1.084970	$1.178766	3,857,862.846
	2003	N/A	N/A	N/A	$0.804614	$1.084970	3,517,782.045
	2002	N/A	N/A	N/A	$1.000000	$0.804614	1,828,885.197
Capital Guardian U.S. Equity - Initial Class(11)	2005	N/A	N/A	N/A	$1.133917	$1.181286	3,366,467.108
	2004	N/A	N/A	N/A	$1.054237	$1.133917	3,509,512.212
	2003	N/A	N/A	N/A	$0.788153	$1.054237	3,336,714.841
	2002	N/A	N/A	N/A	$1.000000	$0.788153	1,897,206.226
Capital Guardian Value - Initial Class(4)	2005	N/A	N/A	N/A	$1.170358	$1.235341	5,533,379.634
	2004	N/A	N/A	N/A	$1.023455	$1.170358	5,590,911.348
	2003	N/A	N/A	N/A	$0.776052	$1.023455	5,178,547.482
	2002	N/A	N/A	N/A	$1.000000	$0.776052	3,163,627.268
Clarion Global Real Estate Securities - Initial Class(15)a	2005	N/A	N/A	N/A	$1.603794	$1.783433	1,630,619.080
	2004	N/A	N/A	N/A	$1.231933	$1.603794	2,020,570.944
	2003	N/A	N/A	N/A	$0.926167	$1.231933	1,791,813.110
	2002	N/A	N/A	N/A	$1.000000	$0.926167	848,816.737
Great Companies AmericaSM - Initial Class(14)	2005	N/A	N/A	N/A	$1.023632	$1.042036	648,897.926
	2004	N/A	N/A	N/A	$1.027000	$1.023632	659,150.604
	2003	N/A	N/A	N/A	$0.840650	$1.027000	743,925.239
	2002	N/A	N/A	N/A	$1.000000	$0.840650	318,777.748
Great Companies - Technology SM - Initial Class (14)	2005	N/A	N/A	N/A	$1.113337	$1.113521	639,401.411
	2004	N/A	N/A	N/A	$1.051469	$1.113337	595,247.109
	2003	N/A	N/A	N/A	$0.710805	$1.051469	599,400.203
	2002	N/A	N/A	N/A	$1.000000	$0.710805	67,210.623
Janus Growth - Initial Class (2)	2005	N/A	N/A	N/A	$1.160368	$1.250226	249,227.218
	2004	N/A	N/A	N/A	$1.025033	$1.160368	272,636.515
	2003	N/A	N/A	N/A	$0.791916	$1.025033	324,352.714
	2002	N/A	N/A	N/A	$1.000000	$0.791916	126,350.905
Jennison Growth - Initial Class(7)	2005	N/A	N/A	N/A	$1.011636	$1.128060	671,900.483
	2004	N/A	N/A	N/A	$0.946076	$1.011636	813,915.269
	2003	N/A	N/A	N/A	$0.749731	$0.946076	790,596.260
	2002	N/A	N/A	N/A	$1.000000	$0.749731	378,340.552
J.P. Morgan Enhanced Index - Initial Class(8)	2005	N/A	N/A	N/A	$1.098003	$1.113224	1,032,782.717
	2004	N/A	N/A	N/A	$1.009349	$1.098003	1,319,130.639
	2003	N/A	N/A	N/A	$0.798818	$1.009349	1,469,352.818
	2002	N/A	N/A	N/A	$1.000000	$0.798818	1,116,494.171
Marsico Growth - Initial Class(12)b	2005	N/A	N/A	N/A	$1.306752	$1.390499	644,052.867
	2004	N/A	N/A	N/A	$1.188063	$1.306752	261,433.421
	2003	N/A	N/A	N/A	$1.000000	$1.188063	298,269.6250

42

		2.30% (Continued)			2.05% (Continued)
Subaccount	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
Mercury Large Cap Value - Initial Class(12)	2005	N/A	N/A	N/A	$1.188179	$1.349983	1,699,110.179
	2004	N/A	N/A	N/A	$1.024670	$1.188179	1,401,569.087
	2003	N/A	N/A	N/A	$0.805713	$1.024670	1,421,907.878
	2002	N/A	N/A	N/A	$1.000000	$0.805713	766,008.437
MFS High Yield - Initial Class(10)	2005	N/A	N/A	N/A	$1.222127	$1.219367	2,597,577.819
	2004	N/A	N/A	N/A	$1.136257	$1.222127	2,847,809.421
	2003	N/A	N/A	N/A	$0.984831	$1.136257	3,139,842.025
	2002	N/A	N/A	N/A	$1.000000	$0.984831	825,866.141
PIMCO Total Return - Initial Class(15)	2005	N/A	N/A	N/A	$1.102737	$1.105810	6,241,138.267
	2004	N/A	N/A	N/A	$1.076993	$1.102737	6,273,424.517
	2003	N/A	N/A	N/A	$1.047694	$1.076993	6,998,700.432
	2002	N/A	N/A	N/A	$1.000000	$1.047694	4,549,829.924
Salomon All Cap - Initial Class(12)	2005	N/A	N/A	N/A	$1.083437	$1.105017	3,419,828.371
	2004	N/A	N/A	N/A	$1.013103	$1.083437	3,817,978.520
	2003	N/A	N/A	N/A	$0.764956	$1.013103	3,755,672.367
	2002	N/A	N/A	N/A	$1.000000	$0.764956	2,186,349.501
Templeton Great Companies Global - Initial Class(13)	2005	N/A	N/A	N/A	$1.094552	$1.152735	969,563.736
	2004	N/A	N/A	N/A	$1.020505	$1.094552	833,899.959
	2003	N/A	N/A	N/A	$0.821759	$1.020505	614,144.164
	2002	N/A	N/A	N/A	$1.000000	$0.821759	288,580.337
Transamerica Balanced - Initial Class(15)	2005	N/A	N/A	N/A	$1.138069	$1.204080	781,518.438
	2004	N/A	N/A	N/A	$1.044894	$1.138069	831,886.826
	2003	N/A	N/A	N/A	$0.936208	$1.044894	873,324.440
	2002	N/A	N/A	N/A	$1.000000	$0.936208	294,907.048
Transamerica Convertible Securities - Initial Class(15)	2005	N/A	N/A	N/A	$1.235603	$1.257866	1,143,130.902
	2004	N/A	N/A	N/A	$1.114161	$1.235603	1,076,664.946
	2003	N/A	N/A	N/A	$0.919433	$1.114161	1,034,137.336
	2002	N/A	N/A	N/A	$1.000000	$0.919433	515,614.901
Transamerica Equity - Initial Class(12)	2005	N/A	N/A	N/A	$1.223899	$1.397725	3,553,196.172
	2004	N/A	N/A	N/A	$1.078576	$1.223899	3,408,212.319
	2003	N/A	N/A	N/A	$0.838775	$1.078576	2,579,172.995
	2002	N/A	N/A	N/A	$1.000000	$0.838775	1,409,672.987
Transamerica Growth Opportunities - Initial Class(14)	2005	N/A	N/A	N/A	$1.159147	$1.320280	1,141,336.905
	2004	N/A	N/A	N/A	$1.014316	$1.159147	1,187,931.335
	2003	N/A	N/A	N/A	$0.788866	$1.014316	608,146.259
	2002	N/A	N/A	N/A	$1.000000	$0.788866	478,802.905
Transamerica Money Market - Initial Class(1)	2005	N/A	N/A	N/A	$0.971609	$0.979599	1,593,313.750
	2004	N/A	N/A	N/A	$0.981716	$0.971609	1,599,509.006
	2003	N/A	N/A	N/A	$1.000000	$0.981716	2,118,206.891
Transamerica Small/Mid Cap Value - Initial Class(3)	2005	N/A	N/A	N/A	$1.325401	$1.475004	35,325.668
	2004	N/A	N/A	N/A	$1.162599	$1.325401	37,125.393
	2003	N/A	N/A	N/A	$0.621703	$1.162599	42,599.8926
	2002	N/A	N/A	N/A	$1.000000	$0.621703	65,591.264
Transamerica U.S. Government Securities - Initial Class(5)	2005	N/A	N/A	N/A	$1.059628	$1.061562	1,473,736.277
	2004	N/A	N/A	N/A	$1.046905	$1.059628	1,479,128.069
	2003	N/A	N/A	N/A	$1.037786	$1.046905	1,973,359.187
	2002	N/A	N/A	N/A	$1.000000	$1.037786	1,455,442.327
T. Rowe Price Equity Income - Initial Class(6)	2005	N/A	N/A	N/A	$1.158793	$1.182234	4,941,870.327
	2004	N/A	N/A	N/A	$1.030039	$1.158793	4,803,136.053
	2003	N/A	N/A	N/A	$0.836971	$1.030039	4,833,563.861
	2002	N/A	N/A	N/A	$1.000000	$0.836971	2,599,295.828
T. Rowe Price Growth Stock - Initial Class(6)	2005	N/A	N/A	N/A	$1.121948	$1.167214	2,597,062.863
	2004	N/A	N/A	N/A	$1.042280	$1.121948	2,646,349.864
	2003	N/A	N/A	N/A	$0.813420	$1.042280	2,806,648.159
	2002	N/A	N/A	N/A	$1.000000	$0.813420	1,452,575.125

43

		2.30% (Continued)			2.05% (Continued)
Subaccount	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
T. Rowe Price Small Cap - Initial Class(12)	2005	N/A	N/A	N/A	$1.101532	$1.193999	2,330,687.560
	2004	N/A	N/A	N/A	$1.018589	$1.101532	2,331,973.257
	2003	N/A	N/A	N/A	$0.740331	$1.018589	2,383,017.556
	2002	N/A	N/A	N/A	$1.000000	$0.740331	1,406,961.012
Van Kampen Active International Allocation - Initial Class(1)	2005	N/A	N/A	N/A	$1.213396	$1.353085	1,636,699.829
	2004	N/A	N/A	N/A	$1.067146	$1.213396	1,066,833.112
	2003	N/A	N/A	N/A	$0.819975	$1.067146	836,813.884
	2002	N/A	N/A	N/A	$1.000000	$0.819975	501,697.559
Van Kampen Large Cap Core - Initial Class(1)	2005	N/A	N/A	N/A	$1.140092	$1.222445	372,408.194
	2004	N/A	N/A	N/A	$1.031926	$1.140092	386,840.375
	2003	N/A	N/A	N/A	$0.869699	$1.031926	499,064.017
	2002	N/A	N/A	N/A	$1.000000	$0.869699	220,638.224
Van Kampen Mid-Cap Growth - Initial Class(14)c	2005	N/A	N/A	N/A	$0.949775	$1.001015	761,808.552
	2004	N/A	N/A	N/A	$0.904677	$0.949775	988,121.765
	2003	N/A	N/A	N/A	$0.720387	$0.904677	998,093.649
	2002	N/A	N/A	N/A	$1.000000	$0.720387	558,294.630

(1)	Subaccount Inception Date April 8, 1991.

(2)	Subaccount Inception Date July 1, 1992.

(3)	Subaccount Inception Date May 4, 1993.

(4)	Subaccount Inception Date May 27, 1993.

(5)	Subaccount Inception Date May 9, 1994.

(6)	Subaccount Inception Date January 3, 1995.

(7)	Subaccount Inception Date November 18, 1996.

(8)	Subaccount Inception Date May 1, 1997.

(9)	Subaccount Inception Date February 2, 1998.

(10)	Subaccount Inception Date June 2, 1998.

(11)	Subaccount Inception Date July 1, 1998.

(12)	Subaccount Inception Date May 1, 2000.

(13)	Subaccount Inception Date October 9, 2000.

(14)	Subaccount Inception Date May 1, 2001.

(15)	Subaccount Inception Date May 1, 2002.

(16)	Subaccount Inception Date November 3, 2003.

[a]	Formerly known as Clarion Real Estate Securities.

[b]	This subaccount was re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 you may only invest in the Initial Class shares. If you purchased your policy on May 1, 2003 or after, you may only invest in Service Class shares.

[c]	Formerly known as Van Kampen Emerging Growth.

International Moderate Growth Fund had not commenced operations as of December 31, 2005, therefore, comparable data is not available.

[THIS SPACE INTENTIONALLY LEFT BLANK]

44

		2.00%			1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
Asset Allocation Conservative Portfolio - Service Class(15)	2005	$1.237538	$1.274130	1,850,836.909	$1.241621	$1.280824	3,471,185.059
	2004	$1.153408	$1.237538	1,356,256.244	$1.154926	$1.241621	2,484,071.437
	2003	$1.000000	$1.153408	0.000	$1.000000	$1.154926	1,161,758.4535
Asset Allocation - Growth Portfolio - Service Class(15)	2005	$1.388206	$1.523349	448,165.910	$1.392775	$1.531359	5,276,494.752
	2004	$1.243201	$1.388206	328,071.052	$1.244833	$1.392775	3,248,179.788
	2003	$1.000000	$1.243201	95,654.2614	$1.000000	$1.244833	1,271,216.8585
Asset Allocation - Moderate Portfolio - Service Class(15)	2005	$1.280332	$1.344798	4,256,241.523	$1.284535	$1.351853	15,058,062.625
	2004	$1.175252	$1.280332	3,295,751.671	$1.176789	$1.284535	9,673,938.990
	2003	$1.000000	$1.175252	273,648.3386	$1.000000	$1.176789	2,053,541.3015
Asset Allocation - Moderate Growth Portfolio - Service Class(15)	2005	$1.333718	$1.434575	3,793,090.108	$1.338083	$1.442088	11,277,470.513
	2004	$1.202229	$1.333718	2,271,056.871	$1.203797	$1.338083	7,122,718.076
	2003	$1.000000	$1.202229	273,309.0582	$1.000000	$1.203797	2,212,321.6810
American Century International - Service Class(14)	2005	$1.401442	$1.544702	31,052.358	$1.406046	$1.552796	289,841.350
	2004	$1.251472	$1.401442	29,031.916	$1.253116	$1.406046	175,059.445
	2003	$1.000000	$1.251472	0.000	$1.000000	$1.253116	24,994.0994
American Century Large Company Value - Service Class(14)	2005	$1.367342	$1.391980	33,453.413	$1.371834	$1.399290	148,739.660
	2004	$1.227616	$1.367342	29,658.663	$1.229225	$1.371834	139,376.282
	2003	$1.000000	$1.227616	0.000	$1.000000	$1.229225	17,554.2063
Capital Guardian Global - Service Class(9)	2005	$1.416204	$1.525977	36,687.866	$1.420834	$1.533955	1,179,313.113
	2004	$1.306127	$1.416204	38,283.486	$1.307837	$1.420834	688,711.782
	2003	$1.000000	$1.306127	1,270.1357	$1.000000	$1.307837	279,497.2852
Capital Guardian U.S. Equity - Service Class(11)	2005	$1.336805	$1.390158	59,648.453	$1.341192	$1.397454	1,112,110.854
	2004	$1.245365	$1.336805	40,616.372	$1.247007	$1.341192	745,344.734
	2003	$1.000000	$1.245365	2,103.2282	$1.000000	$1.247007	326,941.3415
Capital Guardian Value - Service Class(4)	2005	$1.459075	$1.537894	121,870.248	$1.463879	$1.545974	1,329,764.462
	2004	$1.278793	$1.459075	115,638.808	$1.280478	$1.463879	727,158.315
	2003	$1.000000	$1.278793	7,639.3419	$1.000000	$1.280478	299,990.3015
Clarion Global Real Estate Securities - Service Class(15)[a]	2005	$1.641439	$1.821483	75,950.287	$1.646832	$1.831065	653,210.291
	2004	$1.263687	$1.641439	11,551.566	$1.265349	$1.646832	161.483.910
	2003	$1.000000	$1.263687	0.000	$1.000000	$1.265349	30,587.7103
Great Companies AmericaSM - Service Class(14)	2005	$1.155112	$1.173644	0.000	$1.158917	$1.179824	9,260.940
	2004	$1.161281	$1.155112	0.000	$1.162810	$1.158917	944.361
	2003	$1.000000	$1.161281	0.000	$1.000000	$1.162810	18,594.3708
Great Companies - TechnologySM - Service Class(14)	2005	$1.372482	$1.370655	45,350.659	$1.376983	$1.377844	84,616.109
	2004	$1.301642	$1.372482	28,214.066	$1.303343	$1.376983	74,615.741
	2003	$1.000000	$1.301642	0.000	$1.000000	$1.303343	9,684.727
Janus Growth - Service Class (2)	2005	$1.356330	$1.458821	30,823.304	$1.360790	$1.466480	67,693.076
	2004	$1.200724	$1.356330	8,350.091	$1.202306	$1.360790	17,424.931
	2003	$1.000000	$1.200724	0.000	$1.000000	$1.202306	6,355.927
Jennison Growth - Service Class(7)	2005	$1.280340	$1.425030	5,170.851	$1.284548	$1.432514	3,097.344
	2004	$1.199629	$1.280340	0.000	$1.201203	$1.284548	12,658.774
	2003	$1.000000	$1.199629	0.000	$1.000000	$1.201203	0.00
J.P. Morgan Enhanced Index - Service Class(8)	2005	$1.315537	$1.331059	0.000	$1.319853	$1.338044	29,498.661
	2004	$1.212127	$1.315537	0.000	$1.213714	$1.319853	35,161.825
	2003	$1.000000	$1.212127	0.000	$1.000000	$1.213714	30,595.631
Marsico Growth - Service Class(12)b	2005	$1.303691	$1.383158	44,426.395	$1.307980	$1.390417	177,435.093
	2004	$1.187046	$1.303691	36,595.891	$1.188601	$1.307980	55,470.707
	2003	$1.000000	$1.187046	0.000	$1.000000	$1.188601	11,608.008
Mercury Large Cap Value - Service Class(12)	2005	$1.451699	$1.647225	2,403.215	$1.456462	$1.655859	175,854.398
	2004	$1.254934	$1.451699	0.000	$1.256578	$1.456462	96,811.038
	2003	$1.000000	$1.254934	0.000	$1.000000	$1.256578	34,886.867
MFS High Yield - Service Class(10)	2005	$1.161377	$1.155773	105,621.614	$1.165192	$1.161857	554,304.158
	2004	$1.081853	$1.161377	39,551.668	$1.083263	$1.165192	732,806.472
	2003	$1.000000	$1.081853	0.000	$1.000000	$1.083263	127,714.499

45

		2.00% (Continued)			1.80% (Continued)
Subaccount	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
PIMCO Total Return - Service Class(15)	2005	$1.028898	$1.029279	124,569.220	$1.032300	$1.034705	1,589,374.781
	2004	$1.007067	$1.028898	89,463.100	$1.008398	$1.032300	883,385.993
	2003	$1.000000	$1.007067	11,359.8889	$1.000000	$1.008398	177,762.406
Salomon All Cap - Service Class(12)	2005	$1.357660	$1.381774	13,905.403	$1.362113	$1.389017	79,857.662
	2004	$1.271758	$1.357660	13,427.620	$1.273418	$1.362113	62,741.794
	2003	$1.000000	$1.271758	0.000	$1.000000	$1.273418	18,665.923
Templeton Great Companies Global - Service Class(13)	2005	$1.080456	$1.135930	59,284.631	$1.081888	$1.139655	57,140.689
	2004	$1.202376	$1.080456	23,990.476	$1.203949	$1.081888	65,115.082
	2003	$1.000000	$1.202376	0.000	$1.000000	$1.203949	6,994.133
Transamerica Balanced - Service Class(15)	2005	$1.189960	$1.257570	513.073	$1.193854	$1.264158	228,570.424
	2004	$1.094745	$1.189960	519.424	$1.096176	$1.193854	124,673.849
	2003	$1.000000	$1.094745	0.000	$1.000000	$1.096176	46,064.903
Transamerica Convertible Securities - Service Class(15)	2005	$1.274297	$1.293626	43,169.053	$1.278480	$1.300420	267,220.031
	2004	$1.150373	$1.274297	30,089.345	$1.151882	$1.278480	246,854.055
	2003	$1.000000	$1.150373	0.000	$1.000000	$1.151882	20,784.065
Transamerica Equity - Service Class(12)	2005	$1.368016	$1.559602	49,226.919	$1.372516	$1.567795	709,148.560
	2004	$1.206930	$1.368016	15,570.411	$1.208512	$1.372516	313,898.482
	2003	$1.000000	$1.206930	0.000	$1.000000	$1.208512	34,498.553
Transamerica Growth Opportunities - Service Class(14)	2005	$1.424884	$1.619573	12,099.332	$1.429566	$1.628076	150,695.844
	2004	$1.247516	$1.424884	12,399.891	$1.249155	$1.429566	47,427.664
	2003	$1.000000	$1.247516	0.000	$1.000000	$1.249155	9,266.060
Transamerica Money Market - Service Class(1)	2005	$0.977921	$0.983994	22,976.369	$0.981125	$0.989153	1,538,905.247
	2004	$0.990061	$0.977921	12,016.136	$0.991361	$0.981125	292,895.105
	2003	$1.000000	$0.990061	65,642.1412	$1.000000	$0.991361	120,689.803
Transamerica U.S. Government Securities - Service Class(5)	2005	$1.001542	$1.001405	19,844.246	$1.004835	$1.006674	223,533.195
	2004	$0.992807	$1.001542	7,919.597	$0.994114	$1.004835	140,622.667
	2003	$1.000000	$0.992807	0.000	$1.000000	$0.994114	31,745.757
T. Rowe Price Equity Income - Service Class(6)	2005	$1.362121	$1.386333	80,067.666	$1.366596	$1.393606	724,550.000
	2004	$1.212812	$1.362121	14,028.426	$1.214405	$1.366596	393,719.559
	2003	$1.000000	$1.212812	0.000	$1.000000	$1.214405	118,689.795
T. Rowe Price Growth Stock - Service Class(6)	2005	$1.297785	$1.347434	25,876.297	$1.302059	$1.354520	488,399.862
	2004	$1.208289	$1.297785	26,916.407	$1.209875	$1.302059	386,638.405
	2003	$1.000000	$1.208289	2,914.3832	$1.000000	$1.209875	132,008.559
T. Rowe Price Small Cap - Service Class(12)	2005	$1.433725	$1.551860	47,122.573	$1.438430	$1.559996	644,556.707
	2004	$1.328123	$1.433725	38,295.703	$1.329865	$1.438430	210,983.852
	2003	$1.000000	$1.328123	360.5469	$1.000000	$1.329865	46,760.198
Van Kampen Active International Allocation - Service Class(1)	2005	$1.485104	$1.654255	14,600.111	$1.489961	$1.662924	132,610.185
	2004	$1.309149	$1.485104	433.800	$1.310854	$1.489961	44,265.241
	2003	$1.000000	$1.309149	0.000	$1.000000	$1.310854	4,295.920
Van Kampen Large Cap Core - Service Class(1)	2005	$1.265299	$1.353720	5,987.913	$1.269474	$1.360851	186,391.072
	2004	$1.146984	$1.265299	6,032.182	$1.148504	$1.269474	199,269.312
	2003	$1.000000	$1.146984	6,078.9835	$1.000000	$1.148504	76,797.669
Van Kampen Mid-Cap Growth - Service Class(14)[c]	2005	$1.242906	$1.307712	0.000	$1.246984	$1.314576	56,883.092
	2004	$1.185820	$1.242906	0.000	$1.187376	$1.246984	34,147.922
	2003	$1.000000	$1.185820	0.000	$1.000000	$1.187376	10,809.693
PAM Transamerica U.S. Government Securities - Service Class(16)	2005	$1.001542	$1.001405	0.000	$1.004835	$1.006674	10,936.331
	2004	$0.992807	$1.001542	0.000	$0.994114	$1.004835	0.000
	2003	$1.000000	$0.992807	0.000	$1.000000	$0.994114	0.000
AIM V.I. Basic Value Fund - Series II Shares(15)	2005	$1.397721	$1.444778	0.000	$1.078165	$1.116640	407,516.498
	2004	$1.286328	$1.397721	0.000	$0.990290	$1.078165	514,261.166
	2003	$1.000000	$1.286328	0.000	$0.756303	$0.990290	351,528.108
	2002	N/A	N/A	N/A	$1.000000	$0.756303	261,483.573

46

		2.00% (Continued)			1.80% (Continued)
Subaccount	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
AIM V.I. Capital Appreciation Fund - Series II Shares(15)	2005	$1.272982	$1.355161	1,946.089	$1.049046	$1.118962	113,015.347
	2004	$1.221185	$1.272982	1,977.822	$1.004374	$1.049046	110,989.504
	2003	$1.000000	$1.221185	0.000	$0.791459	$1.004374	125,601.041
	2002	N/A	N/A	N/A	$1.000000	$0.791459	100.000
AllianceBernstein Growth and Income Portfolio - Class B(14)	2005	$1.336441	$1.370533	266.838	$1.114942	$1.145620	591,880.464
	2004	$1.225691	$1.336441	0.000	$1.020536	$1.114942	122,009.533
	2003	$1.000000	$1.225691	0.000	$0.785944	$1.020536	162,584.406
	2002	N/A	N/A	N/A	$1.000000	$0.785944	194,203.022
AllianceBernstein Large Cap Growth Portfolio - Class B(14)	2005	$1.217098	$1.370428	11,197.582	$1.007039	$1.136120	252,454.409
	2004	$1.145885	$1.217098	11,326.692	$0.946253	$1.007039	281,920.526
	2003	$1.000000	$1.145885	0.000	$0.780824	$0.946253	223,678.787
	2002	N/A	N/A	N/A	$1.000000	$0.780824	44,322.876
Janus Aspen - Mid Cap Growth Portfolio - Service Shares(13)	2005	$1.478910	$1.624397	6,470.850	$1.245100	$1.370267	143,427.795
	2004	$1.252179	$1.478910	0.000	$1.052147	$1.245100	146,119.690
	2003	$1.000000	$1.252179	0.000	$0.794771	$1.052147	89,716.930
	2002	N/A	N/A	N/A	$1.000000	$0.794771	47,518.706
Janus Aspen - World Wide Growth Portfolio - Service Shares(13)	2005	$1.266456	$1.310830	3,678.815	$0.971196	$1.007177	193,704.718
	2004	$1.235897	$1.266456	3,082.499	$0.945896	$0.971196	200,144.803
	2003	$1.000000	$1.235897	0.000	$0.778551	$0.945896	164,525.699
	2002	N/A	N/A	N/A	$1.000000	$0.778551	103,985.409
MFS New Discovery Series - Service Class(15)	2005	$1.321391	$1.360745	8,008.491	$1.019281	$1.051684	473,683.486
	2004	$1.269099	$1.321391	2,932.684	$0.977008	$1.019281	397,162.008
	2003	$1.000000	$1.269099	0.00	$0.745393	$0.977008	324,513.055
	2002	N/A	N/A	N/A	$1.000000	$0.745393	115,378.559
MFS Total Return Series - Service Class(15)	2005	$1.219711	$1.226918	73,922.312	$1.137939	$1.14906	1,366,385.800
	2004	$1.120598	$1.219711	30,699.846	$1.043403	$1.137939	1,246,996.360
	2003	$1.000000	$1.120598	6,228.4149	$0.915635	$1.043403	974,255.453
	2002	N/A	N/A	N/A	$1.000000	$0.915635	464,042.027
Fidelity VIP - Contrafund® Portfolio - Service Class 2(12)	2005	$1.394496	$1.594841	112,917.607	$1.226508	$1.405466	1,684,717.139
	2004	$1.235210	$1.394496	39,995.645	$1.084281	$1.226508	978,775.873
	2003	$1.000000	$1.235210	0.000	$0.861015	$1.084281	794,688.864
	2002	N/A	N/A	N/A	$1.000000	$0.861015	415,941.918
Fidelity - VIP Equity - Income Portfolio - Service Class 2(12)	2005	$1.367371	$1.415316	9,073.048	$1.139689	$1.181956	984,590.517
	2004	$1.253935	$1.367371	6,954.300	$1.043088	$1.139689	825,540.501
	2003	$1.000000	$1.253935	2,856.7708	$0.816627	$1.043088	727,819.475
	2002	N/A	N/A	N/A	$1.000000	$0.816627	250,457.723
Fidelity - VIP Growth Portfolio - Service Class 2(14)	2005	$1.254545	$1.297697	11,196.027	$0.979170	$1.014833	329,413.956
	2004	$1.240965	$1.254545	8,759.400	$0.966666	$0.979170	340,255.229
	2003	$1.000000	$1.240965	0.000	$0.742445	$0.966666	156,561.579
	2002	N/A	N/A	N/A	$1.000000	$0.742445	42,885.535
Fidelity -VIP Mid Cap Portfolio - Service Class 2(12)	2005	$1.696510	$1.963029	157,241.522	$1.422355	$1.649015	2,268,290.171
	2004	$1.388232	$1.696510	64,284.570	$1.161607	$1.422355	1,472,449.142
	2003	$1.000000	$1.388232	2,641.6017	$0.855329	$1.161607	1,043,709.557
	2002	N/A	N/A	N/A	$1.000000	$0.855329	644,526.246
Fidelity -VIP Value Strategies Portfolio - Service Class 2(15)	2005	$1.644209	$1.651177	40,935.806	$1.290779	$1.298798	833,767.052
	2004	$1.473285	$1.644209	12,694.327	$1.154319	$1.290779	901,148.985
	2003	$1.000000	$1.473285	327.9554	$0.746720	$1.154319	707,402.412
	2002	N/A	N/A	N/A	$1.000000	$0.746720	250,402.232
Asset Allocation Conservative Portfolio - Initial Class(15)	2005	N/A	N/A	N/A	$1.164118	$1.202844	1,549,768.788
	2004	N/A	N/A	N/A	$1.080197	$1.164118	1,510,616.781
	2003	N/A	N/A	N/A	$0.894630	$1.080197	1,323,518.464
	2002	N/A	N/A	N/A	$1.000000	$0.894630	748,363.427
Asset Allocation - Growth Portfolio - Initial Class(15)	2005	N/A	N/A	N/A	$1.157617	$1.276402	1,264,484.691
	2004	N/A	N/A	N/A	$1.032106	$1.157617	1,617,182.223
	2003	N/A	N/A	N/A	$0.803272	$1.032106	1,151,369.140
	2002	N/A	N/A	N/A	$1.000000	$0.803272	810,014.474

47

	Year	2.00% (Continued)			1.80% (Continued)
Subaccount		Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
Asset Allocation - Moderate Portfolio - Initial Class(15)	2005	N/A	N/A	N/A	$1.162564	$1.227090	4,716,165.123
	2004	N/A	N/A	N/A	$1.062487	$1.162564	5,234,102.440
	2003	N/A	N/A	N/A	$0.866203	$1.062487	5,854,834.271
	2002	N/A	N/A	N/A	$1.000000	$0.866203	2,178,354.574
Asset Allocation - Moderate Growth Portfolio - Initial Class(15)	2005	N/A	N/A	N/A	$1.167152	$1.260212	2,334,647.913
	2004	N/A	N/A	N/A	$1.046470	$1.167152	2,253,825.841
	2003	N/A	N/A	N/A	$0.837699	$1.046470	2,165,266.168
	2002	N/A	N/A	N/A	$1.000000	$0.837699	609,930.702
American Century International - Initial Class(14)	2005	N/A	N/A	N/A	$1.090843	$1.209466	432,455.692
	2004	N/A	N/A	N/A	$0.971224	$1.090843	386,997.501
	2003	N/A	N/A	N/A	$0.789104	$0.971224	465,195.773
	2002	N/A	N/A	N/A	$1.000000	$0.789104	37,844.514
American Century Large Company Value - Initial Class(14)	2005	N/A	N/A	N/A	$1.161983	$1.188816	115,708.851
	2004	N/A	N/A	N/A	$1.038473	$1.161983	121,053.881
	2003	N/A	N/A	N/A	$0.820840	$1.038473	89,937.447
	2002	N/A	N/A	N/A	$1.000000	$0.820840	85,385.836
Capital Guardian Global - Initial Class(9)	2005	N/A	N/A	N/A	$1.186511	$1.284226	504,742.190
	2004	N/A	N/A	N/A	$1.089409	$1.186511	500,991.190
	2003	N/A	N/A	N/A	$0.805929	$1.089409	360,978.407
	2002	N/A	N/A	N/A	$1.000000	$0.805929	147,750.830
Capital Guardian U.S. Equity - Initial Class(11)	2005	N/A	N/A	N/A	$1.141367	$1.191963	656,009.105
	2004	N/A	N/A	N/A	$1.058564	$1.141367	703,313.771
	2003	N/A	N/A	N/A	$0.789456	$1.058564	588,989.393
	2002	N/A	N/A	N/A	$1.000000	$0.789456	421,226.089
Capital Guardian Value - Initial Class(4)	2005	N/A	N/A	N/A	$1.178050	$1.246499	792,951.601
	2004	N/A	N/A	N/A	$1.027645	$1.178050	904,308.230
	2003	N/A	N/A	N/A	$0.777326	$1.027645	790,650.560
	2002	N/A	N/A	N/A	$1.000000	$0.777326	467,803.411
Clarion Global Real Estate Securities - Initial Class(15)a	2005	N/A	N/A	N/A	$1.614316	$1.799524	321,222.682
	2004	N/A	N/A	N/A	$1.236967	$1.614316	377,760.287
	2003	N/A	N/A	N/A	$0.927684	$1.236967	242,341.046
	2002	N/A	N/A	N/A	$1.000000	$0.927684	176,979.084
Great Companies AmericaSM - Initial Class(14)	2005	N/A	N/A	N/A	$1.030368	$1.051469	36,075.581
	2004	N/A	N/A	N/A	$1.031223	$1.030368	25,300.035
	2003	N/A	N/A	N/A	$0.842029	$1.031223	27,323.767
	2002	N/A	N/A	N/A	$1.000000	$0.842029	25,051.233
Great Companies - Technology SM - Initial Class (14)	2005	N/A	N/A	N/A	$1.120669	$1.123594	86,094.429
	2004	N/A	N/A	N/A	$1.031223	$1.120669	227,018.910
	2003	N/A	N/A	N/A	$0.711979	$1.031223	27,323.767
	2002	N/A	N/A	N/A	$1.000000	$0.711979	17,751.857
Janus Growth - Initial Class (2)	2005	N/A	N/A	N/A	$1.167993	$1.261522	61,890.776
	2004	N/A	N/A	N/A	$1.029231	$1.167993	62,775.407
	2003	N/A	N/A	N/A	$0.793221	$1.029231	64,667.409
	2002	N/A	N/A	N/A	$1.000000	$0.793221	47,054.241
Jennison Growth - Initial Class(7)	2005	N/A	N/A	N/A	$1.018303	$1.138277	78,081.617
	2004	N/A	N/A	N/A	$0.949970	$1.018303	208,326.929
	2003	N/A	N/A	N/A	$0.750968	$0.949970	227,266.127
	2002	N/A	N/A	N/A	$1.000000	$0.750968	142,934.455
J.P. Morgan Enhanced Index - Initial Class(8)	2005	N/A	N/A	N/A	$1.105224	$1.123296	507,790.781
	2004	N/A	N/A	N/A	$1.013488	$1.105224	661,075.710
	2003	N/A	N/A	N/A	$0.800129	$1.013488	671,521.525
	2002	N/A	N/A	N/A	$1.000000	$0.800129	194,732.985

48

	Year	2.00% (Continued)			1.80% (Continued)
Subaccount		Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
Marsico Growth - Initial Class(12)b	2005	N/A	N/A	N/A	$1.312102	$1.399607	172,749.329
	2004	N/A	N/A	N/A	$1.000000	$1.312102	104,704.800
Mercury Large Cap Value - Initial Class(12)	2005	N/A	N/A	N/A	$1.196010	$1.362205	501,880.846
	2004	N/A	N/A	N/A	$1.028886	$1.196010	170,887.415
	2003	N/A	N/A	N/A	$0.807044	$1.028886	121,549.958
	2002	N/A	N/A	N/A	$1.000000	$0.807044	93,170.811
MFS High Yield - Initial Class(10)	2005	N/A	N/A	N/A	$1.230186	$1.230410	573,899.475
	2004	N/A	N/A	N/A	$1.140942	$1.230186	672,618.823
	2003	N/A	N/A	N/A	$0.986461	$1.140942	1,123,078.695
	2002	N/A	N/A	N/A	$1.000000	$0.986461	332,138.349
PIMCO Total Return - Initial Class(15)	2005	N/A	N/A	N/A	$1.109997	$1.115824	1,124,881.676
	2004	N/A	N/A	N/A	$1.081412	$1.109997	1,147,244.241
	2003	N/A	N/A	N/A	$1.049414	$1.081412	1,106,646.050
	2002	N/A	N/A	N/A	$1.000000	$1.049414	1,106,132.378
Salomon All Cap - Initial Class(12)	2005	N/A	N/A	N/A	$1.090563	$1.115022	581,906.621
	2004	N/A	N/A	N/A	$1.017261	$1.090563	736,150.972
	2003	N/A	N/A	N/A	$0.766218	$1.017261	660,003.665
	2002	N/A	N/A	N/A	$1.000000	$0.766218	513,009.880
Templeton Great Companies Global - Initial Class(13)	2005	N/A	N/A	N/A	$1.101747	$1.163160	125,216.748
	2004	N/A	N/A	N/A	$1.024683	$1.101747	40,662.007
	2003	N/A	N/A	N/A	$0.823112	$1.024683	23,514.342
	2002	N/A	N/A	N/A	$1.000000	$0.823112	21,098.458
Transamerica Balanced - Initial Class(15)	2005	N/A	N/A	N/A	$1.145543	$1.214951	227,452.043
	2004	N/A	N/A	N/A	$1.049179	$1.145543	224,344.490
	2003	N/A	N/A	N/A	$0.937747	$1.049179	326,231.378
	2002	N/A	N/A	N/A	$1.000000	$0.937747	218,781.660
Transamerica Convertible Securities - Initial Class(15)	2005	N/A	N/A	N/A	$1.243721	$1.269236	149,255.996
	2004	N/A	N/A	N/A	$1.118730	$1.243721	210,389.878
	2003	N/A	N/A	N/A	$0.920948	$1.118730	114,972.094
	2002	N/A	N/A	N/A	$1.000000	$0.920948	76,976.092
Transamerica Equity - Initial Class(12)	2005	N/A	N/A	N/A	$1.231954	$1.410366	591,863.983
	2004	N/A	N/A	N/A	$1.082997	$1.231954	586,964.074
	2003	N/A	N/A	N/A	$0.840150	$1.082997	430,898.151
	2002	N/A	N/A	N/A	$1.000000	$0.840150	391,808.307
Transamerica Growth Opportunities - Initial Class(14)	2005	N/A	N/A	N/A	$1.166768	$1.332215	100,998.845
	2004	N/A	N/A	N/A	$1.018477	$1.166768	122,213.991
	2003	N/A	N/A	N/A	$0.790161	$1.018477	37,447.818
	2002	N/A	N/A	N/A	$1.000000	$0.790161	54,241.789
Transamerica Money Market - Initial Class(1)	2005	N/A	N/A	N/A	$0.978029	$0.988484	962,242.312
	2004	N/A	N/A	N/A	$0.985767	$0.978029	217,591.051
	2003	N/A	N/A	N/A	$1.000000	$0.985767	336,035.060
Transamerica Small/Mid Cap Value - Initial Class(3)	2005	N/A	N/A	N/A	$1.334121	$1.488323	76,742.391
	2004	N/A	N/A	N/A	$1.167376	$1.334121	83,330.364
	2003	N/A	N/A	N/A	$0.622732	$1.167376	125,635.9324
	2002	N/A	N/A	N/A	$1.000000	$0.622732	92,716.753
Transamerica U.S. Government Securities - Initial Class(5)	2005	N/A	N/A	N/A	$1.066588	$1.071159	420,408.894
	2004	N/A	N/A	N/A	$1.051191	$1.066588	419,827.087
	2003	N/A	N/A	N/A	$1.039480	$1.051191	677,439.737
	2002	N/A	N/A	N/A	$1.000000	$1.039480	252,341.323
T. Rowe Price Equity Income - Initial Class(6)	2005	N/A	N/A	N/A	$1.166444	$1.192950	751,876.138
	2004	N/A	N/A	N/A	$1.034280	$1.166444	790,512.190
	2003	N/A	N/A	N/A	$0.838349	$1.034280	888,231.661
	2002	N/A	N/A	N/A	$1.000000	$0.838349	599,216.231

49

	Year	2.00% (Continued)			1.80% (Continued)
Subaccount		Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
T. Rowe Price Growth Stock - Initial Class(6)	2005	N/A	N/A	N/A	$1.129348	$1.177805	372,073.046
	2004	N/A	N/A	N/A	$1.046575	$1.129348	459,406.482
	2003	N/A	N/A	N/A	$0.814764	$1.046575	471,575.723
	2002	N/A	N/A	N/A	$1.000000	$0.814764	290,587.833
T. Rowe Price Small Cap - Initial Class(12)	2005	N/A	N/A	N/A	$1.108771	$1.204790	518,411.057
	2004	N/A	N/A	N/A	$1.022756	$1.108771	593,852.759
	2003	N/A	N/A	N/A	$0.741544	$1.022756	496,545.206
	2002	N/A	N/A	N/A	$1.000000	$0.741544	239,234.900
Van Kampen Active International Allocation - Initial Class(1)	2005	N/A	N/A	N/A	$1.221375	$1.365322	342,053.848
	2004	N/A	N/A	N/A	$1.071525	$1.221375	219,525.145
	2003	N/A	N/A	N/A	$0.821327	$1.071525	213,817.333
	2002	N/A	N/A	N/A	$1.000000	$0.821327	112,873.276
Van Kampen Large Cap Core - Initial Class(1)	2005	N/A	N/A	N/A	$1.147593	$1.233494	47,219.872
	2004	N/A	N/A	N/A	$1.036162	$1.147593	64,148.198
	2003	N/A	N/A	N/A	$0.871131	$1.036162	60,529.321
	2002	N/A	N/A	N/A	$1.000000	$0.871131	28,892.922
Van Kampen Mid-Cap Growth - Initial Class(14)c	2005	N/A	N/A	N/A	$0.956031	$1.010076	395,135.954
	2004	N/A	N/A	N/A	$0.908394	$0.956031	372,748.155
	2003	N/A	N/A	N/A	$0.721570	$0.908394	382,660.759
	2002	N/A	N/A	N/A	$1.000000	$0.721570	258,197.148

(1)	Subaccount Inception Date April 8, 1991.

(2)	Subaccount Inception Date July 1, 1992.

(3)	Subaccount Inception Date May 4, 1993.

(4)	Subaccount Inception Date May 27, 1993.

(5)	Subaccount Inception Date May 9, 1994.

(6)	Subaccount Inception Date January 3, 1995.

(7)	Subaccount Inception Date November 18, 1996.

(8)	Subaccount Inception Date May 1, 1997.

(9)	Subaccount Inception Date February 2, 1998.

(10)	Subaccount Inception Date June 2, 1998.

(11)	Subaccount Inception Date July 1, 1998.

(12)	Subaccount Inception Date May 1, 2000.

(13)	Subaccount Inception Date October 9, 2000.

(14)	Subaccount Inception Date May 1, 2001.

(15)	Subaccount Inception Date May 1, 2002.

(16)	Subaccount Inception Date November 3, 2003.

[a]	Formerly known as Clarion Real Estate Securities.

[b]	This subaccount was re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 you may only invest in the Initial Class shares. If you purchased your policy on May 1, 2003 or after, you may only invest in Service Class shares.

[c]	Formerly known as Van Kampen Emerging Growth.

International Moderate Growth Fund had not commenced operations as of December 31, 2005, therefore, comparable data is not available.

[THIS SPACE INTENTIONALLY LEFT BLANK]

50

		1.55%			1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
Asset Allocation Conservative Portfolio - Service Class(15)	2005	N/A	N/A	N/A	$1.247755	$1.290949	5,207,745.184
	2004	N/A	N/A	N/A	$1.157202	$1.247755	3,500,465.264
	2003	N/A	N/A	N/A	$1.000000	$1.157202	453,423.5936
Asset Allocation - Growth Portfolio - Service Class(15)	2005	N/A	N/A	N/A	$1.399649	$1.543443	10,165,575.167
	2004	N/A	N/A	N/A	$1.247283	$1.399649	7,780,059.897
	2003	N/A	N/A	N/A	$1.000000	$1.247283	286,083.8391
Asset Allocation - Moderate Portfolio - Service Class(15)	2005	N/A	N/A	N/A	$1.290878	$1.362531	20,040,246.788
	2004	N/A	N/A	N/A	$1.179114	$1.290878	12,083,546.284
	2003	N/A	N/A	N/A	$1.000000	$1.179114	1,060,238.9199
Asset Allocation - Moderate Growth Portfolio - Service Class(15)	2005	N/A	N/A	N/A	$1.344702	$1.453499	29,743,393.721
	2004	N/A	N/A	N/A	$1.206176	$1.344702	13,026,240.646
	2003	N/A	N/A	N/A	$1.000000	$1.206176	866,132.1961
American Century International - Service Class(14)	2005	N/A	N/A	N/A	$1.412998	$1.565082	128,146.139
	2004	N/A	N/A	N/A	$1.255588	$1.412998	101,200.554
	2003	N/A	N/A	N/A	$1.000000	$1.255588	276.0572
American Century Large Company Value - Service Class(14)	2005	N/A	N/A	N/A	$1.378605	$1.410333	183,183.828
	2004	N/A	N/A	N/A	$1.231649	$1.378605	132,395.637
	2003	N/A	N/A	N/A	$1.000000	$1.231649	21,142.7218
Capital Guardian Global - Service Class(9)	2005	N/A	N/A	N/A	$1.427847	$1.546069	618,073.841
	2004	N/A	N/A	N/A	$1.31041	$1.427847	298,994.367
	2003	N/A	N/A	N/A	$1.000000	$1.31041	48,462.2101
Capital Guardian U.S. Equity - Service Class(11)	2005	N/A	N/A	N/A	$1.347820	$1.408489	578,611.506
	2004	N/A	N/A	N/A	$1.249463	$1.347820	438,877.263
	2003	N/A	N/A	N/A	$1.000000	$1.249463	65,551.782
Capital Guardian Value - Service Class(4)	2005	N/A	N/A	N/A	$1.471108	$1.558191	855,419.291
	2004	N/A	N/A	N/A	$1.283000	$1.471108	598,196.993
	2003	N/A	N/A	N/A	$1.000000	$1.283000	73,180.342
Clarion Global Real Estate Securities - Service Class(15)a	2005	N/A	N/A	N/A	$1.654962	$1.845522	246,527.688
	2004	N/A	N/A	N/A	$1.267846	$1.654962	167,881.007
	2003	N/A	N/A	N/A	$1.000000	$1.267846	21,789.232
Great Companies AmericaSM - Service Class(14)	2005	N/A	N/A	N/A	$1.164645	$1.189140	151,973.980
	2004	N/A	N/A	N/A	$1.165111	$1.164645	127,325.710
	2003	N/A	N/A	N/A	$1.000000	$1.165111	16,861.568
Great Companies - Technology SM - Service Class (14)	2005	N/A	N/A	N/A	$1.383791	$1.388739	286,832.475
	2004	N/A	N/A	N/A	$1.305914	$1.383791	329,586.323
	2003	N/A	N/A	N/A	$1.000000	$1.305914	593.365
Janus Growth - Service Class (2)	2005	N/A	N/A	N/A	$1.367513	$1.478069	26,964.390
	2004	N/A	N/A	N/A	$1.204678	$1.367513	26,870.248
	2003	N/A	N/A	N/A	$1.000000	$1.204678	19,509.380
Jennison Growth - Service Class(7)	2005	N/A	N/A	N/A	$1.290888	$1.443829	94,959.310
	2004	N/A	N/A	N/A	$1.203574	$1.290888	34,960.165
	2003	N/A	N/A	N/A	$1.000000	$1.203574	9,467.185
J.P. Morgan Enhanced Index - Service Class(8)	2005	N/A	N/A	N/A	$1.326377	$1.348625	73,039.911
	2004	N/A	N/A	N/A	$1.216104	$1.326377	75,952.207
	2003	N/A	N/A	N/A	$1.000000	$1.216104	14,773.275
Marsico Growth - Service Class(12)b	2005	N/A	N/A	N/A	$1.314431	$1.401400	430,435.254
	2004	N/A	N/A	N/A	$1.190949	$1.314431	249,867.418
	2003	N/A	N/A	N/A	$1.000000	$1.190949	7,208.809
Mercury Large Cap Value - Service Class(12)	2005	N/A	N/A	N/A	$1.463652	$1.668938	497,499.714
	2004	N/A	N/A	N/A	$1.259049	$1.463652	273,314.811
	2003	N/A	N/A	N/A	$1.000000	$1.259049	19,505.649
MFS High Yield - Service Class(10)	2005	N/A	N/A	N/A	$1.170941	$1.171024	366,253.533
	2004	N/A	N/A	N/A	$1.085403	$1.170941	398,296.667
	2003	N/A	N/A	N/A	$1.000000	$1.085403	150,974.273
PIMCO Total Return - Service Class(15)	2005	N/A	N/A	N/A	$1.037408	$1.042889	1,463,556.867
	2004	N/A	N/A	N/A	$1.010392	$1.037408	976,315.714
	2003	N/A	N/A	N/A	$1.000000	$1.010392	142,275.747

51

		1.55% (Continued)			1.50% (Continued)
Subaccount	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
Salomon All Cap - Service Class(12)	2005	N/A	N/A	N/A	$1.368850	$1.399998	375,371.710
	2004	N/A	N/A	N/A	$1.275932	$1.368850	334,624.269
	2003	N/A	N/A	N/A	$1.000000	$1.275932	19,388.405
Templeton Great Companies Global - Service Class(13)	2005	N/A	N/A	N/A	$1.084034	$1.145276	299,060.009
	2004	N/A	N/A	N/A	$1.206334	$1.084034	171,231.964
	2003	N/A	N/A	N/A	$1.000000	$1.206334	31,120.292
Transamerica Balanced - Service Class(15)	2005	N/A	N/A	N/A	$1.199769	$1.274168	83,278.420
	2004	N/A	N/A	N/A	$1.098349	$1.199769	41,002.289
	2003	N/A	N/A	N/A	$1.000000	$1.098349	1,576.204
Transamerica Convertible Securities - Service Class(15)	2005	N/A	N/A	N/A	$1.284802	$1.310709	316,234.296
	2004	N/A	N/A	N/A	$1.154157	$1.284802	200,826.320
	2003	N/A	N/A	N/A	$1.000000	$1.154157	0.000
Transamerica Equity - Service Class(12)	2005	N/A	N/A	N/A	$1.379279	$1.580157	1,172,691.536
	2004	N/A	N/A	N/A	$1.210890	$1.379279	613,476.605
	2003	N/A	N/A	N/A	$1.000000	$1.210890	28,112.713
Transamerica Growth Opportunities - Service Class(14)	2005	N/A	N/A	N/A	$1.436639	$1.640955	351,687.197
	2004	N/A	N/A	N/A	$1.251624	$1.436639	422,076.214
	2003	N/A	N/A	N/A	$1.000000	$1.251624	8,439.832
Transamerica Money Market - Service Class(1)	2005	N/A	N/A	N/A	$0.985977	$0.996971	1,533,323.685
	2004	N/A	N/A	N/A	$0.993319	$0.985977	1,015,897.444
	2003	N/A	N/A	N/A	$1.000000	$0.993319	570,320.435
Transamerica U.S. Government Securities - Service Class(5)	2005	N/A	N/A	N/A	$1.009806	$1.014639	379,254.151
	2004	N/A	N/A	N/A	$0.996080	$1.009806	310,484.884
	2003	N/A	N/A	N/A	$1.000000	$0.996080	29,776.563
T. Rowe Price Equity Income - Service Class(6)	2005	N/A	N/A	N/A	$1.373349	$1.404622	933,863.893
	2004	N/A	N/A	N/A	$1.216801	$1.373349	714,866.481
	2003	N/A	N/A	N/A	$1.000000	$1.216801	75,443.719
T. Rowe Price Growth Stock - Service Class(6)	2005	N/A	N/A	N/A	$1.308482	$1.365208	404,108.627
	2004	N/A	N/A	N/A	$1.212252	$1.308482	370,758.608
	2003	N/A	N/A	N/A	$1.000000	$1.212252	28,907.459
T. Rowe Price Small Cap - Service Class(12)	2005	N/A	N/A	N/A	$1.445530	$1.572316	752,922.036
	2004	N/A	N/A	N/A	$1.332482	$1.445530	286,574.361
	2003	N/A	N/A	N/A	$1.000000	$1.332482	45,534.520
Van Kampen Active International Allocation - Service Class(1)	2005	N/A	N/A	N/A	$1.497321	$1.676063	294,472.300
	2004	N/A	N/A	N/A	$1.313437	$1.497321	53,163.663
	2003	N/A	N/A	N/A	$1.000000	$1.313437	0.000
Van Kampen Large Cap Core - Service Class(1)	2005	N/A	N/A	N/A	$1.275740	$1.371602	119,875.142
	2004	N/A	N/A	N/A	$1.150762	$1.275740	88,627.963
	2003	N/A	N/A	N/A	$1.000000	$1.150762	58,937.737
Van Kampen Mid-Cap Growth - Service Class(14)c	2005	N/A	N/A	N/A	$1.253128	$1.324940	205,773.131
	2004	N/A	N/A	N/A	$1.189709	$1.253128	181,007.748
	2003	N/A	N/A	N/A	$1.000000	$1.189709	40,928.103
PAM Transamerica U.S. Government Securities – Service Class(16)	2005	$1.023764	$1.028154	0.000	$1.009806	$1.014639	0.000
	2004	N/A	$1.023764	0.000	$0.99608	$1.009806	41,453.315
	2003	N/A	N/A	N/A	$1.000000	$0.99608	0.000
AIM V.I. Basic Value Fund - Series II Shares(15)	2005	$1.085273	$1.126766	28,775,318.444	$1.086700	$1.128805	4,897,660.013
	2004	$0.994356	$1.085273	36,672,562.476	$0.995176	$1.086700	10,860,882.265
	2003	$0.757548	$0.994356	35,126,143.411	$0.757796	$0.995176	6,831,640.610
	2002	$1.000000	$0.757548	17,650,404.981	$1.000000	$0.757796	5,443,085.772
AIM V.I. Capital Appreciation Fund -Series II Shares(15)	2005	$1.055944	$1.129078	3,941,934.854	$1.057344	$1.131131	963,414.135
	2004	$1.008489	$1.055944	4,890,799.144	$1.009328	$1.057344	985,283.036
	2003	$0.792764	$1.008489	5,332,620.252	$0.793030	$1.009328	904,877.420
	2002	$1.000000	$0.792764	2,260,735.982	$1.000000	$0.793030	515,930.108

52

		1.55% (Continued)			1.50% (Continued)
Subaccount	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
AllianceBernstein Growth and Income Portfolio - Class B(14)	2005	$1.009478	$1.039808	22,912,250.843	$1.011301	$1.042190	25,282,712.943
	2004	$0.921732	$1.009478	25,962,365.271	$0.922939	$1.011301	28,481,848.687
	2003	$0.708109	$0.921732	29,093,440.629	$0.708682	$0.922939	32,962,226.168
	2002	$0.925071	$0.708109	15,483,398.124	$0.925362	$0.708682	33,301,693.747
	2001	$1.000000	$0.925071	2,170,355	$1.000000	$0.925362	8,115,908
AllianceBernstein Large Cap Growth Portfolio - Class B (14)	2005	$0.754200	$0.852963	12,962,083.378	$0.755575	$0.854933	10,642,284.551
	2004	$0.706925	$0.754200	14,273,128.718	$0.707865	$0.755575	10,876,037.049
	2003	$0.581903	$0.706925	15,414,380.597	$0.582390	$0.707865	13,584,742.052
	2002	$0.854462	$0.581903	9,542,227.169	$0.854751	$0.582390	13,221,725.747
	2001	$1.000000	$0.854462	740,355	$1.000000	$0.854751	4,169,129
Janus Aspen - Mid Cap Growth Portfolio - Service Shares(13)	2005	$0.489306	$0.539817	11,491,135.485	$0.858123	$0.947165	5,582,814.115
	2004	$0.412456	$0.489306	10,815,518.794	$0.722993	$0.858123	6,043,121.539
	2003	$0.310792	$0.412456	11,888,810.861	$0.544519	$0.722993	15,111,459.595
	2002	$0.439076	$0.310792	6,913,929.008	$0.768907	$0.544519	5,373,366.010
	2001	$0.738193	$0.439076	3,457,752	$1.000000	$0.768907	2,035,132
	2000	$1.000000	$0.738193	406,975	N/A	N/A	N/A
Janus Aspen - Mid Cap Value Portfolio - Service Shares(13)	2005	$1.095813	$1.187087	445,258.231	$1.102842	$1.195287	1,031,205.022
	2004	$0.944696	$1.095813	586,403.535	$0.950284	$1.102842	1,137,462.679
	2003	$0.679339	$0.944696	714,577.812	$0.683026	$0.950284	1,242,714.283
	2002	$0.900877	$0.679339	749,116.687	$0.905322	$0.683026	1,820,028.606
	2001	$0.998590	$0.900877	848,028	$1.000000	$0.905322	614,762
	2000	$1.000000	$0.998590	151,463	N/A	N/A	N/A
Janus Aspen -World Wide Growth Portfolio - Service Shares(13)	2005	$0.620178	$0.644742	18,195,469.434	$0.767566	$0.798359	11,328,714.340
	2004	$0.602539	$0.620178	19,637,914.777	$0.745357	$0.767566	11,850,013.856
	2003	$0.494711	$0.602539	21,220,714.470	$0.611673	$0.745357	13,523,663.769
	2002	$0.676228	$0.494711	13,613,686.678	$0.835708	$0.611673	16,227,439.303
	2001	$0.887518	$0.676228	5,038,752	$1.000000	$0.835708	3,443,281
	2000	$1.000000	$0.887518	900,245	N/A	N/A	N/A
MFS New Discovery Series - Service Class(15)	2005	$1.025998	$1.061215	15,714,081.870	$1.027353	$1.063134	3,699,243.471
	2004	$0.981034	$1.025998	17,785,994.097	$0.981842	$1.027353	4,224,900.842
	2003	$0.746621	$0.981034	17,390,550.654	$0.746874	$0.981842	4,005,302.089
	2002	$1.000000	$0.746621	8,171,999.981	$1.000000	$0.746874	2,689,419.864
MFS Total Return Series - Service Class(15)	2005	$1.145445	$1.157309	33,853,804.512	$1.146954	$1.159404	6,627,381.834
	2004	$1.047708	$1.145445	32,737,933.302	$1.048576	$1.146954	5,741,220.139
	2003	$0.917149	$1.047708	32,850,546.252	$0.917454	$1.048576	4,628,848.709
	2002	$1.000000	$0.917149	13,059,065.165	$1.000000	$0.917454	2,874,746.063
Fidelity VIP - Contrafund® Portfolio - Service Class 2(12)	2005	$1.012189	$1.162724	73,123,606.868	$1.206785	$1.386943	28,768,446.814
	2004	$0.892604	$1.012189	65,610,694.486	$1.063687	$1.206785	21,910,676.804
	2003	$0.707070	$0.892604	61,747,384.685	$0.842179	$1.063687	19,355,754.646
	2002	$0.794319	$0.707070	27,676,731.358	$0.945641	$0.842179	17,988,364.952
	2001	$0.921627	$0.794319	4,263,246	$1.000000	$0.945641	3,842,220
	2000	$1.000000	$0.921627	1,396,762	N/A	N/A	N/A
Fidelity -VIP Equity- Income Portfolio - Service Class 2(12)	2005	$1.156611	$1.202448	23,232,938.346	$1.072770	$1.115838	15,676,904.613
	2004	$1.055967	$1.156611	25,755,886.465	$0.978943	$1.072770	18,240,147.809
	2003	$0.824682	$1.055967	28,024,394.288	$0.764145	$0.978943	19,226,593.893
	2002	$1.010868	$0.824682	13,330,401.165	$0.936205	$0.764145	18,718,379.029
	2001	$1.083236	$1.010868	3,433,332	$1.000000	$0.936205	2,912,578
	2000	$1.000000	$1.083236	444,427	N/A	N/A	N/A
Fidelity -VIP Growth Portfolio - Service Class 2(14)	2005	$0.788705	$0.819443	15,955,220.724	$0.790140	$0.821333	9,098,708.664
	2004	$0.776712	$0.788705	20,689,413.372	$0.777739	$0.790140	10,723,087.028
	2003	$0.595094	$0.776712	19,416,849.531	$0.595582	$0.777739	11,024,505.533
	2002	$0.867001	$0.595094	10,196,875.743	$0.867285	$0.595582	10,076,118.099
	2001	$1.000000	$0.867001	320,600	$1.000000	$0.867285	1,453,053

53

		1.55% (Continued)			1.50% (Continued)
Subaccount	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
Fidelity - VIP Growth Opportunities Portfolio – Service Class 2(12)	2005	$0.733732	$0.785264	204,879.972	$0.940705	$1.007259	2,204,922.790
	2004	$0.697106	$0.733732	271,526.095	$0.893302	$0.940705	2,450,315.226
	2003	$0.547049	$0.697106	384,917.068	$0.700666	$0.893302	2,709,639.036
	2002	$0.712295	$0.547049	521,532.481	$0.911864	$0.700666	2,953,632.988
	2001	$0.847487	$0.712295	524,655	$1.000000	$0.911864	1,208,091
	2000	$1.000000	$0.847487	118,470.825	N/A	N/A	N/A
Fidelity - VIP Mid Cap Portfolio - Service Class 2(12)	2005	$1.566373	$1.820440	74,297,527.889	$1.523667	$1.771680	43,061,630.888
	2004	$1.276074	$1.566373	72,942,331.559	$1.240664	$1.523667	42,429,335.480
	2003	$0.937298	$1.276074	70,903,927.147	$0.910846	$1.240664	44,963,083.179
	2002	$1.057890	$0.937298	36,830,260.856	$1.027526	$0.910846	43,590,835.534
	2001	$1.113532	$1.057890	5,990,258	$1.000000	$1.027526	7,140,844
	2000	$1.000000	$1.113532	2,620,285	N/A	N/A	N/A
Fidelity - VIP Value Strategies Portfolio – Service Class 2(15)	2005	$1.299278	$1.310560	35,406,568.287	$1.300991	$1.312926	7,225,570.085
	2004	$1.159068	$1.299278	39,487,033.579	$1.160021	$1.300991	10,344,797.767
	2003	$0.747954	$1.159068	38,325,953.553	$0.748203	$1.160021	6,968,611.191
	2002	$1.000000	$0.747954	16,309,228.575	$1.000000	$0.748203	2,425,397.550
PAM Transamerica U.S. Government Securities – Service Class(16)	2005	$1.023764	$1.028154	0.000	$1.009806	$1.014639	0.000
	2004	$1.010345	$1.023764	0.000	$0.99308	$1.009806	41,453.315
	2003	$1.000000	$1.010345	0.000	$1.000000	$0.99308	0.000
Asset Allocation Conservative Portfolio - Initial Class(15)	2005	$1.171794	$1.213762	83,263,664.234	$1.173316	$1.215924	14,594,626.535
	2004	$1.084641	$1.171794	84,006,339.919	$1.085524	$1.173316	14,719,696.878
	2003	$0.896108	$1.084641	86,726,620.935	$0.896399	$1.085524	12,742,903.287
	2002	$1.000000	$0.896108	31,505,052.323	$1.000000	$0.896399	10,107,973.942
Asset Allocation - Growth Portfolio - Initial Class(15)	2005	$1.165251	$1.287977	147,148,775.455	$1.166804	$1.290319	35,195,372.392
	2004	$1.036347	$1.165251	143,150,294.499	$1.037216	$1.166804	24,391,666.435
	2003	$0.804600	$1.036347	120,545,600.459	$0.804872	$1.037216	11,144,351.863
	2002	$1.000000	$0.804600	48,989,835.133	$1.000000	$0.804872	5,448,130.509
Asset Allocation - Moderate Portfolio - Initial Class(15)	2005	$1.170234	$1.238214	275,180,798.681	$1.171796	$1.240469	37,306,663.854
	2004	$1.066862	$1.170234	271,289,484.678	$1.067759	$1.171796	39,612,419.992
	2003	$0.867636	$1.066862	254,065,894.532	$0.867926	$1.067759	34,977,510.481
	2002	$1.000000	$0.867636	104,369,373.313	$1.000000	$0.867926	18,670,905.864
Asset Allocation - Moderate Growth Portfolio - Initial Class(15)	2005	$1.174845	$1.271629	334,131,343.963	$1.176374	$1.273905	69,245,681.188
	2004	$1.050773	$1.174845	319,567,802.223	$1.051623	$1.176374	51,763,196.839
	2003	$0.839081	$1.050773	295,457,303.571	$0.839352	$1.051623	38,881,200.095
	2002	$1.000000	$0.839081	118,865,183.365	$1.000000	$0.839352	20,258,774.879
American Century International - Initial Class(14)	2005	$0.887981	$0.986968	40,716,131.327	$0.889551	$0.989186	17,710,224.708
	2004	$0.788649	$0.887981	39,640,586.401	$0.789661	$0.889551	15,554,774.711
	2003	$0.639197	$0.788649	40,257,124.860	$0.639710	$0.789661	15,349,738.208
	2002	$0.832379	$0.639197	13,365,483.007	$0.832651	$0.639710	5,365,085.340
	2001	$1.000000	$0.832379	317,573	$1.000000	$0.832651	515,420
American Century Large Company Value - Initial Class(14)	2005	$1.059628	$1.086762	10,652,309.166	$1.061536	$1.089252	6,562,262.157
	2004	$0.944663	$1.059628	13,449,347.960	$0.945896	$1.061536	9,296,221.978
	2003	$0.744847	$0.944663	12,068,226.218	$0.745459	$0.945896	7,392,901.224
	2002	$0.938285	$0.744847	6,650,327.623	$0.938589	$0.745459	8,626,060.881
	2001	$1.000000	$0.938285	239,028	$1.000000	$0.938589	1,614,752
Capital Guardian Global - Initial Class(9)	2005	$1.319244	$1.431376	37,009,726.138	$1.026003	$1.113756	22,531,855.989
	2004	$1.208296	$1.319244	41,664,447.932	$0.939246	$1.026003	24,491,765.237
	2003	$0.891692	$1.208296	35,292,208.787	$0.692795	$0.939246	19,885,438.487
	2002	$1.125133	$0.891692	21,713,817.379	$0.873737	$0.692795	18,240,696.999
	2001	$1.274775	$1.125133	9,182,799	$1.000000	$0.873737	2,572,971
	2000	$1.530432	$1.274775	8,999,130	N/A	N/A	N/A
	1999	$1.051197	$1.530432	6,125,057	N/A	N/A	N/A
	1998	$1.000000	$1.051197	5,686,375	N/A	N/A	N/A

54

		1.55% (Continued)			1.50% (Continued)
Subaccount	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
Capital Guardian U.S. Equity - Initial Class(11)	2005	$0.917337	$0.960354	73,171,859.709	$1.030167	$1.078999	25,922,993.371
	2004	$0.848695	$0.917337	81,108,831.808	$0.952610	$1.030167	29,944,398.520
	2003	$0.631386	$0.848695	76,800,937.093	$0.708345	$0.952610	31,908,032.179
	2002	$0.841423	$0.631386	42,547,063.653	$0.943517	$0.708345	28,296,0576.831
	2001	$0.884476	$0.841423	12,891,872	$1.000000	$0.943517	4,474,512
	2000	$0.962537	$0.884476	11,432,176	N/A	N/A	N/A
	1999	$1.121334	$0.962537	6,044,674	N/A	N/A	N/A
	1998	$1.000000	$1.121334	4,444,952	N/A	N/A	N/A
Capital Guardian Value - Initial Class(4)	2005	$2.736295	$2.902387	36,221,289.688	$1.216717	$1.291202	39,543,090.757
	2004	$2.381070	$2.736295	40,120,923.814	$1.058244	$1.216717	43,629,544.101
	2003	$1.796659	$2.381070	40,303,521.990	$0.798116	$1.058244	45,301,148.713
	2002	$2.300746	$1.796659	26,205,443.485	$1.021548	$0.798116	43,997,545.832
	2001	$2.191158	$2.300746	11,920,837	$1.000000	$1.021548	7,410,663
	2000	$2.107532	$2.191158	9,270,510	N/A	N/A	N/A
	1999	$2.207647	$2.107532	9,518,037	N/A	N/A	N/A
	1998	$2.086425	$2.207657	8,178,732	N/A	N/A	N/A
	1997	$1.804168	$2.086425	2,607,465	N/A	N/A	N/A
Clarion Global Real Estate Securities - Initial Class(15)a	2005	$1.624970	$1.815856	19,608,863.830	$1.627102	$1.819127	7,273,391.750
	2004	$1.242059	$1.624970	19,418,209.366	$1.243075	$1.627102	5,687,034.370
	2003	$0.929213	$1.242059	17,617,306.912	$0.929516	$1.243075	5,039,541.528
	2002	$1.000000	$0.929213	8,236,720.810	$1.000000	$0.929516	3,369,677.170
Great Companies AmericaSM - Initial Class(14)	2005	$0.943194	$0.964876	7,220,531.873	$0.944912	$0.967111	4,427,079.123
	2004	$0.941652	$0.943194	8,426,353.124	$0.942896	$0.944912	5,631,110.410
	2003	$0.767017	$0.941652	8,564,592.101	$0.767645	$0.942896	6,137,771.056
	2002	$0.982103	$0.767017	5,007,705.810	$0.982426	$0.767645	6,760,297.485
	2001	$1.000000	$0.982103	143,165	$1.000000	$0.982426	1,582,955
Great Companies - Technology SM - Initial Class (14)	2005	$0.745263	$0.749053	17,789,100.055	$0.746619	$0.750778	7,766,969.038
	2004	$0.700395	$0.745263	22,790,118.576	$0.701312	$0.746619	9,726,021.596
	2003	$0.471165	$0.700395	18,006,691.008	$0.471553	$0.701312	8,814,289.609
	2002	$0.773226	$0.471165	5,763,699.833	$0.773485	$0.471553	6,860,882.263
	2001	$1.000000	$0.773226	404,874	$1.000000	$0.773485	1,351,941
Janus Growth - Initial Class (2)	2005	$24.588963	$26.623109	934,919.094	$0.792614	$0.858611	4,760,069.404
	2004	$21.614333	$24.588963	1,445,260.422	$0.696389	$0.792614	5,379,979.660
	2003	$16.617109	$21.614333	1,976,929.105	$0.535125	$0.696389	5,963,836.610
	2002	$24.333494	$16.617109	2,126,561.031	$0.783225	$0.535125	6,262,949.146
	2001	$34.670168	$24.333494	2,533,584	$1.000000	$0.783225	1,881,104
	2000	$49.862043	$34.670168	2,797,145	N/A	N/A	N/A
	1999	$31.822714	$49.862043	2,138,499	N/A	N/A	N/A
	1998	$19.647490	$31.822714	1,055,991	N/A	N/A	N/A
	1997	$18.030324	$19.647490	331,277	N/A	N/A	N/A
Jennison Growth - Initial Class(7)	2005	$0.801842	$0.898512	11,590,540.361	$0.811233	$0.909482	5,308,956.909
	2004	$0.746188	$0.801842	14,871,581.386	$0.754556	$0.811233	5,389,770.757
	2003	$0.588432	$0.746188	17,438,226.835	$0.594744	$0.754556	6,512,187.205
	2002	$0.862821	$0.588432	13,224,888.266	$0.871639	$0.594744	6,747,095.756
	2001	$1.075789	$0.862821	9,452,958	$1.000000	$0.871639	1,763,114
	2000	$1.235481	$1.075789	7,955,917	N/A	N/A	N/A
	1999	$1.197263	$1.235481	8,078,979	N/A	N/A	N/A
	1998	$1.155963	$1.197263	7,330,812	N/A	N/A	N/A
	1997	$1.049539	$1.155963	2,879,146	N/A	N/A	N/A

55

		1.55% (Continued)			1.50% (Continued)
Subaccount	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
J.P. Morgan Enhanced Index - Initial Class(8)	2005	$1.435224	$1.462270	32,634,655.013	$0.926556	$0.944481	31,753,691.070
	2004	$1.312864	$1.435224	39,694,272.933	$0.847147	$0.926556	32,360,947.714
	2003	$1.033936	$1.312864	45,164,495.183	$0.666840	$0.847147	33,977,162.957
	2002	$1.392379	$1.033936	31,707,542.254	$0.897581	$0.666840	34,686,229.805
	2001	$1.606561	$1.392379	19,774,366	$1.000000	$0.897581	17,442,707
	2000	$1.831468	$1.606561	20,109,311	N/A	N/A	N/A
	1999	$1.574026	$1.831468	16,917,672	N/A	N/A	N/A
	1998	$1.216554	$1.574026	7,597,253	N/A	N/A	N/A
	1997	$1.066111	$1.216554	1,987,857	N/A	N/A	N/A
Marsico Growth - Initial Class(12)b	2005	$0.775852	$0.829621	15,129,475.500	$0.886160	$0.948046	9,995,675.142
	2004	$0.701926	$0.775852	12,124,446.540	$0.801328	$0.886160	8,441,415.214
	2003	$0.564189	$0.701926	8,541,787.412	$0.643764	$0.801328	10,350,259.042
	2002	$0.774069	$0.564189	1,701,805.486	$0.882806	$0.643764	7,381,423.384
	2001	$0.915132	$0.774069	1,862,382	$1.000000	$0.882806	2,238,530
	2000	$1.000000	$0.915132	593,129	N/A	N/A	N/A
Mercury Large Cap Value - Initial Class(12)	2005	$1.314713	$1.501085	23,148,152.756	$1.188561	$1.357712	13,512,404.056
	2004	$1.128224	$1.314713	16,336,474.860	$1.019460	$1.188561	11,092,333.640
	2003	$0.882787	$1.128224	16,492,893.396	$0.797294	$1.019460	18,517,054.938
	2002	$1.044981	$0.882787	10,573,632.126	$0.943312	$0.797294	12,275,126.704
	2001	$1.080814	$1.044981	2,807,645	$1.000000	$0.943312	3,501,710
	2000	$1.000000	$1.080814	425,529	N/A	N/A	N/A
MFS High Yield - Initial Class(10)	2005	$1.202886	$1.206061	34,076,206.539	$1.234958	$1.238819	15,605,094.193
	2004	$1.112877	$1.202886	40,247,099.364	$1.141982	$1.234958	19,671,664.597
	2003	$0.959844	$1.112877	46,552,754.361	$0.984455	$1.141982	23,816,154.624
	2002	$0.954934	$0.959844	18,401,319.043	$0.978934	$0.984455	18,043,445.844
	2001	$0.934479	$0.954934	6,006,284	$1.000000	$0.978934	2,191,309
	2000	$1.000739	$0.934479	4,372,634	N/A	N/A	N/A
	1999	$0.960378	$1.000739	3,346,480	N/A	N/A	N/A
	1998	$1.000000	$0.960378	1,139,786	N/A	N/A	N/A
PIMCO Total Return - Initial Class(15)	2005	$1.117299	$1.125921	83,351,073.902	$1.118783	$1.127971	15,918,601.516
	2004	$1.085852	$1.117299	86,845,536.575	$1.086753	$1.118783	15,290,974.069
	2003	$1.051137	$1.085852	91,907,987.449	$1.051492	$1.086753	17,966,432.517
	2002	$1.000000	$1.051137	53,034,314.224	$1.000000	$1.051492	19,080,762.822
Salomon All Cap - Initial Class(12)	2005	$1.099598	$1.127017	50,639,669.304	$1.003098	$1.028611	42,641,701.440
	2004	$1.023166	$1.099598	59,415,191.098	$0.932913	$1.003098	51,506,715.291
	2003	$0.768775	$1.023166	58,063,209.284	$0.700615	$0.932913	55,226,351.608
	2002	$1.036993	$0.768775	35,683,761.009	$0.944579	$0.700615	55,161,127.503
	2001	$1.031639	$1.036993	9,711,176	$1.000000	$0.944579	11,730,139
	2000	$1.000000	$1.031639	2,079,288	N/A	N/A	N/A
Templeton Great Companies Global - Initial Class(13)	2005	$0.560767	$0.593475	13,417,814.436	$0.958284	$1.014684	2,647,486.358
	2004	$0.750221	$0.560767	11,907,385.701	$0.888634	$0.958284	1,978,565.227
	2003	$0.601160	$0.750221	3,995,671.970	$0.711719	$0.888634	1,475,876.974
	2002	$0.777811	$0.601160	2,372,384.646	$0.920387	$0.711719	1,265,457.981
	2001	$0.949871	$0.777811	237,392	$1.000000	$0.920387	333,114
	2000	$1.000000	$0.949871	1,000	N/A	N/A	N/A
Transamerica Balanced - Initial Class(15)	2005	$1.153085	$1.225959	9,293,450.905	$1.154600	$1.228162	1,315,509.774
	2004	$1.053487	$1.153085	9,242,277.502	$1.054354	$1.154600	1,131,695.023
	2003	$0.939281	$1.053487	11,251,810.092	$0.939595	$1.054354	1,501,617.0569
	2002	$1.000000	$0.939281	4,327,618.742	$1.000000	$0.939595	869,259.598
Transamerica Convertible Securities - Initial Class(15)	2005	$1.251920	$1.280730	9,528,938.908	$1.253568	$1.283056	2,206,318.674
	2004	$1.123331	$1.251920	9,881,863.358	$1.124250	$1.253568	2,956,501.655
	2003	$0.922464	$1.123331	8,829,532.246	$0.922763	$1.124250	2,227,338.303
	2002	$1.000000	$0.922464	2,992,675.298	$1.000000	$0.922763	659,732.771

56

	Year	1.55% (Continued)			1.50% (Continued)
Subaccount		Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
Transamerica Equity - Initial Class(12)	2005	$0.759605	$0.871749	82,356,236.047	$0.984415	$1.130303	35,707,292.058
	2004	$0.666113	$0.759605	77,424,822.941	$0.862831	$0.984415	39,482,424.421
	2003	$0.515473	$0.666113	48,909,199.130	$0.667381	$0.862831	36,229,481.330
	2002	$0.673200	$0.515473	26,955,004.948	$0.871170	$0.667381	46,586,222.044
	2001	$0.830010	$0.673200	8,295,025	$1.000000	$0.871170	11,075,671
	2000	$1.000000	$0.830010	1,848,119	N/A	N/A	N/A
Transamerica Growth Opportunities - Initial Class(14)	2005	$1.385505	$1.585850	21,276,033.990	$1.388005	$1.589487	8,900,079.694
	2004	$1.206431	$1.385505	21,323,427.172	$1.208021	$1.388005	13,607,850.141
	2003	$0.933700	$1.206431	11,772,055.734	$0.934457	$1.208021	6,727,476.031
	2002	$1.106551	$0.933700	6,063,011.824	$1.106909	$0.934457	9,004,244.479
	2001	$1.000000	$1.106551	189,723	$1.000000	$1.106909	1,746,349
Transamerica Money Market - Initial Class(1)	2005	$1.337543	$1.355166	24,659,132.325	$0.994970	$1.008571	18,407,755.261
	2004	$1.344809	$1.337543	26,606,431.163	$0.999891	$0.994970	24,307,150.128
	2003	$1.355594	$1.344809	38,933,918.171	$1.007422	$0.999891	23,248,961.889
	2002	N/A	N/A	N/A	$1.009719	$1.007422	38,423,033.379
	2001	N/A	N/A	N/A	$1.000000	$1.009719	13,821,591
Transamerica Small/Mid Cap Value - Initial Class(3)	2005	$4.039241	$4.517208	4,377,799.791	$1.256098	$1.405416	40,584,556.427
	2004	$3.525694	$4.039241	7,155,393.176	$1.095856	$1.256098	47,250,372.853
	2003	$1.876147	$3.525694	10,382,343.7625	$0.582857	$1.095856	53,827,385.1457
	2002	$3.147350	$1.876147	11,809,553.742	$0.977283	$0.582857	60,192,373.515
	2001	$2.481941	$3.147350	12,087,717	$1.000000	$0.977283	11,563,127
	2000	$2.270110	$2.481941	10,522,203	N/A	N/A	N/A
	1999	$1.781675	$2.270110	8,787,718	N/A	N/A	N/A
	1998	$1.849564	$1.781675	7,236,830	N/A	N/A	N/A
	1997	$1.635726	$1.849564	2,651,783	N/A	N/A	N/A
Transamerica U.S. Government Securities - Initial Class(5)	2005	$1.511541	$1.521732	18,161,405.073	$1.092103	$1.100013	19,018,015.117
	2004	$1.486055	$1.511541	20,373,817.590	$1.073159	$1.092103	20,912,208.570
	2003	$1.465892	$1.486055	27,942,013.581	$1.058073	$1.073159	27,447,382.003
	2002	$1.406799	$1.465892	22,641,544.980	$1.014928	$1.058073	32,959,958.561
	2001	$1.359434	$1.406799	8,903,198	$1.000000	$1.014928	5,327,788
	2000	$1.253119	$1.359434	6,413,316	N/A	N/A	N/A
	1999	$1.283673	$1.253119	6,668,600	N/A	N/A	N/A
	1998	$1.213942	$1.283673	5,114,380	N/A	N/A	N/A
	1997	$1.136634	$1.213942	858,785	N/A	N/A	N/A
T. Rowe Price Equity Income - Initial Class(6)	2005	$2.804550	$2.875334	35,536,499.243	$1.186962	$1.217517	46,257,682.821
	2004	$2.480657	$2.804550	41,649,182.960	$1.049356	$1.186962	52,434,594.128
	2003	$2.005805	$2.480657	43,365,320.594	$0.848065	$1.049356	51,371,579.290
	2002	$2.336285	$2.005805	29,383,209.530	$0.987303	$0.848065	48,994,385.595
	2001	$2.322307	$2.336285	17,270,752	$1.000000	$0.987303	10,143,810
	2000	$2.099660	$2.322307	14,753,422	N/A	N/A	N/A
	1999	$2.060734	$2.099660	15,216,376	N/A	N/A	N/A
	1998	$1.923303	$2.060734	12,371,480	N/A	N/A	N/A
	1997	$1.663897	$1.923303	3,943,109	N/A	N/A	N/A
T. Rowe Price Growth Stock - Initial Class(6)	2005	$2.860098	$2.990128	23,046,930.850	$0.989934	$1.035455	25,869,400.025
	2004	$2.643952	$2.860098	26,779,287.344	$0.914665	$0.989934	27,805,789.891
	2003	$2.053295	$2.643952	28,268,534.823	$0.709982	$0.914665	28,908,483.578
	2002	$2.701515	$2.053295	19,614,258.077	$0.933658	$0.709982	28,064,439.549
	2001	$3.049978	$2.701515	12,167,489	$1.000000	$0.933658	5,711,161
	2000	$3.112902	$3.049975	12,435,990	N/A	N/A	N/A
	1999	$2.586964	$3.112902	10,308,335	N/A	N/A	N/A
	1998	$2.041653	$2.586964	7,055,528	N/A	N/A	N/A
	1997	$1.774078	$2.041653	1,909,048	N/A	N/A	N/A

57

	Year	1.55% (Continued)			1.50% (Continued)
Subaccount		Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
T. Rowe Price Small Cap - Initial Class(12)	2005	$0.816617	$0.889508	55,972,175.012	$1.027478	$1.119752	20,048,997.963
	2004	$0.751414	$0.816617	62,395,615.756	$0.944973	$1.027478	22,703,299.831
	2003	$0.543474	$0.751414	65,435,028.121	$0.683124	$0.944973	31,411,389.160
	2002	$0.759675	$0.543474	28,125,884.638	$0.954401	$0.683124	20,851,241.317
	2001	$0.854538	$0.759675	3,099,578	$1.000000	$0.954401	2,941,790
	2000	$1.000000	$0.854538	783,970	N/A	N/A	N/A
Van Kampen Active International Allocation - Initial Class(1)	2005	$1.487198	$1.666550	23,163,851.386	$1.014278	$1.137156	13,449,186.931
	2004	$1.301525	$1.487198	17,425,739.943	$0.887200	$1.014278	10,770,582.893
	2003	$0.995170	$1.301525	15,885,539.178	$0.678033	$0.887200	6,020,969.266
	2002	$1.217188	$0.995170	13,027,592.129	$0.828893	$0.678033	6,281,323.628
	2001	$1.604565	$1.217188	10,495,290	$1.000000	$0.828893	900,250
	2000	$1.993345	$1.604565	10,252,707	N/A	N/A	N/A
	1999	$1.529380	$1.993345	7,730,719	N/A	N/A	N/A
	1998	$1.345339	$1.529380	6,282,060	N/A	N/A	N/A
	1997	$1.432514	$1.345339	2,717,945	N/A	N/A	N/A
Van Kampen Large Cap Core - Initial Class(1)	2005	$2.909800	$3.135303	6,972,047.780	$1.051547	$1.133597	16,328,583.380
	2004	$2.620788	$2.909800	10,808,053.092	$0.946634	$1.051547	18,345,749.837
	2003	$2.197980	$2.620788	13,716,842.155	$0.793528	$0.946634	22,954,158.545
	2002	$2.669327	$2.197980	12,786,604.835	$0.963225	$0.793528	40,793,056.086
	2001	$2.916927	$2.669327	12,953,763	$1.000000	$0.963225	11,510,203
	2000	$3.148754	$2.916927	12,619,743	N/A	N/A	N/A
	1999	$2.529863	$3.148754	10,427,869	N/A	N/A	N/A
	1998	$2.169995	$2.529863	7,169,924	N/A	N/A	N/A
	1997	$1.998344	$2.169995	1,857,541	N/A	N/A	N/A
Van Kampen Mid-Cap Growth - Initial Class(14)c	2005	$0.706779	$0.748559	17,578,049.091	$0.708049	$0.750266	13,981,791.177
	2004	$0.669908	$0.706779	19,728,038.390	$0.670790	$0.708049	17,775,579.011
	2003	$0.530826	$0.669908	22,289,366.163	$0.531264	$0.670790	19,954,161.928
	2002	$0.805310	$0.530826	13,553,493.032	$0.805577	$0.531264	21,742,734.531
	2001	$1.000000	$0.805310	778,101	$1.000000	$0.805577	3,422,809

(1)	Subaccount Inception Date April 8, 1991.

(2)	Subaccount Inception Date July 1, 1992.

(3)	Subaccount Inception Date May 4, 1993.

(4)	Subaccount Inception Date May 27, 1993.

(5)	Subaccount Inception Date May 9, 1994.

(6)	Subaccount Inception Date January 3, 1995.

(7)	Subaccount Inception Date November 18, 1996.

(8)	Subaccount Inception Date May 1, 1997.

(9)	Subaccount Inception Date February 2, 1998.

(10)	Subaccount Inception Date June 2, 1998.

(11)	Subaccount Inception Date July 1, 1998.

(12)	Subaccount Inception Date May 1, 2000.

(13)	Subaccount Inception Date October 9, 2000.

(14)	Subaccount Inception Date May 1, 2001.

(15)	Subaccount Inception Date May 1, 2002.

(16)	Subaccount Inception Date November 3, 2003.

[a]	Formerly known as Clarion Real Estate Securities.

[b]	This subaccount was re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 you may only invest in the Initial Class shares. If you purchased your policy on May 1, 2003 or after, you may only invest in Service Class shares.

[c]	Formerly known as Van Kampen Emerging Growth.

International Moderate Growth Fund had not commenced operations as of December 31, 2005, therefore, comparable data is not available.

58

	Year	1.40%			1.30%
Subaccount		Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
Asset Allocation Conservative Portfolio - Service Class(15)	2005	N/A	N/A	N/A	$1.251868	$1.297758	16,808,643.902
	2004	N/A	N/A	N/A	$1.158727	$1.251868	10,401,049.713
	2003	N/A	N/A	N/A	$1.000000	$1.158727	2,687,666.346
Asset Allocation - Growth Portfolio - Service Class(15)	2005	N/A	N/A	N/A	$1.404276	$1.551604	19,855,540.405
	2004	N/A	N/A	N/A	$1.248932	$1.404276	11,337,591.962
	2003	N/A	N/A	N/A	$1.000000	$1.248932	1,215,964.250
Asset Allocation - Moderate Portfolio - Service Class(15)	2005	N/A	N/A	N/A	$1.295146	$1.369719	54,369,656.377
	2004	N/A	N/A	N/A	$1.180666	$1.295146	24,955,620.049
	2003	N/A	N/A	N/A	$1.000000	$1.180666	4,421,263.876
Asset Allocation - Moderate Growth Portfolio - Service Class(15)	2005	N/A	N/A	N/A	$1.349136	$1.461149	65,226,098.604
	2004	N/A	N/A	N/A	$1.207772	$1.349136	27,821,738.453
	2003	N/A	N/A	N/A	$1.000000	$1.207772	4,238,377.358
American Century International - Service Class(14)	2005	N/A	N/A	N/A	$1.417665	$1.573346	637,710.256
	2004	N/A	N/A	N/A	$1.257247	$1.417665	335,232.509
	2003	N/A	N/A	N/A	$1.000000	$1.257247	26,522.590
American Century Large Company Value - Service Class(14)	2005	N/A	N/A	N/A	$1.383150	$1.417763	256,631.728
	2004	N/A	N/A	N/A	$1.233271	$1.383150	188,017.992
	2003	N/A	N/A	N/A	$1.000000	$1.233271	18,082.738
Capital Guardian Global - Service Class(9)	2005	N/A	N/A	N/A	$1.432568	$1.554244	1,361,267.714
	2004	N/A	N/A	N/A	$1.312143	$1.432568	1,044,137.666
	2003	N/A	N/A	N/A	$1.000000	$1.312143	217,348.896
Capital Guardian U.S. Equity - Service Class(11)	2005	N/A	N/A	N/A	$1.352264	$1.415922	1,162,104.848
	2004	N/A	N/A	N/A	$1.251112	$1.352264	1,069,322.551
	2003	N/A	N/A	N/A	$1.000000	$1.251112	174,955.714
Capital Guardian Value - Service Class(4)	2005	N/A	N/A	N/A	$1.475955	$1.566401	2,195,206.042
	2004	N/A	N/A	N/A	$1.284690	$1.475955	1,796,356.930
	2003	N/A	N/A	N/A	$1.000000	$1.284690	396,915.262
Clarion Global Real Estate Securities - Service Class(15)a	2005	N/A	N/A	N/A	$1.660425	$1.855246	1,363,423.003
	2004	N/A	N/A	N/A	$1.269513	$1.660425	944,555.515
	2003	N/A	N/A	N/A	$1.000000	$1.269513	47,286.708
Great Companies AmericaSM - Service Class(14)	2005	N/A	N/A	N/A	$1.168483	$1.195415	341,697.099
	2004	N/A	N/A	N/A	$1.166636	$1.168483	229,306.447
	2003	N/A	N/A	N/A	$1.000000	$1.166636	61,444.323
Great Companies - Technology SM - Service Class (14)	2005	N/A	N/A	N/A	$1.388348	$1.396058	257,130.481
	2004	N/A	N/A	N/A	$1.307629	$1.388348	246,949.090
	2003	N/A	N/A	N/A	$1.000000	$1.307629	90,827.467
Janus Growth - Service Class (2)	2005	N/A	N/A	N/A	$1.372020	$1.485858	191,065.287
	2004	N/A	N/A	N/A	$1.206254	$1.372020	129,129.725
	2003	N/A	N/A	N/A	$1.000000	$1.206254	136,655.788
Jennison Growth - Service Class(7)	2005	N/A	N/A	N/A	$1.295150	$1.451445	77,718.568
	2004	N/A	N/A	N/A	$1.205162	$1.295150	48,946.191
	2003	N/A	N/A	N/A	$1.000000	$1.205162	43,981.050
J.P. Morgan Enhanced Index - Service Class(8)	2005	N/A	N/A	N/A	$1.330739	$1.355718	1,022,198.027
	2004	N/A	N/A	N/A	$1.217705	$1.330739	770,281.700
	2003	N/A	N/A	N/A	$1.000000	$1.217705	45,341.548
Marsico Growth - Service Class(12)b	2005	N/A	N/A	N/A	$1.318758	$1.408780	909,491.296
	2004	N/A	N/A	N/A	$1.192513	$1.318758	412,222.827
	2003	N/A	N/A	N/A	$1.000000	$1.192513	224,319.671
Mercury Large Cap Value - Service Class(12)	2005	N/A	N/A	N/A	$1.468479	$1.677743	559,095.363
	2004	N/A	N/A	N/A	$1.260709	$1.468479	331,854.600
	2003	N/A	N/A	N/A	$1.000000	$1.260709	281,910.466
MFS High Yield - Service Class(10)	2005	N/A	N/A	N/A	$1.174817	$1.177206	1,088,610.900
	2004	N/A	N/A	N/A	$1.086836	$1.174817	680,959.043
	2003	N/A	N/A	N/A	$1.000000	$1.086836	175,452.171

59

		1.40% (Continued)			1.30% (Continued)
Subaccount	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
PIMCO Total Return - Service Class(15)	2005	N/A	N/A	N/A	$1.040825	$1.048392	3,526,268.837
	2004	N/A	N/A	N/A	$1.011723	$1.040825	2,428,758.876
	2003	N/A	N/A	N/A	$1.000000	$1.011723	640,564.778
Salomon All Cap - Service Class(12)	2005	N/A	N/A	N/A	$1.373361	$1.407373	482,201.904
	2004	N/A	N/A	N/A	$1.277605	$1.373361	352,010.862
	2003	N/A	N/A	N/A	$1.000000	$1.277605	160,828.812
Templeton Great Companies Global -Service Class(13)	2005	N/A	N/A	N/A	$1.085463	$1.149052	654,691.763
	2004	N/A	N/A	N/A	$1.207910	$1.085463	456,665.621
	2003	N/A	N/A	N/A	$1.000000	$1.207910	18,827.837
Transamerica Balanced - Service Class(15)	2005	N/A	N/A	N/A	$1.203735	$1.280899	667,823.645
	2004	N/A	N/A	N/A	$1.099798	$1.203735	407,350.144
	2003	N/A	N/A	N/A	$1.000000	$1.099798	20,912.321
Transamerica Convertible Securities -Service Class(15)	2005	N/A	N/A	N/A	$1.289055	$1.317623	1,500,396.392
	2004	N/A	N/A	N/A	$1.155678	$1.289055	1,071,172.175
	2003	N/A	N/A	N/A	$1.000000	$1.155678	167,633.631
Transamerica Equity - Service Class(12)	2005	N/A	N/A	N/A	$1.383835	$1.588512	2,180,228.471
	2004	N/A	N/A	N/A	$1.212483	$1.383835	1,528,948.358
	2003	N/A	N/A	N/A	$1.000000	$1.212483	114,053.236
Transamerica Growth Opportunities -Service Class(14)	2005	N/A	N/A	N/A	$1.441358	$1.649588	618,414.404
	2004	N/A	N/A	N/A	$1.253265	$1.441358	363,676.962
	2003	N/A	N/A	N/A	$1.000000	$1.253265	40,998.617
Transamerica Money Market -Service Class(1)	2005	N/A	N/A	N/A	$0.989235	$1.002241	4,532,561.786
	2004	N/A	N/A	N/A	$0.994632	$0.989235	1,771,931.116
	2003	N/A	N/A	N/A	$1.000000	$0.994632	291,618.887
Transamerica U.S. Government Securities - Service Class(5)	2005	N/A	N/A	N/A	$1.013133	$1.019980	1,713,370.363
	2004	N/A	N/A	N/A	$0.997393	$1.013133	1,061,766.323
	2003	N/A	N/A	N/A	$1.000000	$0.997393	250,989.845
T. Rowe Price Equity Income -Service Class(6)	2005	N/A	N/A	N/A	$1.377884	$1.412035	2,331,695.210
	2004	N/A	N/A	N/A	$1.218401	$1.377884	1,501,483.293
	2003	N/A	N/A	N/A	$1.000000	$1.218401	333,034.612
T. Rowe Price Growth Stock -Service Class(6)	2005	N/A	N/A	N/A	$1.312796	$1.372412	1,100,625.518
	2004	N/A	N/A	N/A	$1.213849	$1.312796	776,325.853
	2003	N/A	N/A	N/A	$1.000000	$1.213849	223,091.179
T. Rowe Price Small Cap -Service Class(12)	2005	N/A	N/A	N/A	$1.450314	$1.580617	1,275,751.663
	2004	N/A	N/A	N/A	$1.334243	$1.450314	907,171.486
	2003	N/A	N/A	N/A	$1.000000	$1.334243	167,144.588
Van Kampen Active International Allocation - Service Class(1)	2005	N/A	N/A	N/A	$1.502279	$1.684932	754,118.895
	2004	N/A	N/A	N/A	$1.315176	$1.502279	349,705.872
	2003	N/A	N/A	N/A	$1.000000	$1.315176	23,578.823
Van Kampen Large Cap Core -Service Class(1)	2005	N/A	N/A	N/A	$1.279936	$1.378817	186,818.696
	2004	N/A	N/A	N/A	$1.152270	$1.279936	92,505.295
	2003	N/A	N/A	N/A	$1.000000	$1.152270	5,422.785
Van Kampen Mid-Cap Growth -Service Class(14)c	2005	N/A	N/A	N/A	$1.257274	$1.331937	297,261.950
	2004	N/A	N/A	N/A	$1.191283	$1.257274	198,461.657
	2003	N/A	N/A	N/A	$1.000000	$1.191283	129,268.429
PAM Transamerica U.S. Government Securities - Service Class(16)	2005	$1.025525	$1.031447	0.000	$1.013133	$1.019980	67,111.987
	2004	$1.010586	$1.025525	0.000	$0.997393	$1.013133	0.000
	2003	$1.000000	$1.010586	0.000	$1.000000	$0.997393	0.000
AIM V.I. Basic Value Fund - Series II Shares(15)	2005	$1.089564	$1.132885	503,104.338	$1.092421	$1.136976	11,596,463.091
	2004	$0.996809	$1.089564	791,758.449	$0.998447	$1.092421	11,811,628.055
	2003	$0.758298	$0.996809	653,356.3526	$0.758797	$0.998447	11,661,321.775
	2002	$1.000000	$0.758298	296,591.241	$1.000000	$0.758797	6,110,740.785

60

		1.40% (Continued)			1.30% (Continued)
Subaccount	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
AIM V.I. Capital Appreciation Fund - Series II Shares(15)	2005	$1.060132	$1.135225	102,452.243	$1.062933	$1.139348	3,379,073.374
	2004	$1.010990	$1.060132	151,283.510	$1.012659	$1.062933	3,254,654.809
	2003	$0.793548	$1.010990	176,977.3399	$0.794074	$1.012659	3,573,679.805
	2002	$1.000000	$0.793548	24,623.313	$1.000000	$0.794074	1,752,165.768
AllianceBernstein Growth and Income Portfolio - Class B(14)	2005	$1.014966	$1.046993	2,095,954.399	$1.129734	$1.166530	8,102,946.374
	2004	$0.925364	$1.014966	2,213,002.340	$1.028983	$1.129734	8,008,712.975
	2003	$0.709849	$0.925364	2,919,580.7262	$0.788553	$1.028983	9,102,047.480
	2002	$0.925978	$0.709849	2,716,484.252	$1.000000	$0.788553	5,408,750.825
	2001	$1.000000	$0.925978	2,054,794	N/A	N/A	N/A
AllianceBernstein Large Cap Growth Portfolio - Class B(14)	2005	$0.758307	$0.858880	724,322.499	$1.020390	$1.156857	2,615,952.695
	2004	$0.709730	$0.758307	310,432.795	$0.954070	$1.020390	2,627,983.119
	2003	$0.583349	$0.709730	449,386.0118	$0.783412	$0.954070	2,948,952.678
	2002	$0.855309	$0.583349	410,119.024	$1.000000	$0.783412	1,718,231.303
	2001	$1.000000	$0.855309	384,309	N/A	N/A	N/A
Janus Aspen - Mid Cap Growth Portfolio - Service Shares(13)	2005	$0.449324	$0.496441	931,424.574	$1.261578	$1.395231	2,809,767.324
	2004	$0.378196	$0.449324	834,524.479	$1.060809	$1.261578	2,797,124.666
	2003	$0.284558	$0.378196	938,892.9466	$0.797389	$1.060809	1,927,892.641
	2002	$0.401433	$0.284558	901,501.650	$1.000000	$0.797389	897,151.622
	2001	$0.673903	$0.401433	1,732,250	N/A	N/A	N/A
	2000	$1.000000	$0.673903	131,879	N/A	N/A	N/A
Janus Aspen - Mid Cap Value Portfolio - Service Shares(13)	2005	$1.102643	$1.196244	586,547.987	N/A	N/A	N/A
	2004	$0.949174	$1.102643	618,630.253	N/A	N/A	N/A
	2003	$0.681560	$0.949174	634,723.3951	N/A	N/A	N/A
	2002	$0.902500	$0.681560	709,442.455	N/A	N/A	N/A
	2001	$0.998916	$0.902500	734,646	N/A	N/A	N/A
	2000	$1.000000	$0.998916	15,465	N/A	N/A	N/A
Janus Aspen - World Wide Growth Portfolio - Service Shares(13)	2005	$0.624061	$0.649729	839,151.336	$0.984054	$1.025549	5,595,766.044
	2004	$0.605414	$0.624061	852,928.557	$0.953700	$0.984054	6,684,859.585
	2003	$0.496347	$0.605414	1,069,454.3567	$0.781122	$0.953700	7,272,200.735
	2002	$0.677467	$0.496347	1,453,191.732	$1.000000	$0.781122	4,008,647.324
	2001	$0.887808	$0.677467	1,394,133	N/A	N/A	N/A
	2000	$1.000000	$0.887808	332,861	N/A	N/A	N/A
MFS New Discovery Series - Service Class(15)	2005	$1.030063	$1.066994	324,555.271	$1.032777	$1.070861	5,253,741.581
	2004	$0.983457	$1.030063	424,344.518	$0.985079	$1.032777	6,302,966.133
	2003	$0.747360	$0.983457	195,073.7119	$0.747860	$0.985079	5,459,725.240
	2002	$1.000000	$0.747360	92,260.746	$1.000000	$0.747860	2,385,265.732
MFS Total Return Series - Service Class(15)	2005	$1.149960	$1.163589	1,747,891.763	$1.153001	$1.167818	16,655,289.704
	2004	$1.050284	$1.149960	1,383,177.005	$1.052023	$1.153001	16,582,900.478
	2003	$0.918050	$1.050284	1,182,965.2623	$0.918659	$1.052023	14,871,064.299
	2002	$1.000000	$0.918050	514,613.460	$1.000000	$0.918659	7,312,399.793
Fidelity VIP - Contrafund® Portfolio - Service Class 2(12)	2005	$1.019188	$1.172486	6,270,828.873	$1.242763	$1.431098	27,480,921.534
	2004	$0.897454	$1.019188	5,311,705.255	$1.093234	$1.242763	24,897,024.657
	2003	$0.709863	$0.897454	4,971,317.0104	$0.863856	$1.093234	22,112,800.202
	2002	$0.796290	$0.709863	3,557,302.852	$1.000000	$0.863856	11,668,555.849
	2001	$0.922538	$0.796290	2,274,397	N/A	N/A	N/A
	2000	$1.000000	$0.922538	1,198,357	N/A	N/A	N/A
Fidelity - VIP Equity - Income Portfolio - Service Class 2(12)	2005	$1.164636	$1.212580	2,717,508.685	$1.154787	$1.203501	10,433,605.172
	2004	$1.061718	$1.164636	3,141,991.555	$1.051697	$1.154787	10,453,433.316
	2003	$0.827945	$1.061718	2,793,695.507	$0.819327	$1.051697	10,280,521.184
	2002	$1.013361	$0.827945	2,697,459.322	$1.000000	$0.819327	5,651,940.012
	2001	$1.084290	$1.013361	2,028,586	N/A	N/A	N/A
	2000	$1.000000	$1.084290	407,152	N/A	N/A	N/A

61

		1.40% (Continued)			1.30% (Continued)
Subaccount	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
Fidelity - VIP Growth Portfolio - Service Class 2(14)	2005	$0.793008	$0.825131	1,264,396.235	$0.992121	$1.033325	6,499,897.957
	2004	$0.779797	$0.793008	1,034,920.298	$0.974625	$0.992121	6,585,516.465
	2003	$0.596567	$0.779797	988,139.906	$0.744894	$0.974625	6,731,308.053
	2002	$0.867866	$0.596567	723,194.111	$1.000000	$0.744894	4,073,699.598
	2001	$1.000000	$0.867866	495,719	N/A	N/A	N/A
Fidelity - VIP Growth Opportunities Portfolio - Service Class 2(12)	2005	$0.738821	$0.791876	89,507.794	N/A	N/A	N/A
	2004	$0.700898	$0.738821	118,901.024	N/A	N/A	N/A
	2003	$0.549208	$0.700898	341,033.931	N/A	N/A	N/A
	2002	$0.714054	$0.549208	311,207.504	N/A	N/A	N/A
	2001	$0.848316	$0.714054	341,343	N/A	N/A	N/A
	2000	$1.000000	$0.848316	147,741	N/A	N/A	N/A
Fidelity - VIP Mid Cap Portfolio - Service Class 2(12)	2005	$1.577251	$1.835788	5,535,828.984	$1.441197	$1.679083	28,727,005.111
	2004	$1.283034	$1.577251	5,603,251.971	$1.171204	$1.441197	26,682,337.463
	2003	$0.941019	$1.283034	5,692,957.397	$0.858157	$1.171204	23,855,787.404
	2002	$1.060517	$0.941019	5,814,927.481	$1.000000	$0.858157	12,764,575.784
	2001	$1.114623	$1.060517	3,900,128	N/A	N/A	N/A
	2000	$1.000000	$1.114623	3,345,368	N/A	N/A	N/A
Fidelity - VIP Value Strategies Portfolio - Service Class 2(15)	2005	$1.304413	$1.317677	930,774.153	$1.307865	$1.322459	15,396,904.960
	2004	$1.161919	$1.304413	1,288,798.176	$1.163843	$1.307865	15,741,726.066
	2003	$0.748696	$1.161919	930,745.632	$0.749188	$1.163843	14,207,220.608
	2002	$1.000000	$0.748696	125,892.475	$1.000000	$0.749188	5,912,035.834
Asset Allocation Conservative Portfolio - Initial Class(15)	2005	$1.176448	$1.220383	3,071,029.489	$1.179538	$1.224786	34,845,196.492
	2004	$1.087333	$1.176448	2,424,715.701	$1.089116	$1.179538	37,191,943.531
	2003	$0.896994	$1.087333	1,220,110.043	$0.897589	$1.089116	36,517,743.166
	2002	$1.000000	$0.896994	746,979.938	$1.000000	$0.897589	11,591,534.581
Asset Allocation - Growth Portfolio - Initial Class(15)	2005	$1.169884	$1.294993	2,984,017.487	$1.172954	$1.299672	37,722,449.747
	2004	$1.038925	$1.169884	2,293,997.820	$1.040631	$1.172954	35,638,365.532
	2003	$0.805402	$1.038925	1,067,280.369	$0.805934	$1.040631	31,502,546.337
	2002	$1.000000	$0.805402	178,360.079	$1.000000	$0.805934	16,272,593.291
Asset Allocation - Moderate Portfolio - Initial Class(15)	2005	$1.174865	$1.244946	5,966,622.805	$1.177978	$1.249478	87,759,205.543
	2004	$1.069495	$1.174865	5,444,219.106	$1.071274	$1.177978	91,407,207.159
	2003	$0.868490	$1.069495	4,984,402.867	$0.869075	$1.071274	88,673,069.395
	2002	$1.000000	$0.868490	1,196,692.473	$1.000000	$0.869075	32,222,771.028
Asset Allocation - Moderate Growth Portfolio - Initial Class(15)	2005	$1.179485	$1.278529	7,224,952.047	$1.182586	$1.283146	88,286,740.990
	2004	$1.053363	$1.179485	5,711,319.819	$1.055085	$1.182586	84,971,259.854
	2003	$0.839908	$1.053363	3,099,006.622	$0.840459	$1.055085	82,297,814.431
	2002	$1.000000	$0.839908	1,743,854.956	$1.000000	$0.840459	33,222,409.887
American Century International - Initial Class(14)	2005	$0.892808	$0.993791	1,642,028.159	$1.105264	$1.231481	13,485,906.634
	2004	$0.791771	$0.892808	1,446,391.680	$0.979225	$1.105264	13,179,697.354
	2003	$0.640777	$0.791771	1,411,670.494	$0.791709	$0.979225	13,367,701.243
	2002	$0.833205	$0.640777	367,641.197	$1.000000	$0.791709	4,394,827.717
	2001	$1.000000	$0.833205	159,981	N/A	N/A	N/A
American Century Large Company Value - Initial Class(14)	2005	$1.065370	$1.094261	660,952.241	$1.177364	$1.210492	5,438,975.647
	2004	$0.948383	$1.065370	631,733.804	$1.047037	$1.177364	5,900,680.878
	2003	$0.746690	$0.948383	613,619.043	$0.823545	$1.047037	5,785,961.972
	2002	$0.939214	$0.746690	448,419.255	$1.000000	$0.823545	3,502,739.824
	2001	$1.000000	$0.939214	199,168	N/A	N/A	N/A
Capital Guardian Global - Initial Class(9)	2005	$1.332782	$1.448193	5,905,133.186	$1.202232	$1.307639	15,042,212.777
	2004	$1.218897	$1.332782	4,998,337.748	$1.098404	$1.202232	13,152,473.277
	2003	$0.898194	$1.218897	5,199,113.541	$0.808601	$1.098404	10,740,677.600
	2002	$1.131675	$0.898194	5,723,654.840	$1.000000	$0.808601	5,399,047.316
	2001	$1.280261	$1.131675	6,769,555	N/A	N/A	N/A
	2000	$1.534754	$1.280261	8,964,830	N/A	N/A	N/A
	1999	$1.052609	$1.534754	8,189,239	N/A	N/A	N/A
	1998	$1.000000	$1.052609	7,340,387	N/A	N/A	N/A

62

	Year	1.40% (Continued)			1.30% (Continued)
Subaccount		Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
Capital Guardian U.S. Equity - Initial Class(11)	2005	$0.926223	$0.971090	7,193,165.471	$1.156474	$1.213677	12,814,601.751
	2004	$0.855645	$0.926223	7,030,635.646	$1.067291	$1.156474	12,748,589.879
	2003	$0.635616	$0.855645	7,039,449.494	$0.792055	$1.067291	12,013,433.858
	2002	$0.845807	$0.635616	6,725,430.376	$1.000000	$0.792055	5,767,436.631
	2001	$0.887757	$0.845807	7,052,320	N/A	N/A	N/A
	2000	$0.964682	$0.887757	6,687,565	N/A	N/A	N/A
	1999	$1.122170	$0.964682	3,560,121	N/A	N/A	N/A
	1998	$1.000000	$1.122170	1,697,953	N/A	N/A	N/A
Capital Guardian Value - Initial Class(4)	2005	$2.767270	$2.939572	22,941,997.504	$1.193653	$1.269220	21,352,476.341
	2004	$2.404464	$2.767270	26,025,655.100	$1.036131	$1.193653	22,143,461.855
	2003	$1.811637	$2.404464	30,542,561.728	$0.779903	$1.036131	21,342,888.123
	2002	$2.316504	$1.811637	36,172,249.327	$1.000000	$0.779903	10,709,509.211
	2001	$2.202884	$2.316504	44,245,720	N/A	N/A	N/A
	2000	$2.115695	$2.202884	52,310,186	N/A	N/A	N/A
	1999	$2.212928	$2.115695	66,030,029	N/A	N/A	N/A
	1998	$2.086130	$2.212928	78,666,774	N/A	N/A	N/A
	1997	$1.694854	$2.086130	82,171,834	N/A	N/A	N/A
	1996	$1.387903	$1.694854	65,227,195	N/A	N/A	N/A
Clarion Global Real Estate Securities - Initial Class(15)a	2005	$1.631387	$1.825716	2,246,678.414	$1.635687	$1.832327	9,101,486.835
	2004	$1.245119	$1.631387	2,263,113.857	$1.247170	$1.635687	10,005,326.359
	2003	$0.930127	$1.245119	1,791,793.908	$0.930745	$1.247170	9,516,098.300
	2002	$1.000000	$0.930127	1,574,106.747	$1.000000	$0.930745	4,809,430.292
Great Companies AmericaSM - Initial Class(14)	2005	$0.948341	$0.971564	607,347.394	$1.044009	$1.070633	2,939,544.835
	2004	$0.945383	$0.948341	605,617.910	$1.039727	$1.044009	3,379,165.559
	2003	$0.768919	$0.945383	641,828.9815	$0.844812	$1.039727	3,650,203.170
	2002	$0.983081	$0.768919	601,157.263	$1.000000	$0.844812	1,180,075.581
	2001	$1.000000	$0.983081	303,607	N/A	N/A	N/A
Great Companies - Technology SM - Initial Class (14)	2005	$0.749322	$0.754243	748,826.942	$1.135476	$1.144051	3,183,922.385
	2004	$0.703168	$0.749322	1,052,597.385	$1.064476	$1.135476	3,965,978.362
	2003	$0.472335	$0.703168	368,395.9602	$0.714332	$1.064476	2,431,656.546
	2002	$0.773994	$0.472335	207,033.476	$1.000000	$0.714332	806,633.202
	2001	$1.000000	$0.773994	51,295	N/A	N/A	N/A
Janus Growth - Initial Class (2)	2005	$24.867393	$26.964284	3,915,026.438	$1.183452	$1.284505	2,166,754.677
	2004	$21.826719	$24.867393	4,448,451.496	$1.037724	$1.183452	2,179,246.907
	2003	$16.755634	$21.826719	5,317,067.3652	$0.795832	$1.037724	2,268,357.306
	2002	$24.500024	$16.755634	6,592,143.764	$1.000000	$0.795832	973,675.883
	2001	$34.855341	$24.500024	8,838,775	N/A	N/A	N/A
	2000	$50.054351	$34.855341	11,795,088	N/A	N/A	N/A
	1999	$31.898334	$50.054351	13,723,324	N/A	N/A	N/A
	1998	$19.665157	$31.898334	15,001,695	N/A	N/A	N/A
	1997	$16.964068	$19.665157	16,307,025	N/A	N/A	N/A
	1996	$14.583843	$16.964068	15,174,482	N/A	N/A	N/A
Jennison Growth - Initial Class(7)	2005	$0.810917	$0.910023	7,527,635.160	$1.031770	$1.159008	2,434,902.576
	2004	$0.753515	$0.810917	7,600,074.327	$0.957795	$1.031770	2,921,263.309
	2003	$0.593335	$0.753515	8,227,504.7998	$0.753450	$0.957795	2,719,519.105
	2002	$0.868714	$0.593335	8,979,133.102	$1.000000	$0.753450	1,582,638.959
	2001	$1.081530	$0.868714	11,859,669	N/A	N/A	N/A
	2000	$1.240246	$1.081530	13,481,390	N/A	N/A	N/A
	1999	$1.200101	$1.240246	16,283,827	N/A	N/A	N/A
	1998	$1.156993	$1.200101	18,189,950	N/A	N/A	N/A
	1997	$1.004355	$1.156993	14,927,829	N/A	N/A	N/A
	1996	$1.000000	$1.004355	314,119	N/A	N/A	N/A

63

	Year	1.40% (Continued)			1.30% (Continued)
Subaccount		Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
J.P. Morgan Enhanced Index - Initial Class(8)	2005	$1.451467	$1.480999	8,953,687.752	$1.119870	$1.143780	8,160,708.932
	2004	$1.325747	$1.451467	9,446,389.081	$1.021871	$1.119870	8,538,019.843
	2003	$1.042538	$1.325747	11,472,576.7638	$0.802779	$1.021871	8,381,439.794
	2002	$1.401905	$1.042538	11,986,885.369	$1.000000	$0.802779	4,217,770.414
	2001	$1.615156	$1.401905	15,803,392	N/A	N/A	N/A
	2000	$1.838549	$1.615156	19,789,520	N/A	N/A	N/A
	1999	$1.577775	$1.838549	20,376,497	N/A	N/A	N/A
	1998	$1.217647	$1.577775	13,701,548	N/A	N/A	N/A
	1997	$1.000000	$1.217647	9,296,582	N/A	N/A	N/A
Marsico Growth - Initial Class(12)b	2005	$0.781242	$0.836629	2,068,296.872	$1.322924	$1.418087	1,653,425.028
	2004	$0.705753	$0.781242	1,471,402.427	$1.193911	$1.322924	814,270.659
	2003	$0.566427	$0.705753	897,190.7905	$1.000000	$1.193911	790,541.253
	2002	$0.775980	$0.566427	668,734.113	N/A	N/A	N/A
	2001	$0.916033	$0.775980	992,435	N/A	N/A	N/A
	2000	$1.000000	$0.916033	278,174	N/A	N/A	N/A
Mercury Large Cap Value - Initial Class(12)	2005	$1.323836	$1.513729	2,954,561.809	$1.211837	$1.387034	9,042,512.929
	2004	$1.134367	$1.323836	2,484,398.258	$1.037373	$1.211837	8,548,256.467
	2003	$0.886287	$1.134367	2,260,879.5064	$0.809708	$1.037373	8,393,194.099
	2002	$1.047563	$0.886287	2,977,283.533	$1.000000	$0.809708	6,281,486.623
	2001	$1.081878	$1.047563	2,904,194	N/A	N/A	N/A
	2000	$1.000000	$1.081878	526,757	N/A	N/A	N/A
MFS High Yield - Initial Class(10)	2005	$1.214656	$1.219659	6,408,441.406	$1.246462	$1.252826	10,523,414.926
	2004	$1.122105	$1.214656	8,643,646.431	$1.150343	$1.246462	14,024,046.975
	2003	$0.966374	$1.122105	9,496,015.8792	$0.989712	$1.150343	13,376,541.310
	2002	$0.960010	$0.966374	8,693,528.576	$1.000000	$0.989712	4,756,359.190
	2001	$0.938048	$0.960010	5,478,152	N/A	N/A	N/A
	2000	$1.003083	$0.938048	9,361,452	N/A	N/A	N/A
	1999	$0.961203	$1.003083	8,977,277	N/A	N/A	N/A
	1998	$1.000000	$0.961203	6,199,318	N/A	N/A	N/A
PIMCO Total Return - Initial Class(15)	2005	$1.121717	$1.132042	5,792,288.584	$1.124682	$1.136148	28,041,749.172
	2004	$1.088527	$1.121717	4,883,932.170	$1.090330	$1.124682	28,153,142.242
	2003	$1.052178	$1.088527	6,311,547.8819	$1.052874	$1.090330	30,354,076.336
	2002	$1.000000	$1.052178	4,322,292.201	$1.000000	$1.052874	16,193,915.182
Salomon All Cap - Initial Class(12)	2005	$1.107261	$1.136546	4,347,646.566	$1.105003	$1.135338	12,120,466.275
	2004	$1.028766	$1.107261	4,447,900.656	$1.025659	$1.105003	12,790,293.877
	2003	$0.771838	$1.028766	4,299,974.6117	$0.768745	$1.025659	12,437,980.172
	2002	$1.039580	$0.771838	4,621,748.748	$1.000000	$0.768745	8,348,762.046
	2001	$1.032666	$1.039580	5,097,147	N/A	N/A	N/A
	2000	$1.000000	$1.032666	1,957,163	N/A	N/A	N/A
Templeton Great Companies Global - Initial Class(13)	2005	$0.564642	$0.598455	2,626,947.632	$1.116318	$1.184338	1,309,867.085
	2004	$0.753804	$0.564642	1,502,945.491	$1.033137	$1.116318	746,039.782
	2003	$0.603147	$0.753804	149,967.2186	$0.825826	$1.033137	737,723.121
	2002	$0.779219	$0.603147	281,733.960	$1.000000	$0.825826	157,820.345
	2001	$0.950187	$0.779219	120,790	N/A	N/A	N/A
	2000	$1.000000	$0.950187	56,200	N/A	N/A	N/A
Transamerica Balanced - Initial Class(15)	2005	$1.157655	$1.232622	393,584.249	$1.160714	$1.237092	5,476,218.898
	2004	$1.056091	$1.157655	499,023.545	$1.057833	$1.160714	5,714,999.763
	2003	$0.940213	$1.056091	448,385.5464	$0.940839	$1.057833	5,869,327.851
	2002	$1.000000	$0.940213	308,853.226	$1.000000	$0.940839	3,101,509.323
Transamerica Convertible Securities - Initial Class(15)	2005	$1.256871	$1.287698	863,980.614	$1.260191	$1.292368	4,187,277.851
	2004	$1.126105	$1.256871	720,107.967	$1.127956	$1.260191	4,282,977.249
	2003	$0.923378	$1.126105	629,683.6071	$0.923984	$1.127956	3,726,360.391
	2002	$1.000000	$0.923378	206,156.677	$1.000000	$0.923984	919,309.231

64

	Year	1.40% (Continued)			1.30% (Continued)
Subaccount		Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
Transamerica Equity - Initial Class(12)	2005	$0.764836	$0.879044	4,938,559.777	$1.248282	$1.436101	17,697,428.114
	2004	$0.669708	$0.764836	4,247,712.073	$1.091940	$1.248282	17,919,485.788
	2003	$0.517494	$0.669708	2,453,362.7663	$0.842931	$1.091940	12,900,294.843
	2002	$0.674851	$0.517494	2,487,782.396	$1.000000	$0.842931	5,140,665.249
	2001	$0.830824	$0.674851	1,739,044	N/A	N/A	N/A
	2000	$1.000000	$0.830824	993,984	N/A	N/A	N/A
Transamerica Growth Opportunities - Initial Class(14)	2005	$1.393038	$1.596837	1,293,471.087	$1.182204	$1.356483	8,161,061.219
	2004	$1.211201	$1.393038	1,422,418.696	$1.026868	$1.182204	8,522,199.657
	2003	$0.936005	$1.211201	262,913.5180	$0.792775	$1.026868	5,872,812.390
	2002	$1.107646	$0.936005	315,300.999	$1.000000	$0.792775	2,847,006.076
	2001	$1.000000	$1.107646	78,790	N/A	N/A	N/A
Transamerica Money Market - Initial Class(1)	2005	$1.352646	$1.372479	11,847,869.456	$0.990971	$1.006491	14,722,362.804
	2004	$1.357996	$1.352646	16,419,189.782	$0.993896	$0.990971	13,634,299.438
	2003	$1.366869	$1.357996	20,068,862.5829	$0.999405	$0.993896	18,683,018.636
Transamerica Small/Mid Cap Value - Initial Class(3)	2005	$4.084993	$4.575107	15,756,634.740	$1.351774	$1.515446	1,635,713.730
	2004	$3.560345	$4.084993	18,764,500.265	$1.176997	$1.351774	1,676,714.069
	2003	$1.891803	$3.560345	22,342,963.6523	$0.624786	$1.176997	1,865,725.888
	2002	$3.168906	$1.891803	28,193,802.802	$1.000000	$0.624786	1,856,271.192
	2001	$2.495215	$3.168906	35,776,621	N/A	N/A	N/A
	2000	$2.278888	$2.495215	43,456,299	N/A	N/A	N/A
	1999	$1.785929	$2.278888	49,653,848	N/A	N/A	N/A
	1998	$1.851229	$1.785929	59,347,330	N/A	N/A	N/A
	1997	$1.496065	$1.851229	63,123,931	N/A	N/A	N/A
	1996	$1.206843	$1.496065	51,124,832	N/A	N/A	N/A
Transamerica U.S. Government Securities - Initial Class(5)	2005	$1.526143	$1.538696	12,608,834.295	$1.080729	$1.090697	8,714,101.007
	2004	$1.498190	$1.526143	15,271,006.709	$1.059877	$1.080729	9,186,050.220
	2003	$1.475683	$1.498190	20,569,266.5159	$1.04912	$1.059877	11,648,287.297
	2002	$1.414117	$1.475683	28,356,603.540	$1.000000	$1.04912	8,143,202.124
	2001	$1.364481	$1.414117	28,689,960	N/A	N/A	N/A
	2000	$1.255919	$1.364481	29,554,729	N/A	N/A	N/A
	1999	$1.286733	$1.255919	38,368,704	N/A	N/A	N/A
	1998	$1.215033	$1.286733	41,241,128	N/A	N/A	N/A
	1997	$1.128769	$1.215033	30,043,275	N/A	N/A	N/A
	1996	$1.124292	$1.128769	17,561,826	N/A	N/A	N/A
T. Rowe Price Equity Income - Initial Class(6)	2005	$2.836258	$2.912133	29,533,036.658	$1.181867	$1.214671	27,600,491.364
	2004	$2.505001	$2.836258	33,019,972.422	$1.042793	$1.181867	29,728,764.275
	2003	$2.022500	$2.505001	38,070,609.9261	$0.841110	$1.042793	29,182,155.799
	2002	$2.352249	$2.022500	44,648,715.071	$1.000000	$0.841110	15,052,753.799
	2001	$2.334702	$2.352249	53,131,225	N/A	N/A	N/A
	2000	$2.107761	$2.334702	60,459,235	N/A	N/A	N/A
	1999	$2.065623	$2.107761	74,445,822	N/A	N/A	N/A
	1998	$1.925022	$2.065623	83,821,265	N/A	N/A	N/A
	1997	$1.521680	$1.925022	79,662,847	N/A	N/A	N/A
	1996	$1.287240	$1.521680	42,673,041	N/A	N/A	N/A

65

	Year	1.40% (Continued)			1.30% (Continued)
Subaccount		Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
T. Rowe Price Growth Stock - Initial Class(6)	2005	$2.892491	$3.028461	17,570,318.613	$1.144273	$1.199234	14,839,893.375
	2004	$2.669933	$2.892491	19,329,022.705	$1.055194	$1.144273	15,676,491.871
	2003	$2.070419	$2.669933	21,830,145.1804	$0.817448	$1.055194	15,396,403.641
	2002	$2.719986	$2.070419	25,335,193.394	$1.000000	$0.817448	8,100,585.720
	2001	$3.066258	$2.719986	31,999,230	N/A	N/A	N/A
	2000	$3.124914	$3.066258	39,142,353	N/A	N/A	N/A
	1999	$2.593121	$3.124914	42,063,489	N/A	N/A	N/A
	1998	$2.043487	$2.593121	45,596,535	N/A	N/A	N/A
	1997	$1.611613	$2.043487	44,624,829	N/A	N/A	N/A
	1996	$1.353339	$1.611613	30,237,848	N/A	N/A	N/A
T. Rowe Price Small Cap - Initial Class(12)	2005	$0.822294	$0.897026	3,163,626.920	$1.123465	$1.226760	17,380,789.319
	2004	$0.755520	$0.822294	3,430,777.931	$1.031215	$1.123465	17,771,138.129
	2003	$0.545628	$0.755520	4,229,982.7096	$0.744044	$1.031215	17,595,030.522
	2002	$0.761551	$0.545628	2,895,465.966	$1.000000	$0.744044	7,877,697.272
	2001	$0.855380	$0.761551	1,838,502	N/A	N/A	N/A
	2000	$1.000000	$0.855380	497,185	N/A	N/A	N/A
Van Kampen Active International Allocation - Initial Class(1)	2005	$1.504078	$1.687937	25,162,969.729	$1.237571	$1.390238	6,963,291.861
	2004	$1.314348	$1.504078	28,683,643.440	$1.080388	$1.237571	4,760,145.019
	2003	$1.003493	$1.314348	33,155,822.7801	$0.824046	$1.080388	3,738,017.176
	2002	$1.225547	$1.003493	39,574,469.871	$1.000000	$0.824046	2,057,276.915
	2001	$1.613169	$1.225547	50,436,921	N/A	N/A	N/A
	2000	$2.001071	$1.613169	67,228,612	N/A	N/A	N/A
	1999	$1.533035	$2.001071	77,283,280	N/A	N/A	N/A
	1998	$1.346560	$1.533035	90,839,071	N/A	N/A	N/A
	1997	$1.330640	$1.346560	101,220,765	N/A	N/A	N/A
	1996	$1.171039	$1.330640	91,462,304	N/A	N/A	N/A
Van Kampen Large Cap Core - Initial Class(1)	2005	$2.942759	$3.175486	26,617,284.696	$1.162777	$1.255965	3,362,791.418
	2004	$2.646551	$2.942759	30,694,481.010	$1.044706	$1.162777	3,232,591.584
	2003	$2.216306	$2.646551	36,250,554.8272	$0.874009	$1.044706	3,425,841.420
	2002	$2.678589	$2.216306	44,933,517.409	$1.000000	$0.874009	2,183,386.377
	2001	$2.932518	$2.687589	60,117,350	N/A	N/A	N/A
	2000	$3.160924	$2.932518	81,940,094	N/A	N/A	N/A
	1999	$2.535888	$3.160924	100,119,683	N/A	N/A	N/A
	1998	$2.171948	$2.535888	116,236,044	N/A	N/A	N/A
	1997	$1.833135	$2.171948	127,262,704	N/A	N/A	N/A
	1996	$1.577873	$1.833135	124,998,928	N/A	N/A	N/A
Van Kampen Mid-Cap Growth - Initial Class(14)c	2005	$0.710611	$0.753727	531,509.536	$0.968672	$1.028462	6,510,394.300
	2004	$0.672550	$0.710611	685,116.597	$0.915881	$0.968672	7,103,942.077
	2003	$0.532132	$0.672550	782,303.2746	$0.723956	$0.915881	8,016,102.927
	2002	$0.806099	$0.532132	721,754,051	$1.000000	$0.723956	5,192,990.450
	2001	$1.000000	$0.806099	420,709	N/A	N/A	N/A

(1)	Subaccount Inception Date April 8, 1991.

(2)	Subaccount Inception Date July 1, 1992.

(3)	Subaccount Inception Date May 4, 1993.

(4)	Subaccount Inception Date May 27, 1993.

(5)	Subaccount Inception Date May 9, 1994.

(6)	Subaccount Inception Date January 3, 1995.

(7)	Subaccount Inception Date November 18, 1996.

(8)	Subaccount Inception Date May 1, 1997.

(9)	Subaccount Inception Date February 2, 1998.

(10)	Subaccount Inception Date June 2, 1998.

(11)	Subaccount Inception Date July 1, 1998.

(12)	Subaccount Inception Date May 1, 2000.

(13)	Subaccount Inception Date October 9, 2000.

(14)	Subaccount Inception Date May 1, 2001.

(15)	Subaccount Inception Date May 1, 2002.

66

(16)	Subaccount Inception Date November 3, 2003.

[a]	Formerly known as Clarion Real Estate Securities.

[b]	This subaccount was re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 you may only invest in the Initial Class shares. If you purchased your policy on May 1, 2003 or after, you may only invest in Service Class shares.

[c]	Formerly known as Van Kampen Emerging Growth.

International Moderate Growth Fund had not commenced operations as of December 31, 2005, therefore, comparable data is not available.

[THIS SPACE INTENTIONALLY LEFT BLANK]

67

	Year	1.25%
Subaccount		Beginning AUV	Ending AUV	# Units
Asset Allocation Conservative Portfolio - Initial Class(15)	2005	$1.181090	$1.227011	4,885,964.160
	2004	$1.090010	$1.181090	5,501,209.744
	2003	$0.897884	$1.090010	4,597,145.009
	2002	$1.000000	$0.897884	3,595,369.606
Asset Allocation - Growth Portfolio - Initial Class(15)	2005	$1.174501	$1.302034	6,163,506.892
	2004	$1.041488	$1.174501	5,267,830.420
	2003	$0.806199	$1.041488	4,301,259.239
	2002	$1.000000	$0.806199	2,047,522.990
Asset Allocation - Moderate Portfolio - Initial Class(15)	2005	$1.179545	$1.251752	10,364,914.606
	2004	$1.072164	$1.179545	10,084,030.270
	2003	$0.806199	$1.072164	8,665,072.052
	2002	$1.000000	$0.806199	5,390,194.080
Asset Allocation - Moderate Growth Portfolio - Initial Class(15)	2005	$1.184162	$1.285492	18,761,148.104
	2004	$1.055976	$1.184162	13,050,061.094
	2003	$0.840747	$1.055976	9,478,660.590
	2002	$1.000000	$0.840747	6,980,994.155
American Century International - Initial Class(14)	2005	$0.897669	$1.000666	5,626,333.057
	2004	$0.794901	$0.897669	5,538,810.845
	2003	$0.642367	$0.794901	5,994,661.588
	2002	$0.834029	$0.642367	3,121,699.941
	2001	$1.000000	$0.834029	99,773
American Century Large Company Value - Initial Class(14)	2005	$1.071206	$1.101883	3,622,823.440
	2004	$0.952152	$1.071206	3,690,993.234
	2003	$0.748541	$0.952152	4,033,385.761
	2002	$0.940149	$0.748541	4,169,280.836
	2001	$1.000000	$0.940149	599,992
Capital Guardian Global - Initial Class(9)	2005	$1.035306	$1.126627	5,766,936.050
	2004	$0.945434	$1.035306	5,432,272.406
	2003	$0.695651	$0.945434	4,650,851.770
	2002	$0.875178	$0.695651	4,401,119.351
	2001	$1.000000	$0.875178	490,629
Capital Guardian U.S. Equity - Initial Class(11)	2005	$1.039535	$1.091494	6,469,545.383
	2004	$0.958896	$1.039535	6,476,107.317
	2003	$0.711263	$0.958896	7,419,500.672
	2002	$0.945070	$0.711263	6,239,923.062
	2001	$1.000000	$0.945070	1,334,151
Capital Guardian Value - Initial Class(4)	2005	$1.227809	$1.306178	12,459,999.989
	2004	$1.065254	$1.227809	13,339,438.465
	2003	$0.801427	$1.065254	11,783,789.908
	2002	$1.023245	$0.801427	11,347,938.194
	2001	$1.000000	$1.023245	2,196,489
Clarion Global Real Estate Securities - Initial Class(15)a	2005	$1.637853	$1.835653	1,969,719.009
	2004	$1.248199	$1.637853	1,662,016.490
	2003	$0.931052	$1.248199	996,136.219
	2002	$1.000000	$0.931052	792,281.812
Great Companies AmericaSM - Initial Class(14)	2005	$0.953523	$0.978323	1,689,002.619
	2004	$0.949135	$0.953523	2,078,997.004
	2003	$0.770822	$0.949135	2,039,467.065
	2002	$0.984049	$0.770822	2,083,388.444
	2001	$1.000000	$0.984049	295,044
Great Companies - Technology SM - Initial Class (14)	2005	$0.753409	$0.759472	2,358,115.759
	2004	$0.705945	$0.753409	3,146,312.611
	2003	$0.473501	$0.705945	3,515,104.554
	2002	$0.774757	$0.473501	1,730,930.201
	2001	$1.000000	$0.774757	182,307

68

	Year	1.25% (Continued)
Subaccount		Beginning AUV	Ending AUV	# Units
Janus Growth - Initial Class (2)	2005	$0.799822	$0.868551	5,220,502.353
	2004	$0.700984	$0.799822	4,185,084.874
	2003	$0.537330	$0.700984	2,655,747.632
	2002	$0.784523	$0.537330	3,218,086.566
	2001	$1.000000	$0.784523	683,913
Jennison Growth - Initial Class(7)	2005	$0.818602	$0.919997	2,038,052.897
	2004	$0.759530	$0.818602	1,826,339.849
	2003	$0.597188	$0.759530	1,373,812.478
	2002	$0.873072	$0.597188	1,555,208.654
	2001	$1.000000	$0.873072	71,947
J.P. Morgan Enhanced Index - Initial Class(8)	2005	$0.934991	$0.955422	8,965,372.881
	2004	$0.852747	$0.934991	8,536,856.827
	2003	$0.669596	$0.852747	8,678,651.490
	2002	$0.899067	$0.669596	8,837,569.202
	2001	$1.000000	$0.899067	1,570,997
Marsico Growth - Initial Class(12)b	2005	$0.894235	$0.959028	2,045,051.710
	2004	$0.806626	$0.894235	1,932,459.058
	2003	$0.646422	$0.806626	1,918,783.281
	2002	$0.884268	$0.646422	2,233,806.587
	2001	$1.000000	$0.884268	446,850
Mercury Large Cap Value - Initial Class(12)	2005	$1.199353	$1.373411	5,468,509.917
	2004	$1.026183	$1.199353	4,788,204.716
	2003	$0.800587	$1.026183	4,637,563.105
	2002	$0.944875	$0.800587	6,009,670.998
	2001	$1.000000	$0.944875	1,148,363
MFS High Yield - Initial Class(10)	2005	$1.246176	$1.253150	6,194,748.112
	2004	$1.149503	$1.246176	7,940,745.151
	2003	$0.988505	$1.149503	8,025,371.228
	2002	$0.980546	$0.988505	6,412,066.542
	2001	$1.000000	$0.980546	693,088
PIMCO Total Return - Initial Class(15)	2005	$1.126172	$1.138214	4,223,308.417
	2004	$1.091227	$1.126172	4,593,331.088
	2003	$1.053222	$1.091227	4,024,769.311
	2002	$1.000000	$1.053222	4,642,514.217
Salomon All Cap - Initial Class(12)	2005	$1.012203	$1.040511	9,664,858.859
	2004	$0.939060	$1.012203	10,827,358.369
	2003	$0.703500	$0.939060	12,298,899.400
	2002	$0.946133	$0.703500	14,674,763.084
	2001	$1.000000	$0.946133	2,686,656
Templeton Great Companies Global - Initial Class(13)	2005	$0.967022	$1.026448	781,545.795
	2004	$0.894511	$0.967022	807,797.324
	2003	$0.714658	$0.894511	694,332.502
	2002	$0.921911	$0.714658	464,436.993
	2001	$1.000000	$0.921911	66,629
Transamerica Balanced - Initial Class(15)	2005	$1.162240	$1.239342	863,695.301
	2004	$1.058695	$1.162240	535,094.698
	2003	$0.941146	$1.058695	632,475.971
	2002	$1.000000	$0.941146	500,674.668
Transamerica Convertible Securities - Initial Class(15)	2005	$1.261856	$1.294720	656,005.523
	2004	$1.128889	$1.261856	671,698.498
	2003	$0.924287	$1.128889	566,007.686
	2002	$1.000000	$0.924287	165,972.968

69

	Year	1.25% (Continued)
Subaccount		Beginning AUV	Ending AUV	# Units
Transamerica Equity - Initial Class(12)	2005	$0.993375	$1.143396	11,463,408.582
	2004	$0.868532	$0.993375	12,493,785.312
	2003	$0.670137	$0.868532	10,178,116.430
	2002	$0.872609	$0.670137	10,730,370.217
	2001	$1.000000	$0.872609	1,706,383
Transamerica Growth Opportunities - Initial Class(14)	2005	$1.400632	$1.607904	3,840,504.288
	2004	$1.215991	$1.400632	4,254,712.287
	2003	$0.938318	$1.215991	2,097,370.259
	2002	$1.108736	$0.938318	2,610,644.110
	2001	$1.000000	$1.108736	235,465
Transamerica Money Market - Initial Class(1)	2005	$1.004042	$1.020274	5,707,004.021
	2004	$1.006504	$1.004042	5,415,084.506
	2003	$1.011588	$1.006504	8,028,205.798
	2002	$1.011385	$1.011588	13,933,850.525
	2001	$1.000000	$1.011385	4,074,448
Transamerica Small/Mid Cap Value - Initial Class(3)	2005	$1.267497	$1.421656	16,497,509.929
	2004	$1.103071	$1.267497	16,807,471.874
	2003	$0.585256	$1.103071	16,688,369.602
	2002	$0.978906	$0.585256	18,748,751.363
	2001	$1.000000	$0.978906	3,580,567
Transamerica U.S. Government Securities - Initial Class(5)	2005	$1.102034	$1.112738	11,540,232.577
	2004	$1.080238	$1.102034	12,751,254.419
	2003	$1.062441	$1.080238	13,380,625.984
	2002	$1.016603	$1.062441	15,577,968.614
	2001	$1.000000	$1.016603	1,597,578
T. Rowe Price Equity Income - Initial Class(6)	2005	$1.197716	$1.231572	18,161,067.730
	2004	$1.056260	$1.197716	20,062,706.189
	2003	$0.851550	$1.056260	18,049,233.652
	2002	$0.988919	$0.851550	16,419,150.168
	2001	$1.000000	$0.988919	2,560,451
T. Rowe Price Growth Stock - Initial Class(6)	2005	$0.998938	$1.047441	6,974,854.191
	2004	$0.920713	$0.998938	7,038,510.376
	2003	$0.712910	$0.920713	6,450,436.224
	2002	$0.935195	$0.712910	6,936,915.525
	2001	$1.000000	$0.935195	1,845,115
T. Rowe Price Small Cap - Initial Class(12)	2005	$1.036804	$1.132689	6,761,896.864
	2004	$0.951198	$1.036804	7,271,042.450
	2003	$0.685942	$0.951198	9,256,404.109
	2002	$0.955974	$0.685942	8,366,242.633
	2001	$1.000000	$0.955974	819,954
Van Kampen Active International Allocation - Initial Class(1)	2005	$1.023500	$1.150322	5,046,325.350
	2004	$0.893060	$1.023500	3,882,568.609
	2003	$0.680836	$0.893060	2,548,642.866
	2002	$0.830259	$0.680836	2,803,079.765
	2001	$1.000000	$0.830259	361,293
Van Kampen Large Cap Core - Initial Class(1)	2005	$1.061119	$1.146722	6,462,678.923
	2004	$0.952895	$1.061119	6,051,976.534
	2003	$0.796805	$0.952895	5,929,530.823
	2002	$0.964813	$0.796805	6,862,818.260
	2001	$1.000000	$0.964813	628,831
Van Kampen Mid-Cap Growth - Initial Class(14)c	2005	$0.714492	$0.758974	5,328,262.091
	2004	$0.675216	$0.714492	5,865,483.393
	2003	$0.533456	$0.675216	6,563,232.023
	2002	$0.806903	$0.533456	7,038,252.813
	2001	$1.000000	$0.806903	605,063

70

	Year	1.25% (Continued)
Subaccount		Beginning AUV	Ending AUV	# Units
PAM Transamerica U.S. Government Securities – Service Class(16)	2005	$1.027279	$1.034732	0.000
	2004	$1.010822	$1.027279	0.000
	2003	$1.000000	$1.010822	0.000
AIM V.I. Basic Value Fund - Series II Shares(15)	2005	$1.093885	$1.139065	2,064,032.625
	2004	$0.999279	$1.093885	2,315,411.752
	2003	$0.759054	$0.999279	2,247,973.025
	2002	$1.000000	$0.759054	2,012,385.757
AIM V.I. Capital Appreciation Fund - Series II Shares(15)	2005	$1.064339	$1.141419	217,134.814
	2004	$1.013497	$1.064339	259,259.567
	2003	$0.794340	$1.013497	344,508.599
	2002	$1.000000	$0.794340	144,395.038
AllianceBernstein Growth and Income Portfolio - Class B(14)	2005	$1.020495	$1.054234	9,727,933.405
	2004	$0.929033	$1.020495	10,884,944.655
	2003	$0.711608	$0.929033	13,240,955.841
	2002	$0.926892	$0.711608	12,175,694.503
	2001	$1.000000	$0.926892	2,043,757
AllianceBernstein Large Cap Growth Portfolio - Service Class(14)	2005	$0.762441	$0.864830	4,189,486.899
	2004	$0.712537	$0.762441	4,320,625.326
	2003	$0.584791	$0.712537	4,403,611.532
	2002	$0.856157	$0.584791	4,924,351.377
	2001	$1.000000	$0.856157	1,312,866
Janus Aspen - Mid Cap Growth Portfolio - Service Shares(13)	2005	$0.865925	$0.958132	2,554,505.997
	2004	$0.727757	$0.865925	2,867,061.008
	2003	$0.546769	$0.727757	2,860,937.027
	2002	$0.770183	$0.546769	2,759,066.341
	2001	$1.000000	$0.770183	525,705
Janus Aspen - Mid Cap Value Portfolio - Service Shares(13)	2005	$1.112886	$1.209131	966,436.519
	2004	$0.956576	$1.112886	994,219.803
	2003	$0.685852	$0.956576	1,012,175.202
	2002	$0.906817	$0.685852	1,016,549.931
	2001	$1.000000	$0.906817	317,538
Janus Aspen - World Wide Growth Portfolio - Service Shares(13)	2005	$0.774544	$0.807605	4,403,585.982
	2004	$0.750275	$0.774544	6,112,466.469
	2003	$0.614202	$0.750275	6,993,600.416
	2002	$0.837086	$0.614202	7,852,955.796
	2001	$1.000000	$0.837086	1,472,854
MFS New Discovery Series - Service Class(15)	2005	$1.034152	$1.072810	535,098.570
	2004	$0.985901	$1.034152	1,090,222.755
	2003	$0.748106	$0.985901	726,553.715
	2002	$1.000000	$0.748106	320,316.512
MFS Total Return Series - Service Class(15)	2005	$1.154522	$1.169929	2,521,295.483
	2004	$1.052890	$1.154522	1,818,210.925
	2003	$0.918965	$1.052890	1,519,052.092
	2002	$1.000000	$0.918965	1,530,545.764
Fidelity VIP - Contrafund® Portfolio - Service Class 2(12)	2005	$1.217763	$1.402996	9,227,144.000
	2004	$1.070719	$1.217763	8,524,773.670
	2003	$0.845652	$1.070719	7,605,730.079
	2002	$0.947203	$0.845652	7,592,743.208
	2001	$1.000000	$0.947203	1,117,221
Fidelity - VIP Equity-Income Portfolio - Service Class 2(12)	2005	$1.082525	$1.128753	4,683,242.602
	2004	$0.985400	$1.082525	5,426,079.845
	2003	$0.767303	$0.985400	5,977,782.419
	2002	$0.937746	$0.767303	6,893,554.421
	2001	$1.000000	$0.937746	950,745

71

	Year	1.25% (Continued)
Subaccount		Beginning AUV	Ending AUV	# Units
Fidelity -VIP Growth Portfolio - Service Class 2(14)	2005	$0.797318	$0.830834	3,038,242.386
	2004	$0.782870	$0.797318	3,339,229.618
	2003	$0.598043	$0.782870	3,886,044.911
	2002	$0.868717	$0.598043	4,515,281.040
	2001	$1.000000	$0.868717	477,321
Fidelity –VIP Growth Opportunities Portfolio - Service Class 2(12)	2005	$0.949257	$1.018922	1,119,994.667
	2004	$0.899200	$0.949257	1,180,853.195
	2003	$0.703559	$0.899200	1,214,442.122
	2002	$0.913372	$0.703559	1,226,462.867
	2001	$1.000000	$0.913372	223,500
Fidelity -VIP Mid Cap Portfolio - Service Class 2(12)	2005	$1.537512	$1.792176	9,980,028.883
	2004	$1.248854	$1.537512	11,451,242.504
	2003	$0.914603	$1.248854	10,926,179.683
	2002	$1.029218	$0.914603	11,051,230.545
	2001	$1.000000	$1.029218	1,235,966
Fidelity -VIP Value Strategies Portfolio - Service Class 2(15)	2005	$1.309575	$1.324841	2,400,250.537
	2004	$1.164786	$1.309575	2,550,006.634
	2003	$0.749434	$1.164786	3,395,477.238
	2002	$1.000000	$0.749434	717,256.891

(1)	Subaccount Inception Date April 8, 1991.

(2)	Subaccount Inception Date July 1, 1992.

(3)	Subaccount Inception Date May 4, 1993.

(4)	Subaccount Inception Date May 27, 1993.

(5)	Subaccount Inception Date May 9, 1994.

(6)	Subaccount Inception Date January 3, 1995.

(7)	Subaccount Inception Date November 18, 1996.

(8)	Subaccount Inception Date May 1, 1997.

(9)	Subaccount Inception Date February 2, 1998.

(10)	Subaccount Inception Date June 2, 1998.

(11)	Subaccount Inception Date July 1, 1998.

(12)	Subaccount Inception Date May 1, 2000.

(13)	Subaccount Inception Date October 9, 2000.

(14)	Subaccount Inception Date May 1, 2001.

(15)	Subaccount Inception Date May 1, 2002.

(16)	Subaccount Inception Date November 3, 2003.

[a]	Formerly known as Clarion Real Estate Securities.

[b]	This subaccount was re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 you may only invest in the Initial Class shares. If you purchased your policy on May 1, 2003 or after, you may only invest in Service Class shares.

[c]	Formerly known as Van Kampen Emerging Growth.

International Moderate Growth Fund had not commenced operations as of December 31, 2005, therefore, comparable data is not available.

72

APPENDIX B

MERRILL LYNCH CONDENSED FINANCIAL INFORMATION

The accumulation unit values and the number of accumulation units outstanding for each subaccount from the date of inception are shown in the following tables.

		2.30%			2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
Mercury Basic Value V.I. Fund(1)	2005	$1.403821	$1.412661	0.000	$1.138917	$1.148888	1,929,007.217
	2004	$1.293049	$1.403821	0.000	$1.046487	$1.138917	1,972,749.770
	2003	$1.000000	$1.293049	0.000	$0.801538	$1.046487	1,985,697.030
	2002	N/A	N/A	N/A	$1.000000	$0.801538	1,682,581.170
Mercury Global Allocation V.I Fund(1)	2005	$1.643080	$1.775166	0.000	$1.337475	$1.448520	266,477.125
	2004	$1.469634	$1.643080	0.000	$1.193362	$1.337475	128,903.970
	2003	$1.000000	$1.469634	0.000	$0.800349	$1.193362	86,529.190
	2002	N/A	N/A	N/A	$1.000000	$0.800349	43,370.000
Mercury High Current Income V.I Fund(1)	2005	$1.226328	$1.217348	0.000	$1.302908	$1.296528	286,108.517
	2004	$1.121973	$1.226328	0.000	$1.189117	$1.302908	383,560.450
	2003	$1.000000	$1.121973	0.000	$0.947186	$1.189117	332,583.060
	2002	N/A	N/A	N/A	$1.000000	$0.947186	246,135.120
Asset Allocation Conservative Portfolio - Service Class(8)	2005	$1.231489	$1.264181	0.000	N/A	N/A	N/A
	2004	$1.151154	$1.231489	0.000	N/A	N/A	N/A
	2003	$1.000000	$1.151154	0.000	N/A	N/A	N/A
Asset Allocation - Growth Portfolio - Service Class(8)	2005	$1.381416	$1.511459	0.000	N/A	N/A	N/A
	2004	$1.240772	$1.381416	0.000	N/A	N/A	N/A
	2003	$1.000000	$1.240772	0.000	N/A	N/A	N/A
Asset Allocation - Moderate Portfolio - Service Class(8)	2005	$1.274074	$1.334304	0.000	N/A	N/A	N/A
	2004	$1.172951	$1.274074	0.000	N/A	N/A	N/A
	2003	$1.000000	$1.172951	0.000	N/A	N/A	N/A
Asset Allocation - Moderate Growth Portfolio - Service Class(8)	2005	$1.327175	$1.423364	0.000	N/A	N/A	N/A
	2004	$1.199864	$1.327175	0.000	N/A	N/A	N/A
	2003	$1.000000	$1.199864	0.000	N/A	N/A	N/A
American Century International - Service Class(7)	2005	$1.394598	$1.532659	0.000	N/A	N/A	N/A
	2004	$1.249023	$1.394598	0.000	N/A	N/A	N/A
	2003	$1.000000	$1.249023	0.000	N/A	N/A	N/A
American Century Large Company Value - Service Class(7)	2005	$1.360651	$1.381110	0.000	N/A	N/A	N/A
	2004	$1.225218	$1.360651	0.000	N/A	N/A	N/A
	2003	$1.000000	$1.225218	0.000	N/A	N/A	N/A
Capital Guardian Global - Service Class(2)	2005	$1.409258	$1.514051	0.000	N/A	N/A	N/A
	2004	$1.303565	$1.409258	0.000	N/A	N/A	N/A
	2003	$1.000000	$1.303565	0.000	N/A	N/A	N/A
Capital Guardian U.S. Equity - Service Class(4)	2005	$1.330267	$1.379317	0.000	N/A	N/A	N/A
	2004	$1.242941	$1.330267	0.000	N/A	N/A	N/A
	2003	$1.000000	$1.242941	0.000	N/A	N/A	N/A
Capital Guardian Value - Service Class(1)	2005	$1.451947	$1.525905	0.000	N/A	N/A	N/A
	2004	$1.276291	$1.451947	0.000	N/A	N/A	N/A
	2003	$1.000000	$1.276291	0.000	N/A	N/A	N/A
Clarion Global Real Estate Securities - Service Class(8)a	2005	$1.633413	$1.807285	0.000	N/A	N/A	N/A
	2004	$1.261219	$1.633413	0.000	N/A	N/A	N/A
	2003	$1.000000	$1.261219	0.000	N/A	N/A	N/A
Great Companies AmericaSM - Service Class(7)	2005	$1.149466	$1.164498	0.000	N/A	N/A	N/A
	2004	$1.159012	$1.149466	0.000	N/A	N/A	N/A
	2003	$1.000000	$1.159012	0.000	N/A	N/A	N/A
Great Companies - Technology SM - Service Class (7)	2005	$1.365772	$1.359961	0.000	N/A	N/A	N/A
	2004	$1.299095	$1.365772	0.000	N/A	N/A	N/A
	2003	$1.000000	$1.299095	0.000	N/A	N/A	N/A

73

		2.30% (Continued)			2.05% (Continued)
Subaccount	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
Janus Growth - Service Class (1)	2005	$1.349704	$1.447446	0.000	N/A	N/A	N/A
	2004	$1.198385	$1.349704	0.000	N/A	N/A	N/A
	2003	$1.000000	$1.198385	0.000	N/A	N/A	N/A
Jennison Growth - Service Class(1)	2005	$1.274091	$1.413934	0.000	N/A	N/A	N/A
	2004	$1.197292	$1.274091	0.000	N/A	N/A	N/A
	2003	$1.000000	$1.197292	0.000	N/A	N/A	N/A
J.P. Morgan Enhanced Index - Service Class(1)	2005	$1.309105	$1.320678	0.000	N/A	N/A	N/A
	2004	$1.209751	$1.309105	0.000	N/A	N/A	N/A
	2003	$1.000000	$1.209751	0.000	N/A	N/A	N/A
Marsico Growth - Service Class(5)b	2005	$1.297321	$1.372359	0.000	N/A	N/A	N/A
	2004	$1.184729	$1.297321	0.000	N/A	N/A	N/A
	2003	$1.000000	$1.184729	0.000	N/A	N/A	N/A
Mercury Large Cap Value -Service Class(5)b	2005	$1.444602	$1.634379	0.000	N/A	N/A	N/A
	2004	$1.252476	$1.444602	0.000	N/A	N/A	N/A
	2003	$1.000000	$1.252476	0.000	N/A	N/A	N/A
MFS High Yield - Service Class(3)	2005	$1.155681	$1.146748	0.000	N/A	N/A	N/A
	2004	$1.079727	$1.155681	0.000	N/A	N/A	N/A
	2003	$1.000000	$1.079727	0.000	N/A	N/A	N/A
PIMCO Total Return - Service Class(8)	2005	$1.023862	$1.021247	0.000	N/A	N/A	N/A
	2004	$1.005095	$1.023862	0.000	N/A	N/A	N/A
	2003	$1.000000	$1.005095	0.000	N/A	N/A	N/A
Salomon All Cap - Service Class(5)	2005	$1.351017	$1.370990	0.000	N/A	N/A	N/A
	2004	$1.269268	$1.351017	0.000	N/A	N/A	N/A
	2003	$1.000000	$1.269268	0.000	N/A	N/A	N/A
Templeton Great Companies Global -Service Class(6)	2005	$1.078330	$1.130371	0.000	N/A	N/A	N/A
	2004	$1.200018	$1.078330	0.000	N/A	N/A	N/A
	2003	$1.000000	$1.200018	0.000	N/A	N/A	N/A
Transamerica Balanced - Service Class(8)	2005	$1.184125	$1.247750	0.000	N/A	N/A	N/A
	2004	$1.092598	$1.184125	0.000	N/A	N/A	N/A
	2003	$1.000000	$1.092598	0.000	N/A	N/A	N/A
Transamerica Convertible Securities -Service Class(8)	2005	$1.268063	$1.283534	0.000	N/A	N/A	N/A
	2004	$1.148118	$1.268063	0.000	N/A	N/A	N/A
	2003	$1.000000	$1.148118	0.000	N/A	N/A	N/A
Transamerica Equity - Service Class(5)	2005	$1.361322	$1.547439	0.000	N/A	N/A	N/A
	2004	$1.204564	$1.361322	0.000	N/A	N/A	N/A
	2003	$1.000000	$1.204564	0.000	N/A	N/A	N/A
Transamerica Growth Opportunities -Service Class(7)	2005	$1.417914	$1.606943	0.000	N/A	N/A	N/A
	2004	$1.245074	$1.417914	0.000	N/A	N/A	N/A
	2003	$1.000000	$1.245074	0.000	N/A	N/A	N/A
Transamerica Money Market -Service Class(1)	2005	$0.973119	$0.976290	0.000	N/A	N/A	N/A
	2004	$0.988117	$0.973119	0.000	N/A	N/A	N/A
	2003	$1.000000	$0.988117	0.000	N/A	N/A	N/A
Transamerica U.S. Government Securities -Service Class(1)	2005	$0.996629	$0.993588	0.000	N/A	N/A	N/A
	2004	$0.990855	$0.996629	0.000	N/A	N/A	N/A
	2003	$1.000000	$0.990855	0.000	N/A	N/A	N/A
T. Rowe Price Equity Income -Service Class(1)	2005	$1.355459	$1.375508	0.000	N/A	N/A	N/A
	2004	$1.210437	$1.355459	0.000	N/A	N/A	N/A
	2003	$1.000000	$1.210437	0.000	N/A	N/A	N/A
T. Rowe Price Growth Stock -Service Class(1)	2005	$1.291449	$1.336935	0.000	N/A	N/A	N/A
	2004	$1.205923	$1.291449	0.000	N/A	N/A	N/A
	2003	$1.000000	$1.205923	0.000	N/A	N/A	N/A
T. Rowe Price Small Cap -Service Class(5)	2005	$1.426709	$1.539750	0.000	N/A	N/A	N/A
	2004	$1.325528	$1.426709	0.000	N/A	N/A	N/A
	2003	$1.000000	$1.325528	0.000	N/A	N/A	N/A

74

		2.30% (Continued)			2.05% (Continued)
Subaccount	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
Van Kampen Active International Allocation - Service Class(1)	2005	$1.477827	$1.641334	0.000	N/A	N/A	N/A
	2004	$1.306577	$1.477827	0.000	N/A	N/A	N/A
	2003	$1.000000	$1.306577	0.000	N/A	N/A	N/A
Van Kampen Large Cap Core -Service Class(1)	2005	$1.259117	$1.343168	0.000	N/A	N/A	N/A
	2004	$1.144742	$1.259117	0.000	N/A	N/A	N/A
	2003	$1.000000	$1.144742	0.000	N/A	N/A	N/A
Van Kampen Mid-Cap Growth -Service Class(7)c	2005	$1.236820	$1.297496	0.000	N/A	N/A	N/A
	2004	$1.183500	$1.236820	0.000	N/A	N/A	N/A
	2003	$1.000000	$1.183500	0.000	N/A	N/A	N/A
AIM V.I. Basic Value Fund - Series II Shares(8)	2005	$1.390873	$1.433493	0.000	$1.071094	$1.106608	312,849.120
	2004	$1.283810	$1.390873	0.000	$0.986226	$1.071094	494,228.970
	2003	$1.000000	$1.283810	0.000	$0.755058	$0.986226	505,435.661
	2002	N/A	N/A	N/A	$1.000000	$0.755058	347,965.592
AIM V.I. Capital Appreciation Fund -Series II Shares(8)	2005	$1.266759	$1.344584	0.000	$1.042171	$1.108895	39,836.947
	2004	$1.218793	$1.266759	0.000	$1.000255	$1.042171	46,831.462
	2003	$1.000000	$1.218793	0.000	$0.790158	$1.000255	66,283.321
	2002	N/A	N/A	N/A	$1.000000	$0.790158	27,044.852
AllianceBernstein Growth and Income Portfolio - Class B(7)	2005	$1.329897	$1.359832	0.000	$1.107663	$1.135370	1,033,516.745
	2004	$1.223289	$1.329897	0.000	$1.016380	$1.107663	1,019,459.929
	2003	$1.000000	$1.223289	0.000	$0.784658	$1.016380	959,684.126
	2002	N/A	N/A	N/A	$1.000000	$0.784658	687,817.795
AllianceBernstein Large Cap Growth Portfolio - Class B(7)	2005	$1.211153	$1.359749	0.000	$1.000475	$1.125973	211,548.389
	2004	$1.143646	$1.211153	0.000	$0.942399	$1.000475	188,969.541
	2003	$1.000000	$1.143646	0.000	$0.779541	$0.942399	253,561.679
	2002	N/A	N/A	N/A	$1.000000	$0.779541	110,129.810
Janus Aspen - Mid Cap Growth Portfolio -Service Class(6)	2005	$1.471678	$1.611720	0.000	$1.236979	$1.358004	96,336.367
	2004	$1.249731	$1.471678	0.000	$1.047848	$1.236979	136,650.568
	2003	$1.000000	$1.249731	0.000	$0.793465	$1.047848	90,964.895
	2002	N/A	N/A	N/A	$1.000000	$0.793465	105,806.424
Janus Aspen - World Wide Growth Portfolio - Service Shares(6)	2005	$1.260252	$1.300600	0.000	$0.964837	$0.998152	428,312.419
	2004	$1.233478	$1.260252	0.000	$0.942022	$0.964837	345,938.304
	2003	$1.000000	$1.233478	0.000	$0.777262	$0.942022	339,489.824
	2002	N/A	N/A	N/A	$1.000000	$0.777262	392,470.065
MFS New Discovery Series -Service Class(8)	2005	$1.314944	$1.350138	0.000	$1.012632	$1.042272	496,248.564
	2004	$1.266619	$1.314944	0.000	$0.973029	$1.012632	463,784.716
	2003	$1.000000	$1.266619	0.000	$0.744169	$0.973029	403,962.611
	2002	N/A	N/A	N/A	$1.000000	$0.744169	225,728.300
MFS Total Return Series - Service Class(8)	2005	$1.213736	$1.217344	0.000	$1.130502	$1.136630	445,714.772
	2004	$1.118395	$1.213736	0.000	$1.039145	$1.130502	461,154.394
	2003	$1.000000	$1.118395	0.000	$0.914134	$1.039145	372,548.052
	2002	N/A	N/A	N/A	$1.000000	$0.914134	305,394.312
Fidelity VIP - Contrafund® Portfolio -Service Class 2(5)	2005	$1.387678	$1.582402	0.000	$1.218498	$1.392877	649,586.043
	2004	$1.232790	$1.387678	0.000	$1.079848	$1.218498	800,550.772
	2003	$1.000000	$1.232790	0.000	$0.859599	$1.079848	955,163.453
	2002	N/A	N/A	N/A	$1.000000	$0.859599	568,296.919
Fidelity - VIP Equity - Income Portfolio -Service Class 2(5)	2005	$1.360683	$1.404275	0.000	$1.132263	$1.171382	817,659.600
	2004	$1.251476	$1.360683	0.000	$1.038836	$1.132263	830,635.215
	2003	$1.000000	$1.251476	0.000	$0.815292	$1.038836	867,225.390
	2002	N/A	N/A	N/A	$1.000000	$0.815292	755,517.721
Fidelity - VIP Growth Portfolio -Service Class 2(7)	2005	$1.248415	$1.287588	0.000	$0.972781	$1.005752	310,093.201
	2004	$1.238538	$1.248415	0.000	$0.962720	$0.972781	350,877.697
	2003	$1.000000	$1.238538	0.000	$0.741225	$0.962720	539,181.575
	2002	N/A	N/A	N/A	$1.000000	$0.741225	373,313.290

75

		2.30% (Continued)			2.05% (Continued)
Subaccount	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
Fidelity - VIP Mid Cap Portfolio - Service Class 2(5)	2005	$1.688213	$1.947702	0.000	$1.413088	$1.634275	592,932.041
	2004	$1.385512	$1.688213	0.000	$1.156879	$1.413088	689,738.771
	2003	$1.000000	$1.385512	0.000	$0.853928	$1.156879	679,590.205
	2002	N/A	N/A	N/A	$1.000000	$0.853928	549,824.123
Fidelity - VIP Value Strategies Portfolio - Service Class 2(8)	2005	$1.636169	$1.638305	0.000	$1.282351	$1.287159	587,543.983
	2004	$1.470410	$1.636169	0.000	$1.149605	$1.282351	616,430.312
	2003	$1.000000	$1.470410	0.000	$0.745495	$1.149605	681,463.967
	2002	N/A	N/A	N/A	$1.000000	$0.745495	487,592.872
Asset Allocation Conservative Portfolio - Initial Class(8)	2005	N/A	N/A	N/A	$1.156517	$1.192085	2,401,019.512
	2004	N/A	N/A	N/A	$1.075781	$1.156517	2,467,741.119
	2003	N/A	N/A	N/A	$0.893163	$1.075781	2,401,509.650
	2002	N/A	N/A	N/A	$1.000000	$0.893163	1,412,368.909
Asset Allocation - Growth Portfolio - Initial Class(8)	2005	N/A	N/A	N/A	$1.150087	$1.264999	1,048,974.535
	2004	N/A	N/A	N/A	$1.027907	$1.150087	876,105.811
	2003	N/A	N/A	N/A	$0.801958	$1.027907	786,686.483
	2002	N/A	N/A	N/A	$1.000000	$0.801958	559,978.639
Asset Allocation - Moderate Portfolio - Initial Class(8)	2005	N/A	N/A	N/A	$1.154993	$1.216120	8,758,965.783
	2004	N/A	N/A	N/A	$1.058168	$1.154993	8,612,486.466
	2003	N/A	N/A	N/A	$0.864789	$1.058168	7,621,313.190
	2002	N/A	N/A	N/A	$1.000000	$0.864789	2,997,128.046
Asset Allocation - Moderate Growth Portfolio - Initial Class(8)	2005	N/A	N/A	N/A	$1.159519	$1.248898	6,732,559.666
	2004	N/A	N/A	N/A	$1.042179	$1.159519	6,528,089.331
	2003	N/A	N/A	N/A	$0.836320	$1.042179	6,288,141.985
	2002	N/A	N/A	N/A	$1.000000	$0.836320	4,282,552.275
American Century International - Initial Class(7)	2005	N/A	N/A	N/A	$1.083713	$1.198628	287,060.259
	2004	N/A	N/A	N/A	$0.967247	$1.083713	307,825.137
	2003	N/A	N/A	N/A	$0.787811	$0.967247	235,060.923
	2002	N/A	N/A	N/A	$1.000000	$0.787811	150,049.684
American Century Large Company Value - Initial Class(7)	2005	N/A	N/A	N/A	$1.154394	$1.178165	188,961.969
	2004	N/A	N/A	N/A	$1.034227	$1.154394	175,584.964
	2003	N/A	N/A	N/A	$0.819488	$1.034227	239,954.170
	2002	N/A	N/A	N/A	$1.000000	$0.819488	127,524.733
Capital Guardian Global - Initial Class(2)	2005	N/A	N/A	N/A	$1.178766	$1.272709	813,565.430
	2004	N/A	N/A	N/A	$1.084970	$1.178766	749,460.299
	2003	N/A	N/A	N/A	$0.804614	$1.084970	661,341.906
	2002	N/A	N/A	N/A	$1.000000	$0.804614	387,173.832
Capital Guardian U.S. Equity - Initial Class(4)	2005	N/A	N/A	N/A	$1.133917	$1.181286	1,110,844.322
	2004	N/A	N/A	N/A	$1.054237	$1.133917	798,794.488
	2003	N/A	N/A	N/A	$0.788153	$1.054237	703,444.322
	2002	N/A	N/A	N/A	$1.000000	$0.788153	321,050.055
Capital Guardian Value - Initial Class(1)	2005	N/A	N/A	N/A	$1.170358	$1.235341	1,592,580.743
	2004	N/A	N/A	N/A	$1.023455	$1.170358	1,841,246.478
	2003	N/A	N/A	N/A	$0.776052	$1.023455	1,665,661.921
	2002	N/A	N/A	N/A	$1.000000	$0.776052	787,275.371
Clarion Global Real Estate Securities - Initial Class(8)a	2005	N/A	N/A	N/A	$1.603794	$1.783433	183,273.189
	2004	N/A	N/A	N/A	$1.231933	$1.603794	208,478.878
	2003	N/A	N/A	N/A	$0.926167	$1.231933	211,245.566
	2002	N/A	N/A	N/A	$1.000000	$0.926167	112,931.115
Great Companies AmericaSM - Initial Class(7)	2005	N/A	N/A	N/A	$1.023632	$1.042036	53,601.981
	2004	N/A	N/A	N/A	$1.027000	$1.023632	55,303.717
	2003	N/A	N/A	N/A	$0.840650	$1.027000	54,012.175
	2002	N/A	N/A	N/A	$1.000000	$0.840650	16,685.383

76

		2.30% (Continued)			2.05% (Continued)
Subaccount	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
Great Companies - Technology SM - Initial Class (7)	2005	N/A	N/A	N/A	$1.113337	$1.113521	177,821.147
	2004	N/A	N/A	N/A	$1.051469	$1.113337	176,052.213
	2003	N/A	N/A	N/A	$0.710805	$1.051469	19,391.057
	2002	N/A	N/A	N/A	$1.000000	$0.710805	2,267.029
Janus Growth - Initial Class (1)	2005	N/A	N/A	N/A	$1.160368	$1.250226	207,554.824
	2004	N/A	N/A	N/A	$1.025033	$1.160368	248,351.571
	2003	N/A	N/A	N/A	$0.791916	$1.025033	207,949.179
	2002	N/A	N/A	N/A	$1.000000	$0.791916	176,428.636
Jennison Growth - Initial Class(1)	2005	N/A	N/A	N/A	$1.011636	$1.128060	75,542.237
	2004	N/A	N/A	N/A	$0.946076	$1.011636	62,484.330
	2003	N/A	N/A	N/A	$0.749731	$0.946076	62,863.704
	2002	N/A	N/A	N/A	$1.000000	$0.749731	75,281.930
J.P. Morgan Enhanced Index - Initial Class(1)	2005	N/A	N/A	N/A	$1.098003	$1.113224	297,826.725
	2004	N/A	N/A	N/A	$1.009349	$1.098003	316,314.003
	2003	N/A	N/A	N/A	$0.798818	$1.009349	306,199.300
	2002	N/A	N/A	N/A	$1.000000	$0.798818	133,933.143
Marsico Growth - Initial Class(5)b	2005	N/A	N/A	N/A	$1.188179	$1.349983	196,731.975
	2004	N/A	N/A	N/A	$1.024670	$1.188179	135,934.419
	2003	N/A	N/A	N/A	$0.805713	$1.024670	80,716.791
Mercury Large Cap Value - Initial Class(5)	2005	N/A	N/A	N/A	$1.188179	$1.349983	196,731.975
	2004	N/A	N/A	N/A	$1.024670	$1.188179	135,934.419
	2003	N/A	N/A	N/A	$0.805713	$1.024670	80,716.791
	2002	N/A	N/A	N/A	$1.000000	$0.805713	21,772.215
MFS High Yield - Initial Class(3)	2005	N/A	N/A	N/A	$1.222127	$1.219367	531,784.909
	2004	N/A	N/A	N/A	$1.136257	$1.222127	648,195.304
	2003	N/A	N/A	N/A	$0.984831	$1.136257	571,315.611
	2002	N/A	N/A	N/A	$1.000000	$0.984831	393,162.733
PIMCO Total Return - Initial Class(8)	2005	N/A	N/A	N/A	$1.102737	$1.105810	2,508,711.330
	2004	N/A	N/A	N/A	$1.076993	$1.102737	2,769,440.978
	2003	N/A	N/A	N/A	$1.047694	$1.076993	2,861,862.763
	2002	N/A	N/A	N/A	$1.000000	$1.047694	2,187,727.970
Salomon All Cap - Initial Class(5)	2005	N/A	N/A	N/A	$1.083437	$1.105017	916,042.160
	2004	N/A	N/A	N/A	$1.013103	$1.083437	910,827.451
	2003	N/A	N/A	N/A	$0.764956	$1.013103	731,313.256
	2002	N/A	N/A	N/A	$1.000000	$0.764956	488,017.402
Templeton Great Companies Global - Initial Class(6)	2005	N/A	N/A	N/A	$1.094552	$1.152735	47,008.251
	2004	N/A	N/A	N/A	$1.020505	$1.094552	19,493.939
	2003	N/A	N/A	N/A	$0.821759	$1.020505	6,017.704
	2002	N/A	N/A	N/A	$1.000000	$0.821759	100.000
Transamerica Balanced - Initial Class(8)	2005	N/A	N/A	N/A	$1.138069	$1.204080	320,776.084
	2004	N/A	N/A	N/A	$1.044894	$1.138069	322,856.541
	2003	N/A	N/A	N/A	$0.936208	$1.044894	351,221.477
	2002	N/A	N/A	N/A	$1.000000	$0.936208	212,969.082
Transamerica Convertible Securities - Initial Class(8)	2005	N/A	N/A	N/A	$1.235603	$1.257866	393,732.522
	2004	N/A	N/A	N/A	$1.114161	$1.235603	381,156.354
	2003	N/A	N/A	N/A	$0.919433	$1.114161	325,844.209
	2002	N/A	N/A	N/A	$1.000000	$0.919433	173,458.336
Transamerica Equity - Initial Class(5)	2005	N/A	N/A	N/A	$1.223899	$1.397725	468,197.449
	2004	N/A	N/A	N/A	$1.078576	$1.223899	398,143.294
	2003	N/A	N/A	N/A	$0.838775	$1.078576	68,817.819
	2002	N/A	N/A	N/A	$1.000000	$0.838775	86,735.381
Transamerica Growth Opportunities - Initial Class(7)	2005	N/A	N/A	N/A	$1.159147	$1.320280	603,759.079
	2004	N/A	N/A	N/A	$1.014316	$1.159147	481,186.183
	2003	N/A	N/A	N/A	$0.788866	$1.014316	307,471.203
	2002	N/A	N/A	N/A	$1.000000	$0.788866	325,070.437

77

		2.30% (Continued)			2.05% (Continued)
Subaccount	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
Transamerica Money Market - Initial Class(1)	2005	N/A	N/A	N/A	$0.971609	$0.979599	188,155.841
	2004	N/A	N/A	N/A	$0.981716	$0.971609	329,443.303
	2003	N/A	N/A	N/A	$1.000000	$0.981716	226,671.069
Transamerica Small/Mid Cap Value - Initial Class(1)	2005	N/A	N/A	N/A	$1.325401	$1.475004	33,185.940
	2004	N/A	N/A	N/A	$1.162599	$1.325401	66,909.538
	2003	N/A	N/A	N/A	$0.621703	$1.162599	68,369.021
	2002	N/A	N/A	N/A	$1.000000	$0.621703	105,233.831
Transamerica U.S. Government Securities - Initial Class(1)	2005	N/A	N/A	N/A	$1.059628	$1.061562	490,220.181
	2004	N/A	N/A	N/A	$1.046905	$1.059628	503,055.174
	2003	N/A	N/A	N/A	$1.037786	$1.046905	724,431.360
	2002	N/A	N/A	N/A	$1.000000	$1.037786	563,263.016
T. Rowe Price Equity Income - Initial Class(1)	2005	N/A	N/A	N/A	$1.158793	$1.182234	687,514.699
	2004	N/A	N/A	N/A	$1.030039	$1.158793	754,545.476
	2003	N/A	N/A	N/A	$0.836971	$1.030039	746,963.967
	2002	N/A	N/A	N/A	$1.000000	$0.836971	564,295.048
T. Rowe Price Growth Stock - Initial Class(1)	2005	N/A	N/A	N/A	$1.121948	$1.167214	1,626,785.811
	2004	N/A	N/A	N/A	$1.042280	$1.121948	1,767,157.982
	2003	N/A	N/A	N/A	$0.813420	$1.042280	1,797,629.282
	2002	N/A	N/A	N/A	$1.000000	$0.813420	1,390,593.217
T. Rowe Price Small Cap - Initial Class(5)	2005	N/A	N/A	N/A	$1.101532	$1.193999	945,783.121
	2004	N/A	N/A	N/A	$1.018589	$1.101532	1,042,083.332
	2003	N/A	N/A	N/A	$0.740331	$1.018589	947,368.693
	2002	N/A	N/A	N/A	$1.000000	$0.740331	623,519.459
Van Kampen Active International Allocation - Initial Class(1)	2005	N/A	N/A	N/A	$1.213396	$1.353085	462,231.165
	2004	N/A	N/A	N/A	$1.067146	$1.213396	496,024.217
	2003	N/A	N/A	N/A	$0.819975	$1.067146	498,845.005
	2002	N/A	N/A	N/A	$1.000000	$0.819975	296,789.983
Van Kampen Large Cap Core - Initial Class(1)	2005	N/A	N/A	N/A	$1.140092	$1.222445	0.000
	2004	N/A	N/A	N/A	$1.031926	$1.140092	0.000
	2003	N/A	N/A	N/A	$0.869699	$1.031926	85,076.960
	2002	N/A	N/A	N/A	$1.000000	$0.869699	17,503.289
Van Kampen Emerging Growth - Initial Class(7)c	2005	N/A	N/A	N/A	$0.949775	$1.001015	212,729.172
	2004	N/A	N/A	N/A	$0.904677	$0.949775	224,076.835
	2003	N/A	N/A	N/A	$0.720387	$0.904677	235,043.488
	2002	N/A	N/A	N/A	$1.000000	$0.720387	214,090.643

(1)	Subaccount Inception Date July 3, 1997.

(2)	Subaccount Inception Date February 2, 1998.

(3)	Subaccount Inception Date June 2, 1998.

(4)	Subaccount Inception Date July 1, 1998.

(5)	Subaccount Inception Date May 1, 2000.

(6)	Subaccount Inception Date October 9, 2000.

(7)	Subaccount Inception Date May 1, 2001.

(8)	Subaccount Inception Date May 1, 2002.

(9)	Subaccount Inception Date November 3, 2003.

[a]	Formerly known as Clarion Real Estate Securities.

[b]	This subaccount was re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 you may only invest in the Initial Class shares. If you purchased your policy on May 1, 2003 or after, you may only invest in Service Class shares.

[c]	Formerly known as Van Kampen Emerging Growth.

International Moderate Growth Fund had not commenced operations as of December 31, 2005, therefore, comparable data is not available.

78

		2.00%			1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
Mercury Basic Value V.I. Fund(1)	2005	$1.410722	$1.423778	110,837.974	$1.146425	$1.159303	271,743.124
	2004	$1.295590	$1.410722	111,583.242	$1.050792	$1.146425	284,670.421
	2003	$1.000000	$1.295590	2,036.330	$0.802861	$1.050792	171,659.660
	2002	N/A	N/A	N/A	$1.000000	$0.802861	142,913.370
Mercury Global Allocation V.I Fund(1)	2005	$1.651149	$1.789107	14,148.933	$1.346253	$1.461597	196,650.936
	2004	$1.472516	$1.651149	12,770.117	$1.198247	$1.346253	139,890.818
	2003	$1.000000	$1.472516	1,889.320	$0.801664	$1.198247	18,373.610
	2002	N/A	N/A	N/A	$1.000000	$0.801664	100.000
Mercury High Current Income V.I Fund(1)	2005	$1.232378	$1.226947	0.000	$1.311471	$1.308245	61,684.039
	2004	$1.124189	$1.232378	2,164.705	$1.194000	$1.311471	38,118.208
	2003	$1.000000	$1.124189	2,167.600	$0.948745	$1.194000	37,996.320
	2002	N/A	N/A	N/A	$1.000000	$0.948745	13,615.860
Asset Allocation Conservative Portfolio - Service Class(8)	2005	$1.237538	$1.274130	380,434.994	$1.241621	$1.280824	84,983.776
	2004	$1.153408	$1.237538	453,208.701	$1.154926	$1.241621	51,178.937
	2003	$1.000000	$1.153408	0.000	$1.000000	$1.154926	0.000
Asset Allocation - Growth Portfolio - Service Class(8)	2005	$1.388206	$1.523349	482,246.871	$1.392775	$1.531359	81,933.733
	2004	$1.243201	$1.388206	458,090.766	$1.244833	$1.392775	81,978.349
	2003	$1.000000	$1.243201	0.000	$1.000000	$1.244833	0.000
Asset Allocation - Moderate Portfolio - Service Class(8)	2005	$1.280332	$1.344798	255,226.957	$1.284535	$1.351853	301,867.164
	2004	$1.175252	$1.280332	210,485.166	$1.176789	$1.284535	223,732.703
	2003	$1.000000	$1.175252	0.000	$1.000000	$1.176789	0.000
Asset Allocation - Moderate Growth Portfolio - Service Class(8)	2005	$1.333718	$1.434575	2,012,641.475	$1.338083	$1.442088	387,989.783
	2004	$1.202229	$1.333718	1,427,423.580	$1.203797	$1.338083	270,940.243
	2003	$1.000000	$1.202229	0.000	$1.000000	$1.203797	0.000
American Century International - Service Class(7)	2005	$1.401442	$1.544702	0.000	$1.406046	$1.552796	0.000
	2004	$1.251472	$1.401442	0.000	$1.253116	$1.406046	0.000
	2003	$1.000000	$1.251472	0.000	$1.000000	$1.253116	0.000
American Century Large Company Value - Service Class(7)	2005	$1.367342	$1.391980	0.000	$1.371834	$1.399290	0.000
	2004	$1.227616	$1.367342	0.000	$1.229225	$1.371834	0.000
	2003	$1.000000	$1.227616	0.000	$1.000000	$1.229225	0.000
Capital Guardian Global - Service Class(2)	2005	$1.416204	$1.525977	2,017.616	$1.420834	$1.533955	19,432.883
	2004	$1.306127	$1.416204	2,020.044	$1.307837	$1.420834	8,159.817
	2003	$1.000000	$1.306127	2,022.750	$1.000000	$1.307837	0.000
Capital Guardian U.S. Equity - Service Class(4)	2005	$1.336805	$1.390158	2,022.383	$1.341192	$1.397454	19,423.049
	2004	$1.245365	$1.336805	2,024.814	$1.247007	$1.341192	7,786.628
	2003	$1.000000	$1.245365	2,027.525	$1.000000	$1.247007	0.000
Capital Guardian Value – Service Class(1)	2005	$1.459075	$1.537894	0.000	$1.463879	$1.545974	37,697.459
	2004	$1.278793	$1.459075	0.000	$1.280478	$1.463879	30,060.478
	2003	$1.000000	$1.278793	0.000	$1.000000	$1.280478	0.000
Clarion Global Real Estate Securities - Service Class(8)a	2005	$1.641439	$1.821483	0.000	$1.646832	$1.831065	6,067.117
	2004	$1.263687	$1.641439	0.000	$1.265349	$1.646832	37,732.291
	2003	$1.000000	$1.263687	0.000	$1.000000	$1.265349	0.000
Great Companies AmericaSM - Service Class(7)	2005	$1.155112	$1.173644	0.000	$1.158917	$1.179824	0.000
	2004	$1.161281	$1.155112	0.000	$1.162810	$1.158917	0.000
	2003	$1.000000	$1.161281	0.000	$1.000000	$1.162810	0.000
Great Companies - Technology SM - Service Class (7)	2005	$1.372482	$1.370655	0.000	$1.376983	$1.377844	0.000
	2004	$1.301642	$1.372482	0.000	$1.303343	$1.376983	11,309.215
	2003	$1.000000	$1.301642	0.000	$1.000000	$1.303343	0.000
Janus Growth - Service Class (1)	2005	$1.356330	$1.458821	0.000	$1.360790	$1.466480	31,432.512
	2004	$1.200724	$1.356330	0.000	$1.202306	$1.360790	0.000
	2003	$1.000000	$1.200724	0.000	$1.000000	$1.202306	0.000
Jennison Growth - Service Class(1)	2005	$1.280340	$1.425030	0.000	$1.284548	$1.432514	0.000
	2004	$1.199629	$1.280340	0.000	$1.201203	$1.284548	0.000
	2003	$1.000000	$1.199629	0.000	$1.000000	$1.201203	0.000
J.P. Morgan Enhanced Index - Service Class(1)	2005	$1.315537	$1.331059	0.000	$1.319853	$1.338044	0.000
	2004	$1.212127	$1.315537	0.000	$1.213714	$1.319853	0.000
	2003	$1.000000	$1.212127	0.000	$1.000000	$1.213714	0.000

79

		2.00% (Continued)			1.80% (Continued)
Subaccount	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
Marsico Growth - Service Class(5)b	2005	$1.303691	$1.383158	0.000	$1.307980	$1.390417	0.000
	2004	$1.187046	$1.303691	0.000	$1.188601	$1.307980	0.000
	2003	$1.000000	$1.187046	0.000	$1.000000	$1.188601	0.000
Mercury Large Cap Value - Service Class(5)	2005	$1.451699	$1.647225	0.000	$1.456462	$1.655859	60,625.141
	2004	$1.254934	$1.451699	0.000	$1.256578	$1.456462	22,172.489
	2003	$1.000000	$1.254934	0.000	$1.000000	$1.256578	0.000
MFS High Yield - Service Class(3)	2005	$1.161377	$1.155773	0.000	$1.165192	$1.161857	0.000
	2004	$1.081853	$1.161377	2,211.855	$1.083263	$1.165192	0.000
	2003	$1.000000	$1.081853	2,214.821	$1.000000	$1.083263	0.000
PIMCO Total Return - Service Class(8)	2005	$1.028898	$1.029279	0.000	$1.032300	$1.034705	50,851.029
	2004	$1.007067	$1.028898	0.000	$1.008398	$1.032300	0.000
	2003	$1.000000	$1.007067	0.000	$1.000000	$1.008398	0.000
Salomon All Cap - Service Class(5)	2005	$1.357660	$1.381774	0.000	$1.362113	$1.389017	0.000
	2004	$1.271758	$1.357660	0.000	$1.273418	$1.362113	0.000
	2003	$1.000000	$1.271758	0.000	$1.000000	$1.273418	0.000
Templeton Great Companies Global - Service Class(6)	2005	$1.080456	$1.135930	0.000	$1.081888	$1.139655	0.000
	2004	$1.202376	$1.080456	0.000	$1.203949	$1.081888	0.000
	2003	$1.000000	$1.202376	0.000	$1.000000	$1.203949	0.000
Transamerica Balanced - Service Class(8)	2005	$1.189960	$1.257570	0.000	$1.193854	$1.264158	0.000
	2004	$1.094745	$1.189960	0.000	$1.096176	$1.193854	0.000
	2003	$1.000000	$1.094745	0.000	$1.000000	$1.096176	0.000
Transamerica Convertible Securities - Service Class(8)	2005	$1.274297	$1.293626	1,585.434	$1.278480	$1.300420	2,097.734
	2004	$1.150373	$1.274297	1,597.760	$1.151882	$1.278480	2,112.138
	2003	$1.000000	$1.150373	0.000	$1.000000	$1.151882	0.000
Transamerica Equity - Service Class(5)	2005	$1.368016	$1.559602	0.000	$1.372516	$1.567795	20,091.780
	2004	$1.206930	$1.368016	0.000	$1.208512	$1.372516	23,294.940
	2003	$1.000000	$1.206930	0.000	$1.000000	$1.208512	0.000
Transamerica Growth Opportunities - Service Class(7)	2005	$1.424884	$1.619573	0.000	$1.429566	$1.628076	29,610.946
	2004	$1.247516	$1.424884	0.000	$1.249155	$1.429566	0.000
	2003	$1.000000	$1.247516	0.000	$1.000000	$1.249155	0.000
Transamerica Money Market - Service Class(1)	2005	$0.977921	$0.983994	0.000	$0.981125	$0.989153	0.000
	2004	$0.990061	$0.977921	0.000	$0.991361	$0.981125	0.000
	2003	$1.000000	$0.990061	0.000	$1.000000	$0.991361	0.000
Transamerica U.S. Government Securities - Service Class(1)	2005	$1.001542	$1.001405	0.000	$1.004835	$1.006674	0.000
	2004	$0.992807	$1.001542	0.000	$0.994114	$1.004835	0.000
	2003	$1.000000	$0.992807	0.000	$1.000000	$0.994114	0.000
T. Rowe Price Equity Income - Service Class(1)	2005	$1.362121	$1.386333	34,063.592	$1.366596	$1.393606	36,094.169
	2004	$1.212812	$1.362121	34,290.760	$1.214405	$1.366596	47,762.075
	2003	$1.000000	$1.212812	2,083.513	$1.000000	$1.214405	0.000
T. Rowe Price Growth Stock - Service Class(1)	2005	$1.297785	$1.347434	0.000	$1.302059	$1.354520	32,235.992
	2004	$1.208289	$1.297785	0.000	$1.209875	$1.302059	32,235.992
	2003	$1.000000	$1.208289	0.000	$1.000000	$1.209875	0.000
T. Rowe Price Small Cap - Service Class(5)	2005	$1.433725	$1.551860	2,731.514	$1.438430	$1.559996	41,229.471
	2004	$1.328123	$1.433725	2,752.741	$1.329865	$1.438430	21,038.386
	2003	$1.000000	$1.328123	0.000	$1.000000	$1.329865	0.000
Van Kampen Active International Allocation - Service Class(1)	2005	$1.485104	$1.654255	0.000	$1.489961	$1.662924	28,678.267
	2004	$1.309149	$1.485104	0.000	$1.310854	$1.489961	11,150.201
	2003	$1.000000	$1.309149	0.000	$1.000000	$1.310854	0.000
Van Kampen Large Cap Core - Service Class(1)	2005	$1.265299	$1.353720	0.000	$1.269474	$1.360851	0.000
	2004	$1.146984	$1.265299	0.000	$1.148504	$1.269474	0.000
	2003	$1.000000	$1.146984	0.000	$1.000000	$1.148504	0.000
Van Kampen Mid-Cap Growth - Service Class(7)c	2005	$1.242906	$1.307712	0.000	$1.246984	$1.314576	0.000
	2004	$1.185820	$1.242906	0.000	$1.187376	$1.246984	0.000
	2003	$1.000000	$1.185820	0.000	$1.000000	$1.187376	0.000

80

		2.00% (Continued)			1.80% (Continued)
Subaccount	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
PAM Transamerica U.S. Government Securities - Service Class(9)	2005	$1.001542	$1.001405	0.000	$1.004835	$1.006674	0.000
	2004	$0.992807	$1.001542	0.000	$0.994114	$1.004835	0.000
	2003	$1.000000	$0.992807	0.000	$1.000000	$0.994114	0.000
AIM V.I. Basic Value Fund - Series II Shares(8)	2005	$1.397721	$1.444778	92,855.557	$1.078165	$1.116640	71,475.820
	2004	$1.286328	$1.397721	93,494.494	$0.990290	$1.078165	57,942.710
	2003	$1.000000	$1.286328	0.000	$0.756303	$0.990290	56,539.098
	2002	N/A	N/A	N/A	$1.000000	$0.756303	56,248.742
AIM V.I. Capital Appreciation Fund - Series II Shares(8)	2005	$1.272982	$1.355161	0.000	$1.049046	$1.118962	0.000
	2004	$1.221185	$1.272982	0.000	$1.004374	$1.049046	0.000
	2003	$1.000000	$1.221185	0.000	$0.791459	$1.004374	0.000
	2002	N/A	N/A	N/A	$1.000000	$0.791459	100.000
AllianceBernstein Growth and Income Portfolio - Class B(7)	2005	$1.336441	$1.370533	0.000	$1.114942	$1.145620	159,634.157
	2004	$1.225691	$1.336441	0.000	$1.020536	$1.114942	164,568.837
	2003	$1.000000	$1.225691	0.000	$0.785944	$1.020536	181,692.664
	2002	N/A	N/A	N/A	$1.000000	$0.785944	194,607.233
AllianceBernstein Large Cap Growth Portfolio - Service Class(7)	2005	$1.217098	$1.370428	0.000	$1.007039	$1.136120	10,519.518
	2004	$1.145885	$1.217098	0.000	$0.946253	$1.007039	11,529.775
	2003	$1.000000	$1.145885	0.000	$0.780824	$0.946253	15,735.769
	2002	N/A	N/A	N/A	$1.000000	$0.780824	15,214.538
Janus Aspen - Mid Cap Growth Portfolio - Service Class(6)	2005	$1.478910	$1.624397	0.000	$1.245100	$1.370267	14,689.275
	2004	$1.252179	$1.478910	0.000	$1.052147	$1.245100	42,412.245
	2003	$1.000000	$1.252179	0.000	$0.794771	$1.052147	33,219.886
	2002	N/A	N/A	N/A	$1.000000	$0.794771	18,901.251
Janus Aspen - World Wide Growth Portfolio - Service Shares(6)	2005	$1.266456	$1.310830	0.000	$0.971196	$1.007177	51,757.983
	2004	$1.235897	$1.266456	0.000	$0.945896	$0.971196	54,958.117
	2003	$1.000000	$1.235897	0.000	$0.778551	$0.945896	62,866.501
	2002	N/A	N/A	N/A	$1.000000	$0.778551	59,677.782
MFS New Discovery Series - Service Class(8)	2005	$1.321391	$1.360745	0.000	$1.019281	$1.051684	71,095.318
	2004	$1.269099	$1.321391	0.000	$0.977008	$1.019281	63,078.205
	2003	$1.000000	$1.269099	0.000	$0.745393	$0.977008	44,421.507
	2002	N/A	N/A	N/A	$1.000000	$0.745393	71,839.384
MFS Total Return Series - Service Class(8)	2005	$1.219711	$1.226918	0.000	$1.137939	$1.146906	81,145.111
	2004	$1.120598	$1.219711	0.000	$1.043403	$1.137939	88,343.180
	2003	$1.000000	$1.120598	0.000	$0.915635	$1.043403	0.000
	2002	N/A	N/A	N/A	$1.000000	$0.915635	100.000
Fidelity VIP - Contrafund® Portfolio - Service Class 2(5)	2005	$1.394496	$1.594841	21,726.227	$1.226508	$1.405466	328,546.218
	2004	$1.235210	$1.394496	21,858.065	$1.084281	$1.226508	278,180.708
	2003	$1.000000	$1.235210	2,066.426	$0.861015	$1.084281	198,446.854
	2002	N/A	N/A	N/A	$1.000000	$0.861015	199,373.793
Fidelity - VIP Equity - Income Portfolio - Service Class 2(5)	2005	$1.367371	$1.415316	92,463.116	$1.139689	$1.181956	16,383.193
	2004	$1.253935	$1.367371	93,099.352	$1.043088	$1.139689	16,456.644
	2003	$1.000000	$1.253935	0.000	$0.816627	$1.043088	13,660.363
	2002	N/A	N/A	N/A	$1.000000	$0.816627	3,973.854
Fidelity - VIP Growth Portfolio - Service Class 2(7)	2005	$1.254545	$1.297697	0.000	$0.979170	$1.014833	89,407.871
	2004	$1.240965	$1.254545	0.000	$0.966666	$0.979170	89,514.610
	2003	$1.000000	$1.240965	0.000	$0.742445	$0.966666	88,551.691
	2002	N/A	N/A	N/A	$1.000000	$0.742445	89,946.357
Fidelity - VIP Mid Cap Portfolio - Service Class 2(5)	2005	$1.696510	$1.963029	19,929.940	$1.422355	$1.649015	189,477.353
	2004	$1.388232	$1.696510	18,641.060	$1.161607	$1.422355	176,597.480
	2003	$1.000000	$1.388232	1,996.667	$0.855329	$1.161607	59,884.631
	2002	N/A	N/A	N/A	$1.000000	$0.855329	54,431.908
Fidelity - VIP Value Strategies Portfolio - Service Class 2(8)	2005	$1.644209	$1.651177	20,158.025	$1.290779	$1.298798	81,679.010
	2004	$1.473285	$1.644209	20,286.770	$1.154319	$1.290779	129,553.201
	2003	$1.000000	$1.473285	1,829.389	$0.746720	$1.154319	95,186.562
	2002	N/A	N/A	N/A	$1.000000	$0.746720	76,856.225

81

Subaccount	Year	2.00% (Continued)			1.80% (Continued)
		Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
Asset Allocation Conservative Portfolio - Initial Class(8)	2005	N/A	N/A	N/A	$1.164118	$1.202844	1,478,267.613
	2004	N/A	N/A	N/A	$1.080197	$1.164118	1,507,143.730
	2003	N/A	N/A	N/A	$0.894630	$1.080197	1,530,979.665
	2002	N/A	N/A	N/A	$1.000000	$0.894630	508,044.829
Asset Allocation - Growth Portfolio - Initial Class(8)	2005	N/A	N/A	N/A	$1.157617	$1.276402	98,060.567
	2004	N/A	N/A	N/A	$1.032106	$1.157617	0.000
	2003	N/A	N/A	N/A	$0.803272	$1.032106	0.000
	2002	N/A	N/A	N/A	$1.000000	$0.803272	100.000
Asset Allocation - Moderate Portfolio - Initial Class(8)	2005	N/A	N/A	N/A	$1.162564	$1.227090	3,176,590.498
	2004	N/A	N/A	N/A	$1.062487	$1.162564	3,255,959.367
	2003	N/A	N/A	N/A	$0.866203	$1.062487	3,072,426.130
	2002	N/A	N/A	N/A	$1.000000	$0.866203	1,263,394.755
Asset Allocation - Moderate Growth Portfolio - Initial Class(8)	2005	N/A	N/A	N/A	$1.167152	$1.260212	1,773,582.314
	2004	N/A	N/A	N/A	$1.046470	$1.167152	1,427,450.863
	2003	N/A	N/A	N/A	$0.837699	$1.046470	1,427,453.756
	2002	N/A	N/A	N/A	$1.000000	$0.837699	841,961.184
American Century International - Initial Class(7)	2005	N/A	N/A	N/A	$1.090843	$1.209466	52,906.621
	2004	N/A	N/A	N/A	$0.971224	$1.090843	53,134.752
	2003	N/A	N/A	N/A	$0.789104	$0.971224	59,334.823
	2002	N/A	N/A	N/A	$1.000000	$0.789104	2,995.759
American Century Large Company Value - Initial Class(7)	2005	N/A	N/A	N/A	$1.161983	$1.188816	10,329.693
	2004	N/A	N/A	N/A	$1.038473	$1.161983	10,323.429
	2003	N/A	N/A	N/A	$0.820840	$1.038473	11,860.146
	2002	N/A	N/A	N/A	$1.000000	$0.820840	8,058.796
Capital Guardian Global - Initial Class(2)	2005	N/A	N/A	N/A	$1.186511	$1.284226	68,015.087
	2004	N/A	N/A	N/A	$1.089409	$1.186511	85,859.837
	2003	N/A	N/A	N/A	$0.805929	$1.089409	80,919.483
	2002	N/A	N/A	N/A	$1.000000	$0.805929	47,504.114
Capital Guardian U.S. Equity - Initial Class(14)	2005	N/A	N/A	N/A	$1.141367	$1.191963	72,771.804
	2004	N/A	N/A	N/A	$1.058564	$1.141367	77,799.444
	2003	N/A	N/A	N/A	$0.789456	$1.058564	77,155.962
	2002	N/A	N/A	N/A	$1.000000	$0.789456	23,197.477
Capital Guardian Value - Initial Class(1)	2005	N/A	N/A	N/A	$1.178050	$1.246499	364,414.042
	2004	N/A	N/A	N/A	$1.027645	$1.178050	440,473.455
	2003	N/A	N/A	N/A	$0.777326	$1.027645	446,282.349
	2002	N/A	N/A	N/A	$1.000000	$0.777326	349,949.978
Clarion Global Real Estate Securities - Initial Class(8)a	2005	N/A	N/A	N/A	$1.614316	$1.799524	43,713.740
	2004	N/A	N/A	N/A	$1.236967	$1.614316	51,000.064
	2003	N/A	N/A	N/A	$0.927684	$1.236967	41,529.571
	2002	N/A	N/A	N/A	$1.000000	$0.927684	39,351.376
Great Companies AmericaSM - Initial Class(7)	2005	N/A	N/A	N/A	$1.030368	$1.051469	0.000
	2004	N/A	N/A	N/A	$1.031223	$1.030368	0.000
	2003	N/A	N/A	N/A	$0.842029	$1.031223	0.000
	2002	N/A	N/A	N/A	$1.000000	$0.842029	100.000
Great Companies - Technology SM - Initial Class(7)	2005	N/A	N/A	N/A	$1.120669	$1.123594	12,730.896
	2004	N/A	N/A	N/A	$1.055788	$1.120669	13,709.921
	2003	N/A	N/A	N/A	$0.711979	$1.055788	3,255.178
	2002	N/A	N/A	N/A	$1.000000	$0.711979	3,428.531
Janus Growth - Initial Class(1)	2005	N/A	N/A	N/A	$1.167993	$1.261522	62,187.948
	2004	N/A	N/A	N/A	$1.029231	$1.167993	62,456.095
	2003	N/A	N/A	N/A	$0.793221	$1.029231	62,730.495
	2002	N/A	N/A	N/A	$1.000000	$0.793221	63,075.703

82

Subaccount	Year	2.00% (Continued)			1.80% (Continued)
		Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
Jennison Growth - Initial Class(1)	2005	N/A	N/A	N/A	$1.018303	$1.138277	54,865.683
	2004	N/A	N/A	N/A	$0.949970	$1.018303	106,465.680
	2003	N/A	N/A	N/A	$0.750968	$0.949970	107,149.803
	2002	N/A	N/A	N/A	$1.000000	$0.750968	51,386.028
J.P. Morgan Enhanced Index - Initial Class(1)	2005	N/A	N/A	N/A	$1.105224	$1.123296	16,985.800
	2004	N/A	N/A	N/A	$1.013488	$1.105224	16,903.065
	2003	N/A	N/A	N/A	$0.800129	$1.013488	13,818.044
	2002	N/A	N/A	N/A	$1.000000	$0.800129	4,067.380
Mercury Large Cap Value - Initial Class(5)	2005	N/A	N/A	N/A	$1.196010	$1.362205	2,914.111
	2004	N/A	N/A	N/A	$1.028886	$1.196010	35,442.322
	2003	N/A	N/A	N/A	$0.807044	$1.028886	37,909.787
	2002	N/A	N/A	N/A	$1.000000	$0.807044	30,365.487
MFS High Yield - Initial Class(3)	2005	N/A	N/A	N/A	$1.230186	$1.230410	86,295.061
	2004	N/A	N/A	N/A	$1.140942	$1.230186	107,523.543
	2003	N/A	N/A	N/A	$0.986461	$1.140942	101,696.270
	2002	N/A	N/A	N/A	$1.000000	$0.986461	46,697.718
PIMCO Total Return - Initial Class(8)	2005	N/A	N/A	N/A	$1.109997	$1.115824	334,698.139
	2004	N/A	N/A	N/A	$1.081412	$1.109997	353,224.206
	2003	N/A	N/A	N/A	$1.049414	$1.081412	622,522.000
	2002	N/A	N/A	N/A	$1.000000	$1.049414	159,936.287
Salomon All Cap - Initial Class(5)	2005	N/A	N/A	N/A	$1.090563	$1.115022	41,451.663
	2004	N/A	N/A	N/A	$1.017261	$1.090563	41,626.647
	2003	N/A	N/A	N/A	$0.766218	$1.017261	41,805.997
	2002	N/A	N/A	N/A	$1.000000	$0.766218	42,080.744
Templeton Great Companies Global - Initial Class(6)	2005	N/A	N/A	N/A	$1.101747	$1.163160	0.000
	2004	N/A	N/A	N/A	$1.024683	$1.101747	0.000
	2003	N/A	N/A	N/A	$0.823112	$1.024683	3,106.138
	2002	N/A	N/A	N/A	$1.000000	$0.823112	3,281.658
Transamerica Balanced - Initial Class(8)	2005	N/A	N/A	N/A	$1.145543	$1.214951	0.000
	2004	N/A	N/A	N/A	$1.049179	$1.145543	0.000
	2003	N/A	N/A	N/A	$0.937747	$1.049179	0.000
	2002	N/A	N/A	N/A	$1.000000	$0.937747	100.000
Transamerica Convertible Securities - Initial Class(8)	2005	N/A	N/A	N/A	$1.243721	$1.269236	14,139.916
	2004	N/A	N/A	N/A	$1.118730	$1.243721	15,374.750
	2003	N/A	N/A	N/A	$0.920948	$1.118730	0.000
	2002	N/A	N/A	N/A	$1.000000	$0.920948	100.000
Transamerica Equity - Initial Class(5)	2005	N/A	N/A	N/A	$1.231954	$1.410366	21,449.132
	2004	N/A	N/A	N/A	$1.082997	$1.231954	47,741.407
	2003	N/A	N/A	N/A	$0.840150	$1.082997	2,508.744
	2002	N/A	N/A	N/A	$1.000000	$0.840150	2,713.075
Transamerica Growth Opportunities - Initial Class(7)	2005	N/A	N/A	N/A	$1.166768	$1.332215	106,944.680
	2004	N/A	N/A	N/A	$1.018477	$1.166768	172,467.906
	2003	N/A	N/A	N/A	$0.790161	$1.018477	40,072.533
	2002	N/A	N/A	N/A	$1.000000	$0.790161	31,425.173
Transamerica Money Market - Initial Class(1)	2005	N/A	N/A	N/A	$0.978029	$0.988484	14,067.065
	2004	N/A	N/A	N/A	$0.985767	$0.978029	12,667.881
	2003	N/A	N/A	N/A	$1.000000	$0.985767	167,580.604
Transamerica Small/Mid Cap Value - Initial Class(1)	2005	N/A	N/A	N/A	$1.334121	$1.488323	0.000
	2004	N/A	N/A	N/A	$1.167376	$1.334121	0.000
	2003	N/A	N/A	N/A	$0.622732	$1.167376	3,927.924
	2002	N/A	N/A	N/A	$1.000000	$0.622732	4,114.193
Transamerica U.S. Government Securities - Initial Class(1)	2005	N/A	N/A	N/A	$1.066588	$1.071159	198,493.137
	2004	N/A	N/A	N/A	$1.051191	$1.066588	241,668.820
	2003	N/A	N/A	N/A	$1.039480	$1.051191	233,941.524
	2002	N/A	N/A	N/A	$1.000000	$1.039480	60,796.798

83

Subaccount	Year	2.00% (Continued)			1.80% (Continued)
		Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
T. Rowe Price Equity Income - Service Class(1)	2005	N/A			$1.166444
	2004	N/A	N/A	N/A	$1.034280	$1.166444	39,668.318
	2003	N/A	N/A	N/A	$0.838349	$1.034280	32,909.395
	2002	N/A	N/A	N/A	$1.000000	$0.838349	25,977.359
T. Rowe Price Growth Stock - Initial Class(1)	2005	N/A	N/A	N/A	$1.166444	$1.192950	51,484.971
	2004	N/A	N/A	N/A	$1.034280	$1.166444	39,668.318
	2003	N/A	N/A	N/A	$0.838349	$1.034280	32,909.395
	2002	N/A	N/A	N/A	$1.000000	$0.838349	25,977.359
T. Rowe Price Small Cap - Initial Class(5)	2005	N/A	N/A	N/A	$1.129348	$1.177805	123,857.119
	2004	N/A	N/A	N/A	$1.046575	$1.129348	117,733.262
	2003	N/A	N/A	N/A	$0.814764	$1.046575	130,959.700
	2002	N/A	N/A	N/A	$1.000000	$0.814764	124,134.555
Van Kampen Active International Allocation - Initial Class(1)	2005	N/A	N/A	N/A	$1.108771	$1.204790	60,394.241
	2004	N/A	N/A	N/A	$1.022756	$1.108771	60,368.751
	2003	N/A	N/A	N/A	$0.741544	$1.022756	57,731.549
	2002	N/A	N/A	N/A	$1.000000	$0.741544	32,430.247
Van Kampen Large Cap Core - Initial Class(1)	2005	N/A	N/A	N/A	$1.147593	$1.233494	14,274.567
	2004	N/A	N/A	N/A	$1.036162	$1.147593	14,523.299
	2003	N/A	N/A	N/A	$0.871131	$1.036162	14,450.221
	2002	N/A	N/A	N/A	$1.000000	$0.871131	100.000
Van Kampen Mid-Cap Growth - Initial Class(7)c	2005	N/A	N/A	N/A	$0.956031	$1.010076	74,343.752
	2004	N/A	N/A	N/A	$0.908394	$0.956031	70,325.114
	2003	N/A	N/A	N/A	$0.721570	$0.908394	80,961.183
	2002	N/A	N/A	N/A	$1.000000	$0.721570	83,923.684

(1)	Subaccount Inception Date July 3, 1997.

(2)	Subaccount Inception Date February 2, 1998.

(3)	Subaccount Inception Date June 2, 1998.

(4)	Subaccount Inception Date July 1, 1998.

(5)	Subaccount Inception Date May 1, 2000.

(6)	Subaccount Inception Date October 9, 2000.

(7)	Subaccount Inception Date May 1, 2001.

(8)	Subaccount Inception Date May 1, 2002.

(9)	Subaccount Inception Date November 3, 2003.

[a]	Formerly known as Clarion Real Estate Securities.

[b]	This subaccount was re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 you may only invest in the Initial Class shares. If you purchased your policy on May 1, 2003 or after, you may only invest in Service Class shares.

[c]	Formerly known as Van Kampen Emerging Growth.

International Moderate Growth Fund had not commenced operations as of December 31, 2005, therefore, comparable data is not available.

[THIS SPACE INTENTIONALLY LEFT BLANK]

84

		1.55%			1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
Mercury Basic Value V.I. Fund(1)	2005	$1.777751	$1.802129	18,753,884.041	$1.133713	$1.149824	17,146,964.117
	2004	$1.625432	$1.777751	23,691,418.71	$1.036078	$1.133713	19,357,183.040
	2003	$1.238870	$1.625432	26,597,021.28	$0.789289	$1.036078	20,804,095.56
	2002	$1.529922	$1.238870	24,693,218.73	$0.974232	$0.789289	21,290,852.49
	2001	$1.490353	$1.529922	21,731,118	$1.000000	$0.974232	5,660,560
	2000	$1.343442	$1.490353	16,662,325	N/A	N/A	N/A
	1999	$1.128892	$1.343442	10,438,672	N/A	N/A	N/A
	1998	$1.045149	$1.128892	1,297,001	N/A	N/A	N/A
	1997	$1.000000	$1.045149	1,158,912	N/A	N/A	N/A
Mercury Global Allocation V.I Fund(1)	2005	$0.920462	$1.001774	5,764,734.797	$1.463413	$1.593480	2,359,206.504
	2004	$0.817240	$0.920462	4,515,474.422	$1.298684	$1.463413	1,082,580.856
	2003	$0.545416	$0.817240	2,898,028.71	$0.866302	$1.298684	185,874.59
	2002	$0.617096	$0.545416	2,748,523.39	$0.979662	$0.866302	274,539.45
	2001	$0.617641	$0.617096	3,033,872	$1.000000	$0.979662	12,317
	2000	$0.879578	$0.617641	3,224,333	N/A	N/A	N/A
	1999	$0.540808	$0.879578	1,905,289	N/A	N/A	N/A
	1998	$0.776036	$0.540808	265,187	N/A	N/A	N/A
	1997	$1.000000	$0.776036	731,215	N/A	N/A	N/A
Mercury High Current Income V.I Fund(1)	2005	$1.303978	$1.303966	3,276,525.455	$1.317778	$1.318414	3,483,869.392
	2004	$1.184254	$1.303978	5,620,423.808	$1.196202	$1.317778	3,816,497.436
	2003	$0.938684	$1.184254	7,054,349.27	$0.947694	$1.196202	4,487,773.11
	2002	$0.967404	$0.938684	7,447,044.59	$0.976210	$0.947694	4,966,444.28
	2001	$0.944562	$0.967404	7,172,876	$1.000000	$0.976210	1,264,608
	2000	$1.032293	$0.944562	6,658,698	N/A	N/A	N/A
	1999	$0.991602	$1.032293	6,868,041	N/A	N/A	N/A
	1998	$1.036753	$0.991602	1,798,461	N/A	N/A	N/A
	1997	$1.000000	$1.036753	1,515,275	N/A	N/A	N/A
Asset Allocation Conservative Portfolio - Service Class(8)	2005	N/A	N/A	N/A	$1.247755	$1.290949	159,368.575
	2004	N/A	N/A	N/A	$1.157202	$1.247755	159,420.072
	2003	N/A	N/A	N/A	$1.000000	$1.157202	66,248.352
Asset Allocation - Growth Portfolio - Service Class(8)	2005	N/A	N/A	N/A	$1.399649	$1.543443	951,310.220
	2004	N/A	N/A	N/A	$1.247283	$1.399649	892,244.809
	2003	N/A	N/A	N/A	$1.000000	$1.247283	24,527.359
Asset Allocation - Moderate Portfolio - Service Class(8)	2005	N/A	N/A	N/A	$1.290878	$1.362531	1,443,243.080
	2004	N/A	N/A	N/A	$1.179114	$1.290878	729,329.497
	2003	N/A	N/A	N/A	$1.000000	$1.179114	9,516.278
Asset Allocation - Moderate Growth Portfolio - Service Class(8)	2005	N/A	N/A	N/A	$1.344702	$1.453499	2,769,397.610
	2004	N/A	N/A	N/A	$1.206176	$1.344702	941,712.958
	2003	N/A	N/A	N/A	$1.000000	$1.206176	108,085.568
American Century International - Service Class(7)	2005	N/A	N/A	N/A	$1.412998	$1.565082	65,874.950
	2004	N/A	N/A	N/A	$1.255588	$1.412998	0.000
	2003	N/A	N/A	N/A	$1.000000	$1.255588	0.000
American Century Large Company Value - Service Class(7)	2005	N/A	N/A	N/A	$1.378605	$1.410333	0.000
	2004	N/A	N/A	N/A	$1.231649	$1.378605	0.000
	2003	N/A	N/A	N/A	$1.000000	$1.231649	0.000
Capital Guardian Global - Service Class(2)	2005	N/A	N/A	N/A	$1.427847	$1.546069	34,183.652
	2004	N/A	N/A	N/A	$1.310414	$1.427847	5,715.390
	2003	N/A	N/A	N/A	$1.000000	$1.310414	0.000
Capital Guardian U.S. Equity - Service Class(4)	2005	N/A	N/A	N/A	$1.347820	$1.408489	39,614.071
	2004	N/A	N/A	N/A	$1.249463	$1.347820	10,177.988
	2003	N/A	N/A	N/A	$1.000000	$1.249463	4,672.271
Capital Guardian Value - Service Class(1)	2005	N/A	N/A	N/A	$1.471108	$1.558191	35,886.838
	2004	N/A	N/A	N/A	$1.283000	$1.471108	9,531.133
	2003	N/A	N/A	N/A	$1.000000	$1.283000	4,565.464
Clarion Global Real Estate Securities - Service Class(8)a	2005	N/A	N/A	N/A	$1.654962	$1.845522	0.000
	2004	N/A	N/A	N/A	$1.267846	$1.654962	0.000
	2003	N/A	N/A	N/A	$1.000000	$1.267846	0.000

85

		1.55% (Continued)			1.50% (Continued)
Subaccount	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
Great Companies AmericaSM - Service Class(7)	2005	N/A	N/A	N/A	$1.164645	$1.189140	0.000
	2004	N/A	N/A	N/A	$1.165111	$1.164645	0.000
	2003	N/A	N/A	N/A	$1.000000	$1.165111	0.000
Great Companies - Technology SM - Service Class (7)	2005	N/A	N/A	N/A	$1.383791	$1.388739	0.000
	2004	N/A	N/A	N/A	$1.305914	$1.383791	0.000
	2003	N/A	N/A	N/A	$1.000000	$1.305914	0.000
Janus Growth - Service Class(1)	2005	N/A	N/A	N/A	$1.367513	$1.478069	0.000
	2004	N/A	N/A	N/A	$1.204678	$1.367513	0.000
	2003	N/A	N/A	N/A	$1.000000	$1.204678	0.000
Jennison Growth - Service Class(1)	2005	N/A	N/A	N/A	$1.290888	$1.443829	0.000
	2004	N/A	N/A	N/A	$1.203574	$1.290888	0.000
	2003	N/A	N/A	N/A	$1.000000	$1.203574	0.000
J.P. Morgan Enhanced Index - Service Class(1)	2005	N/A	N/A	N/A	$1.326377	$1.348625	0.000
	2004	N/A	N/A	N/A	$1.216104	$1.326377	0.000
	2003	N/A	N/A	N/A	$1.000000	$1.216104	0.000
Marsico Growth - Service Class(5)b	2005	N/A	N/A	N/A	$1.314431	$1.401400	5,398.434
	2004	N/A	N/A	N/A	$1.190949	$1.314431	5,664.412
	2003	N/A	N/A	N/A	$1.000000	$1.190949	0.000
Mercury Large Cap Value - Service Class(5)	2005	N/A	N/A	N/A	$1.463652	$1.668938	0.000
	2004	N/A	N/A	N/A	$1.259049	$1.463652	0.000
	2003	N/A	N/A	N/A	$1.000000	$1.259049	0.000
MFS High Yield - Service Class(3)	2005	N/A	N/A	N/A	$1.170941	$1.171024	5,992.576
	2004	N/A	N/A	N/A	$1.085403	$1.170941	6,216.018
	2003	N/A	N/A	N/A	$1.000000	$1.085403	0.000
PIMCO Total Return - Service Class(8)	2005	N/A	N/A	N/A	$1.037408	$1.042889	11,995.343
	2004	N/A	N/A	N/A	$1.010392	$1.037408	12,105.266
	2003	N/A	N/A	N/A	$1.000000	$1.010392	4,955.470
Salomon All Cap - Service Class(5)	2005	N/A	N/A	N/A	$1.368850	$1.399998	0.000
	2004	N/A	N/A	N/A	$1.275932	$1.368850	0.000
	2003	N/A	N/A	N/A	$1.000000	$1.275932	0.000
Templeton Great Companies Global - Service Class(6)	2005	N/A	N/A	N/A	$1.084034	$1.145276	0.000
	2004	N/A	N/A	N/A	$1.206334	$1.084034	0.000
	2003	N/A	N/A	N/A	$1.000000	$1.206334	0.000
Transamerica Balanced - Service Class(8)	2005	N/A	N/A	N/A	$1.199769	$1.274168	0.000
	2004	N/A	N/A	N/A	$1.098349	$1.199769	0.000
	2003	N/A	N/A	N/A	$1.000000	$1.098349	0.000
Transamerica Convertible Securities - Service Class(8)	2005	N/A	N/A	N/A	$1.284802	$1.310709	3,553.589
	2004	N/A	N/A	N/A	$1.154157	$1.284802	3,483.911
	2003	N/A	N/A	N/A	$1.000000	$1.154157	3,573.913
Transamerica Equity - Service Class(5)	2005	N/A	N/A	N/A	$1.379279	$1.580157	0.000
	2004	N/A	N/A	N/A	$1.210890	$1.379279	0.000
	2003	N/A	N/A	N/A	$1.000000	$1.210890	0.000
Transamerica Growth Opportunities - Service Class(7)	2005	N/A	N/A	N/A	$1.436639	$1.640955	0.000
	2004	N/A	N/A	N/A	$1.251624	$1.436639	0.000
	2003	N/A	N/A	N/A	$1.000000	$1.251624	0.000
Transamerica Money Market - Service Class(1)	2005	N/A	N/A	N/A	$0.985977	$0.996971	0.000
	2004	N/A	N/A	N/A	$0.993319	$0.985977	0.000
	2003	N/A	N/A	N/A	$1.000000	$0.993319	0.000
Transamerica U.S. Government Securities - Service Class(1)	2005	N/A	N/A	N/A	$1.009806	$1.014639	4,263.521
	2004	N/A	N/A	N/A	$0.996080	$1.009806	4,206.987
	2003	N/A	N/A	N/A	$1.000000	$0.996080	3,695.679
T. Rowe Price Equity Income - Service Class(1)	2005	N/A	N/A	N/A	$1.373349	$1.404622	106,423.514
	2004	N/A	N/A	N/A	$1.216801	$1.373349	12,438.748
	2003	N/A	N/A	N/A	$1.000000	$1.216801	0.000
T. Rowe Price Growth Stock - Service Class(1)	2005	N/A	N/A	N/A	$1.308482	$1.365208	0.000
	2004	N/A	N/A	N/A	$1.212252	$1.308482	0.000
	2003	N/A	N/A	N/A	$1.000000	$1.212252	0.000

86

		1.55% (Continued)			1.50% (Continued)
Subaccount	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
T. Rowe Price Small Cap - Service Class(5)	2005	N/A	N/A	N/A	$1.445530	$1.572316	72,615.070
	2004	N/A	N/A	N/A	$1.332482	$1.445530	9,386.987
	2003	N/A	N/A	N/A	$1.000000	$1.332482	0.000
Van Kampen Active International Allocation - Service Class(1)	2005	N/A	N/A	N/A	$1.497321	$1.676063	78,921.124
	2004	N/A	N/A	N/A	$1.313437	$1.497321	18,225.107
	2003	N/A	N/A	N/A	$1.000000	$1.313437	0.000
Van Kampen Large Cap Core - Service Class(1)	2005	N/A	N/A	N/A	$1.275740	$1.371602	0.000
	2004	N/A	N/A	N/A	$1.150762	$1.275740	0.000
	2003	N/A	N/A	N/A	$1.000000	$1.150762	0.000
Van Kampen Mid-Cap Growth - Service Class(7)c	2005	N/A	N/A	N/A	$1.253128	$1.324940	0.000
	2004	N/A	N/A	N/A	$1.189709	$1.253128	0.000
	2003	N/A	N/A	N/A	$1.000000	$1.189709	0.000
PAM Transamerica U.S. Government Securities - Service Class(9)	2005	$1.023764	$1.028154	0.000	$1.009806	$1.014639	0.000
	2004	$1.010345	$1.023764	0.000	$0.996080	$1.009806	0.000
	2003	$1.000000	$1.010345	0.000	$1.000000	$0.996080	0.000
AIM V.I. Basic Value Fund - Series II Shares (1)	2005	$1.085273	$1.126766	2,434,617.297	$1.086700	$1.128805	286,122.051
	2004	$0.994356	$1.085273	3,186,907.646	$0.995176	$1.086700	332,415.899
	2003	$0.757548	$0.994356	3,324,054.503	$0.757796	$0.995176	336,993.410
	2002	$1.000000	$0.757548	1,870,371.583	$1.000000	$0.757796	336,195.755
AIM V.I. Capital Appreciation Fund - Series II Shares(8)	2005	$1.055944	$1.129078	693,034.611	$1.057344	$1.131131	2,035.798
	2004	$1.008489	$1.055944	693,305.118	$1.009328	$1.057344	2,130.380
	2003	$0.792764	$1.008489	715,142.032	$0.793030	$1.009328	2,138.662
	2002	$1.000000	$0.792764	416,751.682	$1.000000	$0.793030	2,219.977
AllianceBernstein Growth and Income Portfolio - Class B(7)	2005	$1.009478	$1.039808	4,065,854.372	$1.011301	$1.042190	9,769,163.197
	2004	$0.921732	$1.009478	4,659,702.191	$0.922939	$1.011301	11,007,402.927
	2003	$0.708109	$0.921732	5,360,902.653	$0.708682	$0.922939	12,521,504.361
	2002	$0.925071	$0.708109	4,511,558.686	$0.925362	$0.708682	12,688,258.682
	2001	$1.000000	$0.925071	1,547,290	$1.000000	$0.925362	3,906,861
AllianceBernstein Large Cap Growth Portfolio – Class B(7)	2005	$0.754200	$0.852963	3,023,206.782	$0.755575	$0.854933	6,135,678.144
	2004	$0.706925	$0.754200	3,713,818.190	$0.707865	$0.755575	7,363,001.325
	2003	$0.581903	$0.706925	3,778,456.254	$0.582390	$0.707865	9,029,956.193
	2002	$0.854462	$0.581903	3,041,287.375	$0.854751	$0.582390	9,625,844.710
	2001	$1.000000	$0.854462	788,107	$1.000000	$0.854751	3,679,437
Janus Aspen - Mid Cap Growth Portfolio - Service Shares(6)	2005	$0.489306	$0.539817	3,931,860.010	$0.858123	$0.947165	1,147,033.274
	2004	$0.412456	$0.489306	4,466,939.732	$0.722993	$0.858123	1,152,261.897
	2003	$0.310792	$0.412456	4,536,033.799	$0.544519	$0.722993	1,192,763.405
	2002	$0.439076	$0.310792	3,784,887.866	$0.768907	$0.544519	1,137,253.648
	2001	$0.738193	$0.439076	2,674,931	$1.000000	$0.768907	442,221
	2000	$1.000000	$0.738193	104,844	N/A	N/A	N/A
Janus Aspen - Mid Cap Value Portfolio - Service Shares(6)	2005	$1.095813	$1.187087	694,276.784	$1.102842	$1.195287	528,610.185
	2004	$0.944696	$1.095813	973,068.196	$0.950284	$1.102842	537,254.866
	2003	$0.679339	$0.944696	1,083,105.574	$0.683026	$0.950284	671,077.194
	2002	$0.900877	$0.679339	1,262,051.972	$0.905322	$0.683026	687,578.182
	2001	$0.998590	$0.900877	1,850,064	$1.000000	$0.905322	311,593
	2000	$1.000000	$0.998590	213,764	N/A	N/A	N/A
Janus Aspen -World Wide Growth Portfolio - Service Shares(6)	2005	$0.620178	$0.644742	5,922,573.498	$0.767566	$0.798359	3,731,469.931
	2004	$0.602539	$0.620178	6,761,623.983	$0.745357	$0.767566	4,572,302.194
	2003	$0.494711	$0.602539	6,964,328.742	$0.611673	$0.745357	4,742,808.262
	2002	$0.676228	$0.494711	6,124,643.231	$0.835708	$0.611673	4,900,485.942
	2001	$0.887518	$0.676228	3,551,635	$1.000000	$0.835708	905,717
	2000	$1.000000	$0.887518	828,954	N/A	N/A	N/A
MFS New Discovery Series - Service Class(8)	2005	$1.025998	$1.061215	955,997.681	$1.027353	$1.063134	531,332.102
	2004	$0.981034	$1.025998	1,005,043.409	$0.981842	$1.027353	531,685.053
	2003	$0.746621	$0.981034	1,137,845.306	$0.746874	$0.981842	218,708.450
	2002	$1.000000	$0.746621	835,941.655	$1.000000	$0.746874	212,762.865
MFS Total Return Series - Service Class(8)	2005	$1.145445	$1.157309	3,216,295.674	$1.146954	$1.159404	896,363.245
	2004	$1.047708	$1.145445	3,312,532.452	$1.048576	$1.146954	725,433.060
	2003	$0.917149	$1.047708	3,660,724.684	$0.917454	$1.048576	744,857.360
	2002	$1.000000	$0.917149	1,921,221.751	$1.000000	$0.917454	127,863.986

87

Subaccount	Year	1.55% (Continued)			1.50% (Continued)
		Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
Fidelity VIP - Contrafund® Portfolio - Service Class 2(5)	2005	$1.012189	$1.162724	13,469,639.648	$1.206785	$1.386943	5,070,423.263
	2004	$0.892604	$1.012189	12,822,839.581	$1.063687	$1.206785	4,348,803.733
	2003	$0.707070	$0.892604	13,602,836.102	$0.842179	$1.063687	4,532,815.133
	2002	$0.794319	$0.707070	11,183,883.877	$0.945641	$0.842179	4,844,258.462
	2001	$0.921627	$0.794319	6,637,033	$1.000000	$0.945641	822,650
	2000	$1.000000	$0.921627	4,510,157	N/A	N/A	N/A
Fidelity -VIP Equity- Income Portfolio - Service Class 2(5)	2005	$1.156611	$1.202448	5,892,175.323	$1.072770	$1.115838	3,467,132.912
	2004	$1.055967	$1.156611	7,260,547.807	$0.978943	$1.072770	3,825,212.890
	2003	$0.824682	$1.055967	8,089,364.399	$0.764145	$0.978943	4,570,746.691
	2002	$1.010868	$0.824682	6,616,423.073	$0.936205	$0.764145	4,902,332.257
	2001	$1.083236	$1.010868	5,081,018	$1.000000	$0.936205	772,920
	2000	$1.000000	$1.083236	909,008	N/A	N/A	N/A
Fidelity -VIP Growth Portfolio - Service Class 2(7)	2005	$0.788705	$0.819443	2,794,354.912	$0.790140	$0.821333	1,575,653.056
	2004	$0.776712	$0.788705	3,413,780.389	$0.777739	$0.790140	1,709,091.058
	2003	$0.595094	$0.776712	3,513,705.085	$0.595582	$0.777739	1,922,687.479
	2002	$0.867001	$0.595094	2,431,170.446	$0.867285	$0.595582	2,096,198.447
	2001	$1.000000	$0.867001	98,546	$1.000000	$0.867285	129,497
Fidelity –VIP Growth Opportunities Portfolio - Service Class 2(5)	2005	$0.733732	$0.785264	626,246.281	$0.940705	$1.007259	641,450.922
	2004	$0.697106	$0.733732	808,362.136	$0.893302	$0.940705	657,998.134
	2003	$0.547049	$0.697106	1,061,261.957	$0.700666	$0.893302	682,666.686
	2002	$0.712295	$0.547049	1,087,809.380	$0.911864	$0.700666	687,318.356
	2001	$0.847487	$0.712295	1,210,081	$1.000000	$0.911864	140,247
	2000	$1.000000	$0.847487	622,698	N/A	N/A	N/A
Fidelity -VIP Mid Cap Portfolio - Service Class 2(5)	2005	$1.566373	$1.820440	13,164,695.824	$1.523667	$1.771680	7,562,674.229
	2004	$1.276074	$1.566373	15,280,654.313	$1.240664	$1.523667	8,317,373.280
	2003	$0.937298	$1.276074	15,150,301.371	$0.910846	$1.240664	8,869,113.496
	2002	$1.057890	$0.937298	12,269,340.975	$1.027526	$0.910846	9,218,552.466
	2001	$1.113532	$1.057890	8,545,970	$1.000000	$1.027526	1,382,069
	2000	$1.000000	$1.113532	5,747,229	N/A	N/A	N/A
Fidelity -VIP Value Strategies Portfolio - Service Class 2(8)	2005	$1.299278	$1.310560	5,250,761.075	$1.300991	$1.312926	1,012,422.290
	2004	$1.159068	$1.299278	6,039,065.480	$1.160021	$1.300991	1,048,118.630
	2003	$0.747954	$1.159068	5,538,914.464	$0.748203	$1.160021	1,122,113.872
	2002	$1.000000	$0.747954	3,869,610.611	$1.000000	$0.748203	671,592.326
Asset Allocation Conservative Portfolio - Initial Class(8)	2005	$1.171794	$1.213762	9,556,575.980	$1.173316	$1.215924	2,606,597.748
	2004	$1.084641	$1.171794	10,036,153.309	$1.085524	$1.173316	2,218,469.666
	2003	$0.896108	$1.084641	10,695,411.266	$0.896399	$1.085524	3,376,436.210
	2002	$1.000000	$0.896108	6,071,546.046	$1.000000	$0.896399	2,439,102.376
Asset Allocation - Growth Portfolio - Initial Class(8)	2005	$1.165251	$1.287977	23,593,866.180	$1.166804	$1.290319	9,433,183.323
	2004	$1.036347	$1.165251	20,311,908.659	$1.037216	$1.166804	6,535,597.221
	2003	$0.804600	$1.036347	14,512,985.277	$0.804872	$1.037216	3,177,122.801
	2002	$1.000000	$0.804600	5,752,867.365	$1.000000	$0.804872	917,911.627
Asset Allocation - Moderate Portfolio - Initial Class(8)	2005	$1.170234	$1.238214	42,500,444.087	$1.171796	$1.240469	10,500,592.790
	2004	$1.066862	$1.170234	43,001,534.108	$1.067759	$1.171796	10,751,886.289
	2003	$0.867636	$1.066862	40,301,986.726	$0.867926	$1.067759	9,184,011.162
	2002	$1.000000	$0.867636	21,499,993.690	$1.000000	$0.867926	4,162,768.106
Asset Allocation - Moderate Growth Portfolio - Initial Class(8)	2005	$1.174845	$1.271629	46,168,252.635	$1.176374	$1.273905	16,731,832.806
	2004	$1.050773	$1.174845	43,833,869.615	$1.051623	$1.176374	16,076,973.237
	2003	$0.839081	$1.050773	38,181,055.594	$0.839352	$1.051623	9,492,268.349
	2002	$1.000000	$0.839081	15,466,859.953	$1.000000	$0.839352	5,121,527.221
American Century International - Initial Class(7)	2005	$0.887981	$0.986968	5,293,965.767	$0.889551	$0.989186	3,492,441.790
	2004	$0.788649	$0.887981	5,042,518.715	$0.789661	$0.889551	3,304,525.609
	2003	$0.639197	$0.788649	5,135,915.887	$0.639710	$0.789661	3,423,225.647
	2002	$0.832379	$0.639197	2,029,067.432	$0.832651	$0.639710	1,640,627.045
	2001	$1.000000	$0.832379	247,487	$1.000000	$0.832651	447,656
American Century Large Company Value - Initial Class(7)	2005	$1.059628	$1.086762	2,414,396.208	$1.061536	$1.089252	2,723,035.566
	2004	$0.944663	$1.059628	2,686,541.209	$0.945896	$1.061536	3,250,057.467
	2003	$0.744847	$0.944663	2,712,573.146	$0.745459	$0.945896	3,456,355.680
	2002	$0.938285	$0.744847	1,482,431.733	$0.938589	$0.745459	3,455,257.516
	2001	$1.000000	$0.938285	208,994	$1.000000	$0.938589	762,020

88

Subaccount	Year	1.55% (Continued)			1.50% (Continued)
		Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
Capital Guardian Global - Initial Class(2)	2005	$1.319244	$1.431376	7,775,580.870	$1.026003	$1.113756	3,312,362.127
	2004	$1.208296	$1.319244	9,067,953.089	$0.939246	$1.026003	3,022,917.061
	2003	$0.891692	$1.208296	9,159,422.215	$0.692795	$0.939246	2,664,992.948
	2002	$1.125133	$0.891692	7,287,565.611	$0.873737	$0.692795	2,721,197.863
	2001	$1.274775	$1.125133	5,780,013	$1.000000	$0.873737	671,710
	2000	$1.530432	$1.274775	7,037,105	N/A	N/A	N/A
	1999	$1.052609	$1.530432	3,024,269	N/A	N/A	N/A
	1998	$1.000000	$1.052609	282,425	N/A	N/A	N/A
Capital Guardian U.S. Equity - Initial Class(4)	2005	$0.917337	$0.960354	12,325,335.724	$1.030167	$1.078999	4,793,826.060
	2004	$0.848695	$0.917337	14,870,855.654	$0.952610	$1.030167	5,969,411.781
	2003	$0.631386	$0.848695	15,835,291.933	$0.708345	$0.952610	6,920,626.625
	2002	$0.841423	$0.631386	13,153,319.397	$0.943517	$0.708345	8,023,043.680
	2001	$0.884476	$0.841423	9,543,491	$1.000000	$0.943517	1,437,265
	2000	$0.962537	$0.884476	8,162,728	N/A	N/A	N/A
	1999	$1.121334	$0.962537	1,693,186	N/A	N/A	N/A
	1998	$1.000000	$1.121334	662,269	N/A	N/A	N/A
Capital Guardian Value - Initial Class(1)	2005	$2.736747	$2.902870	5,661,705.007	$1.216717	$1.291202	8,402,524.577
	2004	$2.381469	$2.736747	7,627,868.496	$1.058244	$1.216717	9,347,493.563
	2003	$1.796955	$2.381469	8,573,143.731	$0.798116	$1.058244	10,398,947.386
	2002	$2.301129	$1.796955	7,770,625.647	$1.021548	$0.798116	11,125,076.103
	2001	$2.191524	$2.301129	6,117,280	$1.000000	$1.021548	2,162,902
	2000	$2.107887	$2.191524	4,297,703	N/A	N/A	N/A
	1999	$2.212928	$2.107887	4,454,289	N/A	N/A	N/A
	1998	$2.084599	$2.212928	504,438	N/A	N/A	N/A
	1997	$1.951455	$2.084599	695,792	N/A	N/A	N/A
Clarion Global Real Estate Securities - Initial Class(8)a	2005	$1.624970	$1.815856	2,528,130.678	$1.627102	$1.819127	725,835.112
	2004	$1.242059	$1.624970	2,800,769.750	$1.243075	$1.627102	460,576.823
	2003	$0.929213	$1.242059	2,476,229.792	$0.929516	$1.243075	328,922.630
	2002	$1.000000	$0.929213	1,347,082.981	$1.000000	$0.929516	163,850.140
Great Companies AmericaSM - Initial Class(7)	2005	$0.943194	$0.964876	1,326,845.184	$0.944912	$0.967111	1,217,602.983
	2004	$0.941652	$0.943194	1,571,677.022	$0.942896	$0.944912	1,260,844.562
	2003	$0.767017	$0.941652	1,730,509.481	$0.767645	$0.942896	1,487,139.963
	2002	$0.982103	$0.767017	1,109,732.781	$0.982426	$0.767645	1,472,638.333
	2001	$1.000000	$0.982103	43,719	$1.000000	$0.982426	212,243
Great Companies - Technology SM - Initial Class (7)	2005	$0.745263	$0.749053	1,846,555.710	$0.746619	$0.750778	906,047.383
	2004	$0.700395	$0.745263	2,233,575.764	$0.701312	$0.746619	976,204.787
	2003	$0.471165	$0.700395	1,569,685.989	$0.471553	$0.701312	945,510.385
	2002	$0.773226	$0.471165	560,109.738	$0.773485	$0.471553	1,045,932.260
	2001	$1.000000	$0.773226	119,793	$1.000000	$0.773485	755,978
Janus Growth - Initial Class (1)	2005	$24.592946	$26.627425	921,713.116	$0.792614	$0.858611	1,940,670.632
	2004	$21.617837	$24.592946	1,197,589.886	$0.696389	$0.792614	2,443,598.873
	2003	$16.619804	$21.617837	1,500,101.177	$0.535125	$0.696389	2,884,576.557
	2002	$24.337456	$16.619804	1,733,685.918	$0.783225	$0.535125	2,908,448.523
	2001	$34.675805	$24.337456	2,077,975	$1.000000	$0.783225	1,204,143
	2000	$49.870147	$34.675805	2,262,590	N/A	N/A	N/A
	1999	$31.898334	$49.870147	1,363,437	N/A	N/A	N/A
	1998	$19.650673	$31.898334	90,918	N/A	N/A	N/A
	1997	$19.367467	$19.650673	134,839	N/A	N/A	N/A
Jennison Growth - Initial Class(1)	2005	$0.801947	$0.898633	1,820,726.718	$0.811233	$0.909482	500,968.825
	2004	$0.746296	$0.801947	3,355,876.250	$0.754556	$0.811233	482,537.288
	2003	$0.588518	$0.746296	4,335,633.049	$0.594744	$0.754556	639,468.571
	2002	$0.862941	$0.588518	4,580,619.831	$0.871639	$0.594744	585,718.458
	2001	$1.075994	$0.862941	4,714,116	$1.000000	$0.871639	219,450
	2000	$1.235669	$1.075944	4,751,270	N/A	N/A	N/A
	1999	$1.200101	$1.235669	4,272,750	N/A	N/A	N/A
	1998	$1.156145	$1.200101	602,380	N/A	N/A	N/A
	1997	$1.103566	$1.156145	823,036	N/A	N/A	N/A

89

Subaccount	Year	1.55% (Continued)			1.50% (Continued)
		Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
J.P. Morgan Enhanced Index - Initial Class(1)	2005	$1.435440	$1.462496	11,871,053.672	$0.926556	$0.944481	3,704,341.060
	2004	$1.313067	$1.435440	16,778,255.055	$0.847147	$0.926556	4,599,133.629
	2003	$1.034093	$1.313067	20,419,758.264	$0.666840	$0.847147	5,536,393.690
	2002	$1.392606	$1.034093	20,700,578.595	$0.897581	$0.666840	5,570,474.418
	2001	$1.606831	$1.392606	21,332,083	$1.000000	$0.897581	1,417,532
	2000	$1.831774	$1.606831	20,897,589	N/A	N/A	N/A
	1999	$1.577775	$1.831774	15,093,778	N/A	N/A	N/A
	1998	$1.216754	$1.577775	972,108.717	N/A	N/A	N/A
	1997	$1.140312	$1.216754	842,854.350	N/A	N/A	N/A
Marsico Growth - Initial Class(5)b	2005	$0.775852	$0.829621	6,012,548.881	$0.886160	$0.948046	3,947,850.310
	2004	$0.701926	$0.775852	4,591,639.426	$0.801328	$0.886160	3,086,478.901
	2003	$0.564189	$0.701926	4,394,553.163	$0.643764	$0.801328	2,187,494.282
	2002	$0.774069	$0.564189	2,631,351.198	$0.882806	$0.643764	2,077,966.045
	2001	$0.915132	$0.774069	3,296,247	$1.000000	$0.882806	622,346
	2000	$1.000000	$0.915132	765,188	N/A	N/A	N/A
Mercury Large Cap Value - Initial Class(5)	2005	$1.314713	$1.501085	5,357,306.508	$1.188561	$1.357712	2,243,028.318
	2004	$1.128224	$1.314713	4,592,200.886	$1.019460	$1.188561	1,955,690.889
	2003	$0.882787	$1.128224	4,452,337.003	$0.797294	$1.019460	2,495,609.139
	2002	$1.044981	$0.882787	3,739,322.471	$0.943312	$0.797294	2,414,680.024
	2001	$1.080814	$1.044981	1,908,615	$1.000000	$0.943312	610,003
	2000	$1.000000	$1.080814	287,585	N/A	N/A	N/A
MFS High Yield - Initial Class(3)	2005	$1.202886	$1.206061	7,190,212.293	$1.234958	$1.238819	2,170,835.906
	2004	$1.112877	$1.202886	8,902,988.053	$1.141982	$1.234958	2,755,004.954
	2003	$0.959844	$1.112877	9,898,593.016	$0.984455	$1.141982	3,283,666.532
	2002	$0.954934	$0.959844	6,993,926.637	$0.978934	$0.984455	3,021,461.988
	2001	$0.934479	$0.954934	5,519,310	$1.000000	$0.978934	831,748
	2000	$1.000739	$0.934479	3,696,972	N/A	N/A	N/A
	1999	$0.961203	$1.000739	2,298,662	N/A	N/A	N/A
	1998	$1.000000	$0.961203	121,412	N/A	N/A	N/A
PIMCO Total Return - Initial Class(8)	2005	$1.117299	$1.125921	16,976,773.321	$1.118783	$1.127971	5,070,725.375
	2004	$1.085852	$1.117299	17,034,835.261	$1.086753	$1.118783	4,561,571.717
	2003	$1.051137	$1.085852	16,988,749.824	$1.051492	$1.086753	4,151,940.865
	2002	$1.000000	$1.051137	10,488,619.479	$1.000000	$1.051492	2,927,728.232
Salomon All Cap - Initial Class(5)	2005	$1.099598	$1.127017	8,960,886.522	$1.003098	$1.028611	8,471,337.790
	2004	$1.023166	$1.099598	11,054,496.935	$0.932913	$1.003098	9,710,356.788
	2003	$0.768775	$1.023166	12,888,002.386	$0.700615	$0.932913	10,528,778.316
	2002	$1.036993	$0.768775	11,401,615.203	$0.944579	$0.700615	10,991,747.438
	2001	$1.031639	$1.036993	7,918,126	$1.000000	$0.944579	2,311,489
	2000	$1.000000	$1.031639	2,112,476	N/A	N/A	N/A
Templeton Great Companies Global - Initial Class(6)	2005	$0.560767	$0.593475	3,740,431.166	$0.958284	$1.014684	711,547.796
	2004	$0.750221	$0.560767	3,876,861.637	$0.888634	$0.958284	666,801.722
	2003	$0.601160	$0.750221	957,750.600	$0.711719	$0.888634	338,445.004
	2002	$0.777811	$0.601160	601,213.507	$0.920387	$0.711719	409,997.822
	2001	$0.949871	$0.777811	362,837	$1.000000	$0.920387	128,657
	2000	$1.000000	$0.949871	41,449	N/A	N/A	N/A
Transamerica Balanced - Initial Class(8)	2005	$1.153085	$1.225959	748,674.512	$1.154600	$1.228162	117,247.339
	2004	$1.053487	$1.153085	760,262.942	$1.054354	$1.154600	71,207.656
	2003	$0.939281	$1.053487	800,485.311	$0.939595	$1.054354	98,387.221
	2002	$1.000000	$0.939281	363,313.420	$1.000000	$0.939595	45,146.636
Transamerica Convertible Securities - Initial Class(8)	2005	$1.251920	$1.280730	1,713,181.851	$1.253568	$1.283056	478,818.402
	2004	$1.123331	$1.251920	1,861,830.169	$1.124250	$1.253568	273,547.972
	2003	$0.922464	$1.123331	1,475,274.397	$0.922763	$1.124250	209,198.472
	2002	$1.000000	$0.922464	629,946.763	$1.000000	$0.922763	91,033.327

90

Subaccount	Year	1.55% (Continued)			1.50% (Continued)
		Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
Transamerica Equity - Initial Class(5)	2005	$0.759605	$0.871749	15,542,565.281	$0.984415	$1.130303	6,582,282.858
	2004	$0.666113	$0.759605	17,682,256.482	$0.862831	$0.984415	7,540,544.014
	2003	$0.515473	$0.666113	11,301,374.495	$0.667381	$0.862831	5,723,066.556
	2002	$0.673200	$0.515473	11,778,526.276	$0.871170	$0.667381	6,361,338.633
	2001	$0.830010	$0.673200	9,126,000	$1.000000	$0.871170	2,201,579
	2000	$1.000000	$0.830010	2,474,715	N/A	N/A	N/A
Transamerica Growth Opportunities - Initial Class(7)	2005	$1.385505	$1.585850	3,141,502.598	$1.388005	$1.589487	2,237,776.384
	2004	$1.206431	$1.385505	4,310,247.101	$1.208021	$1.388005	2,653,846.599
	2003	$0.933700	$1.206431	1,314,383.365	$0.934457	$1.208021	1,372,765.024
	2002	$1.106551	$0.933700	1,189,109.883	$1.106909	$0.934457	1,556,375.333
	2001	$1.000000	$1.106551	38,588	$1.000000	$1.106909	215,821
Transamerica Money Market - Initial Class(1)	2005	$1.337762	$1.355388	5,616,101.634	$0.994970	$1.008571	2,623,132.769
	2004	$1.345028	$1.337762	6,882,847.135	$0.999891	$0.994970	2,799,428.193
	2003	$1.355816	$1.345028	8,983,659.578	$1.007422	$0.999891	3,337,692.357
Transamerica Small/Mid Cap Value - Initial Class(1)	2005	$4.039926	$4.517970	5,056,826.437	$1.256098	$1.405416	13,678,652.349
	2004	$3.526280	$4.039926	7,578,914.671	$1.095856	$1.256098	16,174,508.565
	2003	$1.876467	$3.526280	9,997,159.941	$0.582857	$1.095856	18,722,358.034
	2002	$3.147887	$1.876467	11,774,585.782	$0.977283	$0.582857	20,103,499.262
	2001	$2.482358	$3,147,887	12,668,500	$1.000000	$0.977283	4,696,652
	2000	$2.270485	$2.482358	11,114,250	N/A	N/A	N/A
	1999	$1.785929	$2.270485	6,466,465	N/A	N/A	N/A
	1998	$1.849865	$1.785929	767,225	N/A	N/A	N/A
	1997	$1.763002	$1.849865	1,303,711	N/A	N/A	N/A
Transamerica U.S. Government Securities - Initial Class(1)	2005	$1.511766	$1.521960	7,999,003.710	$1.092103	$1.100013	8,159,960.646
	2004	$1.486269	$1.511766	9,492,820.217	$1.073159	$1.092103	9,526,892.968
	2003	$1.466107	$1.486269	13,150,309.481	$1.058073	$1.073159	11,992,157.973
	2002	$1.407016	$1.466107	13,824,113.473	$1.014928	$1.058073	13,381,067.339
	2001	$1.359649	$1.407016	9,517,845	$1.000000	$1.014928	2,413,653
	2000	$1.253314	$1.359649	5,730,704	N/A	N/A	N/A
	1999	$1.286733	$1.253314	4,528,567	N/A	N/A	N/A
	1998	$1.214143	$1.286733	1,216,510	N/A	N/A	N/A
	1997	$1.156486	$1.214143	250,859	N/A	N/A	N/A
T. Rowe Price Equity Income - Initial Class(1)	2005	$2.804939	$2.875735	10,050,626.102	$1.186962	$1.217517	13,530,162.042
	2004	$2.481006	$2.804939	12,528,595.003	$1.049356	$1.186962	15,120,346.907
	2003	$2.006092	$2.481006	14,441,455.647	$0.848065	$1.049356	16,369,708.394
	2002	$2.336621	$2.006092	13,413,992.016	$0.987303	$0.848065	13,870,322.882
	2001	$2.322653	$2.336621	12,346,949	$1.000000	$0.987303	2,580,001
	2000	$2.099984	$2.322653	10,421,648	N/A	N/A	N/A
	1999	$2.065623	$2.099984	8,897,631	N/A	N/A	N/A
	1998	$1.923605	$2.065623	1,136,105	N/A	N/A	N/A
	1997	$1.757991	$1.923605	1,205,031	N/A	N/A	N/A
T. Rowe Price Growth Stock - Initial Class(1)	2005	$2.860595	$2.990652	8,646,216.958	$0.989934	$1.035455	12,016,486.313
	2004	$2.644404	$2.860595	10,690,962.166	$0.914665	$0.989934	13,303,903.248
	2003	$2.053645	$2.644404	12,126,664.278	$0.709982	$0.914665	13,758,255.720
	2002	$2.701963	$2.053645	11,073,906.472	$0.933658	$0.709982	13,849,263.551
	2001	$3.050487	$2.701963	11,054,137	$1.000000	$0.933658	2,974,809
	2000	$3.113428	$3.050487	10,933,823	N/A	N/A	N/A
	1999	$2.593121	$3.113428	7,893,482	N/A	N/A	N/A
	1998	$2.041994	$2.593121	648,310	N/A	N/A	N/A
	1997	$1.905196	$2.041994	863,752	N/A	N/A	N/A
T. Rowe Price Small Cap - Initial Class(5)	2005	$0.816617	$0.889508	10,690,214.031	$1.027478	$1.119752	5,327,659.677
	2004	$0.751414	$0.816617	12,120,186.981	$0.944973	$1.027478	6,154,558.231
	2003	$0.543474	$0.751414	12,624,893.800	$0.683124	$0.944973	6,136,923.389
	2002	$0.759675	$0.543474	10,240,466.899	$0.954401	$0.683124	6,150,306.399
	2001	$0.854538	$0.759675	5,493,365	$1.000000	$0.954401	1,295,567
	2000	$1.000000	$0.854538	2,894,614	N/A	N/A	N/A

91

		1.55% (Continued)			1.50% (Continued)
Subaccount	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
Van Kampen Active International Allocation - Initial Class(1)	2005	$1.487443	$1.666825	8,086,358.393	$1.014278	$1.137156	4,449,507.723
	2004	$1.301735	$1.487443	8,112,910.781	$0.887200	$1.014278	3,632,635.096
	2003	$0.995330	$1.301735	9,467,127.340	$0.678033	$0.887200	2,600,094.441
	2002	$1.217389	$0.995330	10,413,010.893	$0.828893	$0.678033	2,699,956.636
	2001	$1.604835	$1.217389	11,336,048	$1.000000	$0.828893	1,111,468
	2000	$1.993671	$1.604835	10,843,974	N/A	N/A	N/A
	1999	$1.533035	$1.993671	5,444,717	N/A	N/A	N/A
	1998	$1.345562	$1.533035	716,582	N/A	N/A	N/A
	1997	$1.490376	$1.345562	1,418,82	N/A	N/A	N/A
Van Kampen Large Cap Core - Initial Class(1)	2005	$2.910280	$3.135811	3,910,477.228	$1.051547	$1.133597	5,734,531.104
	2004	$2.621228	$2.910280	6,107,219.087	$0.946634	$1.051547	6,505,944.943
	2003	$2.198351	$2.621228	7,521,306.367	$0.793528	$0.946634	7,370,909.731
	2002	$2.669772	$2.198351	8,308,427.688	$0.963225	$0.793528	7,362,720.633
	2001	$2.917408	$2.669772	9,181,060	$1.000000	$0.963225	1,555,475
	2000	$3.149277	$2.917408	7,634,722	N/A	N/A	N/A
	1999	$2.535888	$3.149277	5,298,099	N/A	N/A	N/A
	1998	$2.170350	$2.535888	581,571	N/A	N/A	N/A
	1997	$2.073492	$2.170350	560,006	N/A	N/A	N/A
Van Kampen Mid-Cap Growth - Initial Class(7)c	2005	$0.706779	$0.748559	3,915,622.626	$0.708049	$0.750266	4,500,568.678
	2004	$0.669908	$0.706779	4,796,976.635	$0.670790	$0.708049	5,399,720.234
	2003	$0.530826	$0.669908	5,374,482.742	$0.531264	$0.670790	6,568,620.095
	2002	$0.805310	$0.530826	4,463,905.921	$0.805577	$0.531264	6,606,539.917
	2001	$1.000000	$0.805310	687,954	$1.000000	$0.805577	2,315,998

(1)	Subaccount Inception Date July 3, 1997.

(2)	Subaccount Inception Date February 2, 1998.

(3)	Subaccount Inception Date June 2, 1998.

(4)	Subaccount Inception Date July 1, 1998.

(5)	Subaccount Inception Date May 1, 2000.

(6)	Subaccount Inception Date October 9, 2000.

(7)	Subaccount Inception Date May 1, 2001.

(8)	Subaccount Inception Date May 1, 2002.

(9)	Subaccount Inception Date November 3, 2003.

[a]	Formerly known as Clarion Real Estate Securities.

[b]	This subaccount was re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 you may only invest in the Initial Class shares. If you purchased your policy on May 1, 2003 or after, you may only invest in Service Class shares.

[c]	Formerly known as Van Kampen Emerging Growth.

International Moderate Growth Fund had not commenced operations as of December 31, 2005, therefore, comparable data is not available.

[THIS SPACE INTENTIONALLY LEFT BLANK]

92

		1.40%			1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
Mercury Basic Value V.I. Fund(1)	2005	$1.797569	$1.824902	4,125,027.513	$1.161590	$1.180417	2,907,096.139
	2004	$1.641130	$1.797569	2,910,671.174	$1.059451	$1.161590	3,361,070.025
	2003	$1.249001	$1.641130	2,352,209.31	$0.805505	$1.059451	3,414,445.67
	2002	$1.540152	$1.249001	2,685,485.99	$1.000000	$0.805505	2,171,702.06
	2001	$1.498085	$1.540152	3,145,446	N/A	N/A	N/A
	2000	$1.348411	$1.498085	2,770,488	N/A	N/A	N/A
	1999	$1.126397	$1.348411	2,454,557	N/A	N/A	N/A
	1998	$1.045922	$1.126397	5,316,790	N/A	N/A	N/A
	1997	$1.000000	$1.045922	279,869	N/A	N/A	N/A
Mercury Global Allocation V.I Fund(1)	2005	$0.930724	$1.014440	1,118,984.944	$1.364102	$1.488268	644,526.632
	2004	$0.825138	$0.930724	852,652.369	$1.208156	$1.364102	346,775.546
	2003	$0.549876	$0.825138	403,420.52	$0.804321	$1.208156	300,020.86
	2002	$0.621212	$0.549876	439,753.54	$1.000000	$0.804321	47,143.40
	2001	$0.620833	$0.621212	425,556	N/A	N/A	N/A
	2000	$0.882824	$0.620833	721,091	N/A	N/A	N/A
	1999	$0.539622	$0.882824	423,799	N/A	N/A	N/A
	1998	$0.776606	$0.539622	1,369,352	N/A	N/A	N/A
	1997	$1.000000	$0.776606	190,773	N/A	N/A	N/A
Mercury High Current Income V.I Fund(1)	2005	$1.318483	$1.320409	2,135,403.233	$1.328841	$1.332101	432,007.433
	2004	$1.195654	$1.318483	1,748,998.999	$1.203853	$1.328841	422,542.874
	2003	$0.946337	$1.195654	1,265,444.59	$0.951877	$1.203853	465,041.55
	2002	$0.973849	$0.946337	1,372,628.95	$1.000000	$0.951877	338,904.90
	2001	$0.949440	$0.973849	1,592,384	N/A	N/A	N/A
	2000	$1.036111	$0.949440	1,566,347	N/A	N/A	N/A
	1999	$0.989413	$1.036111	1,743,155	N/A	N/A	N/A
	1998	$1.037515	$0.989413	5,690,547	N/A	N/A	N/A
	1997	$1.000000	$1.037515	296,792	N/A	N/A	N/A
Asset Allocation Conservative Portfolio - Service Class(8)	2005	N/A	N/A	N/A	$1.251868	$1.297758	1,677,885.584
	2004	N/A	N/A	N/A	$1.158727	$1.251868	428,274.768
	2003	N/A	N/A	N/A	$1.000000	$1.158727	0.000
Asset Allocation - Growth Portfolio - Service Class(8)	2005	N/A	N/A	N/A	$1.404276	$1.551604	329,338.607
	2004	N/A	N/A	N/A	$1.248932	$1.404276	126,415.690
	2003	N/A	N/A	N/A	$1.000000	$1.248932	87,264.977
Asset Allocation - Moderate Portfolio - Service Class(8)	2005	N/A	N/A	N/A	$1.295146	$1.369719	4,927,623.769
	2004	N/A	N/A	N/A	$1.180666	$1.295146	1,338,727.609
	2003	N/A	N/A	N/A	$1.000000	$1.180666	128,668.868
Asset Allocation - Moderate Growth Portfolio - Service Class(8)	2005	N/A	N/A	N/A	$1.349136	$1.461149	6,357,297.689
	2004	N/A	N/A	N/A	$1.207772	$1.349136	981,191.180
	2003	N/A	N/A	N/A	$1.000000	$1.207772	0.000
American Century International - Service Class(7)	2005	N/A	N/A	N/A	$1.417665	$1.573346	11,388.922
	2004	N/A	N/A	N/A	$1.257247	$1.417665	9,149.813
	2003	N/A	N/A	N/A	$1.000000	$1.257247	650.772
American Century Large Company Value - Service Class(7)	2005	N/A	N/A	N/A	$1.383150	$1.417763	235,782.113
	2004	N/A	N/A	N/A	$1.233271	$1.383150	188,929.190
	2003	N/A	N/A	N/A	$1.000000	$1.233271	0.000
Capital Guardian Global - Service Class(2)	2005	N/A	N/A	N/A	$1.432568	$1.554244	53,616.520
	2004	N/A	N/A	N/A	$1.312143	$1.432568	0.000
	2003	N/A	N/A	N/A	$1.000000	$1.312143	0.000
Capital Guardian U.S. Equity - Service Class(4)	2005	N/A	N/A	N/A	$1.352264	$1.415922	76,586.316
	2004	N/A	N/A	N/A	$1.251112	$1.352264	0.000
	2003	N/A	N/A	N/A	$1.000000	$1.251112	0.000
Capital Guardian Value - Service Class(1)	2005	N/A	N/A	N/A	$1.475955	$1.566401	70,299.040
	2004	N/A	N/A	N/A	$1.284690	$1.475955	1,273.373
	2003	N/A	N/A	N/A	$1.000000	$1.284690	1,275.931
Clarion Global Real Estate Securities - Service Class(8)a	2005	N/A	N/A	N/A	$1.660425	$1.855246	13,804.873
	2004	N/A	N/A	N/A	$1.269513	$1.660425	1,270.494
	2003	N/A	N/A	N/A	$1.000000	$1.269513	1,273.045

93

		1.40% (Continued)			1.30% (Continued)
Subaccount	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
Great Companies AmericaSM - Service Class(7)	2005	N/A	N/A	N/A	$1.168483	$1.195415	0.000
	2004	N/A	N/A	N/A	$1.166636	$1.168483	0.000
	2003	N/A	N/A	N/A	$1.000000	$1.166636	0.000
Great Companies - TechnologySM - Service Class(7)	2005	N/A	N/A	N/A	$1.388348	$1.396058	0.000
	2004	N/A	N/A	N/A	$1.307629	$1.388348	0.000
	2003	N/A	N/A	N/A	$1.000000	$1.307629	0.000
Janus Growth - Service Class(1)	2005	N/A	N/A	N/A	$1.372020	$1.485858	0.000
	2004	N/A	N/A	N/A	$1.206254	$1.372020	0.000
	2003	N/A	N/A	N/A	$1.000000	$1.206254	0.000
Jennison Growth - Service Class(1)	2005	N/A	N/A	N/A	$1.295150	$1.451445	0.000
	2004	N/A	N/A	N/A	$1.205162	$1.295150	0.000
	2003	N/A	N/A	N/A	$1.000000	$1.205162	0.000
J.P. Morgan Enhanced Index - Service Class(1)	2005	N/A	N/A	N/A	$1.330739	$1.355718	217,023.827
	2004	N/A	N/A	N/A	$1.217705	$1.330739	158,504.779
	2003	N/A	N/A	N/A	$1.000000	$1.217705	0.000
Marsico Growth - Service Class(5)b	2005	N/A	N/A	N/A	$1.318758	$1.408780	598,783.292
	2004	N/A	N/A	N/A	$1.192513	$1.318758	263,698.513
	2003	N/A	N/A	N/A	$1.000000	$1.192513	99,540.462
Mercury Large Cap Value - Service Class(5)	2005	N/A	N/A	N/A	$1.468479	$1.677743	67,966.537
	2004	N/A	N/A	N/A	$1.260709	$1.468479	7,722.368
	2003	N/A	N/A	N/A	$1.000000	$1.260709	0.000
MFS High Yield - Service Class(3)	2005	N/A	N/A	N/A	$1.174817	$1.177206	34,620.209
	2004	N/A	N/A	N/A	$1.086836	$1.174817	1,454.090
	2003	N/A	N/A	N/A	$1.000000	$1.086836	1,457.012
PIMCO Total Return - Service Class(8)	2005	N/A	N/A	N/A	$1.040825	$1.048392	217,093.216
	2004	N/A	N/A	N/A	$1.011723	$1.040825	56,159.850
	2003	N/A	N/A	N/A	$1.000000	$1.011723	7,695.212
Salomon All Cap - Service Class(5)	2005	N/A	N/A	N/A	$1.373361	$1.407373	366,245.080
	2004	N/A	N/A	N/A	$1.277605	$1.373361	277,326.833
	2003	N/A	N/A	N/A	$1.000000	$1.277605	48,001.647
Templeton Great Companies Global - Service Class(6)	2005	N/A	N/A	N/A	$1.085463	$1.149052	39,675.734
	2004	N/A	N/A	N/A	$1.207910	$1.085463	0.000
	2003	N/A	N/A	N/A	$1.000000	$1.207910	0.000
Transamerica Balanced - Service Class(8)	2005	N/A	N/A	N/A	$1.203735	$1.280899	37,777.859
	2004	N/A	N/A	N/A	$1.099798	$1.203735	37,792.201
	2003	N/A	N/A	N/A	$1.000000	$1.099798	37,808.010
Transamerica Convertible Securities - Service Class(8)	2005	N/A	N/A	N/A	$1.289055	$1.317623	22,150.089
	2004	N/A	N/A	N/A	$1.155678	$1.289055	0.000
	2003	N/A	N/A	N/A	$1.000000	$1.155678	0.000
Transamerica Equity - Service Class(5)	2005	N/A	N/A	N/A	$1.383835	$1.588512	41,686.004
	2004	N/A	N/A	N/A	$1.212483	$1.383835	36,633.042
	2003	N/A	N/A	N/A	$1.000000	$1.212483	0.000
Transamerica Growth Opportunities - Service Class(7)	2005	N/A	N/A	N/A	$1.441358	$1.649588	0.000
	2004	N/A	N/A	N/A	$1.253265	$1.441358	4,881.796
	2003	N/A	N/A	N/A	$1.000000	$1.253265	0.000
Transamerica Money Market - Service Class(1)	2005	N/A	N/A	N/A	$0.989235	$1.002241	302,849.462
	2004	N/A	N/A	N/A	$0.994632	$0.989235	99,495.771
	2003	N/A	N/A	N/A	$1.000000	$0.994632	0.000
Transamerica U.S. Government Securities - Service Class(1)	2005	N/A	N/A	N/A	$1.013133	$1.019980	74,528.813
	2004	N/A	N/A	N/A	$0.997393	$1.013133	2,362.731
	2003	N/A	N/A	N/A	$1.000000	$0.997393	93,421.703
T. Rowe Price Equity Income - Service Class(1)	2005	N/A	N/A	N/A	$1.377884	$1.412035	60,489.347
	2004	N/A	N/A	N/A	$1.218401	$1.377884	39,245.791
	2003	N/A	N/A	N/A	$1.000000	$1.218401	0.000
T. Rowe Price Growth Stock - Service Class(1)	2005	N/A	N/A	N/A	$1.312796	$1.372412	14,879.622
	2004	N/A	N/A	N/A	$1.213849	$1.312796	23,075.489
	2003	N/A	N/A	N/A	$1.000000	$1.213849	0.000

94

		1.40% (Continued)			1.30% (Continued)
Subaccount	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
T. Rowe Price Small Cap - Service Class(5)	2005	N/A	N/A	N/A	$1.450314	$1.580617	308,970.480
	2004	N/A	N/A	N/A	$1.334243	$1.450314	260,664.647
	2003	N/A	N/A	N/A	$1.000000	$1.334243	0.000
Van Kampen Active International Allocation - Service Class(1)	2005	N/A	N/A	N/A	$1.502279	$1.684932	194,154.044
	2004	N/A	N/A	N/A	$1.315176	$1.502279	169,126.161
	2003	N/A	N/A	N/A	$1.000000	$1.315176	0.000
Van Kampen Large Cap Core - Service Class(1)	2005	N/A	N/A	N/A	$1.279936	$1.378817	0.000
	2004	N/A	N/A	N/A	$1.152270	$1.279936	0.000
	2003	N/A	N/A	N/A	$1.000000	$1.152270	0.000
Van Kampen Mid-Cap Growth - Service Class(7)c	2005	N/A	N/A	N/A	$1.257274	$1.331937	16,840.027
	2004	N/A	N/A	N/A	$1.191283	$1.257274	2,523.381
	2003	N/A	N/A	N/A	$1.000000	$1.191283	0.000
PAM Transamerica U.S. Government Securities - Service Class(9)	2005	$1.025525	$1.031447	0.000	$1.013133	$1.019980	0.000
	2004	$1.010586	$1.025525	0.000	$0.997393	$1.013133	0.000
	2003	$1.000000	$1.010586	0.000	$1.000000	$0.997393	0.000
AIM V.I. Basic Value Fund - Series II Shares(1)	2005	$1.089564	$1.132885	232,057.944	$1.092421	$1.136976	594,234.042
	2004	$0.996809	$1.089564	112,302.389	$0.998447	$1.092421	631,925.715
	2003	$0.758298	$0.996809	91,305.253	$0.758797	$0.998447	637,032.408
	2002	$1.000000	$0.758298	3,421.359	$1.000000	$0.758797	369,892.836
AIM V.I. Capital Appreciation Fund - Series II Shares(8)	2005	$1.060132	$1.135225	4,788.953	$1.062933	$1.139348	57,401.494
	2004	$1.010990	$1.060132	0.000	$1.012659	$1.062933	66,742.343
	2003	$0.793548	$1.010990	0.000	$0.794074	$1.012659	85,718.017
	2002	$1.000000	$0.793548	99.850	$1.000000	$0.794074	74,397.449
AllianceBernstein Growth and Income Portfolio - Class B(7)	2005	$1.014966	$1.046993	394,866.160	$1.129734	$1.166530	491,700.765
	2004	$0.925364	$1.014966	319,616.621	$1.028983	$1.129734	476,678.882
	2003	$0.709849	$0.925364	348,986.452	$0.788553	$1.028983	591,928.339
	2002	$0.925978	$0.709849	323,504.578	$1.000000	$0.788553	386,716.768
	2001	$1.000000	$0.925978	154,396	N/A	N/A	N/A
AllianceBernstein Large Cap Growth Portfolio – Class B(7)	2005	$0.758307	$0.858880	292,049.510	$1.020390	$1.156857	448,473.359
	2004	$0.709730	$0.758307	117,178.671	$0.954070	$1.020390	830,901.693
	2003	$0.583349	$0.709730	218,821.285	$0.783412	$0.954070	784,197.432
	2002	$0.855309	$0.583349	219,070.717	$1.000000	$0.783412	337,594.326
	2001	$1.000000	$0.855309	93,895	N/A	N/A	N/A
Janus Aspen - Mid Cap Growth Portfolio - Service Shares(6)	2005	$0.449324	$0.496441	167,440.444	$1.261578	$1.395231	82,942.422
	2004	$0.378196	$0.449324	72,962.568	$1.060809	$1.261578	159,513.423
	2003	$0.284558	$0.378196	66,040.650	$0.797389	$1.060809	151,386.478
	2002	$0.401433	$0.284558	68,017.175	$1.000000	$0.797389	57,340.565
	2001	$0.673903	$0.401433	144,765	N/A	N/A	N/A
	2000	$1.000000	$0.673903	32,897	N/A	N/A	N/A
Janus Aspen - Mid Cap Value Portfolio - Service Shares(6)	2005	$1.102643	$1.196244	169,657.276	N/A	N/A	N/A
	2004	$0.949174	$1.102643	65,340.006	N/A	N/A	N/A
	2003	$0.681560	$0.949174	78,661.551	N/A	N/A	N/A
	2002	$0.902500	$0.681560	94,228.378	N/A	N/A	N/A
	2001	$0.998916	$0.902500	386,453	N/A	N/A	N/A
	2000	$1.000000	$0.998916	30,695	N/A	N/A	N/A
Janus Aspen -World Wide Growth Portfolio - Service Shares(6)	2005	$0.562018	$0.585137	236,405.689	$0.984054	$1.025549	474,187.759
	2004	$0.545222	$0.562018	214,079.914	$0.953700	$0.984054	572,726.174
	2003	$0.446997	$0.545222	211,192.705	$0.781122	$0.953700	544,209.967
	2002	$0.610114	$0.446997	261,813.956	$1.000000	$0.781122	293,214.223
	2001	$0.799555	$0.610114	252,062	N/A	N/A	N/A
	2000	$1.000000	$0.799555	102,305	N/A	N/A	N/A
MFS New Discovery Series - Service Class(8)	2005	$1.030063	$1.066994	33,500.165	$1.032777	$1.070861	281,556.736
	2004	$0.983457	$1.030063	28,745.158	$0.985079	$1.032777	334,379.449
	2003	$0.747360	$0.983457	21,314.044	$0.747860	$0.985079	278,449.912
	2002	$1.000000	$0.747360	23,176.865	$1.000000	$0.747860	160,754.242
MFS Total Return Series - Service Class(8)	2005	$1.149960	$1.163589	315,700.205	$1.153001	$1.167818	459,483.215
	2004	$1.050284	$1.149960	194,030.298	$1.052023	$1.153001	412,928.596
	2003	$0.918050	$1.050284	45,888.954	$0.918659	$1.052023	486,595.310
	2002	$1.000000	$0.918050	54,764.193	$1.000000	$0.918659	255,922.368

95

		1.40% (Continued)			1.30% (Continued)
Subaccount	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
Fidelity VIP - Contrafund® Portfolio - Service Class 2(5)	2005	$1.019188	$1.172486	1,341,014.381	$1.242763	$1.431098	1,133,572.721
	2004	$0.897454	$1.019188	948,527.350	$1.093234	$1.242763	1,017,226.398
	2003	$0.709863	$0.897454	845,177.760	$0.863856	$1.093234	1,163,723.293
	2002	$0.796290	$0.709863	598,150.543	$1.000000	$0.863856	678,634.412
	2001	$0.922538	$0.796290	451,182	N/A	N/A	N/A
	2000	$1.000000	$0.922538	249,903	N/A	N/A	N/A
Fidelity -VIP Equity- Income Portfolio - Service Class 2(5)	2005	$1.164636	$1.212580	865,129.504	$1.154787	$1.203501	339,604.423
	2004	$1.061718	$1.164636	641,931.367	$1.051697	$1.154787	306,126.791
	2003	$0.827945	$1.061718	542,833.388	$0.819327	$1.051697	352,561.273
	2002	$1.013361	$0.827945	596,091.862	$1.000000	$0.819327	234,242.883
	2001	$1.084290	$1.013361	391,666	N/A	N/A	N/A
	2000	$1.000000	$1.084290	48,227	N/A	N/A	N/A
Fidelity -VIP Growth Portfolio - Service Class 2(7)	2005	$0.793008	$0.825131	186,122.463	$0.992121	$1.033325	328,824.419
	2004	$0.779797	$0.793008	46,737.101	$0.974625	$0.992121	325,882.574
	2003	$0.596567	$0.779797	52,368.283	$0.744894	$0.974625	272,176.821
	2002	$0.867866	$0.596567	52,906.325	$1.000000	$0.744894	188,359.748
	2001	$1.000000	$0.867866	52,299	N/A	N/A	N/A
Fidelity - VIP Growth Opportunities Portfolio - Service Class 2(5)	2005	$0.738821	$0.791876	96,672.848	N/A	N/A	N/A
	2004	$0.700898	$0.738821	98,168.070	N/A	N/A	N/A
	2003	$0.549208	$0.700898	89,202.199	N/A	N/A	N/A
	2002	$0.714054	$0.549208	91,723.824	N/A	N/A	N/A
	2001	$0.848316	$0.714054	89,854	N/A	N/A	N/A
	2000	$1.000000	$0.848316	108,777	N/A	N/A	N/A
Fidelity -VIP Mid Cap Portfolio - Service Class 2(5)	2005	$1.577251	$1.835788	1,898,876.480	$1.441197	$1.679083	1,183,132.295
	2004	$1.283034	$1.577251	1,354,304.031	$1.171204	$1.441197	1,185,433.830
	2003	$0.941019	$1.283034	1,209,840.203	$0.858157	$1.171204	1,239,687.170
	2002	$1.060517	$0.941019	1,322,364.598	$1.000000	$0.858157	1,070,873.550
	2001	$1.114623	$1.060517	1,133,980	N/A	N/A	N/A
	2000	$1.000000	$1.114623	661,304	N/A	N/A	N/A
Fidelity -VIP Value Strategies Portfolio - Service Class 2(8)	2005	$1.304413	$1.317677	230,735.447	$1.307865	$1.322459	913,314.278
	2004	$1.161919	$1.304413	152,567.995	$1.163843	$1.307865	950,157.451
	2003	$0.748696	$1.161919	36,688.153	$0.749188	$1.163843	891,402.824
	2002	$1.000000	$0.748696	3,244.389	$1.000000	$0.749188	659,038.652
Asset Allocation Conservative Portfolio - Initial Class(8)	2005	$1.176448	$1.220383	640,764.367	$1.179538	$1.224786	1,586,674.001
	2004	$1.087333	$1.176448	220,854.159	$1.089116	$1.179538	1,760,242.980
	2003	$0.896994	$1.087333	21,279.795	$0.897589	$1.089116	1,906,847.172
	2002	$1.000000	$0.896994	9,634.988	$1.000000	$0.897589	876,495.345
Asset Allocation - Growth Portfolio - Initial Class(8)	2005	$1.169884	$1.294993	1,806,201.539	$1.172954	$1.299672	1,716,854.272
	2004	$1.038925	$1.169884	711,134.708	$1.040631	$1.172954	2,020,827.821
	2003	$.0805402	$1.038925	402,600.649	$0.805934	$1.040631	1,664,016.395
	2002	$1.000000	$.0805402	296,108.083	$1.000000	$0.805934	854,486.148
Asset Allocation - Moderate Portfolio - Initial Class(8)	2005	$1.174865	$1.244946	1,157,224.631	$1.177978	$1.249478	6,717,430.594
	2004	$1.069495	$1.174865	721,420.221	$1.071274	$1.177978	6,823,843.260
	2003	$0.868490	$1.069495	272,987.555	$0.869075	$1.071274	6,650,434.374
	2002	$1.000000	$0.868490	49,393.190	$1.000000	$0.869075	2,846,225.738
Asset Allocation - Moderate Growth Portfolio - Initial Class(8)	2005	$1.179485	$1.278529	2,245,958.570	$1.182586	$1.283146	6,442,745.044
	2004	$1.053363	$1.179485	1,954,883.071	$1.055085	$1.182586	6,356,501.372
	2003	$0.839908	$1.053363	599,107.563	$0.840459	$1.055085	5,804,645.957
	2002	$1.000000	$0.839908	393,043.048	$1.000000	$0.840459	3,357,597.700
American Century International - Initial Class(7)	2005	$0.892808	$0.993791	398,254.261	$1.105264	$1.231481	473,430.930
	2004	$0.791771	$0.892808	342,560.610	$0.979225	$1.105264	468,813.006
	2003	$0.640777	$0.791771	317,202.291	$0.791709	$0.979225	483,606.412
	2002	$0.833205	$0.640777	105,277.157	$1.000000	$0.791709	201,773.940
	2001	$1.000000	$0.833205	15,089	N/A	N/A	N/A
American Century Large Company Value - Initial Class(7)	2005	$1.065370	$1.094261	232,219.893	$1.177364	$1.210492	279,935.440
	2004	$0.948383	$1.065370	122,755.323	$1.047037	$1.177364	196,899.069
	2003	$0.746690	$0.948383	125,772.930	$0.823545	$1.047037	221,015.018
	2002	$0.939214	$0.746690	49,098.075	$1.000000	$0.823545	137,071.187
	2001	$1.000000	$0.939214	19,688	N/A	N/A	N/A

96

		1.40% (Continued)			1.30% (Continued)
Subaccount	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
Capital Guardian Global - Initial Class(2)	2005	$1.332782	$1.448193	1,459,935.409	$1.202232	$1.307639	973,075.229
	2004	$1.218897	$1.332782	1,183,352.134	$1.098404	$1.202232	955,599.429
	2003	$0.898194	$1.218897	862,968.515	$0.808601	$1.098404	830,077.482
	2002	$1.131675	$0.898194	958,489.108	$1.000000	$0.808601	625,870.167
	2001	$1.280261	$1.131675	964,878	N/A	N/A	N/A
	2000	$1.534754	$1.280261	930,391	N/A	N/A	N/A
	1999	$1.051197	$1.534754	447,744	N/A	N/A	N/A
	1998	$1.000000	$1.051197	2,154,770	N/A	N/A	N/A
Capital Guardian U.S. Equity - Initial Class(4)	2005	$0.926223	$0.971090	1,718,707.359	$1.156474	$1.213677	1,203,195.773
	2004	$0.855645	$0.926223	1,235,003.428	$1.067291	$1.156474	1,611,534.272
	2003	$0.635616	$0.855645	1,215,950.213	$0.792055	$1.067291	1,649,789.133
	2002	$0.845807	$0.635616	1,382,071.791	$1.000000	$0.792055	1,226,256.128
	2001	$0.887757	$0.845807	1,542,639	N/A	N/A	N/A
	2000	$0.964682	$0.887757	1,588,618	N/A	N/A	N/A
	1999	$1.122170	$0.964682	316,391	N/A	N/A	N/A
	1998	$1.000000	$1.122170	175,738	N/A	N/A	N/A
Capital Guardian Value - Initial Class(1)	2005	$2.767270	$2.939572	2,050,334.991	$1.193653	$1.269220	1,314,986.623
	2004	$2.404464	$2.767270	1,375,799.739	$1.036131	$1.193653	1,508,385.257
	2003	$1.811637	$2.404464	1,199,667.483	$0.779903	$1.036131	1,539,423.862
	2002	$2.316504	$1.811637	1,284,593.254	$1.000000	$0.779903	965,971.937
	2001	$2.202884	$2.316504	1,318,423	N/A	N/A	N/A
	2000	$2.115695	$2.202884	1,205,797	N/A	N/A	N/A
	1999	$2.208027	$2.115695	961,278	N/A	N/A	N/A
	1998	$2.086130	$2.208027	3,058,827	N/A	N/A	N/A
	1997	$1.951455	$2.086130	185,607	N/A	N/A	N/A
Clarion Global Real Estate Securities - Initial Class(8)a	2005	$1.631387	$1.825716	210,464.438	$1.635687	$1.832327	493,157.934
	2004	$1.245119	$1.631387	227,875.411	$1.247170	$1.635687	527,534.266
	2003	$0.930127	$1.245119	148,962.732	$0.930745	$1.247170	494,319.066
	2002	$1.000000	$0.930127	290,951.386	$1.000000	$0.930745	292,267.526
Great Companies AmericaSM - Initial Class(7)	2005	$0.948341	$0.971564	151,293.294	$1.044009	$1.070633	202,791.546
	2004	$0.945383	$0.948341	77,316.796	$1.039727	$1.044009	336,498.315
	2003	$0.768919	$0.945383	75,623.864	$0.844812	$1.039727	346,123.885
	2002	$0.983081	$0.768919	57,827.506	$1.000000	$0.844812	80,436.988
	2001	$1.000000	$0.983081	40,576	N/A	N/A	N/A
Great Companies - Technology SM - Initial Class (7)	2005	$0.749322	$0.754243	26,740.749	$1.135476	$1.144051	110,389.063
	2004	$0.703168	$0.749322	37,685.876	$1.064476	$1.135476	101,125.242
	2003	$0.472335	$0.703168	60,277.607	$0.714332	$1.064476	44,642.094
	2002	$0.773994	$0.472335	3,982.531	$1.000000	$0.714332	18,332.298
	2001	$1.000000	$0.773994	12,144	N/A	N/A	N/A
Janus Growth - Initial Class (1)	2005	$24.867393	$26.964284	296,219.190	$1.183452	$1.284505	59,546.138
	2004	$21.826719	$24.867393	273,602.360	$1.037724	$1.183452	110,503.555
	2003	$16.755634	$21.826719	236,722.435	$0.795832	$1.037724	110,653.443
	2002	$24.500024	$16.755634	275,507.139	$1.000000	$0.795832	59,105.896
	2001	$34.855341	$24.500024	359,763	N/A	N/A	N/A
	2000	$50.054351	$34.855341	422,048	N/A	N/A	N/A
	1999	$31.827882	$50.054351	292,621	N/A	N/A	N/A
	1998	$19.665157	$31.827882	468,648	N/A	N/A	N/A
	1997	$19.367467	$19.665157	22,707	N/A	N/A	N/A
Jennison Growth - Initial Class(1)	2005	$0.810917	$0.910023	1,911,021.817	$1.031770	$1.159008	116,717.978
	2004	$0.753515	$0.810917	971,713.348	$0.957795	$1.031770	133,750.390
	2003	$0.593335	$0.753515	675,300.157	$0.753450	$0.957795	133,010.504
	2002	$0.868714	$0.593335	872,194.727	$1.000000	$0.753450	76,322.248
	2001	$1.081530	$0.868714	1,144,267	N/A	N/A	N/A
	2000	$1.240246	$1.081530	1,128,456	N/A	N/A	N/A
	1999	$1.197456	$1.240246	941,151	N/A	N/A	N/A
	1998	$1.156993	$1.197456	4,355,755	N/A	N/A	N/A
	1997	$1.103566	$1.156993	278,939	N/A	N/A	N/A

97

		1.40% (Continued)			1.30% (Continued)
Subaccount	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
J.P. Morgan Enhanced Index - Initial Class(1)	2005	$1.451467	$1.480999	2,997,231.217	$1.119870	$1.143780	481,878.811
	2004	$1.325747	$1.451467	2,591,428.094	$1.021871	$1.119870	429,131.773
	2003	$1.042538	$1.325747	2,392,308.579	$0.802779	$1.021871	444,036.351
	2002	$1.401905	$1.042538	2,763,540.698	$1.000000	$0.802779	248,378.848
	2001	$1.615156	$1.401905	3,498,073	N/A	N/A	N/A
	2000	$1.838549	$1.615156	3,848,389	N/A	N/A	N/A
	1999	$1.574288	$1.838549	3,001,172	N/A	N/A	N/A
	1998	$1.217647	$1.574288	4,212,857	N/A	N/A	N/A
	1997	$1.140312	$1.217647	517,261	N/A	N/A	N/A
Marsico Growth - Initial Class(5)b	2005	$0.781242	$0.836629	1,044,849.764	$1.322924	$1.418087	508,575.894
	2004	$0.705753	$0.781242	1,069,522.114	$1.193911	$1.322924	31,344.704
	2003	$0.566427	$0.705753	443,622.424	$1.000000	$1.193911	51,120.812
	2002	$0.775980	$0.566427	173,391.851	N/A	N/A	N/A
	2001	$0.916033	$0.775980	219,401	N/A	N/A	N/A
	2000	$1.000000	$0.916033	227,698	N/A	N/A	N/A
Mercury Large Cap Value - Initial Class(5)	2005	$1.323836	$1.513729	546,559.234	$1.211837	$1.387034	420,662.551
	2004	$1.134367	$1.323836	239,672.730	$1.037373	$1.211837	465,807.376
	2003	$0.886287	$1.134367	328,517.577	$0.809708	$1.037373	443,493.164
	2002	$1.047563	$0.886287	448,557.324	$1.000000	$0.809708	236,553.168
	2001	$1.081878	$1.047563	321,552	N/A	N/A	N/A
	2000	$1.000000	$1.081878	49,102	N/A	N/A	N/A
MFS High Yield - Initial Class(3)	2005	$1.214656	$1.219659	594,717.388	$1.246462	$1.252826	683,544.972
	2004	$1.122105	$1.214656	634,725.389	$1.150343	$1.246462	835,611.020
	2003	$0.966374	$1.122105	1,050,654.492	$0.989712	$1.150343	853,805.903
	2002	$0.960010	$0.966374	892,285.770	$0.954934	$0.989712	426,277.791
	2001	$0.938048	$0.960010	777,202	N/A	N/A	N/A
	2000	$1.003083	$0.938048	708,577	N/A	N/A	N/A
	1999	$0.960378	$1.003083	625,740	N/A	N/A	N/A
	1998	$1.000000	$0.960378	277,923	N/A	N/A	N/A
PIMCO Total Return - Initial Class(8)	2005	$1.121717	$1.132042	1,182,789.326	$1.124682	$1.136148	3,517,784.087
	2004	$1.088527	$1.121717	714,569.883	$1.090330	$1.124682	3,617,838.035
	2003	$1.052178	$1.088527	679,841.292	$1.052874	$1.090330	3,612,769.754
	2002	$1.000000	$1.052178	383,157.619	$1.000000	$1.052874	2,318,021.651
Salomon All Cap - Initial Class(5)	2005	$1.107261	$1.136546	619,924.943	$1.105003	$1.135338	952,347.725
	2004	$1.028766	$1.107261	547,285.903	$1.025659	$1.105003	1,182,161.415
	2003	$0.771838	$1.028766	544,737.176	$0.768745	$1.025659	1,090,111.057
	2002	$1.039580	$0.771838	512,988.743	$1.000000	$0.768745	422,351.461
	2001	$1.032666	$1.039580	480,533	N/A	N/A	N/A
	2000	$1.000000	$1.032666	345,974	N/A	N/A	N/A
Templeton Great Companies Global - Initial Class(6)	2005	$0.564642	$0.598455	544,766.618	$1.116318	$1.184338	42,495.629
	2004	$0.753804	$0.564642	683,725.360	$1.033137	$1.116318	18,101.734
	2003	$0.603147	$0.753804	23,897.182	$0.825826	$1.033137	18,876.611
	2002	$0.779219	$0.603147	9,359.356	$1.000000	$0.825826	25,480.593
	2001	$0.950187	$0.779219	9,361	N/A	N/A	N/A
	2000	$1.000000	$0.950187	1,000	N/A	N/A	N/A
Transamerica Balanced - Initial Class(8)	2005	$1.157655	$1.232622	21,211.314	$1.160714	$1.237092	83,067.528
	2004	$1.056091	$1.157655	35,768.079	$1.057833	$1.160714	85,354.474
	2003	$0.940213	$1.056091	17,469.432	$0.940839	$1.057833	100,544.543
	2002	$1.000000	$0.940213	17,569.282	$1.000000	$0.940839	63,625.690
Transamerica Convertible Securities - Initial Class(8)	2005	$1.256871	$1.287698	281,000.820	$1.260191	$1.292368	487,124.507
	2004	$1.126105	$1.256871	123,889.430	$1.127956	$1.260191	515,791.961
	2003	$0.923378	$1.126105	20,586.219	$0.923984	$1.127956	404,453.723
	2002	$1.000000	$0.923378	7,072.662	$1.000000	$0.923984	214,322.097

98

		1.40% (Continued)			1.30% (Continued)
Subaccount	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
Transamerica Equity - Initial Class(5)	2005	$0.764836	$0.879044	1,454,174.264	$1.248282	$1.436101	649,576.011
	2004	$0.669708	$0.764836	1,198,536.722	$1.091940	$1.248282	686,814.993
	2003	$0.517494	$0.669708	526,521.398	$0.842931	$1.091940	206,485.414
	2002	$0.674851	$0.517494	527,306.871	$1.000000	$0.842931	154,745.090
	2001	$0.830824	$0.674851	472,555	N/A	N/A	N/A
	2000	$1.000000	$0.830824	271,624	N/A	N/A	N/A
Transamerica Growth Opportunities - Initial Class(7)	2005	$1.393038	$1.596837	226,788.876	$1.182204	$1.356483	429,145.363
	2004	$1.211201	$1.393038	225,981.082	$1.026868	$1.182204	484,459.259
	2003	$0.936005	$1.211201	27,264.422	$0.792775	$1.026868	166,651.503
	2002	$1.107646	$0.936005	59,324.891	$1.000000	$0.792775	162,427.490
	2001	$1.000000	$1.107646	22,959	N/A	N/A	N/A
Transamerica Money Market - Initial Class(1)	2005	$1.352646	$1.372479	1,423,698.980	$0.990971	$1.006491	882,078.300
	2004	$1.357996	$1.352646	1,018,390.959	$0.993896	$0.990971	802,958.874
	2003	$1.366869	$1.357996	936,182.839	$0.999405	$0.993896	682,961.604
Transamerica Small/Mid Cap Value - Initial Class(1)	2005	$4.084993	$4.575107	2,558,326.072	$1.351774	$1.515446	165,773.954
	2004	$3.560345	$4.084993	2,176,672.064	$1.176997	$1.351774	177,107.523
	2003	$1.891803	$3.560345	1,527,621.090	$0.624786	$1.176997	184,776.166
	2002	$3.168906	$1.891803	1,831,806.132	$1.000000	$0.624786	270,032.372
	2001	$2.495215	$3.168906	2,320,400	N/A	N/A	N/A
	2000	$2.278888	$2.495215	2,058,766	N/A	N/A	N/A
	1999	$1.781970	$2.278888	1,327,061	N/A	N/A	N/A
	1998	$1.851229	$1.781970	4,007,193	N/A	N/A	N/A
	1997	$1.763002	$1.851229	427,723	N/A	N/A	N/A
Transamerica U.S. Government Securities - Initial Class(1)	2005	$1.526143	$1.538696	1,428,923.629	$1.080729	$1.090697	1,691,953.248
	2004	$1.498190	$1.526143	1,397,152.053	$1.059877	$1.080729	1,656,064.059
	2003	$1.475683	$1.498190	1,409,012.209	$1.042912	$1.059877	1,655,492.145
	2002	$1.414117	$1.475683	1,808,847.947	$1.000000	$1.042912	1,389,505.540
	2001	$1.364481	$1.414117	1,777,913	N/A	N/A	N/A
	2000	$1.255919	$1.364481	1,209,211	N/A	N/A	N/A
	1999	$1.283878	$1.255919	1,667,132	N/A	N/A	N/A
	1998	$1.215033	$1.283878	2,530,595	N/A	N/A	N/A
	1997	$1.156486	$1.215033	142,705	N/A	N/A	N/A
T. Rowe Price Equity Income - Initial Class(1)	2005	$2.836258	$2.912133	2,901,223.591	$1.181867	$1.214671	1,838,223.059
	2004	$2.505001	$2.836258	2,405,871.694	$1.042793	$1.181867	1,620,842.533
	2003	$2.022500	$2.505001	2,012,238.972	$0.841110	$1.042793	1,818,429.181
	2002	$2.352249	$2.022500	2,305,320.429	$1.000000	$0.841110	1,068,795.427
	2001	$2.334702	$2.352249	2,657,580	N/A	N/A	N/A
	2000	$2.107761	$2.334702	2,368,905	N/A	N/A	N/A
	1999	$2.061049	$2.107761	1,874,944	N/A	N/A	N/A
	1998	$1.925022	$2.061049	5,183,439	N/A	N/A	N/A
	1997	$1.757991	$1.925022	399,677	N/A	N/A	N/A
T. Rowe Price Growth Stock - Initial Class(1)	2005	$2.892491	$3.028461	2,122,403.723	$1.144273	$1.199234	1,220,627.660
	2004	$2.669933	$2.892491	1,838,769.395	$1.055194	$1.144273	1,496,073.109
	2003	$2.070419	$2.669933	1,475,237.991	$0.817448	$1.055194	1,435,087.254
	2002	$2.719986	$2.070419	1,650,907.529	$1.000000	$0.817448	853,039.860
	2001	$3.066258	$2.719986	2,082,841	N/A	N/A	N/A
	2000	$3.124914	$3.066258	2,178,410	N/A	N/A	N/A
	1999	$2.587405	$3.124914	1,602,289	N/A	N/A	N/A
	1998	$2.043487	$2.587405	3,959,439	N/A	N/A	N/A
	1997	$1.905196	$2.043487	275,874	N/A	N/A	N/A
T. Rowe Price Small Cap - Initial Class(5)	2005	$0.822294	$0.897026	746,804.266	$1.123465	$1.226760	884,833.769
	2004	$0.755520	$0.822294	849,613.731	$1.031215	$1.123465	951,825.476
	2003	$0.545628	$0.755520	759,170.973	$0.744004	$1.031215	1,060,864.160
	2002	$0.761551	$0.545628	782,115.606	$1.000000	$0.744004	539,694.275
	2001	$0.855380	$0.761551	1,016.760	N/A	N/A	N/A
	2000	$1.000000	$0.855380	350,710	N/A	N/A	N/A

99

		1.40% (Continued)			1.30% (Continued)
Subaccount	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
Van Kampen Active International Allocation - Initial Class(1)	2005	$1.504078	$1.687937	2,369,864.810	$1.237571	$1.390238	533,353.634
	2004	$1.314348	$1.504078	2,050,632.390	$1.080388	$1.237571	307,262.736
	2003	$1.003493	$1.314348	1,394,729.753	$0.824046	$1.080388	257,636.614
	2002	$1.225547	$1.003493	1,518,405.885	$1.000000	$0.824046	99,636.670
	2001	$1.613169	$1.225547	2,033,075	N/A	N/A	N/A
	2000	$2.001071	$1.613169	1,859,245	N/A	N/A	N/A
	1999	$1.529630	$2.001071	1,186,858	N/A	N/A	N/A
	1998	$1.346560	$1.529630	3,171,012	N/A	N/A	N/A
	1997	$1.490376	$1.346560	396,884	N/A	N/A	N/A
Van Kampen Large Cap Core - Initial Class(1)	2005	$2.942759	$3.175486	1,311,048.973	$1.162777	$1.255965	263,704.550
	2004	$2.646551	$2.942759	1,176,069.511	$1.044706	$1.162777	277,444.584
	2003	$2.216306	$2.646551	1,023,565.418	$0.874009	$1.044706	268,697.734
	2002	$2.687589	$2.216306	1,383,970.858	$1.000000	$0.874009	214,769.043
	2001	$2.932518	$2.687589	1,580,916	N/A	N/A	N/A
	2000	$3.160924	$2.932518	1,519,535	N/A	N/A	N/A
	1999	$2.530280	$3.160924	1,189,043	N/A	N/A	N/A
	1998	$2.171948	$2.530280	2,567,842	N/A	N/A	N/A
	1997	$2.073492	$2.171948	146,972	N/A	N/A	N/A
Van Kampen MidCap Growth - Initial Class(7)c	2005	$0.710611	$0.753727	140,566.261	$0.968672	$1.028462	655,196.035
	2004	$0.672550	$0.710611	124,703.406	$0.915881	$0.968672	700,102.325
	2003	$0.532132	$0.672550	218,506.232	$0.723956	$0.915881	646,387.625
	2002	$0.806099	$0.532132	138,342,162	$1.000000	$0.723956	415,655.829
	2001	$1.000000	$0.806099	44,660	N/A	N/A	N/A

(1)	Subaccount Inception Date July 3, 1997.

(2)	Subaccount Inception Date February 2, 1998.

(3)	Subaccount Inception Date June 2, 1998.

(4)	Subaccount Inception Date July 1, 1998.

(5)	Subaccount Inception Date May 1, 2000.

(6)	Subaccount Inception Date October 9, 2000.

(7)	Subaccount Inception Date May 1, 2001.

(8)	Subaccount Inception Date May 1, 2002.

(9)	Subaccount Inception Date November 3, 2003.

[a]	Formerly known as Clarion Real Estate Securities.

[b]	This subaccount was re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 you may only invest in the Initial Class shares. If you purchased your policy on May 1, 2003 or after, you may only invest in Service Class shares.

[c]	Formerly known as Van Kampen Emerging Growth.

International Moderate Growth Fund had not commenced operations as of December 31, 2005, therefore, comparable data is not available.

[THIS SPACE INTENTIONALLY LEFT BLANK]

100

Subaccount	Year	1.25%
		Beginning AUV		Ending AUV		# Units
Mercury Basic Value V.I Fund(1)	2005 2004 2003 2002 2001	$ $ $ $ $	1.144027 1.042915 0.792544 0.975841 1.000000	$ $ $ $ $	1.163140 1.144027 1.042915 0.792544 0.975841	3,948,395.889 4,318,898.00 4,288,462.40 4,170,511.78 891,090
Mercury Global Allocation V.I Fund(1)	2005 2004 2003 2002 2001	$ $ $ $ $	1.476737 1.307272 0.869886 0.981284 1.000000	$ $ $ $ $	1.611945 1.476737 1.307272 0.869886 0.981284	260,220.675 148,216.67 39,321.46 39,818.21 1,000
Mercury High Current Income V.I Fund(1)	2005 2004 2003 2002 2001	$ $ $ $ $	1.329750 1.204082 0.951595 0.977820 1.000000	$ $ $ $ $	1.333658 1.329750 1.204082 0.951595 0.977820	1,392,488.735 1,260,738.65 1,249,778.43 1,369,869.11 274,630
Asset Allocation Conservative Portfolio - Initial Class(8)	2005 2004 2003 2002	$ $ $ $	1.181090 1.090010 0.897884 1.000000	$ $ $ $	1.227011 1.181090 1.090010 0.897884	891,891.143 438,641.080 393,484.536 99.910
Asset Allocation - Growth Portfolio - Initial Class(8)	2005 2004 2003 2002	$ $ $ $	1.174501 1.041488 0.806199 1.000000	$ $ $ $	1.302034 1.174501 1.041488 0.806199	300,581.621 87,747.507 234,637.209 230,786.046
Asset Allocation - Moderate Portfolio - Initial Class(8)	2005 2004 2003 2002	$ $ $ $	1.179545 1.072164 0.869359 1.000000	$ $ $ $	1.251752 1.179545 1.072164 0.869359	2,216,653.107 2,391,625.786 1,515,767.344 394,905.744
Asset Allocation - Moderate Growth Portfolio - Initial Class(8)	2005 2004 2003 2002	$ $ $ $	1.184162 1.055976 0.840747 1.000000	$ $ $ $	1.285492 1.184162 1.055976 0.840747	2,030,869.964 2,585,982.521 1,079,814.916 243,545.678
American Century International - Initial Class(7)	2005 2004 2003 2002 2001	$ $ $ $ $	0.897669 0.794901 0.642367 0.834029 1.000000	$ $ $ $ $	1.000666 0.897669 0.794901 0.642367 0.834029	1,063,768.216 756,138.449 883,158.814 564,907.520 245,426
American Century Large Company Value - Initial Class(7)	2005 2004 2003 2002 2001	$ $ $ $ $	1.071206 0.952152 0.748541 0.940149 1.000000	$ $ $ $ $	1.101883 1.071206 0.952152 0.748541 0.940149	594,087.848 651,845.687 611,913.894 580,090.907 92,008
Capital Guardian Global - Initial Class(2)	2005 2004 2003 2002 2001	$ $ $ $ $	1.035306 0.945434 0.695651 0.875178 1.000000	$ $ $ $ $	1.126627 1.035306 0.945434 0.695651 0.875178	653,325.329 478,811.233 317,797.340 326,603.536 13,935
Capital Guardian U.S. Equity - Initial Class(4)	2005 2004 2003 2002 2001	$ $ $ $ $	1.039535 0.958896 0.711263 0.945070 1.000000	$ $ $ $ $	1.091494 1.039535 0.958896 0.711263 0.945070	954,865.704 1,088,817.710 1,074,544.413 1,041,318.861 93,088
Capital Guardian Value - Initial Class(1)	2005 2004 2003 2002 2001	$ $ $ $ $	1.227809 1.065254 0.801427 1.023245 1.000000	$ $ $ $ $	1.306178 1.227809 1.065254 0.801427 1.023245	1,821,770.604 2,028,613.426 1,651,529.668 1,660,061.823 311,539

101

	Year	1.25% (Continued)
Subaccount		Beginning AUV		Ending AUV		# Units
Clarion Global Real Estate Securities - Initial Class(8)a	2005 2004 2003 2002	$ $ $ $	1.637853 1.248199 0.931052 1.000000	$ $ $ $	1.835653 1.637853 1.248199 0.931052	76,193.806 52,452.469 48,955.630 16,861.570
Great Companies AmericaSM - Initial Class(7)	2005 2004 2003 2002 2001	$ $ $ $ $	0.953523 0.949135 0.770822 0.984049 1.000000	$ $ $ $ $	0.978323 0.953523 0.949135 0.770822 0.984049	136,590.323 138,000.038 150,758.783 153,596.315 4,650
Great Companies - Technology SM - Initial Class (7)	2005 2004 2003 2002 2001	$ $ $ $ $	0.753409 0.705945 0.473501 0.774757 1.000000	$ $ $ $ $	0.759472 0.753409 0.705945 0.473501 0.774757	85,906.790 86,178.230 113,061.854 102,242.399 118,826
Janus Growth - Initial Class (1)	2005 2004 2003 2002 2001	$ $ $ $ $	0.799822 0.700984 0.537330 0.784523 1.000000	$ $ $ $ $	0.868551 0.799822 0.700984 0.537330 0.784523	885,249.502 742,639.437 302,447.206 302,564.155 165,159
Jennison Growth - Initial Class(1)	2005 2004 2003 2002 2001	$ $ $ $ $	0.818602 0.759530 0.597188 0.873072 1.000000	$ $ $ $ $	0.919997 0.818602 0.759530 0.597188 0.873072	193,613.176 130,410.962 5,878.870 26,824.008 10,086
J.P. Morgan Enhanced Index - Initial Class(1)	2005 2004 2003 2002 2001	$ $ $ $ $	0.934991 0.852747 0.669596 0.899067 1.000000	$ $ $ $ $	0.955422 0.934991 0.852747 0.669596 0.899067	959,649.992 845,403.520 728,148.836 744,144.999 170,071
Marsico Growth - Initial Class(5)b	2005 2004 2003 2002 2001	$ $ $ $ $	0.894235 0.806626 0.646422 0.884268 1.000000	$ $ $ $ $	0.959028 0.894235 0.806626 0.646422 0.884268	793,861.415 711,432.925 497,779.306 502,530.925 263,027
Mercury Large Cap Value - Initial Class(5)	2005 2004 2003 2002 2001	$ $ $ $ $	1.199353 1.026183 0.800587 0.944875 1.000000	$ $ $ $ $	1.373411 1.199353 1.026183 0.800587 0.944875	645,519.887 524,333.478 323,754.130 345,911.748 78,055
MFS High Yield - Initial Class(3)	2005 2004 2003 2002 2001	$ $ $ $ $	1.246176 1.149503 0.988505 0.980546 1.000000	$ $ $ $ $	1.253150 1.246176 1.149503 0.988505 0.980546	958,814.443 1,039,048.714 945,857.760 668,239.890 128,926
PIMCO Total Return - Initial Class(8)	2005 2004 2003 2002	$ $ $ $	1.126172 1.091227 1.053222 1.000000	$ $ $ $	1.138214 1.126172 1.091227 1.053222	1,131,601.004 1,031,424.520 1,136,788.575 730,334.216
Salomon All Cap - Initial Class(5)	2005 2004 2003 2002 2001	$ $ $ $ $	1.012203 0.939060 0.703500 0.946133 1.000000	$ $ $ $ $	1.040511 1.012203 0.939060 0.703500 0.946133	1,106,429.851 1,190,868.567 1,227,481.355 1,326,410.487 277,733

102

	Year	1.25% (Continued)
Subaccount		Beginning AUV		Ending AUV		# Units
Templeton Great Companies Global - Initial Class(6)	2005 2004 2003 2002 2001	$ $ $ $ $	0.967022 0.894511 0.714658 0.921911 1.000000	$ $ $ $ $	1.026448 0.967022 0.894511 0.714658 0.921911	174,435.106 134,120.169 112,489.143 105,241.149 34,780
Transamerica Balanced - Initial Class(8)	2005 2004 2003 2002	$ $ $ $	1.16224 1.058695 0.941146 1.000000	$ $ $ $	1.239342 1.16224 1.058695 0.941146	38,851.115 21,572.926 21,679.022 99.910
Transamerica Convertible Securities - Initial Class(8)	2005 2004 2003 2002	$ $ $ $	1.261856 1.128889 0.924287 1.000000	$ $ $ $	1.294720 1.261856 1.128889 0.924287	52,551.206 33,666.427 10,933.864 99.910
Transamerica Equity - Initial Class(5)	2005 2004 2003 2002 2001	$ $ $ $ $	0.993375 0.868532 0.670137 0.872609 1.000000	$ $ $ $ $	1.143396 0.993375 0.868532 0.670137 0.872609	1,193,892.400 1,289,128.283 736,208.988 994,698.989 245,830
Transamerica Growth Opportunities - Initial Class(7)	2005 2004 2003 2002 2001	$ $ $ $ $	1.400632 1.215991 0.938318 1.108736 1.000000	$ $ $ $ $	1.607904 1.400632 1.215991 0.938318 1.108736	677,299.748 726,666.825 266,858.120 298,152.367 103,014
Transamerica Money Market - Initial Class(1)	2005 2004 2003	$ $ $	1.004042 1.006504 1.011588	$ $ $	1.020274 1.004042 1.006504	733,616.745 714,141.937 760,607.724
Transamerica Small/Mid Cap Value - Initial Class(1)	2005 2004 2003 2002 2001	$ $ $ $ $	1.267497 1.103071 0.585256 0.978906 1.000000	$ $ $ $ $	1.421656 1.267497 1.103071 0.585256 0.978906	2,802,571.422 3,014,770.294 2,672,494.596 3,293,032.918 680,486
Transamerica U.S. Government Securities - Initial Class(1)	2005 2004 2003 2002 2001	$ $ $ $ $	1.102034 1.080238 1.062441 1.016603 1.000000	$ $ $ $ $	1.112738 1.102034 1.080238 1.062441 1.016603	2,776,720.582 2,808,895.024 3,219,804.739 3,474,144.524 549,854
T. Rowe Price Equity Income - Initial Class(1)	2005 2004 2003 2002 2001	$ $ $ $ $	1.197716 1.056260 0.851550 0.988919 1.000000	$ $ $ $ $	1.231572 1.197716 1.056260 0.851550 0.988919	2,484,754.294 3,096,980.033 2,561,029.409 2,757,519.217 641,370
T. Rowe Price Growth Stock - Initial Class(1)	2005 2004 2003 2002 2001	$ $ $ $ $	0.920713 0.920713 0.712910 0.935195 1.000000	$ $ $ $ $	1.047441 0.998938 0.920713 0.712910 0.935195	2,809,414.098 2,455,926.094 2,113,251.130 2,332,528.627 562,032
T. Rowe Price Small Cap - Initial Class(5)	2005 2004 2003 2002 2001	$ $ $ $ $	1.036804 0.951198 0.685942 0.955974 1.000000	$ $ $ $ $	1.132689 1.036804 0.951198 0.685942 0.955974	902,884.564 922,663.843 1,082,207.561 1,121,595.884 126,060

103

	Year	1.25% (Continued)
Subaccount		Beginning AUV	Ending AUV	# Units
Van Kampen Active International Allocation - Initial Class(1)	2005	$1.023500	$1.150322	1,378,413.110
	2004	$0.893060	$1.023500	1,291,814.401
	2003	$0.680836	$0.893060	618,179.887
	2002	$0.830259	$0.680836	598,957.784
	2001	$1.000000	$0.830259	86,172
Van Kampen Large Cap Core - Initial Class(1)	2005	$1.061119	$1.146722	1,688,849.862
	2004	$0.952895	$1.061119	2,036,497.323
	2003	$0.796805	$0.952895	1,581,165.185
	2002	$0.964813	$0.796805	1,681,401.994
	2001	$1.000000	$0.964813	606,384
Van Kampen Mid-Cap Growth - Initial Class(7)c	2005	$0.714492	$0.758974	1,203,740.477
	2004	$0.675216	$0.714492	1,306,789.911
	2003	$0.533456	$0.675216	1,388,594.798
	2002	$0.806903	$0.533456	2,204,412.828
	2001	$1.000000	$0.806903	377,353
PAM Transamerica U.S. Government Securities - Service Class(9)	2005	$1.027279	$1.034732	0.000
	2004	$1.010822	$1.027279	0.000
	2003	$1.000000	$1.010822	0.000
AIM V.I. Basic Value Fund - Series II Shares(1)	2005	$1.093885	$1.139065	0.000
	2004	$0.999279	$1.093885	0.000
	2003	$0.759054	$0.999279	0.000
	2002	$1.000000	$0.759054	42,461.523
AIM V.I. Capital Appreciation Fund - Series II Shares(8)	2005	$1.064339	$1.141419	0.000
	2004	$1.013497	$1.064339	0.000
	2003	$0.794340	$1.013497	0.000
	2002	$1.000000	$0.794340	99.910
AllianceBernstein Growth and Income Portfolio - Class B(7)	2005	$1.020495	$1.054234	2,253,919.210
	2004	$0.929033	$1.020495	2,593,744.737
	2003	$0.711608	$0.929033	2,960,088.281
	2002	$0.926892	$0.711608	2,850,562.724
	2001	$1.000000	$0.926892	518,898
AllianceBernstein Large Cap Growth Portfolio - Class B(7)	2005	$0.762441	$0.864830	921,256.559
	2004	$0.712537	$0.762441	1,075,117.181
	2003	$0.584791	$0.712537	1,592,267.943
	2002	$0.770183	$0.584791	1,546,736.466
	2001	$1.000000	$0.856157	509,161
Janus Aspen - Mid Cap Growth Portfolio - Service Shares(6)	2005	$0.865925	$0.958132	154,137.402
	2004	$0.727757	$0.865925	154,620.181
	2003	$0.546769	$0.727757	149,425.595
	2002	$0.770183	$0.546769	167,137.379
	2001	$1.000000	$0.770183	32,357
Janus Aspen - Mid Cap Value Portfolio - Service Shares(6)	2005	$1.112886	$1.209131	86,934.106
	2004	$0.956576	$1.112886	110,995.797
	2003	$0.685852	$0.956576	111,127.621
	2002	$0.906817	$0.685852	115,229.879
	2001	$1.000000	$0.906817	59,102
Janus Aspen -World Wide Growth Portfolio - Service Shares(6)	2005	$0.774544	$0.807605	997,700.061
	2004	$0.750275	$0.774544	1,064,183.988
	2003	$0.614202	$0.750275	1,127,013.431
	2002	$0.837086	$0.614202	1,330,626.326
	2001	$1.000000	$0.837086	198,635
MFS New Discovery Series - Service Class(8)	2005	$1.034152	$1.072810	13,882.640
	2004	$0.985901	$1.034152	14,057.930
	2003	$0.748106	$0.985901	12,921.904
	2002	$1.000000	$0.748106	13,073.612

104

	Year	1.25% (Continued)
Subaccount		Beginning AUV	Ending AUV	# Units
MFS Total Return Series - Service Class(8)	2005	$1.154522	$1.169929	141,296.068
	2004	$1.052890	$1.154522	101,626.459
	2003	$0.918965	$1.052890	32,133.945
	2002	$1.000000	$0.918965	73,983.989
Fidelity VIP - Contrafund® Portfolio - Service Class 2(5)	2005	$1.217763	$1.402996	957,736.899
	2004	$1.070719	$1.217763	877,701.983
	2003	$0.845652	$1.070719	903,636.920
	2002	$0.947203	$0.845652	892,593.822
	2001	$1.000000	$0.947203	165,537
Fidelity -VIP Equity- Income Portfolio - Service Class 2(5)	2005	$1.082525	$1.128753	476,246.811
	2004	$0.985400	$1.082525	564,163.301
	2003	$0.767303	$0.985400	594,701.497
	2002	$0.937746	$0.767303	550,045.604
	2001	$1.000000	$0.937746	76,893
Fidelity -VIP Growth Portfolio - Service Class 2(7)	2005	$0.797318	$0.830834	147,620.614
	2004	$0.782870	$0.797318	254,067.164
	2003	$0.598043	$0.782870	463,098.979
	2002	$0.868717	$0.598043	343,592.321
	2001	$1.000000	$0.868717	90,444
Fidelity –VIP Growth Opportunities Portfolio - Service Class 2(5)	2005	$0.949257	$1.018922	104,833.751
	2004	$0.899200	$0.949257	107,971.465
	2003	$0.703559	$0.899200	108,249.828
	2002	$0.913372	$0.703559	209,107.008
	2001	$1.000000	$0.913372	32,325
Fidelity -VIP Mid Cap Portfolio - Service Class 2(5)	2005	$1.537512	$1.792176	1,390,058.699
	2004	$1.248854	$1.537512	1,352,964.418
	2003	$0.914603	$1.248854	1,353,943.158
	2002	$1.029218	$0.914603	1,664,798.002
	2001	$1.000000	$1.029218	222,446
Fidelity -VIP Value Strategies Portfolio - Service Class 2(8)	2005	$1.309575	$1.324841	164,785.420
	2004	$1.164786	$1.309575	128,750.295
	2003	$0.749434	$1.164786	196,260.502
	2002	$1.000000	$0.749434	104,084.605

(1)	Subaccount Inception Date July 3, 1997.

(2)	Subaccount Inception Date February 2, 1998.

(3)	Subaccount Inception Date June 2, 1998.

(4)	Subaccount Inception Date July 1, 1998.

(5)	Subaccount Inception Date May 1, 2000.

(6)	Subaccount Inception Date October 9, 2000.

(7)	Subaccount Inception Date May 1, 2001.

(8)	Subaccount Inception Date May 1, 2002.

(9)	Subaccount Inception Date November 3, 2003.

[a]	Formerly known as Clarion Real Estate Securities.

[b]	This subaccount was re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 you may only invest in the Initial Class shares. If you purchased your policy on May 1, 2003 or after, you may only invest in Service Class shares.

[c]	Formerly known as Van Kampen Emerging Growth.

International Moderate Growth Fund had not commenced operations as of December 31, 2005, therefore, comparable data is not available.

105

APPENDIX C

HISTORICAL PERFORMANCE DATA

Standard Performance Data

Transamerica may advertise historical yields and total returns for the subaccounts of the separate account. In addition, Transamerica may advertise the effective yield of the subaccount investing in the Transamerica Money Market Portfolio (the “Transamerica Money Market Subaccount”). These figures are calculated according to standardized methods prescribed by the SEC. They are based on historical earnings and are not intended to indicate future performance.

Transamerica Money Market Subaccount. The yield of the Transamerica Money Market Subaccount for a policy refers to the annualized income generated by an investment under a policy in the subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment under a policy in the subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Other Subaccounts. The yield of a subaccount (other than the Transamerica Money Market Subaccount) for a policy refers to the annualized income generated by an investment under a policy in the subaccount over a specified thirty-day period. The yield is calculated by assuming that the income generated by the investment during that thirty-day period is generated each thirty-day period over a 12-month period and is shown as a percentage of the investment.

The total return of a subaccount refers to return quotations assuming an investment under a policy has been held in the subaccount for various periods of time including a period measured from the date the subaccount commenced operations. When a subaccount has been in operation for one, five, and ten years, respectively, the total return for these periods will be provided. The total return quotations for a subaccount will represent the average annual compounded rates of return that equate an initial investment of $1,000 in the subaccount to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided.

The yield and total return calculations for a subaccount do not reflect the effect of any premium taxes that may be applicable to a particular policy and they may not reflect the charges for any optional features. To the extent that any or all of a premium tax is applicable to a particular policy, or one or more features are elected, the yield and/or total return of that policy will be reduced. For additional information regarding yields and total returns calculated using the standard formats briefly summarized above, please refer to the SAI, a copy of which may be obtained from the administrative and service office upon request.

Based on the method of calculation described in the discussion in this SAI, the average annual total returns for periods from inception of the subaccounts to December 31, 2005, and for the one and five year periods ended December 31, 2005 are shown in Tables 1-A and 1-B below. Total returns shown reflect deductions for the mortality and expense risk fee and the administrative charges, and any 12b-1 fee, if applicable restated as if the 12b-1 fee had been in existence from the inception date. Standard total return calculations will reflect the effect of surrender charges that may be applicable to a particular period.

106

TABLE 1 – A

Standard Average Annual Total Returns

(Assuming a Surrender Charge, ADD+ Rider, Liquidity Rider,

and Income Select for Life Rider with all Additional Benefits)

Annual Step-Up Death Benefit

(Total Separate Account Annual Expenses: 4.05%)

Subaccount	1 Year Ended 12/31/05	5 Year Ended 12/31/05	10 Year or Inception(1)	Subaccount Inception Date
Asset Allocation – Conservative Portfolio – Service Class	-6.47%	N/A	1.11%	May 1, 2002
Asset Allocation – Growth Portfolio – Service Class	0.27%	N/A	2.93%	May 1, 2002
Asset Allocation – Moderate Portfolio – Service Class	-4.31%	N/A	1.72%	May 1, 2002
Asset Allocation – Moderate Growth Portfolio – Service Class	-1.95%	N/A	2.54%	May 1, 2002
International Moderate Growth Fund – Service Class	0.87%	N/A	-4.12%	May 1, 2001
American Century International – Service Class	-7.46%	N/A	-2.02%	May 1, 2001
American Century Large Company Value – Service Class	-1.70%	-1.22%	1.75%	February 3, 1998
Capital Guardian Global – Service Class	-5.40%	-1.91%	-1.82%	October 9, 2000
Capital Guardian U.S. Equity – Service Class	-4.06%	2.25%	4.66%	May 27, 1993
Capital Guardian Value – Service Class	1.45%	N/A	13.96%	May 1, 2002
Clarion Global Real Estate Securities – Service Class(2)	-7.72%	N/A	-4.61%	May 1, 2001
Great Companies – AmericaSM – Service Class	-9.46%	N/A	-9.95%	May 1, 2001
Great Companies – TechnologySM – Service Class	N/A	N/A	N/A	May 1, 2006
Janus Growth – Service Class	-1.92%	-8.76%	3.24%	July 1, 1992
Jennison Growth – Service Class	1.75%	-7.13%	-3.89%	November 18, 1996
J.P. Morgan Enhanced Index – Service Class	-8.12%	-5.44%	1.59%	May 1, 1997
Marsico Growth – Service Class(3)	-3.22%	-5.52%	-6.28%	May 1, 2000
Mercury Large Cap Value – Service Class	3.89%	3.29%	4.04%	May 1, 2000
MFS High Yield – Service Class	-9.69%	1.68%	-0.32%	June 1, 1998
PIMCO Total Return – Service Class	-9.20%	N/A	-1.04%	May 1, 2002
Salomon All Cap – Service Class	-7.53%	-1.78%	-1.35%	May 1, 2000
Templeton Great Companies Global – Service Class	-4.29%	-8.87%	-12.43%	May 1, 2000
Transamerica Balanced – Service Class	-3.82%	N/A	1.41%	May 1, 2002
Transamerica Convertible Securities – Service Class	-7.72%	N/A	2.76%	May 1, 2002
Transamerica Equity – Service Class	4.50%	-2.58%	-5.90%	May 1, 2000
Transamerica Growth Opportunities – Service Class	4.19%	N/A	6.81%	May 1, 2001
Transamerica U.S. Government Securities – Service Class	-9.29%	-1.28%	0.19%	May 13, 1994
T. Rowe Price Equity Income – Service Class	-7.50%	0.80%	5.35%	January 3, 1995
T. Rowe Price Growth Stock – Service Class	-5.54%	-3.97%	5.23%	January 3, 1995
T. Rowe Price Small Cap – Service Class	-1.29%	-2.76%	-5.55%	May 1, 2000
Van Kampen Active International Allocation – Service Class	1.75%	-2.81%	0.71%	April 8, 1991
Van Kampen Large Cap Core – Service Class	-2.43%	-2.11%	4.12%	April 8, 1991
Van Kampen Mid-Cap Growth – Service Class(4)	-4.21%	N/A	-9.96%	May 1, 2001
AIM V.I. Basic Value Fund – Series II	-5.99%	N/A	-0.76%	May 1, 2002
AIM V.I. Capital Appreciation Fund – Series II	-2.97%	N/A	-0.70%	May 1, 2002
AllianceBernstein Growth and Income Portfolio – Class B	-6.78%	N/A	-2.73%	May 1, 2001
AllianceBernstein Large Cap Growth Portfolio – Class B	3.06%	N/A	-6.99%	May 1, 2001
Janus Aspen – Mid Cap Growth Portfolio – Service Shares	0.34%	-9.46%	-14.63%	October 9, 2000
Janus Aspen – Worldwide Growth Portfolio – Service Shares	-5.85%	-9.59%	-11.46%	October 9, 2000
MFS New Discovery Series – Service Class	-6.37%	N/A	-2.46%	May 1, 2002
MFS Total Return Series – Service Class	-8.70%	N/A	0.00%	May 1, 2002
Fidelity – VIP Contrafund® Portfolio – Service Class 2	4.92%	1.46%	-0.52%	May 1, 2000
Fidelity – VIP Equity- Income Portfolio – Service Class 2	-5.85%	-1.20%	0.09%	May 1, 2000
Fidelity – VIP Growth Portfolio – Service Class 2	-5.91%	N/A	-7.83%	May 1, 2001
Fidelity – VIP Mid Cap Portfolio – Service Class 2	6.34%	7.21%	8.13%	May 1, 2000
Fidelity – VIP Value Strategies Portfolio – Service Class 2	-8.86%	N/A	3.75%	May 1, 2002

107

TABLE 1 – B

Standard Average Annual Total Returns

(Assuming a Surrender Charge and No Optional Features)

Return of Premium Death Benefit

(Total Separate Account Annual Expenses: 1.30%)

Subaccount	1 Year Ended 12/31/05	5 Year Ended 12/31/05	10 Year or Inception(1)	Subaccount Inception Date
Asset Allocation – Conservative Portfolio – Service Class	-3.57%	N/A	4.26%	May 1, 2002
Asset Allocation – Growth Portfolio – Service Class	3.29%	N/A	6.11%	May 1, 2002
Asset Allocation – Moderate Portfolio – Service Class	-1.48%	N/A	4.85%	May 1, 2002
Asset Allocation – Moderate Growth Portfolio – Service Class	1.07%	N/A	5.74%	May 1, 2002
International Moderate Growth Fund – Service Class	N/A	N/A	N/A	May 1, 2005
American Century International – Service Class	3.82%	N/A	-1.30%	May 1, 2001
American Century Large Company Value – Service Class	-4.73%	N/A	0.84%	May 1, 2001
Capital Guardian Global – Service Class	1.26%	1.65%	4.59%	February 3, 1998
Capital Guardian U.S. Equity – Service Class	-2.53%	0.94%	1.03%	October 9, 2000
Capital Guardian Value – Service Class	-1.11%	5.31%	7.59%	May 27, 1993
Clarion Global Real Estate Securities – Service Class(2)	4.64%	N/A	17.41%	May 1, 2002
Great Companies - AmericaSM – Service Class	-4.93%	N/A	-1.79%	May 1, 2001
Great Companies – TechnologySM – Service Class	-6.68%	N/A	-7.27%	May 1, 2001
Janus Growth – Service Class	1.06%	-6.09%	6.14%	July 1, 1992
Jennison Growth – Service Class	5.00%	-4.41%	-1.21%	November 18, 1996
J.P. Morgan Enhanced Index – Service Class	-5.36%	-2.69%	4.44%	May 1, 1997
Marsico Growth – Service Class(3)	-0.41%	-2.77%	-3.55%	May 1, 2000
Mercury Large Cap Value – Service Class	7.35%	6.38%	7.14%	May 1, 2000
MFS High Yield – Service Class	-7.03%	4.77%	2.49%	June 1, 1998
PIMCO Total Return – Service Class	-6.51%	N/A	1.90%	May 1, 2002
Salomon All Cap – Service Class	-4.76%	1.06%	1.52%	May 1, 2000
Templeton Great Companies Global – Service Class	-1.38%	-6.15%	-9.78%	May 1, 2000
Transamerica Balanced – Service Class	-0.83%	N/A	4.60%	May 1, 2002
Transamerica Convertible Securities – Service Class	-5.02%	N/A	5.94%	May 1, 2002
Transamerica Equity – Service Class	7.94%	0.26%	-3.14%	May 1, 2000
Transamerica Growth Opportunities – Service Class	7.57%	N/A	10.04%	May 1, 2001
Transamerica U.S. Government Securities – Service Class	-6.56%	1.57%	2.99%	May 13, 1994
T. Rowe Price Equity Income – Service Class	-4.76%	3.81%	8.31%	January 3, 1995
T. Rowe Price Growth Stock – Service Class	-2.70%	-1.18%	8.19%	January 3, 1995
T. Rowe Price Small Cap – Service Class	1.75%	0.07%	-2.78%	May 1, 2000
Van Kampen Active International Allocation – Service Class	5.09%	-0.10%	3.47%	April 8, 1991
Van Kampen Large Cap Core – Service Class	0.49%	0.73%	7.05%	April 8, 1991
Van Kampen Mid-Cap Growth – Service Class(4)	-1.30%	N/A	-7.28%	May 1, 2001
AIM V.I. Basic Value Fund – Series II	-3.16%	N/A	2.22%	May 1, 2002
AIM V.I. Capital Appreciation Fund – Series II	-0.05%	N/A	2.28%	May 1, 2002
AllianceBernstein Growth and Income Portfolio – Class B	-3.98%	N/A	0.11%	May 1, 2001
AllianceBernstein Large Cap Growth Portfolio – Class B	6.41%	N/A	-4.25%	May 1, 2001
Janus Aspen – Mid Cap Growth Portfolio – Service Shares	3.41%	-6.81%	-12.09%	October 9, 2000
Janus Aspen – Worldwide Growth Portfolio – Service Shares	-3.02%	-6.94%	-8.85%	October 9, 2000
MFS New Discovery Series – Service Class	-3.55%	N/A	0.42%	May 1, 2002
MFS Total Return Series – Service Class	-5.95%	N/A	3.05%	May 1, 2002
Fidelity – VIP Contrafund® Portfolio – Service Class 2	8.33%	4.50%	2.40%	May 1, 2000
Fidelity – VIP Equity-Income Portfolio – Service Class 2	-3.02%	1.68%	3.05%	May 1, 2000
Fidelity – VIP Growth Portfolio – Service Class 2	-3.08%	N/A	-5.11%	May 1, 2001
Fidelity – VIP Mid Cap Portfolio – Service Class 2	9.79%	10.38%	11.31%	May 1, 2000
Fidelity – VIP Value Strategies Portfolio – Service Class 2	-6.12%	N/A	6.96%	May 1, 2002

(1)	If the corresponding inception date is less than ten years, the performance is for the time period since the corresponding inception date.

(2)	Formerly known as Clarion Real Estate Securities.

(3)	This subaccount has been re-opened for investments by any owner as of May 1, 2003. Any new investments in the re-opened subaccount will receive Service Class interests, however. Previously, this subaccount was only available to owners that held an investment in this subaccount on or before May 1, 2002. In addition, if any such owner surrendered all of his or her money in this subaccount on or before May 1, 2002, that owner could not reinvest in this subaccount.

(4)	Formerly known as Van Kampen Emerging Growth.

The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures above would have been lower. (See the prospectuses for the underlying fund portfolios.)

108

Non- Standard Performance Data

In addition to the standard data discussed above, similar performance data for other periods may also be shown.

Transamerica may also advertise or disclose average annual total return or other performance data in non-standard formats for a subaccount of the separate account. The non-standard performance data may assume that no surrender charge is applicable, and may also make other assumptions such as the amount invested in a subaccount, differences in time periods to be shown, or the effect of partial surrenders or annuity payments.

All non-standard performance data will be advertised only if the standard performance data is also disclosed. For additional information regarding the calculation of other performance data, please refer to the discussion in this SAI.

The non-standard average annual total return figures shown in Table 2 are based on the assumption that the policy is not surrendered, and therefore the surrender charge is not imposed. Also, Table 2 does not reflect the charge for any optional feature, and any 12b-1 fee, if applicable restated as if the 12b-1 fee had been in existence from the inception date.

[THIS SPACE IS INTENTIONALLY LEFT BLANK]

109

TABLE 2

Non- Standardized Average Annual Total Returns

(Assuming No Surrender Charge or Optional Features)

Return of Premium Death Benefit

(Total Separate Account Annual Expenses: 1.30%)

Subaccount	1 Year Ended 12/31/05	5 Year Ended 12/31/05	10 Year or Inception(1)	Subaccount Inception Date
Asset Allocation – Conservative Portfolio – Service Class	3.67%	N/A	5.43%	May 1, 2002
Asset Allocation – Growth Portfolio – Service Class	10.49%	N/A	7.13%	May 1, 2002
Asset Allocation – Moderate Portfolio – Service Class	5.76%	N/A	5.97%	May 1, 2002
Asset Allocation – Moderate Growth Portfolio – Service Class	8.30%	N/A	6.79%	May 1, 2002
International Moderate Growth Fund –Service Class	N/A	N/A	N/A	May 1, 2005
American Century International – Service Class	10.98%	N/A	-0.27%	May 1, 2001
American Century Large Company Value – Service Class	2.50%	N/A	1.79%	May 1, 2001
Capital Guardian Global – Service Class	8.49%	2.34%	4.63%	February 3, 1998
Capital Guardian U.S. Equity – Service Class	4.71%	1.66%	1.71%	October 9, 2000
Capital Guardian Value – Service Class	6.13%	5.78%	7.63%	May 27, 1993
Clarion Global Real Estate Securities – Service Class(2)	11.73%	N/A	17.64%	May 1, 2002
Great Companies – AmericaSM – Service Class	2.30%	N/A	-0.75%	May 1, 2001
Great Companies – TechnologySM – Service Class	0.56%	N/A	-6.00%	May 1, 2001
Janus Growth – Service Class	8.30%	-5.14%	6.18%	July 1, 1992
Jennison Growth – Service Class	12.07%	-3.53%	-1.17%	November 18, 1996
J.P. Morgan Enhanced Index – Service Class	1.88%	-1.87%	4.47%	May 1, 1997
Marsico Growth – Service Class(3)	6.83%	-1.94%	-2.78%	May 1, 2000
Mercury Large Cap Value – Service Class	14.25%	6.79%	7.43%	May 1, 2000
MFS High Yield – Service Class	0.20%	5.27%	2.52%	June 1, 1998
PIMCO Total Return – Service Class	0.73%	N/A	3.27%	May 1, 2002
Salomon All Cap – Service Class	2.48%	1.77%	2.12%	May 1, 2000
Templeton Great Companies Global – Service Class	5.86%	-5.20%	-8.75%	May 1, 2000
Transamerica Balanced – Service Class	6.41%	N/A	5.74%	May 1, 2002
Transamerica Convertible Securities – Service Class	2.22%	N/A	6.97%	May 1, 2002
Transamerica Equity – Service Class	14.79%	1.00%	-2.38%	May 1, 2000
Transamerica Growth Opportunities – Service Class	14.45%	N/A	10.39%	May 1, 2001
Transamerica U.S. Government Securities – Service Class	0.68%	2.26%	3.02%	May 13, 1994
T. Rowe Price Equity Income – Service Class	2.48%	4.36%	8.34%	January 3, 1995
T. Rowe Price Growth Stock – Service Class	4.54%	-0.40%	8.22%	January 3, 1995
T. Rowe Price Small Cap – Service Class	8.98%	0.82%	-2.03%	May 1, 2000
Van Kampen Active International Allocation – Service Class	12.16%	0.65%	3.51%	April 8, 1991
Van Kampen Large Cap Core – Service Class	7.73%	1.45%	7.08%	April 8, 1991
Van Kampen Mid-Cap Growth – Service Class(4)	5.94%	N/A	-6.00%	May 1, 2001
AIM V.I. Basic Value Fund – Series II	4.08%	N/A	3.56%	May 1, 2002
AIM V.I. Capital Appreciation Fund-Series II	7.19%	N/A	3.62%	May 1, 2002
AllianceBernstein Growth & Income Portfolio-Class B	3.26%	N/A	1.09%	May 1, 2001
AllianceBernstein Large Cap Growth Portfolio-Class B	13.37%	N/A	-3.11%	May 1, 2001
Janus Aspen – Mid Cap Growth Portfolio – Service Shares	10.59%	-5.84%	-10.90%	October 9, 2000
Janus Aspen – Worldwide Growth Portfolio – Service Shares	4.22%	-5.96%	-7.82%	October 9, 2000
MFS New Discovery Series – Service Class	3.69%	N/A	1.88%	May 1, 2002
MFS Total Return Series – Service Class	1.29%	N/A	4.32%	May 1, 2002
Fidelity – VIP Contrafund® Portfolio – Service Class 2	15.15%	5.02%	2.95%	May 1, 2000
Fidelity – VIP Equity- Income Portfolio – Service Class 2	4.22%	2.36%	3.56%	May 1, 2000
Fidelity – VIP Growth Portfolio – Service Class 2	4.15%	N/A	-3.94%	May 1, 2001
Fidelity – VIP Mid Cap Portfolio – Service Class 2	16.51%	10.60%	11.42%	May 1, 2000
Fidelity – VIP Value Strategies Portfolio – Service Class 2	1.12%	N/A	7.91%	May 1, 2002

(1)	If the corresponding inception date is less than ten years, the performance is for the time period since the corresponding inception date.

(2)	Formerly known as Clarion Real Estate Securities.

(3)	This subaccount has been re-opened for investments by any owner as of May 1, 2003. Any new investments in the re-opened subaccount will receive Service Class interests, however. Previously, this subaccount was only available to owners that held an investment in this subaccount on or before May 1, 2002. In addition, if any such owner surrendered all of his or her money in this subaccount on or before May 1, 2002, that owner could not reinvest in this subaccount.

(4)	Formerly known as Van Kampen Emerging Growth.

The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures above would have been lower. (See the prospectuses for the underlying fund portfolios.)

110

Adjusted Historical Performance Data of the Portfolios. The following performance data for the periods prior to the date the subaccount commenced operations is based on the performance of the corresponding portfolio and the assumption that the applicable subaccount was in existence for the same period as the corresponding portfolio with a level of charges equal to those currently assessed against the subaccount or against owner’s policy values.

In addition, Transamerica may present historical performance data for the portfolios since their inception reduced by some or all the fees and charges under the policy. Such adjusted historic performance includes data that precedes the inception dates on the subaccounts. This data is designed to show the performance that would have resulted if the policy had been in existence during that time.

For instance, as shown in Tables 3 and 4 below, Transamerica may disclose average annual total returns for the portfolios reduced by some or all fees and charges under the policy, as if the policy had been in existence since the inception of the portfolio. Such fees and charges include the mortality and expense risk fee, administrative charge, surrender charges, and any 12b-1 fee, if applicable restated as if the 12b-1 fee had been in existence from the inception date. Table 3 assumes a complete surrender of the policy at the end of the period, and therefore the surrender charge is deducted. Table 4 assumes that the policy is not surrendered, and therefore the surrender charge is not deducted. Also, Tables 3 and Table 4 do not reflect the charge of any optional rider.

The following information is also based on the method of calculation described in the discussion of this SAI. The adjusted historical average annual total returns for periods ended December 31, 2005, were as follows:

[THIS SPACE IS INTENTIONALLY LEFT BLANK]

111

TABLE 3

Hypothetical (Adjusted Historical) Average Annual Total Returns(1)

(Assuming a Surrender Charge and No Optional Features)

Return of Premium Death Benefit

(Total Separate Account Annual Expenses: 1.30%)

Portfolio	1 Year	5 Year	10 Year or Inception(2)	Corresponding Portfolio Inception Date
Asset Allocation – Conservative Portfolio – Service Class	-3.57%	N/A	4.26%	May 1, 2002
Asset Allocation – Growth Portfolio – Service Class	3.29%	N/A	6.11%	May 1, 2002
Asset Allocation – Moderate Portfolio – Service Class	-1.48%	N/A	4.85%	May 1, 2002
Asset Allocation – Moderate Growth Portfolio – Service Class	1.07%	N/A	5.74%	May 1, 2002
International Moderate Growth Fund – Service Class	N/A	N/A	N/A	May 1, 2006
American Century International – Service Class	3.82%	-3.08%	0.82%	January 1, 1997
American Century Large Company Value – Service Class	-4.73%	N/A	0.84%	May 1, 2001
Capital Guardian Global – Service Class	1.26%	1.65%	4.59%	February 3, 1998
Capital Guardian U.S. Equity – Service Class	-2.53%	0.94%	1.03%	October 9, 2000
Capital Guardian Value – Service Class	-1.11%	5.31%	7.59%	May 27, 1993
Clarion Global Real Estate Securities – Service Class(3)	4.64%	16.83%	10.91%	May 1, 1998
Great Companies – AmericaSM – Service Class	-4.93%	-4.07%	-1.47%	May 1, 2000
Great Companies – TechnologySM – Service Class	-6.68%	-10.82%	-16.32%	May 1, 2000
Janus Growth– Service Class	1.06%	-6.09%	6.14%	October 2, 1986
Jennison Growth – Service Class	5.00%	-4.41%	-1.21%	November 18, 1996
J.P. Morgan Enhanced Index – Service Class	-5.36%	-2.69%	4.44%	May 1, 1997
Marsico Growth – Service Class(4)	-0.41%	-2.77%	-1.15%	May 3, 1999
Mercury Large Cap Value – Service Class	7.35%	6.38%	8.27%	May 1, 1996
MFS High Yield – Service Class	-7.03%	4.77%	2.49%	June 1, 1998
PIMCO Total Return – Service Class	-6.51%	N/A	1.90%	May 1, 2002
Salomon All Cap – Service Class	-4.76%	1.06%	5.57%	May 3, 1999
Templeton Great Companies Global – Service Class	-1.38%	-6.15%	7.00%	December 3, 1992
Transamerica Balanced – Service Class	-0.83%	N/A	4.60%	May 1, 2002
Transamerica Convertible Securities – Service Class	-5.02%	N/A	5.94%	May 1, 2002
Transamerica Equity – Service Class	7.94%	0.26%	12.47%	Feb-26-1969*
Transamerica Growth Opportunities – Service Class	7.57%	N/A	10.04%	May 1, 2001
Transamerica U.S. Government Securities – Service Class	-6.56%	1.57%	2.99%	May 13, 1994
T. Rowe Price Equity Income – Service Class	-4.76%	3.81%	8.31%	January 3, 1995
T. Rowe Price Growth Stock – Service Class	-2.70%	-1.18%	8.19%	January 3, 1995
T. Rowe Price Small Cap – Service Class	1.75%	0.07%	3.56%	May 3, 1999
Van Kampen Active International Allocation – Service Class	5.09%	-0.10%	3.47%	April 8, 1991
Van Kampen Large Cap Core– Service Class	0.49%	0.73%	7.05%	April 8, 1991
Van Kampen Mid-Cap Growth – Service Class(5)	-1.30%	-10.51%	7.06%	March 1, 1993
AIM V.I. Basic Value Fund – Series II	-3.16%	N/A	2.89%	September 10, 2001
AIM V.I. Capital Appreciation Fund – Series II(6)	-0.05%	-5.07%	4.48%	May 5, 1993
AllianceBernstein Growth and Income Portfolio – Class B	-3.98%	1.65%	3.41%	June 1, 1999
AllianceBernstein Large Cap Growth Portfolio – Class B	6.41%	-4.74%	-4.74%	July 14, 1999
Janus Aspen – Mid Cap Growth Portfolio – Service Shares(7)	3.41%	-6.81%	5.89%	September 13, 1993
Janus Aspen – Worldwide Growth Portfolio – Service Shares(7)	-3.02%	-6.94%	6.61%	September 13, 1993
MFS New Discovery Series – Service Class(8)	-3.55%	0.29%	0.18%	May 1, 1998
MFS Total Return Series – Service Class(8)	-5.95%	2.62%	7.39%	January 3, 1995
Fidelity – VIP Contrafund® Portfolio – Service Class 2(9)	8.33%	4.50%	10.32%	January 3, 1995
Fidelity – VIP Equity-Income Portfolio – Service Class 2(9)	-3.02%	1.68%	6.89%	October 9, 1986
Fidelity – VIP Growth Portfolio – Service Class 2(9)	-3.08%	-5.94%	5.58%	October 9, 1986
Fidelity – VIP Mid Cap Portfolio – Service Class 2(9)	9.79%	10.38%	18.48%	December 28, 1998
Fidelity – VIP Value Strategies Portfolio – Service Class 2	-6.12%	N/A	8.09%	February 25, 2002

(1)	The calculation of total return performance for periods prior to inception of the subaccounts reflects deductions for the mortality and expense risk fee and administrative charge on a monthly basis, rather than a daily basis. The monthly deduction is made at the beginning of each month and generally approximates the performance that would have resulted if the subaccounts had actually been in existence since the inception of the portfolio.

(2)	If the corresponding inception date is less than ten years, the performance is for the time period since the corresponding inception date.

(3)	Formerly known as Clarion Real Estate Securities

(4)	This subaccount has been re-opened for investments by any owner as of May 1, 2003. Any new investments in the re-opened subaccount will receive Service Class interests, however. Previously, this subaccount was only available to owners that held an investment in this subaccount on or before May 1, 2002. In addition, if any such owner surrendered all of his or her money in this subaccount on or before May 1, 2002, that owner could not reinvest in this subaccount.

(5)	Formerly known as Van Kampen Emerging Growth.

(6)	Returns prior to July 16, 2001 for the portfolios are based on historical returns for the Series I shares.

(7)	Returns prior to January 1, 2000 for the portfolios are based on historical returns for the Institutional Shares, adjusted for the estimated expenses of the Service Shares.

(8)	Returns prior to May 1, 2000, for the portfolios are based on historical returns for Initial Class Shares.

(9)	Returns prior to January 12, 2000 for the portfolios are based on historical returns for Initial Class Shares.

112

The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures above would have been lower. (See the prospectuses for the underlying fund portfolios.)

TABLE 4

Hypothetical (Adjusted Historical) Average Annual Total Returns(1)

(Assuming No Surrender Charge or Optional Features)

Return of Premium Death Benefit

(Total Separate Account Annual Expenses: 1.30%)

Portfolio	1 Year	5 Year	10 Year or Inception(2)	Corresponding Portfolio Inception Date
Asset Allocation – Conservative Portfolio – Service Class	3.67%	N/A	5.43%	May 1, 2002
Asset Allocation – Growth Portfolio – Service Class	10.49%	N/A	7.13%	May 1, 2002
Asset Allocation – Moderate Portfolio – Service Class	5.76%	N/A	5.97%	May 1, 2002
Asset Allocation – Moderate Growth Portfolio – Service Class	8.30%	N/A	6.79%	May 1, 2002
International Moderate Growth Fund – Service Class	N/A	N/A	N/A	May 1, 2006
American Century International – Service Class	10.98%	-2.24%	0.86%	January 1, 1997
American Century Large Company Value – Service Class	2.50%	N/A	1.79%	May 1, 2001
Capital Guardian Global – Service Class	8.49%	2.34%	4.63%	February 3, 1998
Capital Guardian U.S. Equity – Service Class	4.71%	1.66%	1.71%	October 9, 2000
Capital Guardian Value – Service Class	6.13%	5.78%	7.63%	May 27, 1993
Clarion Global Real Estate Securities – Service Class(3)	11.73%	16.87%	10.95%	May 1, 1998
Great Companies – AmericaSM – Service Class	2.30%	-3.20%	-0.77%	May 1, 2000
Great Companies – TechnologySM – Service Class	0.56%	-9.67%	-14.89%	May 1, 2000
Janus Growth – Service Class	8.30%	-5.14%	6.18%	October 2, 1986
Jennison Growth – Service Class	12.07%	-3.53%	-1.17%	November 18, 1996
J.P. Morgan Enhanced Index – Service Class	1.88%	-1.87%	4.47%	May 1, 1997
Marsico Growth – Service Class(4)	6.83%	-1.94%	-0.69%	May 3, 1999
Mercury Large Cap Value – Service Class	14.25%	6.79%	8.31%	May 1, 1996
MFS High Yield – Service Class	0.20%	5.27%	2.52%	June 1, 1998
PIMCO Total Return – Service Class	0.73%	N/A	3.27%	May 1, 2002
Salomon All Cap – Service Class	2.48%	1.77%	5.79%	May 3, 1999
Templeton Great Companies Global – Service Class	5.86%	-5.20%	7.03%	December 3, 1992
Transamerica Balanced – Service Class	6.41%	N/A	5.74%	May 1, 2002
Transamerica Convertible Securities – Service Class	2.22%	N/A	6.97%	May 1, 2002
Transamerica Equity – Service Class	14.79%	1.00%	12.51%	Feb-26-1969*
Transamerica Growth Opportunities – Service Class	14.45%	N/A	10.39%	May 1, 2001
Transamerica U.S. Government Securities – Service Class	0.68%	2.26%	3.02%	May 13, 1994
T. Rowe Price Equity Income – Service Class	2.48%	4.36%	8.34%	January 3, 1995
T. Rowe Price Growth Stock – Service Class	4.54%	-0.40%	8.22%	January 3, 1995
T. Rowe Price Small Cap – Service Class	8.98%	0.82%	3.86%	May 3, 1999
Van Kampen Active International Allocation – Service Class	12.16%	0.65%	3.51%	April 8, 1991
Van Kampen Large Cap Core – Service Class	7.73%	1.45%	7.08%	April 8, 1991
Van Kampen Mid-Cap Growth – Service Class(5)	5.94%	-9.38%	7.10%	March 1, 1993
AIM V.I. Basic Value Fund – Series II	4.08%	N/A	3.79%	September 10, 2001
AIM V.I. Capital Appreciation Fund – Series II(6)	7.19%	-4.16%	4.51%	May 5, 1993
AllianceBernstein Growth and Income Portfolio – Class B	3.26%	2.34%	3.72%	June 1, 1999
AllianceBernstein Large Cap Growth Portfolio – Class B	13.37%	-3.85%	-4.17%	July 14, 1999
Janus Aspen – Mid Cap Growth Portfolio– Service Shares(7)	10.59%	-5.84%	5.93%	September 13, 1993
Janus Aspen – Worldwide Growth Portfolio – Service Shares(7)	4.22%	-5.96%	6.65%	September 13, 1993
MFS New Discovery Series – Service Class(8)	3.69%	1.03%	0.21%	May 1, 1998
MFS Total Return Series – Service Class(8)	1.29%	3.24%	7.42%	January 3, 1995
Fidelity – VIP Contrafund® Portfolio – Service Class 2(9)	15.15%	5.02%	10.35%	January 3, 1995
Fidelity – VIP Equity- Income Portfolio – Service Class 2(9)	4.22%	2.36%	6.93%	October 9, 1986
Fidelity – VIP Growth Portfolio – Service Class 2(9)	4.15%	-5.00%	5.62%	October 9, 1986
Fidelity – VIP Mid Cap Portfolio – Service Class 2(9)	16.51%	10.60%	18.52%	December 28, 1998
Fidelity – VIP Value Strategies Portfolio – Service Class 2	1.12%	N/A	8.89%	February 25, 2002

(1)	The calculation of total return performance for periods prior to inception of the subaccounts reflects deductions for the mortality and expense risk fee and administrative charge on a monthly basis, rather than a daily basis. The monthly deduction is made at the beginning of each month and generally approximates the performance that would have resulted if the subaccounts had actually been in existence since the inception of the portfolio.

(2)	If the corresponding inception date is less than ten years, the performance is for the time period since the corresponding inception date.

(3)	Formerly known as Clarion Real Estate Securities

(4)	This subaccount has been re-opened for investments by any owner as of May 1, 2003. Any new investments in the re-opened subaccount will receive Service Class interests, however. Previously, this subaccount was only available to owners that held an investment in this subaccount on or before May 1, 2002. In addition, if any such owner surrendered all of his or her money in this subaccount on or before May 1, 2002, that owner could not reinvest in this subaccount.

(5)	Formerly known as Van Kampen Emerging Growth.

(6)	Returns prior to July 16, 2001 for the portfolios are based on historical returns for the Series I shares.

113

(7)	Returns prior to January 1, 2000 for the portfolios are based on historical returns for the Institutional Shares, adjusted for the estimated expenses of the Service Shares.

(8)	Returns prior to May 1, 2000, for the portfolios are based on historical returns for Initial Class Shares.

(9)	Returns prior to January 12, 2000 for the portfolios are based on historical returns for Initial Class Shares.

The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures above would have been lower. (See the prospectuses for the underlying fund portfolios.)

[THIS SPACE IS INTENTIONALLY LEFT BLANK]

114

FINANCIAL STATEMENTS AND SCHEDULES – STATUTORY BASIS

Transamerica Life Insurance Company

Years Ended December 31, 2005, 2004, and 2003

Transamerica Life Insurance Company

Financial Statements and Schedules – Statutory Basis

Years Ended December 31, 2005, 2004, and 2003

Report of Independent Registered Public Accounting Firm

The Board of Directors

Transamerica Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Transamerica Life Insurance Company (an indirect wholly-owned subsidiary of AEGON N.V.) as of December 31, 2005 and 2004, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2005. Our audits also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles are also described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

1

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Transamerica Life Insurance Company at December 31, 2005 and 2004, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2005.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Transamerica Life Insurance Company at December 31, 2005 and 2004, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2005, in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 2 to the financial statements, in 2003 Transamerica Life Insurance Company changed its accounting for derivative instruments and changed various accounting policies to be in accordance with Actuarial Guideline 38. Also as described in Note 2 to the financial statements, in 2005 the Company changed its accounting for investments in subsidiary, controlled and affiliated entities as well as its accounting for transfers and servicing of financial assets and extinguishment of liabilities.

/s/ Ernst & Young LLP

Des Moines, Iowa

February 17, 2006

2

Transamerica Life Insurance Company

Balance Sheets – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

	December 31
	2005	2004
		Restated
Admitted assets
Cash and invested assets:
Cash and short-term investments	$326,027	$1,297,372
Bonds	35,851,715	38,482,146
Preferred stocks:
Affiliated entities	—	1,102
Unaffiliated	338,423	478,380
Common stocks:
Affiliated entities (cost: 2005 - $84,576; 2004 - $87,956)	74,849	85,731
Unaffiliated (cost: 2005 - $234,927; 2004 - $213,050)	267,414	240,451
Mortgage loans on real estate	5,770,723	5,747,773
Real estate:
Home office properties	6,464	6,692
Properties held for production of income	5,235	5,538
Properties held for sale	22,822	24,523
Policy loans	123,221	116,252
Receivable for securities	13,474	30,848
Other invested assets	1,116,749	900,713

Total cash and invested assets	43,917,116	47,417,521
Premiums deferred and uncollected	21,154	20,986
Accrued investment income	847,091	756,140
Reinsurance receivable	3,995	1,343
Federal and foreign income tax recoverable	112,500	2,705
Net deferred income tax asset	116,392	101,349
Receivable from parent, subsidiaries, and affiliates	54,261	92,399
Other admitted assets	192,366	101,595
Separate account assets	23,662,198	20,962,873

Total admitted assets	$68,927,073	$69,456,911

3

	December 31
	2005	2004
		Restated
Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$4,008,767	$3,962,775
Annuity	26,901,713	28,876,607
Accident and health	714,373	627,835
Policy and contract claim reserves:
Life	37,337	28,616
Accident and health	40,207	36,691
Liabilities for deposit-type contracts	7,755,652	8,772,316
Other policyholders’ funds	2,562	2,873
Remittances and items not allocated	113,417	105,391
Asset valuation reserve	663,191	516,415
Interest maintenance reserve	214,962	191,109
Commissions and expense allowances payable on reinsurance assumed	101	—
Other liabilities	423,773	469,159
Reinsurance in unauthorized companies	17,264	253
Funds held under coinsurance and other reinsurance treaties	2,293,431	1,317,030
Transfers from separate accounts due or accrued	(443,974)	(470,668)
Federal and foreign income taxes payable	—	8,068
Payable for securities	104,111	1,450,823
Payable to affiliates	—	68,220
Separate account liabilities	23,662,141	20,922,787

Total liabilities	66,509,028	66,886,300
Capital and surplus:
Common stock, $10 per share par value, 1,000,000 shares authorized, 316,955 issued and outstanding shares at December 31, 2005; 500,000 shares authorized, 257,795 issued and outstanding shares at December 31, 2004	3,170	2,578
Preferred stock, Series A, $10 per share par value, 42,500 shares authorized, issued and outstanding (total liquidation value - $58,000) at December 31, 2005 and 2004; Series B, $10 per share par value, 250,000 shares authorized, 87,755 shares issued and outstanding (total liquidation value - $877,550) at December 31, 2005	1,302	425
Surplus notes	575,000	575,000
Paid-in surplus	1,437,996	1,787,236
Unassigned surplus	400,577	205,372

Total capital and surplus	2,418,045	2,570,611

Total liabilities and capital and surplus	$68,927,073	$69,456,911

See accompanying notes.

4

Transamerica Life Insurance Company

Statements of Operations – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2005	2004	2003
		Restated	Restated
Revenues:
Premiums and other considerations, net of reinsurance:
Life	$734,878	$1,192,921	$631,846
Annuity	4,191,484	4,972,942	8,824,452
Accident and health	178,855	175,387	187,118
Net investment income	2,390,054	2,380,749	2,293,923
Amortization of interest maintenance reserve	39,488	32,901	6,432
Commissions and expense allowances on reinsurance ceded	105,759	46,349	30,362
Consideration for reinsurance recapture	—	286,705	—
Income from fees associated with investment management, administration and contract guarantees for separate accounts	276,684	250,567	201,048
Reserve adjustments on reinsurance ceded	(219,021)	(125,668)	1,580,949
Coinsurance reserve recapture	—	643,279	—
Other income	62,744	60,264	66,260

	7,760,925	9,916,396	13,822,390
Benefits and expenses:
Benefits paid or provided for:
Life and accident and health	220,981	208,840	201,056
Surrender benefits	5,415,085	4,804,754	4,005,414
Other benefits	1,380,601	1,253,141	1,048,107
Increase (decrease) in aggregate reserves for policies and contracts:
Life	45,992	408,100	388,212
Annuity	(1,974,994)	639,283	2,755,105
Accident and health	86,538	97,704	63,113

	5,174,203	7,411,822	8,461,007
Insurance expenses:
Commissions	425,434	447,710	588,881
General insurance expenses	242,493	226,776	238,612
Taxes, licenses and fees	27,899	39,458	26,734
Net transfers to separate accounts	1,365,516	1,022,189	2,422,767
Reinsurance transaction initial consideration	—	—	1,587,431
Reinsurance reserve recapture	813	293,942	—
Other expenses	230,388	194,270	195,529

	2,292,543	2,224,345	5,059,954

Total benefits and expenses	7,466,746	9,636,167	13,520,961

Gain from operations before dividends to policyholders, federal income tax expense and net realized capital gains (losses) on investments	294,179	280,229	301,429
Dividends to policyholders	455	538	690

Gain from operations before federal income tax expense and net realized capital gains (losses) on investments	293,724	279,691	300,739
Federal income tax expense	4,302	78,317	57,120

Gain from operations before net realized capital gains (losses) on investments	289,422	201,374	243,619
Net realized capital gains (losses) on investments (net of related federal income taxes and amounts transferred to/from interest maintenance reserve)	9,223	65,791	(137,951)

Net income	$298,645	$267,165	$105,668

See accompanying notes.

5

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis

(Dollars in Thousands)

	Common Stock	Preferred Stock	Surplus Notes	Paid-in Surplus	Unassigned Surplus (Deficit)	Total Capital and Surplus
Balance at January 1, 2003
As originally presented:
Transamerica Life Insurance Company	$2,235	$425	$575,000	$1,054,622	$(76,216)	$1,556,066
Transamerica Life Insurance and Annuity Company	2,500	—	—	468,816	528,026	999,342
Merger adjustment – Retire TALIAC stock	(2,500)	—	—	2,500	—	—
Nonadmit value of reciprocal ownership	—	—	—	(109,845)	59,583	(50,262)

Balance at January 1, 2003, as restated	2,235	425	575,000	1,416,093	511,393	2,505,146
Net income	—	—	—	—	105,668	105,668
Change in net unrealized capital gains/losses	—	—	—	—	(4,988)	(4,988)
Nonadmit value of reciprocal ownership	—	—	—	(80,000)	77,159	(2,841)
Change in other nonadmitted assets	—	—	—	—	112,899	112,899
Nonadmit value of reciprocal ownership
Change in asset valuation reserve	—	—	—	—	(107,534)	(107,534)
Change in surplus in separate accounts	—	—	—	—	5,282	5,282
Change in liability for reinsurance in unauthorized companies	—	—	—	—	3,496	3,496
Change in net deferred income tax asset	—	—	—	—	(98,414)	(98,414)
Cumulative effect of change in accounting principle	—	—	—	—	(31,957)	(31,957)
Change in reserves on account of change in valuation basis	—	—	—	—	3,572	3,572
Reinsurance transactions	—	—	—	—	5,227	5,227
Dividend to stockholder	—	—	—	—	(45,700)	(45,700)
Capital distribution	—	—	—	(254,300)	—	(254,300)
Capital contribution	—	—	—	280,000	—	280,000

Balance at December 31, 2003	2,235	425	575,000	1,361,793	536,103	2,475,556
Net income	—	—	—	—	267,165	267,165
Change in net unrealized capital gains/losses	—	—	—	—	60,516	60,516
Nonadmit value of reciprocal ownership	—	—	—	(65,170)	(53,209)	(118,379)
Change in other nonadmitted assets	—	—	—	—	71,576	71,576
Change in asset valuation reserve	—	—	—	—	(220,329)	(220,329)
Change in surplus in separate accounts	—	—	—	—	560	560
Change in provision for reinsurance in unauthorized companies	—	—	—	—	(136)	(136)
Change in net deferred income tax asset	—	—	—	—	(43,530)	(43,530)
Issuance of common stock in connection with statutory merger	343	—	—	—	(343)	—
Capital contribution	—	—	—	490,000	—	490,000
Change in reserves on account of change in valuation basis	—	—	—	—	1,423	1,423
Reinsurance transactions	—	—	—	—	(14,424)	(14,424)
Dividend to stockholder	—	—	—	—	(400,000)	(400,000)
Contributed surplus related to stock appreciation rights plan of indirect parent	—	—	—	613	—	613

Balance at December 31, 2004	$2,578	$425	$575,000	$1,787,236	$205,372	$2,570,611

6

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis (continued)

(Dollars in Thousands)

	Common Stock	Preferred Stock	Surplus Notes	Paid-in Surplus	Unassigned Surplus (Deficit)	Total Capital and Surplus
Balance at December 31, 2004	$2,578	$425	$575,000	$1,787,236	$205,372	$2,570,611
Net income	—	—	—	—	298,645	298,645
Change in net unrealized capital gains/losses	—	—	—	—	44,453	44,453
Change in other nonadmitted assets	—	—	—	—	(1,718)	(1,718)
Change in asset valuation reserve	—	—	—	—	(146,776)	(146,776)
Change in surplus in separate accounts	—	—	—	—	199	199
Change in provision for reinsurance in unauthorized companies	—	—	—	—	(17,011)	(17,011)
Change in net deferred income tax asset	—	—	—	—	29,720	29,720
Cumulative effect of change in accounting principle	—	—	—	—	(6,668)	(6,668)
Issuance of common stock in connection with statutory merger	592	877	—	(1,812)	343	—
Return of capital	—	—	—	(348,051)	—	(348,051)
Reinsurance transactions	—	—	—	—	(5,982)	(5,982)
Contributed surplus related to stock appreciation rights plan of indirect parent	—	—	—	623	—	623

Balance at December 31, 2005	$3,170	$1,302	$575,000	$1,437,996	$400,577	$2,418,045

See accompanying notes.

7

Transamerica Life Insurance Company

Statements of Cash Flow – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2005	2004	2003
		Restated	Restated
Operating activities
Premiums collected, net of reinsurance	$5,105,476	$6,336,849	$9,585,311
Net investment income	2,466,077	2,276,092	2,342,489
Miscellaneous income	259,085	1,143,613	332,771
Benefit and loss related payments	(7,792,780)	(6,599,811)	(5,741,961)
Net transfers to separate accounts	(1,199,281)	(903,618)	(2,530,387)
Commissions, expenses paid and aggregate write-ins for deductions	(985,993)	(919,570)	(1,045,245)
Dividends paid to policyholders	(584)	(618)	(683)
Federal and foreign income taxes paid	(175,128)	(104,543)	(43,336)

Net cash (used in) provided by operating activities	(2,323,128)	1,228,394	2,898,959
Investing activities
Proceeds from investments sold, matured or repaid:
Bonds	23,151,411	26,928,308	36,744,578
Stocks	444,784	778,736	344,989
Mortgage loans	1,303,236	679,622	462,897
Real estate	15,683	22,678	9,555
Other invested assets	284,913	416,287	125,071
Receivable/payable for securities	17,374	1,145,717	146,973
Miscellaneous proceeds	11,490	143,374	250,963

Total investment proceeds	25,228,891	30,114,722	38,085,026
Cost of investments acquired:
Bonds	(20,643,565)	(28,238,630)	(38,741,920)
Stocks	(330,637)	(722,341)	(526,826)
Mortgage loans	(1,346,022)	(1,116,443)	(1,694,070)
Real estate	(303)	(34)	1,760
Other invested assets	(396,494)	(521,699)	(203,027)
Receivable/payable for securities	(1,346,713)	—	—
Miscellaneous applications	(5,322)	(44,478)	(334,906)

Total cost of investments acquired	(24,069,055)	(30,643,625)	(41,498,989)
Net increase in policy loans	(6,969)	(11,003)	(11,229)

Net cost of investments acquired	(24,076,025)	(30,654,628)	(41,510,218)

Net cash provided by (used in) investing activities	$1,152,866	$(539,906)	$(3,425,192)

8

Transamerica Life Insurance Company

Statements of Cash Flow – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2005	2004	2003
		Restated	Restated
Financing and miscellaneous activities
Other cash provided:
Capital and surplus paid in	$—	$490,000	$480,000
Borrowed funds received	8,450	—	—
Net deposits and withdrawals on deposit-type contract funds and other liabilities without life or disability contingencies	(360,558)	(499,262)	(406,713)
Funds held under reinsurance treaty with unauthorized	973,428	637,252	5,292
Other sources	(74,352)	(174,360)	459,332

Total cash provided	546,968	453,630	537,911

Other cash applied:
Dividends paid to stockholder	—	(400,000)	(45,700)
Capital distribution	(348,051)	—	(254,300)

Total other cash applied	(348,051)	(400,000)	(300,000)

Net cash provided by financing and miscellaneous activities	198,917	53,630	237,911

Net (decrease) increase in cash and short-term investments	(971,345)	742,118	(288,322)

Cash and short-term investments:
Beginning of year	1,297,372	555,254	843,576

End of year	$326,027	$1,297,372	$555,254

See accompanying notes.

9

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands)

December 31, 2005

1. Organization and Summary of Significant Accounting Policies

Organization

Transamerica Life Insurance Company (the Company) is a stock life insurance company and is owned by AEGON USA, Inc. (100% of preferred shares) and Transamerica Occidental Life Insurance Company (100% of common shares). AEGON USA, Inc. (AEGON) and Transamerica Occidental Life Insurance Company (TOLIC) are both indirect wholly-owned subsidiaries of AEGON N.V., a holding company organized under the laws of The Netherlands.

On October 1, 2004, the Company completed a merger with Transamerica Assurance Company (TAC), which was a wholly-owned subsidiary of an affiliate, Transamerica Life Insurance and Annuity Company (TALIAC). The merger was accounted for in accordance with SSAP No. 68 as a statutory merger. As such, financial statements for periods prior to the merger were combined and the recorded assets, liabilities, and surplus of TAC were carried forward to the merged company. As a result of the merger, TALIAC was issued 34,295 shares of the Company’s common stock.

On October 1, 2005, the Company completed a merger with TALIAC, which was a wholly-owned subsidiary of an affiliate, TOLIC. The merger was accounted for in accordance with SSAP No. 68 as a statutory merger. Prior to the merger of the Company and TALIAC, TALIAC owned 34,295 shares and AEGON USA, Inc. owned 223,500 shares in common stock of the Company. TOLIC owned 100% (25,000 shares) of the outstanding common shares of TALIAC prior to the merger. As a result of the merger, the 34,295 outstanding shares of the Company previously held by TALIAC were retired and considered authorized but unissued stock of the merged entity. AEGON USA, Inc. exchanged its 223,500 common shares of the Company for 87,755 shares of a newly issued non-voting class of preferred stock of the merged entity, shares equivalent in value to that of the common shares previously held. Also in conjunction with the merger, the TALIAC stock was deemed cancelled by operation of law. In exchange for its agreement to merge TALIAC into the Company, TOLIC received 316,955 shares of the merged entity, which was an equivalent fair market value of the TALIAC stock that was deemed cancelled. As such, financial statements for periods prior to the merger were combined and the recorded assets, liabilities, and surplus of TALIAC were carried forward to the merged company. Total capital and surplus of the Company was reduced by the value of the Company’s stock held by TALIAC prior to the merger in the amount of $171,482.

10

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Summarized financial information for the Company, TAC and TALIAC restated for periods prior to the mergers are as follows:

	Nine Months Ended September 30 2005	Period Ended December 31
		2004	2003
	Unaudited
Revenues:
Company	$3,371,185	$5,750,848	$8,821,301
TAC	—	152,450	171,400
TALIAC	2,857,854	4,013,098	4,829,689
Merger elimination	(51,949)	—	—

As restated	$6,177,090	$9,916,396	$13,822,390

Net income (loss):
Company	$72,538	$140,789	$214,137
TAC	—	(12,013)	(46,988)
TALIAC	158,430	138,389	(61,481)
Merger elimination	(51,949)	—	—

As restated	$179,019	$267,165	$105,668

With respect to TAC, the period ended December 31, 2004, reflects revenues and net loss for the period January 1, 2004 through September 30, 2004 (date of merger with the Company).

11

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

	September 30 2005	December 31 2004
	Unaudited
Assets:
Company	$43,871,399	$44,084,752
TALIAC	25,439,677	25,543,641
Merger elimination	(170,260)	(171,482)

As restated	$69,140,816	$69,456,911

Liabilities:
Company	$42,406,844	$42,220,417
TALIAC	24,476,492	24,665,883
Merger elimination	(51,949)	—

As restated	$66,831,387	$66,886,300

Capital and surplus:
Company	$1,464,555	$1,864,335
TALIAC	963,185	877,758
Merger elimination	(118,311)	(171,482)

As restated	$2,309,429	$2,570,611

Nature of Business

The Company sells individual non-participating whole life, endowment and term contracts, structured settlements, pension products, as well as a broad line of single fixed and flexible premium annuity products and guaranteed interest contracts and funding agreements. In addition, the Company offers group life, universal life, and individual and specialty health coverages. The Company is licensed in 49 states and the District of Columbia, Guam, Puerto Rico and the US Virgin Islands. Sales of the Company’s products are primarily through the Company’s agents and financial institutions.

12

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or fair value based on their rating by the National Association of Insurance Commissioners (NAIC); for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of capital and surplus for those designated as available-for-sale.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. Under GAAP, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the fair value. If high credit quality securities are adjusted, the retrospective method is used.

13

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Derivative transactions used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value and the changes in the fair value are recorded as unrealized gains and losses. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of capital and surplus rather than to income as required for fair value hedges.

Derivative instruments are also used in replication transactions. In these transactions, the derivative is valued in a manner consistent with the cash investment and replicated asset. For GAAP, the derivative is reported at fair value with changes in fair value reported in income.

Investments in real estate are reported net of related obligations rather than on a gross basis as for GAAP. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

14

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan. That net deferral is reported as the “interest maintenance reserve” (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The “asset valuation reserve” (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

Separate Accounts with Guarantees: Some of the Company’s separate accounts provide policyholders with a guaranteed return. These separate accounts are included in the general account for GAAP due to the nature of the guaranteed return.

Nonadmitted Assets: Certain assets designated as “nonadmitted” are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet.

15

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Universal Life and Annuity Policies: Revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits expense. Interest on these policies is reflected in other benefits. Under GAAP, for universal life, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values. Under GAAP, for all annuity policies, premiums received and benefits paid would be recorded directly to the reserve liability.

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance: A liability for reinsurance balances would be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

16

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Deferred Income Taxes: Deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred income tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred income tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities. The remaining deferred income tax assets are nonadmitted. Deferred income taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred income taxes, a deferred income tax asset is recorded for the amount of gross deferred income tax assets expected to be realized in future years, and a valuation allowance is established for deferred income tax assets not realizable.

Surplus Notes: Surplus notes are reported as capital and surplus rather than as liabilities as would be required under GAAP.

Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies.

Statements of Cash Flow: Cash, cash equivalents, and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year of less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

The effects of these variances have not been determined by the Company, but are presumed to be material.

Other significant accounting practices are as follows:

Investments

Investments in bonds (except those to which the Securities Valuation Office of the NAIC (SVO) has ascribed an NAIC designation of a 6), are reported at cost using the interest method.

17

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments, except for those with an NAIC designation of 6, which are valued at the lower of amortized cost or fair value. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities.

Investments in preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or fair value. Non-redeemable preferred stock are reported at fair value or lower of cost or fair value as determined by the SVO and related net unrealized capital gains/(losses) are reported in unassigned surplus along with any adjustment for federal income taxes.

Common stocks of unaffiliated companies and mutual funds are carried at fair value and the related unrealized capital gains or losses are reported in unassigned surplus along with any adjustment for federal income taxes. Common stocks of affiliated companies are carried at the GAAP basis equity in the underlying net assets.

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines foreclosure is probable, the impairment is other than temporary; the mortgage loan is written down to realizable value and a realized loss is recognized.

Real estate occupied by the Company is reported at cost less allowances for depreciation. Real estate for the production of income is reported at depreciated cost net of related obligations. Real estate that the Company has the intent to sell is reported at the lower of depreciated cost or fair value, net of related obligations. Depreciation is computed principally by the straight-line method over the estimated useful lives of the properties.

18

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Policy loans are reported at unpaid principal balances.

Other invested assets consist principally of investments in various joint ventures and limited partnerships and are recorded at equity in underlying net assets.

Other “admitted assets” are valued principally at cost.

Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. Changes in admitted asset carrying amounts of bonds, mortgage loans, common and nonredeemable preferred stocks are credited or charged directly to unassigned surplus.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or on real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. At December 31, 2005 and 2004, the Company excluded investment income due and accrued of $856 and $2,086, respectively, with respect to such practices.

The carrying amounts of all investments are reviewed on an ongoing basis for credit deterioration. If this review indicates a decline in fair value that is other than temporary, the carrying amount of the investment is reduced to its fair value, and a specific writedown is taken. Such reductions in carrying amount are recognized as realized losses on investments.

The Company enters into municipal reverse repurchase agreements for which it requires a minimum of 95% of the fair value of the securities transferred to be maintained as collateral. The Company has recorded liabilities of $66,072 and $23,127 for these agreements as of December 31, 2005 and 2004, respectively. The reverse repurchase agreements are collateralized by government agency securities with book values of $68,279 and $24,600 as of December 31, 2005 and 2004, respectively. These securities have maturity dates that range from 2019 to 2028 and have a weighted average interest rate of 7.64%.

19

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

For dollar reverse repurchase agreements, the Company receives cash collateral in an amount at least equal to the market value of the securities transferred by the Company in the transaction as of the transaction date. Cash received as collateral will be invested as needed or used for general corporate purposes of the Company. At December 31, 2005, securities with a book value of $8,504 and a market value of $8,468 were subject to dollar reverse repurchase agreements. These securities had an average interest rate of 6%. There were no outstanding dollar reverse repurchase agreements as of December 31, 2004.

The Company has an outstanding liability for borrowed money in the amount of $8,492 as of December 31, 2005 due to participation in dollar reverse repurchase agreements.

Derivative Instruments

Interest rate swaps are the primary derivative financial instruments used in the overall asset/liability management process to modify the interest rate characteristics of the underlying asset or liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating rate amounts based on an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally amortized cost, in the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

The Company may hold foreign denominated assets or liabilities and cross currency swaps are utilized to convert the asset or liability to a US denominated security. Cross currency swap agreements are contracts to exchange two principal amounts of two currencies at the prevailing exchange rate at inception of the contract. During the life of the swap, the counterparties exchange fixed or floating rate interest payments in the swapped currencies. At maturity, the principal amounts are again swapped at a pre-determined rate of exchange. Each asset or liability is hedged individually and the terms of the swap must meet the terms of the hedged instrument. For cross currency swaps qualifying for hedge accounting, the premium or discount is amortized into income over the life of the contract and the foreign currency translation adjustment is recorded as unrealized gain/loss in unassigned surplus. Swaps not meeting hedge accounting rules

20

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

are carried at fair value with fair value adjustments recorded in unassigned surplus. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment.

The Company issues products providing the customer a return based on the S&P 500 and NASDAQ 1000 indices. The Company uses S&P 500 and NASDAQ 1000 futures and/or options to hedge the liability option risk associated with these products. Futures are marked to market on a daily basis and a cash payment is made or received by the Company. These payments are recognized as realized gains or losses in the financial statements. Options are marked to fair value in the balance sheet and fair value adjustments are recorded as income in the statement of operations.

Capped floating rate commercial mortgage loans and interest rate caps that are designated as hedges and meet hedge accounting rules are carried at amortized cost in the financial statements. A gain or loss upon early termination would be reflected in the IMR similar to the underlying instrument.

The Company may sell products with expected benefit payments extending beyond investment assets currently available in the market. Because assets will have to be purchased in the future to fund future liability cash flows, the Company is exposed to the risk of future investments made at lower yields than what is assumed at the time of pricing. Forward-starting interest rate swaps are utilized to lock-in the current forward rate. The accrual of income for forward-starting interest rate swaps begins at the forward date, rather than at the inception date. These forward-starting swaps meet hedge accounting rules and are carried at cost in the financial statements. Gains and losses realized upon termination of the forward-starting swap are deferred and used to adjust the basis of the asset purchased in the hedged forecasted period. The basis adjustment is then amortized into income as a yield adjustment to the asset over its life.

A replication transaction is a derivative transaction, generally a credit default swap, entered into in conjunction with a cash instrument that is used to reproduce the investment characteristics of an otherwise permissible investment. For replication transactions, generally, a premium is received by the Company on a periodic basis and recognized in investment income. In the event the representative issuer defaults on its debt obligation referenced in the contract, a payment equal to the notional of the contract

21

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

will be made by the Company and recognized as a capital loss. The Company complies with the specific rules established in AVR for replication transactions.

The carrying value of derivative instruments is reflected in either the other invested assets or the other liabilities line within the balance sheet, depending upon the net balance of the derivatives as of the end of the reporting period. As of December 31, 2005 and 2004, derivatives in the amount of $108,923 and $247,510, respectively, were reflected in the other liabilities line within the financial statements.

Aggregate Reserves for Policies and Contracts

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables based on statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, and 1980 Commissioners’ Standard Ordinary Mortality and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 6.00 percent and are computed principally on the Net Level Premium Valuation and the Commissioners’ Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners’ Reserve Valuation Method.

The Company waives deduction of deferred fractional premiums upon death and refunds portions of premiums beyond the date of death. Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification. The Company returns any portion of the final premium beyond the date of death.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined by formula.

22

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Deferred annuity reserves are calculated according to the Commissioners’ Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 2.50 to 13.25 percent and mortality rates, where appropriate, from a variety of tables.

Annuity reserves also include guaranteed investment contracts (GICs) and funding agreements classified as life-type contracts as defined in Statement of Statutory Accounting Principles (SSAP) No. 50, Classifications and Definitions of Insurance or Managed Care Contracts in Force. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with cash settlement option, on a change in fund basis, according to the Commissioners’ Annuity Reserve Valuation Method.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required mid-terminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of inforce blocks of business are included in unassigned surplus (deficit) and are amortized into income over the estimated life of the policies. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively.

23

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the balance sheet date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements, and other annuity contracts. Deposits and withdrawals received on these contracts are recorded as a direct increase or decrease to the liability balance, and are not reflected as premiums, benefits, or changes in reserve in the statement of operations.

The Company issues funding agreements with well-defined class-based annuity purchase rates defining either specific or maximum purchase rate guarantees. However, these funding agreements are not issued to or for the benefit of an identifiable individual or group of individuals. Prior to 2004, these contracts were classified as life contracts in accordance with SSAP No. 50. During 2004, modifications were made to SSAP No. 50 such that these products should be classified as deposit-type contracts. As a result, the Company has changed its reserve classifications of these contracts as of January 1, 2004, with the change having no impact to the statement of operations during 2004.

Separate Accounts

Separate accounts held by the Company, primarily for individual policyholders as well as for group pension plans, do not have any minimum guarantees, and the investment risks associated with market value changes are borne by the policyholder. The assets in the accounts, carried at estimated fair value, consist of underlying mutual fund shares, common stocks, long-term bonds and short-term investments.

Certain other separate accounts held by the Company provide a minimum guaranteed return of 3% of the average investment balance to policyholders. The assets consist of long-term bonds and short-term investments which are carried at amortized cost.

24

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Assets held in trust for purchases of variable universal life and variable annuity contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at market. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the policyholders and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The investment risks associated with market value changes of the separate accounts are borne entirely by the policyholders except in cases where minimum guarantees exist. The Company received variable contract premiums of $3,593,932, $3,133,505, and $3,600,917 in 2005, 2004, and 2003, respectively. In addition, the Company received $274,179, $248,269, and $201,048, in 2005, 2004 and 2003, respectively, related to fees associated with investment management, administration and contractual guarantees for separate accounts.

Premiums and Annuity Considerations

Revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and revenues are recognized over the premium paying periods of the related policies. Consideration received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium revenue.

Stock Option and Stock Appreciation Rights Plans

The Company’s employees participate in various stock appreciation rights (SAR) plans issued by the Company’s indirect parent. In accordance with SSAP No. 13, Stock Options and Stock Purchase Plans, the expense related to these plans for the Company’s employees has been charged to the Company, with an offsetting amount credited to paid-in surplus. The Company recorded an expense of $359 and $613 for the years ended December 31, 2005 and 2004, respectively. In addition, the Company recorded an adjustment to unassigned surplus for the income tax effect related to these plans over and above the amount reflected in the statement of operations in the amount of $264 and $0, for years ended December 31, 2005 and 2004, respectively.

Reclassifications

Certain reclassifications have been made to the 2004 and 2003 financial statements to conform to the 2005 presentation.

25

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

2. Accounting Changes

Effective January 1, 2003, the Company adopted SSAP No. 86, Accounting for Derivative Instruments and Hedging Activities. In accordance with SSAP No. 86, derivative instruments that qualify for special hedge accounting are valued and reported in a manner consistent with the hedged asset or liability. To qualify for special hedge accounting, the Company must maintain specific documentation regarding the risk management objectives of the hedge and demonstrate on an ongoing basis that the hedging relationship remains highly effective. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value and the changes in the fair value are recorded as unrealized gains and losses. This change of accounting principle had no impact on capital and surplus as of January 1, 2003.

During 2003, the state of Missouri (the state of domicile for TAC prior to the merger into the Company) adopted Actuarial Guideline 38 through its adoption of the June 30, 2003 Accounting Practices and Procedures Manual. As such, the Company has adopted this guideline. Reserves as of January 1, 2003 under Actuarial Guideline 38, were increased by $31,957 and this amount has been recorded directly to unassigned surplus as the cumulative effect of a change in accounting principle.

Effective January 1, 2005, the Company adopted SSAP No. 88, Investments in Subsidiary, Controlled, and Affiliated Entities (SCA entities). According to SSAP No. 88, noninsurance subsidiaries are carried at audited GAAP equity. Prior to 2005, the Company’s investments in noninsurance subsidiaries were reported in accordance with SSAP No. 46 and carried at statutory equity. The cumulative effect is the difference between the amount of capital and surplus that would have been reported on January 1, 2005 if the new accounting principle had been applied retroactively for prior periods. As a result of the change, the Company reported a cumulative effect of a change of accounting principle that reduced unassigned surplus by $6,668 at January 1, 2005.

Effective January 1, 2005, the Company adopted SSAP No. 91, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. SSAP No. 91 addresses, among other things, the criteria that must be met in order to account for certain asset transfers as sales rather than collateralized borrowings. Transfers impacted by SSAP No. 91 that the Company engages in include securities lending, repurchase and reverse repurchase agreements and dollar reverse repurchase agreements. In accordance with SSAP No. 91, if specific criteria are met, reverse repurchase agreements and dollar reverse repurchase agreements are accounted for as collateralized borrowings, and repurchase agreements are accounted for as collateralized lending. The cumulative effect

26

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

2. Accounting Changes (continued)

of the adoption of this SSAP is the difference between the amount of capital and surplus that would have been reported on January 1, 2005 if the new accounting principle had been applied retroactively for prior periods. This change of accounting principle had no impact on unassigned surplus as of January 1, 2005.

3. Capital Structure

The Company has 42,500 non-voting Series A shares and 87,755 non-voting Series B shares of preferred stock outstanding that are owned by AEGON. The par value of each class of preferred stock is $10 per share and the liquidation value of Series A is $1,365 per share and Series B is $10,000 per share. The per share liquidation values shall be adjusted proportionally to reflect any resulting increase or decrease in the number of outstanding shares of preferred stock. Holders of the Series A preferred shares shall be entitled to receive dividends equal to the amount of income generated from a segregated pool of assets, including cash, cash equivalents, mortgages and debt securities and these dividends are cumulative in nature. Holders of the Series B preferred shares shall be entitled to receive dividends equal to the rate of six percent of the issue price of the Series B preferred Stock. Holders of both series of preferred stock have no right to cause mandatory or optional redemption of the shares. As of December 31, 2005 and 2004, cumulative unpaid dividends relating to the preferred shares were $19,713 and $566, respectively.

The Company did not pay a common stock dividend to its parent company during 2005. During 2004, Transamerica Life Insurance and Annuity Company, which merged into the Company on October 1, 2005, paid $400,000 to its parent company, Transamerica Occidental Life Insurance Company. On September 29, 2005, the Company distributed $338,551 to its parent company of record on that date, AEGON USA, Inc, a return of additional paid-in capital. In addition, the Company distributed $9,500 as a return of additional paid-in capital to its preferred shareholder, AEGON USA, Inc., on September 29, 2005. On December 23, 2003, the Company paid $300,000 to its sole shareholder, Transamerica Holding Company, LLC, which was split between the common and preferred shares in the amount of $296,754 and $3,246, respectively.

27

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

3. Capital Structure (continued)

During 2002, the Company received $575,000 from Transamerica Holding Company, LLC, an affiliate, in exchange for surplus notes. These notes are due 20 years from the date of issuance and are subordinate and junior in right of payment to all obligations and liabilities of the Company. In the event of liquidation of the Company, the holders of the issued and outstanding preferred stock shall be entitled to priority only with respect to accumulated but unpaid dividends before the holder of the surplus notes and full payment of the surplus notes shall be made before the holders of common stock become entitled to any distribution of the remaining assets of the Company. Additional information related to the surplus notes at December 31, 2005 and 2004, are as follows:

December 31, 2005	Interest Rate	Original Amount of Notes	Balance Out-standing at End of Year	Interest Paid Current Year	Total Interest Paid	Accrued Interest
Date Issued
September 30, 2002	6.0%	$275,000	$275,000	$16,500	$49,500	$4,125
December 30, 2002	6.0	300,000	300,000	18,000	49,550	4,500

Total		$575,000	$575,000	$34,500	$99,050	$8,625

December 31, 2004	Interest Rate	Original Amount of Notes	Balance Out-standing at End of Year	Interest Paid Current Year	Total Interest Paid	Accrued Interest
Date Issued
September 30, 2002	6.0%	$275,000	$275,000	$16,500	$33,000	$4,125
December 30, 2002	6.0	300,000	300,000	18,000	31,550	4,500

Total		$575,000	$575,000	$34,500	$64,550	$8,625

4. Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash and short-term investments: The carrying amounts reported in the statutory-basis balance sheet for these instruments approximate their fair values.

28

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Fair Values of Financial Instruments (continued)

Investment securities: Fair values for fixed maturity securities (including unaffiliated preferred stocks) are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for unaffiliated common stock are based on quoted market prices.

Mortgage loans on real estate and policy loans: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans is assumed to equal their carrying amount.

Interest rate caps and swaps: Estimated fair value of interest rate caps are based upon the latest quoted market price. Estimated fair value of swaps, including interest rate and currency swaps, are based upon the pricing differential for similar swap agreements.

Credit default swaps: Estimated fair value of credit default swaps are based upon the pricing differential for similar swap agreements.

Receivable from parents, subsidiaries, and affiliates: The fair values for short-term notes receivable from affiliates are assumed to equal their carrying amount.

Separate account assets: The fair value of separate account assets are based on quoted market prices.

Investment contracts: Fair values for the Company’s liabilities under investment-type insurance contracts, which include guaranteed interest contracts and funding agreements, are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Separate account annuity liabilities: The fair value of separate account annuity liabilities approximate the market value of the separate account assets less a provision for the present value of future profits related to the underlying contracts.

Fair values for the Company’s insurance contracts other than investment contracts (including separate account universal life liabilities) are not required to be disclosed.

29

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Fair Values of Financial Instruments (continued)

However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The following sets forth a comparison of the fair values and carrying amounts of the Company’s financial instruments:

	December 31
	2005		2004
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Admitted assets
Cash and short-term investments	$326,027	$326,027	$1,297,372	$1,297,372
Bonds	35,851,715	36,567,997	38,482,147	40,054,963
Unaffiliated preferred stocks	338,423	388,220	478,380	524,506
Unaffiliated common stocks	267,414	267,414	240,451	240,451
Mortgage loans on real estate	5,770,723	5,957,887	5,747,773	6,094,522
Policy loans	123,221	123,221	116,252	116,252
Interest rate caps	25,728	25,728	5,686	5,692
Swaps	(134,522)	206,623	(253,196)	268,678
Receivable from parents, subsidiaries, and affiliates	54,261	54,261	92,399	92,399
Separate account assets	23,662,198	23,662,198	20,962,873	20,962,873

Liabilities
Investment contract liabilities	31,328,893	31,505,905	34,263,359	34,671,681
Separate account annuity liabilities	20,215,086	20,215,643	18,197,204	18,206,201

30

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments

The carrying amounts and estimated fair values of investments in bonds and preferred stocks were as follows:

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses Less Than 12 Months	Gross Unrealized Losses 12 Months or More	Estimated Fair Value
December 31, 2005
Bonds:
United States Government and agencies	$467,041	$2,503	$1,377	$4,954	$463,213
State, municipal, and other government	729,272	76,529	10,322	8,152	787,326
Public utilities	2,393,792	137,486	13,895	5,964	2,511,419
Industrial and miscellaneous	22,146,828	858,567	181,175	79,549	22,744,672
Mortgage and other asset-backed securities	10,114,782	80,569	63,523	70,461	10,061,367

	35,851,715	1,155,654	270,292	169,080	36,567,997
Unaffiliated preferred stocks	338,423	52,580	1,780	1,003	388,220

	$36,190,138	$1,208,234	$272,072	$170,083	$36,956,217

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses Less Than 12 Months	Gross Unrealized Losses 12 Months or More	Estimated Fair Value
December 31, 2004
Bonds:
United States Government and agencies	$868,930	$5,933	$4,793	$1,600	$868,470
State, municipal, and other government	855,561	96,160	7,382	4,067	940,272
Public utilities	2,646,822	185,222	3,473	4,676	2,823,895
Industrial and miscellaneous	23,134,716	1,263,496	75,089	58,729	24,363,390
Mortgage and other asset-backed securities	10,976,117	173,412	30,938	59,655	11,058,936

	38,482,146	1,823,219	121,675	128,727	40,054,963
Affiliated preferred stocks	1,102	—	—	—	1,102
Other preferred stocks	478,380	46,783	657	—	524,506

	$38,961,629	$1,870,002	$122,332	$128,727	$40,580,571

The Company held bonds and preferred stock at December 31, 2005 and 2004 with a carrying value of $61,497 and $74,289, respectively, and amortized cost of $83,913 and $87,082, respectively, that have an NAIC rating of 6 and which are not considered to be other than temporarily impaired. These securities are carried at the lower of amortized cost or fair value, and any write-down to fair value has been recorded directly to unassigned surplus.

31

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

At December 31, 2005, for securities that have been in a continuous loss position for greater than or equal to twelve months, the Company held 623 securities with a carrying value of $4,015,779 and an unrealized loss of $170,083 with an average price of 95.8 (NAIC market value/amortized cost). Of this portfolio, 93% was investment grade with associated unrealized losses of $134,004.

At December 31, 2005, for securities in an unrealized loss position less than twelve months, the Company held 1,663 securities with a carrying value of $12,911,044 and an unrealized loss of $272,072 with an average price of 97.8 (NAIC market value/amortized cost). Of this portfolio, 93.7% was investment grade with associated unrealized losses of $232,159.

The Company closely monitors below investment grade holdings and those investment grade issuers and industry sectors where the Company has concerns. The Company also regularly monitors industry sectors. Securities in unrealized loss positions that are considered other than temporary are written down to fair value. The Company considers relevant facts and circumstances in evaluating whether the impairment is other than temporary including: (1) the probability of the Company collecting all amounts due according to the contractual terms of the security in effect at the date of acquisition; and (2) the Company’s decision to sell a security prior to its maturity at an amount below its carrying amount. Additionally, financial condition, near term prospects of the issuer, nationally recognized credit rating changes and cash flow trends and underlying levels of collateral, for asset-backed securities only, are monitored. The Company will record a charge to the statement of operations to the extent that these securities are subsequently determined to be other than temporarily impaired.

32

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

The estimated fair value of bonds and preferred stocks with gross unrealized losses at December 31, 2005 and 2004 is as follows:

	Losses Less Than 12 Months	Losses 12 Months or More	Total
December 31, 2005
Bonds:
United States Government and agencies	$141,244	$170,403	$311,647
State, municipal and other government	60,165	97,138	157,303
Public utilities	143,598	704,324	847,922
Industrial and miscellaneous	1,978,492	7,468,676	9,447,168
Mortgage and other asset-backed securities	1,501,842	4,137,743	5,639,585

	3,852,341	12,578,284	16,403,625
Other preferred stocks	20,355	60,688	81,043

	$3,845,696	$12,638,972	$16,484,668

	Losses Less Than 12 Months	Losses 12 Months or More	Total
December 31, 2004
Bonds:
United States Government and agencies	$351,590	$102,154	$453,744
State, municipal and other government	37,238	56,603	93,841
Public utilities	268,419	145,819	414,238
Industrial and miscellaneous	3,832,278	1,203,626	5,035,904
Mortgage and other asset-backed securities	3,614,254	782,497	4,396,751

	8,103,779	2,290,699	10,394,478
Other preferred stocks	31,563	—	31,563

	$8,135,342	$2,290,699	$10,426,041

The carrying amounts and estimated fair values of bonds at December 31, 2005, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

33

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

	Carrying Amount	Estimated Fair Value
Due in one year or less	$1,024,634	$1,027,408
Due after one year through five years	9,871,760	9,969,591
Due after five years through ten years	8,626,847	8,780,298
Due after ten years	6,213,692	6,729,333

	25,736,933	26,506,630
Mortgage and other asset-backed securities	10,114,782	10,061,367

	$35,851,715	$36,567,997

A detail of net investment income is presented below:

	Year Ended December 31
	2005	2004	2003
Interest on bonds and preferred stocks	$2,077,785	$2,045,143	$2,062,944
Dividends on equity investments	3,688	32,448	35,360
Interest on mortgage loans	383,849	349,988	311,376
Rental income on real estate	4,871	6,625	7,828
Interest on policy loans	9,277	6,903	6,293
Derivatives	(29,658)	(21,395)	(22,920)
Other	77,484	67,759	(3,281)

Gross investment income	2,527,296	2,487,471	2,397,600
Less investment expenses	(137,242)	(106,722)	(103,677)

Net investment income	$2,390,054	$2,380,749	$2,293,923

34

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

Proceeds from sales and maturities of bonds and preferred stocks and related gross realized gains and losses were as follows:

	Year Ended December 31
	2005	2004	2003
Proceeds	$23,512,439	$27,382,644	$37,245,119

Gross realized gains	$291,791	$377,571	$613,253
Gross realized losses	(203,370)	(170,327)	(394,929)

Net realized gains	$88,421	$207,244	$218,324

Gross realized losses for the years ended December 31, 2005, 2004 and 2003 include $42,184, $41,722 and $172,815, respectively, which relates to losses recognized on other than temporary declines in market value of debt securities.

At December 31, 2005, investments with an aggregate carrying value of $58,331 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

Net realized capital gains/losses on investments and change in net unrealized capital gains/losses on investments are summarized below:

	Realized Year Ended December 31
	2005	2004	2003
Bonds and preferred stocks	$88,421	$207,244	$218,324
Equity securities	(4,465)	9,300	4,260
Mortgage loans on real estate	(3,054)	(12,719)	(83)
Real estate	2,538	6,320	1,248
Short-term investments	(7)	2,113	—
Derivatives	(27,493)	(37,464)	(74,660)
Other invested assets	69,851	40,595	(16,511)

	125,791	215,389	132,578
Tax effect	(53,227)	(50,818)	(70,496)
Transfer to interest maintenance reserve	(63,341)	(98,780)	(200,033)

Net realized capital gains (losses) on investments	$9,223	$65,791	$(137,951)

35

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

	Change in Unrealized Year Ended December 31
	2005	2004	2003
Bonds	$(112,374)	$54,762	$148,028
Preferred stocks	1,816	8,029	(294)
Common stocks	5,085	14,629	12,952
Affiliated entities	2,619	57,132	(77,012)
Mortgage loans on real estate	—	—	(28,842)
Other invested assets	58,498	(33,808)	(3,337)
Derivative instruments	88,809	(40,228)	(56,483)

Change in net unrealized capital gains/losses	$44,453	$60,516	$(4,988)

Gross unrealized gains and gross unrealized losses on unaffiliated common stocks are as follows:

	December 31
	2005	2004
Unrealized gains	$35,911	$30,587
Unrealized losses	(3,424)	(3,186)

Net unrealized gains	$32,487	$27,401

During 2005, the Company issued mortgage loans with interest rates ranging from 4.25% to 7.41% for commercial loans and 6.35% to 7.60% for agricultural loans. The maximum percentage of any one mortgage loan to the value of the underlying real estate at origination was 89%. Mortgage loans with a carrying amount of $132 were non-income producing for the previous 180 days. Accrued interest of $119 related to these mortgage loans was excluded from investment income at December 31, 2005. The Company has a mortgage or deed of trust on the property thereby creating a lien which gives it the right to take possession of the property (among other things) if the borrower fails to perform according to the terms of the loan documents. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property.

36

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

At December 31, 2005 and 2004, the carry amounts of impaired loans with a related allowance for credit losses were $105 and $17,978, respectively, with associated allowances of $104 and $8,184, respectively. There were no impaired mortgage loans held without an allowance for credit losses as of December 31, 2005 or 2004. The average recorded investment in impaired loans during 2005 and 2004 was $4,766 and $65,840, respectively.

The Company accrues interest income on impaired loans to the extent deemed collectible (delinquent less than 91 days) and the loan continues to perform under its original or restructured contractual terms. Interest income on nonperforming loans generally is recognized on a cash basis. The Company recognized interest income on impaired loans of $110 and $3,077 for the years ended December 31, 2005 and 2004, respectively. Interest income in the amount of $126 and $5,672 was recognized on a cash basis for years ended December 31, 2005 and 2004, respectively.

The following table provides a reconciliation of the beginning and ending balances for the allowance for credit losses on mortgage loans:

	Year Ended December 31
	2005	2004	2003
Balance at beginning of period	$8,184	$8,363	$1,863
Additions, net charged to operations	838	13,234	6,500
Reduction due to write-downs charged against the allowance	7,612	6,300	—
Recoveries in amounts previously charged off	1,306	7,113	—

Balance at end of period	$104	$8,184	$8,363

At December 31, 2005 and 2004, the Company had recorded investments in restructured securities of $15,354 and $24,208, respectively. There were no capital losses taken as a result of such restructurings. The Company often has impaired a security prior to the restructure date. These impairments are not included in the calculation of restructure related losses and are accounted for as a realized loss, reducing the cost basis of the security involved.

37

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

At December 31, 2005 and 2004, the Company had loans of $0 and $64, respectively, for which impairments have been recognized in accordance with SSAP No. 36, Troubled Debt Restructuring. There were no realized losses during the years ended December 31, 2005 and 2004 related to such restructurings. There are no commitments to lend additional funds to debtors owing receivables.

At December 31, 2005 and 2004, the Company held a mortgage loan loss reserve in the AVR of $143,121 and $113,662, respectively. The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

Geographic Distribution			Property-Type Distribution
	December 31			December 31
	2005	2004		2005	2004
South Atlantic	23%	22%	Office	36%	37%
Pacific	21	20	Industrial	20	21
Mountain	17	17	Apartment	19	20
E. North Central	13	16	Retail	18	16
Middle Atlantic	12	11	Other	4	3
W. North Central	7	6	Agriculture	2	2
W. South Central	3	3	Medical	1	1
E. South Central	2	3
New England	2	2

The Company uses interest rate swaps to reduce market risk in interest rates and to alter interest rate exposures arising from mismatches between assets and liabilities. An interest rate swap is an arrangement whereby two parties (counterparties) enter into an agreement to exchange periodic interest payments. The dollar amount the counterparties pay each other is an agreed-upon period interest rate multiplied by an underlying notional amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. The Company also uses cross currency swaps to reduce market risk in foreign currencies and to alter exchange exposure arising from mismatches between assets and liabilities. A notional currency exchange occurs at the beginning and end of the contract. During the life of the swap, the counterparties exchange fixed or floating interest payments in its swapped currency. All swap transactions are entered into pursuant to master agreements providing for a single net payment to be made by one counterparty at each due date.

38

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

Derivative instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges, consequently, when the value of the derivative changes, the value of a corresponding hedged asset or liability will move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

The maximum term over which the Company is hedging its exposure to the variability of future cash flows is approximately 17 1/2 years for forecasted hedge transactions. For forecasted hedge transactions, the deferred gain (loss) is recognized in income as the purchased asset affects income. If the forecasted transaction no longer qualifies for hedge accounting or if the forecasted transaction is no longer probable, the forward-starting swap will cease to be valued at amortized cost and will be market to market through surplus. For the year ended December 31, 2005, none of the Company’s cash flow hedges has been discontinued, as it was probable that the original forecasted transactions would occur by the end of the originally specified time period documented at inception of the hedging relationship.

For the years ended December 31, 2005 and 2004, the Company has recorded $14,928 and $69, respectively, for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting. This has been recorded directly to unassigned surplus as an unrealized loss. The Company did not recognize any unrealized gains or losses during 2005 or 2004 that represented the component of derivative instruments gain or loss that was excluded from the assessment of hedge effectiveness.

An interest rate floor provides for the receipt of payments in the event interest rates fall below the strike rates in the contract. The floor is designed to generate cash flows to offset the lower cash flows received on assets during low interest rate environments. The Company may also invest in capped floating rate commercial mortgage loans and use interest rate caps to convert the commercial mortgage loan into a pure floating rate asset in order to meet its overall asset/liability strategy. Interest rate caps provide for the receipt of payments when interest rates rise above the strike rates in the contract. A single premium is paid by the Company at the beginning of the interest rate cap/floor contracts.

39

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

The Company replicates investment grade corporate bonds by combining a AAA rated security as a cash component with a credit default swap which, in effect, converts the high quality asset to a lower rated investment grade asset. Using the swap market to replicate credit enables the Company to enhance the relative values while having the ability to execute larger transactions in a shortened time frame. At December 31, 2005 and 2004, the Company had replicated assets with a fair value of $257,592 and $220,517, respectively, and credit default swaps with a fair value of $655 and $469, respectively. During the years ended December 31, 2005, 2004, and 2003, the Company did not recognize any capital losses related to replication transactions.

The Company is exposed to credit related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparty to fail to meet their obligations given their high credit rating of ‘A’ or better. The credit exposure of interest rate swaps and currency swaps is represented by the fair value of contracts, aggregated at a counterparty level, with a positive fair value at the reporting date. The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf. The posted amount is equal to the difference between the net positive fair value of the contracts and an agreed upon threshold that is based on the credit rating of the counterparty. Inversely, if the net fair value of all contracts with this counterparty is negative, then the Company is required to post assets instead. As of December 31, 2005, the fair value of all contracts, aggregated at a counterparty level, with a positive and negative fair value amounted to $380,956 and $148,605, respectively.

At December 31, 2005 and 2004, the Company’s outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

	Notional Amount
	2005	2004
Derivative securities:
Interest rate and currency swaps:
Receive fixed – pay floating	$6,049,495	$6,687,078
Receive floating – pay fixed	5,177,710	5,763,272
Receive floating (uncapped) – pay floating (capped)	2,252,501	2,891,170
Interest rate cap agreement	4,503,253	30,854
Interest rate floor agreements	—	160,500

40

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The Company reinsures portions of risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Premiums earned reflect the following reinsurance assumed and ceded amounts:

	Year Ended December 31
	2005	2004	2003
Direct premiums	$6,263,720	$6,613,440	$9,743,189
Reinsurance assumed – non affiliates	118,163	4,135	28,199
Reinsurance assumed – affiliates	4,151	606,996	155,918
Reinsurance ceded – non affiliates	(143,292)	(154,630)	(225,402)
Reinsurance ceded – affiliates	(1,137,525)	(728,691)	(58,488)

Net premiums earned	$5,105,217	$6,341,250	$9,643,416

The Company received reinsurance recoveries in the amount of $207,157, $246,616, and $308,400 during 2005, 2004, and 2003, respectively. At December 31, 2005 and 2004, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $13,626 and $15,175, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2005 and 2004 of $2,954,515 and $1,981,259, respectively.

At December 31, 2005 and 2004, amounts recoverable from unaffiliated unauthorized reinsurers of $1,497 and $2,089, respectively, and reserve credits for reinsurance ceded of $28,971 and $31,484, respectively were associated with a single reinsurer and its affiliates. The Company holds collateral under these reinsurance agreements in the form of trust agreements totaling $32,063 and $37,230 at December 31, 2005 and 2004, respectively, that can be drawn on for amounts that remain unpaid for more than 120 days.

41

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Reinsurance (continued)

During 2001, the Company entered into a reinsurance transaction with an unaffiliated company to cede certain annuity benefits on an inforce group of contracts. The gain from this transaction of $13,674 was credited directly to unassigned surplus. During 2005, 2004, and 2003, $1,437 $1,480 and $1,525, respectively, of the initial gain were amortized into earnings, with a corresponding charge to unassigned surplus.

During 2001, the Company entered into a reinsurance transaction with Transamerica International Re (Bermuda) Ltd. (TIRE), an affiliate of the Company. Under the terms of this transaction, the Company ceded certain traditional life insurance contracts. The net of tax impact from the cession of inforce business was $33,042, which was credited directly to unassigned surplus. During 2005, 2004 and 2003, the Company has amortized $3,304, $3,304 and $3,304, respectively, into earnings with a corresponding charge to unassigned surplus. The Company has a liability for funds held under reinsurance of $625,459 and $31,080 at December 31, 2005 and December 31, 2004, respectively.

During 2003, the Company recaptured a block of business ceded to a non-affiliated company. The recapture resulted in no consideration received by or paid to the Company. This recapture resulted in a pre-tax loss of $3,323, which was recorded in the statement of operations. The loss was offset by the release of liability for unauthorized reinsurance and non-admitted assets related to the reinsurance treaty of $3,208, which were credited directly to unassigned surplus.

During 2003, the Company entered into a reinsurance transaction with Transamerica International Re (Bermuda) Ltd, an affiliate. Under the terms of this transaction, the Company ceded the obligations and benefits related to certain life insurance contracts. The difference between the consideration paid of $2,608 and the reserve credit taken of $6,188 was credited directly to unassigned surplus on a net of tax basis. Subsequent to the initial gain, the Company has amortized $256, $266 and $275 into earnings during 2005, 2004 and 2003, respectively, with a corresponding charge to unassigned surplus. The Company holds collateral in the form of letters of credit of $3,000.

During 2003, the Company entered into an indemnity reinsurance agreement in which the Company agreed to cede the obligations and benefits related to certain fixed annuity contracts on a coinsurance and modified coinsurance basis. The Company received a ceding commission of $13,386 at the inception of the contract. In addition, the Company released the IMR liability of $12,906 related to the assets backing the ceded contracts because the future investment experience to be transferred to the assuming company will

42

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Reinsurance (continued)

be without adjustment of the IMR that existed at the date of the initial transaction. The resulting gain from the ceding commission and the IMR release has been recorded directly to the unassigned surplus on a net of tax basis. The initial mod-co transaction of $1,587,431 is included separately in the revenue and expense sections of the Company’s statement of operations for 2003. During 2005, 2004 and 2003, the Company has amortized $985, $6,979 and $9,473, respectively, of the initial gain into earnings with a corresponding charge to unassigned surplus.

The Company has historically been a party to various reinsurance transactions with MEGA Life and Health Insurance Co. and its affiliates (“MEGA”) related to certain accident and health business. During 2003, the Company entered into several reinsurance transactions and novations of certain underlying policies such that all risks associated with these treaties and policies have been ceded to MEGA. No gain or loss was recognized related to these transactions.

During 2004, the Company entered into another reinsurance transaction to cede the new production of certain fixed annuity contracts to Transamerica International Re (Ireland) Ltd, an affiliate of the Company, on a funds withheld basis. The Company ceded premiums of $861,776 and $677,733 during 2005 and 2004, respectively, and has taken a reserve credit of $1,419,368 and $650,613 at December 31, 2005 and 2004, respectively. The Company has a liability for funds held under reinsurance of $1,364,943 and $620,934 at December 31, 2005 and December 31, 2004, respectively. The consummation of this treaty caused no initial gain or loss.

On July 1, 2004, the Company recaptured the business it had ceded to TOLIC. The Company received $286,705 as consideration for this recapture, which has been included in the Company’s statement of operations. The change in reserves of $293,942 related to the recapture has been reported in the statement of operations. This transaction reduced funds held under coinsurance and other reinsurance treaties by $286,754 during 2004.

On October 1, 2004, the Company recaptured the business it had ceded under a reinsurance treaty with First AUSA Life Insurance Company, an affiliate. The Company received $643,279 as consideration for this recapture, which has been included in the Company’s statement of operations. The change in reserves of $643,279 related to the recapture has been reported in the statement of operations as an increase in reserves.

43

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Income Taxes

The main components of net deferred income taxes are as follows:

	December 31
	2005	2004
Deferred income tax assets:
Guaranty funds	$6,156	$5,770
Non-admitted assets	2,813	2,331
807(f) assets	8,195	4,868
Deferred acquisition costs	212,840	210,148
Reserves	100,065	94,755
Unrealized capital losses	65,081	60,665
Derivatives	60,941	—
Deferred intercompany losses	1,918	25,031
Other	6,798	7,257

Total deferred income tax assets	$464,807	$410,825

Deferred income tax assets – nonadmitted	$169,345	$154,668

Deferred income tax liabilities:
Unrealized capital gains	$140,564	$123,493
807(f) liability	4,182	2,508
Accrued dividends	4,447	—
Deferred intercompany gains	11,524	37,177
Partnerships	17,745	(16,678)
Other	608	8,308

Total deferred income tax liabilities	$179,070	$154,808

44

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Income Taxes (continued)

The change in net deferred income tax assets and deferred income tax assets – nonadmitted are as follows:

	Year Ended December 31
	2005	2004	2003
Change in net deferred income tax asset	$29,720	$(43,530)	$(98,414)

Change in deferred income tax assets - nonadmitted	$14,677	$(21,192)	$(55,677)

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain from operations before federal income tax expense and net realized capital gains (losses) on investments for the following reasons:

	Year Ended December 31
	2005	2004	2003
Income tax computed at federal statutory rate (35%)	$102,803	$97,892	$105,259
Deferred acquisition costs – tax basis	3,237	14,810	15,082
Depreciation	—	53	(112)
Dividends received deduction	(22,887)	(8,511)	(4,005)
IMR amortization	(13,821)	(11,515)	(6,768)
Investment income items	(9,159)	(4,233)	(7,787)
Low income housing credits	(5,138)	(5,215)	(6,035)
Limited partnerships book/tax difference	(2,477)	13,641	3,129
Prior year over accrual	(22,832)	2,409	(31,195)
Tax contingencies	930	4,845	7,441
Prior year receivable	(18,578)	(18,578)	(18,578)
Reinsurance transactions	(2,094)	(5,049)	1,830
Tax credits	(716)	(218)	(892)
Tax reserve adjustment	(3,549)	242	(664)
Other	(1,417)	(2,256)	415

Federal income tax expense	$4,302	$78,317	$57,120

45

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Income Taxes (continued)

Effective October 1, 2005, the Company joined in a consolidated income tax return filing with TOLIC. Prior to that date, the Company filed a consolidated tax return with its indirect parent company, AEGON US Holding Corporation. Under the terms of a tax sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies’ alternative minimum taxable income. In addition, any operating loss or capital loss carryforwards are calculated for the life and nonlife subgroups on a consolidated basis.

The Company’s federal income tax returns have been examined by the Internal Revenue Service and the statute is closed through 2000. The examination fieldwork for 2001 through 2003 has been completed and a protest of findings has been filed with the Appeals Office of the Internal Revenue Service. An examination of 2004 is scheduled to begin in 2006.

Effective October 1, 2005, the Company was the surviving company in a merger with Transamerica Life Insurance and Annuity Company (TALIAC). An examination of TALIAC’s federal income tax returns by the Internal Revenue Service is underway for the calendar years 2002, 2003 and 2004.

Income taxes incurred during 2005, 2004 and 2003 for the consolidated group in which the Company is included that will be available for recoupment in the event of future net losses is $159,090, $124,669 and $128,053, respectively.

Prior to 1984, as provided for under the Life insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the “policyholders’ surplus account” (PSA). Effective October 1, 2005, the Company was a surviving company in a merger with TALIAC. No federal income taxes have been provided for in the financial statements on income deferred in the PSA of the surviving company ($20,260 at December 31, 2005). Due to United States tax legislation enacted in October 2004, distributions to shareholders during 2005 and 2006 are deemed to come first out of the policyholder surplus account balance on a tax free basis. Prior to the merger with TALIAC, the Company made a distribution from the policyholder surplus account which reduced its balance to $0 ($20,387 at December 31, 2004). The balance of the

46

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Income Taxes (continued)

Company’s PSA as of December 31, 2005 is $20,260, which is a carryover from TALIAC’s pre-merger PSA balance. If a balance remains after 2006, to the extent that dividends are paid from the amount accumulated in the PSA, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the PSA account become taxable (after 2006), the tax thereon computed at the current rates would amount to approximately $7,091.

8. Policy and Contract Attributes

A portion of the Company’s policy reserves and other policyholders’ funds (including separate account liabilities) relate to liabilities established on a variety of the Company’s annuity and deposit-type products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:

	December 31
	2005		2004
	Amount	Percent of Total	Amount	Percent of Total
Subject to discretionary withdrawal with market value adjustment	$4,137,425	7%	$5,145,819	9%
Subject to discretionary withdrawal at book value less surrender charge	5,194,249	9	8,960,598	16
Subject to discretionary withdrawal at market value	19,641,958	34	17,492,878	30
Subject to discretionary withdrawal at book value (minimal or no charges or adjustments)	16,625,467	29	13,920,011	24
Not subject to discretionary withdrawal provision	12,093,715	21	12,421,475	21

Total gross	57,692,814	100%	57,940,781	100%

Less reinsurance ceded	2,590,225		1,867,055

Total net policy reserves on annuities and deposit-type liabilities	$55,102,589		$56,073,726

47

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

Included in the liability for deposit-type contracts at December 31, 2005 and 2004 are $3,450,000 and $4,237,000, respectively, of funding agreements issued to special purpose entities in conjunction with non-recourse medium-term note programs. Under these programs, the proceeds from each note series issuance is used to purchase a funding agreement from an affiliated Company which secures that particular series of notes. The funding agreement is reinsured to the Company. In general, the payment terms of the note series match the payment terms of the funding agreement that secures that series. Claims for principal and interest for these funding agreements are afforded equal priority as other policyholders. At December 31, 2005, the contractual maturities were: 2006 - $1,242,000; 2007 - $1,373,000; 2008 - $0; 2009 - $368,000; 2010 - $55,000, and thereafter - $412,000.

The Company’s liability for deposit-type contracts includes GIC’s and funding agreements assumed from Monumental Life Insurance Company, an affiliate. The liabilities assumed are $4,218,445 and $5,007,410 at December 31, 2005 and 2004, respectively.

48

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

Separate and variable accounts held by the Company relate to individual variable life insurance policies. The benefits provided on the policies are determined by the performance and/or market value of the investments held in the separate account. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. The assets of these are carried at market value. The life insurance policies typically provide a guaranteed minimum death benefit. Information regarding the separate accounts of the Company as of and for the years ended December 31, 2005 and 2004 is as follows:

	Nonindexed Guaranteed Less than or equal to 4%	Nonindexed Guaranteed More than 4%	Nonguaranteed Separate Account	Total
Premiums, deposits, and other considerations for the year ended December 31, 2005	$7,756	$—	$3,592,608	$3,600,364

Reserves for separate accounts with assets at:
Fair value	$—	$—	$22,429,774	$22,429,774
Amortized cost	472,193	136,956	—	609,149

Total at December 31, 2005	$472,193	$136,956	$22,429,774	$23,038,923

Reserves for separate accounts by withdrawal characteristics at December 31, 2005:
Subject to discretionary withdrawal:
With market value adjustment	$—	$136,956	$—	$136,956
At book value without market value adjustment and with current surrender charge of 5% or more	—	—	—	—
At fair value	—	—	22,429,774	22,429,774
At book value without market value adjustment and with current surrender charge of less than 5%	436,447	—	—	436,447
Not subject to discretionary withdrawal	35,746	—	—	35,746

Total separate account liabilities at December 31, 2005	$472,193	$136,956	$22,429,774	$23,038,923

49

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

	Nonindexed Guaranteed Less than or equal to 4%	Nonindexed Guaranteed More than 4%	Nonguaranteed Separate Account	Total
Premiums, deposits, and other considerations for the year ended December 31, 2004	$11,643	$—	$3,125,541	$3,137,184

Reserves for separate accounts with assets at:
Fair value	$—	$—	$19,631,255	$19,631,255
Amortized cost	450,201	255,701	—	705,902

Total at December 31, 2004	$450,201	$255,701	$19,631,255	$20,337,157

Reserves for separate accounts by withdrawal characteristics at December 31, 2004:
Subject to discretionary withdrawal:
With market value adjustment	$—	$255,701	$65,384	$321,085
At book value without market value adjustment and with current surrender charge of 5% or more	—	—	—	—
At fair value	—	—	19,565,871	19,565,871
At book value without market value adjustment and with current surrender charge of less than 5%	418,070	—	—	418,070
Not subject to discretionary withdrawal	32,131	—	—	32,131

Total separate account liabilities at December 31, 2004	$450,201	$255,701	$19,631,255	$20,337,157

50

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

	Nonindexed Guaranteed Less than or equal to 4%	Nonindexed Guaranteed More than 4%	Nonguaranteed Separate Account	Total
Premiums, deposits, and other considerations for the year ended December 31, 2003	$10,816	$4,750	$3,582,463	$3,598,029

Reserves for separate accounts with assets at:
Fair value	$—	$—	$16,849,560	$16,849,560
Amortized cost	412,985	308,856	—	721,841

Total at December 31, 2003	$412,985	$308,856	$16,849,560	$17,571,401

Reserves for separate accounts by withdrawal characteristics at December 31, 2003:
Subject to discretionary withdrawal:
With market value adjustment	$—	$255,701	$65,384	$321,085
At book value without market value adjustment and with current surrender charge of 5% or more	—	—	—	—
At fair value	—	—	19,565,871	19,565,871
At book value without market value adjustment and with current surrender charge of less than 5%	418,070	—	—	418,070
Not subject to discretionary withdrawal	32,131	—	—	32,131

Total separate account liabilities at December 31, 2003	$450,201	$255,701	$19,631,255	$20,337,157

51

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year Ended December 31
	2005	2004	2003
Transfers as reported in the summary of operations of the separate accounts statement:
Transfers to separate accounts	$3,593,915	$3,133,299	$3,600,917
Transfers from separate accounts	(2,235,232)	(2,116,915)	(1,185,184)

Net transfers to separate accounts	1,358,683	1,016,384	2,415,733
Miscellaneous reconciling adjustments	6,833	5,805	7,034

Transfers as reported in the summary of operations of the life, accident and health annual statement	$1,365,516	$1,022,189	$2,422,767

At December 31, 2005 and 2004, the Company had separate account annuities with guaranteed benefits as follows:

Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
December 31, 2005
Minimum guaranteed death benefit	$13,441,966	$148,186	$25,827
Minimum guaranteed income benefit	8,303,742	111,898	6,973
Guaranteed premium accumulation fund	61,322	8,875	—
Minimum guaranteed withdrawal benefit	1,257,973	7,002	(4,448)

December 31, 2004
Minimum guaranteed death benefit	$12,708,701	$123,555	$30,342
Minimum guaranteed income benefit	8,273,717	93,888	2,760
Guaranteed premium accumulation fund	79,525	8,066	—
Minimum guaranteed withdrawal benefit	448,821	1,612	(1,255)

52

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

For Variable Annuities with Guaranteed Living Benefits (VAGLB), which includes minimum guaranteed income, minimum guaranteed withdrawal, and guaranteed premium accumulation fund benefits, the Company complies with Actuarial Guideline 39. This guideline defines a two step process for the determination of VAGLB reserves. The first step is to establish a reserve equal to the accumulated VAGLB charges for the policies in question. The second step requires a standalone asset adequacy analysis to determine the sufficiency of these reserves. This step has been satisfied by projecting 30 years into the future along 1000 stochastic variable return paths using a variety of assumptions as to VAGLB charges, lapse, withdrawal, annuitization and death. The results of this analysis are discounted back to the valuation date and compared to the accumulation of fees reserve to determine if an additional reserve needs to be established.

For Variable Annuities with Minimum Guaranteed Death Benefits (MGDB), the Company complies with Actuarial Guideline 34. This guideline requires that MGDBs be projected by assuming an immediate drop in the values of the assets supporting the variable annuity contract, followed by a subsequent recovery at a net assumed return until the maturity of the contract. The immediate drop percentages and gross assumed returns vary by asset class and are defined in the guideline. Mortality is based on the 1994 Variable Annuity MGDB Mortality Table, which is also defined in the guideline.

Reserves on the Company’s traditional life products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy’s paid-through date to the policy’s next anniversary date. At December 31, 2005 and 2004, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loading, are as follows:

	Gross	Loading	Net
December 31, 2005
Life and annuity:
Ordinary direct first year business	$3,520	$2,463	$1,057
Ordinary direct renewal business	21,815	7,026	14,789
Group life direct business	3,233	2,347	886

Total life and annuity	28,568	11,836	16,732
Accident and health:
Direct	4,422	—	4,422

Total accident and health	4,422	—	4,422

	$32,990	$11,836	$21,154

53

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

	Gross	Loading	Net
December 31, 2004
Life and annuity:
Ordinary direct first year business	$3,703	$2,524	$1,179
Ordinary direct renewal business	22,497	7,133	15,364
Group life direct business	4,190	2,800	1,390

Total life and annuity	30,376	12,414	17,933
Accident and health:
Direct	3,053	—	3,053

Total accident and health	3,053	—	3,053

	$33,429	$12,414	$20,986

At December 31, 2005 and 2004, the Company had insurance in force aggregating $1,023,533 and $1,175,628, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Insurance Division, Department of Commerce, of the State of Iowa. The Company established policy reserves of $29,615 and $34,797 to cover these deficiencies at December 31, 2005 and 2004, respectively.

During 2004, the Company made a correction in the guaranteed nonforfeiture interest rate on certain universal life contracts. This caused a decrease in reserves of $1,423, which was credited to capital and surplus.

During 2003, the Company upgraded its reserve valuation system for fixed deferred annuities and variable annuities. The valuation system upgrade, which provides for more precise calculations, caused general account reserves to decrease by $3,572 and separate account reserves to increase by $4,681. The amounts relating to the general account were credited directly to unassigned surplus. The amounts related to the separate accounts are included in the change in surplus in separate accounts in the 2003 statement of changes in capital and surplus.

54

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

9. Dividend Restrictions

The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its parent company. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of statutory capital and surplus as of the preceding December 31, or (b) statutory gain from operations before net realized capital gains (losses) on investments for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2006, without the prior approval of insurance regulatory authorities, is $289,422.

During 2003, upon approval of insurance regulatory authorities, the Company paid $300,000 to its parent company. This payment consisted of a dividend of $45,700 and a return of additional paid-in-capital of $254,300.

During 2004, the Company received a capital contribution of $490,000. During 2003, the Company received a capital contribution of $200,000 in cash from the parent company of TALIAC, TOLIC, and $80,000 from the Company’s parent at that time, Transamerica Holding Company, LLC.

During 2004, the Company paid a dividend of $400,000 to TOLIC.

Life/health insurance companies are subject to certain risk-based capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 2005, the Company meets the RBC requirements.

10. Retirement and Compensation Plans

The Company’s employees participate in a qualified defined benefit pension plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based the Statement of Financial Accounting Standards No. 87 expense as a percent of salaries. The benefits are based on years of service and the employee’s compensation during the highest five consecutive years of employment. The Company’s allocation of pension expense for each of the years ended December 31, 2005, 2004, and 2003 was $2,789, $1,417, and $1,658, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974.

55

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

10. Retirement and Compensation Plans (continued)

The Company’s employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to twenty-five percent of their salary to the plan. The Company will match an amount up to three percent of the participant’s salary.

Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974. Benefits expense of $1,515, $620, and $637 were allocated for the years ended December 31, 2005, 2004, and 2003, respectively.

AEGON sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The plans are noncontributory, and benefits are based on years of service and the employee’s compensation level. The plans are unfunded and nonqualified under the Internal Revenue Service Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for each of the years ended December 31, 2005, 2004, and 2003 was negligible. AEGON also sponsors an employee stock option plan/stock appreciation rights for individuals employed and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued or funded as deemed appropriate by management of AEGON and the Company.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans, calculated on the pay-as-you-go basis, are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $273, $172, and $166 for the years ended December 31, 2005, 2004, and 2003, respectively.

56

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

11. Sales, Transfer, and Servicing of Financial Assets and Extinguishments of Liabilities

During 2005, 2004 and 2003, the Company sold $10,788, $23,460, and $22,970, respectively, of agent balances without recourse to an affiliated company. Prior to July 29, 2005, the agent debit balances were sold to Money Services, Inc. (MSI), an affiliated company. Subsequent to July 29, 2005, agent debit balances were sold without recourse to ADB Corporation, LLC (ADB), an affiliated company, and all rights, title and interest in the prior net debit balances owned by MSI prior to July 29, 2005, were fully assigned, without recourse, to ADB. The Company did not realize a gain or loss as a result of the sales.

12. Related Party Transactions

The Company is party to a common cost allocation service arrangement between AEGON USA, Inc. companies, in which various affiliated companies may perform specified administrative functions in connection with the operation of the Company, in consideration of reimbursement of actual costs of services rendered. The Company is also a party to a Management and Administrative and Advisory agreement with AEGON USA Realty Advisors, Inc. whereby the Advisor serves as the administrator and advisor for the Company’s mortgage loan operations. AEGON USA Investment Management, LLC acts as a discretionary investment manager under an Investment Management Agreement with the Company. During 2005, 2004, and 2003, the Company paid $82,913, $95,876 and $142,703, respectively, for these services, which approximates their costs to the affiliates.

Payables to affiliates bear interest at the thirty-day commercial paper rate. During 2005, 2004, and 2003, the Company paid net interest of $14,352, $1,943, and $1,988, respectively, to affiliates.

At December 31, 2005, the Company held two short-term notes receivable in the amount of $39,500 and $2,000, from AEGON USA, Inc., an affiliate, which are due on or before December 28, 2006 and December 30, 2006, respectively. These notes receivable are reported in aggregate as a receivable from parent, subsidiaries and affiliates on the balance sheet. At December 31, 2004, the Company reported $47,800 short-term notes receivable from Monumental Life Insurance Company, an affiliate, which was due December 23, 2005. Interest on these notes accrues based on the 30-day commercial paper rate at the time of issuance.

57

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

12. Related Party Transactions (Continued)

During 1998, the Company issued life insurance policies to certain affiliated companies, covering the lives of certain employees of those affiliates. Aggregate reserves for policies and contracts related to these policies are $245,922 and $236,425 at December 31, 2005 and 2004, respectively.

13. Commitments and Contingencies

The Company has issued synthetic GIC contracts to benefit plan sponsors totaling $5,513,354 as of December 31, 2005. A synthetic GIC is an off-balance sheet fee-based product sold primarily to tax qualified plans. The plan sponsor retains ownership and control of the related plan assets. The Company provides book value benefit responsiveness in the event that qualified plan benefit requests exceed plan cash flows. In certain contracts, the Company agrees to make advances to meet benefit payment needs and earns a market interest rate on these advances. The periodically adjusted contract-crediting rate is the means by which investment and benefit responsive experience is passed through to participants. In return for the book value benefit responsive guarantee, the Company receives a premium that varies based on such elements as benefit responsive exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow. Funding requirements to date have been minimal and management does not anticipate any future material funding requirements that would have a material impact on reported financial results.

The Company has also provided a guarantee for the obligations of non-insurance affiliates. These entities accept assignments of structured settlement payment obligations from other insurers and purchases structured settlement insurance policies from subsidiaries of the Company that match those obligations. There are no expected payments associated with this guarantee.

At December 31, 2005, 2004, and 2003, the Company had entered into an agreement with commitment amounts of $21,090, $21,090, and $37,670, respectively, for which it was paid a fee to provide credit enhancement and standby liquidity asset purchase agreements on municipal variable rate demand note facilities. The Company believes the chance of draws or other performance features being exercised under these agreements is minimal.

At December 31, 2005 and 2004, the net amount of securities being acquired on a to be announced basis was $3,043 and $1,393,579, respectively.

58

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

13. Commitments and Contingencies (continued)

The Company may pledge assets as collateral for derivative transactions. At December 31, 2005, the Company has pledged invested assets with a carrying value and market value of $2,644 and $2,697, respectively, in conjunction with these transactions.

Assets in the amount of $1,090,893 and $1,530,302 as of December 31, 2005 and 2004, respectively, were pledged as collateral in conjunction with funding agreements associated with the Federal Home Loan Bank.

The Company participates in an agent-managed securities lending program. The Company receives collateral equal to 102 or 105% of the fair market value of the loaned securities as of the transaction date for domestic or international securities, respectively. The counterparty is mandated to deliver additional collateral if the fair value of the collateral is at any time less than 102 or 105% of the fair value of the loaned domestic or international securities. This additional collateral, along with the collateral already held in connection with the lending transaction, is at least equal to 102 or 105% of the fair value of the loaned domestic or international securities, respectively. The agreement does not allow rehypothication of collateral by any party involved but does allow cash collateral to be invested in reverse repurchase agreements. At December 31, 2005 and 2004, the value of securities loaned amounted to $1,237,883 and $1,229,581, respectively.

The Company has contingent commitments for $645,650 and $307,314 at December 31, 2005 and 2004, respectively, for joint ventures, partnerships, and limited liability companies.

At December 31, 2005 and 2004, the Company has mortgage loan commitments of $64,863 and $159,545, respectively.

At December 31, 2004, the Company has outstanding private placement commitments of $32,000. No such commitments existed at December 31, 2005.

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages, in addition to contract liability, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position.

59

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

13. Commitments and Contingencies (continued)

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company’s balance sheet. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. The Company has established a reserve of $18,520 and $16,615 and an offsetting premium tax benefit of $7,075 and $7,122 at December 31, 2005 and 2004, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense was $286, $365, and $56 for the years ended December 31, 2005, 2004, and 2003, respectively.

In the normal course of business, the Company has obtained letters of credit of $1,010 for the benefit of non affiliated companies that have reinsured business to the Company where the ceding companies state of domicile does not recognize the Company as an authorized reinsurer.

60

Statutory-Basis Financial

Statement Schedules

Transamerica Life Insurance Company

Summary of Investments – Other Than

Investments in Related Parties

(Dollars in Thousands)

December 31, 2005

SCHEDULE I

Type of Investment	Cost (1)	Market Value	Amount at Which Shown in the Balance Sheet
Fixed maturities
Bonds:
United States Government and government agencies and authorities	$471,422	$467,973	$471,422
States, municipalities and political subdivisions	1,087,998	1,089,051	1,087,998
Foreign governments	515,026	564,627	515,026
Public utilities	2,393,792	2,511,419	2,393,792
All other corporate bonds	31,383,477	31,934,927	31,383,477
Redeemable preferred stocks	338,423	388,220	338,423

Total fixed maturities	36,190,138	36,956,217	36,190,138

Equity securities
Common stocks:
Public utilities	1,177	1,818	1,818
Banks, trust and insurance	73,381	74,766	74,766
Industrial, miscellaneous and all other	160,369	190,830	190,830

Total equity securities	234,927	267,414	267,414
Mortgage loans on real estate	5,770,723		5,770,723
Real estate	34,521		34,521
Policy loans	123,221		123,221
Other long-term investments	1,116,749		1,116,749
Cash and short-term investments	326,027		326,027

Total investments	$43,796,305		$43,828,793

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.

61

Transamerica Life Insurance Company

Supplementary Insurance Information

(Dollars in Thousands)

SCHEDULE III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*	Premiums Written
Year ended December 31, 2005
Individual life	$3,733,738	$—	$21,092	$658,856	$231,660	$212,786	$659,658
Individual health	562,473	11,670	22,345	126,590	32,417	146,318	42,532	$127,460
Group life and health	411,648	3,611	28,479	128,286	24,716	124,052	52,140	214,013
Annuity	26,901,713	—	5,628	4,191,485	2,101,261	4,691,047	1,538,213

	$31,609,572	$15,281	$77,544	$5,105,217	$2,390,054	$5,174,203	$2,292,543

Year ended December 31, 2004
Individual life	$3,722,730	$—	$18,826	$1,109,335	$203,679	$561,099	$767,391
Individual health	481,153	11,264	20,082	125,322	25,246	149,813	34,059	$126,384
Group life and health	371,785	3,678	26,399	133,651	20,452	129,852	69,401	222,495
Annuity	28,876,607	—	—	4,972,942	2,131,372	6,571,058	1,353,494

	$33,452,275	$14,942	$65,307	$6,341,250	$2,380,749	$7,411,822	$2,224,345

Year ended December 31, 2003
Individual life	$3,345,082	$—	$14,877	$558,828	$188,648	$495,807	$267,671
Individual health	381,477	11,590	15,488	117,508	20,776	130,651	40,096	$117,509
Group life and health	329,033	3,728	17,239	142,627	18,993	109,984	62,601	205,257
Annuity	28,215,458	—	—	8,824,453	2,065,506	7,724,565	4,689,586

	$32,271,050	$15,318	$47,604	$9,643,416	$2,293,923	$8,461,007	$5,059,954

*	Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

62

Transamerica Life Insurance Company

Reinsurance

(Dollars in Thousands)

SCHEDULE IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2005
Life insurance in force	$44,440,385	$13,277,543	$95,282	$31,258,124	0%

Premiums:
Individual life	$901,447	$246,822	$4,231	$658,856	1%
Individual health	127,460	870	–	126,590	0
Group life and health	214,013	85,727	–	128,286	0
Annuity	5,020,800	947,398	118,083	4,191,485	3

	$6,263,720	$1,280,817	$122,314	$5,105,217	2%

Year ended December 31, 2004
Life insurance in force	$39,955,770	$8,914,965	$88,961	$31,129,766	0%

Premiums:
Individual life	$1,113,967	$8,844	$4,212	$1,109,335	0%
Individual health	126,384	1,062	–	125,322	0
Group life and health	222,495	88,844	–	133,651	0
Annuity	5,150,594	784,571	606,919	4,972,942	12

	$6,613,440	$883,321	$611,131	$6,341,250	10%

Year ended December 31, 2003
Life insurance in force	$39,022,658	$9,693,056	$90,171	$29,419,773	0%

Premiums:
Individual life	$561,203	$6,483	$4,108	$558,828	1%
Individual health	117,509	929	928	117,508	1
Group life and health	205,257	85,907	23,277	142,627	16
Annuity	8,859,220	190,571	155,804	8,824,453	2

	$9,743,189	$283,890	$184,117	$9,643,416	2%

63

FINANCIAL STATEMENTS

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Year Ended December 31, 2005

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Financial Statements

Year Ended December 31, 2005

Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners

of Transamerica Landmark Variable Annuity,

Transamerica Life Insurance Company

We have audited the accompanying statements of assets and liabilities of certain subaccounts of Transamerica Life Insurance Company Separate Account VA B (comprised of the Asset Allocation - Growth, Asset Allocation - Conservative, Asset Allocation - Moderate, Asset Allocation - Moderate Growth, American Century Large Company Value, American Century International, Capital Guardian Global, Capital Guardian U.S. Equity, Capital Guardian Value, Clarion Global Real Estate Securities, Transamerica Small/Mid Cap Value, Great Companies - AmericaSM, Great Companies - TechnologySM, Transamerica Balanced (A/T), Templeton Great Companies - Global, Janus Growth (A/T), Jennison Growth, J.P. Morgan Enhanced Index, Marsico Growth, MFS High Yield, Mercury Large Cap Value, PIMCO Total Return, Salomon All Cap, Transamerica Convertible Securities, Transamerica Equity, Transamerica Growth Opportunities, Transamerica U. S. Government Securities, Transamerica U.S. Government Securities - PAM Fund, T. Rowe Price Equity Income, T. Rowe Price Growth Stock, T. Rowe Price Small Cap, Van Kampen Active International Allocation, Van Kampen Large Cap Core, Transamerica Money Market, Van Kampen MidCap Growth, AIM V.I. Basic Value, AIM V.I. Capital Appreciation, AllianceBernstien Growth & Income, AllianceBernstien Large Cap Growth, Janus Aspen - Mid Cap Growth, Janus Aspen - Mid Cap Value, Janus Aspen - Worldwide Growth, MFS New Discovery, MFS Total Return, Fidelity - VIP Contrafund®, Fidelity - VIP Equity-Income, Fidelity - VIP Growth, Fidelity - VIP Growth Opportunities, Fidelity - VIP Mid Cap, Fidelity - VIP Value Strategies, STI Classic Capital Appreciation, STI Classic Large Cap Relative Value, STI Classic International Equity, STI Classic Investment Grade Bond, STI Classic Mid-Cap Equity, STI Classic Small Cap Value Equity, STI Classic Large Cap Value Equity, MTB Large Cap Growth Fund II, MTB Large Cap Value Fund II, MTB Managed Allocation - Aggressive Growth Fund II, MTB Managed Allocation - Moderate Growth Fund II, MTB Managed Allocation - Conservative Growth Fund II subaccounts), which are available for investment by contract owners of the Transamerica Landmark Variable Annuity, as of December 31, 2005, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005 by correspondence with the mutual funds’ transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Transamerica Life Insurance Company Separate Account VA B, which are available for investment by contract owners of Transamerica Landmark Variable Annuity, at December 31, 2005, and the results of their operations and changes in their net assets for the periods indicated thereon, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Des Moines, Iowa

February 3, 2006

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Asset Allocation - Growth Subaccount	Asset Allocation - Conservative Subaccount	Asset Allocation - Moderate Subaccount	Asset Allocation - Moderate Growth Subaccount
Assets
Investment in securities:
Number of shares - Initial	24,035,623.170	16,386,304.044	44,926,985.348	53,976,222.740

Cost	$239,177,866	$172,126,723	$434,565,339	$528,326,834

Number of shares - Service	4,331,731.599	3,103,817.479	10,497,499.923	12,632,839.253

Cost	$49,966,081	$35,691,617	$122,017,559	$148,418,418

Investments in mutual funds, at net asset value	$363,976,932	$222,710,012	$677,975,800	$851,964,351
Receivable for units sold	379	36	—	—

Total assets	363,977,311	222,710,048	677,975,800	851,964,351

Liabilities
Payable for units redeemed	—	—	1,633	180

	$363,977,311	$222,710,048	$677,974,167	$851,964,171

Net Assets:
Deferred annuity contracts terminable by owners	$363,977,311	$222,710,048	$677,974,167	$851,964,171

Total net assets	$363,977,311	$222,710,048	$677,974,167	$851,964,171

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Asset Allocation - Growth Subaccount	Asset Allocation - Conservative Subaccount	Asset Allocation - Moderate Subaccount	Asset Allocation - Moderate Growth Subaccount
Accumulation units outstanding: Initial
M&E - 1.25%	6,163,506.8916	4,885,964.1603	10,364,914.6063	18,761,148.1044

M&E - 1.30%	37,722,449.7474	34,845,196.4923	87,759,205.5433	88,286,740.9897

M&E - 1.40%	2,984,017.4866	3,071,029.4885	5,966,622.8045	7,224,952.0471

M&E - 1.50%	35,195,372.3921	14,594,626.5346	37,306,663.8541	69,245,681.1884

M&E - 1.55%	147,148,775.4552	83,263,664.2344	275,180,798.6807	334,131,343.9632

M&E - 1.80%	1,264,484.6911	1,549,768.7882	4,716,165.1233	2,334,647.9127

M&E - 2.00%	—	—	—	—

M&E - 2.05%	8,814,066.3737	11,913,811.4787	22,243,795.3001	22,587,809.6900

M&E - 2.30%	—	—	—	—

Accumulation unit value: Initial
M&E - 1.25%	$1.302034	$1.227011	$1.251752	$1.285492

M&E - 1.30%	$1.299672	$1.224786	$1.249478	$1.283146

M&E - 1.40%	$1.294993	$1.220383	$1.244946	$1.278529

M&E - 1.50%	$1.290319	$1.215924	$1.240469	$1.273905

M&E - 1.55%	$1.287977	$1.213762	$1.238214	$1.271629

M&E - 1.80%	$1.276402	$1.202844	$1.227090	$1.260212

M&E - 2.00%	—	—	—	—

M&E - 2.05%	$1.264999	$1.192085	$1.216120	$1.248898

M&E - 2.30%	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Asset Allocation - Growth Subaccount	Asset Allocation - Conservative Subaccount	Asset Allocation - Moderate Subaccount	Asset Allocation - Moderate Growth Subaccount
Accumulation units outstanding: Service
M&E - 1.25%	—	—	—	—

M&E - 1.30%	19,855,540.4053	16,808,643.9021	54,369,656.3770	65,226,098.6044

M&E - 1.40%	—	—	—	—

M&E - 1.50%	10,165,575.1670	5,207,745.1836	20,040,246.7882	29,743,393.7211

M&E - 1.55%	—	—	—	—

M&E - 1.80%	5,276,494.7520	3,471,185.0589	15,058,062.6253	11,277,470.5130

M&E - 2.00%	448,165.9101	1,850,836.9094	4,256,241.5233	3,793,090.1078

M&E - 2.05%	—	—	—	—

M&E - 2.30%	65,503.6214	58,433.6239	159,711.9648	581,445.9769

Accumulation unit value: Service
M&E - 1.25%	—	—	—	—

M&E - 1.30%	$1.551604	$1.297758	$1.369719	$1.461149

M&E - 1.40%	—	—	—	—

M&E - 1.50%	$1.543443	$1.290949	$1.362531	$1.453499

M&E - 1.55%	—	—	—	—

M&E - 1.80%	$1.531359	$1.280824	$1.351853	$1.442088

M&E - 2.00%	$1.523349	$1.274130	$1.344798	$1.434575

M&E - 2.05%	—	—	—	—

M&E - 2.30%	$1.511459	$1.264181	$1.334304	$1.423364

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	American Century Large Company Value Subaccount	American Century International Subaccount	Capital Guardian Global Subaccount	Capital Guardian U.S. Equity Subaccount
Assets
Investment in securities:
Number of shares - Initial	2,817,748.901	9,601,626.360	8,658,790.917	11,713,784.148

Cost	$27,046,501	$66,577,515	$87,883,944	$96,775,938

Number of shares - Service	79,716.453	195,792.881	361,106.218	364,856.626

Cost	$828,779	$1,577,374	$4,416,734	$3,833,298

Investments in mutual funds, at net asset value	$31,900,296	$85,717,629	$123,475,170	$136,726,565
Receivable for units sold	—	—	10	—

Total assets	31,900,296	85,717,629	123,475,180	136,726,565

Liabilities
Payable for units redeemed	951	35	—	65

	$31,899,345	$85,717,594	$123,475,180	$136,726,500

Net Assets:
Deferred annuity contracts terminable by owners	$31,899,345	$85,717,594	$123,475,180	$136,726,500

Total net assets	$31,899,345	$85,717,594	$123,475,180	$136,726,500

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	American Century Large Company Value Subaccount	American Century International Subaccount	Capital Guardian Global Subaccount	Capital Guardian U.S. Equity Subaccount
Accumulation units outstanding: Initial
M&E - 1.25%	3,622,823.4400	5,626,333.0568	5,766,936.0500	6,469,545.3833

M&E - 1.30%	5,438,975.6466	13,485,906.6340	15,042,212.7774	12,814,601.7507

M&E - 1.40%	660,952.2406	1,642,028.1588	5,905,133.1862	7,193,165.4708

M&E - 1.50%	6,562,262.1574	17,710,224.7079	22,531,855.9894	25,922,993.3710

M&E - 1.55%	10,652,309.1664	40,716,131.3272	37,009,726.1382	73,171,859.7093

M&E - 1.80%	115,708.8509	432,455.6922	504,742.1903	656,009.1053

M&E - 2.00%	—	—	—	—

M&E - 2.05%	731,135.3074	1,599,650.4898	4,008,838.7304	3,366,467.1082

M&E - 2.30%	—	—	—	—

Accumulation unit value: Initial
M&E - 1.25%	$1.101883	$1.000666	$1.126627	$1.091494

M&E - 1.30%	$1.210492	$1.231481	$1.307639	$1.213677

M&E - 1.40%	$1.094261	$0.993791	$1.448193	$0.971090

M&E - 1.50%	$1.089252	$0.989186	$1.113756	$1.078999

M&E - 1.55%	$1.086762	$0.986968	$1.431376	$0.960354

M&E - 1.80%	$1.188816	$1.209466	$1.284226	$1.191963

M&E - 2.00%	—	—	—	—

M&E - 2.05%	$1.178165	$1.198628	$1.272709	$1.181286

M&E - 2.30%	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	American Century Large Company Value Subaccount	American Century International Subaccount	Capital Guardian Global Subaccount	Capital Guardian U.S. Equity Subaccount
Accumulation units outstanding: Service
M&E - 1.25%	—	—	—	—

M&E - 1.30%	256,631.7283	637,710.2560	1,361,267.7136	1,162,104.8477

M&E - 1.40%	—	—	—	—

M&E - 1.50%	183,183.8276	128,146.1394	618,073.8414	578,611.5061

M&E - 1.55%	—	—	—	—

M&E - 1.80%	148,739.6599	289,841.3503	1,179,313.1129	1,112,110.8539

M&E - 2.00%	33,453.4133	31,052.3582	36,687.8658	59,648.4527

M&E - 2.05%	—	—	—	—

M&E - 2.30%	—	954.6875	—	21,096.1942

Accumulation unit value: Service
M&E - 1.25%	—	—	—	—

M&E - 1.30%	$1.417763	$1.573346	$1.554244	$1.415922

M&E - 1.40%	—	—	—	—

M&E - 1.50%	$1.410333	$1.565082	$1.546069	$1.408489

M&E - 1.55%	—	—	—	—

M&E - 1.80%	$1.399290	$1.552796	$1.533955	$1.397454

M&E - 2.00%	$1.391980	$1.544702	$1.525977	$1.390158

M&E - 2.05%	—	—	—	—

M&E - 2.30%	$1.381110	$1.532659	$1.514051	$1.379317

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Capital Guardian Value Subaccount	Clarion Global Real Estate Securities Subaccount	Transamerica Small/Mid Cap Value Subaccount	Great Companies - AmericaSM Subaccount
Assets
Investment in securities:
Number of shares - Initial	13,360,523.182	3,880,559.435	9,547,237.781	1,704,532.682

Cost	$215,423,032	$58,194,459	$112,642,184	$14,598,938

Number of shares - Service	341,040.294	215,615.159	—	58,833.944

Cost	$6,554,713	$3,957,555	$—	$575,796

Investments in mutual funds, at net asset value	$281,871,854	$81,065,462	$175,000,869	$17,952,249
Receivable for units sold	33	—	—	8

Total assets	281,871,887	81,065,462	175,000,869	17,952,257

Liabilities
Payable for units redeemed	—	22	19	—

	$281,871,887	$81,065,440	$175,000,850	$17,952,257

Net Assets:
Deferred annuity contracts terminable by owners	$281,871,887	$81,065,440	$175,000,850	$17,952,257

Total net assets	$281,871,887	$81,065,440	$175,000,850	$17,952,257

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Capital Guardian Value Subaccount	Clarion Global Real Estate Securities Subaccount	Transamerica Small/Mid Cap Value Subaccount	Great Companies - AmericaSM Subaccount
Accumulation units outstanding: Initial
M&E - 1.25%	12,459,999.9887	1,969,719.0092	16,497,509.9288	1,689,002.6190

M&E - 1.30%	21,352,476.3414	9,101,486.8354	1,635,713.7296	2,939,544.8347

M&E - 1.40%	22,941,997.5037	2,246,678.4138	15,756,634.7397	607,347.3943

M&E - 1.50%	39,543,090.7565	7,273,391.7501	40,584,556.4271	4,427,079.1234

M&E - 1.55%	36,221,289.6882	19,608,863.8302	4,377,799.7911	7,220,531.8729

M&E - 1.80%	792,951.6014	321,222.6821	76,742.3914	36,075.5805

M&E - 2.00%	—	—	—	—

M&E - 2.05%	5,533,379.6336	1,630,619.0797	35,325.6681	648,897.9261

M&E - 2.30%	—	—	—	—

Accumulation unit value: Initial
M&E - 1.25%	$1.306178	$1.835653	$1.421656	$0.978323

M&E - 1.30%	$1.269220	$1.832327	$1.515446	$1.070633

M&E - 1.40%	$2.939572	$1.825716	$4.575107	$0.971564

M&E - 1.50%	$1.291202	$1.819127	$1.405416	$0.967111

M&E - 1.55%	$2.902387	$1.815856	$4.517208	$0.964876

M&E - 1.80%	$1.246499	$1.799524	$1.488323	$1.051469

M&E - 2.00%	—	—	—	—

M&E - 2.05%	$1.235341	$1.783433	$1.475004	$1.042036

M&E - 2.30%	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Capital Guardian Value Subaccount	Clarion Global Real Estate Securities Subaccount	Transamerica Small/Mid Cap Value Subaccount	Great Companies - AmericaSM Subaccount
Accumulation units outstanding: Service
M&E - 1.25%	—	—	—	—

M&E - 1.30%	2,195,206.0417	1,363,423.0030	—	341,697.0987

M&E - 1.40%	—	—	—	—

M&E - 1.50%	855,419.2914	246,527.6884	—	151,973.9797

M&E - 1.55%	—	—	—	—

M&E - 1.80%	1,329,764.4622	653,210.2905	—	9,260.9397

M&E - 2.00%	121,870.2484	75,950.2872	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.30%	20,472.7397	15,442.0498	—	—

Accumulation unit value: Service
M&E - 1.25%	—	—	—	—

M&E - 1.30%	$1.566401	$1.855246	—	$1.195415

M&E - 1.40%	—	—	—	—

M&E - 1.50%	$1.558191	$1.845522	—	$1.189140

M&E - 1.55%	—	—	—	—

M&E - 1.80%	$1.545974	$1.831065	—	$1.179824

M&E - 2.00%	$1.537894	$1.821483	—	$1.173644

M&E - 2.05%	—	—	—	—

M&E - 2.30%	$1.525905	$1.807285	—	$1.164498

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Great Companies - TechnologySM Subaccount	Transamerica Balanced (A/T) Subaccount	Templeton Great Companies - Global Subaccount	Janus Growth (A/T) Subaccount
Assets
Investment in securities:
Number of shares - Initial	5,954,877.424	1,939,513.738	842,022.589	3,708,283.805

Cost	$23,905,006	$19,512,365	$14,180,653	$93,835,044

Number of shares - Service	216,529.948	107,783.823	65,488.078	12,345.463

Cost	$866,932	$1,215,859	$1,100,464	$405,791

Investments in mutual funds, at net asset value	$26,903,006	$23,808,993	$17,065,692	$142,720,253
Receivable for units sold	—	2	—	766

Total assets	26,903,006	23,808,995	17,065,692	142,721,019

Liabilities
Payable for units redeemed	—	—	—	—

	$26,903,006	$23,808,995	$17,065,692	$142,721,019

Net Assets:
Deferred annuity contracts terminable by owners	$26,903,006	$23,808,995	$17,065,692	$142,721,019

Total net assets	$26,903,006	$23,808,995	$17,065,692	$142,721,019

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Great Companies - TechnologySM Subaccount	Transamerica Balanced (A/T) Subaccount	Templeton Great Companies - Global Subaccount	Janus Growth (A/T) Subaccount
Accumulation units outstanding: Initial
M&E - 1.25%	2,358,115.7586	863,695.3010	781,545.7945	5,220,502.3530

M&E - 1.30%	3,183,922.3848	5,476,218.8980	1,309,867.0851	2,166,754.6766

M&E - 1.40%	748,826.9422	393,584.2494	2,626,947.6324	3,915,026.4377

M&E - 1.50%	7,766,969.0378	1,315,509.7741	2,647,486.3580	4,760,069.4041

M&E - 1.55%	17,789,100.0551	9,293,450.9047	13,417,814.4358	934,919.0939

M&E - 1.80%	86,094.4287	227,452.0425	125,216.7477	61,890.7761

M&E - 2.00%	—	—	—	—

M&E - 2.05%	639,401.4108	781,518.4384	969,563.7356	249,227.2177

M&E - 2.30%	—	—	—	—

Accumulation unit value: Initial
M&E - 1.25%	$0.759472	$1.239342	$1.026448	$0.868551

M&E - 1.30%	$1.144051	$1.237092	$1.184338	$1.284505

M&E - 1.40%	$0.754243	$1.232622	$0.598455	$26.964284

M&E - 1.50%	$0.750778	$1.228162	$1.014684	$0.858611

M&E - 1.55%	$0.749053	$1.225959	$0.593475	$26.623109

M&E - 1.80%	$1.123594	$1.214951	$1.163160	$1.261522

M&E - 2.00%	—	—	—	—

M&E - 2.05%	$1.113521	$1.204080	$1.152735	$1.250226

M&E - 2.30%	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Great Companies - TechnologySM Subaccount	Transamerica Balanced (A/T) Subaccount	Templeton Great Companies - Global Subaccount	Janus Growth (A/T) Subaccount
Accumulation units outstanding: Service
M&E - 1.25%	—	—	—	—

M&E - 1.30%	257,130.4806	667,823.6451	654,691.7633	191,065.2874

M&E - 1.40%	—	—	—	—

M&E - 1.50%	286,832.4753	83,278.4202	299,060.0092	26,964.3902

M&E - 1.55%	—	—	—	—

M&E - 1.80%	84,616.1086	228,570.4237	57,140.6887	67,693.0763

M&E - 2.00%	45,350.6588	513.0725	59,284.6314	30,823.3035

M&E - 2.05%	—	—	—	—

M&E - 2.30%	2,716.4472	1,065.6677	—	1,725.5792

Accumulation unit value: Service
M&E - 1.25%	—	—	—	—

M&E - 1.30%	$1.396058	$1.280899	$1.149052	$1.485858

M&E - 1.40%	—	—	—	—

M&E - 1.50%	$1.388739	$1.274168	$1.145276	$1.478069

M&E - 1.55%	—	—	—	—

M&E - 1.80%	$1.377844	$1.264158	$1.139655	$1.466480

M&E - 2.00%	$1.370655	$1.257570	$1.135930	$1.458821

M&E - 2.05%	—	—	—	—

M&E - 2.30%	$1.359961	$1.247750	$1.130371	$1.447446

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Jennison Growth Subaccount	J.P. Morgan Enhanced Index Subaccount	Marsico Growth Subaccount	MFS High Yield Subaccount
Assets
Investment in securities:
Number of shares - Initial	3,232,380.771	7,712,113.414	2,824,166.533	9,674,270.404

Cost	$21,832,343	$88,683,368	$24,486,459	$97,351,713

Number of shares - Service	30,753.534	106,112.635	213,289.286	257,695.740

Cost	$246,647	$1,424,744	$1,936,143	$2,642,995

Investments in mutual funds, at net asset value	$27,898,569	$112,115,483	$31,394,496	$95,566,130
Receivable for units sold	6	29	—	—

Total assets	27,898,575	112,115,512	31,394,496	95,566,130

Liabilities
Payable for units redeemed	—	—	66	29

	$27,898,575	$112,115,512	$31,394,430	$95,566,101

Net Assets:
Deferred annuity contracts terminable by owners	$27,898,575	$112,115,512	$31,394,430	$95,566,101

Total net assets	$27,898,575	$112,115,512	$31,394,430	$95,566,101

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Jennison Growth Subaccount	J.P. Morgan Enhanced Index Subaccount	Marsico Growth Subaccount	MFS High Yield Subaccount
Accumulation units outstanding: Initial
M&E - 1.25%	2,038,052.8973	8,965,372.8805	2,045,051.7099	6,194,748.1122

M&E - 1.30%	2,434,902.5761	8,160,708.9319	1,653,425.0277	10,523,414.9263

M&E - 1.40%	7,527,635.1600	8,953,687.7517	2,068,296.8722	6,408,441.4062

M&E - 1.50%	5,308,956.9090	31,753,691.0700	9,995,675.1420	15,605,094.1925

M&E - 1.55%	11,590,540.3610	32,634,655.0125	15,129,475.5003	34,076,206.5392

M&E - 1.80%	78,081.6171	507,790.7806	172,749.3285	573,899.4754

M&E - 2.00%	—	—	—	—

M&E - 2.05%	671,900.4833	1,032,782.7165	644,052.8667	2,597,577.8190

M&E - 2.30%	—	—	—	—

Accumulation unit value: Initial
M&E - 1.25%	$0.919997	$0.955422	$0.959028	$1.253150

M&E - 1.30%	$1.159008	$1.143780	$1.418087	$1.252826

M&E - 1.40%	$0.910023	$1.480999	$0.836629	$1.219659

M&E - 1.50%	$0.909482	$0.944481	$0.948046	$1.238819

M&E - 1.55%	$0.898512	$1.462270	$0.829621	$1.206061

M&E - 1.80%	$1.138277	$1.123296	$1.399607	$1.230410

M&E - 2.00%	—	—	—	—

M&E - 2.05%	$1.128060	$1.113224	$1.390499	$1.219367

M&E - 2.30%	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Jennison Growth Subaccount	J.P. Morgan Enhanced Index Subaccount	Marsico Growth Subaccount	MFS High Yield Subaccount
Accumulation units outstanding: Service
M&E - 1.25%	—	—	—	—

M&E - 1.30%	77,718.5676	1,022,198.0271	909,491.2958	1,088,610.8996

M&E - 1.40%	—	—	—	—

M&E - 1.50%	94,959.3095	73,039.9106	430,435.2535	366,253.5330

M&E - 1.55%	—	—	—	—

M&E - 1.80%	3,097.3444	29,498.6606	177,435.0929	554,304.1582

M&E - 2.00%	5,170.8511	—	44,426.3948	105,621.6143

M&E - 2.05%	—	—	—	—

M&E - 2.30%	—	—	—	20,160.7935

Accumulation unit value: Service
M&E - 1.25%	—	—	—	—

M&E - 1.30%	$1.451445	$1.355718	$1.408780	$1.177206

M&E - 1.40%	—	—	—	—

M&E - 1.50%	$1.443829	$1.348625	$1.401400	$1.171024

M&E - 1.55%	—	—	—	—

M&E - 1.80%	$1.432514	$1.338044	$1.390417	$1.161857

M&E - 2.00%	$1.425030	$1.331059	$1.383158	$1.155773

M&E - 2.05%	—	—	—	—

M&E - 2.30%	$1.413934	$1.320678	$1.372359	$1.146748

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Mercury Large Cap Value Subaccount	PIMCO Total Return Subaccount	Salomon All Cap Subaccount	Transamerica Convertible Securities Subaccount
Assets
Investment in securities:
Number of shares - Initial	4,305,338.363	14,957,175.621	9,117,598.202	2,146,034.265

Cost	$62,259,023	$161,863,001	$100,035,110	$23,886,523

Number of shares - Service	109,699.372	640,324.134	92,416.256	250,203.701

Cost	$1,881,354	$7,105,857	$1,256,017	$2,864,122

Investments in mutual funds, at net asset value	$82,659,379	$170,181,529	$135,476,541	$26,830,359
Receivable for units sold	8	29	—	—

Total assets	82,659,387	170,181,558	135,476,541	26,830,359

Liabilities
Payable for units redeemed	—	—	46	1

	$82,659,387	$170,181,558	$135,476,495	$26,830,358

Net Assets:
Deferred annuity contracts terminable by owners	$82,659,387	$170,181,558	$135,476,495	$26,830,358

Total net assets	$82,659,387	$170,181,558	$135,476,495	$26,830,358

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Mercury Large Cap Value Subaccount	PIMCO Total Return Subaccount	Salomon All Cap Subaccount	Transamerica Convertible Securities Subaccount
Accumulation units outstanding: Initial
M&E - 1.25%	5,468,509.9172	4,223,308.4174	9,664,858.8594	656,005.5230

M&E - 1.30%	9,042,512.9285	28,041,749.1715	12,120,466.2745	4,187,277.8514

M&E - 1.40%	2,954,561.8092	5,792,288.5837	4,347,646.5664	863,980.6140

M&E - 1.50%	13,512,404.0562	15,918,601.5161	42,641,701.4398	2,206,318.6737

M&E - 1.55%	23,148,152.7555	83,351,073.9021	50,639,669.3035	9,528,938.9076

M&E - 1.80%	501,880.8460	1,124,881.6755	581,906.6210	149,255.9957

M&E - 2.00%	—	—	—	—

M&E - 2.05%	1,699,110.1792	6,241,138.2665	3,419,828.3707	1,143,130.9021

M&E - 2.30%	—	—	—	—

Accumulation unit value: Initial
M&E - 1.25%	$1.373411	$1.138214	$1.040511	$1.294720

M&E - 1.30%	$1.387034	$1.136148	$1.135338	$1.292368

M&E - 1.40%	$1.513729	$1.132042	$1.136546	$1.287698

M&E - 1.50%	$1.357712	$1.127971	$1.028611	$1.283056

M&E - 1.55%	$1.501085	$1.125921	$1.127017	$1.280730

M&E - 1.80%	$1.362205	$1.115824	$1.115022	$1.269236

M&E - 2.00%	—	—	—	—

M&E - 2.05%	$1.349983	$1.105810	$1.105017	$1.257866

M&E - 2.30%	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Mercury Large Cap Value Subaccount	PIMCO Total Return Subaccount	Salomon All Cap Subaccount	Transamerica Convertible Securities Subaccount
Accumulation units outstanding: Service
M&E - 1.25%	—	—	—	—

M&E - 1.30%	559,095.3632	3,526,268.8365	482,201.9043	1,500,396.3917

M&E - 1.40%	—	—	—	—

M&E - 1.50%	497,499.7138	1,463,556.8671	375,371.7096	316,234.2961

M&E - 1.55%	—	—	—	—

M&E - 1.80%	175,854.3982	1,589,374.7811	79,857.6615	267,220.0308

M&E - 2.00%	2,403.2149	124,569.2195	13,905.4030	43,169.0530

M&E - 2.05%	—	—	—	—

M&E - 2.30%	—	2,664.2913	16,326.3257	—

Accumulation unit value: Service
M&E - 1.25%	—	—	—	—

M&E - 1.30%	$1.677743	$1.048392	$1.407373	$1.317623

M&E - 1.40%	—	—	—	—

M&E - 1.50%	$1.668938	$1.042889	$1.399998	$1.310709

M&E - 1.55%	—	—	—	—

M&E - 1.80%	$1.655859	$1.034705	$1.389017	$1.300420

M&E - 2.00%	$1.647225	$1.029279	$1.381774	$1.293626

M&E - 2.05%	—	—	—	—

M&E - 2.30%	$1.634379	$1.021247	$1.370990	$1.283534

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Transamerica Equity Subaccount	Transamerica Growth Opportunities Subaccount	Transamerica U.S. Government Securities Subaccount	Transamerica U.S. Government Securities-PAM Fund Subaccount
Assets
Investment in securities:
Number of shares - Initial	6,737,283.423	4,387,508.704	7,731,870.666	6,524.107

Cost	$116,693,160	$58,078,355	$95,141,390	$79,528

Number of shares - Service	276,881.850	119,445.721	195,182.250	—

Cost	$5,633,955	$1,651,421	$2,436,383	$—

Investments in mutual funds, at net asset value	$167,392,130	$70,702,171	$94,695,856	$79,464
Receivable for units sold	—	—	—	—

Total assets	167,392,130	70,702,171	94,695,856	79,464

Liabilities
Payable for units redeemed	—	438	45	2

	$167,392,130	$70,701,733	$94,695,811	$79,462

Net Assets:
Deferred annuity contracts terminable by owners	$167,392,130	$70,701,733	$94,695,811	$79,462

Total net assets	$167,392,130	$70,701,733	$94,695,811	$79,462

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Transamerica Equity Subaccount	Transamerica Growth Opportunities Subaccount	Transamerica U.S. Government Securities Subaccount	Transamerica U.S. Government Securities-PAM Fund Subaccount
Accumulation units outstanding: Initial
M&E - 1.25%	11,463,408.5819	3,840,504.2880	11,540,232.5765	—

M&E - 1.30%	17,697,428.1142	8,161,061.2189	8,714,101.0067	67,111.9871

M&E - 1.40%	4,938,559.7772	1,293,471.0865	12,608,834.2954	—

M&E - 1.50%	35,707,292.0575	8,900,079.6944	19,018,015.1169	—

M&E - 1.55%	82,356,236.0474	21,276,033.9901	18,161,405.0729	—

M&E - 1.80%	591,863.9826	100,998.8446	420,408.8943	10,936.3307

M&E - 2.00%	—	—	—	—

M&E - 2.05%	3,553,196.1719	1,141,336.9053	1,473,736.2770	—

M&E - 2.30%	—	—	—	—

Accumulation unit value: Initial
M&E - 1.25%	$1.143396	$1.607904	$1.112738	$1.034732

M&E - 1.30%	$1.436101	$1.356483	$1.090697	$1.019980

M&E - 1.40%	$0.879044	$1.596837	$1.538696	$1.031447

M&E - 1.50%	$1.130303	$1.589487	$1.100013	$1.014639

M&E - 1.55%	$0.871749	$1.585850	$1.521732	$1.028154

M&E - 1.80%	$1.410366	$1.332215	$1.071159	$1.006674

M&E - 2.00%	—	—	—	$1.001405

M&E - 2.05%	$1.397725	$1.320280	$1.061562	—

M&E - 2.30%	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Transamerica Equity Subaccount	Transamerica Growth Opportunities Subaccount	Transamerica U.S. Government Securities Subaccount	Transamerica U.S. Government Securities-PAM Fund Subaccount
Accumulation units outstanding: Service
M&E - 1.25%	—	—	—	—

M&E - 1.30%	2,180,228.4711	618,414.4039	1,713,370.3633	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	1,172,691.5363	351,687.1966	379,254.1514	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	709,148.5602	150,695.8442	223,533.1950	—

M&E - 2.00%	49,226.9189	12,099.3320	19,844.2458	—

M&E - 2.05%	—	—	—	—

M&E - 2.30%	44,149.3523	—	—	—

Accumulation unit value: Service
M&E - 1.25%	—	—	—	—

M&E - 1.30%	$1.588512	$1.649588	$1.019980	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	$1.580157	$1.640955	$1.014639	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	$1.567795	$1.628076	$1.006674	—

M&E - 2.00%	$1.559602	$1.619573	$1.001405	—

M&E - 2.05%	—	—	—	—

M&E - 2.30%	$1.547439	$1.606943	$0.993588	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	T. Rowe Price Equity Income Subaccount	T. Rowe Price Growth Stock Subaccount	T. Rowe Price Small Cap Subaccount	Van Kampen Active International Allocation Subaccount
Assets
Investment in securities:
Number of shares - Initial	15,265,134.518	7,767,294.980	9,698,931.141	9,222,069.163

Cost	$268,041,589	$154,262,023	$99,157,970	$104,414,126

Number of shares - Service	283,667.436	121,363.712	391,115.597	161,614.832

Cost	$5,721,912	$2,468,480	$4,433,844	$1,832,243

Investments in mutual funds, at net asset value	$312,861,753	$180,241,287	$111,766,429	$116,546,971
Receivable for units sold	57	39	—	84

Total assets	312,861,810	180,241,326	111,766,429	116,547,055

Liabilities
Payable for units redeemed	—	—	69	—

	$312,861,810	$180,241,326	$111,766,360	$116,547,055

Net Assets:
Deferred annuity contracts terminable by owners	$312,861,810	$180,241,326	$111,766,360	$116,547,055

Total net assets	$312,861,810	$180,241,326	$111,766,360	$116,547,055

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	T. Rowe Price Equity Income Subaccount	T. Rowe Price Growth Stock Subaccount	T. Rowe Price Small Cap Subaccount	Van Kampen Active International Allocation Subaccount
Accumulation units outstanding: Initial
M&E - 1.25%	18,161,067.7296	6,974,854.1909	6,761,896.8635	5,046,325.3504

M&E - 1.30%	27,600,491.3639	14,839,893.3751	17,380,789.3193	6,963,291.8605

M&E - 1.40%	29,533,036.6581	17,570,318.6130	3,163,626.9197	25,162,969.7291

M&E - 1.50%	46,257,682.8206	25,869,400.0252	20,048,997.9631	13,449,186.9306

M&E - 1.55%	35,536,499.2432	23,046,930.8500	55,972,175.0117	23,163,851.3864

M&E - 1.80%	751,876.1384	372,073.0458	518,411.0572	342,053.8475

M&E - 2.00%	—	—	—	—

M&E - 2.05%	4,941,870.3271	2,597,062.8630	2,330,687.5604	1,636,699.8286

M&E - 2.30%	—	—	—	—

Accumulation unit value: Initial
M&E - 1.25%	$1.231572	$1.047441	$1.132689	$1.150322

M&E - 1.30%	$1.214671	$1.199234	$1.226760	$1.390238

M&E - 1.40%	$2.912133	$3.028461	$0.897026	$1.687937

M&E - 1.50%	$1.217517	$1.035455	$1.119752	$1.137156

M&E - 1.55%	$2.875334	$2.990128	$0.889508	$1.666550

M&E - 1.80%	$1.192950	$1.177805	$1.204790	$1.365322

M&E - 2.00%	—	—	—	—

M&E - 2.05%	$1.182234	$1.167214	$1.193999	$1.353085

M&E - 2.30%	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	T. Rowe Price Equity Income Subaccount	T. Rowe Price Growth Stock Subaccount	T. Rowe Price Small Cap Subaccount	Van Kampen Active International Allocation Subaccount
Accumulation units outstanding: Service
M&E - 1.25%	—	—	—	—

M&E - 1.30%	2,331,695.2095	1,100,625.5176	1,275,751.6634	754,118.8952

M&E - 1.40%	—	—	—	—

M&E - 1.50%	933,863.8932	404,108.6271	752,922.0364	294,472.3000

M&E - 1.55%	—	—	—	—

M&E - 1.80%	724,550.0003	488,399.8621	644,556.7067	132,610.1852

M&E - 2.00%	80,067.6658	25,876.2969	47,122.5733	14,600.1108

M&E - 2.05%	—	—	—	—

M&E - 2.30%	1,733.3940	—	15,173.0271	—

Accumulation unit value: Service
M&E - 1.25%	—	—	—	—

M&E - 1.30%	$1.412035	$1.372412	$1.580617	$1.684932

M&E - 1.40%	—	—	—	—

M&E - 1.50%	$1.404622	$1.365208	$1.572316	$1.676063

M&E - 1.55%	—	—	—	—

M&E - 1.80%	$1.393606	$1.354520	$1.559996	$1.662924

M&E - 2.00%	$1.386333	$1.347434	$1.551860	$1.654255

M&E - 2.05%	—	—	—	—

M&E - 2.30%	$1.375508	$1.336935	$1.539750	$1.641334

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Van Kampen Large Cap Core Subaccount	Transamerica Money Market Subaccount	Van Kampen Mid- Cap Growth Subaccount	AIM V.I. Basic Value Subaccount
Assets
Investment in securities:
Number of shares - Initial	7,517,291.673	91,396,171.970	1,874,384.454	4,551,048.454

Cost	$129,298,477	$91,396,172	$27,092,825	$40,798,898

Number of shares - Service	36,920.071	7,616,216.960	39,039.620	—

Cost	$601,337	$7,616,217	$681,848	$—

Investments in mutual funds, at net asset value	$137,723,987	$99,012,389	$36,695,570	$55,795,854
Receivable for units sold	47	133	—	—

Total assets	137,724,034	99,012,522	36,695,570	55,795,854

Liabilities
Payable for units redeemed	—	—	410	772

	$137,724,034	$99,012,522	$36,695,160	$55,795,082

Net Assets:
Deferred annuity contracts terminable by owners	$137,724,034	$99,012,522	$36,695,160	$55,795,082

Total net assets	$137,724,034	$99,012,522	$36,695,160	$55,795,082

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Van Kampen Large Cap Core Subaccount	Transamerica Money Market Subaccount	Van Kampen Mid- Cap Growth Subaccount	AIM V.I. Basic Value Subaccount
Accumulation units outstanding: Initial
M&E - 1.25%	6,462,678.9233	5,707,004.0207	5,328,262.0908	2,064,032.6245

M&E - 1.30%	3,362,791.4176	14,722,362.8040	6,510,394.2999	11,596,463.0910

M&E - 1.40%	26,617,284.6956	11,847,869.4560	531,509.5362	503,104.3383

M&E - 1.50%	16,328,583.3802	18,407,755.2611	13,981,791.1765	4,897,660.0128

M&E - 1.55%	6,972,047.7804	24,659,132.3249	17,578,049.0910	28,775,318.4443

M&E - 1.80%	47,219.8722	962,242.3120	395,135.9543	407,516.4978

M&E - 2.00%	—	—	—	—

M&E - 2.05%	372,408.1940	1,593,313.7501	761,808.5517	1,137,236.3141

M&E - 2.30%	—	—	—	16,797.7157

Accumulation unit value: Initial
M&E - 1.25%	$1.146722	$1.020274	$0.758974	$1.139065

M&E - 1.30%	$1.255965	$1.006491	$1.028462	$1.136976

M&E - 1.40%	$3.175486	$1.372479	$0.753727	$1.132885

M&E - 1.50%	$1.133597	$1.008571	$0.750266	$1.128805

M&E - 1.55%	$3.135303	$1.355166	$0.748559	$1.126766

M&E - 1.80%	$1.233494	$0.988484	$1.010076	$1.116640

M&E - 2.00%	—	—	—	$1.444778

M&E - 2.05%	$1.222445	$0.979599	$1.001015	$1.106608

M&E - 2.30%	—	—	—	$1.433493

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Van Kampen Large Cap Core Subaccount	Transamerica Money Market Subaccount	Van Kampen Mid- Cap Growth Subaccount	AIM V.I. Basic Value Subaccount
Accumulation units outstanding: Service
M&E - 1.25%	—	—	—	—

M&E - 1.30%	186,818.6962	4,532,561.7855	297,261.9502	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	119,875.1419	1,533,323.6848	205,773.1308	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	186,391.0724	1,538,905.2465	56,883.0916	—

M&E - 2.00%	5,987.9130	22,976.3690	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.30%	—	—	1,175.6785	—

Accumulation unit value: Service
M&E - 1.25%	—	—	—	—

M&E - 1.30%	$1.378817	$1.002241	$1.331937	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	$1.371602	$0.996971	$1.324940	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	$1.360851	$0.989153	$1.314576	—

M&E - 2.00%	$1.353720	$0.983994	$1.307712	—

M&E - 2.05%	—	—	—	—

M&E - 2.30%	$1.343168	$0.976290	$1.297496	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	AIM V.I. Capital Appreciation Subaccount	AllianceBernstein Growth & Income Subaccount	AllianceBernstein Large Cap Growth Subaccount	Janus Aspen - Mid Cap Growth Subaccount
Assets
Investment in securities:
Number of shares - Initial	415,839.854	3,005,119.278	1,076,544.674	668,388.510

Cost	$7,767,562	$55,496,101	$20,801,406	$15,138,763

Number of shares - Service	—	—	—	—

Cost	$—	$—	$—	$—

Investments in mutual funds, at net asset value	$10,158,968	$74,076,190	$28,571,496	$18,988,918
Receivable for units sold	2	14	—	—

Total assets	10,158,970	74,076,204	28,571,496	18,988,918

Liabilities
Payable for units redeemed	—	—	15	14

	$10,158,970	$74,076,204	$28,571,481	$18,988,904

Net Assets:
Deferred annuity contracts terminable by owners	$10,158,970	$74,076,204	$28,571,481	$18,988,904

Total net assets	$10,158,970	$74,076,204	$28,571,481	$18,988,904

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	AIM V.I. Capital Appreciation Subaccount	AllianceBernstein Growth & Income Subaccount	AllianceBernstein Large Cap Growth Subaccount	Janus Aspen - Mid Cap Growth Subaccount
Accumulation units outstanding: Initial
M&E - 1.25%	217,134.8143	9,727,933.4050	4,189,486.8985	2,554,505.9970

M&E - 1.30%	3,379,073.3736	8,102,946.3736	2,615,952.6952	2,809,767.3238

M&E - 1.40%	102,452.2427	2,095,954.3985	724,322.4991	931,424.5739

M&E - 1.50%	963,414.1354	25,282,712.9425	10,642,284.5510	5,582,814.1152

M&E - 1.55%	3,941,934.8537	22,912,250.8433	12,962,083.3779	11,491,135.4849

M&E - 1.80%	113,015.3468	591,880.4639	252,454.4092	143,427.7945

M&E - 2.00%	1,946.0885	266.8375	11,197.5816	6,470.8496

M&E - 2.05%	248,251.3658	1,164,146.3863	746,333.9799	339,231.7497

M&E - 2.30%	—	—	2,032.7859	—

Accumulation unit value: Initial
M&E - 1.25%	$1.141419	$1.054234	$0.864830	$0.958132

M&E - 1.30%	$1.139348	$1.166530	$1.156857	$1.395231

M&E - 1.40%	$1.135225	$1.046993	$0.858880	$0.496441

M&E - 1.50%	$1.131131	$1.042190	$0.854933	$0.947165

M&E - 1.55%	$1.129078	$1.039808	$0.852963	$0.539817

M&E - 1.80%	$1.118962	$1.145620	$1.136120	$1.370267

M&E - 2.00%	$1.355161	$1.370533	$1.370428	$1.624397

M&E - 2.05%	$1.108895	$1.135370	$1.125973	$1.358004

M&E - 2.30%	$1.344584	$1.359832	$1.359749	$1.611720

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	AIM V.I. Capital Appreciation Subaccount	AllianceBernstein Growth & Income Subaccount	AllianceBernstein Large Cap Growth Subaccount	Janus Aspen - Mid Cap Growth Subaccount
Accumulation units outstanding: Service
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value: Service
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.30%	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Janus Aspen - Mid Cap Value Subaccount	Janus Aspen - Worldwide Growth Subaccount	MFS New Discovery Subaccount	MFS Total Return Subaccount
Assets
Investment in securities:
Number of shares - Initial	237,965.244	1,134,569.179	1,831,433.561	3,920,210.480

Cost	$2,593,543	$25,308,157	$24,743,910	$70,532,183

Number of shares - Service	—	—	—	—

Cost	$—	$—	$—	$—

Investments in mutual funds, at net asset value	$3,631,350	$31,495,640	$28,295,649	$80,364,315
Receivable for units sold	—	12	—	—

Total assets	3,631,350	31,495,652	28,295,649	80,364,315

Liabilities
Payable for units redeemed	1	—	2	53

	$3,631,349	$31,495,652	$28,295,647	$80,364,262

Net Assets:
Deferred annuity contracts terminable by owners	$3,631,349	$31,495,652	$28,295,647	$80,364,262

Total net assets	$3,631,349	$31,495,652	$28,295,647	$80,364,262

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Janus Aspen - Mid Cap Value Subaccount	Janus Aspen - Worldwide Growth Subaccount	MFS New Discovery Subaccount	MFS Total Return Subaccount
Accumulation units outstanding: Initial
M&E - 1.25%	966,436.5186	4,403,585.9823	535,098.5699	2,521,295.4825

M&E - 1.30%	—	5,595,766.0437	5,253,741.5810	16,655,289.7042

M&E - 1.40%	586,547.9869	839,151.3359	324,555.2712	1,747,891.7633

M&E - 1.50%	1,031,205.0223	11,328,714.3395	3,699,243.4707	6,627,381.8342

M&E - 1.55%	445,258.2314	18,195,469.4338	15,714,081.8699	33,853,804.5120

M&E - 1.80%	—	193,704.7184	473,683.4863	1,366,385.7998

M&E - 2.00%	—	3,678.8150	8,008.4912	73,922.3118

M&E - 2.05%	—	670,215.2974	599,989.3199	6,518,753.8821

M&E - 2.30%	—	8,213.7523	4,470.3216	—

Accumulation unit value: Initial
M&E - 1.25%	$1.209131	$0.807605	$1.072810	$1.169929

M&E - 1.30%	—	$1.025549	$1.070861	$1.167818

M&E - 1.40%	$1.196244	$0.649729	$1.066994	$1.163589

M&E - 1.50%	$1.195287	$0.798359	$1.063134	$1.159404

M&E - 1.55%	$1.187087	$0.644742	$1.061215	$1.157309

M&E - 1.80%	—	$1.007177	$1.051684	$1.146906

M&E - 2.00%	—	$1.310830	$1.360745	$1.226918

M&E - 2.05%	—	$0.998152	$1.042272	$1.136630

M&E - 2.30%	—	$1.300600	$1.350138	$1.217344

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Janus Aspen - Mid Cap Value Subaccount	Janus Aspen - Worldwide Growth Subaccount	MFS New Discovery Subaccount	MFS Total Return Subaccount
Accumulation units outstanding: Service
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value: Service
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.30%	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Fidelity - VIP Contrafund® Subaccount	Fidelity - VIP Equity -Income Subaccount	Fidelity - VIP Growth Subaccount	Fidelity - VIP Growth Opportunities Subaccount
Assets
Investment in securities:
Number of shares - Initial	6,320,532.356	2,809,711.100	972,051.772	208,583.030

Cost	$132,232,687	$55,439,415	$27,212,945	$2,753,449

Number of shares - Service	—	—	—	—

Cost	$—	$—	$—	$—

Investments in mutual funds, at net asset value	$193,977,138	$70,720,428	$32,359,603	$3,593,886
Receivable for units sold	—	7	—	—

Total assets	193,977,138	70,720,435	32,359,603	3,593,886

Liabilities
Payable for units redeemed	1,140	—	3	7

	$193,975,998	$70,720,435	$32,359,600	$3,593,879

Net Assets:
Deferred annuity contracts terminable by owners	$193,975,998	$70,720,435	$32,359,600	$3,593,879

Total net assets	$193,975,998	$70,720,435	$32,359,600	$3,593,879

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Fidelity - VIP Contrafund® Subaccount	Fidelity - VIP Equity - Income Subaccount	Fidelity - VIP Growth Subaccount	Fidelity - VIP Growth Opportunities Subaccount
Accumulation units outstanding: Initial
M&E - 1.25%	9,227,143.9995	4,683,242.6019	3,038,242.3860	1,119,994.6666

M&E - 1.30%	27,480,921.5342	10,433,605.1718	6,499,897.9573	—

M&E - 1.40%	6,270,828.8725	2,717,508.6853	1,264,396.2351	89,507.7942

M&E - 1.50%	28,768,446.8136	15,676,904.6133	9,098,708.6637	2,204,922.7901

M&E - 1.55%	73,123,606.8683	23,232,938.3463	15,955,220.7243	204,879.9722

M&E - 1.80%	1,684,717.1389	984,590.5169	329,413.9560	—

M&E - 2.00%	112,917.6067	9,073.0476	11,196.0268	—

M&E - 2.05%	4,937,141.5477	2,538,506.8700	1,172,487.9434	—

M&E - 2.30%	1,581.0954	1,943.0264	—	—

Accumulation unit value: Initial
M&E - 1.25%	$1.402996	$1.128753	$0.830834	$1.018922

M&E - 1.30%	$1.431098	$1.203501	$1.033325	—

M&E - 1.40%	$1.172486	$1.212580	$0.825131	$0.791876

M&E - 1.50%	$1.386943	$1.115838	$0.821333	$1.007259

M&E - 1.55%	$1.162724	$1.202448	$0.819443	$0.785264

M&E - 1.80%	$1.405466	$1.181956	$1.014833	—

M&E - 2.00%	$1.594841	$1.415316	$1.297697	—

M&E - 2.05%	$1.392877	$1.171382	$1.005752	—

M&E - 2.30%	$1.582402	$1.404275	$1.287588	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Fidelity - VIP Contrafund® Subaccount	Fidelity - VIP Equity - Income Subaccount	Fidelity - VIP Growth Subaccount	Fidelity - VIP Growth Opportunities Subaccount
Accumulation units outstanding: Service
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value: Service
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.30%	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Fidelity - VIP Mid Cap Subaccount	Fidelity - VIP Value Strategies Subaccount	STI Classic Capital Appreciation Subaccount	STI Classic Large Cap Relative Value Subaccount
Assets
Investment in securities:
Number of shares - Initial	8,680,368.592	6,082,863.321	6,646.989	7,625.713

Cost	$179,680,455	$69,868,643	$102,750	$87,852

Number of shares - Service	—	—	—	—

Cost	$—	$—	$—	$—

Investments in mutual funds, at net asset value	$300,948,379	$85,281,744	$108,014	$94,330
Receivable for units sold	34	—	—	1

Total assets	300,948,413	85,281,744	108,014	94,331

Liabilities
Payable for units redeemed	—	1,280	—	—

	$300,948,413	$85,280,464	$108,014	$94,331

Net Assets:
Deferred annuity contracts terminable by owners	$300,948,413	$85,280,464	$108,014	$94,331

Total net assets	$300,948,413	$85,280,464	$108,014	$94,331

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Fidelity - VIP Mid Cap Subaccount	Fidelity - VIP Value Strategies Subaccount	STI Classic Capital Appreciation Subaccount	STI Classic Large Cap Relative Value Subaccount
Accumulation units outstanding: Initial
M&E - 1.25%	9,980,028.8825	2,400,250.5373	—	—

M&E - 1.30%	28,727,005.1106	15,396,904.9601	13,702.7791	13,746.3224

M&E - 1.40%	5,535,828.9835	930,774.1525	—	—

M&E - 1.50%	43,061,630.8876	7,225,570.0850	43,829.7083	9,822.2891

M&E - 1.55%	74,297,527.8887	35,406,568.2866	—	—

M&E - 1.80%	2,268,290.1712	833,767.0521	22,977.9661	27,783.0437

M&E - 2.00%	157,241.5220	40,935.8063	11,576.7896	12,200.3839

M&E - 2.05%	5,535,276.0860	2,682,509.3058	—	—

M&E - 2.30%	12,276.7410	12,149.4430	—	—

Accumulation unit value: Initial
M&E - 1.25%	$1.792176	$1.324841	—	—

M&E - 1.30%	$1.679083	$1.322459	$1.182476	$1.499322

M&E - 1.40%	$1.835788	$1.317677	—	—

M&E - 1.50%	$1.771680	$1.312926	$1.176268	$1.491451

M&E - 1.55%	$1.820440	$1.310560	—	—

M&E - 1.80%	$1.649015	$1.298798	$1.167045	$1.479763

M&E - 2.00%	$1.963029	$1.651177	$1.160958	$1.472053

M&E - 2.05%	$1.634275	$1.287159	—	—

M&E - 2.30%	$1.947702	$1.638305	$1.151890	$1.460550

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Fidelity - VIP Mid Cap Subaccount	Fidelity - VIP Value Strategies Subaccount	STI Classic Capital Appreciation Subaccount	STI Classic Large Cap Relative Value Subaccount
Accumulation units outstanding: Service
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value: Service
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.30%	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	STI Classic International Equity Subaccount	STI Classic Investment Grade Bond Subaccount	STI Classic Mid-Cap Equity Subaccount	STI Classic Small Cap Value Equity Subaccount
Assets
Investment in securities:
Number of shares - Initial	5,384.032	13,786.831	4,752.863	31,656.727

Cost	$55,448	$141,442	$48,924	$543,862

Number of shares - Service	—	—	—	—

Cost	$—	$—	$—	$—

Investments in mutual funds, at net asset value	$65,631	$140,074	$64,211	$577,419
Receivable for units sold	—	2	1	—

Total assets	65,631	140,076	64,212	577,419

Liabilities
Payable for units redeemed	5	—	—	1

	$65,626	$140,076	$64,212	$577,418

Net Assets:
Deferred annuity contracts terminable by owners	$65,626	$140,076	$64,212	$577,418

Total net assets	$65,626	$140,076	$64,212	$577,418

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	STI Classic International Equity Subaccount	STI Classic Investment Grade Bond Subaccount	STI Classic Mid-Cap Equity Subaccount	STI Classic Small Cap Value Equity Subaccount
Accumulation units outstanding: Initial
M&E - 1.25%	—	—	—	—

M&E - 1.30%	26,291.0362	57,076.2172	17,042.1272	214,564.3131

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	217.2941	25,814.3914

M&E - 1.55%	—	—	—	—

M&E - 1.80%	—	—	17,321.2051	15,597.1470

M&E - 2.00%	11,135.6129	79,273.7920	4,183.2648	56,065.2824

M&E - 2.05%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value: Initial
M&E - 1.25%	—	—	—	—

M&E - 1.30%	$1.762982	$1.038323	$1.669544	$1.858547

M&E - 1.40%	—	—	—	—

M&E - 1.50%	$1.753726	$1.032874	$1.660793	$1.848804

M&E - 1.55%	—	—	—	—

M&E - 1.80%	$1.739978	$1.024764	$1.647767	$1.834318

M&E - 2.00%	$1.730896	$1.019404	$1.639174	$1.824731

M&E - 2.05%	—	—	—	—

M&E - 2.30%	$1.717382	$1.011450	$1.626365	$1.810481

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	STI Classic International Equity Subaccount	STI Classic Investment Grade Bond Subaccount	STI Classic Mid-Cap Equity Subaccount	STI Classic Small Cap Value Equity Subaccount
Accumulation units outstanding: Service
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value: Service
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.30%	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	STI Classic Large Cap Value Equity Subaccount	MTB Large-Cap Growth Fund II Subaccount	MTB Large-Cap Value Fund II Subaccount	MTB Managed Allocation- Aggressive Growth Fund II Subaccount
Assets
Investment in securities:
Number of shares - Initial	16,067.880	3,407.147	1,767.585	498.409

Cost	$209,618	$33,115	$17,285	$5,090

Number of shares - Service	—	—	—	—

Cost	$—	$—	$—	$—

Investments in mutual funds, at net asset value	$234,912	$34,344	$19,496	$5,363
Receivable for units sold	—	—	—	—

Total assets	234,912	34,344	19,496	5,363

Liabilities
Payable for units redeemed	5	—	—	—

	$234,907	$34,344	$19,496	$5,363

Net Assets:
Deferred annuity contracts terminable by owners	$234,907	$34,344	$19,496	$5,363

Total net assets	$234,907	$34,344	$19,496	$5,363

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	STI Classic Large Cap Value Equity Subaccount	MTB Large-Cap Growth Fund II Subaccount	MTB Large-Cap Value Fund II Subaccount	MTB Managed Allocation- Aggressive Growth Fund II Subaccount
Accumulation units outstanding: Initial
M&E - 1.25%	—	—	—	—

M&E - 1.30%	724.1659	33,420.8994	16,393.4621	5,000.0000

M&E - 1.40%	—	—	—	—

M&E - 1.50%	16,228.3702	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	150,286.3381	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value: Initial
M&E - 1.25%	—	—	—	—

M&E - 1.30%	$1.422017	$1.027615	$1.189231	$1.072581

M&E - 1.40%	—	—	—	—

M&E - 1.50%	$1.414559	$1.024253	$1.185351	$1.071175

M&E - 1.55%	—	—	—	—

M&E - 1.80%	$1.403464	$1.019246	$1.179556	$1.069080

M&E - 2.00%	$1.396136	$1.015949	$1.175720	$1.067692

M&E - 2.05%	—	—	—	—

M&E - 2.30%	$1.385248	$1.010985	$1.169994	$1.065611

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	STI Classic Large Cap Value Equity Subaccount	MTB Large-Cap Growth Fund II Subaccount	MTB Large-Cap Value Fund II Subaccount	MTB Managed Allocation- Aggressive Growth Fund II Subaccount
Accumulation units outstanding: Service
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value: Service
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.30%	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	MTB Managed Allocation-Moderate Growth Fund II Subaccount	MTB Managed Allocation-Conservative Growth Fund II Subaccount
Assets
Investment in securities:
Number of shares - Initial	160,285.210	503.765

Cost	$1,671,629	$5,083

Number of shares - Service	—	—

Cost	$—	$—

Investments in mutual funds, at net asset value	$1,666,966	$5,118
Receivable for units sold	4	—

Total assets	1,666,970	5,118

Liabilities
Payable for units redeemed	—	—

	$1,666,970	$5,118

Net Assets:
Deferred annuity contracts terminable by owners	$1,666,970	$5,118

Total net assets	$1,666,970	$5,118

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	MTB Managed Allocation-Moderate Growth Fund II Subaccount	MTB Managed Allocation-Conservative Growth Fund II Subaccount
Accumulation units outstanding: Initial
M&E - 1.25%	—	—

M&E - 1.30%	1,225,604.6274	5,000.0000

M&E - 1.40%	—	—

M&E - 1.50%	216,806.3895	—

M&E - 1.55%	—	—

M&E - 1.80%	86,103.4205	—

M&E - 2.00%	19,983.1193	—

M&E - 2.05%	—	—

M&E - 2.30%	—	—

Accumulation unit value: Initial
M&E - 1.25%	—	—

M&E - 1.30%	$1.077644	$1.023630

M&E - 1.40%	—	—

M&E - 1.50%	$1.074131	$1.022293

M&E - 1.55%	—	—

M&E - 1.80%	$1.068861	$1.020296

M&E - 2.00%	$1.065602	$1.018966

M&E - 2.05%	—	—

M&E - 2.30%	$1.061506	$1.016986

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	MTB Managed Allocation-Moderate Growth Fund II Subaccount	MTB Managed Allocation-Conservative Growth Fund II Subaccount
Accumulation units outstanding: Service
M&E - 1.25%	—	—

M&E - 1.30%	—	—

M&E - 1.40%	—	—

M&E - 1.50%	—	—

M&E - 1.55%	—	—

M&E - 1.80%	—	—

M&E - 2.00%	—	—

M&E - 2.05%	—	—

M&E - 2.30%	—	—

Accumulation unit value: Service
M&E - 1.25%	—	—

M&E - 1.30%	—	—

M&E - 1.40%	—	—

M&E - 1.50%	—	—

M&E - 1.55%	—	—

M&E - 1.80%	—	—

M&E - 2.00%	—	—

M&E - 2.05%	—	—

M&E - 2.30%	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Operations

Year Ended December 31, 2005, Except as Noted

	Asset Allocation - Growth Subaccount	Asset Allocation - Conservative Subaccount	Asset Allocation - Moderate Subaccount	Asset Allocation - Moderate Growth Subaccount
Net investment income (loss)
Income:
Dividends	$1,421,121	$6,067,569	$11,333,762	$8,301,063
Expenses:
Administrative, mortality and expense risk charge	4,605,801	3,269,992	9,204,580	10,830,987

Net investment income (loss)	(3,184,680)	2,797,577	2,129,182	(2,529,924)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	14,934,142	16,398,166	25,682,709	24,955,101
Proceeds from sales	31,063,654	45,427,500	50,016,854	48,203,586
Cost of investments sold	21,906,739	36,641,871	36,125,811	33,021,004

Net realized capital gains (losses) on investments	24,091,057	25,183,795	39,573,752	40,137,683
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	63,208,539	34,523,331	126,228,383	150,404,726
End of period	74,832,985	14,891,672	121,392,902	175,219,099

Net change in unrealized appreciation/depreciation of investments	11,624,446	(19,631,659)	(4,835,481)	24,814,373

Net realized and unrealized capital gains (losses) on investments	35,715,503	5,552,136	34,738,271	64,952,056

Increase (decrease) in net assets from operations	$32,530,823	$8,349,713	$36,867,453	$62,422,132

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Operations

Year Ended December 31, 2005, Except as Noted

	American Century Large Company Value Subaccount	American Century International Subaccount	Capital Guardian Global Subaccount	Capital Guardian U.S. Equity Subaccount
Net investment income (loss)
Income:
Dividends	$249,338	$580,905	$493,533	$737,773
Expenses:
Administrative, mortality and expense risk charge	506,980	1,122,368	1,676,183	2,010,616

Net investment income (loss)	(257,642)	(541,463)	(1,182,650)	(1,272,843)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	1,414,603	7,000,604	3,532,241	3,817,613
Proceeds from sales	14,211,963	13,647,631	19,240,931	16,962,050
Cost of investments sold	10,185,569	9,703,981	18,711,099	14,780,143

Net realized capital gains (losses) on investments	5,440,997	10,944,254	4,062,073	5,999,520
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	8,431,683	19,603,170	24,645,507	34,775,847
End of period	4,025,016	17,562,740	31,174,492	36,117,329

Net change in unrealized appreciation/depreciation of investments	(4,406,667)	(2,040,430)	6,528,985	1,341,482

Net realized and unrealized capital gains (losses) on investments	1,034,330	8,903,824	10,591,058	7,341,002

Increase (decrease) in net assets from operations	$776,688	$8,362,361	$9,408,408	$6,068,159

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Operations

Year Ended December 31, 2005, Except as Noted

	Capital Guardian Value Subaccount	Clarion Global Real Estate Securities Subaccount	Transamerica Small/Mid Cap Value Subaccount	Great Companies - AmericaSM Subaccount
Net investment income (loss)
Income:
Dividends	$2,662,749	$1,176,695	$737,508	$161,973
Expenses:
Administrative, mortality and expense risk charge	4,098,495	1,050,140	2,544,136	269,954

Net investment income (loss)	(1,435,746)	126,555	(1,806,628)	(107,981)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	13,786,988	5,673,294	7,821,134	—
Proceeds from sales	40,130,191	12,800,759	36,584,747	4,057,311
Cost of investments sold	41,411,184	7,734,529	33,572,625	3,316,355

Net realized capital gains (losses) on investments	12,505,995	10,739,524	10,833,256	740,956
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	54,565,826	21,448,571	51,310,828	3,031,788
End of period	59,894,109	18,913,448	62,358,685	2,777,515

Net change in unrealized appreciation/depreciation of investments	5,328,283	(2,535,123)	11,047,857	(254,273)

Net realized and unrealized capital gains (losses) on investments	17,834,278	8,204,401	21,881,113	486,683

Increase (decrease) in net assets from operations	$16,398,532	$8,330,956	$20,074,485	$378,702

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Operations

Year Ended December 31, 2005, Except as Noted

	Great Companies - TechnologySM Subaccount	Transamerica Balanced (A/T) Subaccount	Templeton Great Companies - Global Subaccount	Janus Growth (A/T) Subaccount
Net investment income (loss)
Income:
Dividends	$111,500	$291,985	$157,757	$—
Expenses:
Administrative, mortality and expense risk charge	405,652	320,138	218,594	2,024,172

Net investment income (loss)	(294,152)	(28,153)	(60,837)	(2,024,172)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	1,567,000	—	—
Proceeds from sales	10,376,513	2,930,003	2,386,508	28,211,564
Cost of investments sold	10,131,494	2,442,303	2,179,054	20,044,385

Net realized capital gains (losses) on investments	245,019	2,054,700	207,454	8,167,179
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	2,349,163	3,738,836	1,005,461	43,703,787
End of period	2,131,068	3,080,769	1,784,575	48,479,418

Net change in unrealized appreciation/depreciation of investments	(218,095)	(658,067)	779,114	4,775,631

Net realized and unrealized capital gains (losses) on investments	26,924	1,396,633	986,568	12,942,810

Increase (decrease) in net assets from operations	$(267,228)	$1,368,480	$925,731	$10,918,638

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Operations

Year Ended December 31, 2005, Except as Noted

	Jennison Growth Subaccount	J.P. Morgan Enhanced Index Subaccount	Marsico Growth Subaccount	MFS High Yield Subaccount
Net investment income (loss)
Income:
Dividends	$53,217	$1,439,220	$19,652	$7,912,978
Expenses:
Administrative, mortality and expense risk charge	377,971	1,654,310	380,891	1,486,801

Net investment income (loss)	(324,754)	(215,090)	(361,239)	6,426,177
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	1,572,226	—	—	2,404,052
Proceeds from sales	6,783,294	31,523,613	3,448,903	42,806,413
Cost of investments sold	7,457,310	29,938,909	2,755,329	39,273,586

Net realized capital gains (losses) on investments	898,210	1,584,704	693,574	5,936,879
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	3,507,406	21,601,559	3,297,603	7,719,745
End of period	5,819,579	22,007,371	4,971,894	(4,428,578)

Net change in unrealized appreciation/depreciation of investments	2,312,173	405,812	1,674,291	(12,148,323)

Net realized and unrealized capital gains (losses) on investments	3,210,383	1,990,516	2,367,865	(6,211,444)

Increase (decrease) in net assets from operations	$2,885,629	$1,775,426	$2,006,626	$214,733

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Operations

Year Ended December 31, 2005, Except as Noted

	Mercury Large Cap Value Subaccount	PIMCO Total Return Subaccount	Salomon All Cap Subaccount	Transamerica Convertible Securities Subaccount
Net investment income (loss)
Income:
Dividends	$482,986	$3,040,632	$838,250	$561,469
Expenses:
Administrative, mortality and expense risk charge	1,016,070	2,513,089	2,059,663	395,966

Net investment income (loss)	(533,084)	527,543	(1,221,413)	165,503
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	3,895,884	3,949,411	—	2,516,795
Proceeds from sales	7,425,838	20,365,428	28,356,644	6,290,109
Cost of investments sold	4,910,033	19,313,328	25,811,193	5,105,187

Net realized capital gains (losses) on investments	6,411,689	5,001,511	2,545,451	3,701,717
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	15,139,783	5,431,033	32,382,321	3,311,602
End of period	18,519,002	1,212,671	34,185,414	79,714

Net change in unrealized appreciation/depreciation of investments	3,379,219	(4,218,362)	1,803,093	(3,231,888)

Net realized and unrealized capital gains (losses) on investments	9,790,908	783,149	4,348,544	469,829

Increase (decrease) in net assets from operations	$9,257,824	$1,310,692	$3,127,131	$635,332

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Operations

Year Ended December 31, 2005, Except as Noted

	Transamerica Equity Subaccount	Transamerica Growth Opportunities Subaccount	Transamerica U.S. Government Securities Subaccount	Transamerica U.S. Government Securities-PAM Fund Subaccount
Net investment income (loss)
Income:
Dividends	$537,119	$—	$3,916,999	$1
Expenses:
Administrative, mortality and expense risk charge	2,125,284	905,161	1,429,765	4,078

Net investment income (loss)	(1,588,165)	(905,161)	2,487,234	(4,077)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	2,335,704	4,820,032	1,224,725	—
Proceeds from sales	25,739,452	16,393,073	18,092,519	1,575,873
Cost of investments sold	18,213,700	10,984,163	17,848,444	1,562,593

Net realized capital gains (losses) on investments	9,861,456	10,228,942	1,468,800	13,280
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	32,745,634	11,958,043	331,839	568
End of period	45,065,015	10,972,395	(2,881,917)	(64)

Net change in unrealized appreciation/depreciation of investments	12,319,381	(985,648)	(3,213,756)	(632)

Net realized and unrealized capital gains (losses) on investments	22,180,837	9,243,294	(1,744,956)	12,648

Increase (decrease) in net assets from operations	$20,592,672	$8,338,133	$742,278	$8,571

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Operations

Year Ended December 31, 2005, Except as Noted

	T. Rowe Price Equity Income Subaccount	T. Rowe Price Growth Stock Subaccount	T. Rowe Price Small Cap Subaccount	Van Kampen Active International Allocation Subaccount
Net investment income (loss)
Income:
Dividends	$5,722,935	$892,079	$—	$3,440,575
Expenses:
Administrative, mortality and expense risk charge	4,701,795	2,633,013	1,541,069	1,443,719

Net investment income (loss)	1,021,140	(1,740,934)	(1,541,069)	1,996,856
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	24,312,482	—	20,086,599	—
Proceeds from sales	49,816,013	28,608,732	19,638,266	12,782,646
Cost of investments sold	46,975,471	30,983,453	13,991,641	18,170,946

Net realized capital gains (losses) on investments	27,153,024	(2,374,721)	25,733,224	(5,388,300)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	59,261,428	11,526,617	23,381,619	(5,224,357)
End of period	39,098,252	23,510,784	8,174,615	10,300,602

Net change in unrealized appreciation/depreciation of investments	(20,163,176)	11,984,167	(15,207,004)	15,524,959

Net realized and unrealized capital gains (losses) on investments	6,989,848	9,609,446	10,526,220	10,136,659

Increase (decrease) in net assets from operations	$8,010,988	$7,868,512	$8,985,151	$12,133,515

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Operations

Year Ended December 31, 2005, Except as Noted

	Van Kampen Large Cap Core Subaccount	Transamerica Money Market Subaccount	Van Kampen Mid- Cap Growth Subaccount	AIM V.I. Basic Value Subaccount
Net investment income (loss)
Income:
Dividends	$1,892,862	$3,539,803	$31,684	$—
Expenses:
Administrative, mortality and expense risk charge	1,969,546	1,825,830	531,286	893,291

Net investment income (loss)	(76,684)	1,713,973	(499,602)	(893,291)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	(339)	—	627,855
Proceeds from sales	29,434,970	167,685,635	8,077,274	18,569,338
Cost of investments sold	33,436,585	167,685,635	6,467,841	12,705,472

Net realized capital gains (losses) on investments	(4,001,615)	(339)	1,609,433	6,491,721
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(6,207,201)	—	8,029,104	18,733,336
End of period	7,824,173	—	8,920,897	14,996,956

Net change in unrealized appreciation/depreciation of investments	14,031,374	—	891,793	(3,736,380)

Net realized and unrealized capital gains (losses) on investments	10,029,759	(339)	2,501,226	2,755,341

Increase (decrease) in net assets from operations	$9,953,075	$1,713,634	$2,001,624	$1,862,050

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Operations

Year Ended December 31, 2005, Except as Noted

	AIM V.I. Capital Appreciation Subaccount	AllianceBernstein Growth & Income Subaccount	AllianceBernstein Large Cap Growth Subaccount	Janus Aspen - Mid Cap Growth Subaccount
Net investment income (loss)
Income:
Dividends	$—	$978,354	$—	$—
Expenses:
Administrative, mortality and expense risk charge	143,963	1,093,937	379,393	247,835

Net investment income (loss)	(143,963)	(115,583)	(379,393)	(247,835)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	2,399,204	11,241,837	3,731,957	4,737,454
Cost of investments sold	1,805,850	10,193,768	2,845,046	3,598,038

Net realized capital gains (losses) on investments	593,354	1,048,069	886,911	1,139,416
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	2,173,415	17,282,591	5,059,609	3,069,620
End of period	2,391,406	18,580,089	7,770,090	3,850,155

Net change in unrealized appreciation/depreciation of investments	217,991	1,297,498	2,710,481	780,535

Net realized and unrealized capital gains (losses) on investments	811,345	2,345,567	3,597,392	1,919,951

Increase (decrease) in net assets from operations	$667,382	$2,229,984	$3,217,999	$1,672,116

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Operations

Year Ended December 31, 2005, Except as Noted

	Janus Aspen - Mid Cap Value Subaccount	Janus Aspen - Worldwide Growth Subaccount	MFS New Discovery Subaccount	MFS Total Return Subaccount
Net investment income (loss)
Income:
Dividends	$23,081	$377,802	$—	$1,430,712
Expenses:
Administrative, mortality and expense risk charge	50,113	453,360	409,763	1,178,761

Net investment income (loss)	(27,032)	(75,558)	(409,763)	251,951
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	356,496	—	—	3,076,692
Proceeds from sales	473,360	5,801,921	9,900,321	5,873,851
Cost of investments sold	315,508	5,909,821	7,053,001	4,687,072

Net realized capital gains (losses) on investments	514,348	(107,900)	2,847,320	4,263,471
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	1,236,858	4,858,519	5,255,065	13,464,935
End of period	1,037,807	6,187,483	3,551,739	9,832,132

Net change in unrealized appreciation/depreciation of investments	(199,051)	1,328,964	(1,703,326)	(3,632,803)

Net realized and unrealized capital gains (losses) on investments	315,297	1,221,064	1,143,994	630,668

Increase (decrease) in net assets from operations	$288,265	$1,145,506	$734,231	$882,619

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Operations

Year Ended December 31, 2005, Except as Noted

	Fidelity - VIP Contrafund® Subaccount	Fidelity - VIP Equity-Income Subaccount	Fidelity - VIP Growth Subaccount	Fidelity - VIP Growth Opportunities Subaccount
Net investment income (loss)
Income:
Dividends	$194,456	$1,056,240	$94,786	$24,224
Expenses:
Administrative, mortality and expense risk charge	2,399,708	1,061,339	472,088	49,857

Net investment income (loss)	(2,205,252)	(5,099)	(377,302)	(25,633)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	27,779	2,611,261	—	—
Proceeds from sales	9,798,297	13,610,434	8,535,091	439,651
Cost of investments sold	7,067,579	11,373,312	6,655,325	401,710

Net realized capital gains (losses) on investments	2,758,497	4,848,383	1,879,766	37,941
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	38,398,768	17,414,138	5,571,853	615,528
End of period	61,744,451	15,281,013	5,146,658	840,437

Net change in unrealized appreciation/depreciation of investments	23,345,683	(2,133,125)	(425,195)	224,909

Net realized and unrealized capital gains (losses) on investments	26,104,180	2,715,258	1,454,571	262,850

Increase (decrease) in net assets from operations	$23,898,928	$2,710,159	$1,077,269	$237,217

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Operations

Year Ended December 31, 2005, Except as Noted

	Fidelity - VIP Mid Cap Subaccount	Fidelity - VIP Value Strategies Subaccount	STI Classic Capital Appreciation Subaccount	STI Classic Large Cap Relative Value Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$151	$603
Expenses:
Administrative, mortality and expense risk charge	3,969,379	1,311,748	1,694	1,093

Net investment income (loss)	(3,969,379)	(1,311,748)	(1,543)	(490)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	4,323,271	3,113,762	—	—
Proceeds from sales	28,715,956	24,460,526	5,684	2,685
Cost of investments sold	18,498,650	15,121,840	5,247	2,357

Net realized capital gains (losses) on investments	14,540,577	12,452,448	437	328
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	89,997,615	26,691,223	6,823	2,095
End of period	121,267,924	15,413,101	5,264	6,478

Net change in unrealized appreciation/depreciation of investments	31,270,309	(11,278,122)	(1,559)	4,383

Net realized and unrealized capital gains (losses) on investments	45,810,886	1,174,326	(1,122)	4,711

Increase (decrease) in net assets from operations	$41,841,507	$(137,422)	$(2,665)	$4,221

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Operations

Year Ended December 31, 2005, Except as Noted

	STI Classic International Equity Subaccount	STI Classic Investment Grade Bond Subaccount	STI Classic Mid- Cap Equity Subaccount	STI Classic Small Cap Value Equity Subaccount
Net investment income (loss)
Income:
Dividends	$1,528	$4,983	$284	$2,505
Expenses:
Administrative, mortality and expense risk charge	797	2,090	1,001	7,735

Net investment income (loss)	731	2,893	(717)	(5,230)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	60,682
Proceeds from sales	2,853	32,718	8,693	171,025
Cost of investments sold	2,525	32,668	7,166	148,295

Net realized capital gains (losses) on investments	328	50	1,527	83,412
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	4,497	370	8,564	56,980
End of period	10,183	(1,368)	15,287	33,557

Net change in unrealized appreciation/depreciation of investments	5,686	(1,738)	6,723	(23,423)

Net realized and unrealized capital gains (losses) on investments	6,014	(1,688)	8,250	59,989

Increase (decrease) in net assets from operations	$6,745	$1,205	$7,533	$54,759

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Operations

Year Ended December 31, 2005, Except as Noted

	STI Classic Large Cap Value Equity Subaccount	MTB Large-Cap Growth Fund II Subaccount	MTB Large-Cap Value Fund II Subaccount	MTB Managed Allocation- Aggressive Growth Fund II Subaccount(1)
Net investment income (loss)
Income:
Dividends	$3,753	$128	$123	$29
Expenses:
Administrative, mortality and expense risk charge	4,025	401	159	38

Net investment income (loss)	(272)	(273)	(36)	(9)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	784	73	—
Proceeds from sales	6,104	707	1,220	1,052
Cost of investments sold	5,353	699	1,119	1,041

Net realized capital gains (losses) on investments	751	792	174	11
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	21,276	1,128	—	—
End of period	25,294	1,229	2,211	273

Net change in unrealized appreciation/depreciation of investments	4,018	101	2,211	273

Net realized and unrealized capital gains (losses) on investments	4,769	893	2,385	284

Increase (decrease) in net assets from operations	$4,497	$620	$2,349	$275

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Operations

Year Ended December 31, 2005, Except as Noted

	MTB Managed Allocation-Moderate Growth Fund II Subaccount	MTB Managed Allocation- Conservative Growth Fund II Subaccount(1)
Net investment income (loss)
Income:
Dividends	$23,791	$81
Expenses:
Administrative, mortality and expense risk charge	20,169	37

Net investment income (loss)	3,622	44
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	121,430	—
Proceeds from sales	210,716	1,042
Cost of investments sold	219,998	1,038

Net realized capital gains (losses) on investments	112,148	4
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	69,198	—
End of period	(4,663)	35

Net change in unrealized appreciation/depreciation of investments	(73,861)	35

Net realized and unrealized capital gains (losses) on investments	38,287	39

Increase (decrease) in net assets from operations	$41,909	$83

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004, Except as Noted

	Asset Allocation - Growth Subaccount		Asset Allocation - Conservative Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(3,184,680)	$(3,287,429)	$2,797,577	$(2,357,168)
Net realized capital gains (losses) on investments	24,091,057	7,490,081	25,183,795	12,139,235
Net change in unrealized appreciation/ depreciation of investments	11,624,446	25,452,160	(19,631,659)	6,432,475

Increase (decrease) in net assets from operations	32,530,823	29,654,812	8,349,713	16,214,542
Contract transactions
Net contract purchase payments	31,045,253	39,726,631	17,440,666	22,048,111
Transfer payments from (to) other subaccounts or general account	24,061,199	43,232,402	2,456,110	6,469,236
Contract terminations, withdrawals, and other deductions	(11,354,072)	(9,048,958)	(12,295,174)	(11,085,357)
Contract maintenance charges	(1,312,239)	(958,265)	(861,054)	(746,189)

Increase (decrease) in net assets from contract transactions	42,440,141	72,951,810	6,740,548	16,685,801

Net increase (decrease) in net assets	74,970,964	102,606,622	15,090,261	32,900,343
Net assets:
Beginning of the period	289,006,347	186,399,725	207,619,787	174,719,444

End of the period	$363,977,311	$289,006,347	$222,710,048	$207,619,787

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004, Except as Noted

	Asset Allocation - Moderate Subaccount		Asset Allocation - Moderate Growth Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$2,129,182	$(6,380,088)	$(2,529,924)	$(7,142,404)
Net realized capital gains (losses) on investments	39,573,752	10,012,542	40,137,683	12,172,035
Net change in unrealized appreciation/ depreciation of investments	(4,835,481)	46,375,074	24,814,373	60,542,640

Increase (decrease) in net assets from operations	36,867,453	50,007,528	62,422,132	65,572,271
Contract transactions
Net contract purchase payments	66,014,484	67,112,758	96,932,827	72,922,607
Transfer payments from (to) other subaccounts or general account	19,589,326	35,829,265	71,316,426	52,711,585
Contract terminations, withdrawals, and other deductions	(28,626,774)	(20,956,571)	(32,831,871)	(18,216,102)
Contract maintenance charges	(2,443,235)	(1,989,748)	(2,831,842)	(2,135,946)

Increase (decrease) in net assets from contract transactions	54,533,801	79,995,704	132,585,540	105,282,144

Net increase (decrease) in net assets	91,401,254	130,003,232	195,007,672	170,854,415
Net assets:
Beginning of the period	586,572,913	456,569,681	656,956,499	486,102,084

End of the period	$677,974,167	$586,572,913	$851,964,171	$656,956,499

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004, Except as Noted

	American Century Large Company Value Subaccount		American Century International Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(257,642)	$(157,793)	$(541,463)	$(975,604)
Net realized capital gains (losses) on investments	5,440,997	747,795	10,944,254	2,306,296
Net change in unrealized appreciation/ depreciation of investments	(4,406,667)	3,291,985	(2,040,430)	6,443,652

Increase (decrease) in net assets from operations	776,688	3,881,987	8,362,361	7,774,344
Contract transactions
Net contract purchase payments	781,435	1,379,155	2,366,118	2,840,793
Transfer payments from (to) other subaccounts or general account	(5,168,007)	4,001,628	5,852,681	401,239
Contract terminations, withdrawals, and other deductions	(1,875,239)	(1,568,300)	(3,417,350)	(2,640,225)
Contract maintenance charges	(124,021)	(115,973)	(291,751)	(246,746)

Increase (decrease) in net assets from contract transactions	(6,385,832)	3,696,510	4,509,698	355,061

Net increase (decrease) in net assets	(5,609,144)	7,578,497	12,872,059	8,129,405
Net assets:
Beginning of the period	37,508,489	29,929,992	72,845,535	64,716,130

End of the period	$31,899,345	$37,508,489	$85,717,594	$72,845,535

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004, Except as Noted

	Capital Guardian Global Subaccount		Capital Guardian U.S. Equity Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(1,182,650)	$(1,137,898)	$(1,272,843)	$(1,618,553)
Net realized capital gains (losses) on investments	4,062,073	(1,558,099)	5,999,520	274,134
Net change in unrealized appreciation/ depreciation of investments	6,528,985	12,109,295	1,341,482	11,681,533

Increase (decrease) in net assets from operations	9,408,408	9,413,298	6,068,159	10,337,114
Contract transactions
Net contract purchase payments	4,463,183	6,264,268	4,836,022	8,549,307
Transfer payments from (to) other subaccounts or general account	154,147	16,314,527	(5,621,801)	1,366,686
Contract terminations, withdrawals, and other deductions	(6,440,430)	(4,136,513)	(9,192,681)	(5,048,792)
Contract maintenance charges	(399,837)	(344,321)	(504,400)	(477,861)

Increase (decrease) in net assets from contract transactions	(2,222,937)	18,097,961	(10,482,860)	4,389,340

Net increase (decrease) in net assets	7,185,471	27,511,259	(4,414,701)	14,726,454
Net assets:
Beginning of the period	116,289,709	88,778,450	141,141,201	126,414,747

End of the period	$123,475,180	$116,289,709	$136,726,500	$141,141,201

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004, Except as Noted

	Capital Guardian Value Subaccount		Clarion Global Real Estate Securities Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(1,435,746)	$(1,129,910)	$126,555	$378,771
Net realized capital gains (losses) on investments	12,505,995	603,475	10,739,524	3,290,264
Net change in unrealized appreciation/ depreciation of investments	5,328,283	38,367,273	(2,535,123)	11,741,102

Increase (decrease) in net assets from operations	16,398,532	37,840,838	8,330,956	15,410,137
Contract transactions
Net contract purchase payments	6,005,837	11,222,469	2,829,590	2,992,430
Transfer payments from (to) other subaccounts or general account	(4,695,863)	5,086,771	4,456,611	7,723,584
Contract terminations, withdrawals, and other deductions	(25,113,672)	(22,456,971)	(3,880,099)	(2,461,672)
Contract maintenance charges	(823,386)	(739,572)	(269,662)	(212,224)

Increase (decrease) in net assets from contract transactions	(24,627,084)	(6,887,303)	3,136,440	8,042,118

Net increase (decrease) in net assets	(8,228,552)	30,953,535	11,467,396	23,452,255
Net assets:
Beginning of the period	290,100,439	259,146,904	69,598,044	46,145,789

End of the period	$281,871,887	$290,100,439	$81,065,440	$69,598,044

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004, Except as Noted

	Transamerica Small/Mid Cap Value Subaccount		Great Companies - AmericaSM Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(1,806,628)	$(2,669,276)	$(107,981)	$(187,121)
Net realized capital gains (losses) on investments	10,833,256	1,240,638	740,956	551,196
Net change in unrealized appreciation/depreciation of investments	11,047,857	26,693,639	(254,273)	(361,796)

Increase (decrease) in net assets from operations	20,074,485	25,265,001	378,702	2,279
Contract transactions
Net contract purchase payments	732,886	1,171,892	620,818	1,163,156
Transfer payments from (to) other subaccounts or general account	(11,722,993)	(12,099,209)	(2,672,090)	(859,652)
Contract terminations, withdrawals, and other deductions	(22,344,801)	(21,251,092)	(767,647)	(845,188)
Contract maintenance charges	(375,372)	(391,238)	(78,818)	(84,306)

Increase (decrease) in net assets from contract transactions	(33,710,280)	(32,569,647)	(2,897,737)	(625,990)

Net increase (decrease) in net assets	(13,635,795)	(7,304,646)	(2,519,035)	(623,711)
Net assets:
Beginning of the period	188,636,645	195,941,291	20,471,292	21,095,003

End of the period	$175,000,850	$188,636,645	$17,952,257	$20,471,292

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004, Except as Noted

	Great Companies - TechnologySM Subaccount		Transamerica Balanced (A/T) Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(294,152)	$(445,315)	$(28,153)	$(67,230)
Net realized capital gains (losses) on investments	245,019	4,458,392	2,054,700	706,377
Net change in unrealized appreciation/depreciation of investments	(218,095)	(2,195,404)	(658,067)	1,251,603

Increase (decrease) in net assets from operations	(267,228)	1,817,673	1,368,480	1,890,750
Contract transactions
Net contract purchase payments	895,146	1,351,656	1,154,484	980,328
Transfer payments from (to) other subaccounts or general account	(6,088,363)	6,905,436	846,976	(2,319,496)
Contract terminations, withdrawals, and other deductions	(1,289,508)	(1,188,588)	(1,164,352)	(894,816)
Contract maintenance charges	(116,775)	(116,955)	(87,466)	(85,871)

Increase (decrease) in net assets from contract transactions	(6,599,500)	6,951,549	749,642	(2,319,855)

Net increase (decrease) in net assets	(6,866,728)	8,769,222	2,118,122	(429,105)
Net assets:
Beginning of the period	33,769,734	25,000,512	21,690,873	22,119,978

End of the period	$26,903,006	$33,769,734	$23,808,995	$21,690,873

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004, Except as Noted

	Templeton Great Companies - Global Subaccount		Janus Growth (A/T) Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(60,837)	$(101,250)	$(2,024,172)	$(2,263,217)
Net realized capital gains (losses) on investments	207,454	(543,449)	8,167,179	8,157,236
Net change in unrealized appreciation/depreciation of investments	779,114	1,540,043	4,775,631	13,952,421

Increase (decrease) in net assets from operations	925,731	895,344	10,918,638	19,846,440
Contract transactions
Net contract purchase payments	625,908	729,626	671,624	969,382
Transfer payments from (to) other subaccounts or general account	3,497,159	10,376,436	(5,930,748)	(10,557,905)
Contract terminations, withdrawals, and other deductions	(695,413)	(393,703)	(19,739,869)	(20,784,625)
Contract maintenance charges	(58,820)	(23,121)	(189,038)	(230,752)

Increase (decrease) in net assets from contract transactions	3,368,834	10,689,238	(25,188,031)	(30,603,900)

Net increase (decrease) in net assets	4,294,565	11,584,582	(14,269,393)	(10,757,460)
Net assets:
Beginning of the period	12,771,127	1,186,545	156,990,412	167,747,872

End of the period	$17,065,692	$12,771,127	$142,721,019	$156,990,412

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004, Except as Noted

	Jennison Growth Subaccount		J.P. Morgan Enhanced Index Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(324,754)	$(396,630)	$(215,090)	$(875,992)
Net realized capital gains (losses) on investments	898,210	(4,155,641)	1,584,704	(9,127,623)
Net change in unrealized appreciation/depreciation of investments	2,312,173	6,509,978	405,812	20,775,373

Increase (decrease) in net assets from operations	2,885,629	1,957,707	1,775,426	10,771,758
Contract transactions
Net contract purchase payments	303,493	524,818	3,712,856	4,227,541
Transfer payments from (to) other subaccounts or general account	(876,194)	(756,592)	(7,705,023)	(5,755,071)
Contract terminations, withdrawals, and other deductions	(2,471,253)	(2,323,795)	(6,758,422)	(8,729,320)
Contract maintenance charges	(72,575)	(74,669)	(469,445)	(482,440)

Increase (decrease) in net assets from contract transactions	(3,116,529)	(2,630,238)	(11,220,034)	(10,739,290)

Net increase (decrease) in net assets	(230,900)	(672,531)	(9,444,608)	32,468
Net assets:
Beginning of the period	28,129,475	28,802,006	121,560,120	121,527,652

End of the period	$27,898,575	$28,129,475	$112,115,512	$121,560,120

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004, Except as Noted

	Marsico Growth Subaccount		MFS High Yield Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(361,239)	$(285,321)	$6,426,177	$4,271,335
Net realized capital gains (losses) on investments	693,574	(380,932)	5,936,879	8,085,814
Net change in unrealized appreciation/depreciation of investments	1,674,291	2,541,131	(12,148,323)	(4,472,284)

Increase (decrease) in net assets from operations	2,006,626	1,874,878	214,733	7,884,865
Contract transactions
Net contract purchase payments	1,125,955	1,393,477	2,241,831	3,265,100
Transfer payments from (to) other subaccounts or general account	7,305,260	1,944,071	(16,793,259)	(7,443,630)
Contract terminations, withdrawals, and other deductions	(1,256,859)	(1,003,207)	(6,796,353)	(5,861,624)
Contract maintenance charges	(99,917)	(72,887)	(379,614)	(401,995)

Increase (decrease) in net assets from contract transactions	7,074,439	2,261,454	(21,727,395)	(10,442,149)

Net increase (decrease) in net assets	9,081,065	4,136,332	(21,512,662)	(2,557,284)
Net assets:
Beginning of the period	22,313,365	18,177,033	117,078,763	119,636,047

End of the period	$31,394,430	$22,313,365	$95,566,101	$117,078,763

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004, Except as Noted

	Mercury Large Cap Value Subaccount		PIMCO Total Return Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(533,084)	$(256,917)	$527,543	$38,528
Net realized capital gains (losses) on investments	6,411,689	1,827,973	5,001,511	4,470,355
Net change in unrealized appreciation/depreciation of investments	3,379,219	6,423,291	(4,218,362)	170,172

Increase (decrease) in net assets from operations	9,257,824	7,994,347	1,310,692	4,679,055
Contract transactions
Net contract purchase payments	1,796,429	1,627,542	4,764,239	8,303,813
Transfer payments from (to) other subaccounts or general account	22,436,404	(5,277,187)	5,717,393	(5,749,170)
Contract terminations, withdrawals, and other deductions	(7,534,582)	(2,726,985)	(10,139,971)	(10,766,005)
Contract maintenance charges	(247,216)	(188,643)	(663,941)	(675,455)

Increase (decrease) in net assets from contract transactions	16,451,035	(6,565,273)	(322,280)	(8,886,817)

Net increase (decrease) in net assets	25,708,859	1,429,074	988,412	(4,207,762)
Net assets:
Beginning of the period	56,950,528	55,521,454	169,193,146	173,400,908

End of the period	$82,659,387	$56,950,528	$170,181,558	$169,193,146

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004, Except as Noted

	Salomon All Cap Subaccount		Transamerica Convertible Securities Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(1,221,413)	$(1,869,065)	$165,503	$82,426
Net realized capital gains (losses) on investments	2,545,451	457,748	3,701,717	1,723,350
Net change in unrealized appreciation/depreciation of investments	1,803,093	12,021,431	(3,231,888)	751,520

Increase (decrease) in net assets from operations	3,127,131	10,610,114	635,332	2,557,296
Contract transactions
Net contract purchase payments	3,301,647	6,774,747	1,201,174	1,981,825
Transfer payments from (to) other subaccounts or general account	(15,664,940)	(2,259,978)	(458,903)	4,085,051
Contract terminations, withdrawals, and other deductions	(7,781,818)	(5,957,389)	(1,255,644)	(1,200,421)
Contract maintenance charges	(532,071)	(554,663)	(103,877)	(83,757)

Increase (decrease) in net assets from contract transactions	(20,677,182)	(1,997,283)	(617,250)	4,782,698

Net increase (decrease) in net assets	(17,550,051)	8,612,831	18,082	7,339,994
Net assets:
Beginning of the period	153,026,546	144,413,715	26,812,276	19,472,282

End of the period	$135,476,495	$153,026,546	$26,830,358	$26,812,276

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004, Except as Noted

	Transamerica Equity Subaccount		Transamerica Growth Opportunities Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(1,588,165)	$(1,700,371)	$(905,161)	$(760,986)
Net realized capital gains (losses) on investments	9,861,456	1,391,010	10,228,942	1,727,644
Net change in unrealized appreciation/depreciation of investments	12,319,381	16,677,314	(985,648)	5,893,777

Increase (decrease) in net assets from operations	20,592,672	16,367,953	8,338,133	6,860,435
Contract transactions
Net contract purchase payments	4,916,109	5,890,652	1,625,479	2,080,231
Transfer payments from (to) other subaccounts or general account	5,296,320	35,382,409	(4,963,379)	30,544,604
Contract terminations, withdrawals, and other deductions	(6,945,031)	(4,998,025)	(3,244,855)	(2,066,473)
Contract maintenance charges	(547,987)	(433,836)	(236,483)	(193,003)

Increase (decrease) in net assets from contract transactions	2,719,411	35,841,200	(6,819,238)	30,365,359

Net increase (decrease) in net assets	23,312,083	52,209,153	1,518,895	37,225,794
Net assets:
Beginning of the period	144,080,047	91,870,894	69,182,838	31,957,044

End of the period	$167,392,130	$144,080,047	$70,701,733	$69,182,838

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004, Except as Noted

	Transamerica U.S. Government Securities Subaccount		Transamerica U.S. Government Securities- PAM Fund Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$2,487,234	$2,447,802	$(4,077)	$206,476
Net realized capital gains (losses) on investments	1,468,800	2,457,383	13,280	(23,599)
Net change in unrealized appreciation/depreciation of investments	(3,213,756)	(3,012,108)	(632)	568

Increase (decrease) in net assets from operations	742,278	1,893,077	8,571	183,445
Contract transactions
Net contract purchase payments	2,735,366	3,612,457	(1)	—
Transfer payments from (to) other subaccounts or general account	(2,194,737)	(21,110,473)	44,588	(8,442)
Contract terminations, withdrawals, and other deductions	(10,767,819)	(11,265,088)	(14,574)	(132,849)
Contract maintenance charges	(292,694)	(341,606)	(982)	(294)

Increase (decrease) in net assets from contract transactions	(10,519,884)	(29,104,710)	29,031	(141,585)

Net increase (decrease) in net assets	(9,777,606)	(27,211,633)	37,602	41,860
Net assets:
Beginning of the period	104,473,417	131,685,050	41,860	—

End of the period	$94,695,811	$104,473,417	$79,462	$41,860

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004, Except as Noted

	T. Rowe Price Equity Income Subaccount		T. Rowe Price Growth Stock Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$1,021,140	$(565,515)	$(1,740,934)	$(2,403,582)
Net realized capital gains (losses) on investments	27,153,024	4,659,227	(2,374,721)	(384,867)
Net change in unrealized appreciation/depreciation of investments	(20,163,176)	35,491,053	11,984,167	17,249,546

Increase (decrease) in net assets from operations	8,010,988	39,584,765	7,868,512	14,461,097
Contract transactions
Net contract purchase payments	6,231,683	10,157,052	3,554,505	6,734,637
Transfer payments from (to) other subaccounts or general account	(12,529,714)	9,672,155	(4,965,664)	(1,294,382)
Contract terminations, withdrawals, and other deductions	(29,897,816)	(29,479,727)	(16,225,279)	(14,422,426)
Contract maintenance charges	(914,413)	(856,418)	(516,819)	(493,229)

Increase (decrease) in net assets from contract transactions	(37,110,260)	(10,506,938)	(18,153,257)	(9,475,400)

Net increase (decrease) in net assets	(29,099,272)	29,077,827	(10,284,745)	4,985,697
Net assets:
Beginning of the period	341,961,082	312,883,255	190,526,071	185,540,374

End of the period	$312,861,810	$341,961,082	$180,241,326	$190,526,071

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004, Except as Noted

	T. Rowe Price Small Cap Subaccount		Van Kampen Active International Allocation Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(1,541,069)	$(1,551,748)	$1,996,856	$655,033
Net realized capital gains (losses) on investments	25,733,224	9,706,075	(5,388,300)	(6,467,930)
Net change in unrealized appreciation/depreciation of investments	(15,207,004)	613,455	15,524,959	17,120,744

Increase (decrease) in net assets from operations	8,985,151	8,767,782	12,133,515	11,307,847
Contract transactions
Net contract purchase payments	3,528,328	5,616,155	2,036,864	1,698,729
Transfer payments from (to) other subaccounts or general account	(4,265,625)	(11,970,909)	20,413,812	11,228,893
Contract terminations, withdrawals, and other deductions	(6,026,641)	(4,365,215)	(9,886,603)	(9,067,310)
Contract maintenance charges	(400,869)	(402,762)	(231,857)	(155,709)

Increase (decrease) in net assets from contract transactions	(7,164,807)	(11,122,731)	12,332,216	3,704,603

Net increase (decrease) in net assets	1,820,344	(2,354,949)	24,465,731	15,012,450
Net assets:
Beginning of the period	109,946,016	112,300,965	92,081,324	77,068,874

End of the period	$111,766,360	$109,946,016	$116,547,055	$92,081,324

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004, Except as Noted

	Van Kampen Large Cap Core Subaccount		Transamerica Money Market Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(76,684)	$358,330	$1,713,973	$(701,121)
Net realized capital gains (losses) on investments	(4,001,615)	(9,857,298)	(339)	(326)
Net change in unrealized appreciation/depreciation of investments	14,031,374	25,298,783	—	—

Increase (decrease) in net assets from operations	9,953,075	15,799,815	1,713,634	(701,447)
Contract transactions
Net contract purchase payments	733,316	1,253,463	20,047,579	18,295,607
Transfer payments from (to) other subaccounts or general account	(5,419,149)	(6,934,844)	2,097,865	(13,291,731)
Contract terminations, withdrawals, and other deductions	(19,581,579)	(21,212,904)	(30,106,527)	(30,976,084)
Contract maintenance charges	(216,147)	(244,254)	(490,211)	(536,038)

Increase (decrease) in net assets from contract transactions	(24,483,559)	(27,138,539)	(8,451,294)	(26,508,246)

Net increase (decrease) in net assets	(14,530,484)	(11,338,724)	(6,737,660)	(27,209,693)
Net assets:
Beginning of the period	152,254,518	163,593,242	105,750,182	132,959,875

End of the period	$137,724,034	$152,254,518	$99,012,522	$105,750,182

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004, Except as Noted

	Van Kampen Mid-Cap Growth Subaccount		AIM V.I. Basic Value Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(499,602)	$(579,890)	$(893,291)	$(915,714)
Net realized capital gains (losses) on investments	1,609,433	(322,693)	6,491,721	1,514,711
Net change in unrealized appreciation/depreciation of investments	891,793	2,886,719	(3,736,380)	5,342,539

Increase (decrease) in net assets from operations	2,001,624	1,984,136	1,862,050	5,941,536
Contract transactions
Net contract purchase payments	1,601,633	1,834,676	1,496,781	4,177,222
Transfer payments from (to) other subaccounts or general account	(4,699,512)	(4,191,676)	(14,339,519)	4,260,008
Contract terminations, withdrawals, and other deductions	(1,970,695)	(1,657,061)	(2,879,707)	(2,277,510)
Contract maintenance charges	(141,556)	(150,134)	(246,412)	(231,404)

Increase (decrease) in net assets from contract transactions	(5,210,130)	(4,164,195)	(15,968,857)	5,928,316

Net increase (decrease) in net assets	(3,208,506)	(2,180,059)	(14,106,807)	11,869,852
Net assets:
Beginning of the period	39,903,666	42,083,725	69,901,889	58,032,037

End of the period	$36,695,160	$39,903,666	$55,795,082	$69,901,889

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004, Except as Noted

	AIM V.I. Capital Appreciation Subaccount		AllianceBernstein Growth & Income Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(143,963)	$(153,478)	$(115,583)	$(567,655)
Net realized capital gains (losses) on investments	593,354	558,662	1,048,069	183,855
Net change in unrealized appreciation/depreciation of investments	217,991	67,067	1,297,498	7,310,199

Increase (decrease) in net assets from operations	667,382	472,251	2,229,984	6,926,399
Contract transactions
Net contract purchase payments	643,311	383,848	1,602,383	3,164,903
Transfer payments from (to) other subaccounts or general account	(1,187,181)	(267,308)	(4,888,151)	(10,533,058)
Contract terminations, withdrawals, and other deductions	(512,737)	(890,054)	(3,526,709)	(3,465,781)
Contract maintenance charges	(38,508)	(39,197)	(283,602)	(301,609)

Increase (decrease) in net assets from contract transactions	(1,095,115)	(812,711)	(7,096,079)	(11,135,545)

Net increase (decrease) in net assets	(427,733)	(340,460)	(4,866,095)	(4,209,146)
Net assets:
Beginning of the period	10,586,703	10,927,163	78,942,299	83,151,445

End of the period	$10,158,970	$10,586,703	$74,076,204	$78,942,299

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004, Except as Noted

	AllianceBernstein Large Cap Growth Subaccount		Janus Aspen - Mid Cap Growth Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(379,393)	$(392,788)	$(247,835)	$(281,163)
Net realized capital gains (losses) on investments	886,911	344,314	1,139,416	2,951,597
Net change in unrealized appreciation/depreciation of investments	2,710,481	1,629,801	780,535	49,605

Increase (decrease) in net assets from operations	3,217,999	1,581,327	1,672,116	2,720,039
Contract transactions
Net contract purchase payments	373,451	702,426	1,066,520	839,602
Transfer payments from (to) other subaccounts or general account	(435,645)	(2,676,559)	(312,976)	(5,489,199)
Contract terminations, withdrawals, and other deductions	(898,294)	(931,173)	(737,796)	(1,169,221)
Contract maintenance charges	(100,071)	(101,768)	(68,647)	(72,431)

Increase (decrease) in net assets from contract transactions	(1,060,559)	(3,007,074)	(52,899)	(5,891,249)

Net increase (decrease) in net assets	2,157,440	(1,425,747)	1,619,217	(3,171,210)
Net assets:
Beginning of the period	26,414,041	27,839,788	17,369,687	20,540,897

End of the period	$28,571,481	$26,414,041	$18,988,904	$17,369,687

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004, Except as Noted

	Janus Aspen - Mid Cap Value Subaccount		Janus Aspen - Worldwide Growth Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(27,032)	$61,722	$(75,558)	$(185,209)
Net realized capital gains (losses) on investments	514,348	116,521	(107,900)	(501,985)
Net change in unrealized appreciation/depreciation of investments	(199,051)	350,057	1,328,964	1,590,656

Increase (decrease) in net assets from operations	288,265	528,300	1,145,506	903,462
Contract transactions
Net contract purchase payments	8,653	36,715	1,219,184	1,681,282
Transfer payments from (to) other subaccounts or general account	(144,073)	(90,275)	(3,329,421)	(3,684,032)
Contract terminations, withdrawals, and other deductions	(197,191)	(206,088)	(1,334,721)	(1,260,430)
Contract maintenance charges	(9,917)	(9,716)	(124,181)	(134,226)

Increase (decrease) in net assets from contract transactions	(342,528)	(269,364)	(3,569,139)	(3,397,406)

Net increase (decrease) in net assets	(54,263)	258,936	(2,423,633)	(2,493,944)
Net assets:
Beginning of the period	3,685,612	3,426,676	33,919,285	36,413,229

End of the period	$3,631,349	$3,685,612	$31,495,652	$33,919,285

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004, Except as Noted

	MFS New Discovery Subaccount		MFS Total Return Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(409,763)	$(424,536)	$251,951	$(21,587)
Net realized capital gains (losses) on investments	2,847,320	1,588,689	4,263,471	905,636
Net change in unrealized appreciation/depreciation of investments	(1,703,326)	(150,425)	(3,632,803)	5,521,284

Increase (decrease) in net assets from operations	734,231	1,013,728	882,619	6,405,333
Contract transactions
Net contract purchase payments	810,012	2,564,874	2,234,527	3,845,100
Transfer payments from (to) other subaccounts or general account	(3,772,960)	1,572,715	5,577,852	3,192,249
Contract terminations, withdrawals, and other deductions	(1,041,183)	(1,550,434)	(3,929,326)	(2,900,992)
Contract maintenance charges	(113,360)	(107,416)	(305,905)	(273,325)

Increase (decrease) in net assets from contract transactions	(4,117,491)	2,479,739	3,577,148	3,863,032

Net increase (decrease) in net assets	(3,383,260)	3,493,467	4,459,767	10,268,365
Net assets:
Beginning of the period	31,678,907	28,185,440	75,904,495	65,636,130

End of the period	$28,295,647	$31,678,907	$80,364,262	$75,904,495

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004, Except as Noted

	Fidelity - VIP Contrafund® Subaccount		Fidelity - VIP Equity-Income Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(2,205,252)	$(1,611,425)	$(5,099)	$(13,163)
Net realized capital gains (losses) on investments	2,758,497	1,854,349	4,848,383	788,319
Net change in unrealized appreciation/depreciation of investments	23,345,683	16,384,965	(2,133,125)	5,775,203

Increase (decrease) in net assets from operations	23,898,928	16,627,889	2,710,159	6,550,359
Contract transactions
Net contract purchase payments	7,276,109	8,400,339	2,354,223	2,833,339
Transfer payments from (to) other subaccounts or general account	26,003,856	10,153,273	(5,189,864)	(2,725,708)
Contract terminations, withdrawals, and other deductions	(9,037,287)	(6,176,792)	(4,160,600)	(2,984,262)
Contract maintenance charges	(626,150)	(498,802)	(265,882)	(278,123)

Increase (decrease) in net assets from contract transactions	23,616,528	11,878,018	(7,262,123)	(3,154,754)

Net increase (decrease) in net assets	47,515,456	28,505,907	(4,551,964)	3,395,605
Net assets:
Beginning of the period	146,460,542	117,954,635	75,272,399	71,876,794

End of the period	$193,975,998	$146,460,542	$70,720,435	$75,272,399

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004, Except as Noted

	Fidelity - VIP Growth Subaccount		Fidelity - VIP Growth Opportunities Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(377,302)	$(501,953)	$(25,633)	$(39,712)
Net realized capital gains (losses) on investments	1,879,766	1,961,947	37,941	685
Net change in unrealized appreciation/depreciation of investments	(425,195)	(1,295,022)	224,909	226,474

Increase (decrease) in net assets from operations	1,077,269	164,972	237,217	187,447
Contract transactions
Net contract purchase payments	1,054,661	1,750,263	29,704	28,813
Transfer payments from (to) other subaccounts or general account	(4,351,829)	845,924	(261,325)	(289,512)
Contract terminations, withdrawals, and other deductions	(1,629,918)	(1,639,269)	(112,112)	(220,882)
Contract maintenance charges	(124,278)	(147,269)	(12,636)	(12,745)

Increase (decrease) in net assets from contract transactions	(5,051,364)	809,649	(356,369)	(494,326)

Net increase (decrease) in net assets	(3,974,095)	974,621	(119,152)	(306,879)
Net assets:
Beginning of the period	36,333,695	35,359,074	3,713,031	4,019,910

End of the period	$32,359,600	$36,333,695	$3,593,879	$3,713,031

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004, Except as Noted

	Fidelity - VIP Mid Cap Subaccount		Fidelity - VIP Value Strategies Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(3,969,379)	$(3,174,539)	$(1,311,748)	$(1,207,834)
Net realized capital gains (losses) on investments	14,540,577	7,202,972	12,452,448	5,863,533
Net change in unrealized appreciation/depreciation of investments	31,270,309	41,523,323	(11,278,122)	5,399,667

Increase (decrease) in net assets from operations	41,841,507	45,551,756	(137,422)	10,055,366
Contract transactions
Net contract purchase payments	8,517,632	10,079,757	3,499,245	6,045,804
Transfer payments from (to) other subaccounts or general account	14,428,178	7,359,726	(8,861,281)	4,671,156
Contract terminations, withdrawals, and other deductions	(16,684,177)	(10,416,374)	(4,094,416)	(3,264,341)
Contract maintenance charges	(997,651)	(796,216)	(356,454)	(320,539)

Increase (decrease) in net assets from contract transactions	5,263,982	6,226,893	(9,812,906)	7,132,080

Net increase (decrease) in net assets	47,105,489	51,778,649	(9,950,328)	17,187,446
Net assets:
Beginning of the period	253,842,924	202,064,275	95,230,792	78,043,346

End of the period	$300,948,413	$253,842,924	$85,280,464	$95,230,792

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004, Except as Noted

	STI Classic Capital Appreciation Subaccount		STI Classic Large Cap Relative Value Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(1,543)	$(756)	$(490)	$(46)
Net realized capital gains (losses) on investments	437	194	328	17
Net change in unrealized appreciation/depreciation of investments	(1,559)	6,339	4,383	2,095

Increase (decrease) in net assets from operations	(2,665)	5,777	4,221	2,066
Contract transactions
Net contract purchase payments	720	28,978	32,204	18,747
Transfer payments from (to) other subaccounts or general account	7,042	58,618	17,564	20,054
Contract terminations, withdrawals, and other deductions	(3,816)	(1,511)	—	—
Contract maintenance charges	(633)	(7)	(525)	—

Increase (decrease) in net assets from contract transactions	3,313	86,078	49,243	38,801

Net increase (decrease) in net assets	648	91,855	53,464	40,867
Net assets:
Beginning of the period	107,366	15,511	40,867	—

End of the period	$108,014	$107,366	$94,331	$40,867

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004, Except as Noted

	STI Classic International Equity Subaccount		STI Classic Investment Grade Bond Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$731	$206	$2,893	$531
Net realized capital gains (losses) on investments	328	(21)	50	(331)
Net change in unrealized appreciation/depreciation of investments	5,686	4,497	(1,738)	370

Increase (decrease) in net assets from operations	6,745	4,682	1,205	570
Contract transactions
Net contract purchase payments	11,117	7,311	84,783	52,985
Transfer payments from (to) other subaccounts or general account	13,535	22,295	33,567	(850)
Contract terminations, withdrawals, and other deductions	—	—	(30,979)	(872)
Contract maintenance charges	(59)	—	(333)	—

Increase (decrease) in net assets from contract transactions	24,593	29,606	87,038	51,263

Net increase (decrease) in net assets	31,338	34,288	88,243	51,833
Net assets:
Beginning of the period	34,288	—	51,833	—

End of the period	$65,626	$34,288	$140,076	$51,833

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004, Except as Noted

	STI Classic Mid-Cap Equity Subaccount		STI Classic Small Cap Value Equity Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(717)	$(262)	$(5,230)	$(2,290)
Net realized capital gains (losses) on investments	1,527	81	83,412	396
Net change in unrealized appreciation/depreciation of investments	6,723	8,564	(23,423)	56,980

Increase (decrease) in net assets from operations	7,533	8,383	54,759	55,086
Contract transactions
Net contract purchase payments	—	9,269	166,594	209,464
Transfer payments from (to) other subaccounts or general account	(3,144)	45,940	74,877	193,724
Contract terminations, withdrawals, and other deductions	(3,504)	—	(155,131)	(19,715)
Contract maintenance charges	(265)	—	(2,215)	(25)

Increase (decrease) in net assets from contract transactions	(6,913)	55,209	84,125	383,448

Net increase (decrease) in net assets	620	63,592	138,884	438,534
Net assets:
Beginning of the period	63,592	—	438,534	—

End of the period	$64,212	$63,592	$577,418	$438,534

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004, Except as Noted

	STI Classic Large Cap Value Equity Subaccount		MTB Large-Cap Growth Fund II Subaccount
	2005	2004	2005	2004(1)
Operations
Net investment income (loss)	$(272)	$86	$(273)	$(19)
Net realized capital gains (losses) on investments	751	882	792	(49)
Net change in unrealized appreciation/depreciation of investments	4,018	21,276	101	1,128

Increase (decrease) in net assets from operations	4,497	22,244	620	1,060
Contract transactions
Net contract purchase payments	—	350	12,621	10,500
Transfer payments from (to) other subaccounts or general account	160	209,297	1	18,008
Contract terminations, withdrawals, and other deductions	—	—	(192)	(8,143)
Contract maintenance charges	(1,641)	—	(131)	—

Increase (decrease) in net assets from contract transactions	(1,481)	209,647	12,299	20,365

Net increase (decrease) in net assets	3,016	231,891	12,919	21,425
Net assets:
Beginning of the period	231,891	—	21,425	—

End of the period	$234,907	$231,891	$34,344	$21,425

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004, Except as Noted

	MTB Large-Cap Value Fund II Subaccount		MTB Managed Allocation-Aggressive Growth Fund II Subaccount
	2005	2004(1)	2005(1)
Operations
Net investment income (loss)	$(36)	$—	$(9)
Net realized capital gains (losses) on investments	174	3	11
Net change in unrealized appreciation/depreciation of investments	2,211	—	273

Increase (decrease) in net assets from operations	2,349	3	275
Contract transactions
Net contract purchase payments	18,209	500	5,499
Transfer payments from (to) other subaccounts or general account	(1,062)	—	104
Contract terminations, withdrawals, and other deductions	—	(503)	(515)
Contract maintenance charges	—	—	—

Increase (decrease) in net assets from contract transactions	17,147	(3)	5,088

Net increase (decrease) in net assets	19,496	—	5,363
Net assets:
Beginning of the period	—	—	—

End of the period	$19,496	$—	$5,363

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004, Except as Noted

	MTB Managed Allocation-Moderate Growth Fund II Subaccount		MTB Managed Allocation- Conservative Growth Fund II Subaccount
	2005	2004(1)	2005(1)
Operations
Net investment income (loss)	$3,622	$4,754	$44
Net realized capital gains (losses) on investments	112,148	77	4
Net change in unrealized appreciation/depreciation of investments	(73,861)	69,198	35

Increase (decrease) in net assets from operations	41,909	74,029	83
Contract transactions
Net contract purchase payments	481,660	1,115,835	5,500
Transfer payments from (to) other subaccounts or general account	(88,703)	107,775	40
Contract terminations, withdrawals, and other deductions	(49,792)	(9,763)	(505)
Contract maintenance charges	(5,980)	—	—

Increase (decrease) in net assets from contract transactions	337,185	1,213,847	5,035

Net increase (decrease) in net assets	379,094	1,287,876	5,118
Net assets:
Beginning of the period	1,287,876	—	—

End of the period	$1,666,970	$1,287,876	$5,118

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2005

1.	Organization and Summary of Significant Accounting Policies

Organization

The Transamerica Life Insurance Company Separate Account VA B (the Mutual Fund Account) is a segregated investment account of Transamerica Life Insurance Company (Transamerica Life), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. Each Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. The Mutual Fund Account consists of multiple investment subaccounts (each a Series Fund and collectively the Series Funds). Activity in these specific investment subaccounts except for those of the STI Classic Variable Trust and MTB Group of Funds-Class VA are available to contract owners of the Transamerica Landmark Variable Annuity, the Transamerica Freedom Variable Annuity, and the Transamerica Landmark ML Variable Annuity, issued by Transamerica Life. All amounts reported herein represent the activity related to contract owners of the Transamerica Landmark Variable Annuity only. The STI Classic Variable Trust subaccounts are available to the contract owners of the Transamerica Landmark Suntrust Variable Annuity. The MTB Group of Funds-Class VA subaccounts are available to the contract owners of the Transamerica Landmark Select Variable Annuity. The remaining subaccounts (not included herein) are available to the contract owners of the Transamerica Landmark ML Variable Annuity. Activity in all but one of these specific subaccounts is available to contract owners. The Transamerica U.S. Government Securities-PAM-Service Class subaccount (“PAM”) (formerly Transamerica U.S. Government Securities-Safe Fund-Service Class) was added on November 3, 2003 solely to facilitate a contract owner purchase option. If this option is elected, assets are automatically allocated from the contract owner’s other subaccounts into the "PAM" when the policy value has dropped relative to the guaranteed amount.

Subaccount Investment by Fund:

AEGON/Transamerica Series Fund, Inc.:

Asset Allocation-Growth Portfolio

Asset Allocation-Conservative Portfolio

Asset Allocation-Moderate Portfolio

Asset Allocation-Moderate Growth Portfolio

American Century Large Company Value

American Century International

Capital Guardian Global

Capital Guardian U.S. Equity

Capital Guardian Value

Clarion Global Real Estate Securities

Transamerica Small/Mid Cap Value

Great Companies-AmericaSM

Great Companies-TechnologySM

Transamerica Balanced (A/T)

Templeton Great Companies-Global

Janus Growth (A/T)

Jennison Growth

J.P. Morgan Enhanced Index

Marsico Growth

MFS High Yield

Mercury Large Cap Value

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2005

1.	Organization and Summary of Significant Accounting Policies (continued)

Subaccount Investment by Fund: (continued)

PIMCO Total Return

Salomon All Cap

Transamerica Convertible Securities

Transamerica Equity

Transamerica Growth Opportunities

Transamerica U.S. Government Securities

Transamerica U.S. Government Securities-PAM Fund

T. Rowe Price Equity Income

T. Rowe Price Growth Stock

T. Rowe Price Small Cap

Van Kampen Active International Allocation

Van Kampen Large Cap Core

Transamerica Money Market

Van Kampen Mid-Cap Growth

AIM Variable Insurance Funds-Series II:

AIM V.I. Basic Value Fund

AIM V.I. Capital Appreciation Fund

AllianceBernstein Variable Products Series Fund, Inc.-Class B:

AllianceBernstein Growth & Income Portfolio

AllianceBernstein Large Cap Growth Portfolio

Janus Aspen Series-Service Shares:

Janus Aspen-Mid Cap Growth Portfolio

Janus Aspen-Mid Cap Value Portfolio

Janus Aspen-Worldwide Growth

MFS® Variable Insurance TrustSM-Service Class:

MFS New Discovery Series

MFS Total Return Series

Variable Insurance Products Fund-Service Class 2:

Fidelity-VIP Contrafund® Portfolio

Fidelity-VIP Equity-Income Portfolio

Fidelity-VIP Growth Portfolio

Fidelity-VIP Growth Opportunities Portfolio

Fidelity-VIP Mid Cap Portfolio

Fidelity-VIP Value Strategies Portfolio

STI Classic Variable Trust:

STI Classic Capital Appreciation Fund

STI Classic Large Cap Relative Value Fund

STI Classic International Equity Fund

STI Classic Investment Grade Bond Fund

STI Classic Mid-Cap Equity Fund

STI Classic Small Cap Value Equity Fund

STI Classic Large Cap Value Equity Fund

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2005

1.	Organization and Summary of Significant Accounting Policies (continued)

Subaccount Investment by Fund: (continued)

MTB Group of Funds - Class VA

MTB Large-Cap Growth Fund II

MTB Large-Cap Value Fund II

MTB Managed Allocation-Moderate Growth Fund II

MTB Managed Allocation-Aggressive Growth Fund II

MTB Managed Allocation-Conservative Growth Fund II

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
American Century Large Company Value	May 1, 2001
American Century International	May 1, 2001
Great Companies-AmericaSM	May 1, 2001
Great Companies-TechnologySM	May 1, 2001
Transamerica Growth Opportunities	May 1, 2001
Van Kampen Mid-Cap Growth	May 1, 2001
AllianceBernstein Growth & Income	May 1, 2001
AllianceBernstein Large Cap Growth	May 1, 2001
Fidelity-VIP Growth	May 1, 2001
Asset Allocation-Growth	May 1, 2002
Asset Allocation-Conservative	May 1, 2002
Asset Allocation - Moderate	May 1, 2002
Asset Allocation-Moderate Growth	May 1, 2002
Clarion Global Real Estate Securities	May 1, 2002
Transamerica Balanced (A/T)	May 1, 2002
PIMCO Total Return	May 1, 2002
Transamerica Convertible Securities	May 1, 2002
AIM V.I. Basic Value	May 1, 2002
AIM V.I. Capital Appreciation	May 1, 2002
MFS New Discovery	May 1, 2002
MFS Total Return	May 1, 2002
Fidelity - VIP Value Strategies	May 1, 2002
Transamerica Money Market	May 1, 2003
Janus Growth (A/T)	May 1, 2003
Janus Aspen-Mid Cap Value	May 1, 2003
STI Classic Capital Appreciation	May 1, 2003
STI Classic Large Cap Relative Value	May 1, 2003
STI Classic International Equity	May 1, 2003
STI Classic Investment Grade Bond	May 1, 2003
STI Classic Mid-Cap Equity	May 1, 2003
STI Classic Small Cap Value Equity	May 1, 2003
STI Classic Large Cap Value Equity	May 1, 2003

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2005

1.	Organization and Summary of Significant Accounting Policies (continued)

Each period reported on reflects a full twelve month period except as follows (continued):

Subaccount	Inception Date
MTB Large-Cap Growth Fund II	May 1, 2004
MTB Large-Cap Value Fund II	May 1, 2004
MTB Managed Allocation-Moderate Growth Fund II	May 1, 2004
MTB Managed Allocation-Aggressive Growth Fund II	May 1, 2005
MTB Managed Allocation-Conservative Growth Fund II	May 1, 2005

The following Portfolio name changes were made effective during the fiscal year ended December 31, 2005:

Portfolio	Formerly
AllianceBernstein Large Cap Growth	AllianceBernstein Premier Growth
Clarion Global Real Estate Securities	Clarion Real Estate Securities
Van Kampen Mid-Cap Growth	Van Kampen Emerging Growth
STI Classic Large Cap Relative Value	STI Classic Growth & Income
STI Classic Large Cap Value Equity	STI Classic Value Income Stock

The following subaccounts are only available to contract owners that held an investment in the subaccount on the designated closing date:

Subaccount	Close Date
Marsico Growth	May 1, 2002
T. Rowe Price Equity Income	May 1, 2002
Janus Aspen-Mid Cap Value	May 1, 2002
Fidelity-VIP Growth Opportunities	May 1, 2002
Transamerica Small/Mid Cap Value	July 1, 2002

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2005

1.	Organization and Summary of Significant Accounting Policies (continued)

As of May 1, 2003, new contract holders may only invest in the Service Class subaccounts. The Initial Class subaccounts are only available to contract holders that had purchases prior to May 1, 2003. The Service Class has a Rule 12b-1 Plan (and higher expenses) and the Initial Class does not.

The Marsico subaccount was re-opened May 1, 2003. If the contract holder purchased the policy prior to May 1, 2003, they can only invest in the Initial Class. If the contract holder purchased the policy on May 1, 2003, or after, they may only invest in Service Class.

Investments

Net purchase payments received by the Mutual Fund Account are invested in the portfolios of the Series Funds, as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2005.

Realized capital gains and losses from the sales of shares in the Series Funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the mutual funds are included in the Statements of Operations.

Dividend Income

Dividends received from the Series Funds investments are reinvested to purchase additional mutual fund shares.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2005

2.	Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2005 were as follows:

	Purchases	Sales
AEGON/Transamerica Series Fund, Inc.:
Asset Allocation - Growth Portfolio
Initial	$60,440,144	$26,717,143
Service	24,812,659	4,346,511
Asset Allocation - Conservative Portfolio
Initial	51,488,785	40,179,809
Service	19,874,811	5,247,691
Asset Allocation - Moderate Portfolio
Initial	67,540,013	47,009,964
Service	64,823,945	3,006,890
Asset Allocation - Moderate Growth Portfolio
Initial	113,979,497	45,148,159
Service	89,233,063	3,055,427
American Century Large Company Value
Initial	8,703,605	14,136,679
Service	280,417	75,284
American Century International
Initial	23,704,251	13,490,656
Service	912,212	156,975
Capital Guardian Global
Initial	17,464,449	19,036,062
Service	1,903,059	204,869
Capital Guardian U.S. Equity
Initial	7,711,552	16,532,694
Service	1,312,501	429,356
Capital Guardian Value
Initial	24,842,077	39,245,519
Service	3,012,194	884,672
Clarion Global Real Estate Securities
Initial	19,215,081	12,295,790
Service	2,521,730	504,969
Dreyfus Small Cap Value
Initial	8,889,052	36,584,747
Great Companies - AmericaSM
Initial	831,510	4,003,966
Service	220,065	53,345
Great Companies - TechnologySM
Initial	3,199,016	10,077,998
Service	283,870	298,515

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2005

2.	Investments (continued)

	Purchases	Sales
Transamerica Balanced (A/T)
Initial	$4,534,610	$2,804,512
Service	683,886	125,491
Templeton Great Companies - Global
Initial	5,205,715	2,277,570
Service	488,814	108,938
Janus Growth
Initial	765,686	28,158,457
Service	231,804	53,107
Jennison Growth
Initial	4,757,615	6,754,131
Service	156,612	29,163
J.P. Morgan Enhanced Index
Initial	19,388,804	31,147,161
Service	699,657	376,452
Marsico Growth
Initial	9,007,185	3,327,464
Service	1,154,968	121,439
MFS High Yield
Initial	28,236,792	41,660,144
Service	1,672,372	1,146,269
Mercury Large Cap Value
Initial	25,960,332	7,064,478
Service	1,278,534	361,360
PIMCO Total Return
Initial	21,332,201	19,773,607
Service	3,187,817	591,821
Salomon All Cap
Initial	6,010,132	28,151,408
Service	447,574	205,236
Transamerica Convertible Securities
Initial	7,199,402	6,105,173
Service	1,155,661	184,936
Transamerica Equity
Initial	25,997,984	24,920,764
Service	3,208,337	818,688
Transamerica Growth Opportunities
Initial	12,680,330	16,101,821
Service	808,577	291,252
Transamerica U.S. Government Securities
Initial	9,885,177	17,597,250
Service	1,399,419	495,269
Transamerica U.S. Government Securities-PAM Fund
Initial	1,600,829	1,575,873
T. Rowe Price Equity Income
Initial	35,284,979	49,448,447
Service	2,754,333	367,566

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2005

2.	Investments (continued)

	Purchases	Sales
T. Rowe Price Growth Stock
Initial	$7,896,892	$28,355,474
Service	817,548	253,258
T. Rowe Price Small Cap
Initial	27,852,440	18,925,494
Service	3,166,597	712,772
Van Kampen Active International Allocation
Initial	25,425,649	12,278,722
Service	1,686,139	503,924
Van Kampen Large Cap Core
Initial	4,595,082	29,295,209
Service	279,589	139,761
Transamerica Money Market
Initial	144,248,140	155,548,402
Service	16,699,826	12,137,233
Van Kampen Mid-Cap Growth
Initial	1,888,944	7,770,397
Service	478,962	306,877
AIM Variable Insurance Funds - Series II Shares:
AIM V.I. Basic Value Fund-Series II	2,335,774	18,569,338
AIM V.I. Capital Appreciation Fund-Series II	1,160,123	2,399,204
AllianceBernstien Variable Products Series Fund, Inc. - Class B:
AllianceBernstien Growth & Income Portfolio - Class B	4,030,100	11,241,837
AllianceBernstien Large Cap Growth Portfolio - Class B	2,292,005	3,731,957
Janus Aspen Series - Service Shares:
Janus Aspen-Mid Cap Growth Portfolio-Service Shares	4,436,724	4,737,454
Janus Aspen - Mid Cap Value Portfolio-Service Shares	460,288	473,360
Janus Aspen-Worldwide Growth Portfolio-Service Shares	2,157,202	5,801,921
MFS® Variable Insurance TrustSM:
MFS New Discovery Series-Service Class	5,373,068	9,900,321
MFS Total Return Series-Service Class	12,779,719	5,873,851
Variable Insurance Products Fund (VIP) - Service Class 2:
Fidelity - VIP Contrafund® Portfolio	31,238,528	9,798,297
Fidelity - VIP Equity-Income Portfolio - Service Class 2	8,953,932	13,610,434
Fidelity - VIP Growth Portfolio - Service Class 2	3,106,421	8,535,091
Fidelity - VIP Growth Opportunities Portfolio	57,656	439,651
Fidelity - VIP Mid Cap Portfolio - Service Class 2	34,333,731	28,715,956
Fidelity - VIP Value Strategies Portfolio - Service Class 2	16,450,943	24,460,526
STI Classic Variable Trust:
STI Classic Capital Appreciation Fund	7,452	5,684
STI Classic Large Cap Relative Value Fund	51,465	2,685
STI Classic International Equity Fund	28,178	2,853
STI Classic Investment Grade Bond Fund	122,662	32,718
STI Classic Mid-Cap Equity Fund	1,051	8,693
STI Classic Small Cap Value Equity Fund	310,601	171,025
STI Classic Large Cap Value Equity Fund	4,352	6,104

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2005

2.	Investments (continued)

	Purchases	Sales
MTB Group of Funds - Class VA
MTB Large-Cap Growth Fund II	$13,516	$707
MTB Large-Cap Value Fund II	18,404	1,220
MTB Managed Allocation-Moderate Growth Fund II	672,948	210,716
MTB Managed Allocation-Aggressive Growth Fund II	6,131	1,052
MTB Managed Allocation-Conservative Growth Fund II	6,121	1,042

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2005

3.	Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Asset Allocation - Growth Subaccount	Asset Allocation - Conservative Subaccount	Asset Allocation - Moderate Subaccount	Asset Allocation - Moderate Growth Subaccount	American Century Large Company Value Subaccount
Units outstanding at January 1, 2004	179,170,723	160,723,026	426,883,756	461,249,613	30,904,155
Units purchased	33,411,289	19,267,932	59,542,240	62,785,402	1,404,303
Units redeemed and transferred	30,645,206	(4,116,815)	9,218,891	27,375,750	2,137,122

Units outstanding at December 31, 2004	243,227,218	175,874,143	495,644,887	551,410,765	34,445,580
Units purchased	23,646,058	14,695,334	52,575,040	73,562,041	702,139
Units redeemed and transferred	8,230,677	(9,048,571)	(10,797,842)	28,221,017	(6,741,544)

Units outstanding at December 31, 2005	275,103,953	181,520,906	537,422,085	653,193,823	28,406,175

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2005

3.	Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	American Century International Subaccount	Capital Guardian Global Subaccount	Capital Guardian U.S. Equity Subaccount	Capital Guardian Value Subaccount	Clarion Global Real Estate Securities Subaccount
Units outstanding at January 1, 2004	78,300,151	80,193,629	139,697,812	156,041,409	37,113,279
Units purchased	3,214,141	5,392,022	9,132,793	6,980,381	2,332,491
Units redeemed and transferred	(3,603,279)	10,582,627	(4,993,906)	(8,009,672)	3,291,740

Units outstanding at December 31, 2004	77,911,013	96,168,278	143,836,699	155,012,118	42,737,510
Units purchased	2,369,704	3,566,852	4,830,513	3,494,351	1,783,041
Units redeemed and transferred	2,019,718	(5,770,342)	(16,138,998)	(15,138,551)	(14,016)

Units outstanding at December 31, 2005	82,300,435	93,964,788	132,528,214	143,367,918	44,506,535

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2005

3.	Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica Small/Mid Cap Value Subaccount	Great Companies - AmericaSM Subaccount	Great Companies - TechnologySM Subaccount	Transamerica Balanced (A/T) Subaccount	Templeton Great Companies - Global Subaccount
Units outstanding at January 1, 2004	105,275,025	21,902,012	33,946,097	20,972,797	2,267,549
Units purchased	936,192	1,218,364	1,566,274	929,200	1,040,760
Units redeemed and transferred	(14,436,309)	(1,957,105)	6,672,837	(3,148,061)	15,225,990

Units outstanding at December 31, 2004	91,774,908	21,163,271	42,185,208	18,753,936	18,534,299
Units purchased	611,176	649,695	1,100,970	996,647	738,682
Units redeemed and transferred	(13,421,801)	(3,741,555)	(10,037,102)	(417,902)	3,675,638

Units outstanding at December 31, 2005	78,964,283	18,071,411	33,249,076	19,332,681	22,948,619

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2005

3.	Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Janus Growth (A/T) Subaccount	Jennison Growth Subaccount	J.P. Morgan Enhanced Index Subaccount	Marsico Growth Subaccount	MFS High Yield Subaccount
Units outstanding at January 1, 2004	18,733,479	37,342,562	109,905,911	23,139,428	106,003,045
Units purchased	436,803	671,846	4,404,771	1,531,078	2,929,581
Units redeemed and transferred	(1,013,346)	(4,286,571)	(12,872,594)	1,233,783	(13,013,188)

Units outstanding at December 31, 2004	18,156,936	33,727,837	101,438,088	25,904,289	95,919,438
Units purchased	280,899	361,249	3,669,976	1,112,688	1,981,692
Units redeemed and transferred	(811,173)	(4,258,070)	(11,974,638)	6,253,537	(19,786,797)

Units outstanding at December 31, 2005	17,626,662	29,831,016	93,133,426	33,270,514	78,114,333

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2005

3.	Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Mercury Large Cap Value Subaccount	PIMCO Total Return Subaccount	Salomon All Cap Subaccount	Transamerica Convertible Securities Subaccount	Transamerica Equity Subaccount
Units outstanding at January 1, 2004	52,181,346	159,644,472	146,959,545	17,316,450	113,857,190
Units purchased	1,482,008	7,997,277	6,629,005	1,734,258	6,738,632
Units redeemed and transferred	(8,139,249)	(16,073,567)	(9,265,566)	2,298,437	37,486,319

Units outstanding at December 31, 2004	45,524,105	151,568,182	144,322,984	21,349,145	158,082,141
Units purchased	1,301,671	4,408,429	3,105,070	979,018	5,026,970
Units redeemed and transferred	10,736,209	(4,577,135)	(23,044,314)	(1,466,235)	(2,645,681)

Units outstanding at December 31, 2005	57,561,985	151,399,476	124,383,740	20,861,928	160,463,430

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2005

3.	Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica Growth Opportunities Subaccount	Transamerica U.S. Government Securities Subaccount	Transamerica U.S. Government Securities- PAM Fund Subaccount	T. Rowe Price Equity Income Subaccount	T. Rowe Price Growth Stock Subaccount
Units outstanding at January 1, 2004	27,436,926	103,950,886	—	186,287,863	104,519,148
Units purchased	1,703,641	3,784,391	4	6,786,810	4,168,135
Units redeemed and transferred	22,145,767	(25,821,191)	41,449	(7,960,053)	(7,391,785)

Units outstanding at December 31, 2004	51,286,334	81,914,086	41,453	185,114,620	101,295,498
Units purchased	1,207,318	2,461,762	—	4,106,969	2,257,877
Units redeemed and transferred	(6,647,269)	(10,103,113)	36,595	(22,367,155)	(10,263,832)

Units outstanding at December 31, 2005	45,846,383	74,272,735	78,048	166,854,434	93,289,543

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2005

3.	Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	T. Rowe Price Small Cap Subaccount	Van Kampen Active International Allocation Subaccount	Van Kampen Large Cap Core Subaccount	Transamerica Money Market Subaccount	Van Kampen Mid-Cap Growth Subaccount
Units outstanding at January 1, 2004	131,084,530	62,427,497	82,983,758	112,465,481	59,167,969
Units purchased	6,147,743	1,513,457	1,123,610	17,898,869	2,560,136
Units redeemed and transferred	(19,274,003)	3,315,653	(14,137,093)	(39,072,355)	(8,794,279)

Units outstanding at December 31, 2004	117,958,270	67,256,607	69,970,275	91,291,995	52,933,826
Units purchased	3,369,464	1,520,018	643,943	19,246,751	2,025,734
Units redeemed and transferred	(12,415,623)	8,183,555	(9,952,131)	(25,011,299)	(9,311,515)

Units outstanding at December 31, 2005	108,912,111	76,960,180	60,662,087	85,527,447	45,648,045

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2005

3.	Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	AIM V.I. Basic Value Subaccount	AIM V.I. Capital Appreciation Subaccount	AllianceBernstein Growth & Income Subaccount	AllianceBernstein Large Cap Growth Subaccount	Janus Aspen - Mid Cap Growth Subaccount
Units outstanding at January 1, 2004	58,307,835	10,820,979	88,836,854	37,920,933	32,946,671
Units purchased	4,134,790	419,132	3,388,199	916,651	1,308,869
Units redeemed and transferred	1,869,276	(1,234,905)	(15,295,256)	(5,214,296)	(10,490,554)

Units outstanding at December 31, 2004	64,311,901	10,005,206	76,929,797	33,623,288	23,764,986
Units purchased	1,458,866	620,506	1,628,639	442,106	1,489,459
Units redeemed and transferred	(16,372,638)	(1,658,490)	(8,680,344)	(1,919,245)	(1,395,667)

Units outstanding at December 31, 2005	49,398,129	8,967,222	69,878,092	32,146,149	23,858,778

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2005

3.	Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Janus Aspen - Mid Cap Value Subaccount	Janus Aspen - Worldwide Growth Subaccount	MFS New Discovery Subaccount	MFS Total Return Subaccount	Fidelity - VIP Contrafund® Subaccount
Units outstanding at January 1, 2004	3,604,191	50,839,958	28,706,577	62,629,329	120,855,820
Units purchased	42,896	2,442,028	2,839,546	3,607,783	8,291,378
Units redeemed and transferred	(310,371)	(7,319,764)	(719,276)	(14,196)	2,735,593

Units outstanding at December 31, 2004	3,336,716	45,962,222	30,826,847	66,222,916	131,882,791
Units purchased	67,803	1,550,847	820,167	1,983,165	6,230,645
Units redeemed and transferred	(375,071)	(6,274,569)	(5,034,142)	1,158,644	13,493,869

Units outstanding at December 31, 2005	3,029,448	41,238,500	26,612,872	69,364,725	151,607,305

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2005

3.	Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Fidelity - VIP Equity- Income Subaccount	Fidelity - VIP Growth Subaccount	Fidelity - VIP Growth Opportunities Subaccount	Fidelity - VIP Mid Cap Subaccount	Fidelity - VIP Value Strategies Subaccount
Units outstanding at January 1, 2004	69,950,797	43,427,987	4,650,032	162,311,908	67,274,719
Units purchased	2,787,276	2,149,363	32,043	7,953,429	5,141,579
Units redeemed and transferred	(5,920,594)	(1,640,893)	(660,479)	(4,075,974)	772,398

Units outstanding at December 31, 2004	66,817,479	43,936,457	4,021,596	166,189,363	73,188,696
Units purchased	2,106,663	1,285,567	32,223	5,543,277	2,848,544
Units redeemed and transferred	(8,645,829)	(7,852,460)	(434,514)	(2,157,534)	(11,107,810)

Units outstanding at December 31, 2005	60,278,313	37,369,564	3,619,305	169,575,106	64,929,430

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2005

3.	Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	STI Classic Capital Appreciation Subaccount	STI Classic Large Cap Relative Value Subaccount	STI Classic International Equity Subaccount	STI Classic Investment Grade Bond Subaccount	STI Classic Mid-Cap Equity Subaccount
Units outstanding at January 1, 2004	13,549	—	—	—	—
Units purchased	25,389	14,742	5,354	52,567	7,330
Units redeemed and transferred	50,324	14,863	16,383	(1,981)	35,870

Units outstanding at December 31, 2004	89,262	29,605	21,737	50,586	43,200
Units purchased	614	21,630	7,345	83,707	—
Units redeemed and transferred	2,211	12,317	8,345	2,057	(4,436)

Units outstanding at December 31, 2005	92,087	63,552	37,427	136,350	38,764

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2005

3.	Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	STI Classic Small Cap Value Equity Subaccount	STI Classic Large Cap Value Equity Subaccount	MTB Large-Cap Growth Fund II Subaccount	MTB Large-Cap Value Fund II Subaccount	MTB Managed Allocation-Aggressive Growth Fund II Subaccount(1)
Units outstanding at January 1, 2004	—	—	—	—	—
Units purchased	144,951	252	10,725	505	0
Units redeemed and transferred	116,191	168,062	10,272	(505)	0

Units outstanding at December 31, 2004	261,142	168,314	20,997	—	—
Units purchased	100,090	441	12,744	17,317	5,505
Units redeemed and transferred	(49,191)	(1,516)	(320)	(924)	(505)

Units outstanding at December 31, 2005	312,041	167,239	33,421	16,393	5,000

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2005

3.	Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	MTB Managed Allocation-Moderate Growth Fund II Subaccount	MTB Managed Allocation-Conservative Growth Fund II Subaccount(1)
Units outstanding at January 1, 2004	—	—
Units purchased	1,152,059	—
Units redeemed and transferred	75,425	—

Units outstanding at December 31, 2004	1,227,484	—
Units purchased	462,596	5,505
Units redeemed and transferred	(141,582)	(505)

Units outstanding at December 31, 2005	1,548,498	5,000

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2005

4.	Financial Highlights

The Mutual Fund Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual's policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

Effective with the 2001 annual financial statements, the Mutual Fund Account has presented the following disclosures required by the AICPA Audit and Accounting Guide for Investment Companies.

Subaccount	Year Ended		Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Asset Allocation - Growth
	12/31/2005		275,103,953	$1.30	to	$1.51	363,977,311	0.46%	1.25%	to	2.30%	10.86%	to	9.41%
	12/31/2004		243,227,218	1.17	to	1.38	289,006,347	0.09	1.25	to	2.30	12.77	to	38.14
	12/31/2003		179,170,723	1.04	to	1.24	186,399,725	0.16	1.25	to	2.30	29.18	to	24.08
	12/31/2002	(1)	77,195,522	0.81	to	0.80	62,127,936	0.00	1.25	to	2.05	(19.38)	to	(19.80)
Asset Allocation - Conservative
	12/31/2005		181,520,906	1.23	to	1.26	222,710,048	2.78	1.25	to	2.30	3.89	to	2.65
	12/31/2004		175,874,143	1.18	to	1.23	207,619,787	0.31	1.25	to	2.30	8.36	to	23.15
	12/31/2003		160,723,027	1.09	to	1.15	174,719,444	0.13	1.25	to	2.30	21.40	to	15.12
	12/31/2002	(1)	61,647,240	0.90	to	0.89	55,258,763	0.00	1.25	to	2.05	(10.21)	to	(10.68)
Asset Allocation - Moderate
	12/31/2005		537,422,085	1.25	to	1.33	677,974,167	1.83	1.25	to	2.30	6.12	to	4.73
	12/31/2004		495,644,887	1.18	to	1.27	586,572,913	0.25	1.25	to	2.30	10.02	to	27.41
	12/31/2003		426,883,756	1.07	to	1.17	456,569,681	0.11	1.25	to	2.30	23.33	to	17.30
	12/31/2002	(1)	173,062,631	0.87	to	0.86	150,188,620	0.00	1.25	to	2.05	(13.06)	to	(13.52)
Asset Allocation - Moderate Growth
	12/31/2005		653,193,823	1.29	to	1.42	851,964,171	1.14	1.25	to	2.30	8.56	to	7.25
	12/31/2004		551,410,765	1.18	to	1.33	656,956,499	0.18	1.25	to	2.30	12.14	to	32.72
	12/31/2003		461,249,613	1.06	to	1.20	486,102,084	0.15	1.25	to	2.30	25.60	to	19.99
	12/31/2002	(1)	190,988,794	0.84	to	0.84	160,292,869	0.00	1.25	to	2.05	(15.93)	to	(16.37)
American Century Large Company Value
	12/31/2005		28,406,175	1.10	to	1.38	31,899,345	0.71	1.25	to	2.30	2.86	to	1.50
	12/31/2004		34,445,580	1.07	to	1.36	37,508,489	0.96	1.25	to	2.30	12.50	to	36.07
	12/31/2003		30,904,155	0.95	to	1.23	29,929,992	0.32	1.25	to	2.30	27.20	to	22.52
	12/31/2002		23,944,517	0.74	to	0.82	18,173,164	0.03	1.25	to	2.05	(20.38)	to	(18.05)
	12/31/2001	(1)	2,652,940	0.94	to	0.94	2,491,009	0.00	1.25	to	1.55	(5.99)	to	(6.17)
American Century International
	12/31/2005		82,300,435	1.00	to	1.53	85,717,594	0.76	1.25	to	2.30	11.47	to	9.90
	12/31/2004		77,911,013	0.90	to	1.39	72,845,535	0.00	1.25	to	2.30	12.93	to	39.46
	12/31/2003		78,300,151	0.79	to	1.25	64,716,130	0.00	1.25	to	2.30	23.75	to	24.90
	12/31/2002		27,156,591	0.64	to	0.79	18,122,481	0.30	1.25	to	2.05	(22.98)	to	(21.22)
	12/31/2001	(1)	1,092,748	0.83	to	0.83	910,017	0.00	1.25	to	1.55	(16.60)	to	(16.76)
Capital Guardian Global
	12/31/2005		93,964,788	1.13	to	1.51	123,475,180	0.43	1.25	to	2.30	8.82	to	7.44
	12/31/2004		96,168,278	1.04	to	1.41	116,289,709	0.35	1.25	to	2.30	9.51	to	40.93
	12/31/2003		80,193,629	0.95	to	1.30	88,778,450	0.20	1.25	to	2.30	35.91	to	30.36
	12/31/2002		57,454,972	0.70	to	0.80	46,157,995	0.19	1.25	to	2.05	(20.51)	to	(19.54)
	12/31/2001		19,015,954	0.88	to	0.88	20,670,293	0.00	1.25	to	1.55	(12.48)	to	(11.74)

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2005

4.	Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Capital Guardian U.S. Equity
	12/31/2005		132,528,214	$1.09	to	$1.38	136,726,500	0.55%	1.25%	to	2.30%	5.00%	to	3.69%
	12/31/2004		143,836,699	1.04	to	1.33	141,141,201	0.28	1.25	to	2.30	8.41	to	33.03
	12/31/2003		139,697,812	0.96	to	1.24	126,414,747	0.18	1.25	to	2.30	34.82	to	24.29
	12/31/2002		91,894,343	0.71	to	0.79	62,015,962	0.42	1.25	to	2.05	(24.74)	to	(21.18)
	12/31/2001		25,752,854	0.95	to	0.95	22,295,063	0.09	1.25	to	1.55	(5.49)	to	(4.87)
Capital Guardian Value
	12/31/2005		143,367,918	1.31	to	1.53	281,871,887	0.95	1.25	to	2.30	6.38	to	5.09
	12/31/2004		155,012,118	1.23	to	1.45	290,100,439	1.04	1.25	to	2.30	15.26	to	45.19
	12/31/2003		156,041,409	1.07	to	1.28	259,146,904	0.82	1.25	to	2.30	32.92	to	27.63
	12/31/2002		132,064,117	0.80	to	0.78	167,994,073	4.14	1.25	to	2.05	(21.68)	to	(22.39)
	12/31/2001		65,773,709	1.02	to	1.02	139,740,101	0.75	1.25	to	1.55	2.32	to	5.00
Clarion Global Real Estate Securities
	12/31/2005		44,506,535	1.84	to	1.81	81,065,440	1.63	1.25	to	2.30	12.08	to	10.64
	12/31/2004		42,737,510	1.64	to	1.63	69,598,044	2.16	1.25	to	2.30	31.22	to	63.34
	12/31/2003		37,113,279	1.25	to	1.26	46,145,789	2.54	1.25	to	2.30	34.06	to	26.12
	12/31/2002	(1)	19,808,013	0.93	to	0.93	18,414,292	1.45	1.25	to	2.05	(6.89)	to	(7.38)
Transamerica Small/Mid Cap Value
	12/31/2005		78,964,283	1.42	to	1.48	175,000,850	0.41	1.25	to	2.05	12.16	to	11.29
	12/31/2004		91,774,908	1.27	to	1.33	188,636,645	0.00	1.25	to	2.05	14.91	to	14.00
	12/31/2003		105,275,024	1.10	to	1.16	195,941,291	0.00	1.25	to	2.05	88.48	to	87.00
	12/31/2002		120,959,061	0.59	to	0.62	122,808,233	15.92	1.25	to	2.05	(40.21)	to	(37.83)
	12/31/2001		63,008,032	0.98	to	0.98	166,222,511	0.00	1.25	to	1.55	(2.11)	to	26.81
Great Companies - AmericaSM
	12/31/2005		18,071,411	0.98	to	1.16	17,952,257	0.87	1.25	to	2.30	2.60	to	1.31
	12/31/2004		21,163,271	0.95	to	1.15	20,471,292	0.55	1.25	to	2.30	0.46	to	14.95
	12/31/2003		21,902,012	0.95	to	1.16	21,095,003	0.47	1.25	to	2.30	23.13	to	15.90
	12/31/2002		15,976,454	0.77	to	0.84	12,384,684	0.29	1.25	to	2.05	(21.67)	to	(15.94)
	12/31/2001	(1)	2,324,771	0.98	to	0.98	2,284,547	0.05	1.25	to	1.55	(1.60)	to	(1.79)
Great Companies - TechnologySM
	12/31/2005		33,249,076	0.76	to	1.36	26,903,006	0.40	1.25	to	2.30	0.80	to	(0.43)
	12/31/2004		42,185,208	0.75	to	1.37	33,769,734	0.00	1.25	to	2.30	6.72	to	36.58
	12/31/2003		33,946,097	0.71	to	1.30	25,000,512	0.00	1.25	to	2.30	49.09	to	29.91
	12/31/2002		15,454,141	0.47	to	0.71	7,504,927	0.00	1.25	to	2.05	(38.88)	to	(28.92)
	12/31/2001	(1)	1,990,417	0.77	to	0.77	1,539,710	0.00	1.25	to	1.55	(22.52)	to	(22.68)
Transamerica Balanced (A/T)
	12/31/2005		19,332,681	1.24	to	1.25	23,808,995	1.33	1.25	to	2.30	6.63	to	5.37
	12/31/2004		18,753,936	1.16	to	1.18	21,690,873	1.16	1.25	to	2.30	9.78	to	18.41
	12/31/2003		20,972,797	1.06	to	1.09	22,119,978	0.19	1.25	to	2.30	12.49	to	9.26
	12/31/2002	(1)	9,621,604	0.94	to	0.94	9,042,475	0.00	1.25	to	2.05	(5.89)	to	(6.38)
Templeton Great Companies - Global
	12/31/2005		22,948,619	1.03	to	1.13	17,065,692	1.08	1.25	to	2.30	14.75	to	13.04
	12/31/2004		18,534,299	0.97	to	1.08	12,771,127	0.00	1.25	to	2.30	8.11	to	7.83
	12/31/2003		2,267,549	0.52	to	0.52	1,186,545	0.00	1.40	to	1.55	21.55	to	21.37
	12/31/2002		2,581,850	0.43	to	0.43	1,112,508	2.49	1.40	to	1.55	(27.05)	to	(27.15)
	12/31/2001		3,784,444	0.59	to	0.59	2,237,327	0.91	1.40	to	1.55	(23.92)	to	(24.03)

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2005

4.	Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Janus Growth (A/T)
	12/31/2005		17,626,662	$0.87	to	$1.45	142,721,019	0.00%	1.25%	to	2.30%	61.64%	to	7.24%
	12/31/2004		18,156,936	0.80	to	1.35	156,990,412	0.00	1.25	to	2.30	48.85	to	34.97
	12/31/2003	(1)	18,733,479	0.70	to	1.20	167,747,872	0.00	1.25	to	2.30	30.46	to	19.84
Jennison Growth
	12/31/2005		29,831,016	0.92	to	1.41	27,898,575	0.20	1.25	to	2.30	12.39	to	10.98
	12/31/2004		33,727,837	0.82	to	1.27	28,129,475	0.00	1.25	to	2.30	7.78	to	27.41
	12/31/2003		37,342,561	0.76	to	1.20	28,802,006	0.00	1.25	to	2.30	27.18	to	19.73
	12/31/2002		32,610,240	0.60	to	0.75	19,634,560	0.00	1.25	to	2.05	(31.60)	to	(25.03)
	12/31/2001		23,147,688	0.87	to	0.87	20,058,486	2.05	1.25	to	1.55	(12.69)	to	(19.80)
J.P. Morgan Enhanced Index
	12/31/2005		93,133,426	0.96	to	1.32	112,115,512	1.27	1.25	to	2.30	2.19	to	0.88
	12/31/2004		101,438,088	0.93	to	1.31	121,560,120	0.76	1.25	to	2.30	9.64	to	30.91
	12/31/2003		109,905,911	0.85	to	1.21	121,527,652	0.55	1.25	to	2.30	27.35	to	20.98
	12/31/2002		92,747,224	0.67	to	0.80	78,761,744	0.42	1.25	to	2.05	(25.52)	to	(20.12)
	12/31/2001		54,591,461	0.90	to	0.90	66,756,939	0.60	1.25	to	1.55	(10.09)	to	(13.33)
Marsico Growth
	12/31/2005		33,270,514	0.96	to	1.37	31,394,430	0.08	1.25	to	2.30	7.25	to	5.78
	12/31/2004		25,904,289	0.89	to	1.30	22,313,365	0.00	1.25	to	2.30	10.86	to	29.73
	12/31/2003		23,139,428	0.81	to	1.18	18,177,033	0.00	1.25	to	2.30	24.78	to	18.47
	12/31/2002		11,985,770	0.65	to	0.56	7,534,806	0.14	1.25	to	1.55	(26.90)	to	(27.11)
	12/31/2001		5,540,197	0.88	to	0.77	4,583,045	0.75	1.25	to	1.55	(11.57)	to	(15.41)
MFS High Yield
	12/31/2005		78,114,333	1.25	to	1.15	95,566,101	7.80	1.25	to	2.30	0.56	to	(0.77)
	12/31/2004		95,919,438	1.25	to	1.16	117,078,763	5.39	1.25	to	2.30	8.41	to	15.57
	12/31/2003		106,003,045	1.15	to	1.08	119,636,047	1.05	1.25	to	2.30	16.29	to	7.97
	12/31/2002		57,464,724	0.99	to	0.98	56,013,323	2.55	1.25	to	2.05	0.81	to	(1.52)
	12/31/2001		14,368,833	0.98	to	0.98	13,819,437	6.10	1.25	to	1.55	(1.95)	to	2.19
Mercury Large Cap Value
	12/31/2005		57,561,985	1.37	to	1.63	82,659,387	0.69	1.25	to	2.30	14.51	to	13.14
	12/31/2004		45,524,105	1.20	to	1.44	56,950,528	0.97	1.25	to	2.30	16.88	to	44.46
	12/31/2003		52,181,346	1.03	to	1.25	55,521,454	0.81	1.25	to	2.30	28.18	to	25.25
	12/31/2002		38,976,379	0.80	to	0.81	32,349,688	2.38	1.25	to	2.05	(15.27)	to	(19.43)
	12/31/2001		10,361,912	0.94	to	0.94	10,364,526	0.15	1.25	to	1.55	(5.51)	to	(3.32)
PIMCO Total Return
	12/31/2005		151,399,476	1.14	to	1.02	170,181,558	1.80	1.25	to	2.30	1.07	to	(0.26)
	12/31/2004		151,568,182	1.13	to	1.02	169,193,146	1.52	1.25	to	2.30	3.20	to	2.39
	12/31/2003		159,644,472	1.09	to	1.01	173,400,908	1.23	1.25	to	2.30	3.61	to	0.51
	12/31/2002	(1)	102,929,761	1.05	to	1.05	108,224,791	0.00	1.25	to	2.05	5.32	to	4.77
Salomon All Cap
	12/31/2005		124,383,740	1.04	to	1.37	135,476,495	0.60	1.25	to	2.30	2.80	to	1.48
	12/31/2004		144,322,984	1.01	to	1.35	153,026,546	0.22	1.25	to	2.30	7.79	to	35.10
	12/31/2003		146,959,545	0.94	to	1.27	144,413,715	0.40	1.25	to	2.30	33.48	to	26.93
	12/31/2002		121,189,522	0.70	to	0.76	88,454,040	1.19	1.25	to	2.05	(25.64)	to	(23.50)
	12/31/2001		29,225,118	0.95	to	0.95	28,991,290	1.62	1.25	to	1.55	(5.39)	to	0.52

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2005

4.	Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Transamerica Convertible Securities
	12/31/2005		20,861,928	$1.29	to	$1.28	26,830,358	2.10%	1.25%	to	2.30%	2.60%	to	1.22%
	12/31/2004		21,349,145	1.26	to	1.27	26,812,276	1.85	1.25	to	2.30	11.78	to	26.81
	12/31/2003		17,316,449	1.13	to	1.15	19,472,282	0.15	1.25	to	2.30	22.14	to	14.81
	12/31/2002	(1)	5,536,438	0.92	to	0.92	5,107,571	0.00	1.25	to	2.05	(7.57)	to	(8.06)
Transamerica Equity
	12/31/2005		160,463,430	1.14	to	1.55	167,392,130	0.37	1.25	to	2.30	15.10	to	13.67
	12/31/2004		158,082,141	0.99	to	1.36	144,080,047	0.00	1.25	to	2.30	14.37	to	36.13
	12/31/2003		113,857,190	0.87	to	1.20	91,870,894	0.00	1.25	to	2.30	29.61	to	20.46
	12/31/2002		93,701,526	0.67	to	0.84	59,308,368	0.00	1.25	to	2.05	(23.20)	to	(16.12)
	12/31/2001		22,816,124	0.87	to	0.67	17,895,604	0.00	1.25	to	1.55	(12.74)	to	(18.89)
Transamerica Growth Opportunities
	12/31/2005		45,846,383	1.61	to	1.61	70,701,733	0.00	1.25	to	2.30	14.80	to	13.33
	12/31/2004		51,286,334	1.40	to	1.42	69,182,838	0.00	1.25	to	2.30	15.18	to	41.79
	12/31/2003		27,436,927	1.22	to	1.25	31,957,044	0.00	1.25	to	2.30	29.59	to	24.51
	12/31/2002		21,373,252	0.94	to	0.79	19,497,456	0.00	1.25	to	2.05	(15.37)	to	(21.11)
	12/31/2001	(1)	2,250,328	1.11	to	1.11	2,491,329	0.00	1.25	to	1.55	10.87	to	10.66
Transamerica U.S. Government Securities
	12/31/2005		74,272,735	1.11	to	0.99	94,695,811	3.92	1.25	to	2.30	0.97	to	(0.31)
	12/31/2004		81,914,086	1.10	to	1.00	104,473,417	3.51	1.25	to	2.30	2.02	to	(0.34)
	12/31/2003		103,950,886	1.08	to	0.99	131,685,050	2.06	1.25	to	2.30	1.68	to	(0.91)
	12/31/2002		109,387,061	1.06	to	1.04	136,725,518	2.26	1.25	to	2.05	4.51	to	3.78
	12/31/2001		44,518,524	1.02	to	1.41	60,127,394	4.51	1.25	to	1.55	1.66	to	3.48
Transamerica U.S. Government Securities-PAM Fund
	12/31/2005		78,048	1.03	to	1.00	79,462	0.00	1.25	to	2.00	0.73	to	(0.01)
	12/31/2004		41,453	1.03	to	1.00	41,860	8.97	1.25	to	2.00	1.63	to	0.88
	12/31/2003	(1)	0	1.00	to	0.99	0	0.00	1.30	to	2.00	(0.26)	to	(0.72)
T. Rowe Price Equity Income
	12/31/2005		166,854,434	1.23	to	1.38	312,861,810	1.76	1.25	to	2.30	2.83	to	1.48
	12/31/2004		185,114,620	1.20	to	1.36	341,961,082	1.27	1.25	to	2.30	13.39	to	35.55
	12/31/2003		186,287,863	1.06	to	1.21	312,883,255	0.73	1.25	to	2.30	24.04	to	21.04
	12/31/2002		157,696,726	0.85	to	0.84	220,110,075	1.18	1.25	to	2.05	(13.89)	to	(16.30)
	12/31/2001		83,106,237	0.99	to	0.99	177,874,361	1.78	1.25	to	1.55	(1.11)	to	0.60
T. Rowe Price Growth Stock
	12/31/2005		93,289,543	1.05	to	1.34	180,241,326	0.49	1.25	to	2.30	4.86	to	3.52
	12/31/2004		101,295,498	1.00	to	1.29	190,526,071	0.14	1.25	to	2.30	8.50	to	29.14
	12/31/2003		104,519,149	0.92	to	1.21	185,540,374	0.06	1.25	to	2.30	29.15	to	20.59
	12/31/2002		89,794,555	0.71	to	0.81	125,639,090	0.05	1.25	to	2.05	(23.77)	to	(18.66)
	12/31/2001		51,722,995	0.94	to	0.94	126,965,924	0.00	1.25	to	1.55	(6.48)	to	(11.43)
T. Rowe Price Small Cap
	12/31/2005		108,912,111	1.13	to	1.54	111,766,360	0.00	1.25	to	2.30	9.25	to	7.92
	12/31/2004		117,958,270	1.04	to	1.43	109,946,016	0.00	1.25	to	2.30	9.00	to	42.67
	12/31/2003		131,084,530	0.95	to	1.33	112,300,965	0.00	1.25	to	2.30	38.67	to	32.55
	12/31/2002		69,762,728	0.69	to	0.74	43,928,332	0.00	1.25	to	2.05	(28.25)	to	(25.97)
	12/31/2001		8,699,824	0.96	to	0.96	7,346,287	0.00	1.25	to	1.55	(4.40)	to	(11.10)

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2005

4.	Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Van Kampen Active International Allocation
	12/31/2005		76,960,180	$1.15	to	$1.64	116,547,055	3.43%	1.25%	to	2.30%	12.39%	to	11.06%
	12/31/2004		67,256,607	1.02	to	1.48	92,081,324	2.26	1.25	to	2.30	14.61	to	47.78
	12/31/2003		62,427,497	0.89	to	1.31	77,068,874	1.01	1.25	to	2.30	31.17	to	30.66
	12/31/2002		64,358,313	0.68	to	0.82	61,044,131	0.19	1.25	to	2.05	(18.00)	to	(18.00)
	12/31/2001		62,193,754	0.83	to	1.22	75,633,737	0.00	1.25	to	1.55	(16.97)	to	(24.14)
Van Kampen Large Cap Core
	12/31/2005		60,662,087	1.15	to	1.34	137,724,034	1.36	1.25	to	2.30	8.07	to	6.68
	12/31/2004		69,970,275	1.06	to	1.26	152,254,518	1.66	1.25	to	2.30	11.36	to	25.91
	12/31/2003		82,983,758	0.95	to	1.14	163,593,242	1.88	1.25	to	2.30	19.59	to	14.47
	12/31/2002		107,808,914	0.80	to	0.87	167,655,244	2.19	1.25	to	2.05	(17.41)	to	(13.03)
	12/31/2001		85,210,147	0.96	to	2.67	207,842,177	2.03	1.25	to	1.55	(3.52)	to	(8.49)
Transamerica Money Market
	12/31/2005		85,527,447	1.02	to	0.98	99,012,522	2.87	1.25	to	2.30	0.86	to	0.33
	12/31/2004		91,291,995	1.00	to	0.97	105,750,182	1.01	1.25	to	2.30	(0.75)	to	(2.69)
	12/31/2003	(1)	112,465,480	1.01	to	0.99	132,959,875	0.55	1.25	to	2.30	(0.50)	to	(1.19)
Van Kampen Mid-Cap Growth
	12/31/2005		45,648,045	0.76	to	1.30	36,695,160	0.09	1.25	to	2.30	6.23	to	4.91
	12/31/2004		52,933,826	0.71	to	1.24	39,903,666	0.00	1.25	to	2.30	5.82	to	23.68
	12/31/2003		59,167,969	0.68	to	1.18	42,083,725	0.00	1.25	to	2.30	26.57	to	18.35
	12/31/2002		49,065,717	0.53	to	0.72	27,232,336	0.12	1.25	to	2.05	(33.89)	to	(27.96)
	12/31/2001	(1)	5,226,682	0.81	to	0.81	4,211,308	0.05	1.25	to	1.55	(19.31)	to	(19.47)
AIM V.I. Basic Value
	12/31/2005		49,398,129	1.14	to	1.43	55,795,082	0.00	1.25	to	2.30	4.13	to	3.06
	12/31/2004		64,311,901	1.09	to	1.39	69,901,889	0.00	1.25	to	2.30	9.47	to	8.34
	12/31/2003		58,307,834	1.00	to	1.28	58,032,037	0.00	1.25	to	2.30	31.65	to	28.38
	12/31/2002	(1)	32,699,290	0.76	to	0.76	24,780,890	0.00	1.25	to	2.05	(24.09)	to	(24.49)
AIM V.I. Capital Appreciation
	12/31/2005		8,967,222	1.14	to	1.34	10,158,970	0.00	1.25	to	2.30	7.24	to	6.14
	12/31/2004		10,005,206	1.06	to	1.27	10,586,703	0.00	1.25	to	2.30	5.02	to	3.94
	12/31/2003		10,820,979	1.01	to	1.22	10,927,163	0.00	1.25	to	2.30	27.59	to	21.88
	12/31/2002	(1)	4,936,356	0.79	to	0.79	3,915,423	0.00	1.25	to	2.05	(20.57)	to	(20.98)
AllianceBernstein Growth & Income
	12/31/2005		69,878,092	1.05	to	1.36	74,076,204	1.30	1.25	to	2.30	3.31	to	2.25
	12/31/2004		76,929,797	1.02	to	1.33	78,942,299	0.74	1.25	to	2.30	9.84	to	8.71
	12/31/2003		88,836,854	0.93	to	1.22	83,151,445	0.84	1.25	to	2.30	30.55	to	22.33
	12/31/2002		70,086,633	0.71	to	0.78	50,207,336	0.51	1.25	to	2.05	(23.23)	to	(21.53)
	12/31/2001	(1)	14,384,813	0.93	to	0.93	13,314,922	0.02	1.25	to	1.55	(7.31)	to	(7.49)
AllianceBernstein Large Cap Growth
	12/31/2005		32,146,149	0.86	to	1.36	28,571,481	0.00	1.25	to	2.30	13.43	to	12.27
	12/31/2004		33,623,288	0.76	to	1.21	26,414,041	0.00	1.25	to	2.30	7.00	to	5.90
	12/31/2003		37,920,933	0.71	to	1.14	27,839,788	0.00	1.25	to	2.30	21.84	to	14.36
	12/31/2002		30,473,027	0.58	to	0.78	18,229,620	0.00	1.25	to	2.05	(31.70)	to	(22.05)
	12/31/2001	(1)	6,606,658	0.86	to	0.86	5,648,894	0.00	1.25	to	1.55	(14.38)	to	(14.55)

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2005

4.	Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Janus Aspen - Mid Cap Growth
	12/31/2005		23,858,778	$0.96	to	$1.61	18,988,904	0.00%	1.25%	to	2.30%	10.65%	to	9.52%
	12/31/2004		23,764,986	0.87	to	1.47	17,369,687	0.00	1.25	to	2.30	18.99	to	17.76
	12/31/2003		32,946,671	0.73	to	1.25	20,540,897	0.00	1.25	to	2.30	33.10	to	24.97
	12/31/2002		16,988,777	0.55	to	0.79	7,669,307	0.00	1.25	to	2.05	(29.01)	to	(20.65)
	12/31/2001		7,750,839	0.77	to	0.77	4,183,315	0.00	1.25	to	1.55	(22.98)	to	(40.52)
Janus Aspen - Mid Cap Value
	12/31/2005		3,029,448	1.21	to	1.19	3,631,349	0.64	1.25	to	1.55	8.65	to	8.33
	12/31/2004		3,336,716	1.11	to	1.10	3,685,612	3.18	1.25	to	1.55	16.34	to	16.00
	12/31/2003	(1)	3,604,191	0.96	to	0.94	3,426,676	0.12	1.25	to	1.55	39.47	to	39.06
Janus Aspen - Worldwide Growth
	12/31/2005		41,238,500	0.81	to	1.30	31,495,652	1.20	1.25	to	2.30	4.27	to	3.20
	12/31/2004		45,962,222	0.77	to	1.26	33,919,285	0.90	1.25	to	2.30	3.23	to	2.17
	12/31/2003		50,839,957	0.75	to	1.23	36,413,229	0.88	1.25	to	2.30	22.15	to	23.35
	12/31/2002		43,745,026	0.61	to	0.78	25,794,581	0.80	1.25	to	2.05	(26.63)	to	(22.27)
	12/31/2001		11,349,020	0.84	to	0.84	8,462,307	0.31	1.25	to	1.55	(16.29)	to	(23.81)
MFS New Discovery
	12/31/2005		26,612,872	1.07	to	1.35	28,295,647	0.00	1.25	to	2.30	3.74	to	2.68
	12/31/2004		30,826,847	1.03	to	1.31	31,678,907	0.00	1.25	to	2.30	4.89	to	3.82
	12/31/2003		28,706,577	0.99	to	1.27	28,185,440	0.00	1.25	to	2.30	31.79	to	26.66
	12/31/2002	(1)	14,204,971	0.75	to	0.74	10,608,713	0.00	1.25	to	2.05	(25.19)	to	(25.58)
MFS Total Return
	12/31/2005		69,364,725	1.17	to	1.22	80,364,262	1.83	1.25	to	2.30	1.33	to	0.30
	12/31/2004		66,222,916	1.15	to	1.21	75,904,495	1.49	1.25	to	2.30	9.65	to	8.52
	12/31/2003		62,629,329	1.05	to	1.12	65,636,130	1.61	1.25	to	2.30	14.57	to	11.84
	12/31/2002	(1)	29,259,435	0.92	to	0.91	26,839,157	0.00	1.25	to	2.05	(8.10)	to	(8.59)
Fidelity - VIP Contrafund®
	12/31/2005		151,607,305	1.40	to	1.58	193,975,998	0.12	1.25	to	2.30	15.21	to	14.03
	12/31/2004		131,882,791	1.22	to	1.39	146,460,542	0.20	1.25	to	2.30	13.73	to	12.56
	12/31/2003		120,855,820	1.07	to	1.23	117,954,635	0.25	1.25	to	2.30	26.61	to	23.28
	12/31/2002		71,509,817	0.85	to	0.86	56,346,614	0.31	1.25	to	2.05	(10.72)	to	(14.04)
	12/31/2001		11,497,083	0.95	to	0.95	9,889,052	0.36	1.25	to	1.55	(5.28)	to	(13.81)
Fidelity - VIP Equity-Income
	12/31/2005		60,278,313	1.13	to	1.40	70,720,435	1.47	1.25	to	2.30	4.27	to	3.20
	12/31/2004		66,817,479	1.08	to	1.36	75,272,399	1.46	1.25	to	2.30	9.86	to	8.73
	12/31/2003		69,950,797	0.99	to	1.25	71,876,794	1.38	1.25	to	2.30	28.42	to	25.15
	12/31/2002		48,713,336	0.77	to	0.82	38,609,834	0.79	1.25	to	2.05	(18.18)	to	(18.47)
	12/31/2001		9,325,241	0.94	to	0.94	9,144,663	0.51	1.25	to	1.55	(6.23)	to	(6.68)
Fidelity - VIP Growth
	12/31/2005		37,369,564	0.83	to	1.29	32,359,600	0.29	1.25	to	2.30	4.20	to	3.14
	12/31/2004		43,936,457	0.80	to	1.25	36,333,695	0.12	1.25	to	2.30	1.85	to	0.80
	12/31/2003		43,427,987	0.78	to	1.24	35,359,074	0.09	1.25	to	2.30	30.91	to	23.85
	12/31/2002		30,268,342	0.60	to	0.74	18,741,932	0.05	1.25	to	2.05	(31.16)	to	(25.88)
	12/31/2001	(1)	2,746,693	0.87	to	0.87	2,383,047	0.00	1.25	to	1.55	(13.13)	to	(13.30)

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2005

4.	Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Fidelity - VIP Growth Opportunities
	12/31/2005		3,619,305	$1.02	to	$0.79	3,593,879	0.68%	1.25%	to	1.55%	7.34%	to	7.02%
	12/31/2004		4,021,596	0.95	to	0.73	3,713,031	0.35	1.25	to	1.55	5.57	to	5.25
	12/31/2003		4,650,032	0.90	to	0.70	4,019,910	0.48	1.25	to	1.55	27.81	to	27.43
	12/31/2002		5,012,836	0.70	to	0.55	3,388,621	0.54	1.25	to	1.55	(22.97)	to	(23.20)
	12/31/2001		2,297,588	0.91	to	0.91	1,923,198	0.12	1.25	to	1.55	(8.66)	to	(15.95)
Fidelity - VIP Mid Cap
	12/31/2005		169,575,106	1.79	to	1.95	300,948,413	0.00	1.25	to	2.30	16.56	to	15.37
	12/31/2004		166,189,363	1.54	to	1.69	253,842,924	0.00	1.25	to	2.30	23.11	to	21.85
	12/31/2003		162,311,909	1.25	to	1.39	202,064,275	0.22	1.25	to	2.30	36.55	to	38.55
	12/31/2002		113,493,382	0.91	to	0.85	103,698,664	0.35	1.25	to	2.05	(11.14)	to	(14.61)
	12/31/2001		18,267,197	1.03	to	1.03	19,082,668	0.00	1.25	to	1.55	2.92	to	(5.00)
Fidelity - VIP Value Strategies
	12/31/2005		64,929,430	1.32	to	1.64	85,280,464	0.00	1.25	to	2.30	1.17	to	0.13
	12/31/2004		73,188,696	1.31	to	1.64	95,230,792	0.00	1.25	to	2.30	12.43	to	11.27
	12/31/2003		67,274,718	1.16	to	1.47	78,043,346	0.00	1.25	to	2.30	55.42	to	47.04
	12/31/2002	(1)	27,360,554	0.75	to	0.75	20,469,197	0.00	1.25	to	2.05	(25.06)	to	(25.45)
STI Classic Capital Appreciation
	12/31/2005		92,087	1.18	to	1.15	108,014	0.14	1.30	to	2.30	(2.17)	to	(3.12)
	12/31/2004		89,262	1.21	to	1.19	107,366	0.34	1.30	to	2.30	20.87	to	18.90
	12/31/2003	(1)	13,549	1.15	to	1.14	15,511	0.00	1.30	to	2.30	14.70	to	13.95
STI Classic Large Cap Relative Value
	12/31/2005		63,552	1.50	to	1.46	94,331	0.97	1.30	to	2.30	7.63	to	6.58
	12/31/2004		29,605	1.39	to	1.37	40,867	1.29	1.30	to	2.30	39.30	to	37.03
	12/31/2003	(1)	0	1.23	to	1.23	0	0.47	1.30	to	2.30	23.46	to	22.65
STI Classic International Equity
	12/31/2005		37,427	1.76	to	1.72	65,626	2.88	1.30	to	2.30	11.51	to	10.43
	12/31/2004		21,737	1.58	to	1.56	34,288	2.51	1.30	to	2.30	58.10	to	55.52
	12/31/2003	(1)	0	1.34	to	1.33	0	0.91	1.30	to	2.30	34.20	to	33.32
STI Classic Investment Grade Bond
	12/31/2005		136,350	1.04	to	1.01	140,076	4.13	1.30	to	2.30	0.88	to	(0.10)
	12/31/2004		50,586	1.03	to	1.01	51,833	3.49	1.30	to	2.30	2.92	to	1.25
	12/31/2003	(1)	0	1.00	to	0.99	0	5.17	1.30	to	2.30	0.10	to	(0.55)
STI Classic Mid-Cap Equity
	12/31/2005		38,764	1.67	to	1.63	64,212	0.45	1.30	to	2.30	12.86	to	11.76
	12/31/2004		43,200	1.48	to	1.46	63,592	0.83	1.30	to	2.30	47.94	to	45.53
	12/31/2003	(1)	0	1.28	to	1.27	0	0.22	1.30	to	2.30	28.29	to	27.45
STI Classic Small Cap Value Equity
	12/31/2005		312,041	1.86	to	1.81	577,418	0.47	1.30	to	2.30	10.47	to	9.39
	12/31/2004		261,142	1.68	to	1.66	438,534	0.31	1.30	to	2.30	68.24	to	65.50
	12/31/2003	(1)	0	1.37	to	1.36	0	0.44	1.30	to	2.30	37.24	to	36.34
STI Classic Large Cap Value Equity
	12/31/2005		167,239	1.42	to	1.39	234,907	1.63	1.30	to	2.30	2.42	to	1.42
	12/31/2004		168,314	1.39	to	1.37	231,891	1.95	1.30	to	2.30	38.84	to	36.58
	12/31/2003	(1)	0	1.22	to	1.21	0	0.94	1.30	to	2.30	21.99	to	21.20

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2005

4.	Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
MTB Large-Cap Growth Fund II
	12/31/2005		33,421	$1.03	to	$1.01	34,344	0.42%	1.30%	to	2.30%	2.76%	to	1.10%
	12/31/2004	(1)	20,997	1.02	to	1.01	21,425	0.74	1.30	to	2.30	2.04	to	1.37
MTB Large-Cap Value Fund II
	12/31/2005		16,393	1.19	to	1.17	19,496	0.87	1.30	to	2.30	18.92	to	17.00
	12/31/2004	(1)	0	1.09	to	1.09	0	0.00	1.30	to	2.30	9.23	to	8.52
MTB Managed Allocation-Aggressive Growth Fund II
	12/31/2005	(1)	5,000	1.07	to	1.07	5,363	0.65	1.30	to	2.30	7.26	to	6.56
MTB Managed Allocation-Moderate Growth Fund II
	12/31/2005		1,548,498	1.08	to	1.06	1,666,970	1.60	1.30	to	2.30	7.76	to	6.15
	12/31/2004	(1)	1,227,484	1.05	to	1.04	1,287,876	1.54	1.30	to	2.30	4.97	to	4.41
MTB Managed Allocation-Conservative Growth Fund II
	12/31/2005	(1)	5,000	1.02	to	1.02	5,118	1.86	1.30	to	2.30	2.36	to	1.70

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Series Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Series Fund in which the subaccounts invest. These ratios are annualized for periods less than one year.

**	These ratios represent the annualized contract expenses of the Mutual Fund Account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Series Fund are excluded. These charges range from .25% to .85% of the average contract owner's account value depending on the options selected. Refer to the product's prospectus for specific details. Expense ratios for periods of less than one year have been annualized.

***	The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. These amounts represent the total return for the period indicated, including changes in the value of the underlying Series Fund, and reflect deductions for all items included in the expense ratio. Total returns reflect a full twelve month period except for those subaccounts indicated in the Organization and Summary of Significant Accounting Policies footnote and new expense ratios as follows:

Expense Ratio	Inception Date
2.30%	May 1, 2003
2.05%	May 1, 2002

There are subaccounts that have total return ranges outside of the range indicated above. Following is the list of the subaccounts and their corresponding lowest total return and highest total return.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2005

4.	Financial Highlights (continued)

Subaccount	2003 Total Return Range
Janus Aspen-Worldwide Growth	21.20% to 23.59%
Fidelity-VIP Mid Cap	35.48% to 38.82%

Subaccount	2002 Total Return Range
Alger Aggressive Growth	(35.40)% to (28.10)%
American Century Income & Growth	(20.62)% to (17.65)%
American Century International	(23.21)% to (20.83)%
Capital Guardian Global	(20.75)% to (19.14)%
Capital Guardian U.S. Equity	(24.96)% to (20.79)%
Dreyfus Small Cap Value	(40.39)% to (37.52)%
Great Companies-America SM	(21.90)% to (15.52)%
Templeton Great Companies-Global	(22.71)% to (17.42)%
Great Companies-Technology SM	(39.07)% to (28.57)%
Jennison Growth	(31.80)% to (24.66)%
J. P. Morgan Enhanced Index	(25.74)% to (19.72)%
PBHG Mid Cap Growth	(29.49)% to (25.38)%
Salomon All Cap	(25.86)% to (23.13)%
Transamerica Equity	(23.43)% to (15.71)%
T. Rowe Price Growth Stock	(23.99)% to (18.26)%
T. Rowe Price Small Cap	(28.46)% to (25.60)%
Van Kampen Active International Allocation	(18.24)% to (17.60)%
Van Kampen Emerging Growth	(34.08)% to (27.60)%
AllianceBernstein Growth & Income	(23.45)% to (21.14)%
AllianceBernstein Premier Growth	(31.90)% to (21.66)%
Janus Aspen - Mid Cap Growth	(29.22)% to (20.26)%
Janus Aspen - Worldwide Growth	(26.84)% to (21.89)%
Fidelity - VIP Equity Income	(18.47)% to (18.07)%
Fidelity - VIP Growth	(31.36)% to (25.51)%

Subaccount	2001 Total Return Range
Capital Guardian Global	(12.63)% to (11.61)%
Capital Guardian U. S. Equity	(5.65)% to (4.73)%
Capital Guardian Value	2.15% to 5.16%
Dreyfus Small Cap Value	(2.27)% to 27.00%
MFS High Yield	(2.11)% to 2.34%
PBHG/NWQ Value Select	(5.67)% to (3.17)%
Salomon All Cap	(5.54)% to .67%
Transamerica U.S. Government Securities	1.49% to 3.64%
T. Rowe Price Equity Income	(1.27)% to .75%

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2005

5.	Administrative, Mortality, and Expense Risk Charge

Administrative charges include an annual charge of the lesser of 2% of the policy value or $35 per contract, which will commence on the first policy anniversary of each contract owner’s account. For policies issued on or after May 1, 1995, this charge is waived if the sum of the premium payments less the sum of all partial withdrawals equals or exceeds $50,000 on the policy anniversary. Charges for administrative fees to the variable annuity contracts are an expense of the Mutual Fund Account. Transamerica Life also deducts a daily charge equal to an annual rate .15% of the contract owner’s account for administrative expenses. For certain policies sold on or after May 1, 1997 during the first seven policy years, Transamerica Life deducts a daily distribution finance charge equal to an effective rate of .15% of the contract owner’s account.

An annual charge is deducted from the unit values of the subaccounts of the Mutual Fund Account for Transamerica Life’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the account and ranges from 1.10% to 2.15%, depending on the death benefit selected. Contract owners should see their actual policy and any related attachments to determine their specific charges.

Prior to May 1, 2001, Transamerica Life offered a 5% Annually Compounding Death Benefit and a Double Enhanced Death Benefit with a charge equal to an annual effective rate of 1.25% of the value of the contract owner’s individual account. They also offered a Return of Premium Death Benefit with a corresponding charge equal to an annual effective rate of 1.10% of the value of the contract owner’s individual account. These options are no longer available subsequent to May 1, 2001.

6.	Income Taxes

Operations of the Mutual Fund Account form a part of Transamerica Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Mutual Fund Account are accounted for separately from other operations of Transamerica Life for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from Transamerica Life. Under existing federal income tax laws, the income of the Mutual Fund Account is not taxable to Transamerica Life, as long as earnings are credited under the variable annuity contracts.

7.	Dividend Distributions

Dividends are not declared by the Mutual Fund Account, since the increase in the value of the underlying investment in the Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Mutual Fund Account. Consequently, a dividend distribution by the underlying Funds does not change either the accumulation unit price or equity values within the Mutual Fund Account.

FINANCIAL STATEMENTS

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Year Ended December 31, 2005

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Financial Statements

Year Ended December 31, 2005

Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners

of Transamerica Landmark ML Variable Annuity,

Transamerica Life Insurance Company

We have audited the accompanying statements of assets and liabilities of certain subaccounts of Transamerica Life Insurance Company Separate Account VA B (comprised of the Asset Allocation – Growth, Asset Allocation – Conservative, Asset Allocation – Moderate, Asset Allocation – Moderate Growth, American Century Large Company Value, American Century International, Capital Guardian Global, Capital Guardian U.S. Equity, Capital Guardian Value, Clarion Global Real Estate Securities, Transamerica Small/Mid Cap Value, Great Companies – AmericaSM, Great Companies – TechnologySM, Transamerica Balanced (A/T), Templeton Great Companies – Global, Janus Growth (A/T), Jennison Growth, J.P. Morgan Enhanced Index, Marsico Growth, MFS High Yield, Mercury Large Cap Value, PIMCO Total Return, Salomon All Cap, Transamerica Convertible Securities, Transamerica Equity, Transamerica Growth Opportunities, Transamerica U. S. Government Securities, Transamerica U.S. Government Securities – PAM Fund, T. Rowe Price Equity Income, T. Rowe Price Growth Stock, T. Rowe Price Small Cap, Van Kampen Active International Allocation, Van Kampen Large Cap Core, Transamerica Money Market, Van Kampen Mid–Cap Growth, AIM V.I. Basic Value, AIM V.I. Capital Appreciation, AllianceBernstien Growth & Income, AllianceBernstien Large Cap Growth, Janus Aspen – Mid Cap Growth, Janus Aspen – Mid Cap Value, Janus Aspen – Worldwide Growth, MFS New Discovery, MFS Total Return, Fidelity – VIP Contrafund®, Fidelity – VIP Equity-Income, Fidelity – VIP Growth, Fidelity – VIP Growth Opportunities, Fidelity – VIP Mid Cap, Fidelity – VIP Value Strategies, Mercury Basic Value V.I., Mercury High Current Income V.I., and Mercury Global Allocation V.I. subaccounts), which are available for investment by contract owners of the Transamerica Landmark ML Variable Annuity, as of December 31, 2005, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

1

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005 by correspondence with the mutual funds’ transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Transamerica Life Insurance Company Separate Account VA B, which are available for investment by contract owners of Transamerica Landmark ML Variable Annuity, at December 31, 2005, and the results of their operations and changes in their net assets for the periods indicated thereon, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Des Moines, Iowa

February 3, 2006

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Asset Allocation - Growth Subaccount	Asset Allocation - Conservative Subaccount	Asset Allocation - Moderate Subaccount	Asset Allocation - Moderate Growth Subaccount
Assets
Investment in securities:
Number of shares - Initial	3,814,175.396	2,032,269.610	7,582,423.679	8,157,539.623

Cost	$40,611,627	$21,245,907	$75,908,417	$83,877,819

Number of shares - Service	222,173.506	260,894.015	776,001.023	1,314,589.713

Cost	$2,468,886	$3,023,796	$9,176,556	$15,647,807

Investments in mutual funds, at net asset value	$51,813,389	$26,205,643	$102,276,078	$121,177,526
Receivable for units sold	29	8	38	—

Total assets	51,813,418	26,205,651	102,276,116	121,177,526

Liabilities
Payable for units redeemed	—	—	—	253

	$51,813,418	$26,205,651	$102,276,116	$121,177,273

Net Assets:
Deferred annuity contracts terminable by owners	$51,813,418	$26,205,651	$102,276,116	$121,177,273

Total net assets	$51,813,418	$26,205,651	$102,276,116	$121,177,273

See accompanying notes.

2

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Asset Allocation - Growth Subaccount	Asset Allocation - Conservative Subaccount	Asset Allocation - Moderate Subaccount	Asset Allocation - Moderate Growth Subaccount
Accumulation units outstanding-Initial:
M&E - 1.25%	300,582	891,891	2,216,653	2,030,870

M&E - 1.30%	1,716,854	1,586,674	6,717,431	6,442,745

M&E - 1.40%	1,806,202	640,764	1,157,225	2,245,959

M&E - 1.50%	9,433,183	2,606,598	10,500,593	16,731,833

M&E - 1.55%	23,593,864	9,556,574	42,500,443	46,168,252

M&E - 1.80%	98,061	1,478,268	3,176,590	1,773,582

M&E - 2.05%	1,048,975	2,401,020	8,758,966	6,732,560

M&E - 2.00%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value-Initial:
M&E - 1.25%	$1.302034	$1.227011	$1.251752	$1.285492

M&E - 1.30%	$1.299672	$1.224786	$1.249478	$1.283146

M&E - 1.40%	$1.294993	$1.220383	$1.244946	$1.278529

M&E - 1.50%	$1.290319	$1.215924	$1.240469	$1.273905

M&E - 1.55%	$1.287977	$1.213762	$1.238214	$1.271629

M&E - 1.80%	$1.276402	$1.202844	$1.227090	$1.260212

M&E - 2.05%	$1.264999	$1.192085	$1.216120	$1.248898

M&E - 2.00%	—	—	—	—

M&E - 2.30%	—	—	—	—

See accompanying notes.

3

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Asset Allocation - Growth Subaccount	Asset Allocation - Conservative Subaccount	Asset Allocation - Moderate Subaccount	Asset Allocation - Moderate Growth Subaccount
Accumulation units outstanding-Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	329,339	1,677,886	4,927,624	6,357,298

M&E - 1.40%	—	—	—	—

M&E - 1.50%	951,310	159,369	1,443,243	2,769,398

M&E - 1.55%	—	—	—	—

M&E - 1.80%	81,934	84,984	301,867	387,990

M&E - 2.05%	—	—	—	—

M&E - 2.00%	482,247	380,435	255,227	2,012,641

M&E - 2.30%	—	—	—	—

Accumulation unit value-Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	$1.551604	$1.297758	$1.369719	$1.461149

M&E - 1.40%	—	—	—	—

M&E - 1.50%	$1.543443	$1.290949	$1.362531	$1.453499

M&E - 1.55%	—	—	—	—

M&E - 1.80%	$1.531359	$1.280824	$1.351853	$1.442088

M&E - 2.05%	—	—	—	—

M&E - 2.00%	$1.523349	$1.274130	$1.344798	$1.434575

M&E - 2.30%	$1.511459	$1.264181	$1.334304	$1.423364

See accompanying notes.

4

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	American Century Large Company Value Subaccount	American Century International Subaccount	Capital Guardian Global Subaccount	Capital Guardian U.S. Equity Subaccount
Assets
Investment in securities:
Number of shares - Initial	642,364.532	1,272,113.952	1,465,630.288	1,994,676.824

Cost	$5,501,384	$8,706,629	$15,052,723	$16,946,146

Number of shares - Service	30,389.110	13,910.625	12,368.570	17,170.326

Cost	$322,102	$115,817	$156,263	$182,459

Investments in mutual funds, at net asset value	$7,406,713	$11,252,019	$20,233,557	$22,773,938
Receivable for units sold	8	—	—	—

Total assets	7,406,721	11,252,019	20,233,557	22,773,938

Liabilities
Payable for units redeemed	—	3	11	22

	$7,406,721	$11,252,016	$20,233,546	$22,773,916

Net Assets:
Deferred annuity contracts terminable by owners	$7,406,721	$11,252,016	$20,233,546	$22,773,916

Total net assets	$7,406,721	$11,252,016	$20,233,546	$22,773,916

See accompanying notes.

5

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	American Century Large Company Value Subaccount	American Century International Subaccount	Capital Guardian Global Subaccount	Capital Guardian U.S. Equity Subaccount
Accumulation units outstanding-Initial:
M&E - 1.25%	594,088	1,063,768	653,325	954,866

M&E - 1.30%	279,935	473,431	973,075	1,203,196

M&E - 1.40%	232,220	398,254	1,459,935	1,718,707

M&E - 1.50%	2,723,036	3,492,442	3,312,362	4,793,826

M&E - 1.55%	2,414,396	5,293,966	7,775,581	12,325,337

M&E - 1.80%	10,330	52,907	68,015	72,772

M&E - 2.05%	188,962	287,060	813,565	1,110,844

M&E - 2.00%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value-Initial:
M&E - 1.25%	$1.101883	$1.000666	$1.126627	$1.091494

M&E - 1.30%	$1.210492	$1.231481	$1.307639	$1.213677

M&E - 1.40%	$1.094261	$0.993791	$1.448193	$0.971090

M&E - 1.50%	$1.089252	$0.989186	$1.113756	$1.078999

M&E - 1.55%	$1.086762	$0.986968	$1.431376	$0.960354

M&E - 1.80%	$1.188816	$1.209466	$1.284226	$1.191963

M&E - 2.05%	$1.178165	$1.198628	$1.272709	$1.181286

M&E - 2.00%	—	—	—	—

M&E - 2.30%	—	—	—	—

See accompanying notes.

6

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	American Century Large Company Value Subaccount	American Century International Subaccount	Capital Guardian Global Subaccount	Capital Guardian U.S. Equity Subaccount
Accumulation units outstanding-Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	235,782	11,389	53,617	76,586

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	65,875	34,184	39,614

M&E - 1.55%	—	—	—	—

M&E - 1.80%	—	—	19,433	19,423

M&E - 2.05%	—	—	—	—

M&E - 2.00%	—	—	2,018	2,022

M&E - 2.30%	—	—	—	—

Accumulation unit value-Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	$1.417763	$1.573346	$1.554244	$1.415922

M&E - 1.40%	—	—	—	—

M&E - 1.50%	$1.410333	$1.565082	$1.546069	$1.408489

M&E - 1.55%	—	—	—	—

M&E - 1.80%	$1.399290	$1.552796	$1.533955	$1.397454

M&E - 2.05%	—	—	—	—

M&E - 2.00%	$1.391980	$1.544702	$1.525977	$1.390158

M&E - 2.30%	$1.381110	$1.532659	$1.514051	$1.379317

See accompanying notes.

7

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Capital Guardian Value Subaccount	Clarion Global Real Estate Securities Subaccount	Transamerica Small/Mid Cap Value Subaccount	Great Companies - AmericaSM Subaccount
Assets
Investment in securities:
Number of shares - Initial	1,933,980.845	391,723.242	3,167,477.919	295,813.673

Cost	$29,979,679	$6,416,878	$36,550,887	$2,493,063

Number of shares - Service	10,857.326	1,821.490	—	0.001

Cost	$218,196	$35,116	$—	$—

Investments in mutual funds, at net asset value	$40,006,298	$7,781,089	$58,059,870	$3,011,383
Receivable for units sold	—	—	—	5

Total assets	40,006,298	7,781,089	58,059,870	3,011,388

Liabilities
Payable for units redeemed	140	3	5	—

	$40,006,158	$7,781,086	$58,059,865	$3,011,388

Net Assets:
Deferred annuity contracts terminable by owners	$40,006,158	$7,781,086	$58,059,865	$3,011,388

Total net assets	$40,006,158	$7,781,086	$58,059,865	$3,011,388

See accompanying notes.

8

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Capital Guardian Value Subaccount	Clarion Global Real Estate Securities Subaccount	Transamerica Small/Mid Cap Value Subaccount	Great Companies - AmericaSM Subaccount
Accumulation units outstanding-Initial:
M&E - 1.25%	1,821,771	76,194	2,802,571	136,590

M&E - 1.30%	1,314,987	493,158	165,774	202,792

M&E - 1.40%	2,050,335	210,464	2,558,326	151,293

M&E - 1.50%	8,402,524	725,835	13,678,653	1,217,603

M&E - 1.55%	5,661,705	2,528,131	5,056,826	1,326,845

M&E - 1.80%	364,414	43,714	—	—

M&E - 2.05%	1,592,581	183,273	33,186	53,602

M&E - 2.00%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value-Initial:
M&E - 1.25%	$1.306178	$1.835653	$1.421656	$0.978323

M&E - 1.30%	$1.269220	$1.832327	$1.515446	$1.070633

M&E - 1.40%	$2.939572	$1.825716	$4.575107	$0.971564

M&E - 1.50%	$1.291202	$1.819127	$1.405416	$0.967111

M&E - 1.55%	$2.902870	$1.815856	$4.517970	$0.964876

M&E - 1.80%	$1.246499	$1.799524	$1.488323	$1.051469

M&E - 2.05%	$1.235341	$1.783433	$1.475004	$1.042036

M&E - 2.00%	—	—	—	—

M&E - 2.30%	—	—	—	—

See accompanying notes.

9

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Capital Guardian Value Subaccount	Clarion Global Real Estate Securities Subaccount	Transamerica Small/Mid Cap Value Subaccount	Great Companies - AmericaSM Subaccount
Accumulation units outstanding-Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	70,299	13,805	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	35,887	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	37,697	6,067	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value-Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	$1.566401	$1.855246	—	$1.195415

M&E - 1.40%	—	—	—	—

M&E - 1.50%	$1.558191	$1.845522	—	$1.189140

M&E - 1.55%	—	—	—	—

M&E - 1.80%	$1.545974	$1.831065	—	$1.179824

M&E - 2.05%	—	—	—	—

M&E - 2.00%	$1.537894	$1.821483	—	$1.173644

M&E - 2.30%	$1.525905	$1.807285	—	$1.164498

See accompanying notes.

10

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Great Companies - TechnologySM Subaccount	Transamerica Balanced Subaccount	Templeton Great Companies - Global Subaccount	Janus Growth Subaccount
Assets
Investment in securities:
Number of shares - Initial	570,510.457	139,736.872	188,805.994	922,303.980

Cost	$2,150,735	$1,396,619	$3,190,812	$23,169,233

Number of shares - Service	0.062	4,164.748	2,432.791	1,209.606

Cost	$—	$43,923	$42,839	$44,183

Investments in mutual funds, at net asset value	$2,487,426	$1,673,534	$3,597,032	$35,425,679
Receivable for units sold	—	—	—	194

Total assets	2,487,426	1,673,534	3,597,032	35,425,873

Liabilities
Payable for units redeemed	2	3	11	—

	$2,487,424	$1,673,531	$3,597,021	$35,425,873

Net Assets:
Deferred annuity contracts terminable by owners	$2,487,424	$1,673,531	$3,597,021	$35,425,873

Total net assets	$2,487,424	$1,673,531	$3,597,021	$35,425,873

See accompanying notes.

11

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Great Companies - TechnologySM Subaccount	Transamerica Balanced Subaccount	Templeton Great Companies - Global Subaccount	Janus Growth Subaccount
Accumulation units outstanding-Initial:
M&E - 1.25%	85,907	38,851	174,435	885,250

M&E - 1.30%	110,389	83,068	42,496	59,546

M&E - 1.40%	26,741	21,211	544,767	296,219

M&E - 1.50%	906,047	117,247	711,548	1,940,670

M&E - 1.55%	1,846,556	748,675	3,740,430	921,713

M&E - 1.80%	12,731	—	—	62,188

M&E - 2.05%	177,821	320,776	47,008	207,555

M&E - 2.00%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value-Initial:
M&E - 1.25%	$0.759472	$1.239342	$1.026448	$0.868551

M&E - 1.30%	$1.144051	$1.237092	$1.184338	$1.284505

M&E - 1.40%	$0.754243	$1.232622	$0.598455	$26.964284

M&E - 1.50%	$0.750778	$1.228162	$1.014684	$0.858611

M&E - 1.55%	$0.749053	$1.225959	$0.593475	$26.627425

M&E - 1.80%	$1.123594	$1.214951	$1.163160	$1.261522

M&E - 2.05%	$1.113521	$1.204080	$1.152735	$1.250226

M&E - 2.00%	—	—	—	—

M&E - 2.30%	—	—	—	—

See accompanying notes.

12

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Great Companies - TechnologySM Subaccount	Transamerica Balanced Subaccount	Templeton Great Companies - Global Subaccount	Janus Growth Subaccount
Accumulation units outstanding-Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	37,778	39,676	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	—	—	—	31,433

M&E - 2.05%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value-Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	$1.396058	$1.280899	$1.149052	$1.485858

M&E - 1.40%	—	—	—	—

M&E - 1.50%	$1.388739	$1.274168	$1.145276	$1.478069

M&E - 1.55%	—	—	—	—

M&E - 1.80%	$1.377844	$1.264158	$1.139655	$1.466480

M&E - 2.05%	—	—	—	—

M&E - 2.00%	$1.370655	$1.257570	$1.135930	$1.458821

M&E - 2.30%	$1.359961	$1.247750	$1.130371	$1.447446

See accompanying notes.

13

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Jennison Growth Subaccount	J.P. Morgan Enhanced Index Subaccount	Marsico Growth Subaccount	MFS High Yield Subaccount
Assets
Investment in securities:
Number of shares - Initial	501,979.140	1,891,046.403	1,097,730.313	1,548,752.403

Cost	$4,252,400	$24,973,829	$9,711,375	$14,339,584

Number of shares - Service	—	20,489.382	82,792.525	4,925.132

Cost	$—	$274,082	$758,779	$52,337

Investments in mutual funds, at net asset value	$4,291,922	$27,411,833	$12,201,638	$14,946,772
Receivable for units sold	8	—	8	—

Total assets	4,291,930	27,411,833	12,201,646	14,946,772

Liabilities
Payable for units redeemed	—	3	—	20

	$4,291,930	$27,411,830	$12,201,646	$14,946,752

Net Assets:
Deferred annuity contracts terminable by owners	$4,291,930	$27,411,830	$12,201,646	$14,946,752

Total net assets	$4,291,930	$27,411,830	$12,201,646	$14,946,752

See accompanying notes.

14

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Jennison Growth Subaccount	J.P. Morgan Enhanced Index Subaccount	Marsico Growth Subaccount	MFS High Yield Subaccount
Accumulation units outstanding-Initial:
M&E - 1.25%	193,613	959,650	793,861	958,814

M&E - 1.30%	116,718	481,879	508,576	683,545

M&E - 1.40%	1,911,021	2,997,231	1,044,850	594,717

M&E - 1.50%	500,969	3,704,341	3,947,850	2,170,836

M&E - 1.55%	1,820,727	11,871,053	6,012,549	7,190,213

M&E - 1.80%	54,866	16,986	—	86,295

M&E - 2.05%	75,542	297,827	189,108	531,785

M&E - 2.00%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value-Initial:
M&E - 1.25%	$0.919997	$0.955422	$0.959028	$1.253150

M&E - 1.30%	$1.159008	$1.143780	$1.418087	$1.252826

M&E - 1.40%	$0.910023	$1.480999	$0.836629	$1.219659

M&E - 1.50%	$0.909482	$0.944481	$0.948046	$1.238819

M&E - 1.55%	$0.898633	$1.462496	$0.829621	$1.206061

M&E - 1.80%	$1.138277	$1.123296	$1.399607	$1.230410

M&E - 2.05%	$1.128060	$1.113224	$1.390499	$1.219367

M&E - 2.00%	—	—	—	—

M&E - 2.30%	—	—	—	—

See accompanying notes.

15

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Jennison Growth Subaccount	J.P. Morgan Enhanced Index Subaccount	Marsico Growth Subaccount	MFS High Yield Subaccount
Accumulation units outstanding-Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	217,024	598,783	34,620

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	5,398	5,993

M&E - 1.55%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value-Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	$1.451445	$1.355718	$1.408780	$1.177206

M&E - 1.40%	—	—	—	—

M&E - 1.50%	$1.443829	$1.348625	$1.401400	$1.171024

M&E - 1.55%	—	—	—	—

M&E - 1.80%	$1.432514	$1.338044	$1.390417	$1.161857

M&E - 2.05%	—	—	—	—

M&E - 2.00%	$1.425030	$1.331059	$1.383158	$1.155773

M&E - 2.30%	$1.413934	$1.320678	$1.372359	$1.146748

See accompanying notes.

16

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Mercury Large Cap Value Subaccount	PIMCO Total Return Subaccount	Salomon All Cap Subaccount	Transamerica Convertible Securities Subaccount
Assets
Investment in securities:
Number of shares - Initial	729,384.989	3,171,903.365	1,550,534.638	391,170.841

Cost	$10,752,852	$34,207,588	$17,093,479	$4,313,614

Number of shares - Service	11,398.992	26,782.149	35,111.697	3,457.764

Cost	$207,871	$298,764	$477,966	$39,799

Investments in mutual funds, at net asset value	$13,868,502	$34,898,195	$23,323,805	$4,419,736
Receivable for units sold	8	—	—	—

Total assets	13,868,510	34,898,195	23,323,805	4,419,736

Liabilities
Payable for units redeemed	—	17	56	3

	$13,868,510	$34,898,178	$23,323,749	$4,419,733

Net Assets:
Deferred annuity contracts terminable by owners	$13,868,510	$34,898,178	$23,323,749	$4,419,733

Total net assets	$13,868,510	$34,898,178	$23,323,749	$4,419,733

See accompanying notes.

17

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Mercury Large Cap Value Subaccount	PIMCO Total Return Subaccount	Salomon All Cap Subaccount	Transamerica Convertible Securities Subaccount
Accumulation units outstanding-Initial:
M&E - 1.25%	645,520	1,131,601	1,106,430	52,551

M&E - 1.30%	420,663	3,517,784	952,348	487,125

M&E - 1.40%	546,559	1,182,789	619,925	281,001

M&E - 1.50%	2,243,028	5,070,725	8,471,338	478,818

M&E - 1.55%	5,357,306	16,976,775	8,960,886	1,713,181

M&E - 1.80%	2,914	334,698	41,452	14,140

M&E - 2.05%	196,732	2,508,711	916,042	393,733

M&E - 2.00%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value-Initial:
M&E - 1.25%	$1.373411	$1.138214	$1.040511	$1.294720

M&E - 1.30%	$1.387034	$1.136148	$1.135338	$1.292368

M&E - 1.40%	$1.513729	$1.132042	$1.136546	$1.287698

M&E - 1.50%	$1.357712	$1.127971	$1.028611	$1.283056

M&E - 1.55%	$1.501085	$1.125921	$1.127017	$1.280730

M&E - 1.80%	$1.362205	$1.115824	$1.115022	$1.269236

M&E - 2.05%	$1.349983	$1.105810	$1.105017	$1.257866

M&E - 2.00%	—	—	—	—

M&E - 2.30%	—	—	—	—

See accompanying notes.

18

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Mercury Large Cap Value Subaccount	PIMCO Total Return Subaccount	Salomon All Cap Subaccount	Transamerica Convertible Securities Subaccount
Accumulation units outstanding-Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	67,967	217,093	366,245	22,150

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	11,995	—	3,554

M&E - 1.55%	—	—	—	—

M&E - 1.80%	60,625	50,851	—	2,098

M&E - 2.05%	—	—	—	—

M&E - 2.00%	—	—	—	1,585

M&E - 2.30%	—	—	—	—

Accumulation unit value-Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	$1.677743	$1.048392	$1.407373	$1.317623

M&E - 1.40%	—	—	—	—

M&E - 1.50%	$1.668938	$1.042889	$1.399998	$1.310709

M&E - 1.55%	—	—	—	—

M&E - 1.80%	$1.655859	$1.034705	$1.389017	$1.300420

M&E - 2.05%	—	—	—	—

M&E - 2.00%	$1.647225	$1.029279	$1.381774	$1.293626

M&E - 2.30%	$1.634379	$1.021247	$1.370990	$1.283534

See accompanying notes.

19

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Transamerica Equity Subaccount	Transamerica Growth Opportunities Subaccount	Transamerica U.S. Government Securities Subaccount	Transamerica U.S. Government Securities-PAM Fund Subaccount
Assets
Investment in securities:
Number of shares - Initial	1,057,817.219	733,701.784	2,430,242.819	0.688

Cost	$18,324,794	$9,879,853	$29,505,232	$8

Number of shares - Service	4,116.474	3,092.512	6,596.659	—

Cost	$92,138	$46,511	$82,370	$—

Investments in mutual funds, at net asset value	$25,347,822	$11,559,993	$29,097,446	$8
Receivable for units sold	—	—	—	—

Total assets	25,347,822	11,559,993	29,097,446	8

Liabilities
Payable for units redeemed	19	6	8	8

	$25,347,803	$11,559,987	$29,097,438	$—

Net Assets:
Deferred annuity contracts terminable by owners	$25,347,803	$11,559,987	$29,097,438	$—

Total net assets	$25,347,803	$11,559,987	$29,097,438	$—

See accompanying notes.

20

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Transamerica Equity Subaccount	Transamerica Growth Opportunities Subaccount	Transamerica U.S. Government Securities Subaccount	Transamerica U.S. Government Securities-PAM Fund Subaccount
Accumulation units outstanding-Initial:
M&E - 1.25%	1,193,892	677,300	2,776,721	—

M&E - 1.30%	649,576	429,145	1,691,953	—

M&E - 1.40%	1,454,174	226,789	1,428,924	—

M&E - 1.50%	6,582,283	2,237,776	8,159,959	—

M&E - 1.55%	15,542,566	3,141,503	7,999,004	—

M&E - 1.80%	21,449	106,945	198,493	—

M&E - 2.05%	468,197	603,759	490,220	—

M&E - 2.00%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value-Initial:
M&E - 1.25%	$1.143396	$1.607904	$1.112738	$1.034732

M&E - 1.30%	$1.436101	$1.356483	$1.090697	$1.019980

M&E - 1.40%	$0.879044	$1.596837	$1.538696	$1.031447

M&E - 1.50%	$1.130303	$1.589487	$1.100013	$1.014639

M&E - 1.55%	$0.871749	$1.585850	$1.521960	$1.028154

M&E - 1.80%	$1.410366	$1.332215	$1.071159	$1.006674

M&E - 2.05%	$1.397725	$1.320280	$1.061562	—

M&E - 2.00%	—	—	—	$1.001405

M&E - 2.30%	—	—	—	—

See accompanying notes.

21

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Transamerica Equity Subaccount	Transamerica Growth Opportunities Subaccount	Transamerica U.S. Government Securities Subaccount	Transamerica U.S. Government Securities-PAM Fund Subaccount
Accumulation units outstanding-Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	41,686	—	74,529	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	4,264	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	20,092	29,611	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value-Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	$1.588512	$1.649588	$1.019980	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	$1.580157	$1.640955	$1.014639	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	$1.567795	$1.628076	$1.006674	—

M&E - 2.05%	—	—	—	—

M&E - 2.00%	$1.559602	$1.619573	$1.001405	—

M&E - 2.30%	$1.547439	$1.606943	$0.993588	—

See accompanying notes.

22

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	T. Rowe Price Equity Income Subaccount	T. Rowe Price Growth Stock Subaccount	T. Rowe Price Small Cap Subaccount	Van Kampen Active International Allocation Subaccount
Assets
Investment in securities:
Number of shares - Initial	2,981,714.626	2,239,788.790	1,755,847.250	2,053,994.404

Cost	$52,248,124	$43,885,077	$16,396,807	$21,610,038

Number of shares - Service	16,464.542	2,819.589	61,008.206	40,796.693

Cost	$342,156	$54,535	$681,752	$446,665

Investments in mutual funds, at net asset value	$60,324,517	$51,243,263	$20,125,878	$26,017,713
Receivable for units sold	5	—	1	—

Total assets	60,324,522	51,243,263	20,125,879	26,017,713

Liabilities
Payable for units redeemed	—	3	—	4

	$60,324,522	$51,243,260	$20,125,879	$26,017,709

Net Assets:
Deferred annuity contracts terminable by owners	$60,324,522	$51,243,260	$20,125,879	$26,017,709

Total net assets	$60,324,522	$51,243,260	$20,125,879	$26,017,709

See accompanying notes.

23

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	T. Rowe Price Equity Income Subaccount	T. Rowe Price Growth Stock Subaccount	T. Rowe Price Small Cap Subaccount	Van Kampen Active International Allocation Subaccount
Accumulation units outstanding-Initial:
M&E - 1.25%	2,484,754	2,809,414	902,885	1,378,413

M&E - 1.30%	1,838,223	1,220,628	884,834	533,354

M&E - 1.40%	2,901,224	2,122,404	746,804	2,369,865

M&E - 1.50%	13,530,161	12,016,485	5,327,660	4,449,508

M&E - 1.55%	10,050,626	8,646,217	10,690,214	8,086,358

M&E - 1.80%	51,485	123,857	60,394	14,320

M&E - 2.05%	687,515	1,626,786	945,783	462,231

M&E - 2.00%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value-Initial:
M&E - 1.25%	$1.231572	$1.047441	$1.132689	$1.150322

M&E - 1.30%	$1.214671	$1.199234	$1.226760	$1.390238

M&E - 1.40%	$2.912133	$3.028461	$0.897026	$1.687937

M&E - 1.50%	$1.217517	$1.035455	$1.119752	$1.137156

M&E - 1.55%	$2.875735	$2.990652	$0.889508	$1.666825

M&E - 1.80%	$1.192950	$1.177805	$1.204790	$1.365322

M&E - 2.05%	$1.182234	$1.167214	$1.193999	$1.353085

M&E - 2.00%	—	—	—	—

M&E - 2.30%	—	—	—	—

See accompanying notes.

24

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	T. Rowe Price Equity Income Subaccount	T. Rowe Price Growth Stock Subaccount	T. Rowe Price Small Cap Subaccount	Van Kampen Active International Allocation Subaccount
Accumulation units outstanding-Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	60,489	14,880	308,970	194,154

M&E - 1.40%	—	—	—	—

M&E - 1.50%	106,424	—	72,615	78,921

M&E - 1.55%	—	—	—	—

M&E - 1.80%	36,094	32,236	41,229	28,678

M&E - 2.05%	—	—	—	—

M&E - 2.00%	34,064	—	2,732	—

M&E - 2.30%	—	—	—	—

Accumulation unit value-Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	$1.412035	$1.372412	$1.580617	$1.684932

M&E - 1.40%	—	—	—	—

M&E - 1.50%	$1.404622	$1.365208	$1.572316	$1.676063

M&E - 1.55%	—	—	—	—

M&E - 1.80%	$1.393606	$1.354520	$1.559996	$1.662924

M&E - 2.05%	—	—	—	—

M&E - 2.00%	$1.386333	$1.347434	$1.551860	$1.654255

M&E - 2.30%	$1.375508	$1.336935	$1.539750	$1.641334

See accompanying notes.

25

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Van Kampen Large Cap Core Subaccount	Transamerica Money Market Subaccount	Van Kampen Mid- Cap Growth Subaccount	AIM V.I. Basic Value Subaccount
Assets
Investment in securities:
Number of shares - Initial	1,382,986.017	14,046,111.050	432,176.279	372,343.518

Cost	$20,629,746	$14,046,111	$6,325,339	$3,384,982

Number of shares - Service	—	303,528.300	1,175.644	—

Cost	$—	$303,528	$20,133	$—

Investments in mutual funds, at net asset value	$25,211,835	$14,349,639	$8,311,572	$4,564,932
Receivable for units sold	1	15	—	—

Total assets	25,211,836	14,349,654	8,311,572	4,564,932

Liabilities
Payable for units redeemed	—	—	4	17

	$25,211,836	$14,349,654	$8,311,568	$4,564,915

Net Assets:
Deferred annuity contracts terminable by owners	$25,211,836	$14,349,654	$8,311,568	$4,564,915

Total net assets	$25,211,836	$14,349,654	$8,311,568	$4,564,915

See accompanying notes.

26

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Van Kampen Large Cap Core Subaccount	Transamerica Money Market Subaccount	Van Kampen Mid- Cap Growth Subaccount	AIM V.I. Basic Value Subaccount
Accumulation units outstanding-Initial:
M&E - 1.25%	1,688,850	733,617	1,203,740	—

M&E - 1.30%	263,705	882,078	655,196	594,234

M&E - 1.40%	1,311,049	1,423,699	140,566	232,058

M&E - 1.50%	5,734,530	2,623,133	4,500,569	286,122

M&E - 1.55%	3,910,477	5,616,102	3,915,623	2,434,617

M&E - 1.80%	14,275	14,067	74,344	71,476

M&E - 2.05%	—	188,156	212,729	312,849

M&E - 2.00%	—	—	—	92,856

M&E - 2.30%	—	—	—	—

Accumulation unit value-Initial:
M&E - 1.25%	$1.146722	$1.020274	$0.758974	$1.139065

M&E - 1.30%	$1.255965	$1.006491	$1.028462	$1.136976

M&E - 1.40%	$3.175486	$1.372479	$0.753727	$1.132885

M&E - 1.50%	$1.133597	$1.008571	$0.750266	$1.128805

M&E - 1.55%	$3.135811	$1.355388	$0.748559	$1.126766

M&E - 1.80%	$1.233494	$0.988484	$1.010076	$1.116640

M&E - 2.05%	$1.222445	$0.979599	$1.001015	$1.106608

M&E - 2.00%	—	—	—	$1.444778

M&E - 2.30%	—	—	—	$1.433493

See accompanying notes.

27

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Van Kampen Large Cap Core Subaccount	Transamerica Money Market Subaccount	Van Kampen Mid- Cap Growth Subaccount	AIM V.I. Basic Value Subaccount
Accumulation units outstanding-Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	302,849	16,840	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value-Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	$1.378817	$1.002241	$1.331937	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	$1.371602	$0.996971	$1.324940	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	$1.360851	$0.989153	$1.314576	—

M&E - 2.05%	—	—	—	—

M&E - 2.00%	$1.353720	$0.983994	$1.307712	—

M&E - 2.30%	$1.343168	$0.976290	$1.297496	—

See accompanying notes.

28

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	AIM V.I. Capital Appreciation Subaccount	AllianceBernstein Growth & Income Subaccount	AllianceBernstein Large Cap Growth Subaccount	Janus Aspen - Mid Cap Growth Subaccount
Assets
Investment in securities:
Number of shares - Initial	36,831.898	776,003.849	363,256.075	130,460.990

Cost	$653,107	$14,789,632	$7,072,267	$2,390,305

Number of shares - Service	—	—	—	—

Cost	$—	$—	$—	$—

Investments in mutual funds, at net asset value	$899,803	$19,128,495	$9,640,816	$3,706,397
Receivable for units sold	2	5	—	3

Total assets	899,805	19,128,500	9,640,816	3,706,400

Liabilities
Payable for units redeemed	—	—	4	—

	$899,805	$19,128,500	$9,640,812	$3,706,400

Net Assets:
Deferred annuity contracts terminable by owners	$899,805	$19,128,500	$9,640,812	$3,706,400

Total net assets	$899,805	$19,128,500	$9,640,812	$3,706,400

See accompanying notes.

29

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	AIM V.I. Capital Appreciation Subaccount	AllianceBernstein Growth & Income Subaccount	AllianceBernstein Large Cap Growth Subaccount	Janus Aspen - Mid Cap Growth Subaccount
Accumulation units outstanding-Initial:
M&E - 1.25%	—	2,253,919	921,257	154,137

M&E - 1.30%	57,401	491,701	448,473	82,942

M&E - 1.40%	4,789	394,866	292,050	167,440

M&E - 1.50%	2,036	9,769,164	6,135,677	1,147,033

M&E - 1.55%	693,035	4,065,854	3,023,207	3,931,862

M&E - 1.80%	—	159,634	10,520	14,689

M&E - 2.05%	39,837	1,033,517	211,548	96,336

M&E - 2.00%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value-Initial:
M&E - 1.25%	$1.141419	$1.054234	$0.864830	$0.958132

M&E - 1.30%	$1.139348	$1.166530	$1.156857	$1.395231

M&E - 1.40%	$1.135225	$1.046993	$0.858880	$0.496441

M&E - 1.50%	$1.131131	$1.042190	$0.854933	$0.947165

M&E - 1.55%	$1.129078	$1.039808	$0.852963	$0.539817

M&E - 1.80%	$1.118962	$1.145620	$1.136120	$1.370267

M&E - 2.05%	$1.108895	$1.135370	$1.125973	$1.358004

M&E - 2.00%	$1.355161	$1.370533	$1.370428	$1.624397

M&E - 2.30%	$1.344584	$1.359832	$1.359749	$1.611720

See accompanying notes.

30

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	AIM V.I. Capital Appreciation Subaccount	AllianceBernstein Growth & Income Subaccount	AllianceBernstein Large Cap Growth Subaccount	Janus Aspen - Mid Cap Growth Subaccount
Accumulation units outstanding-Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value-Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.30%	—	—	—	—

See accompanying notes.

31

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Janus Aspen - Mid Cap Value Subaccount	Janus Aspen - Worldwide Growth Subaccount	MFS New Discovery Subaccount	MFS Total Return Subaccount
Assets
Investment in securities:
Number of shares - Initial	115,601.278	313,674.552	163,336.113	313,678.994

Cost	$1,245,167	$7,169,242	$1,983,735	$5,926,664

Number of shares - Service	—	—	—	—

Cost	$—	$—	$—	$—

Investments in mutual funds, at net asset value	$1,764,076	$8,707,606	$2,523,543	$6,430,419
Receivable for units sold	—	10	—	—

Total assets	1,764,076	8,707,616	2,523,543	6,430,419

Liabilities
Payable for units redeemed	2	—	6	1

	$1,764,074	$8,707,616	$2,523,537	$6,430,418

Net Assets:
Deferred annuity contracts terminable by owners	$1,764,074	$8,707,616	$2,523,537	$6,430,418

Total net assets	$1,764,074	$8,707,616	$2,523,537	$6,430,418

See accompanying notes.

32

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Janus Aspen - Mid Cap Value Subaccount	Janus Aspen - Worldwide Growth Subaccount	MFS New Discovery Subaccount	MFS Total Return Subaccount
Accumulation units outstanding-Initial:
M&E - 1.25%	86,934	997,700	13,883	141,296

M&E - 1.30%	—	474,188	281,557	459,483

M&E - 1.40%	169,657	236,406	33,500	315,700

M&E - 1.50%	528,610	3,731,470	531,332	896,363

M&E - 1.55%	694,277	5,922,573	955,997	3,216,296

M&E - 1.80%	—	51,758	71,095	81,145

M&E - 2.05%	—	428,312	496,249	445,715

M&E - 2.00%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value-Initial:
M&E - 1.25%	$1.209131	$0.807605	$1.072810	$1.169929

M&E - 1.30%	—	$1.025549	$1.070861	$1.167818

M&E - 1.40%	$1.196244	$0.585137	$1.066994	$1.163589

M&E - 1.50%	$1.195287	$0.798359	$1.063134	$1.159404

M&E - 1.55%	$1.187087	$0.644742	$1.061215	$1.157309

M&E - 1.80%	—	$1.007177	$1.051684	$1.146906

M&E - 2.05%	—	$0.998152	$1.042272	$1.136630

M&E - 2.00%	—	$1.310830	$1.360745	$1.226918

M&E - 2.30%	—	$1.300600	$1.350138	$1.217344

See accompanying notes.

33

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Janus Aspen - Mid Cap Value Subaccount	Janus Aspen - Worldwide Growth Subaccount	MFS New Discovery Subaccount	MFS Total Return Subaccount
Accumulation units outstanding-Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value-Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.30%	—	—	—	—

See accompanying notes.

34

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Fidelity - VIP Contrafund® Subaccount	Fidelity - VIP Equity-Income Subaccount	Fidelity - VIP Growth Subaccount	Fidelity - VIP Growth Opportunities Subaccount
Assets
Investment in securities:
Number of shares - Initial	932,985.587	558,487.349	138,256.537	76,682.753

Cost	$19,428,720	$10,960,584	$3,548,931	$1,058,182

Number of shares - Service	—	—	—	—

Cost	$—	$—	$—	$—

Investments in mutual funds, at net asset value	$28,633,328	$14,057,127	$4,602,560	$1,321,244
Receivable for units sold	13	5	7	2

Total assets	28,633,341	14,057,132	4,602,567	1,321,246

Liabilities
Payable for units redeemed	—	—	—	—

	$28,633,341	$14,057,132	$4,602,567	$1,321,246

Net Assets:
Deferred annuity contracts terminable by owners	$28,633,341	$14,057,132	$4,602,567	$1,321,246

Total net assets	$28,633,341	$14,057,132	$4,602,567	$1,321,246

See accompanying notes.

35

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Fidelity - VIP Contrafund® Subaccount	Fidelity - VIP Equity-Income Subaccount	Fidelity - VIP Growth Subaccount	Fidelity - VIP Growth Opportunities Subaccount
Accumulation units outstanding-Initial:
M&E - 1.25%	957,737	476,247	147,621	104,834

M&E - 1.30%	1,133,573	339,604	328,824	—

M&E - 1.40%	1,341,014	865,130	186,122	96,673

M&E - 1.50%	5,070,423	3,467,133	1,575,653	641,451

M&E - 1.55%	13,469,640	5,892,175	2,794,356	626,246

M&E - 1.80%	328,546	16,383	89,408	—

M&E - 2.05%	649,586	817,660	310,093	—

M&E - 2.00%	21,726	92,463	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value-Initial:
M&E - 1.25%	$1.402996	$1.128753	$0.830834	$1.018922

M&E - 1.30%	$1.431098	$1.203501	$1.033325	—

M&E - 1.40%	$1.172486	$1.212580	$0.825131	$0.791876

M&E - 1.50%	$1.386943	$1.115838	$0.821333	$1.007259

M&E - 1.55%	$1.162724	$1.202448	$0.819443	$0.785264

M&E - 1.80%	$1.405466	$1.181956	$1.014833	—

M&E - 2.05%	$1.392877	$1.171382	$1.005752	—

M&E - 2.00%	$1.594841	$1.415316	$1.297697	—

M&E - 2.30%	$1.582402	$1.404275	$1.287588	—

See accompanying notes.

36

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Fidelity - VIP Contrafund® Subaccount	Fidelity - VIP Equity-Income Subaccount	Fidelity - VIP Growth Subaccount	Fidelity - VIP Growth Opportunities Subaccount
Accumulation units outstanding-Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value-Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.30%	—	—	—	—

See accompanying notes.

37

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Fidelity - VIP Mid Cap Subaccount	Fidelity - VIP Value Strategies Subaccount	Mercury Basic Value V.I. Subaccount	Mercury High Current Income V.I. Subaccount
Assets
Investment in securities:
Number of shares - Initial	1,345,500.578	772,929.896	4,858,081.289	1,918,062.543

Cost	$27,159,739	$8,203,641	$62,123,646	$13,787,677

Number of shares - Service	—	—	—	—

Cost	$—	$—	$—	$—

Investments in mutual funds, at net asset value	$46,648,505	$10,836,477	$71,753,861	$14,481,372

Receivable for units sold	3	—	—	88,122

Total assets	46,648,508	10,836,477	71,753,861	14,569,494
Liabilities
Payable for units redeemed	—	2	3	—

	$46,648,508	$10,836,475	$71,753,858	$14,569,494

Net Assets:
Deferred annuity contracts terminable by owners	$46,648,508	$10,836,475	$71,753,858	$14,569,494

Total net assets	$46,648,508	$10,836,475	$71,753,858	$14,569,494

See accompanying notes.

38

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Fidelity - VIP Mid Cap Subaccount	Fidelity - VIP Value Strategies Subaccount	Mercury Basic Value V.I. Subaccount	Mercury High Current Income V.I. Subaccount
Accumulation units outstanding-Initial:
M&E - 1.25%	1,390,059	164,785	3,948,396	1,392,489

M&E - 1.30%	1,183,132	913,314	2,907,096	432,007

M&E - 1.40%	1,898,876	230,735	4,125,028	2,135,403

M&E - 1.50%	7,562,674	1,012,422	17,146,964	3,483,870

M&E - 1.55%	13,164,697	5,250,763	18,753,884	3,276,525

M&E - 1.80%	189,477	81,679	271,743	61,684

M&E - 2.05%	592,932	587,544	1,929,007	286,109

M&E - 2.00%	19,930	20,158	110,838	—

M&E - 2.30%	—	—	—	—

Accumulation unit value-Initial:
M&E - 1.25%	$1.792176	$1.324841	$1.163140	$1.333658

M&E - 1.30%	$1.679083	$1.322459	$1.180417	$1.332101

M&E - 1.40%	$1.835788	$1.317677	$1.824902	$1.320409

M&E - 1.50%	$1.771680	$1.312926	$1.149824	$1.318414

M&E - 1.55%	$1.820440	$1.310560	$1.802129	$1.303966

M&E - 1.80%	$1.649015	$1.298798	$1.159303	$1.308245

M&E - 2.05%	$1.634275	$1.287159	$1.148888	$1.296528

M&E - 2.00%	$1.963029	$1.651177	$1.423778	$1.226947

M&E - 2.30%	$1.947702	$1.638305	$1.412661	$1.217348

See accompanying notes.

39

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Fidelity - VIP Mid Cap Subaccount	Fidelity - VIP Value Strategies Subaccount	Mercury Basic Value V.I. Subaccount	Mercury High Current Income V.I. Subaccount
Accumulation units outstanding-Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value-Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.30%	—	—	—	—

See accompanying notes.

40

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

Mercury Global Allocation V.I. Subaccount
Assets
Investment in securities:
Number of shares - Initial	941,423.711

Cost	$11,416,281

Number of shares - Service	—

Cost	$—

Investments in mutual funds, at net asset value	$12,746,877
Receivable for units sold	—

Total assets	12,746,877

Liabilities
Payable for units redeemed	1

$12,746,876

Net Assets:
Deferred annuity contracts terminable by owners	$12,746,876

Total net assets	$12,746,876

See accompanying notes.

41

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

Mercury Global Allocation V.I. Subaccount
Accumulation units outstanding-Initial:
M&E - 1.25%	260,221

M&E - 1.30%	644,527

M&E - 1.40%	1,118,985

M&E - 1.50%	2,359,207

M&E - 1.55%	5,764,734

M&E - 1.80%	196,651

M&E - 2.05%	266,477

M&E - 2.00%	14,149

M&E - 2.30%	—

Accumulation unit value-Initial:
M&E - 1.25%	$1.611945

M&E - 1.30%	$1.488268

M&E - 1.40%	$1.014440

M&E - 1.50%	$1.593480

M&E - 1.55%	$1.001774

M&E - 1.80%	$1.461597

M&E - 2.05%	$1.448520

M&E - 2.00%	$1.789107

M&E - 2.30%	$1.775166

See accompanying notes.

42

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

Mercury Global Allocation V.I. Subaccount
Accumulation units outstanding-Service:
M&E - 1.25%	—

M&E - 1.30%	—

M&E - 1.40%	—

M&E - 1.50%	—

M&E - 1.55%	—

M&E - 1.80%	—

M&E - 2.05%	—

M&E - 2.00%	—

M&E - 2.30%	—

Accumulation unit value-Service:
M&E - 1.25%	—

M&E - 1.30%	—

M&E - 1.40%	—

M&E - 1.50%	—

M&E - 1.55%	—

M&E - 1.80%	—

M&E - 2.05%	—

M&E - 2.00%	—

M&E - 2.30%	—

See accompanying notes.

43

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Operations

Year Ended December 31, 2005

	Asset Allocation - Growth Subaccount	Asset Allocation - Conservative Subaccount	Asset Allocation - Moderate Subaccount	Asset Allocation - Moderate Growth Subaccount
Net investment income (loss)
Income:
Dividends	$198,169	$664,593	$1,717,338	$1,231,862
Expenses:
Administrative, mortality and expense risk charge	654,377	384,448	1,466,034	1,641,180

Net investment income (loss)	(456,208)	280,145	251,304	(409,318)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	2,051,340	1,793,626	3,879,402	3,693,093
Proceeds from sales	4,814,356	4,273,976	12,720,600	16,890,858
Cost of investments sold	3,229,253	3,370,371	9,263,620	11,618,568

Net realized capital gains (losses) on investments	3,636,443	2,697,231	7,336,382	8,965,383
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	7,068,830	4,003,547	19,265,270	20,866,734
End of period	8,732,876	1,935,940	17,191,105	21,651,900

Net change in unrealized appreciation/depreciation of investments	1,664,046	(2,067,607)	(2,074,165)	785,166

Net realized and unrealized capital gains (losses) on investments	5,300,489	629,624	5,262,217	9,750,549

Increase (decrease) in net assets from operations	$4,844,281	$909,769	$5,513,521	$9,341,231

See accompanying notes.

44

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Operations

Year Ended December 31, 2005

	American Century Large Company Value Subaccount	American Century International Subaccount	Capital Guardian Global Subaccount	Capital Guardian U.S. Equity Subaccount
Net investment income (loss)
Income:
Dividends	$49,109	$77,350	$84,416	$129,282
Expenses:
Administrative, mortality and expense risk charge	110,951	148,829	284,828	352,578

Net investment income (loss)	(61,842)	(71,479)	(200,412)	(223,296)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	279,454	931,140	599,671	665,461
Proceeds from sales	1,285,202	1,452,757	2,821,468	4,687,164
Cost of investments sold	1,052,104	1,060,188	2,938,645	4,080,980

Net realized capital gains (losses) on investments	512,552	1,323,709	482,494	1,271,645
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	1,847,078	2,552,773	3,709,546	5,652,766
End of period	1,583,227	2,429,573	5,024,571	5,645,333

Net change in unrealized appreciation/depreciation of investments	(263,851)	(123,200)	1,315,025	(7,433)

Net realized and unrealized capital gains (losses) on investments	248,701	1,200,509	1,797,519	1,264,212

Increase (decrease) in net assets from operations	$186,859	$1,129,030	$1,597,107	$1,040,916

See accompanying notes.

45

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Operations

Year Ended December 31, 2005

	Capital Guardian Value Subaccount	Clarion Global Real Estate Securities Subaccount	Transamerica Small/Mid Cap Value Subaccount	Great Companies - AmericaSM Subaccount
Net investment income (loss)
Income:
Dividends	$373,081	$123,498	$251,120	$27,320
Expenses:
Administrative, mortality and expense risk charge	603,770	109,545	898,761	46,431

Net investment income (loss)	(230,689)	13,953	(647,641)	(19,111)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	1,928,366	594,790	2,663,084	—
Proceeds from sales	6,911,779	2,370,119	13,903,066	593,597
Cost of investments sold	5,867,522	1,440,351	13,529,521	510,667

Net realized capital gains (losses) on investments	2,972,623	1,524,558	3,036,629	82,930
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	10,249,270	2,041,083	17,075,070	510,417
End of period	9,808,423	1,329,095	21,508,983	518,320

Net change in unrealized appreciation/depreciation of investments	(440,847)	(711,988)	4,433,913	7,903

Net realized and unrealized capital gains (losses) on investments	2,531,776	812,570	7,470,542	90,833

Increase (decrease) in net assets from operations	$2,301,087	$826,523	$6,822,901	$71,722

See accompanying notes.

46

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Operations

Year Ended December 31, 2005

	Great Companies - TechnologySM Subaccount	Transamerica Balanced Subaccount	Templeton Great Companies - Global Subaccount	Janus Growth Subaccount
Net investment income (loss)
Income:
Dividends	$10,244	$20,326	$40,325	$—
Expenses:
Administrative, mortality and expense risk charge	37,308	24,955	54,597	534,763

Net investment income (loss)	(27,064)	(4,629)	(14,272)	(534,763)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	109,015	—	—
Proceeds from sales	581,811	95,813	957,258	7,446,393
Cost of investments sold	404,626	79,101	1,368,467	5,354,959

Net realized capital gains (losses) on investments	177,185	125,727	(411,209)	2,091,434
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	500,388	257,423	(276,028)	11,084,486
End of period	336,691	232,992	363,381	12,212,263

Net change in unrealized appreciation/depreciation of investments	(163,697)	(24,431)	639,409	1,127,777

Net realized and unrealized capital gains (losses) on investments	13,488	101,296	228,200	3,219,211

Increase (decrease) in net assets from operations	$(13,576)	$96,667	$213,928	$2,684,448

See accompanying notes.

47

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Operations

Year Ended December 31, 2005

	Jennison Growth Subaccount	J.P. Morgan Enhanced Index Subaccount	Marsico Growth Subaccount	MFS High Yield Subaccount
Net investment income (loss)
Income:
Dividends	$8,520	$363,212	$7,521	$1,251,460
Expenses:
Administrative, mortality and expense risk charge	61,009	441,068	145,213	242,612

Net investment income (loss)	(52,489)	(77,856)	(137,692)	1,008,848
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	250,303	—	—	380,113
Proceeds from sales	694,694	8,500,332	1,531,640	3,799,176
Cost of investments sold	1,000,194	10,485,907	1,470,484	3,255,674

Net realized capital gains (losses) on investments	(55,197)	(1,985,575)	61,156	923,615
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(542,409)	(298,172)	847,284	2,461,118
End of period	39,522	2,163,922	1,731,484	554,851

Net change in unrealized appreciation/depreciation of investments	581,931	2,462,094	884,200	(1,906,267)

Net realized and unrealized capital gains (losses) on investments	526,734	476,519	945,356	(982,652)

Increase (decrease) in net assets from operations	$474,245	$398,663	$807,664	$26,196

See accompanying notes.

48

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Operations

Year Ended December 31, 2005

	Mercury Large Cap Value Subaccount	PIMCO Total Return Subaccount	Salomon All Cap Subaccount	Transamerica Convertible Securities Subaccount
Net investment income (loss)
Income:
Dividends	$88,970	$615,695	$148,238	$89,637
Expenses:
Administrative, mortality and expense risk charge	187,514	518,652	367,718	62,222

Net investment income (loss)	(98,544)	97,043	(219,480)	27,415
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	716,886	798,298	—	400,589
Proceeds from sales	2,660,534	4,486,215	4,745,926	582,911
Cost of investments sold	2,087,744	4,178,083	4,184,024	463,270

Net realized capital gains (losses) on investments	1,289,676	1,106,430	561,902	520,230
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	2,424,503	1,332,094	5,539,245	516,175
End of period	2,907,779	391,843	5,752,360	66,323

Net change in unrealized appreciation/depreciation of investments	483,276	(940,251)	213,115	(449,852)

Net realized and unrealized capital gains (losses) on investments	1,772,952	166,179	775,017	70,378

Increase (decrease) in net assets from operations	$1,674,408	$263,222	$555,537	$97,793

See accompanying notes.

49

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Operations

Year Ended December 31, 2005

	Transamerica Equity Subaccount	Transamerica Growth Opportunities Subaccount	Transamerica U.S. Government Securities Subaccount	Transamerica U.S. Government Securities-PAM Fund Subaccount
Net investment income (loss)
Income:
Dividends	$87,708	$—	$1,222,024	$—
Expenses:
Administrative, mortality and expense risk charge	362,458	172,194	460,335	153

Net investment income (loss)	(274,750)	(172,194)	761,689	(153)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	379,299	879,405	381,256	—
Proceeds from sales	4,740,264	3,177,112	7,715,680	64,890
Cost of investments sold	3,746,176	2,133,333	7,560,168	64,175

Net realized capital gains (losses) on investments	1,373,387	1,923,184	536,768	715
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	4,631,968	1,877,507	575,148	—
End of period	6,930,890	1,633,629	(490,156)	—

Net change in unrealized appreciation/depreciation of investments	2,298,922	(243,878)	(1,065,304)	—

Net realized and unrealized capital gains (losses) on investments	3,672,309	1,679,306	(528,536)	715

Increase (decrease) in net assets from operations	$3,397,559	$1,507,112	$233,153	$562

See accompanying notes.

50

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Operations

Year Ended December 31, 2005

	T. Rowe Price Equity Income Subaccount	T. Rowe Price Growth Stock Subaccount	T. Rowe Price Small Cap Subaccount	Van Kampen Active International Allocation Subaccount
Net investment income (loss)
Income:
Dividends	$1,112,897	$251,926	$—	$791,803
Expenses:
Administrative, mortality and expense risk charge	934,993	774,777	296,502	340,313

Net investment income (loss)	177,904	(522,851)	(296,502)	451,490
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	4,725,689	—	3,743,173	—
Proceeds from sales	10,414,342	8,196,909	3,760,682	2,859,051
Cost of investments sold	8,894,099	10,432,878	3,341,397	4,183,679

Net realized capital gains (losses) on investments	6,245,932	(2,235,969)	4,162,458	(1,324,628)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	12,590,542	2,386,630	5,238,712	353,276
End of period	7,734,237	7,303,651	3,047,319	3,961,010

Net change in unrealized appreciation/depreciation of investments	(4,856,305)	4,917,021	(2,191,393)	3,607,734

Net realized and unrealized capital gains (losses) on investments	1,389,627	2,681,052	1,971,065	2,283,106

Increase (decrease) in net assets from operations	$1,567,531	$2,158,201	$1,674,563	$2,734,596

See accompanying notes.

51

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Operations

Year Ended December 31, 2005

	Van Kampen Large Cap Core Subaccount	Transamerica Money Market Subaccount	Van Kampen Mid-Cap Growth Subaccount	AIM V.I. Basic Value Subaccount
Net investment income (loss)
Income:
Dividends	$346,489	$447,558	$7,514	$—
Expenses:
Administrative, mortality and expense risk charge	383,110	238,022	125,036	76,675

Net investment income (loss)	(36,621)	209,536	(117,522)	(76,675)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	(44)	—	51,779
Proceeds from sales	7,850,533	14,224,101	1,787,414	1,174,039
Cost of investments sold	8,834,286	14,224,101	1,765,273	813,204

Net realized capital gains (losses) on investments	(983,753)	(44)	22,141	412,614
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	1,898,147	—	1,400,678	1,359,354
End of period	4,582,089	—	1,966,100	1,179,950

Net change in unrealized appreciation/depreciation of investments	2,683,942	—	565,422	(179,404)

Net realized and unrealized capital gains (losses) on investments	1,700,189	(44)	587,563	233,210

Increase (decrease) in net assets from operations	$1,663,568	$209,492	$470,041	$156,535

See accompanying notes.

52

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Operations

Year Ended December 31, 2005

	AIM V.I. Capital Appreciation Subaccount	AllianceBernstein Growth & Income Subaccount	AllianceBernstein Large Cap Growth Subaccount	Janus Aspen - Mid Cap Growth Subaccount
Net investment income (loss)
Income:
Dividends	$—	$257,369	$—	$—
Expenses:
Administrative, mortality and expense risk charge	12,992	294,418	138,564	56,774

Net investment income (loss)	(12,992)	(37,049)	(138,564)	(56,774)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	70,903	2,893,798	2,313,038	654,567
Cost of investments sold	53,850	2,568,836	2,264,094	507,797

Net realized capital gains (losses) on investments	17,053	324,962	48,944	146,770
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	192,412	4,046,210	1,350,149	1,026,329
End of period	246,696	4,338,863	2,568,549	1,316,092

Net change in unrealized appreciation/depreciation of investments	54,284	292,653	1,218,400	289,763

Net realized and unrealized capital gains (losses) on investments	71,337	617,615	1,267,344	436,533

Increase (decrease) in net assets from operations	$58,345	$580,566	$1,128,780	$379,759

See accompanying notes.

53

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Operations

Year Ended December 31, 2005

	Janus Aspen - Mid Cap Value Subaccount	Janus Aspen - Worldwide Growth Subaccount	MFS New Discovery Subaccount	MFS Total Return Subaccount
Net investment income (loss)
Income:
Dividends	$11,281	$108,954	$—	$118,637
Expenses:
Administrative, mortality and expense risk charge	26,658	135,258	37,433	98,828

Net investment income (loss)	(15,377)	(26,304)	(37,433)	19,809
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	178,823	—	—	255,124
Proceeds from sales	271,559	1,751,383	527,077	1,216,056
Cost of investments sold	179,730	1,830,342	394,242	999,014

Net realized capital gains (losses) on investments	270,652	(78,959)	132,835	472,166
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	630,562	1,104,959	553,449	925,890
End of period	518,909	1,538,364	539,808	503,755

Net change in unrealized appreciation/depreciation of investments	(111,653)	433,405	(13,641)	(422,135)

Net realized and unrealized capital gains (losses) on investments	158,999	354,446	119,194	50,031

Increase (decrease) in net assets from operations	$143,622	$328,142	$81,761	$69,840

See accompanying notes.

54

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Operations

Year Ended December 31, 2005

	Fidelity - VIP Contrafund® Subaccount	Fidelity - VIP Equity-Income Subaccount	Fidelity - VIP Growth Subaccount	Fidelity - VIP Growth Opportunities Subaccount
Net investment income (loss)
Income:
Dividends	$30,509	$214,180	$13,587	$9,094
Expenses:
Administrative, mortality and expense risk charge	371,695	218,594	71,793	19,799

Net investment income (loss)	(341,186)	(4,414)	(58,206)	(10,705)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	4,358	529,500	—	—
Proceeds from sales	3,272,733	2,278,003	795,884	172,750
Cost of investments sold	2,360,108	2,074,631	611,665	170,080

Net realized capital gains (losses) on investments	916,983	732,872	184,219	2,670
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	6,254,675	3,307,528	1,014,102	170,413
End of period	9,204,608	3,096,543	1,053,629	263,062

Net change in unrealized appreciation/depreciation of investments	2,949,933	(210,985)	39,527	92,649

Net realized and unrealized capital gains (losses) on investments	3,866,916	521,887	223,746	95,319

Increase (decrease) in net assets from operations	$3,525,730	$517,473	$165,540	$84,614

See accompanying notes.

55

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Operations

Year Ended December 31, 2005

	Fidelity - VIP Mid Cap Subaccount	Fidelity - VIP Value Strategies Subaccount	Mercury Basic Value V.I. Subaccount	Mercury High Current Income V.I. Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$975,942	$1,383,890
Expenses:
Administrative, mortality and expense risk charge	664,154	168,788	1,113,587	229,419

Net investment income (loss)	(664,154)	(168,788)	(137,645)	1,154,471
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	739,839	356,180	5,274,977	—
Proceeds from sales	7,764,323	2,570,854	11,807,215	3,634,702
Cost of investments sold	4,631,531	1,470,898	10,472,914	3,655,335

Net realized capital gains (losses) on investments	3,872,631	1,456,136	6,609,278	(20,633)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	15,961,423	3,829,629	15,275,201	1,834,443
End of period	19,488,766	2,632,836	9,630,215	693,695

Net change in unrealized appreciation/depreciation of investments	3,527,343	(1,196,793)	(5,644,986)	(1,140,748)

Net realized and unrealized capital gains (losses) on investments	7,399,974	259,343	964,292	(1,161,381)

Increase (decrease) in net assets from operations	$6,735,820	$90,555	$826,647	$(6,910)

See accompanying notes.

56

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Operations

Year Ended December 31, 2005

Mercury Global Allocation V.I. Subaccount
Net investment income (loss)
Income:
Dividends	$284,831
Expenses:
Administrative, mortality and expense risk charge	150,664

Net investment income (loss)	134,167
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—
Proceeds from sales	1,266,139
Cost of investments sold	1,047,075

Net realized capital gains (losses) on investments	219,064
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	727,575
End of period	1,330,596

Net change in unrealized appreciation/depreciation of investments	603,021

Net realized and unrealized capital gains (losses) on investments	822,085

Increase (decrease) in net assets from operations	$956,252

See accompanying notes.

57

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004

	Asset Allocation - Growth Subaccount		Asset Allocation - Conservative Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(456,208)	$(414,245)	$280,145	$(281,113)
Net realized capital gains (losses) on investments	3,636,443	945,094	2,697,231	1,537,964
Net change in unrealized appreciation/depreciation of investments	1,664,046	3,319,489	(2,067,607)	479,421

Increase (decrease) in net assets from operations	4,844,281	3,850,338	909,769	1,736,272
Contract transactions
Net contract purchase payments	1,109,414	2,703,259	1,271,194	1,462,755
Transfer payments from (to) other subaccounts or general account	8,961,613	10,369,646	2,380,596	(999,667)
Contract terminations, withdrawals, and other deductions	(723,165)	(699,091)	(1,453,241)	(1,047,236)
Contract maintenance charges	(162,353)	(118,869)	(88,054)	(75,361)

Increase (decrease) in net assets from contract transactions	9,185,509	12,254,945	2,110,495	(659,509)

Net increase (decrease) in net assets	14,029,790	16,105,283	3,020,264	1,076,763
Net assets:
Beginning of the period	37,783,628	21,678,345	23,185,387	22,108,624

End of the period	$51,813,418	$37,783,628	$26,205,651	$23,185,387

See accompanying notes.

58

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004

	Asset Allocation - Moderate Subaccount		Asset Allocation - Moderate Growth Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$251,304	$(1,074,590)	$(409,318)	$(1,072,849)
Net realized capital gains (losses) on investments	7,336,382	2,485,452	8,965,383	1,739,335
Net change in unrealized appreciation/depreciation of investments	(2,074,165)	6,582,016	785,166	9,031,036

Increase (decrease) in net assets from operations	5,513,521	7,992,878	9,341,231	9,697,522
Contract transactions
Net contract purchase payments	6,925,930	6,780,061	12,017,986	6,230,947
Transfer payments from (to) other subaccounts or general account	3,370,586	7,622,035	7,346,949	19,059,475
Contract terminations, withdrawals, and other deductions	(4,786,471)	(3,844,497)	(4,553,563)	(3,500,892)
Contract maintenance charges	(340,091)	(294,531)	(362,854)	(274,698)

Increase (decrease) in net assets from contract transactions	5,169,954	10,263,068	14,448,518	21,514,832

Net increase (decrease) in net assets	10,683,475	18,255,946	23,789,749	31,212,354
Net assets:
Beginning of the period	91,592,641	73,336,695	97,387,524	66,175,170

End of the period	$102,276,116	$91,592,641	$121,177,273	$97,387,524

See accompanying notes.

59

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004

	American Century Large Company Value Subaccount		American Century International Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(61,842)	$(36,130)	$(71,479)	$(126,764)
Net realized capital gains (losses) on investments	512,552	82,253	1,323,709	215,016
Net change in unrealized appreciation/depreciation of investments	(263,851)	803,568	(123,200)	989,773

Increase (decrease) in net assets from operations	186,859	849,691	1,129,030	1,078,025
Contract transactions
Net contract purchase payments	91,338	343,553	142,598	65,264
Transfer payments from (to) other subaccounts or general account	(87,394)	(80,904)	1,164,365	134,268
Contract terminations, withdrawals, and other deductions	(594,771)	(283,863)	(477,894)	(392,531)
Contract maintenance charges	(22,968)	(20,450)	(30,580)	(26,694)

Increase (decrease) in net assets from contract transactions	(613,795)	(41,664)	798,489	(219,693)

Net increase (decrease) in net assets	(426,936)	808,027	1,927,519	858,332
Net assets:
Beginning of the period	7,833,657	7,025,630	9,324,497	8,466,165

End of the period	$7,406,721	$7,833,657	$11,252,016	$9,324,497

See accompanying notes.

60

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004

	Capital Guardian Global Subaccount		Capital Guardian U.S. Equity Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(200,412)	$(202,363)	$(223,296)	$(299,951)
Net realized capital gains (losses) on investments	482,494	(133,179)	1,271,645	51,937
Net change in unrealized appreciation/depreciation of investments	1,315,025	1,953,141	(7,433)	2,091,580

Increase (decrease) in net assets from operations	1,597,107	1,617,599	1,040,916	1,843,566
Contract transactions
Net contract purchase payments	178,734	277,279	195,641	235,962
Transfer payments from (to) other subaccounts or general account	857,921	1,379,523	(1,844,275)	(401,796)
Contract terminations, withdrawals, and other deductions	(1,632,857)	(571,218)	(1,504,965)	(1,353,898)
Contract maintenance charges	(61,370)	(51,967)	(65,361)	(67,103)

Increase (decrease) in net assets from contract transactions	(657,572)	1,033,617	(3,218,960)	(1,586,835)

Net increase (decrease) in net assets	939,535	2,651,216	(2,178,044)	256,731
Net assets:
Beginning of the period	19,294,011	16,642,795	24,951,960	24,695,229

End of the period	$20,233,546	$19,294,011	$22,773,916	$24,951,960

See accompanying notes.

61

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004

	Capital Guardian Value Subaccount		Clarion Global Real Estate Securities Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(230,689)	$(188,612)	$13,953	$35,451
Net realized capital gains (losses) on investments	2,972,623	454,167	1,524,558	522,190
Net change in unrealized appreciation/depreciation of investments	(440,847)	5,454,572	(711,988)	1,032,894

Increase (decrease) in net assets from operations	2,301,087	5,720,127	826,523	1,590,535
Contract transactions
Net contract purchase payments	344,431	633,515	75,499	58,387
Transfer payments from (to) other subaccounts or general account	(2,547,983)	(719,136)	145,763	1,323,372
Contract terminations, withdrawals, and other deductions	(3,069,632)	(2,283,171)	(343,874)	(511,388)
Contract maintenance charges	(102,716)	(101,411)	(24,876)	(19,662)

Increase (decrease) in net assets from contract transactions	(5,375,900)	(2,470,203)	(147,488)	850,709

Net increase (decrease) in net assets	(3,074,813)	3,249,924	679,035	2,441,244
Net assets:
Beginning of the period	43,080,971	39,831,047	7,102,051	4,660,807

End of the period	$40,006,158	$43,080,971	$7,781,086	$7,102,051

See accompanying notes.

62

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004

	Transamerica Small/Mid Cap Value Subaccount		Great Companies - AmericaSM Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(647,641)	$(930,228)	$(19,111)	$(31,737)
Net realized capital gains (losses) on investments	3,036,629	(282,076)	82,930	2,183
Net change in unrealized appreciation/depreciation of investments	4,433,913	9,731,731	7,903	35,616

Increase (decrease) in net assets from operations	6,822,901	8,519,427	71,722	6,062
Contract transactions
Net contract purchase payments	223,056	313,827	29,649	73,523
Transfer payments from (to) other subaccounts or general account	(6,144,569)	(5,266,542)	(242,217)	(274,369)
Contract terminations, withdrawals, and other deductions	(6,670,150)	(3,900,937)	(125,631)	(169,569)
Contract maintenance charges	(147,388)	(147,914)	(8,745)	(10,722)

Increase (decrease) in net assets from contract transactions	(12,739,051)	(9,001,566)	(346,944)	(381,137)

Net increase (decrease) in net assets	(5,916,150)	(482,139)	(275,222)	(375,075)
Net assets:
Beginning of the period	63,976,015	64,458,154	3,286,610	3,661,685

End of the period	$58,059,865	$63,976,015	$3,011,388	$3,286,610

See accompanying notes.

63

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004

	Great Companies - TechnologySM Subaccount		Transamerica Balanced Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(27,064)	$(37,995)	$(4,629)	$(7,108)
Net realized capital gains (losses) on investments	177,185	30,963	125,727	50,030
Net change in unrealized appreciation/depreciation of investments	(163,697)	185,557	(24,431)	92,806

Increase (decrease) in net assets from operations	(13,576)	178,525	96,667	135,728
Contract transactions
Net contract purchase payments	20,996	138,804	300	10,543
Transfer payments from (to) other subaccounts or general account	(271,614)	641,013	81,487	(19,491)
Contract terminations, withdrawals, and other deductions	(67,665)	(77,443)	(37,720)	(88,435)
Contract maintenance charges	(9,104)	(8,556)	(4,544)	(4,369)

Increase (decrease) in net assets from contract transactions	(327,387)	693,818	39,523	(101,752)

Net increase (decrease) in net assets	(340,963)	872,343	136,190	33,976
Net assets:
Beginning of the period	2,828,387	1,956,044	1,537,341	1,503,365

End of the period	$2,487,424	$2,828,387	$1,673,531	$1,537,341

See accompanying notes.

64

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004

	Templeton Great Companies - Global Subaccount		Janus Growth Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(14,272)	$(38,393)	$(534,763)	$(579,000)
Net realized capital gains (losses) on investments	(411,209)	(329,865)	2,091,434	1,336,550
Net change in unrealized appreciation/depreciation of investments	639,409	629,235	1,127,777	4,167,176

Increase (decrease) in net assets from operations	213,928	260,977	2,684,448	4,924,726
Contract transactions
Net contract purchase payments	54,313	24,598	58,105	143,526
Transfer payments from (to) other subaccounts or general account	292,852	1,437,228	(2,888,053)	(3,622,391)
Contract terminations, withdrawals, and other deductions	(321,958)	(25,623)	(3,603,808)	(2,264,005)
Contract maintenance charges	(12,416)	(9,001)	(103,572)	(112,265)

Increase (decrease) in net assets from contract transactions	12,791	1,427,202	(6,537,328)	(5,855,135)

Net increase (decrease) in net assets	226,719	1,688,179	(3,852,880)	(930,409)
Net assets:
Beginning of the period	3,370,302	1,682,123	39,278,753	40,209,162

End of the period	$3,597,021	$3,370,302	$35,425,873	$39,278,753

See accompanying notes.

65

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004

	Jennison Growth Subaccount		J.P. Morgan Enhanced Index Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(52,489)	$(65,029)	$(77,856)	$(258,102)
Net realized capital gains (losses) on investments	(55,197)	(466,795)	(1,985,575)	(2,131,722)
Net change in unrealized appreciation/depreciation of investments	581,931	834,408	2,462,094	5,353,613

Increase (decrease) in net assets from operations	474,245	302,584	398,663	2,963,789
Contract transactions
Net contract purchase payments	2,553	15,315	137,716	296,287
Transfer payments from (to) other subaccounts or general account	(220,255)	(275,101)	(3,006,813)	(2,526,963)
Contract terminations, withdrawals, and other deductions	(242,457)	(265,685)	(3,984,443)	(2,753,935)
Contract maintenance charges	(9,200)	(10,224)	(88,139)	(96,319)

Increase (decrease) in net assets from contract transactions	(469,359)	(535,695)	(6,941,679)	(5,080,930)

Net increase (decrease) in net assets	4,886	(233,111)	(6,543,016)	(2,117,141)
Net assets:
Beginning of the period	4,287,044	4,520,155	33,954,846	36,071,987

End of the period	$4,291,930	$4,287,044	$27,411,830	$33,954,846

See accompanying notes.

66

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004

	Marsico Growth Subaccount		MFS High Yield Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(137,692)	$(100,191)	$1,008,848	$811,744
Net realized capital gains (losses) on investments	61,156	(130,231)	923,615	343,747
Net change in unrealized appreciation/depreciation of investments	884,200	997,847	(1,906,267)	238,623

Increase (decrease) in net assets from operations	807,664	767,425	26,196	1,394,114
Contract transactions
Net contract purchase payments	434,215	264,408	145,340	222,314
Transfer payments from (to) other subaccounts or general account	3,312,183	1,803,357	(2,022,061)	(1,115,095)
Contract terminations, withdrawals, and other deductions	(621,033)	(268,084)	(1,308,879)	(1,073,122)
Contract maintenance charges	(32,604)	(18,137)	(48,814)	(56,597)

Increase (decrease) in net assets from contract transactions	3,092,761	1,781,544	(3,234,414)	(2,022,500)

Net increase (decrease) in net assets	3,900,425	2,548,969	(3,208,218)	(628,386)
Net assets:
Beginning of the period	8,301,221	5,752,252	18,154,970	18,783,356

End of the period	$12,201,646	$8,301,221	$14,946,752	$18,154,970

See accompanying notes.

67

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004

	Mercury Large Cap Value Subaccount		PIMCO Total Return Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(98,544)	$(41,623)	$97,043	$4,130
Net realized capital gains (losses) on investments	1,289,676	312,340	1,106,430	856,948
Net change in unrealized appreciation/depreciation of investments	483,276	1,158,045	(940,251)	58,295

Increase (decrease) in net assets from operations	1,674,408	1,428,762	263,222	919,373
Contract transactions
Net contract purchase payments	198,078	201,569	581,223	1,165,621
Transfer payments from (to) other subaccounts or general account	3,601,596	167,691	2,814,335	473,041
Contract terminations, withdrawals, and other deductions	(1,678,673)	(498,753)	(2,327,761)	(1,400,605)
Contract maintenance charges	(46,950)	(33,296)	(118,331)	(119,174)

Increase (decrease) in net assets from contract transactions	2,074,051	(162,789)	949,466	118,883

Net increase (decrease) in net assets	3,748,459	1,265,973	1,212,688	1,038,256
Net assets:
Beginning of the period	10,120,051	8,854,078	33,685,490	32,647,234

End of the period	$13,868,510	$10,120,051	$34,898,178	$33,685,490

See accompanying notes.

68

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004

	Salomon All Cap Subaccount		Transamerica Convertible Securities Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(219,480)	$(334,915)	$27,415	$14,143
Net realized capital gains (losses) on investments	561,902	(31,270)	520,230	253,528
Net change in unrealized appreciation/depreciation of investments	213,115	2,270,093	(449,852)	120,389

Increase (decrease) in net assets from operations	555,537	1,903,908	97,793	388,060
Contract transactions
Net contract purchase payments	343,134	903,772	50,925	103,108
Transfer payments from (to) other subaccounts or general account	(2,211,284)	(1,980,042)	425,924	948,010
Contract terminations, withdrawals, and other deductions	(1,706,682)	(999,284)	(163,491)	(157,516)
Contract maintenance charges	(83,669)	(86,560)	(12,674)	(11,717)

Increase (decrease) in net assets from contract transactions	(3,658,501)	(2,162,114)	300,684	881,885

Net increase (decrease) in net assets	(3,102,964)	(258,206)	398,477	1,269,945
Net assets:
Beginning of the period	26,426,713	26,684,919	4,021,256	2,751,311

End of the period	$23,323,749	$26,426,713	$4,419,733	$4,021,256

See accompanying notes.

69

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004

	Transamerica Equity Subaccount		Transamerica Growth Opportunities Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(274,750)	$(296,905)	$(172,194)	$(137,957)
Net realized capital gains (losses) on investments	1,373,387	139,420	1,923,184	284,630
Net change in unrealized appreciation/depreciation of investments	2,298,922	3,117,172	(243,878)	1,070,275

Increase (decrease) in net assets from operations	3,397,559	2,959,687	1,507,112	1,216,948
Contract transactions
Net contract purchase payments	380,850	338,676	145,081	199,087
Transfer payments from (to) other subaccounts or general account	101,331	8,463,715	(1,282,619)	7,128,557
Contract terminations, withdrawals, and other deductions	(2,985,413)	(912,035)	(1,096,539)	(309,766)
Contract maintenance charges	(84,459)	(72,588)	(39,824)	(33,427)

Increase (decrease) in net assets from contract transactions	(2,587,691)	7,817,768	(2,273,901)	6,984,451

Net increase (decrease) in net assets	809,868	10,777,455	(766,789)	8,201,399
Net assets:
Beginning of the period	24,537,935	13,760,480	12,326,776	4,125,377

End of the period	$25,347,803	$24,537,935	$11,559,987	$12,326,776

See accompanying notes.

70

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004

	Transamerica U.S. Government Securities Subaccount		Transamerica U.S. Government Securities-PAM Fund Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$761,689	$680,516	$(153)	$14,860
Net realized capital gains (losses) on investments	536,768	636,723	715	(8,202)
Net change in unrealized appreciation/depreciation of investments	(1,065,304)	(704,781)	—	—

Increase (decrease) in net assets from operations	233,153	612,458	562	6,658
Contract transactions
Net contract purchase payments	167,666	126,014	—	—
Transfer payments from (to) other subaccounts or general account	(981,459)	(6,059,121)	(562)	(6,476)
Contract terminations, withdrawals, and other deductions	(2,805,189)	(2,868,609)	—	(182)
Contract maintenance charges	(86,966)	(99,826)	—	—

Increase (decrease) in net assets from contract transactions	(3,705,948)	(8,901,542)	(562)	(6,658)

Net increase (decrease) in net assets	(3,472,795)	(8,289,084)	—	—
Net assets:
Beginning of the period	32,570,233	40,859,317	—	—

End of the period	$29,097,438	$32,570,233	$—	$—

See accompanying notes.

71

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004

	T. Rowe Price Equity Income Subaccount		T. Rowe Price Growth Stock Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$177,904	$(135,796)	$(522,851)	$(730,018)
Net realized capital gains (losses) on investments	6,245,932	392,088	(2,235,969)	(1,312,080)
Net change in unrealized appreciation/depreciation of investments	(4,856,305)	7,644,332	4,917,021	6,268,579

Increase (decrease) in net assets from operations	1,567,531	7,900,624	2,158,201	4,226,481
Contract transactions
Net contract purchase payments	373,755	732,921	359,846	668,043
Transfer payments from (to) other subaccounts or general account	(2,072,371)	(1,563,289)	(2,428,605)	(718,818)
Contract terminations, withdrawals, and other deductions	(6,014,803)	(3,711,364)	(4,117,596)	(2,661,727)
Contract maintenance charges	(171,179)	(172,279)	(152,830)	(151,202)

Increase (decrease) in net assets from contract transactions	(7,884,598)	(4,714,011)	(6,339,185)	(2,863,704)

Net increase (decrease) in net assets	(6,317,067)	3,186,613	(4,180,984)	1,362,777
Net assets:
Beginning of the period	66,641,589	63,454,976	55,424,244	54,061,467

End of the period	$60,324,522	$66,641,589	$51,243,260	$55,424,244

See accompanying notes.

72

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004

	T. Rowe Price Small Cap Subaccount		Van Kampen Active International Allocation Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(296,502)	$(289,982)	$451,490	$140,058
Net realized capital gains (losses) on investments	4,162,458	68,889	(1,324,628)	(1,780,803)
Net change in unrealized appreciation/depreciation of investments	(2,191,393)	1,894,564	3,607,734	4,268,799

Increase (decrease) in net assets from operations	1,674,563	1,673,471	2,734,596	2,628,054
Contract transactions
Net contract purchase payments	298,844	739,646	256,744	379,521
Transfer payments from (to) other subaccounts or general account	(1,125,060)	(40,551)	3,375,695	1,660,816
Contract terminations, withdrawals, and other deductions	(1,242,932)	(728,904)	(1,758,845)	(1,002,237)
Contract maintenance charges	(66,004)	(63,909)	(64,121)	(51,000)

Increase (decrease) in net assets from contract transactions	(2,135,152)	(93,718)	1,809,473	987,100

Net increase (decrease) in net assets	(460,589)	1,579,753	4,544,069	3,615,154
Net assets:
Beginning of the period	20,586,468	19,006,715	21,473,640	17,858,486

End of the period	$20,125,879	$20,586,468	$26,017,709	$21,473,640

See accompanying notes.

73

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004

	Van Kampen Large Cap Core Subaccount		Transamerica Money Market Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(36,621)	$52,211	$209,536	$(91,667)
Net realized capital gains (losses) on investments	(983,753)	(1,826,191)	(44)	(40)
Net change in unrealized appreciation/depreciation of investments	2,683,942	4,900,878	—	—

Increase (decrease) in net assets from operations	1,663,568	3,126,898	209,492	(91,707)
Contract transactions
Net contract purchase payments	21,415	92,104	484,864	419,578
Transfer payments from (to) other subaccounts or general account	(1,845,325)	(1,816,638)	1,949,817	772,998
Contract terminations, withdrawals, and other deductions	(5,139,235)	(2,046,708)	(3,560,877)	(4,254,513)
Contract maintenance charges	(64,740)	(71,194)	(47,764)	(56,240)

Increase (decrease) in net assets from contract transactions	(7,027,885)	(3,842,436)	(1,173,960)	(3,118,177)

Net increase (decrease) in net assets	(5,364,317)	(715,538)	(964,468)	(3,209,884)
Net assets:
Beginning of the period	30,576,153	31,291,691	15,314,122	18,524,006

End of the period	$25,211,836	$30,576,153	$14,349,654	$15,314,122

See accompanying notes.

74

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004

	Van Kampen Mid-Cap Growth Subaccount		AIM V.I. Basic Value Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(117,522)	$(136,222)	$(76,675)	$(80,202)
Net realized capital gains (losses) on investments	22,141	(270,022)	412,614	284,838
Net change in unrealized appreciation/depreciation of investments	565,422	893,328	(179,404)	250,727

Increase (decrease) in net assets from operations	470,041	487,084	156,535	455,363
Contract transactions
Net contract purchase payments	107,287	272,413	10,300	276,330
Transfer payments from (to) other subaccounts or general account	(1,008,136)	(1,091,441)	(668,226)	18,823
Contract terminations, withdrawals, and other deductions	(426,415)	(408,574)	(272,904)	(301,052)
Contract maintenance charges	(28,584)	(31,435)	(15,898)	(16,539)

Increase (decrease) in net assets from contract transactions	(1,355,848)	(1,259,037)	(946,728)	(22,438)

Net increase (decrease) in net assets	(885,807)	(771,953)	(790,193)	432,925
Net assets:
Beginning of the period	9,197,375	9,969,328	5,355,108	4,922,183

End of the period	$8,311,568	$9,197,375	$4,564,915	$5,355,108

See accompanying notes.

75

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004

	AIM V.I. Capital Appreciation Subaccount		AllianceBernstein Growth & Income Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(12,992)	$(12,694)	$(37,049)	$(156,486)
Net realized capital gains (losses) on investments	17,053	29,414	324,962	49,824
Net change in unrealized appreciation/depreciation of investments	54,284	23,892	292,653	1,949,023

Increase (decrease) in net assets from operations	58,345	40,612	580,566	1,842,361
Contract transactions
Net contract purchase payments	13,985	15,228	180,513	142,302
Transfer payments from (to) other subaccounts or general account	(6,436)	(49,577)	(1,204,878)	(1,654,587)
Contract terminations, withdrawals, and other deductions	(17,241)	(25,646)	(1,028,228)	(951,118)
Contract maintenance charges	(2,941)	(2,999)	(57,665)	(61,538)

Increase (decrease) in net assets from contract transactions	(12,633)	(62,994)	(2,110,258)	(2,524,941)

Net increase (decrease) in net assets	45,712	(22,382)	(1,529,692)	(682,580)
Net assets:
Beginning of the period	854,093	876,475	20,658,192	21,340,772

End of the period	$899,805	$854,093	$19,128,500	$20,658,192

See accompanying notes.

76

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004

	AllianceBernstein Large Cap Growth Subaccount		Janus Aspen - Mid Cap Growth Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(138,564)	$(153,917)	$(56,774)	$(50,450)
Net realized capital gains (losses) on investments	48,944	(398,328)	146,770	(840)
Net change in unrealized appreciation/depreciation of investments	1,218,400	1,190,546	289,763	646,608

Increase (decrease) in net assets from operations	1,128,780	638,301	379,759	595,318
Contract transactions
Net contract purchase payments	93,703	265,692	15,047	35,822
Transfer payments from (to) other subaccounts or general account	(1,231,078)	(1,416,438)	(41,887)	53,790
Contract terminations, withdrawals, and other deductions	(641,641)	(486,034)	(397,716)	(66,462)
Contract maintenance charges	(30,298)	(35,129)	(13,038)	(12,090)

Increase (decrease) in net assets from contract transactions	(1,809,314)	(1,671,909)	(437,594)	11,060

Net increase (decrease) in net assets	(680,534)	(1,033,608)	(57,835)	606,378
Net assets:
Beginning of the period	10,321,346	11,354,954	3,764,235	3,157,857

End of the period	$9,640,812	$10,321,346	$3,706,400	$3,764,235

See accompanying notes.

77

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004

	Janus Aspen - Mid Cap Value Subaccount		Janus Aspen - Worldwide Growth Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(15,377)	$32,665	$(26,304)	$(54,191)
Net realized capital gains (losses) on investments	270,652	89,713	(78,959)	(65,708)
Net change in unrealized appreciation/depreciation of investments	(111,653)	152,516	433,405	401,281

Increase (decrease) in net assets from operations	143,622	274,894	328,142	281,382
Contract transactions
Net contract purchase payments	430	340	214,992	132,961
Transfer payments from (to) other subaccounts or general account	(93,884)	(118,732)	(1,130,791)	(119,523)
Contract terminations, withdrawals, and other deductions	(135,685)	(138,725)	(275,197)	(258,182)
Contract maintenance charges	(4,790)	(5,281)	(27,800)	(28,735)

Increase (decrease) in net assets from contract transactions	(233,929)	(262,398)	(1,218,796)	(273,479)

Net increase (decrease) in net assets	(90,307)	12,496	(890,654)	7,903
Net assets:
Beginning of the period	1,854,381	1,841,885	9,598,270	9,590,367

End of the period	$1,764,074	$1,854,381	$8,707,616	$9,598,270

See accompanying notes.

78

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004

	MFS New Discovery Subaccount		MFS Total Return Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(37,433)	$(33,574)	$19,809	$(2,656)
Net realized capital gains (losses) on investments	132,835	95,060	472,166	226,387
Net change in unrealized appreciation/depreciation of investments	(13,641)	101,022	(422,135)	296,389

Increase (decrease) in net assets from operations	81,761	162,508	69,840	520,120
Contract transactions
Net contract purchase payments	27,203	136,940	200,460	93,399
Transfer payments from (to) other subaccounts or general account	(26,729)	166,204	552,672	448,450
Contract terminations, withdrawals, and other deductions	(52,048)	(33,592)	(439,410)	(578,721)
Contract maintenance charges	(7,474)	(6,701)	(17,935)	(15,938)

Increase (decrease) in net assets from contract transactions	(59,048)	262,851	295,787	(52,810)

Net increase (decrease) in net assets	22,713	425,359	365,627	467,310
Net assets:
Beginning of the period	2,500,824	2,075,465	6,064,791	5,597,481

End of the period	$2,523,537	$2,500,824	$6,430,418	$6,064,791

See accompanying notes.

79

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004

	Fidelity - VIP Contrafund® Subaccount		Fidelity - VIP Equity-Income Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(341,186)	$(277,093)	$(4,414)	$(10,651)
Net realized capital gains (losses) on investments	916,983	471,955	732,872	82,741
Net change in unrealized appreciation/depreciation of investments	2,949,933	2,518,975	(210,985)	1,304,689

Increase (decrease) in net assets from operations	3,525,730	2,713,837	517,473	1,376,779
Contract transactions
Net contract purchase payments	264,780	493,436	137,126	255,013
Transfer payments from (to) other subaccounts or general account	4,038,977	(285,552)	(600,402)	(746,535)
Contract terminations, withdrawals, and other deductions	(1,994,996)	(1,196,748)	(1,254,887)	(1,007,206)
Contract maintenance charges	(75,232)	(61,760)	(41,783)	(43,345)

Increase (decrease) in net assets from contract transactions	2,233,529	(1,050,624)	(1,759,946)	(1,542,073)

Net increase (decrease) in net assets	5,759,259	1,663,213	(1,242,473)	(165,294)
Net assets:
Beginning of the period	22,874,082	21,210,869	15,299,605	15,464,899

End of the period	$28,633,341	$22,874,082	$14,057,132	$15,299,605

See accompanying notes.

80

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004

	Fidelity - VIP Growth Subaccount		Fidelity - VIP Growth Opportunities Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(58,206)	$(71,870)	$(10,705)	$(15,627)
Net realized capital gains (losses) on investments	184,219	171,864	2,670	(9,857)
Net change in unrealized appreciation/depreciation of investments	39,527	(22,765)	92,649	96,240

Increase (decrease) in net assets from operations	165,540	77,229	84,614	70,756
Contract transactions
Net contract purchase payments	40,524	56,776	4,605	2,900
Transfer payments from (to) other subaccounts or general account	(386,449)	(338,354)	(126,699)	(150,789)
Contract terminations, withdrawals, and other deductions	(234,104)	(239,476)	(24,658)	(40,949)
Contract maintenance charges	(17,758)	(19,181)	(3,741)	(4,293)

Increase (decrease) in net assets from contract transactions	(597,787)	(540,235)	(150,493)	(193,131)

Net increase (decrease) in net assets	(432,247)	(463,006)	(65,879)	(122,375)
Net assets:
Beginning of the period	5,034,814	5,497,820	1,387,125	1,509,500

End of the period	$4,602,567	$5,034,814	$1,321,246	$1,387,125

See accompanying notes.

81

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004

	Fidelity - VIP Mid Cap Subaccount		Fidelity - VIP Value Strategies Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(664,154)	$(571,894)	$(168,788)	$(161,218)
Net realized capital gains (losses) on investments	3,872,631	1,051,257	1,456,136	594,802
Net change in unrealized appreciation/depreciation of investments	3,527,343	7,675,598	(1,196,793)	812,884

Increase (decrease) in net assets from operations	6,735,820	8,154,961	90,555	1,246,468
Contract transactions
Net contract purchase payments	491,640	695,438	94,915	463,775
Transfer payments from (to) other subaccounts or general account	94,085	948,122	184,649	491,535
Contract terminations, withdrawals, and other deductions	(4,318,366)	(1,776,508)	(1,301,878)	(278,009)
Contract maintenance charges	(144,973)	(121,815)	(43,143)	(38,715)

Increase (decrease) in net assets from contract transactions	(3,877,614)	(254,763)	(1,065,457)	638,586

Net increase (decrease) in net assets	2,858,206	7,900,198	(974,902)	1,885,054
Net assets:
Beginning of the period	43,790,302	35,890,104	11,811,377	9,926,323

End of the period	$46,648,508	$43,790,302	$10,836,475	$11,811,377

See accompanying notes.

82

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004

	Mercury Basic Value V.I. Subaccount		Mercury High Current Income V.I. Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(137,645)	$(316,738)	$1,154,471	$1,086,757
Net realized capital gains (losses) on investments	6,609,278	643,217	(20,633)	(471,118)
Net change in unrealized appreciation/depreciation of investments	(5,644,986)	6,712,812	(1,140,748)	1,054,580

Increase (decrease) in net assets from operations	826,647	7,039,291	(6,910)	1,670,219
Contract transactions
Net contract purchase payments	474,672	1,104,224	91,543	103,628
Transfer payments from (to) other subaccounts or general account	(4,196,963)	(1,261,206)	(921,786)	(1,056,862)
Contract terminations, withdrawals, and other deductions	(6,011,799)	(4,795,118)	(2,012,173)	(966,608)
Contract maintenance charges	(209,449)	(214,000)	(35,772)	(39,206)

Increase (decrease) in net assets from contract transactions	(9,943,539)	(5,166,100)	(2,878,188)	(1,959,048)

Net increase (decrease) in net assets	(9,116,892)	1,873,191	(2,885,098)	(288,829)
Net assets:
Beginning of the period	80,870,750	78,997,559	17,454,592	17,743,421

End of the period	$71,753,858	$80,870,750	$14,569,494	$17,454,592

See accompanying notes.

83

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004

	Mercury Global Allocation V.I. Subaccount
	2005	2004
Operations
Net investment income (loss)	$134,167	$137,756
Net realized capital gains (losses) on investments	219,064	56,520
Net change in unrealized appreciation/depreciation of investments	603,021	561,491

Increase (decrease) in net assets from operations	956,252	755,767
Contract transactions
Net contract purchase payments	325,679	118,563
Transfer payments from (to) other subaccounts or general account	4,597,622	3,594,297
Contract terminations, withdrawals, and other deductions	(712,665)	(331,387)
Contract maintenance charges	(27,915)	(13,927)

Increase (decrease) in net assets from contract transactions	4,182,721	3,367,546

Net increase (decrease) in net assets	5,138,973	4,123,313
Net assets:
Beginning of the period	7,607,903	3,484,590

End of the period	$12,746,876	$7,607,903

See accompanying notes.

84

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2005

1. Organization and Summary of Significant Accounting Policies

Organization

Transamerica Life Insurance Company Separate Account VA B (the Mutual Fund Account) is a segregated investment account of Transamerica Life Insurance Company (Transamerica Life), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of multiple investment subaccounts (each a Series Fund and collectively the Series Funds). Activity in these specified investment subaccounts is available to contract owners of the Transamerica Landmark ML Variable Annuity. All portfolios of the Mutual Fund Account, except for those of the FAM Variable Series Fund, Inc., are also available to the contract owners of the Transamerica Landmark Variable Annuity and the Transamerica Freedom Variable Annuity, also issued by Transamerica Life. The amounts reported herein represent the activity related to contract owners of the Transamerica Landmark ML Variable Annuity only. Each Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. The Transamerica U.S. Government Securities-PAM Fund-Service Class subaccount (“PAM”) (formerly Transamerica U.S. Government Securities-Safe Fund-Service Class) was added on November 3, 2003 solely to facilitate a contract owner purchase option. If this option is elected, assets are automatically allocated from the contract owner's other subaccounts into the “PAM” when the policy value has dropped relative to the guaranteed amount.

Subaccount Investment by Fund:

    AEGON/Transamerica Series Trust

Asset Allocation-Growth Portfolio

Asset Allocation-Conservative Portfolio

Asset Allocation-Moderate Portfolio

Asset Allocation-Moderate Growth Portfolio

American Century Large Company Value

American Century International

Capital Guardian Global

Capital Guardian U.S. Equity

Capital Guardian Value

Clarion Global Real Estate Securities

Transamerica Small/Mid Cap Value

Great Companies-AmericaSM

Great Companies-TechnologySM

Transamerica Balanced

Templeton Great Companies-Global

Janus Growth

Jennison Growth

J.P. Morgan Enhanced Index

Marsico Growth

MFS High Yield

Mercury Large Cap Value

PIMCO Total Return

Salomon All Cap

Transamerica Convertible Securities

Transamerica Equity

Transamerica Growth Opportunities

85

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2005

1. Organization and Summary of Significant Accounting Policies (continued)

Subaccount Investment by Fund: (continued)

Transamerica U.S. Government Securities

Transamerica U.S. Government Securities-PAM Fund

T. Rowe Price Equity Income

T. Rowe Price Growth Stock

T. Rowe Price Small Cap

Van Kampen Active International Allocation

Van Kampen Large Cap Core

Transamerica Money Market

Van Kampen Mid-Cap Growth

AIM	Variable Insurance Funds - Series II:

AIM V.I. Basic Value Fund-Series II

AIM V.I. Capital Appreciation Fund-Series II

AllianceBernstein	Variable Products Series Fund, Inc.-Class B:

AllianceBernstein Growth & Income Portfolio-Class B

AllianceBernstein Large Cap Growth Portfolio-Class B

    Janus Aspen Series-Service Shares:

Janus Aspen-Mid Cap Growth Portfolio-Service Shares

Janus Aspen-Mid Cap Value Portfolio-Service Shares

Janus Aspen-Worldwide Growth-Service Shares

MFS®	Variable Insurance TrustSM-Service Class:

MFS New Discovery Series-Service Class

MFS Total Return Series-Service Class

Variable	Insurance Products Fund (VIP) - Service Class 2:

Fidelity-VIP Contrafund® Portfolio-Service Class 2

Fidelity-VIP Equity-Income Portfolio-Service Class 2

Fidelity-VIP Growth Portfolio-Service Class 2

Fidelity-VIP Growth Opportunities Portfolio

Fidelity-VIP Mid Cap Portfolio-Service Class 2

Fidelity-VIP Value Strategies Portfolio-Service Class 2

FAM	Variable Series Funds, Inc.

Mercury Basic Value V.I. Fund

Mercury High Current Income V.I. Fund

Mercury Global Allocation V.I. Fund

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
AllianceBernstein Growth & Income	May 1, 2001
AllianceBernstein Premier Growth	May 1, 2001
American Century Large Company Value	May 1, 2001
American Century International	May 1, 2001
Fidelity - VIP Growth	May 1, 2001
Great Companies - AmericaSM	May 1, 2001
Great Companies - TechnologySM	May 1, 2001

86

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2005

1. Organization and Summary of Significant Accounting Policies (continued)

Subaccount	Inception Date
Transamerica Growth Opportunities	May 1, 2001
Van Kampen Emerging Growth	May 1, 2001
Asset Allocation-Growth	May 1, 2002
Asset Allocation-Conservative	May 1, 2002
Asset Allocation-Moderate	May 1, 2002
Asset Allocation-Moderate Growth	May 1, 2002
Clarion Real Estate Securities	May 1, 2002
Transamerica Balanced	May 1, 2002
PIMCO Total Return	May 1, 2002
Transamerica Convertible Securities	May 1, 2002
AIM V.I. Basic Value	May 1, 2002
AIM V.I. Capital Appreciation	May 1, 2002
MFS New Discovery	May 1, 2002
MFS Total Return	May 1, 2002
Fidelity-VIP Value Strategies	May 1, 2002
Janus Growth	May 1, 2003
Transamerica Money Market	May 1, 2003
Janus Aspen-Mid Cap Value	May 1, 2003
Transamerica U.S. Government Securities Pam Fund	November 3, 2003
Merrill Lynch Global Allocation V.I.	November 21, 2003

The following Portfolio name changes were made effective during the fiscal year ended December 31, 2005:

Portfolio	Formerly
AllianceBernstein Large Cap Growth Portfolio-Class B	AllianceBernstein Premier Growth Portfolio-Class B
Mercury Basic Value V.I. Fund	Merrill Lynch Basic Value V.I. Fund
Mercury High Current Income V.I. Fund	Merrill Lynch High Current Income V.I. Fund
Mercury Global Allocation V.I. Fund	Merrill Lynch Global Allocation V.I. Fund
Clarion Global Real Estate Securities	Clarion Real Estate Securities
Van Kampen Mid-Cap Growth	Van Kampen Emerging Growth

The following subaccounts are only available to contract owners that held an investment in the subaccount on the designated closing date:

Subaccount	Close Date
Marsico Growth	May 1, 2002
T. Rowe Price Equity Income	May 1, 2002
Janus Aspen - Strategic Value	May 1, 2002
Fidelity - VIP Growth Opportunities	May 1, 2002
Transamerica Small/Mid Cap Value	July 1, 2002

87

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2005

1. Organization and Summary of Significant Accounting Policies (continued)

As of May 1, 2003, new contract holders may only invest in the Service Class subaccounts. The Initial Class subaccounts are only available to contract holders that had purchases prior to May 1, 2003. The Service Class has a Rule 12b-1 Plan (and higher expenses) and the Initial Class does not.

The Marsico Growth subaccount was re-opened May 1, 2003. If the contract holder purchased the policy prior to May 1, 2003, they can only invest in the Initial Class. If the contract holder purchased the policy on May 1, 2003, or after, they may only invest in Service Class.

Investments

Net purchase payments received by the Mutual Fund Account for the Transamerica Landmark ML Variable Annuity are invested in the portfolios of the Series Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2005.

Realized capital gains and losses from the sales of shares in the Series Funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from the investments in the Series Funds are included in the Statements of Operations.

Dividend Income

Dividends received from the Series Funds investments are reinvested to purchase additional mutual fund shares.

88

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2005

2. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2005 were as follows:

	Purchases	Sales
AEGON/Transamerica Series Fund, Inc.:
Asset Allocation-Growth Portfolio
Initial	$15,012,261	$4,726,758
Service	582,716	87,598
Asset Allocation-Conservative Portfolio
Initial	6,601,048	4,147,078
Service	1,857,153	126,898
Asset Allocation-Moderate Portfolio
Initial	15,197,454	12,006,293
Service	6,823,765	714,307
Asset Allocation-Moderate Growth Portfolio
Initial	22,961,582	16,393,522
Service	11,661,660	497,336
American Century Large Company Value
Initial	795,092	1,264,471
Service	93,903	20,731
American Century International
Initial	2,920,408	1,366,401
Service	190,502	86,356
Capital Guardian Global
Initial	2,426,820	2,819,719
Service	136,367	1,749
Capital Guardian U.S. Equity
Initial	1,750,340	4,684,631
Service	160,063	2,533
Capital Guardian Value
Initial	3,037,409	6,873,579
Service	196,276	38,200
Clarion Global Real Estate Securities
Initial	2,743,327	2,253,791
Service	88,047	116,328
Transamerica Small/Mid Cap Value
Initial	3,179,478	13,903,066
Great Companies-AmericaSM
Initial	227,534	593,597
Service	—	—
Great Companies-TechnologySM
Initial	211,574	550,959
Service	15,754	30,852
Transamerica Balanced
Initial	235,823	95,206
Service	3,893	607

89

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2005

2. Investments (continued)

	Purchases	Sales
Templeton Great Companies-Global
Initial	$912,716	$957,021
Service	43,068	237
Janus Growth
Initial	297,794	7,413,114
Service	76,025	33,279
Jennison Growth
Initial	379,038	650,471
Service	44,100	44,223
J.P. Morgan Enhanced Index
Initial	1,399,197	8,495,836
Service	81,596	4,496
Marsico Growth
Initial	4,010,677	1,489,650
Service	476,024	41,990
MFS High Yield
Initial	1,894,403	3,781,047
Service	59,338	18,129
Mercury Large Cap Value
Initial	5,111,308	2,582,229
Service	241,604	78,305
PIMCO Total Return
Initial	6,084,659	4,467,577
Service	246,381	18,638
Salomon All Cap
Initial	691,148	4,682,750
Service	176,845	63,176
Transamerica Convertible Securities
Initial	1,279,206	581,855
Service	32,377	1,056
Transamerica Equity
Initial	2,180,284	4,671,272
Service	76,841	68,992
Transamerica Growth Opportunities
Initial	1,547,578	3,154,860
Service	62,802	22,252
Transamerica U.S. Government Securities
Initial	5,075,366	7,714,146
Service	77,292	1,534
Transamerica U.S. Government Securities-PAM Fund
Service	64,176	64,890
T. Rowe Price Equity Income
Initial	7,242,611	10,394,264
Service	190,705	20,078
T. Rowe Price Growth Stock
Initial	1,334,615	8,184,904
Service	243	12,005

90

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2005

2. Investments (continued)

	Purchases	Sales
T. Rowe Price Small Cap
Initial	$4,743,669	$3,728,750
Service	328,408	31,932
Van Kampen Active International Allocation
Initial	4,848,642	2,754,725
Service	271,373	104,326
Van Kampen Large Cap Core
Initial	739,399	7,801,621
Service	46,636	48,912
Transamerica Money Market
Initial	12,217,294	13,386,862
Service	1,042,341	837,239
Van Kampen Mid-Cap Growth
Initial	292,943	1,783,127
Service	21,107	4,287
AIM Variable Insurance Funds - Series II:
AIM V.I. Basic Value Fund-Series II	202,419	1,174,039
AIM V.I. Capital Appreciation Fund-Series II	45,265	70,903
AllianceBernstein Variable Products Series Fund, Inc.-Class B:
AllianceBernstein Growth & Income Portfolio-Class B	746,465	2,893,798
AllianceBernstein Large Cap Growth Portfolio-Class B	365,156	2,313,038
Janus Aspen Series-Service Shares:
Janus Aspen-Mid Cap Growth Portfolio-Service Shares	160,190	654,567
Janus Aspen-Mid Cap Value Portfolio-Service Shares	201,078	271,559
Janus Aspen-Worldwide Growth-Service Shares	506,261	1,751,383
MFS® Variable Insurance TrustSM-Service Class:
MFS New Discovery Series-Service Class	430,601	527,077
MFS Total Return Series-Service Class	1,786,776	1,216,056
Variable Insurance Products Fund (VIP) - Service Class 2:
Fidelity-VIP Contrafund® Portfolio-Service Class 2	5,169,432	3,272,733
Fidelity-VIP Equity-Income Portfolio-Service Class 2	1,043,127	2,278,003
Fidelity-VIP Growth Portfolio-Service Class 2	139,875	795,884
Fidelity-VIP Growth Opportunities Portfolio	11,552	172,750
Fidelity-VIP Mid Cap Portfolio-Service Class 2	3,962,368	7,764,323
Fidelity-VIP Value Strategies Portfolio-Service Class 2	1,692,804	2,570,854
FAM Variable Series Funds, Inc.
Mercury Basic Value V.I. Fund	7,000,993	11,807,215
Mercury High Current Income V.I. Fund	1,913,601	3,634,702
Mercury Global Allocation V.I. Fund	5,583,029	1,266,139

91

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2005

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Asset Allocation - Growth Subaccount	Asset Allocation - Conservative Subaccount	Asset Allocation - Moderate Subaccount	Asset Allocation - Moderate Growth Subaccount	American Century Large Company Value Subaccount
Units outstanding at January 1, 2004	20,889,841	20,392,197	68,757,111	62,980,574	7,379,445
Units purchased	2,249,323	1,263,897	6,032,087	5,308,838	286,740
Units redeemed and transferred	8,962,887	(1,914,765)	3,271,832	14,095,606	(383,249)

Units outstanding at December 31, 2004	32,102,051	19,741,329	78,061,030	82,385,018	7,282,936
Units purchased	903,260	1,026,645	5,669,301	9,162,719	85,474
Units redeemed and transferred	6,837,240	696,489	(1,774,469)	2,105,391	(689,661)

Units outstanding at December 31, 2005	39,842,551	21,464,463	81,955,862	93,653,128	6,678,749

92

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2005

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	American Century International Subaccount	Capital Guardian Global Subaccount	Capital Guardian U.S. Equity Subaccount	Capital Guardian Value Subaccount	Clarion Global Real Estate Securities Subaccount
Units outstanding at January 1, 2004	10,538,156	14,579,543	27,483,502	25,480,498	3,751,438
Units purchased	74,689	259,218	235,972	522,792	42,613
Units redeemed and transferred	(328,179)	721,087	(2,047,268)	(1,792,545)	573,639

Units outstanding at December 31, 2004	10,284,666	15,559,848	25,672,206	24,210,745	4,367,690
Units purchased	117,940	143,335	381,305	232,411	48,354
Units redeemed and transferred	736,486	(538,073)	(3,736,318)	(3,090,956)	(135,403)

Units outstanding at December 31, 2005	11,139,092	15,165,110	22,317,193	21,352,200	4,280,641

93

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2005

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica Small/Mid Cap Value Subaccount	Great Companies- AmericaSM Subaccount	Great Companies - TechnologySM Subaccount	Transamerica Balanced Subaccount	Templeton Great Companies - Global Subaccount
Units outstanding at January 1, 2004	33,176,707	3,844,168	2,755,824	1,427,595	3,218,482
Units purchased	257,377	75,450	227,835	10,037	32,155
Units redeemed and transferred	(4,245,201)	(479,978)	652,182	(102,817)	2,148,468

Units outstanding at December 31, 2004	29,188,883	3,439,640	3,635,841	1,334,815	5,399,105
Units purchased	163,173	31,667	30,043	249	55,266
Units redeemed and transferred	(5,056,720)	(382,582)	(499,692)	32,542	(154,011)

Units outstanding at December 31, 2005	24,295,336	3,088,725	3,166,192	1,367,606	5,300,360

94

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2005

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Janus Growth Subaccount	Jennison Growth Subaccount	J.P. Morgan Enhanced Index Subaccount	Marsico Growth Subaccount	MFS High Yield Subaccount
Units outstanding at January 1, 2004	5,305,180	5,959,304	29,840,663	7,691,214	16,709,262
Units purchased	60,435	20,096	259,169	242,560	212,326
Units redeemed and transferred	(286,873)	(736,162)	(4,364,758)	1,929,448	(1,988,609)

Units outstanding at December 31, 2004	5,078,742	5,243,238	25,735,074	9,863,222	14,932,979
Units purchased	87,736	18,964	122,999	340,044	122,610
Units redeemed and transferred	(761,904)	(588,746)	(5,312,082)	2,897,709	(2,798,771)

Units outstanding at December 31, 2005	4,404,574	4,673,456	20,545,991	13,100,975	12,256,818

95

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2005

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Mercury Large Cap Value Subaccount	PIMCO Total Return Subaccount	Salomon All Cap Subaccount	Transamerica Convertible Securities Subaccount	Transamerica Equity Subaccount
Units outstanding at January 1, 2004	8,162,338	30,067,126	27,100,230	2,449,865	18,564,983
Units purchased	193,440	1,069,254	843,042	88,371	424,240
Units redeemed and transferred	(376,801)	(985,210)	(3,028,321)	674,215	9,913,870

Units outstanding at December 31, 2004	7,978,977	30,151,170	24,914,951	3,212,451	28,903,093
Units purchased	129,388	530,824	291,587	41,409	457,153
Units redeemed and transferred	1,432,949	321,028	(3,771,872)	196,076	(3,386,331)

Units outstanding at December 31, 2005	9,541,314	31,003,022	21,434,666	3,449,936	25,973,915

96

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2005

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica Growth Opportunities Subaccount	Transamerica U.S. Government Securities Subaccount	Transamerica U.S. Government Securities-PAM Fund Subaccount	T. Rowe Price Equity Income Subaccount	T. Rowe Price Growth Stock Subaccount
Units outstanding at January 1, 2004	3,495,466	32,482,267	—	37,984,818	32,837,085
Units purchased	160,352	117,129	—	580,794	349,265
Units redeemed and transferred	5,403,919	(6,966,278)	—	(2,865,025)	(1,460,513)

Units outstanding at December 31, 2004	9,059,737	25,633,118	—	35,700,587	31,725,837
Units purchased	120,168	154,025	—	228,115	211,910
Units redeemed and transferred	(1,727,077)	(2,963,076)	—	(4,147,643)	(3,324,840)

Units outstanding at December 31, 2005	7,452,828	22,824,067	—	31,781,059	28,612,907

97

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2005

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	T. Rowe Price Small Cap Subaccount	Van Kampen Active International Allocation Subaccount	Van Kampen Large Cap Core Subaccount	Transamerica Money Market Subaccount	Van Kampen Mid- Cap Growth Subaccount
Units outstanding at January 1, 2004	22,669,160	14,866,543	17,865,172	15,095,356	14,512,596
Units purchased	725,161	362,740	87,700	405,996	389,499
Units redeemed and transferred	(999,178)	889,198	(1,835,173)	(2,841,978)	(2,276,877)

Units outstanding at December 31, 2004	22,395,143	16,118,481	16,117,699	12,659,374	12,625,218
Units purchased	259,373	189,335	13,377	448,135	138,971
Units redeemed and transferred	(2,670,396)	1,287,986	(3,208,190)	(1,323,808)	(2,044,582)

Units outstanding at December 31, 2005	19,984,120	17,595,802	12,922,886	11,783,701	10,719,607

98

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2005

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	AIM V.I. Basic Value Subaccount	AIM V.I. Capital Appreciation Subaccount	AllianceBernstein Growth & Income Subaccount	AllianceBernstein Large Cap Growth Subaccount	Janus Aspen - Mid Cap Growth Subaccount
Units outstanding at January 1, 2004	4,951,360	869,283	22,924,787	15,672,997	6,219,835
Units purchased	248,909	15,920	206,117	419,366	50,787
Units redeemed and transferred	(291,051)	(76,194)	(2,889,730)	(2,791,847)	(85,261)

Units outstanding at December 31, 2004	4,909,218	809,009	20,241,174	13,300,516	6,185,361
Units purchased	9,441	12,370	170,768	116,831	17,409
Units redeemed and transferred	(894,447)	(24,281)	(2,243,287)	(2,374,615)	(608,331)

Units outstanding at December 31, 2005	4,024,212	797,098	18,168,655	11,042,732	5,594,439

99

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2005

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Janus Aspen - Mid Cap Value Subaccount	Janus Aspen - Worldwide Growth Subaccount	MFS New Discovery Subaccount	MFS Total Return Subaccount	Fidelity - VIP Contrafund® Subaccount
Units outstanding at January 1, 2004	1,943,972	13,991,910	2,117,624	5,342,748	22,203,866
Units purchased	344	192,167	146,433	99,284	501,154
Units redeemed and transferred	(257,657)	(598,264)	176,717	(145,984)	(1,589,331)

Units outstanding at December 31, 2004	1,686,659	13,585,813	2,440,774	5,296,048	21,115,689
Units purchased	388	294,692	26,509	174,056	242,169
Units redeemed and transferred	(207,569)	(2,038,098)	(83,670)	85,894	1,614,387

Units outstanding at December 31, 2005	1,479,478	11,842,407	2,383,613	5,555,998	22,972,245

100

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2005

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Fidelity - VIP Equity-Income Subaccount	Fidelity - VIP Growth Subaccount	Fidelity - VIP Growth Opportunities Subaccount	Fidelity - VIP Mid Cap Subaccount	Fidelity - VIP Value Strategies Subaccount
Units outstanding at January 1, 2004	15,031,093	6,851,770	1,941,381	28,564,357	8,563,860
Units purchased	224,834	73,499	4,141	532,961	388,428
Units redeemed and transferred	(1,717,754)	(735,318)	(273,022)	(721,611)	132,642

Units outstanding at December 31, 2004	13,538,173	6,189,951	1,672,500	28,375,707	9,084,930
Units purchased	126,045	49,974	5,599	323,260	76,433
Units redeemed and transferred	(1,697,423)	(807,848)	(208,895)	(2,697,190)	(899,963)

Units outstanding at December 31, 2005	11,966,795	5,432,077	1,469,204	26,001,777	8,261,400

101

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2005

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Mercury Basic Value V.I. Subaccount	Mercury High Current Income V.I. Subaccount	Mercury Global Allocation V.I. Subaccount
Units outstanding at January 1, 2004	59,615,627	14,895,134	3,933,458
Units purchased	892,077	84,250	100,576
Units redeemed and transferred	(4,499,460)	(1,686,339)	3,193,231

Units outstanding at December 31, 2004	56,008,244	13,293,045	7,227,265
Units purchased	384,477	75,133	266,977
Units redeemed and transferred	(7,199,765)	(2,300,091)	3,130,709

Units outstanding at December 31, 2005	49,192,956	11,068,087	10,624,951

102

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2005

4. Financial Highlights

The Mutual Fund Account offers various death benefit options, which have differing fees that are charged against the contract owner's account balance. These charges are discussed in more detail in the individual's policy. Differences in the fee structures for these units results in different unit values, expense ratios, and total returns.

Effective with the 2001 annual financial statements, the Mutual Fund Account has presented the following disclosures required by the AICPA Audit and Accounting Guide for Investment Companies.

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Asset Allocation - Growth
	12/31/2005		39,842,551	$1.30	to	$1.51	$51,813,418	0.46%	1.25% to 2.30%	10.86%	to	9.41%
	12/31/2004		32,102,051	1.17	to	1.38	37,783,628	0.09	1.25 to 2.30	12.77	to	11.34
	12/31/2003		20,889,841	1.04	to	1.24	21,678,345	0.16	1.25 to 2.30	29.18	to	24.08
	12/31/2002	(1)	8,612,238	0.81	to	0.80	6,929,921	0.00	1.25 to 2.05	(19.38)	to	(19.80)
Asset Allocation - Conservative
	12/31/2005		21,464,463	1.23	to	1.26	26,205,651	2.71	1.25 to 2.30	3.89	to	2.65
	12/31/2004		19,741,329	1.18	to	1.23	23,185,387	0.30	1.25 to 2.30	8.36	to	6.98
	12/31/2003		20,392,197	1.09	to	1.15	22,108,624	0.12	1.25 to 2.30	21.40	to	15.12
	12/31/2002	(1)	11,317,292	0.90	to	0.89	10,138,624	0.00	1.25 to 2.05	(10.21)	to	(10.68)
Asset Allocation - Moderate
	12/31/2005		81,955,862	1.25	to	1.33	102,276,116	1.81	1.25 to 2.30	6.12	to	4.73
	12/31/2004		78,061,030	1.18	to	1.27	91,592,641	0.26	1.25 to 2.30	10.02	to	8.62
	12/31/2003		68,757,112	1.07	to	1.17	73,336,695	0.11	1.25 to 2.30	23.33	to	17.30
	12/31/2002	(1)	33,213,809	0.87	to	0.86	28,813,179	0.00	1.25 to 2.05	(13.06)	to	(13.52)
Asset Allocation - Moderate Growth
	12/31/2005		93,653,128	1.29	to	1.42	121,177,273	1.15	1.25 to 2.30	8.56	to	7.25
	12/31/2004		82,385,018	1.18	to	1.33	97,387,524	0.19	1.25 to 2.30	12.14	to	10.61
	12/31/2003		62,980,574	1.06	to	1.20	66,175,170	0.15	1.25 to 2.30	25.60	to	19.99
	12/31/2002	(1)	29,707,087	0.84	to	0.84	24,920,409	0.00	1.25 to 2.05	(15.93)	to	(16.37)
American Century Large Company Value
	12/31/2005		6,678,749	1.10	to	1.38	7,406,721	0.65	1.25 to 2.30	2.86	to	1.50
	12/31/2004		7,282,936	1.07	to	1.36	7,833,657	0.99	1.25 to 2.30	12.50	to	11.05
	12/31/2003		7,379,445	0.95	to	1.23	7,025,630	0.31	1.25 to 2.30	27.20	to	22.52
	12/31/2002		5,839,533	0.75	to	0.82	4,374,825	0.04	1.25 to 2.05	(20.38)	to	(18.05)
	12/31/2001	(1)	1,082,711	0.94	to	0.94	1,016,312	0.00	1.25 to 1.55	(5.99)	to	(6.17)
American Century International
	12/31/2005		11,139,092	1.00	to	1.53	11,252,016	0.77	1.25 to 2.30	11.47	to	9.90
	12/31/2004		10,284,666	0.90	to	1.39	9,324,497	0.00	1.25 to 2.30	12.93	to	11.66
	12/31/2003		10,538,156	0.79	to	1.25	8,466,165	0.00	1.25 to 2.05	23.75	to	24.90
	12/31/2002		4,694,699	0.64	to	0.79	3,057,158	0.35	1.25 to 2.05	(22.98)	to	(21.22)
	12/31/2001	(1)	955,657	0.83	to	0.83	796,008	0.00	1.25 to 1.55	(16.60)	to	(16.76)

103

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2005

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Capital Guardian Global
	12/31/2005		15,165,110	$1.13	to	$1.51	$20,233,546	0.45%	1.25% to 2.30%	8.82%	to	7.44%
	12/31/2004		15,559,848	1.04	to	1.41	19,294,011	0.35	1.25 to 2.30	9.51	to	8.11
	12/31/2003		14,579,543	0.95	to	1.30	16,642,795	0.20	1.25 to 2.05	35.91	to	30.36
	12/31/2002		12,354,404	0.70	to	0.80	10,327,496	0.19	1.25 to 2.05	(20.51)	to	(19.54)
	12/31/2001		7,430,537	0.88	to	0.88	8,194,306	0.00	1.25 to 1.55	(12.48)	to	(11.74)
Capital Guardian U.S. Equity
	12/31/2005		22,317,193	1.09	to	1.38	22,773,916	0.55	1.25 to 2.30	5.00	to	3.69
	12/31/2004		25,672,206	1.04	to	1.33	24,951,960	0.29	1.25 to 2.30	8.41	to	7.03
	12/31/2003		27,483,502	0.96	to	1.24	24,695,229	0.17	1.25 to 2.05	34.82	to	24.29
	12/31/2002		25,170,257	0.71	to	0.79	16,849,636	0.43	1.25 to 2.05	(24.74)	to	(21.18)
	12/31/2001		12,616,483	0.95	to	0.95	10,778,946	0.09	1.25 to 1.55	(5.49)	to	(4.87)
Capital Guardian Value
	12/31/2005		21,352,200	1.31	to	1.53	40,006,158	0.93	1.25 to 2.30	6.38	to	5.09
	12/31/2004		24,210,745	1.23	to	1.45	43,080,971	1.05	1.25 to 2.30	15.26	to	13.76
	12/31/2003		25,480,498	1.07	to	1.28	39,831,047	0.80	1.25 to 2.05	32.92	to	27.63
	12/31/2002		23,943,554	0.80	to	0.78	28,136,557	4.33	1.25 to 2.05	(21.68)	to	(22.39)
	12/31/2001		9,910,144	1.02	to	2.32	19,659,073	0.71	1.25 to 1.55	2.32	to	5.00
Clarion Global Real Estate Securities
	12/31/2005		4,280,641	1.84	to	1.81	7,781,086	1.69	1.25 to 2.30	12.08	to	10.64
	12/31/2004		4,367,690	1.64	to	1.63	7,102,051	2.15	1.25 to 2.30	31.22	to	29.51
	12/31/2003		3,751,438	1.25	to	1.26	4,660,807	2.39	1.25 to 2.30	34.06	to	26.12
	12/31/2002	(1)	2,263,296	0.93	to	0.93	2,103,475	0.98	1.25 to 2.05	(6.89)	to	(7.38)
Transamerica Small/Mid Cap Value
	12/31/2005		24,295,336	1.42	to	1.48	58,059,865	0.41	1.25 to 2.05	12.16	to	11.29
	12/31/2004		29,188,883	1.27	to	1.33	63,976,015	0.00	1.25 to 2.05	14.91	to	14.00
	12/31/2003		33,176,707	1.10	to	1.16	64,458,154	0.00	1.25 to 2.05	88.48	to	87.00
	12/31/2002		37,382,304	0.59	to	0.62	39,441,468	15.82	1.25 to 2.05	(40.21)	to	(37.83)
	12/31/2001		20,366,037	0.98	to	0.98	52,488,224	0.00	1.25 to 1.55	(2.11)	to	26.81
Great Companies - AmericaSM
	12/31/2005		3,088,725	0.98	to	1.16	3,011,388	0.87	1.25 to 2.30	2.60	to	1.31
	12/31/2004		3,439,640	0.95	to	1.15	3,286,610	0.55	1.25 to 2.30	0.46	to	(0.82)
	12/31/2003		3,844,168	0.95	to	1.16	3,661,685	0.47	1.25 to 2.30	23.13	to	15.90
	12/31/2002		2,891,017	0.77	to	0.84	2,226,572	0.28	1.25 to 2.05	(21.67)	to	(15.94)
	12/31/2001	(1)	301,188	0.98	to	0.98	295,916	0.17	1.25 to 1.55	(1.60)	to	(1.79)
Great Companies - TechnologySM
	12/31/2005		3,166,192	0.76	to	1.36	2,487,424	0.42	1.25 to 2.30	0.80	to	(0.43)
	12/31/2004		3,635,841	0.75	to	1.37	2,828,387	0.00	1.25 to 2.30	6.72	to	5.13
	12/31/2003		2,755,824	0.71	to	1.30	1,956,044	0.00	1.25 to 2.30	49.09	to	29.91
	12/31/2002		1,736,295	0.47	to	0.71	824,556	0.00	1.25 to 2.05	(38.88)	to	(28.92)
	12/31/2001	(1)	1,006,741	0.77	to	0.77	778,825	0.00	1.25 to 1.55	(22.52)	to	(22.68)

104

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2005

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Transamerica Balanced
	12/31/2005		1,367,606	$1.24	to	$1.25	$1,673,531	1.31%	1.25% to 2.30%	6.63%	to	5.37%
	12/31/2004		1,334,815	1.16	to	1.18	1,537,341	1.16	1.25 to 2.30	9.78	to	8.38
	12/31/2003		1,427,595	1.06	to	1.09	1,503,365	0.19	1.25 to 2.30	12.49	to	9.26
	12/31/2002	(1)	702,824	0.94	to	0.94	659,625	0.00	1.25 to 2.05	(5.89)	to	(6.38)
Templeton Great Companies - Global
	12/31/2005		5,300,360	1.03	to	1.13	3,597,021	1.12	1.25 to 2.30	6.15	to	4.83
	12/31/2004		5,399,105	0.97	to	1.08	3,370,302	0.00	1.25 to 2.30	8.11	to	7.83
	12/31/2003		3,218,482	0.52	to	0.52	1,682,123	0.00	1.40 to 1.55	21.55	to	21.37
	12/31/2002		4,173,719	0.43	to	0.43	1,796,549	2.52	1.40 to 1.55	(27.05)	to	(27.15)
	12/31/2001		5,470,938	0.59	to	0.59	3,231,933	0.91	1.40 to 1.55	(23.92)	to	(24.03)
Janus Growth
	12/31/2005		4,404,574	0.87	to	1.45	35,425,873	0.00	1.25 to 2.30	8.59	to	7.24
	12/31/2004		5,078,742	0.80	to	1.35	39,278,753	0.00	1.25 to 2.30	14.10	to	12.63
	12/31/2003	(1)	5,305,180	0.70	to	1.20	40,209,162	0.00	1.25 to 2.30	30.46	to	19.84
Jennison Growth
	12/31/2005		4,673,456	0.92	to	1.41	4,291,930	0.21	1.25 to 2.30	12.39	to	10.98
	12/31/2004		5,243,238	0.82	to	1.27	4,287,044	0.00	1.25 to 2.30	7.78	to	6.41
	12/31/2003		5,959,305	0.76	to	1.20	4,520,155	0.00	1.25 to 2.30	27.18	to	19.73
	12/31/2002		6,268,347	0.60	to	0.75	3,730,188	0.00	1.25 to 2.05	(31.60)	to	(25.03)
	12/31/2001		6,087,919	0.87	to	0.87	5,262,132	2.08	1.25 to 1.55	(12.69)	to	(19.80)
J.P. Morgan Enhanced Index
	12/31/2005		20,545,991	0.96	to	1.32	27,411,830	1.23	1.25 to 2.30	2.19	to	0.88
	12/31/2004		25,735,074	0.93	to	1.31	33,954,846	0.75	1.25 to 2.30	9.64	to	8.21
	12/31/2003		29,840,663	0.85	to	1.21	36,071,987	0.53	1.25 to 2.30	27.35	to	20.98
	12/31/2002		30,165,118	0.67	to	0.80	28,809,946	0.40	1.25 to 2.05	(25.52)	to	(20.12)
	12/31/2001		26,417,759	0.90	to	0.90	36,036,407	0.62	1.25 to 1.55	(10.09)	to	(13.33)
Marsico Growth
	12/31/2005		13,100,975	0.96	to	1.37	12,201,646	0.08	1.25 to 2.30	7.25	to	5.78
	12/31/2004		9,863,222	0.89	to	1.30	8,301,221	0.00	1.25 to 2.30	10.86	to	9.50
	12/31/2003		7,691,214	0.81	to	1.18	5,752,252	0.00	1.25 to 2.30	24.78	to	18.47
	12/31/2002		5,385,240	0.65	to	0.56	3,245,360	0.12	1.25 to 1.55	(26.90)	to	(27.11)
	12/31/2001		4,401,021	0.88	to	0.77	3,503,771	0.95	1.25 to 1.55	(11.57)	to	(15.41)
MFS High Yield
	12/31/2005		12,256,818	1.25	to	1.15	14,946,752	7.75	1.25 to 2.30	0.56	to	(0.77)
	12/31/2004		14,932,979	1.25	to	1.16	18,154,970	5.97	1.25 to 2.30	8.41	to	7.03
	12/31/2003		16,709,261	1.15	to	1.08	18,783,356	1.16	1.25 to 2.30	16.29	to	7.97
	12/31/2002		12,442,053	0.99	to	0.98	12,065,568	2.85	1.25 to 2.05	0.81	to	(1.52)
	12/31/2001		7,257,186	0.98	to	0.98	6,957,343	5.25	1.25 to 1.55	(1.95)	to	2.19
Mercury Large Cap Value
	12/31/2005		9,541,314	1.37	to	1.63	13,868,510	0.71	1.25 to 2.30	14.51	to	13.14
	12/31/2004		7,978,977	1.20	to	1.44	10,120,051	1.04	1.25 to 2.30	16.88	to	15.34
	12/31/2003		8,162,338	1.03	to	1.25	8,854,078	0.85	1.25 to 2.30	28.18	to	25.25
	12/31/2002		7,237,162	0.80	to	0.81	6,134,305	2.40	1.25 to 2.05	(15.27)	to	(19.43)
	12/31/2001		2,918,225	0.94	to	0.94	2,980,488	0.17	1.25 to 1.55	(5.51)	to	(3.32)

105

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2005

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
PIMCO Total Return
	12/31/2005		31,003,022	$1.14	to	$1.02	$34,898,178	1.81%	1.25% to 2.30%	1.07%	to	(0.26)%
	12/31/2004		30,151,170	1.13	to	1.02	33,685,490	1.55	1.25 to 2.30	3.20	to	1.87
	12/31/2003		30,067,126	1.09	to	1.01	32,647,234	1.27	1.25 to 2.30	3.61	to	0.51
	12/31/2002	(1)	19,195,525	1.05	to	1.05	20,176,306	0.00	1.25 to 2.05	5.32	to	4.77
Salomon All Cap
	12/31/2005		21,434,666	1.04	to	1.37	23,323,749	0.60	1.25 to 2.30	2.80	to	1.48
	12/31/2004		24,914,951	1.01	to	1.35	26,426,713	0.22	1.25 to 2.30	7.79	to	6.44
	12/31/2003		27,100,231	0.94	to	1.27	26,684,919	0.39	1.25 to 2.30	33.48	to	26.93
	12/31/2002		25,185,211	0.70	to	0.76	18,525,570	1.14	1.25 to 2.05	(25.64)	to	(23.50)
	12/31/2001		10,987,880	0.95	to	0.95	11,156,749	1.63	1.25 to 1.55	(5.39)	to	0.52
Transamerica Convertible Securities
	12/31/2005		3,449,936	1.29	to	1.28	4,419,733	2.21	1.25 to 2.30	2.60	to	1.22
	12/31/2004		3,212,451	1.26	to	1.27	4,021,256	1.96	1.25 to 2.30	11.78	to	10.45
	12/31/2003		2,449,865	1.13	to	1.15	2,751,311	0.15	1.25 to 2.30	22.14	to	14.81
	12/31/2002	(1)	1,116,033	0.92	to	0.92	1,029,333	0.00	1.25 to 2.05	(7.57)	to	(8.06)
Transamerica Equity
	12/31/2005		25,973,915	1.14	to	1.55	25,347,803	0.36	1.25 to 2.30	15.10	to	13.67
	12/31/2004		28,903,093	0.99	to	1.36	24,537,935	0.00	1.25 to 2.30	14.37	to	13.01
	12/31/2003		18,564,983	0.87	to	1.20	13,760,480	0.00	1.25 to 2.30	29.61	to	20.46
	12/31/2002		19,906,064	0.67	to	0.84	11,461,881	0.00	1.25 to 2.05	(23.20)	to	(16.12)
	12/31/2001		12,045,964	0.87	to	0.67	8,594,991	0.00	1.25 to 1.55	(12.74)	to	(18.89)
Transamerica Growth Opportunities
	12/31/2005		7,452,828	1.61	to	1.61	11,559,987	0.00	1.25 to 2.30	14.80	to	13.33
	12/31/2004		9,059,737	1.40	to	1.42	12,326,776	0.00	1.25 to 2.30	15.18	to	13.88
	12/31/2003		3,495,466	1.22	to	1.25	4,125,377	0.00	1.25 to 2.30	29.59	to	24.51
	12/31/2002		3,621,886	0.94	to	0.79	3,309,964	0.00	1.25 to 2.05	(15.37)	to	(21.11)
	12/31/2001	(1)	380,381	1.11	to	1.11	421,239	0.00	1.25 to 1.55	10.87	to	10.66
Transamerica U.S. Government Securities
	12/31/2005		22,824,067	1.11	to	0.99	29,097,438	3.92	1.25 to 2.30	0.97	to	(0.31)
	12/31/2004		25,633,118	1.10	to	1.00	32,570,233	3.37	1.25 to 2.30	2.02	to	0.58
	12/31/2003		32,482,267	1.08	to	0.99	40,859,317	2.04	1.25 to 2.30	1.68	to	(0.91)
	12/31/2002		34,501,739	1.06	to	1.04	42,883,011	2.24	1.25 to 2.05	4.51	to	3.78
	12/31/2001		14,259,265	1.01	to	1.41	18,914,605	4.23	1.25 to 1.55	1.66	to	3.48
Transamerica U.S. Government Securities-PAM Fund
	12/31/2005		0	1.03	to	1.00	0	0.00	1.25 to 2.00	0.73	to	(0.01)
	12/31/2004		0	1.03	to	1.00	0	5.19	1.25 to 2.00	1.63	to	0.88
	12/31/2003	(1)	0	1.01	to	0.99	0	0.00	1.25 to 2.00	1.08	to	0.00
T. Rowe Price Equity Income
	12/31/2005		31,781,059	1.23	to	1.38	60,324,522	1.77	1.25 to 2.30	2.83	to	1.48
	12/31/2004		35,700,587	1.20	to	1.36	66,641,589	0.49	1.25 to 2.30	13.39	to	11.98
	12/31/2003		37,984,818	1.06	to	1.21	63,454,976	0.73	1.25 to 2.30	24.04	to	21.04
	12/31/2002		34,006,222	0.85	to	0.84	47,076,365	1.22	1.25 to 2.05	(13.89)	to	(16.30)
	12/31/2001		18,225,901	0.99	to	0.99	38,282,938	1.75	1.25 to 1.55	(1.11)	to	0.60

106

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2005

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
T. Rowe Price Growth Stock
	12/31/2005		28,612,907	$1.05	to	$1.34	$51,243,260	0.49%	1.25% to 2.30%	4.86%	to	3.52
	12/31/2004		31,725,837	1.00	to	1.29	55,424,244	0.06	1.25 to 2.30	8.50	to	7.09
	12/31/2003		32,837,085	0.92	to	1.21	54,061,467	0.06	1.25 to 2.30	29.15	to	20.59
	12/31/2002		31,274,374	0.71	to	0.81	39,585,146	0.05	1.25 to 2.05	(23.77)	to	(18.66)
	12/31/2001		16,673,819	0.94	to	0.94	38,836,232	0.00	1.25 to 1.55	(6.48)	to	(11.43)
T. Rowe Price Small Cap
	12/31/2005		19,984,120	1.13	to	1.54	20,125,879	0.00	1.25 to 2.30	9.25	to	7.92
	12/31/2004		22,395,143	1.04	to	1.43	20,586,468	0.00	1.25 to 2.30	9.00	to	7.63
	12/31/2003		22,669,160	0.95	to	1.33	19,006,715	0.00	1.25 to 2.30	38.67	to	32.55
	12/31/2002		19,490,129	0.69	to	0.74	11,850,138	0.00	1.25 to 2.05	(28.25)	to	(25.97)
	12/31/2001		7,931,752	0.96	to	0.96	6,304,487	0.00	1.25 to 1.55	(4.40)	to	(11.10)
Van Kampen Active International Allocation
	12/31/2005		17,595,802	1.15	to	1.64	26,017,709	3.46	1.25 to 2.30	12.39	to	11.06
	12/31/2004		16,118,481	1.02	to	1.48	21,473,640	2.26	1.25 to 2.30	14.61	to	13.11
	12/31/2003		14,866,544	0.89	to	1.31	17,858,486	1.00	1.25 to 2.30	31.17	to	30.66
	12/31/2002		15,641,213	0.68	to	0.82	14,463,882	0.20	1.25 to 2.05	(18.00)	to	(18.00)
	12/31/2001		14,566,764	0.83	to	1.22	17,284,843	0.00	1.25 to 1.55	(16.97)	to	(24.14)
Van Kampen Large Cap Core
	12/31/2005		12,922,886	1.15	to	1.34	25,211,836	1.33	1.25 to 2.30	8.07	to	6.68
	12/31/2004		16,117,699	1.06	to	1.26	30,576,153	1.67	1.25 to 2.30	11.36	to	9.99
	12/31/2003		17,865,172	0.95	to	1.14	31,291,691	1.94	1.25 to 2.30	19.59	to	14.47
	12/31/2002		18,968,894	0.80	to	0.87	28,717,438	2.23	1.25 to 2.05	(17.41)	to	(13.03)
	12/31/2001		12,923,835	0.96	to	2.69	30,843,509	1.93	1.25 to 1.55	(3.52)	to	(8.49)
Transamerica Money Market
	12/31/2005		11,783,701	1.02	to	0.98	14,349,654	2.80	1.25 to 2.30	1.62	to	0.33
	12/31/2004		12,659,374	1.00	to	0.97	15,314,122	0.38	1.25 to 2.30	(0.24)	to	(1.52)
	12/31/2003	(1)	15,095,356	1.01	to	0.99	18,524,006	0.54	1.25 to 2.30	(0.50)	to	(1.19)
Van Kampen Mid-Cap Growth
	12/31/2005		10,719,607	0.76	to	1.30	8,311,568	0.09	1.25 to 2.30	6.23	to	4.91
	12/31/2004		12,625,218	0.71	to	1.24	9,197,375	0.00	1.25 to 2.30	5.82	to	4.51
	12/31/2003		14,512,596	0.68	to	1.18	9,969,328	0.00	1.25 to 2.30	26.57	to	18.35
	12/31/2002		14,126,871	0.53	to	0.72	7,644,649	0.11	1.25 to 2.05	(33.89)	to	(27.96)
	12/31/2001	(1)	3,425,965	0.81	to	0.81	2,760,220	0.03	1.25 to 1.55	(19.31)	to	(19.47)
AIM V.I. Basic Value
	12/31/2005		4,024,212	1.14	to	1.43	4,564,915	0.00	1.25 to 2.30	4.13	to	3.06
	12/31/2004		4,909,218	1.09	to	1.39	5,355,108	0.00	1.25 to 2.30	9.47	to	8.34
	12/31/2003		4,951,360	1.00	to	1.28	4,922,183	0.00	1.25 to 2.30	31.65	to	28.38
	12/31/2002	(1)	3,026,557	0.76	to	0.76	2,292,438	0.00	1.25 to 2.05	(24.09)	to	(24.49)
AIM V.I. Capital Appreciation
	12/31/2005		797,098	1.14	to	1.34	899,805	0.00	1.25 to 2.30	7.24	to	6.14
	12/31/2004		809,009	1.06	to	1.27	854,093	0.00	1.25 to 2.30	5.02	to	3.94
	12/31/2003		869,282	1.01	to	1.22	876,475	0.00	1.25 to 2.30	27.59	to	21.88
	12/31/2002	(1)	520,714	0.79	to	0.79	412,831	0.00	1.25 to 2.05	(20.57)	to	(20.98)

107

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2005

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
AllianceBernstein Growth & Income
	12/31/2005		18,168,655	$1.05	to	$1.36	$19,128,500	1.31%	1.25% to 2.30%	3.31%	to	2.25%
	12/31/2004		20,241,174	1.02	to	1.33	20,658,192	0.73	1.25 to 2.30	9.84	to	8.71
	12/31/2003		22,924,787	0.93	to	1.22	21,340,772	0.86	1.25 to 2.30	30.55	to	22.33
	12/31/2002		21,643,026	0.71	to	0.78	15,442,337	0.53	1.25 to 2.05	(23.23)	to	(21.53)
	12/31/2001	(1)	6,127,445	0.93	to	0.93	5,670,543	0.02	1.25 to 1.55	(7.31)	to	(7.49)
AllianceBernstein Large Cap Growth
	12/31/2005		11,042,732	0.86	to	1.36	9,640,812	0.00	1.25 to 2.30	13.43	to	12.27
	12/31/2004		13,300,516	0.76	to	1.21	10,321,346	0.00	1.25 to 2.30	7.00	to	5.90
	12/31/2003		15,672,997	0.71	to	1.14	11,354,954	0.00	1.25 to 2.30	21.84	to	14.36
	12/31/2002		14,895,878	0.58	to	0.78	8,770,249	0.00	1.25 to 2.05	(31.70)	to	(22.05)
	12/31/2001	(1)	5,070,600	0.85	to	0.86	4,334,641	0.00	1.25 to 1.55	(14.38)	to	(14.55)
Janus Aspen - Mid Cap Growth
	12/31/2005		5,594,439	0.96	to	1.61	3,706,400	0.00	1.25 to 2.30	10.65	to	9.52
	12/31/2004		6,185,361	0.87	to	1.47	3,764,235	0.00	1.25 to 2.30	18.99	to	17.76
	12/31/2003		6,219,835	0.73	to	1.25	3,157,857	0.00	1.25 to 2.30	33.10	to	24.97
	12/31/2002		5,339,344	0.55	to	0.79	2,051,009	0.00	1.25 to 2.05	(29.01)	to	(20.65)
	12/31/2001		3,294,274	0.77	to	0.77	1,597,560	0.00	1.25 to 1.55	(22.98)	to	(40.52)
Janus Aspen - Mid Cap Value
	12/31/2005		1,479,478	1.21	to	1.19	1,764,074	0.63	1.25 to 1.55	8.65	to	8.33
	12/31/2004		1,686,659	1.11	to	1.10	1,854,381	3.26	1.25 to 1.55	16.34	to	16.00
	12/31/2003	(1)	1,943,972	0.96	to	0.94	1,841,885	0.12	1.25 to 1.55	39.47	to	39.06
Janus Aspen - Worldwide Growth
	12/31/2005		11,842,407	0.81	to	1.30	8,707,616	1.21	1.25 to 2.30	4.27	to	3.20
	12/31/2004		13,585,813	0.77	to	1.26	9,598,270	0.92	1.25 to 2.30	3.23	to	2.17
	12/31/2003		13,991,909	0.75	to	1.23	9,590,367	0.86	1.25 to 2.30	22.15	to	23.35
	12/31/2002		13,362,932	0.61	to	0.78	7,542,276	0.75	1.25 to 2.05	(26.63)	to	(22.27)
	12/31/2001		4,908,048	0.84	to	0.84	3,478,690	0.32	1.25 to 1.55	(16.29)	to	(23.81)
MFS New Discovery
	12/31/2005		2,383,613	1.07	to	1.35	2,523,537	0.00	1.25 to 2.30	3.74	to	2.68
	12/31/2004		2,440,774	1.03	to	1.31	2,500,824	0.00	1.25 to 2.30	4.89	to	3.82
	12/31/2003		2,117,624	0.99	to	1.27	2,075,465	0.00	1.25 to 2.30	31.79	to	26.66
	12/31/2002	(1)	1,543,277	0.75	to	0.74	1,151,891	0.00	1.25 to 2.05	(25.19)	to	(25.58)
MFS Total Return
	12/31/2005		5,555,998	1.17	to	1.22	6,430,418	1.85	1.25 to 2.30	1.33	to	0.30
	12/31/2004		5,296,048	1.15	to	1.21	6,064,791	1.51	1.25 to 2.30	9.65	to	8.52
	12/31/2003		5,342,748	1.05	to	1.12	5,597,481	1.66	1.25 to 2.30	14.57	to	11.84
	12/31/2002	(1)	2,739,251	0.92	to	0.91	2,511,989	0.00	1.25 to 2.05	(8.10)	to	(8.59)
Fidelity - VIP Contrafund®
	12/31/2005		22,972,245	1.40	to	1.58	28,633,341	0.12	1.25 to 2.30	15.21	to	14.03
	12/31/2004		21,115,689	1.22	to	1.39	22,874,082	0.22	1.25 to 2.30	13.73	to	12.56
	12/31/2003		22,203,866	1.07	to	1.23	21,210,869	0.30	1.25 to 2.30	26.61	to	23.28
	12/31/2002		18,965,192	0.85	to	0.86	14,413,364	0.50	1.25 to 2.05	(10.72)	to	(14.04)
	12/31/2001		8,076,402	0.95	to	0.95	6,565,921	0.59	1.25 to 1.55	(5.28)	to	(13.81)

108

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2005

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Fidelity - VIP Equity-Income
	12/31/2005		11,966,795	$1.13	to	$1.40	$14,057,132	1.50%	1.25% to 2.30%	4.27%	to	3.20%
	12/31/2004		13,538,173	1.08	to	1.36	15,299,605	1.47	1.25 to 2.30	9.86	to	8.73
	12/31/2003		15,031,093	0.99	to	1.25	15,464,899	1.58	1.25 to 2.30	28.42	to	25.15
	12/31/2002		13,658,627	0.77	to	0.82	10,929,256	1.21	1.25 to 2.05	(18.18)	to	(18.47)
	12/31/2001		6,322,497	0.94	to	0.94	6,328,855	0.61	1.25 to 1.55	(6.23)	to	(6.68)
Fidelity - VIP Growth
	12/31/2005		5,432,077	0.83	to	1.29	4,602,567	0.29	1.25 to 2.30	4.20	to	3.14
	12/31/2004		6,189,951	0.80	to	1.25	5,034,814	0.13	1.25 to 2.30	1.85	to	0.80
	12/31/2003		6,851,770	0.78	to	1.24	5,497,820	0.11	1.25 to 2.30	30.91	to	23.85
	12/31/2002		5,575,487	0.60	to	0.74	3,416,075	0.04	1.25 to 2.05	(31.16)	to	(25.88)
	12/31/2001	(1)	370,786	0.87	to	0.87	321,708	0.00	1.25 to 1.55	(13.13)	to	(13.30)
Fidelity - VIP Growth Opportunities
	12/31/2005		1,469,204	1.02	to	0.79	1,321,246	0.68	1.25 to 1.55	7.34	to	7.02
	12/31/2004		1,672,500	0.95	to	0.73	1,387,125	0.34	1.25 to 1.55	5.57	to	5.25
	12/31/2003		1,941,381	0.90	to	0.70	1,509,500	0.48	1.25 to 1.55	27.81	to	27.43
	12/31/2002		2,075,959	0.70	to	0.55	1,274,160	0.65	1.25 to 1.55	(22.97)	to	(23.20)
	12/31/2001		1,472,507	0.91	to	0.91	1,083,506	0.29	1.25 to 1.55	(8.66)	to	(15.95)
Fidelity - VIP Mid Cap
	12/31/2005		26,001,777	1.79	to	1.95	46,648,508	0.00	1.25 to 2.30	16.56	to	15.37
	12/31/2004		28,375,707	1.54	to	1.69	43,790,302	0.00	1.25 to 2.30	23.11	to	21.85
	12/31/2003		28,564,357	1.25	to	1.39	35,890,104	0.26	1.25 to 2.30	36.55	to	38.55
	12/31/2002		26,150,186	0.91	to	0.85	24,098,755	0.59	1.25 to 2.05	(11.14)	to	(14.61)
	12/31/2001		11,284,465	1.03	to	1.03	11,892,358	0.00	1.25 to 1.55	2.92	to	(5.00)
Fidelity - VIP Value Strategies
	12/31/2005		8,261,400	1.32	to	1.64	10,836,475	0.00	1.25 to 2.30	1.17	to	0.13
	12/31/2004		9,084,930	1.31	to	1.64	11,811,377	0.00	1.25 to 2.30	12.43	to	11.27
	12/31/2003		8,563,860	1.16	to	1.47	9,926,323	0.00	1.25 to 2.30	55.42	to	47.04
	12/31/2002	(1)	5,872,020	0.75	to	0.75	4,391,844	0.00	1.25 to 2.05	(25.06)	to	(25.45)
Mercury Basic Value V.I.
	12/31/2005		49,192,956	1.16	to	1.41	71,753,858	1.31	1.25 to 2.30	1.67	to	0.63
	12/31/2004		56,008,244	1.14	to	1.40	80,870,750	1.10	1.25 to 2.30	9.70	to	8.57
	12/31/2003		59,615,627	1.04	to	1.29	78,997,559	1.21	1.25 to 2.30	31.59	to	29.30
	12/31/2002		56,837,266	0.79	to	0.80	57,268,523	1.30	1.25 to 2.05	(18.78)	to	(19.85)
	12/31/2001		31,428,214	0.97	to	1.54	44,475,641	1.21	1.25 to 1.55	(2.42)	to	2.66
Mercury High Current Income V.I.
	12/31/2005		11,068,087	1.33	to	1.22	14,569,494	8.81	1.25 to 2.30	0.29	to	(0.73)
	12/31/2004		13,293,045	1.33	to	1.23	17,454,592	7.75	1.25 to 2.30	10.44	to	9.30
	12/31/2003		14,895,134	1.20	to	1.12	17,743,421	8.66	1.25 to 2.30	26.53	to	12.20
	12/31/2002		15,754,643	0.95	to	0.95	14,868,272	10.11	1.25 to 2.05	(2.68)	to	(5.28)
	12/31/2001		10,304,499	0.97	to	0.98	9,992,873	10.55	1.25 to 1.55	(2.22)	to	2.42

109

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2005

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Mercury Global Allocation V.I.
	12/31/2005		10,624,951	$1.61	to	$1.78	$12,746,876	2.85%	1.25% to 2.30%	9.16%	to	8.04%
	12/31/2004		7,227,265	1.48	to	1.64	7,607,903	4.05	1.25 to 2.30	12.96	to	11.80
	12/31/2003	(1)	3,933,458	1.31	to	1.47	3,484,590	5.31	1.25 to 2.30	50.28	to	46.96

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Series Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Series Fund in which the subaccounts invest. These ratios are annualized for periods less than one year.

**	These ratios represent the annualized contract expenses of the Mutual Fund Account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Series Fund are excluded. These charges range from .25% to .85% of the average contract owner's account value depending on the options selected. Refer to the product’s prospectus for specific details. Expense ratios for periods of less than one year have been annualized.

***	The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. These amounts represent the total return for the period indicated, including changes in the value of the underlying Series Fund, and reflect deductions for all items included in the expense ratio. Total returns reflect a full twelve month period except for those subaccounts indicated as being a partial year in the Organization and Summary of Significant Accounting Policies footnote and new expense ratios as follows:

Expense Ratio	Inception Date
2.30%	May 1, 2003
2.05%	May 1, 2002
1.25%	May 1, 2001

***	There are subaccounts that have total return ranges outside of the range indicated above. Following is the list of the subaccounts and their corresponding lowest total return and highest total return.

Subaccount	2003 Total Return Range
Janus Aspen-Worldwide Growth	21.20% to 23.59%
Fidelity-VIP Mid Cap	35.48% to 38.82%

Subaccount	2002 Total Return Range
Alger Aggressive Growth	(35.40)% to (28.10)%
American Century Income & Growth	(20.62)% to (17.65)%
American Century International	(23.21)% to (20.83)%

110

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2005

4. Financial Highlights (continued)

Subaccount	2002 Total Return Range
Capital Guardian Global	(20.75)% to (19.14)%
Capital Guardian U.S. Equity	(24.96)% to (20.79)%
Dreyfus Small Cap Value	(40.39)% to (37.52)%
Great Companies-America SM	(21.90)% to (15.52)%
Templeton Great Companies-Global	(22.71)% to (17.42)%
Great Companies-Technology SM	(39.07)% to (28.57)%
Jennison Growth	(31.80)% to (24.66)%
J. P. Morgan Enhanced Index	(25.74)% to (19.72)%
PBHG Mid Cap Growth	(29.49)% to (25.38)%
Salomon All Cap	(25.86)% to (23.13)%
Transamerica Equity	(23.43)% to (15.71)%
T. Rowe Price Growth Stock	(23.99)% to (18.26)%
T. Rowe Price Small Cap	(28.46)% to (25.60)%
Van Kampen Active International Allocation	(18.24)% to (17.60)%
Van Kampen Emerging Growth	(34.08)% to (27.60)%
AllianceBernstein Growth & Income	(23.45)% to (21.14)%
AllianceBernstein Premier Growth	(31.90)% to (21.66)%
Janus Aspen - Mid Cap Growth	(29.22)% to (20.26)%
Janus Aspen - Worldwide Growth	(26.84)% to (21.89)%
Fidelity - VIP Equity Income	(18.47)% to (18.07)%
Fidelity - VIP Growth	(31.36)% to (25.51)%

Subaccount	2001 Total Return Range
Capital Guardian Global	(12.63)% to (11.61)%
Capital Guardian U. S. Equity	(5.65)% to (4.73)%
Capital Guardian Value	2.15% to 5.16%
Dreyfus Small Cap Value	(2.27)% to 27.00%
MFS High Yield	(2.11)% to 2.34%
PBHG/NWQ Value Select	(5.67)% to (3.17)%
Salomon All Cap	(5.54)% to .67%
Transamerica U.S. Government Securities	1.49% to 3.64%
T. Rowe Price Equity Income	(1.27)% to .75%
Merrill Lynch Basic Value V.I.	(2.58)% to 2.81%
Merill Lynch High Current Income V.I.	(2.38)% to 2.57%

111

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2005

5. Administrative, Mortality, and Expense Risk Charge

Administrative charges include an annual charge of the lesser of 2% of the policy value or $35 per contract, which will commence on the first policy anniversary of each contract owner’s account. This charge is waived if the sum of the premium payments less the sum of the partial withdrawals equals or exceeds $50,000 on the policy anniversary. Transamerica Life also deducts a daily charge equal to an annual rate of .15% of the contract owners’ account for administrative expenses. In addition, during the first seven policy years, Transamerica Life deducts a daily distribution finance charge equal to an effective annual rate of .15% of the contract owners’ account for certain contracts issued prior to May 1, 2001.

An annual charge is deducted from the unit values of the subaccounts of the Mutual Fund Account for Transamerica Life's assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value account and ranges from 1.10% to 2.15%, depending on the death benefit selected. Contract owners should see their actual policy and any related attachments to determine their specific charges.

Prior to May 1, 2001, Transamerica Life offered a 5% Annually Compounding Death Benefit and a Double Enhanced Death Benefit with a charge equal to an annual effective rate of 1.25% of the value of the contract owner’s individual account. They also offered a Return of Premium Death Benefit with a corresponding charge equal to an annual effective rate of 1.10% of the value of the contract owner’s individual account. These options are no longer available subsequent to May 1, 2001.

6. Income Taxes

Operations of the Mutual Fund Account form a part of Transamerica Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Mutual Fund Account are accounted for separately from other operations of Transamerica Life for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from Transamerica Life. Under existing federal income tax laws, the income of the Mutual Fund Account is not taxable to Transamerica Life, as long as earnings are credited under the variable annuity contracts.

7. Dividend Distributions

Dividends are not declared by the Mutual Fund Account, since the increase in the value of the underlying investment in the Series Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Mutual Fund Account. Consequently, a dividend distribution by the underlying Series Funds does not change either the accumulation unit price or equity values within the Mutual Fund Account.

112

PART C

OTHER INFORMATION

Item 24.    Financial Statements and Exhibits

(a)  Financial Statements

All required financial statements are included in Part B of this Registration Statement.

(b)  Exhibits:    The following exhibits are filed herewith:

(1)	(a)		Resolution of the Board of Directors of PFL Life Insurance Company authorizing establishment of the Separate Account. Note 1.

	(b)		Authorization Changing Name of the Separate Account. Note 9.

(2)			Not Applicable.

(3)	(a)		Principal Underwriting Agreement by and between PFL Life Insurance Company, on its own behalf and on the behalf of the Separate Account, and MidAmerica Management Corporation. Note 3.

	(a)	(1)	Principal Underwriting Agreement by and between PFL Life Insurance Company, on its own behalf and on the behalf of the Separate Account, and AFSG Securities Corporation. Note 12.

	(a)	(2)

Termination of Principal Underwriting Agreement by and between AEGON USA Securities, Inc., formerly known as MidAmerica Management Corporation, and PFL Life Insurance Company on its own behalf and on the behalf of PFL Endeavor Variable Annuity Account. Note 14.

	(a)	(3)

Form of Amended and Reinstated Principal Underwriting Agreement by and between AFSG Securities Corporation and Transamerica Life Insurance Company on its behalf and on behalf of the separate investment accounts. Note 30.

	(b)		Form of Broker/Dealer Supervision and Sales Agreement by and between AFSG Securities Corporation and the Broker/Dealer. Note 12.

(4)	(a)		Form of Policy for the Endeavor Variable Annuity. Note 3.

	(b)		Form of Policy Endorsement (Required Distributions). Note 3.

	(c)		Form of Policy Endorsement (Death Benefits). Note 4.

	(d)		Form of Policy Endorsement (Nursing Care). Note 7.

	(e)		Form of Policy Endorsement (Death Benefit). Note 8.

	(f)		Form of Policy for the Endeavor Variable Annuity. Note 10.

	(g)		Form of Policy Endorsement (Nursing Care). Note 10.

	(h)		Form of Policy for the Endeavor FI Variable Annuity. Note 11.

	(i)		Form of Policy Endorsement for the Endeavor FI (Nursing Care). Note 11.

	(j)		Form of Policy Endorsement for the Endeavor Variable Annuity. (Nursing Care) Note 11.

	(k)		Form of Policy for the Endeavor Variable Annuity. Note 12.

	(l)		Form of Policy Endorsement (New Separate Accounts and Annuity Commencement Date). Note 12.

	(m)		Form of Policy Rider for the PFL Endeavor Variable Annuity and the PFL Endeavor ML Variable Variable Annuity

(GMIB) Note 14.

	(n)		Form of Policy Endorsement for the PFL Endeavor Variable Annuity and the PFL Endeavor ML Variable Annuity (403(b) Loan). Note 15.

	(o)		Form of Group Master Policy and Optional Riders for the Endeavor Variable Annuity. Note 20.

	(p)		Form of Group Certificate for the Endeavor Variable Annuity. Note 20.

	(q)		Form of Individual Policy for the Endeavor Variable Annuity. Note 20.

	(r)		Form of Policy for the Separate Account VA B. Note 24.

	(s)		Form of Policy Rider (Additional Death Distribution). Note 24.

	(t)		Form of Policy Endorsement (Initial Payment Guarantee). Note 24

	(u)		Form of Policy Rider (Managed Annuity Program), Note 26.

	(v)		Form of Individual Policy for the Separate Account VA B. Note 32.

	(w)		Form of Policy Rider (Liquidity Rider). Note 32.

	(x)		Form of Policy Rider (MAP II), Note 32.

	(y)		Form of Policy Rider (GPS) Note 37.

	(z)		Form of Policy Rider (5 for Life) Note 37.

	(aa)		Form of Rider (ADD+) Note 37.

	(bb)		Form of Rider (5 for Life-Growth - without Death Benefit) Note 39.

	(cc)		Form of Rider (5 for Life with Growth - with Death Benefit) Note 39.

(5)	(a)		Form of Application for the Endeavor Variable Annuity. Note 11.

	(b)		Form of Application for the Endeavor FI Variable Annuity. Note 11.

	(c)		Form of Application for the Endeavor ML Variable Annuity. Note 11.

	(d)		Form of Application for the PFL Endeavor Variable Annuity. Note 12.

	(e)		Form of Application for the PFL Endeavor Variable Annuity. Note 14.

	(f)		Form of Application for the PFL Endeavor ML Variable Annuity. Note 14.

	(g)		Form of Group Master Application for the Endeavor Variable Annuity. Note 20.

	(h)		Form of Application for Transamerica Landmark Note 24.

	(i)		Form of Application for Transamerica Landmark ML. Note 24.

	(j)		Form of Application for Transamerica Landmark. Note 32.

	(k)		Form of Application for Transamerica Landmark with Merrill Lynch Funds. Note 32.

	(l)		Form of Application. Note 33.

(6)	(a)		Articles of Incorporation of PFL Life Insurance Company. Note 3.

	(b)		Bylaws of PFL Life Insurance Company. Note 3.

(7)			Reinsurance Agreement. Note 36.

(8)	(a)		Participation Agreement by and between PFL Life Insurance Company and Endeavor Series Trust. Note 3.
	(b)		Participation Agreement with WRL Series Fund, Inc. Note 5.

	(b)	(1)	Amendment No. 12 to Participation Agreement among WRL Series Fund, In., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., and Peoples Benefit Life Insurance Company. Note 17.

(8)	(b)	(2)	Amendment No. 15 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., and Peoples Benefit Life Insurance Company. Note 22.

	(b)	(3)

Amendment No. 17 to Participation Agreement among WRL Series Fund, Inc. Transamerica Life Insurance Company (formerly PFL Life Insurance Company), AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company. Note 24.

	(b)	(4)

Amendment No. 20 to Participation Agreement among AEGON/Transamerica Series Fund, Inc., Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company, Transamerica Occidental Life Insurance Company and Transamerica Life Insurance and Annuity Company. Note 32.

	(b)	(5)	Amendment No. 31 to Participation Agreement (AEGON/Transamerica), Note 36.

	(b)	(6)	Amendment No. 32 to Participation Agreement (AEGON/Transamerica), Note 37.

	(c)		Administrative Services Agreement by and between PFL Life Insurance Company and State Street Bank and Trust Company (assigned to Vantage Computer Systems, Inc.). Note 2.

	(d)		Amendment and Assignment of Administrative Services Agreement. Note 3.

	(e)		Second Amendment to Administrative Services Agreement. Note 4.

	(f)		Termination Notice of Administrative Services Agreement by and between PFL Life Insurance Company and Vantage Computer Systems, Inc. Note 10.

	(g)		Participation Agreement by and between PFL Life Insurance Company and Merrill Lynch Asset Management L.P. for the Endeavor ML Variable Annuity Note 11.

	(h)		Amendment to Participation Agreement by and between PFL Life Insurance Company and Endeavor Series Trust. Note 11.

	(h)	(1)	Amendment No. 6 to Participation Agreement by and between PFL Life Insurance Company, Endeavor Management Co. and Endeavor Series Trust. Note 17

(8)	(h)	(2)	Amendment to Schedule A of the Participation Agreement by and between PFL Life Insurance Company and Endeavor Series Trust. Note 22

	(h)	(3)

Termination of Participation Agreement among Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company, on their own behalf and on behalf of their separate accounts, Endeavor Series Trust and Endeavor Management Co. Note 32.

	(i)		Participation Agreement by and between PFL Life Insurance Company and Transamerica Variable Insurance Fund, Inc. Note 20

	(i)	(1)	Termination of Participation Agreement (Transamerica). Note 26

	(i)	(2)	Participation Agreement (Transamerica). Note 26

	(i)	(3)	Addendum to Participation Agreement (Transamerica). Note 26

	(j)

Participation Agreement by and between variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation, and PFL Life Insurance Company, and Addendums thereto. Note 18

	(j)	(1)

Amended Schedule A to Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 20

	(j)	(2)

Form of Amended Schedule A to Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Funds II, Fidelity Distributors Corporation, and Transamerica Life Insurance Company (formerly PFL Life Insurance Company). Note 24

	(j)	(3)	Amendment No. 4 to Participation Agreement by and between Variable Insurance Products Funds, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25

	(j)	(4)	Amendment No. 4 to Participation Agreement by and between Variable Insurance Products Fund II, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25

	(j)	(5)

Amendment Schedule A to Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25

	(k)		Participation Agreement between Variable Insurance Products Fund III, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 19

	(k)	(1)	Amended Schedule A to Participation Agreement between Variable Insurance Products Fund III, Fidelity Distributors Corporation, and PFL Life Insurance Company Note 20

	(k)	(2)	Amendment No. 2 to Participation Agreement by and between Variable Insurance Products Fund III, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25

	(k)	(3)	Amended Schedule A to Participation Agreement by and between Variable Insurance Products Fund III, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25

(8)	(l)		Participation Agreement by and between Janus Aspen Series and PFL Life Insurance Company. Note 21

(8)	(l)	(1)	Amendment No. 2 to Participation Agreement by and between Janus Aspen Series and PFL Life Insurance Company. Note 22

(8)	(m)		Participation Agreement by and among Alliance Variable Products Series Fund, PFL Life Insurance Company, AFSG Securities Corporation. Note 23.

	(m)	(1)

Amendment No. 2 to Participation Agreement by and among Alliance Variable Products Series Fund, Transamerica Life Insurance Company (formerly PFL Life Insurance Company), AFSG Securities Corporation. Note 26

(8)	(n)		Participation Agreement by and among AIM Variable Insurance funds, Inc., AIM Distributors, Inc., PFL Life Insurance Company and AFSG Securities Corporation Note 27.

	(n)	(1)	Amendment No. 7 to Participation Agreement among AIM Variable Insurance Funds, AIM Distributors, Inc., Transamerica Life Insurance Company and AFSG Securities Corporation. Note 31.

(8)	(o)		Participation Agreement among MFS Variable Insurance Trust, PFL Life Insurance Company and Massachusetts Financial Services Company. Note 28.

	(o)	(1)	Partial Termination of Participation Agreement among MFS Variable Insurance Trust, PFL Life Insurance Company and Massachusetts Financial Services Company. Note 29.

	(o)	(2)	Amended and Restated Participation Agreement by and among MFS Variable Insurance Trust, Massachusetts Financial Services Company, and Transamerica Life Insurance Company. Note 32.

	(o)	(3)

Amendment No. 3 to the Amended and Restated Participation Agreement dated July 1, 2001 by and among the MFS Variable Insurance Trust, Massachusetts Financial Service Company and Transamerica Life Insurance Company. Note 32.

(8)	(p)		Participation Agreement among STI Classic Variable Trust, SEI Investment Distribution Company, Trustco Capital Management, Inc. and PFL Life Insurance Company. Note 34.

	(p)	(1)	Amendment No. 1 to Participation Agreement by and among STI Classic Variable Trust. SEI Investments Distribution Company, Trustco Capital Management, Inc. and PFL Life Insurance Company. Note 34.

(8)	(q)

Participation Agreement between MTB Group of Funds, Edgewood Services, Inc, MTB Investment Advisors, Inc., Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company. Note 34.

	(q)	(1)	Amendment No.1 to the Participation Agreement (MTB Group of Funds). Note 37.

(8)	(r)		Amended and Restated Participation Agreement among Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 40.

(9)	(a)	Opinion and Consent of Counsel. Note 40.

(9)	(b)	Consent of Counsel Note 40.

(10)	(a)	Consent of Independent Registered Public Accounting Firm. Note 40.

	(b)	Opinion and Consent of Actuary. Note 40.

(11)		Not Applicable.

(12)		Not Applicable.

(13)		Performance Data Calculations. Note 40.

(14)

Powers of Attorney (P.S. Baird, W.L. Busler, D.C. Kolsrud, R.J. Kontz). Note 6. (Craig D. Vermie) Note 9. (Brenda K. Clancy) Note 10. (Larry N. Norman Note 14. Bart Herbert, Jr.) Note 24. (Christopher H Garrett, Authur C. Schneider). Note 32. (Ronald L. Ziegler) Note 35. (James A. Beardsworth) Note 38.

Note 1.	Filed with the initial filing of this Form N-4 Registration Statement (File No. 33-33085 on January 23, 1990.
Note 2.	Filed with Pre-Effective Amendment No. 1 to this Form N-4 Registration Statement (File No. 33-33085) on April 9, 1990.
Note 3.	Filed with Post-Effective Amendment No. 2 to this Form N-4 Registration Statement (File No. 33-33085) on April 1, 1991.
Note 4.	Filed with Post-Effective Amendment No. 3 to this Form N-4 Registration Statement (File No. 33-33085) on April 29, 1992.
Note 5.	Filed with Post-Effective Amendment No. 5 to this Form N-4 Registration Statement (File No. 33-33085) on April 30, 1993.
Note 6.	Filed with Post-Effective Amendment No. 6 to this Form N-4 Registration Statement (File No. 33-33085) on January 28, 1994.
Note 7.	Filed with Post-Effective Amendment No. 7 to this Form N-4 Registration Statement (File No. 33-33085) on March 29, 1994.
Note 8.	Filed with Post-Effective Amendment No. 10 to this Form N-4 Registration Statement (File No. 33-33085) on April 27, 1995.
Note 9.	Filed with Post-Effective Amendment No. 11 to this Form N-4 Registration Statement (File No. 33-33085) on April 24, 1996.
Note 10.	Filed with Post-Effective Amendment No. 12 to this Form N-4 Registration Statement (File No. 33-33085) on February 28, 1997.
Note 11.	Filed with Post-Effective Amendment No. 13 to this Form N-4 Registration Statement (File No. 33-33085) on April 29, 1997.
Note 12.	Filed with Post-Effective Amendment No. 14 to this Form N-4 Registration Statement (File No. 33-33085) on February 27, 1998.
Note 13.	Filed with Post-Effective Amendment No. 15 to this Form N-4 Registration Statement (File No. 33-33085) on April 29, 1998.
Note 14.	Filed with Post-Effective Amendment No. 16 to this Form N-4 Registration Statement (File No. 33-33085) on September 28, 1998.
Note 15.	Filed with Post-Effective Amendment No. 17 to this Form N-4 Registration Statement (File No. 33-33085) on January 25, 1999.
Note 16.	Filed with Post-Effective Amendment No. 19 to this Form N-4 Registration Statement (File No. 33-33085) on April 29, 1999.
Note 17.	Filed with the Initial filing of Form N-4 Registration Statement for the Access Variable Annuity (File No. 333-94489) on January 12, 2000.

Note 18.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-07509) on December 6, 1996.
Note 19.	Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-07509) on April 29, 1997.
Note 20.	Filed with Post-Effective Amendment No. 21 to this Form N-4 Registration Statement (File No. 33-33085) on April 27, 2000.
Note 21.	Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (333-26209) on April 28, 2000.
Note 22.	Filed with Post-Effective Amendment 22 to this Form N-4 Registration Statement (File No. 33-33085) on October 3, 2000.
Note 23.	Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-26209) on April 28, 2000.
Note 24.	Filed with Post-Effective Amendment No. 25 to this Form N-4 Registration Statement (File No. 33-33085) on April 27, 2001.
Note 25.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-63086) on September 13, 2001.
Note 26.	Filed with Post-Effective Amendment No. 26 to this Form N-4 Registration Statement (File No. 33-33085) on October 2, 2001.
Note 27.	Incorporated herein by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-7509) on July 16, 1998.
Note 28.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-7509) on December 23, 1997.
Note 29.	Incorporated herein by reference to Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 333-7509) on April 29, 1999.
Note 30.	Filed with Post Effective Amendment 30 to this Form N-4 Registration Statement (File No. 33-33085) on April 29, 2002.
Note 31.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (333-76230) on April 29, 2002.
Note 32.	Filed with Post-Effective Amendment No. 31 to this Form N-4 Registration Statement (File No. 33-33085) on October 15, 2002.
Note 33.	Filed with Post-Effective Amendment No. 34 to this Form N-4 Registration Statement (File No. 33-33085) on April 29, 2003.
Note 34.	Filed with Post-Effective Amendment No. 36 to this Form N-4 Registration Statement (File No. 33-33085) on April 29, 2004.
Note 35.	Incorporated herein by reference to Initial Filing to N-4 Registration Statement (File No. 333-116562) on June 17, 2004.
Note 36.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-109580) on January 7, 2005.
Note 37.	Filed with Post-Effective Amendment No. 37 to this Form N-4 Registration Statement (File No. 33-33085) on April 27, 2005.
Note 38.	Filed with Post-Effective Amendment No. 38 to this Form N-4 Registration Statement (File No. 33-33085) on September 12, 2005.
Note 39.	Filed with Post-Effective Amendment No. 39 to this Form N-4 Registration Statement (File No. 33-33085) on December 12, 2005.
Note 40.	Filed herewith.

Item 25.     Directors and Officers of the Depositor

Name and Business Address	Principal Positions and Offices With Depositor
Larry N. Norman 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Director, Chairman of the Board and President

Ronald L. Ziegler 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Director, Vice President

Craig D. Vermie 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Director, Senior Vice President, Secretary, and General Counsel

Arthur C. Schneider 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Director, Chief Tax Officer and Senior Vice President

Robert J. Kontz 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Vice President and Corporate Controller

Brenda K. Clancy 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Director, Executive Vice President and Chief Operations Officer

James A Beardsworth 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Senior Vice President and Treasurer

Item 26. Persons Controlled by or under Common Control With the Depositor or Registrant.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business

Academy Alliance Holdings Inc.	Canada	100% Creditor Resources, Inc.	Holding company

Academy Alliance Insurance Inc.	Canada	100% Creditor Resources, Inc.	Insurance

Academy Insurance Group, Inc.	Delaware	100% Commonwealth General Corporation	Holding company

Academy Life Insurance Co.	Missouri	100% Academy Insurance Group, Inc.	Insurance company

ADB Corporation, L.L.C.	Delaware	100% AUSA Holding Company	Special purpose limited Liability company

AEGON Alliances, Inc.	Virginia	100% Benefit Plans, Inc.	General agent

AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor

AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Canada Inc. (“ACI”)	Canada	100% TIHI	Holding company

AEGON Capital Management, Inc.	Canada	100% AEGON Canada Inc.	Portfolio management company/investment adviser

AEGON Dealer Services Canada, Inc.	Canada	100% 1490991 Ontario Limited	Mutual fund dealership

AEGON Derivatives N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Direct Marketing Services, Inc.	Maryland	100% Monumental Life Insurance Company	Marketing company

AEGON DMS Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company

AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Co.	Marketing

AEGON Fund Management, Inc.	Canada	100% AEGON Canada Inc.	Mutual fund manager

AEGON Funding Corp.	Delaware	100% AEGON USA, Inc.	Issue debt securities-net proceeds used to make loans to affiliates

AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies

AEGON International N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company

AEGON N.V.	Netherlands	22.72% of Vereniging AEGON Netherlands Membership Association	Holding company

AEGON Nederland N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Nevak Holding B.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies

AEGON U.S. Corporation	Iowa	AEGON U.S. Holding Corporation owns 12,962 shares; AEGON USA, Inc. owns 3,238 shares	Holding company

AEGON U.S. Holding Corporation	Delaware	1046 shares of Common Stock owned by Transamerica Corp.; 225 shares of Series A Preferred Stock owned by Scottish Equitable Finance Limited	Holding company

AEGON USA Investment Management, Inc.	Iowa	100% AUSA Holding Co.	Investment advisor

AEGON USA Investment Management, LLC	Iowa	100% AEGON USA, Inc.	Investment advisor

AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company

AEGON USA Realty Advisors, Inc.	Iowa	100% AUSA Holding Co,	Administrative and investment services

AEGON USA Travel and Conference Services LLC	Iowa	100% Money Services, Inc.	Travel and conference services

AEGON USA, Inc.	Iowa	10 shares Series A Preferred Stock owned by AEGON U.S Holding Corporation; 150,000 shares of Class B Non-Voting Stock owned by AEGON U.S. Corporation; 120 shares Voting Common Stock owned by AEGON U.S Corporation	Holding company

AEGON/Transamerica Series Trust	Delaware	100% AEGON/Transamerica Fund Advisors, Inc.	Mutual fund

AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Broker-Dealer

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
ALH Properties Eight LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Eleven LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Fifteen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Five LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Four LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Nine LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Seven LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Seventeen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Sixteen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Ten LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Twelve LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Two LLC	Delaware	100% FGH USA LLC	Real estate

American Bond Services LLC	Iowa	100% Transamerica Life Insurance Company (sole member)	Limited liability company

Ammest Realty Corporation	Texas	100% Monumental Life Insurance Company	Special-purpose subsidiary

Ampac Insurance Agency, Inc. (EIN 23-2364438)	Pennsylvania	100% Academy Insurance Group, Inc.	Inactive

Ampac Insurance Agency, Inc. (EIN 23-1720755)	Pennsylvania	100% Commonwealth General Corporation	Provider of management support services

Ampac, Inc.	Texas	100% Academy Insurance Group, Inc.	Managing general agent

Apple Partners of Iowa LLC	Iowa	Members: 58.13% Monumental Life Insurance Company; 41.87% Peoples Benefit Life Insurance Company	Hold title on Trustee’s Deeds on secured property

ARC Reinsurance Corporation	Hawaii	100% Transamerica Corp,	Property & Casualty Insurance

ARV Pacific Villas, A California Limited Partnership	California	General Partners - Transamerica Affordable Housing, Inc. (0.5%); Non-Affiliate of AEGON, Jamboree Housing Corp. (0.5%). Limited Partner: TOLIC (99%)	Property

AUSA Holding Company	Maryland	100% AEGON USA, Inc.	Holding company

AUSACAN LP	Canada	General Partner - AUSA Holding Co. (1%); Limited Partner - First AUSA Life Insurance Company (99%)	Inter-company lending and general business

Bankers Financial Life Ins. Co.	Arizona	100% Voting Common Stock - First AUSA Life Insurance Co. Class B Common stock is allocated 75% of total cumulative vote. Class A Common stock is allocated 25% of total cumulative vote.	Insurance

Bay Area Community Investments I, LLC	California	70% LIICA; 30% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Bay State Community Investments I, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Bay State Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Benefit Plans, Inc.	Delaware	100% Commonwealth General Corporation	TPA for Peoples Security Life Insurance Company

BF Equity LLC	New York	100% RCC North America LLC	Real estate

Buena Sombra Insurance Agency, Inc.	Maryland	91,790 shares of common stock owned by Commonwealth General Corporation; 8,210 shares of common stock owned by Peoples Benefit Life Insurance Company	Insurance agency

BWAC Twelve, Inc.	Delaware	100% TCFCII	Holding company

BWAC Twenty-One, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Canadian Premier Holdings Ltd.	Canada	100% AEGON DMS Holding B.V.	Holding company

Canadian Premier Life Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

Capital 200 Block Corporation	Delaware	100% Commonwealth General Corporation	Real estate holdings

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Capital General Development Corporation	Delaware	2.64 shares of common stock owned by AEGON USA, Inc.; 10 shares of common stock owned by Commonwealth General Corporation	Holding company

Capital Liberty, L.P.	Delaware	99.0% Monumental Life Insurance Company (Limited Partner); 1.0% Commonwealth General Corporation (General Partner)	Holding company

Commonwealth General Corporation (“CGC”)	Delaware	100% AEGON U.S. Corporation	Holding company

Consumer Membership Services Canada Inc.	Canada	100% Canadian Premier Holdings Ltd.	Marketing of credit card protection membership services in Canada

Cornerstone International Holdings Ltd.	UK	100% AEGON DMS Holding B.V.	Holding company

CRC Creditor Resources Canadian Dealer Network Inc.	Canada	100% Creditor Resources, Inc.	Insurance agency

Creditor Resources, Inc.	Michigan	100% AUSA Holding Co.	Credit insurance

CRI Canada Inc.	Canada	100% Creditor Resources, Inc.	Holding company

CRI Credit Group Services Inc.	Canada	100% Creditor Resources, Inc.	Holding company

Diversified Actuarial Services, Inc.	Massachusetts	100% Diversified Investment Advisors, Inc.	Employee benefit and actuarial consulting

Diversified Investment Advisors, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor

Diversified Investors Securities Corp.	Delaware	100% Diversified Investment Advisors, Inc.	Broker-Dealer

Edgewood IP, LLC	Iowa	100% TOLIC	Limited liability company

FGH Eastern Region LLC	Delaware	100% FGH USA LLC	Real estate

FGH Realty Credit LLC	Delaware	100% FGH Eastern Region LLC	Real estate

FGH USA LLC	Delaware	100% RCC North America LLC	Real estate

FGP 109th Street LLC	Delaware	100% FGH USA LLC	Real estate

FGP 90 West Street LLC	Delaware	100% FGH USA LLC	Real estate

FGP Burkewood, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Bush Terminal, Inc.	Delaware	100% FGH Realty Credit LLC	Real estate

FGP Colonial Plaza, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Franklin LLC.	Delaware	100% FGH USA LLC	Real estate

FGP Herald Center, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Heritage Square, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Islandia, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Merrick, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Rockbeach, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP West 32nd Street, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP West Street LLC	Delaware	100% FGH USA LLC	Real estate

FGP West Street Two LLC	Delaware	100% FGH USA LLC	Real estate

Fifth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Financial Planning Services, Inc.	District of Columbia	100% Ampac Insurance Agency, Inc. (EIN #27-1720755)	Special-purpose subsidiary

Financial Resources Insurance Agency of Texas	Texas	100% owned by Dan Trivers, VP & Director of Operations of Transamerica Financial Advisors, Inc., to comply with Texas insurance law	Retail sale of securities products

First FGP LLC	Delaware	100% FGH USA LLC	Real estate

Force Financial Group, Inc.	Delaware	100% Academy Insurance Group, Inc.	Special-purpose subsidiary

Fourth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Garnet Assurance Corporation	Kentucky	100% Life Investors Insurance Company of America	Investments

Garnet Assurance Corporation II	Iowa	100% Monumental Life Insurance Company	Business investments

Garnet Assurance Corporation III	Iowa	100% Transamerica Occidental Life Insurance Company	Business investments

Garnet Community Investments I, LLC	Delaware	100% Life Investors Insurance Company of America	Securities

Garnet Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Securities

Garnet Community Investments III, LLC	Delaware	100% Transamerica Occidental Life Insurance Company	Business investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Community Investments IV, LLC	Delaware	100% Transamerica Occidental Life Insurance Company	Investments

Garnet Community Investments V, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VI, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VIII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet LIHTC Fund I, LLC	Delaware	100% Garnet Community Investments I, LLC	Investments

Garnet LIHTC Fund II, LLC	Delaware	100% Garnet Community Investments II, LLC	Investments

Garnet LIHTC Fund III, LLC	Delaware	100% Garnet Community Investments III, LLC	Investments

Garnet LIHTC Fund IV, LLC	Delaware	100% Garnet Community Investments IV, LLC	Investments

Garnet LIHTC Fund V, LLC	Delaware	100% Garnet Community Investments V, LLC	Investments

Garnet LIHTC Fund VI, LLC	Delaware	100% Garnet Community Investments VI, LLC	Investments

Garnet LIHTC Fund VII, LLC	Delaware	100% Garnet Community Investments VII, LLC	Investments

Garnet LIHTC Fund VIII, LLC	Delaware	100% Garnet Community Investments VIII, LLC	Investments

Gemini Investments, Inc.	Delaware	100% TLIC	Investment subsidiary

Global Preferred Re Limited	Bermuda	100% GPRE Acquisition Corp.	Reinsurance

Global Premier Reinsurance Company, Ltd.	British Virgin	100% Commonwealth General Corporation	Reinsurance company

GPRE Acquisition Corp.	Delaware	100% AEGON N.V.	Acquisition company

Great Companies, L.L.C.	Iowa	47.50% Money Services, Inc.	Markets & sells mutual funds & individually managed accounts

Home Loans and Finance Ltd.	U.K.	100% TIISI	Inactive — this entity is in the process of being liquidated

Hott Feet Development LLC	New York	100% Transamerica Occidental Life Insurance Company	Broadway production

In the Pocket LLC	New York	100% Transamerica Occidental Life Insurance Company	Broadway production

Innergy Lending, LLC	Delaware	50% World Financial Group, Inc.; 50% ComUnity Lending, Inc.(non-AEGON entity)	Lending

InterSecurities, Inc.	Delaware	100% AUSA Holding Co.	Broker-Dealer

Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Co.	Leases business equipment

Iowa Fidelity Life Insurance Co.	Arizona	Ordinary common stock is allowed 60% of total cumulative vote. Participating common stock is allowed 40% of total cumulative vote. First AUSA Life Insurance Co.	Insurance

JMH Operating Company, Inc.	Mississippi	100% People’s Benefit Life Insurance Company	Real estate holdings

Legacy General Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

Life Investors Alliance, LLC	Delaware	100% LIICA	Purchase, own, and hold the equity interest of other entities

Life Investors Insurance Company of America	Iowa	504,032 shares Common Stock owned by AEGON USA, Inc.; 504,033 shares Series A Preferred Stock owned by AEGON USA, Inc.	Insurance

Massachusetts Fidelity Trust Co.	Iowa	100% AUSA Holding Co.	Trust company

Money Concepts (Canada) Limited	Canada	100% National Financial Corporation	Financial services, marketing and distribution

Money Services, Inc.	Delaware	100% AUSA Holding Co.	Provides financial counseling for employees and agents of affiliated companies

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Monumental General Administrators, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Provides management srvcs. to unaffiliated third party administrator

Monumental General Insurance Group, Inc.	Maryland	100% AUSA Holding Co.	Holding company

Monumental Life Insurance Company	Maryland	73.23% Capital General Development Company; 26.77% First AUSA Life Insurance Company	Insurance Company

National Association Management and Consultant Services, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides actuarial consulting services

National Financial Corporation	Canada	100% AEGON Canada, Inc.	Holding company

National Financial Insurance Agency, Inc.	Canada	100% 1488207 Ontario Limited	Insurance agency

NEF Investment Company	Calfornia	100% TOLIC	Real estate development

New Markets Community Investment Fund, LLC	Iowa	50% AEGON Institutional Markets, Inc.; 50% AEGON USA Realty Advisors, Inc.	Community development entity

Peoples Benefit Life Insurance Company	Iowa	76.3% Monumental Life Insurance Company; 20% Capital Liberty, L.P.; 3.7% CGC	Insurance Company

Peoples Benefit Services, Inc.	Pennsylvania	100% Veterans Life Insurance Company	Special-purpose subsidiary

Premier Solutions Group, Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance

Primus Guaranty, Ltd.	Bermuda	Partners are: Transamerica Life Insurance Company (13.1%) and non-affiliates of AEGON: XL Capital, Ltd. (34.7%); CalPERS/PCG Corporate Partners Fund, LLC (13.0%); Radian Group (11.1%).	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.

Prisma Holdings, Inc. I	Delaware	100% AUSA Holding Co.	Holding company

Prisma Holdings, Inc. II	Delaware	100% AUSA Holding Co.	Holding company

Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Property & Casualty Insurance

Quantitative Data Solutions, LLC	Delaware	100% owned by TOLIC	Special purpose corporation

Quest Membership Services, Inc.	Delaware	100% Commonwealth General Corporation	Travel discount plan

RCC North America LLC	Delaware	100% AEGON USA, Inc.	Real estate

RCC Properties Limited Partnership	Iowa	AEGON USA Realty Advisors, Inc. is General Partner and 5% owner; all limited partners are RCC entities within the RCC group	Limited Partnership

Real Estate Alternatives Portfolio 1 LLC	Delaware	Members: 38.356% Transamerica Life Insurance Co.; 34.247% TOLIC; 18.356% LIICA; 6.301% Monumental Life Insurance Co.; 2.74% Transamerica Financial Life Insurance Co.	Real estate alternatives investment

Real Estate Alternatives Portfolio 2 LLC	Delaware	Members: 59.5% Transamerica Life Insurance Co.; 30.75% TOLIC; 22.25%; Transamerica Financial Life Insurance Co.; 2.25% Stonebridge Life Insurance Co.	Real estate alternatives investment

Real Estate Alternatives Portfolio 3 LLC	Delaware	Members: 30.4% Transamerica Life Insurance Co.; 23% TOLIC; 1% Stonebridge Life Insurance Co.; 11% LIICA; 14% PBLIC; 5% MLIC	Real estate alternatives investment

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Real Estate Alternatives Portfolio 3A, Inc.	Delaware	33.4% owned by Life Investors Insurance Company of America; 32% owned by Peoples Benefit Life Insurance Company; 10% owned by Transamerica Occidental Life Insurance Company; 9.4% owned by Monumental Life Insurance Company; 9.4% owned by Transamerica Financial Life Insurance Company; 1% owned by Stonebridge Life Insurance Company	Real estate alternatives investment

Realty Information Systems, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Information Systems for real estate investment management

Retirement Project Oakmont	CA	General Partners: Trransamerica Products, Inc.; TOLIC; Transameirca Oakmont Retirement Associates, a CA limited partnership. Co-General Partners of Transamerica Oakmont Retirement Associates are Transamerica Oakmont Corp. and Transamerica Products I (Administrative General Partner).	Senior living apartment complex

River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company

Second FGP LLC	Delaware	100% FGH USA LLC	Real estate

Seventh FGP LLC	Delaware	100% FGH USA LLC	Real estate

Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Holding company

South Glen Apartments, LLC	Iowa	100% Transamerica Affordable Housing, Inc.	Limited liability company

Southwest Equity Life Ins. Co.	Arizona	100% of Common Voting Stock AEGON USA, Inc.	Insurance

Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan

Stonebridge Casualty Insurance Company	Ohio	197,920 shares of Common Stock owned by AEGON U.S. Corporation; 302,725 shares of Common Stock owned by AEGON USA, Inc.	Insurance company

Stonebridge Group, Inc.	Delaware	100% Commonwealth General Corporation	General purpose corporation

Stonebridge International Insurance Ltd.	UK	100% Cornerstone International Holdings Ltd.	General insurance company

Stonebridge International Marketing Ltd.	UK	100% Cornerstone International Holdings Ltd.	Marketing

Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company

Stonebridge Reinsurance Company	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

TA Air XI, Corp.	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation

TAH-MCD IV, LLC	Iowa	100% Transamerica Affordable Housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership

TBC III, Inc.	Delaware	100% TFCFC Asset Holdings, Inc.	Special purpose corporation

TBK Insurance Agency of Ohio, Inc.	Ohio	500 shares non-voting common stock owned by Transamerica Financial Advisors, Inc.; 1 share voting common stock owned by James Krost	Variable insurance contract sales in state of Ohio

TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property

TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
TCFC Employment, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Used for payroll for employees at TFC

TFC Properties, Inc.	Delaware	100% Transamerica Corporation	Holding company

The AEGON Trust Advisory Board: Donald J. Shepard, Joseph B.M. Streppel, Alexander R. Wynaendts, and Craig D. Vermie	Delaware		Voting Trust

The Gilwell Company	California	100% Transamerica Corporation	Ground lessee of 517 Washington Street, San Francisco

The Insurance Agency for the American Working Family, Inc.	Maryland	100% Veterans Life Insurance Company	Insurance

The RCC Group, Inc.	Delaware	100% FGH USA LLC	Real estate

TIHI Mexico, S. de R.L. de C.V.	Mexico	95% TIHI; 5% TOLIC	To render and receive all kind of administrative, accountant, mercantile and financial counsel and assistance to and from any other Mexican or foreign corporation, whether or not this company is a shareholder of them

Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company

Transamerica Affordable Housing, Inc.	California	100% TRS	General partner LHTC Partnership

Transamerica Annuity Service Corporation	New Mexico	100% TSC	Performs services required for structured settlements

Transamerica Aviation LLC	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation

Transamerica Business Technologies Corporation.	Delaware	100% Transamerica Corp.	Telecommunications and data processing

Transamerica Capital, Inc.	California	100% AUSA Holding Co.	Broker/Dealer

Transamerica CBO I, Inc.	Delaware	100% Transamerica Corp.	Owns and manages a pool of high-yield bonds

Transamerica China Investments Holdings Limited	Hong Kong	99% TOLIC	Holding company

Transamerica Commercial Finance Corporation, I	Delaware	100% TFC	Holding company

Transamerica Consultora Y Servicios Limitada	Chile	95% TOLIC; 5% Transamerica International Holdings, Inc.	Special purpose limited liability corporation

Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company

Transamerica Corporation	Delaware	The AEGON Trust owns 350 shares; AEGON U.S. Holding Corp. owns 10 shares	Major interest in insurance and finance

Transamerica Corporation (Oregon)	Oregon	100% Transamerica Corp.	Holding company

Transamerica Direct Marketing Asia Pacific Pty Ltd.	Australia	100% AEGON DMS Holding B.V.	Holding company

Transamerica Direct Marketing Australia Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Marketing/operations company

Transamerica Direct Marketing Japan K.K.	Japan	100% AEGON DMS Holding B.V.	Marketing company

Transamerica Direct Marketing Korea Ltd.	Korea	99% AEGON DMS Holding B.V.: 1% AEGON International N.V.	Marketing company

Transamerica Direct Marketing Taiwan, Ltd.	Taiwan	100% AEGON DMS Holding B.V.	Authorized business: Enterprise management consultancy, credit investigation services, to engage in business not prohibited or restricted under any law of R.O.C., except business requiring special permission of government

Transamerica Distribution Finance - Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance

Transamerica Finance Corporation (“TFC”)	Delaware	100% Transamerica Corp.	Commercial & Consumer Lending & equipment leasing

Transamerica Financial Advisors, Inc.	Delaware	100% TSC	Broker/dealer

Transamerica Financial Institutions, Inc.	Minnesota	100% AEGON Financial Services Group, Inc.	Inactive

Transamerica Financial Life Insurance Company	New York	87.40% AEGON USA, Inc.; 12.60% TOLIC	Insurance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Financial Resources Ins. Agency of Alabama, Inc.	Alabama	100% Transamerica Financial Advisors, Inc.	Insurance agent & broker

Transamerica Financial Resources Ins. Agency of Nevada, Inc.	Nevada	100% Transamerica Financial Advisors, Inc.	Insurance agent & broker

Transamerica Fund Advisors, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 77%; AUSA Holding Co. owns 23%	Fund advisor

Transamerica Fund Services, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 44%; AUSA Holding Company owns 56%	Mutual fund

Transamerica Funding LP	U.K.	98% Transamerica Leasing Holdings, Inc.; 1% Transamerica Distribution Services, Inc.; 1% BWAC Twenty One, Inc.	Intermodal leasing

Transamerica Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company

Transamerica Home Loan	California	100% Transamerica Finance Corporation	Consumer mortgages

Transamerica IDEX Mutual Funds	Delaware	100% AEGON/Transamerica Fund Advisers, Inc.	Mutual fund

Transamerica Income Shares, Inc.	Maryland	100% AEGON/Transamerica Fund Advisers, Inc.	Mutual fund

Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary

Transamerica International Direct Marketing Group, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Marketing arm for sale of mass marketed insurance coverage

Transamerica International Holdings, Inc.	Delaware	100% AEGON USA, Inc.	Investments

Transamerica International Insurance Services, Inc. (“TIISI”)	Delaware	100% TSC	Holding & administering foreign operations

Transamerica International RE (Bermuda) Ltd.	Bermuda	100% AEGON USA, Inc.	Reinsurance

Transamerica Investment Management, LLC	Delaware	80% Transamerica Investment Services, Inc. as Original Member; 20% owned by Professional Members (employees of Transamerica Investment Services, Inc.)	Investment advisor

Transamerica Investment Services, Inc. (“TISI”)	Delaware	100% Transamerica Corp.	Holding company

Transamerica Investors, Inc.	Maryland	Maintains advisor status	Advisor

Transamerica Leasing Holdings, Inc.	Delaware	100% Transamerica Finance Corporation	Holding company

Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Occidental Life Insurance Company	Long-term life insurer in Bermuda — will primarily write fixed universal life and term insurance

Transamerica Life Canada	Canada	AEGON Canada Inc. owns 9,600,000 shares of common stock; AEGON International N.V. owns 3,568,941 shares of common stock and 184,000 shares of Series IV Preferred stock.	Life insurance company

Transamerica Life Insurance Company	Iowa	316,955 shares Common Stock owned by Transamerica Occidental Life Insurance Company; 42,500 shares Series A Preferred Stock & 87,755 shares Series B Preferred Stock owned by AEGON USA, Inc.	Insurance

Transamerica Marketing E Correctora De Seguros Brazil	Brazil	749,000 quotes shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International N.V.	Brokerage company

Transamerica Mezzanine Financing Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Minerals Company	California	100% TRS	Owner and lessor of oil and gas properties

Transamerica Oakmont Corporation	California	100% Transamerica Products, Inc.	General partner retirement properties

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Oakmont Retirement Associates	California	Co-General Partners are Transamerica Oakmont Corporation and Transamerica Products I (Administrative General Partner)	Senior living apartments

Transamerica Occidental Life Insurance Company (“TOLIC”)	Iowa	100% TSC	Life Insurance

Transamerica Occidental’s Separate Account Fund C	California	100% TOLIC	Mutual fund

Transamerica Pacific Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Life insurance

Transamerica Products, Inc. (“TPI”)	California	100% TSC	Holding company

Transamerica Pyramid Properties LLC	Iowa	100% TOLIC	Realty limited liability company

Transamerica Realty Investment Properties LLC	Delaware	100% TOLIC	Realty limited liability company

Transamerica Realty Services, LLC (“TRS”)	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate investments

Transamerica Retirement Communities S.F., Inc.	Delaware	100% TFC Properties, Inc.	Owned property

Transamerica Retirement Communities S.J., Inc.	Delaware	100% TFC Properties, Inc.	Owned property

Transamerica Securities Sales Corp.	Maryland	100% TSC	Life insurance sales

Transamerica Service Company (“TSC”)	Delaware	100% TIHI	Holding company

Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Trailer Leasing AG	Switzerland	100% Transamerica Leasing Holdings, Inc.	Leasing

Transamerica Trailer Leasing Sp. Z.O.O.	Poland	100% Transamerica Leasing Holdings, Inc.	Leasing

Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing

Unicom Administrative Services, GmbH	Germany	100% Unicom Administrative Services, Inc.	This entity is in the process of being liquidated

Unicom Administrative Services, Inc.	Pennsylvania	100% Academy Insurance Group, Inc.	Provider of admin. services

United Financial Services, Inc.	Maryland	100% AEGON USA, Inc.	General agency

Universal Benefits Corporation	Iowa	100% AUSA Holding Co.	Third party administrator

USA Administration Services, Inc.	Kansas	100% TOLIC	Third party administrator

Valley Forge Associates, Inc.	Pennsylvania	100% Ampac Insurance Agency, Inc. (EIN #27-1720755)	Furniture & equipment lessor

Veterans Insurance Services, Inc.	Delaware	100% Ampac Insurance Agency, Inc. (EIN #27-1720755)	Special-purpose subsidiary

Veterans Life Insurance Company	Illinois	100% AEGON USA, Inc.	Insurance company

Westcap Investors, LLC	Delaware	100% Transamerica Investment Management, LLC	Inactive

Western Reserve Life Assurance Co. of Ohio	Ohio	100% AEGON USA, Inc.	Insurance

WFG China Holdings, Inc.	Delaware	100% World Financial Group, Inc.	Hold interest in Insurance Agency located in Peoples Republic of China

WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Properties Holdings, LLC	Georgia	100% World Financial Group, Inc.	Marketing

WFG Property & Casualty Insurance Agency of Alabama, Inc.	Alabama	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency of California, Inc.	California	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency of Mississippi, Inc.	Mississippi	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency of Nevada, Inc.	Nevada	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency, Inc.	Georgia	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Securities of Canada, Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
World Financial Group Holding Company of Canada Inc.	Canada	100% TIHI	Holding company

World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency

World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company

World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing

World Group Securities, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Broker-dealer

WRL Insurance Agency of Wyoming, Inc.	Wyoming	100% WRL Insurance Agency, Inc.	Insurance agency

WRL Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

Zahorik Company, Inc.	California	100% AUSA Holding Co.	Broker-Dealer

Zahorik Texas, Inc.	Texas	100% Zahorik Company, Inc.	Insurance agency

ZCI, Inc.	Alabama	100% Zahorik Company, Inc.	Insurance agency

Item 27.    Number of Policyowners

As of February 28, 2006, there were 71,895 Owners of the Policies.

Item 28.    Indemnification

The Iowa Code (Sections 490.850 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters

(a)	AFSG Securities Corporation serves as the principal underwriter for:

AFSG Securities Corporation serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA B, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA K, Separate Account VA L, Separate Account VA P, Separate Account VA Q, Separate Account VA R, Separate Account VA S, Separate Account VA W, Separate Account VA X, Separate Account VA-1, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Transamerica Corporate Separate Account Sixteen, Separate Account VL A and Separate Account VUL A. These accounts are separate accounts of Transamerica Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for Separate Account VA BNY, Separate Account VA QNY, Separate Account VA WNY, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account and TFLIC Series Life Account. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for Peoples Benefit Life Insurance Company Separate Account I, Peoples Benefit Life Insurance Company Separate Account II and Peoples Benefit Life Insurance Company Separate Account V. These accounts are separate accounts of Peoples Benefit Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for Separate Account VA U, Separate Account VA V, WRL Series Life Account, WRL Series Life Corporate Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.

AFSG Securities Corporation also serves as principal underwriter for Separate Account VA-2L, Separate Account VA-5, and Transamerica Occidental Life Separate Account VUL-3. These accounts are separate accounts of Transamerica Occidental Life Insurance Company.

AFSG Securities Corporation also serves as principal underwriter for AEGON/Transamerica Series Trust, Transamerica IDEX Mutual Funds and Transamerica Investors, Inc.

(b)	Directors and Officers of AFSG Securities Corporation:

Name	Principal Business Address	Position and Offices with Underwriter
Larry N. Norman	(1)	Director and President
Lisa Wachendorf	(1)	Director, Vice President and Chief Compliance Officer
Frank A. Camp	(1)	Secretary
Darin D. Smith	(1)	Vice President and Assistant Secretary
Linda Gilmer	(1)	Treasurer, Controller, and Financial & Operations Principal
Teresa L. Stolba	(1)	Assistant Compliance Officer
John K. Carter	(2)	Vice President
Kyle A. Kellan	(2)	Vice President
Priscilla I. Hechler	(2)	Assistant Secretary and Assistant Vice President
Michael C Massrock	(2)	Vice President
Clifton W. Flenniken, III	(3)	Assistant Treasurer
Carol A Sterlacci	(2)	Assistant Controller and Treasurer
Paula G. Nelson	(5)	Director
Phillip S. Eckman	(5)	Director

(1)	4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001
(2)	570 Carillon Parkway, St. Petersburg, FL 33716-1202
(3)	111 North Charles Street, Baltimore, MD 21201
(4)	400 West Market Street, Louisville, KY 40202
(5)	600 South Highway 169 Suite 1800, Minneapolis, MN 55426
(c)	Compensation to Principal Underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions(1)	Compensation on Redemption	Brokerage Commissions	Compensation
AFSG Securities Corporation	$53,634,702.00	0	0	0

(1)	Fiscal Year 2005

Item 30.    Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Manager Regulatory Filing Unit Transamerica Life Insurance Company at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499.

Item 31.    Management Services.

All management Policies are discussed in Part A or Part B.

Item 32.    Undertakings

(a)  Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Policy may be accepted.

(b)  Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

(c)  Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Transamerica at the address or phone number listed in the Prospectus.

(d)  Transamerica Life Insurance Company hereby represents that the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica Life Insurance Company.

SECTION 403(B) REPRESENTATIONS

        Transamerica represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

STATEMENT PURSUANT TO RULE 6C-7: TEXAS OPTIONAL RETIREMENT PROGRAM

Transamerica and the Mutual Fund Account rely on 17 C.F.R. Sec. 270.6c-7, and represent that the provisions of that Rule have been or will be complied with.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 25 day of April, 2006.

SEPARATE ACCOUNT VA B

TRANSAMERICA LIFE INSURANCE
COMPANY
Depositor

*
Larry N. Norman
President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.

Signatures	Title	Date

* Ronald L. Ziegler	Director and Vice President	, 2006

* Larry N. Norman	Director, Chairman of the Board and President	, 2006

/s/ CRAIG D. VERMIE Craig D. Vermie	Director, Senior Vice President, Secretary, and General Counsel	April 25, 2006

* Arthur C. Schneider	Director, Chief Tax Officer, and Senior Vice President	, 2006

* Brenda K. Clancy	Director, Executive Vice President, and Chief Operations Officer	, 2006

* Robert J. Kontz	Vice President and Corporate Controller	, 2006

* James A. Beardsworth	Senior Vice President and Treasurer	, 2006

* By Craig D. Vermie, Attorney-in-Fact

Registration No. 33-33085

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

SEPARATE ACCOUNT VA B

EXHIBIT INDEX

Exhibit No.	Description of Exhibit	Page No.*

(8)(r)	Amended and Restated Participation Agreement among Fidelity Distributors Corporation and Transamerica Life Insurance Company

(9)(a)	Opinion and Consent of Counsel

(9)(b)	Consent of Counsel

(10)(a)	Consent of Independent Registered Public Accounting Firm

(10)(b)	Opinion and Consent of Actuary

(13)	Performance Data Calculations

*	Page numbers included only in manually executed original.